                     File Numbers: 333-91784 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number 41


                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 286


                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)

                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.

             Senior Vice President, Secretary and General Counsel

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(i)

[_] on (date) pursuant to paragraph (a)(i)

[_] 75 days after filing pursuant to paragraph (a)(ii)
[_] on (date) pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
  Variable Annuity Contracts

MULTIOPTION ADVISOR
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. The MultiOption Advisor B, C, and L Class Contracts are no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST
..SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS DYNAMIC MANAGED VOLATILITY FUND
..SFT ADVANTUS GOVERNMENT MONEY MARKET FUND
..SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES ..SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES ..SFT ADVANTUS MANAGED VOLATILITY EQUITY FUND
..SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES ..SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES ..SFT IVY/SM/ GROWTH FUND*
..SFT IVY/SM/ SMALL CAP GROWTH FUND*
..SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..SFT T. ROWE PRICE VALUE FUND


  *'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE
   WADDELL & REED INVESTMENT MANAGEMENT COMPANY, THE FUNDS' SUBADVISOR.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)

..GLOBAL BOND FUND -- CLASS 2 SHARES
..GLOBAL GROWTH FUND -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2 SHARES
..GROWTH FUND -- CLASS 2 SHARES
..GROWTH-INCOME FUND -- CLASS 2 SHARES
..INTERNATIONAL FUND -- CLASS 2 SHARES

..NEW WORLD FUND(R) -- CLASS 2 SHARES

..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- CLASS 2 SHARES


[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES ..GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES


[LOGO] IVY INVESTMENTS/R/





IVY VARIABLE INSURANCE PORTFOLIOS
..IVY VIP ASSET STRATEGY -- CLASS II SHARES
..IVY VIP BALANCED -- CLASS II SHARES
..IVY VIP CORE EQUITY -- CLASS II SHARES
..IVY VIP GLOBAL GROWTH -- CLASS II SHARES
..IVY VIP HIGH INCOME -- CLASS II SHARES
..IVY VIP INTERNATIONAL CORE EQUITY -- CLASS II SHARES
..IVY VIP MICRO CAP GROWTH -- CLASS II SHARES
..IVY VIP MID CAP GROWTH -- CLASS II SHARES
..IVY VIP NATURAL RESOURCES -- CLASS II SHARES
..IVY VIP SCIENCE AND TECHNOLOGY -- CLASS II SHARES
..IVY VIP SMALL CAP CORE -- CLASS II SHARES
..IVY VIP VALUE -- CLASS II SHARES
..IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY -- CLASS II
 SHARES
..IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY -- CLASS II SHARES
..IVY VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY -- CLASS II
 SHARES


[LOGO] JANUS

JANUS ASPEN SERIES

..BALANCED PORTFOLIO -- SERVICE SHARES*
..FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES*
..FORTY PORTFOLIO -- SERVICE SHARES*
..OVERSEAS PORTFOLIO -- SERVICE SHARES*
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES**

  *ON/ABOUT MAY 30, 2017, "JANUS HENDERSON" WILL PRECEDE THE NAME ON EACH OF
   THE PORTFOLIOS.
 **ON/ABOUT MAY 30, 2017, "JANUS HENDERSON" WILL PRECEDE THE NAME ON EACH OF
   THE PORTFOLIOS AND "PERKINS" WILL BE REMOVED FROM THE NAME OF THE PORTFOLIO.


[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST
..MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO]


MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
..MORGAN STANLEY VIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]


ALPS VARIABLE INVESTMENT TRUST
..MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*
..MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*

  *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
   SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO] Pimco

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES

..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES (ON/ABOUT MAY 15, 2017,
 WILL MERGE INTO PUTNAM VT EQUITY INCOME FUND)
..PUTNAM VT GROWTH OPPORTUNITIES -- CLASS IB SHARES

..PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES


[LOGO] TOPS/R/


NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2017.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 17
             DESCRIPTION OF THE CONTRACT...................... 23
               Right of Cancellation or "Free Look"........... 23
               1035 Exchanges or Replacements................. 24
               Purchase Payments.............................. 24
               Automatic Purchase Plan........................ 25
               Purchase Payment Allocation Options............ 25
               Focused Portfolio Strategies or Models......... 25
               CustomChoice Allocation Option................. 26
               Transfers...................................... 29
               Market Timing and Disruptive Trading........... 30
               Systematic Transfer Arrangements............... 31
                  Automatic Portfolio Rebalancing............. 32
                  Dollar Cost Averaging....................... 32
               Purchase Payments and Value of the Contract.... 33
                  Crediting Accumulation Units................ 33
                  Value of the Contract....................... 33
                  Accumulation Unit Value..................... 33
               Net Investment Factor for Each Valuation
                Period........................................ 34
               Redemptions, Withdrawals and Surrender......... 34
               Modification and Termination of the Contract... 35
               Assignment..................................... 35
               Deferment of Payment........................... 36
               Confirmation Statements and Reports............ 36
             CONTRACT CHARGES AND FEES........................ 36
               Deferred Sales Charge.......................... 36
               Nursing Home or Terminal Illness Waiver........ 38
               Unemployment Waiver............................ 39
               Mortality and Expense Risk Charge.............. 39
               Administrative Charge.......................... 39
               Annual Maintenance Fee......................... 40
               Optional Contract Rider Charges................ 40
               Premium Taxes.................................. 44
               Transfer Charges............................... 44
               Market Value Adjustment........................ 44
               Underlying Portfolio Charges................... 44
             ANNUITIZATION BENEFITS AND OPTIONS............... 44
               Annuity Payments............................... 44
               Electing the Retirement Date and Annuity
                Option........................................ 45
               Annuity Options................................ 46
               Calculation of Your First Annuity Payment...... 47
               Amount of Subsequent Variable Annuity
                Payments...................................... 47
               Value of the Annuity Unit...................... 48
               Transfers after you have Annuitized
                your Contract................................. 48
             DEATH BENEFITS................................... 49
               Before Annuity Payments Begin.................. 49
               Optional Death Benefits........................ 50
                  Highest Anniversary Value Death Benefit
                   Option..................................... 50
                  5% Death Benefit Increase Option............ 52
                  Premier Death Benefit Option................ 54
                  Estate Enhancement Benefit (EEB) Option..... 55
               Death Benefits After Annuity Payments Begin.... 56
               Abandoned Property Requirements................ 57


             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  57
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  58
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  65
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  73
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single) Option..........................  81
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint) Option...........................  90
               Ovation Lifetime Income -- Single (Ovation --
                Single) Option................................  98
               Ovation Lifetime Income -- Joint (Ovation --
                Joint) Option................................. 107
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 115
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 118
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 123
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 128
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 135
             GENERAL INFORMATION.............................. 142
               The Company -- Minnesota Life Insurance
                Company....................................... 142
               The Separate Account -- Variable Annuity
                Account....................................... 142
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 143
               Compensation Paid for the Sale of Contracts.... 144
               Payments Made by Underlying Mutual
                Funds......................................... 145
               The General Account and the Guaranteed Term
                Account....................................... 146
             VOTING RIGHTS.................................... 149
             FEDERAL TAX STATUS............................... 149
             PERFORMANCE DATA................................. 157
             CYBERSECURITY.................................... 158
             STATEMENT OF ADDITIONAL INFORMATION.............. 158
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Variable Annuity
              Values.......................................... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustments....... B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT VALUE: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our other separate accounts.

GUARANTEE PERIOD: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

    .  To receive a current copy of the MultiOption(R) Advisor Variable
       Annuity Statement of Additional Information (SAI) without charge, call
       1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________
                          Address _________
                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY

NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed

Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                YEARS SINCE PURCHASE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES
                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
BASE CONTRACT + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)


-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge                                     Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge                                     Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge                           Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge                            Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge                                       Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge                            Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge                             Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge                           Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge                            Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge                      Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge                       Current benefit charge  1.20%
-------------------------------------------------------------------------------




The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                           MINIMUM MAXIMUM
                                                                           ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/ /
  (expenses that are deducted from portfolio assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)       0.45%   1.69%




State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,256   $2,306    $3,411     $6,190     $556     $1,706  $2,911   $6,190
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,135   $1,948    $2,831     $5,134     $435     $1,348  $2,331   $5,134

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $  386   $1,172    $1,976     $4,070     $386     $1,172  $1,976   $4,070
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  263   $  808    $1,380     $2,934     $263     $  808  $1,380   $2,934

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
L CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $1,081   $1,758    $1,953     $4,027     $381     $1,158  $1,953   $4,027
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  958   $1,393    $1,355     $2,885     $258     $  793  $1,355   $2,885


NOTE: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.


                                                         INVESTMENT                     INVESTMENT
                    FUND NAME                             ADVISER                       OBJECTIVE
                    ---------                            ----------                     ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.  Seeks to maximize total return
 Shares+                                                                   consistent with the Adviser's
                                                                           determination of reasonable risk.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.  Seeks long-term growth of capital.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.  Seeks above-average total return
 Shares                                                                    over a market cycle of three to five
                                                                           years by investing in common stocks
                                                                           and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.  Seeks capital growth and income
                                                                           through investments in equity
                                                                           securities, including common stocks,
                                                                           preferred stocks and securities
                                                                           convertible into common and
                                                                           preferred stocks.

        FUND NAME             INVESTMENT ADVISER        INVESTMENT OBJECTIVE
        ---------             ------------------        --------------------
Invesco V.I. Equity and    Invesco Advisers, Inc.     Seeks capital
 Income Fund -- Series II                             appreciation and current
 Shares                                               income.
Invesco V.I. Growth and    Invesco Advisers, Inc.     Seeks long-term growth of
 Income Fund -- Series II                             capital and income.
 Shares
Invesco V.I. Small Cap     Invesco Advisers, Inc.     Seeks long-term growth of
 Equity Fund -- Series II                             capital.
 Shares
ALPS VARIABLE INVESTMENT
 TRUST (MORNINGSTAR)
Morningstar Aggressive     ALPS Advisors, Inc.,       Seeks to provide
 Growth ETF Asset          SUB-ADVISER: Morningstar   investors with capital
 Allocation                Investment Management LLC  appreciation.
 Portfolio -- Class II
 Shares
Morningstar Balanced ETF   ALPS Advisors, Inc.,       Seeks to provide
 Asset Allocation          SUB-ADVISER: Morningstar   investors with capital
 Portfolio --              Investment Management LLC  appreciation and some
 Class II Shares                                      current income.
Morningstar Conservative   ALPS Advisors, Inc.,       Seeks to provide
 ETF Asset Allocation      SUB-ADVISER: Morningstar   investors with current
 Portfolio --              Investment Management LLC  income and preservation
 Class II Shares                                      of capital.
Morningstar Growth ETF     ALPS Advisors, Inc.,       Seeks to provide
 Asset Allocation          SUB-ADVISER: Morningstar   investors with capital
 Portfolio --              Investment Management LLC  appreciation.
 Class II Shares
Morningstar Income and     ALPS Advisors, Inc.,       Seeks to provide
 Growth ETF Asset          SUB-ADVISER: Morningstar   investors with current
 Allocation Portfolio      Investment Management LLC  income and capital
 Class II Shares                                      appreciation.
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.
VP Income & Growth         American Century           Seeks capital growth by
 Fund -- Class II Shares   Investment Management,     investing in common
                           Inc.                       stocks.
AMERICAN CENTURY VARIABLE
 PORTFOLIOS II, INC.
VP Inflation Protection    American Century           The fund pursues
 Fund --Class II Shares    Investment Management,     long-term total return
                           Inc.                       using a strategy that
                                                      seeks to protect against
                                                      U.S. inflation.
AMERICAN FUNDS INSURANCE
 SERIES(R)
Global Bond Fund -- Class  Capital Research and       Seeks to provide you,
 2 Shares                  Management Company         over the long term, with
                                                      a high level of total
                                                      return consistent with
                                                      prudent investment
                                                      management.
Global Growth Fund --      Capital Research and       Seeks to provide you with
 Class 2 Shares            Management Company         long-term growth of
                                                      capital.
Global Small               Capital Research and       Seeks to provide you with
 Capitalization Fund --    Management Company         long-term growth of
 Class 2 Shares                                       capital.
Growth Fund -- Class 2     Capital Research and       Seeks to provide you with
 Shares                    Management Company         growth of capital.
Growth-Income Fund --      Capital Research and       Seeks to achieve
 Class 2 Shares            Management Company         long-term growth of
                                                      capital and income.
International Fund --      Capital Research and       Seeks to provide you with
 Class 2 Shares            Management Company         long-term growth of
                                                      capital.
New World Fund(R) --       Capital Research and       Seeks long-term capital
 Class 2 Shares            Management Company         appreciation.
U.S. Government/AAA-Rated  Capital Research and       Seeks to provide a high
 Securities Fund -- Class  Management Company         level of current income
 2 Shares                                             consistent with
                                                      preservation of capital.

                                                             INVESTMENT                          INVESTMENT
                    FUND NAME                                  ADVISER                            OBJECTIVE
                    ---------                                 ----------                          ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research   Seeks reasonable income.
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   SUB-ADVISER: FMR Investment
                                                   Management (U.K.) Limited;
                                                   Fidelity Management & Research
                                                   (Japan) Limited; Fidelity
                                                   Management & Research (HK) Ltd;
                                                   FMR Co., Inc. (FMRC)
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research   Seeks long-term growth of capital.
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   SUB-ADVISER: FMR Investment
                                                   Management (U.K.) Limited;
                                                   Fidelity Management & Research
                                                   (Japan) Limited; Fidelity
                                                   Management & Research (HK) Ltd;
                                                   FMR Co., Inc. (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Mutual Shares VIP Fund -- Class 2 Shares  Franklin Mutual Advisers, LLC    Seeks capital appreciation, with
                                                                                    income as a secondary goal.
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Advisory Services, LLC  Seeks long-term total return.
 Shares
Franklin Small-Mid Cap Growth VIP Fund -- Class 2  Franklin Advisers, Inc.          Seeks long-term capital growth.
 Shares
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Shares
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT Global Trends Allocation Fund    Goldman Sachs Asset Management,  Seeks total return while seeking to
 -- Service Shares                                 L.P.                             provide volatility management.
Goldman Sachs VIT High Quality Floating Rate       Goldman Sachs Asset Management,  Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                             current income, consistent with low
                                                                                    volatility of principal.
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy -- Class II Shares          Ivy Investment Management        Seeks to provide total return.
                                                   Company (IICO)
Ivy VIP Balanced -- Class II Shares                Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of capital appreciation
                                                                                    and current income.
Ivy VIP Core Equity -- Class II Shares             Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Global Growth -- Class II Shares           Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP High Income -- Class II Shares             Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of high current
                                                                                    income and capital appreciation.
Ivy VIP International Core Equity -- Class II      Ivy Investment Management        Seeks to provide capital growth and
 Shares                                            Company (IICO)                   appreciation.
Ivy VIP Micro Cap Growth -- Class II Shares        Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)

                                                             INVESTMENT                           INVESTMENT
                    FUND NAME                                  ADVISER                             OBJECTIVE
                    ---------                                 ----------                           ----------
Ivy VIP Mid Cap Growth -- Class II Shares          Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Natural Resources -- Class II Shares       Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Science and Technology -- Class II Shares  Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Small Cap Core -- Class II Shares          Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Value -- Class II Shares                   Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Pathfinder Moderately Aggressive --        Ivy Investment Management        Seeks to provide growth of capital,
 Managed Volatility -- Class II Shares             Company (IICO)                   but also to seek income consistent
                                                   SUB-ADVISER: Advantus Capital    with a moderately aggressive level of
                                                   Management, Inc.                 risk as compared to the other Ivy
                                                                                    Funds VIP Pathfinder Managed
                                                                                    Volatility Portfolios, while seeking to
                                                                                    manage volatility of investment
                                                                                    return.
Ivy VIP Pathfinder Moderate -- Managed Volatility  Ivy Investment Management        Seeks to provide total return
 -- Class II Shares+                               Company (IICO)                   consistent with a moderate level of
                                                   SUB-ADVISER: Advantus Capital    risk as compared to the other Ivy
                                                   Management, Inc.                 Funds VIP Pathfinder Managed
                                                                                    Volatility Portfolios, while seeking to
                                                                                    manage volatility of investment
                                                                                    return.
Ivy VIP Pathfinder Moderately Conservative --      Ivy Investment Management        Seeks to provide total return
 Managed Volatility -- Class II Shares             Company (IICO)                   consistent with a moderately
                                                   SUB-ADVISER: Advantus Capital    conservative level of risk as
                                                   Management, Inc.                 compared to the other Ivy Funds VIP
                                                                                    Pathfinder Managed Volatility
                                                                                    Portfolios, while seeking to manage
                                                                                    volatility of investment return.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares*              Janus Capital Management LLC     Seeks long-term capital growth,
                                                                                    consistent with preservation of
                                                                                    capital and balanced by current
                                                                                    income.
Flexible Bond Portfolio -- Service Shares*         Janus Capital Management LLC     Seeks to obtain maximum total
                                                                                    return, consistent with preservation
                                                                                    of capital.
Forty Portfolio -- Service Shares*                 Janus Capital Management LLC     Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares*              Janus Capital Management LLC     Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service         Janus Capital Management LLC     Seeks capital appreciation.
 Shares**                                          SUB-ADVISER: Perkins Investment
                                                   Management LLC



* On/about May 30, 2017, "Janus Henderson" will precede the name of each of the portfolios.
** On/about May 30, 2017, "Janus Henderson" will precede the name of the portfolio and "Perkins" will be removed from the name of the portfolio.

                                                              INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio    Legg Mason Partners Fund Advisor,  Seeks fund seeks long-term growth
 -- Class II Shares                                LLC                                of capital.
                                                   SUB-ADVISER: ClearBridge
                                                   Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Mid Cap Growth Series -- Service Class      Massachusetts Financial Services   Seeks capital appreciation.
                                                   Company
MFS(R) VARIABLE INSURANCE TRUST II
International Value Portfolio -- Service Class     Massachusetts Financial Services   Seeks capital appreciation.
                                                   Company
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Emerging Markets Equity         Morgan Stanley Investment          Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                    by investing primarily in growth-
                                                                                      oriented equity securities of issuers
                                                                                      in emerging market countries.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Investment        Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       Advisers LLC                       investing primarily in securities of
                                                                                      companies that meet the Fund's
                                                                                      financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.             Seeks to provide income and capital
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Flex ETF Portfolio+           ValMark Advisers, Inc.             Seeks to provide income and capital
                                                   Sub-Adviser: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares+                      SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap Fund(R)/VA -- Service Shares OFI Global Asset Management, Inc.  Seeks capital appreciation.
                                                   SUB-ADVISER: OppenheimerFunds,
                                                   Inc.
Oppenheimer International Growth Fund/VA           OFI Global Asset Management, Inc.  Seeks capital appreciation.
 -- Service Shares                                 SUB-ADVISER: OppenheimerFunds,
                                                   Inc.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation Portfolio  Pacific Investment Management      Seeks to maximize risk-adjusted total
 -- Advisor Class Shares+                          Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index/40% Bloomberg
                                                                                      Barclays U.S. Aggregate Index.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,         Seeks capital growth and current
                                                   LLC                                   income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,         Seeks capital growth and current
 Shares (on/about May 15, 2017 will merge into     LLC                                   income.
 Putnam VT Equity Income Fund)
Putnam VT Growth Opportunities Fund -- Class IB    Putnam Investment Management,         Seeks capital appreciation.
 Shares                                            LLC
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,         Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,         Seeks long-term capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -- Class 2 Shares           Advantus Capital Management, Inc.     Seeks as high a level of a long-term
                                                                                         total rate of return as is consistent
                                                                                         with prudent investment risk.
SFT Advantus Dynamic Managed Volatility Fund+      Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Index and 40% Bloomberg
                                                                                         Barclays U.S. Aggregate Bond Index
                                                                                         (the Benchmark Index).
SFT Advantus Government Money Market Fund*         Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
SFT Advantus Index 400 Mid-Cap Fund -- Class 2     Advantus Capital Management, Inc.     Seeks investment results generally
 Shares                                                                                  corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's
                                                                                         MidCap 400 Index (the S&P 400).
SFT Advantus Index 500 Fund -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500(R)).
SFT Advantus International Bond Fund -- Class 2    Advantus Capital Management, Inc.     Seeks to maximize current income,
 Shares                                            SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Advantus Managed Volatility Equity Fund+       Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P(R) 500 Low Volatility Index, 20%
                                                                                         S&P(R) BMI International Developed
                                                                                         Low Volatility Index and 20%
                                                                                         Bloomberg Barclays U.S. 3 Month
                                                                                         Treasury Bellwether Index (the
                                                                                         Benchmark Index).

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                             OBJECTIVE
                    ---------                                   ----------                           ----------
SFT Advantus Mortgage Securities Fund -- Class 2   Advantus Capital Management, Inc.    Seeks a high level of current income
 Shares                                                                                 consistent with prudent investment
                                                                                        risk.
SFT Advantus Real Estate Securities Fund -- Class  Advantus Capital Management, Inc.    Seeks above average income and
 2 Shares                                                                               long-term growth of capital.
SFT Ivy/SM/ Growth Fund                            Advantus Capital Management, Inc.    Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Ivy/SM/ Small Cap Growth Fund                  Advantus Capital Management, Inc.    Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Pyramis(R) Core Equity Fund -- Class 2 Shares  Advantus Capital Management, Inc.    Seeks long-term capital appreciation
                                                   SUB-ADVISER: Fidelity Institutional
                                                   Asset Management
SFT T. Rowe Price Value Fund                       Advantus Capital Management, Inc.    Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price           appreciation by investing in common
                                                   Associates, Inc.                     stocks believed to be undervalued.
                                                                                        Income is a secondary objective.

* Although the SFT Advantus Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Advantus Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Advantus Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.

+ This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the benefit of the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

Group C -- a MAXIMUM of 30% of your total allocation

Group D -- a MAXIMUM of 10% of your total allocation

Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

 GROUP A (30% -- 60% -- no more than 30% in any single fund)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Advantus Bond
                  Securities Fund            Fund
             GOLDMAN SACHS VARIABLE       .  SFT Advantus
             INSURANCE TRUST                 Government Money
               .  Goldman Sachs VIT          Market Fund
                  High Quality            .  SFT Advantus
                  Floating Rate Fund         Mortgage Securities
             JANUS ASPEN SERIES              Fund
               .  Flexible Bond
                  Portfolio
             -----------------------------------------------------


 GROUP B (40% -- 70%)


             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  TOPS(R) Managed Risk
             SERIES FUND, INC.               Flex ETF Portfolio
               .  Dynamic Asset           .  TOPS(R) Managed Risk
                  Allocation Portfolio       Growth ETF Portfolio
             GOLDMAN SACHS VARIABLE       .  TOPS(R) Managed Risk
             INSURANCE TRUST                 Moderate Growth ETF
               .  Goldman Sachs VIT          Portfolio
                  Global Trends         PIMCO VARIABLE INSURANCE
                  Allocation Fund       TRUST
             IVY VARIABLE INSURANCE       .  PIMCO VIT Global
             PORTFOLIOS                      Diversified
               .  Ivy VIP Pathfinder         Allocation Portfolio
                  Moderately            SECURIAN FUNDS TRUST
                  Aggressive --           .  SFT Advantus Dynamic
                  Managed Volatility         Managed Volatility
               .  Ivy VIP Pathfinder         Fund
                  Moderate -- Managed     .  SFT Advantus Managed
                  Volatility                 Volatility Equity
               .  Ivy VIP Pathfinder         Fund
                  Moderately
                  Conservative --
                  Managed Volatility
             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio
             -----------------------------------------------------

 GROUP C (up to 30%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY VARIABLE INSURANCE
             FUNDS (INVESCO VARIABLE    PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund           .  Ivy VIP Balanced
               .  Invesco V.I. Equity     .  Ivy VIP Core Equity
                  and Income Fund         .  Ivy VIP Value
             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (MORNINGSTAR)          .  Balanced Portfolio
               .  Morningstar             .  Perkins Mid Cap
                  Aggressive Growth          Value Portfolio
                  ETF Asset Allocation  NEUBERGER BERMAN ADVISERS
                  Portfolio             MANAGEMENT TRUST
               .  Morningstar Balanced    .  Neuberger Berman AMT
                  ETF Asset Allocation       Socially Responsive
                  Portfolio                  Portfolio
               .  Morningstar           PUTNAM VARIABLE TRUST
                  Conservative ETF        .  Putnam VT Equity
                  Asset Allocation           Income Fund
                  Portfolio             SECURIAN FUNDS TRUST
               .  Morningstar Growth      .  SFT Advantus Index
                  ETF Asset Allocation       500 Fund
                  Portfolio               .  SFT Ivy/SM/ Growth
               .  Morningstar Income         Fund
                  and Growth ETF Asset    .  SFT Pyramis(R) Core
                  Allocation Portfolio       Equity Fund
             AMERICAN FUNDS INSURANCE     .  SFT T. Rowe Price
             SERIES(R)                       Value Fund
               .  Growth Fund
               .  Growth-Income Fund
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio
             -----------------------------------------------------


 GROUP D (up to 10%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE      LEGG MASON PARTNERS
             FUNDS (INVESCO VARIABLE     VARIABLE EQUITY TRUST
             INSURANCE FUNDS)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small     MFS(R) VARIABLE
                  Cap Equity Fund        INSURANCE TRUST II
              AMERICAN FUNDS INSURANCE    .  MFS(R) International
              SERIES(R)                      Value Portfolio
               .  Global Bond Fund      OPPENHEIMER VARIABLE
               .  Global Growth Fund    ACCOUNT FUNDS
               .  International Fund      .  Oppenheimer
              FIDELITY(R) VARIABLE           International Growth
              INSURANCE PRODUCTS FUNDS       Fund/VA
               .  Mid Cap Portfolio     PUTNAM VARIABLE TRUST
              IVY VARIABLE INSURANCE      .  Putnam VT Growth
              PORTFOLIOS                     Opportunities Fund
               .  Ivy VIP Global Growth SECURIAN FUNDS TRUST
               .  Ivy VIP                 .  SFT Advantus Index
                  International Core         400 Mid Cap Fund
                  Equity                  .  SFT Advantus
               .  Ivy VIP Mid Cap            International Bond
                  Growth                     Fund
               .  Ivy VIP Small Cap       .  SFT Ivy/SM/ Small
                  Core                       Cap Growth Fund
              JANUS ASPEN SERIES
               .  Forty Portfolio
             -----------------------------------------------------

 GROUP E (up to 5%)


             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy Funds VIP
             SERIES(R)                       Science and
               .  Global Small               Technology
                  Capitalization Fund     .  Ivy VIP Natural
               .  New World Fund(R)          Resources
              FRANKLIN TEMPLETON         JANUS ASPEN SERIES
              VARIABLE INSURANCE          .  Overseas Portfolio
              PRODUCTS TRUST             MORGAN STANLEY VARIABLE
               .  Franklin Small Cap     INSURANCE FUND, INC.
                  Value VIP Fund          .  Morgan Stanley VIF
               .  Templeton Developing       Emerging Markets
                  Markets VIP Fund           Equity Portfolio
              IVY VARIABLE INSURANCE     SECURIAN FUNDS TRUST
              PORTFOLIOS                  .  SFT Advantus Real
               .  Ivy Funds VIP High         Estate Securities
                  Income -- Class II         Fund
                  Shares
               .  Ivy Funds VIP Micro
                  Cap Growth
             -----------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

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

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis.

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However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value.

We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of government money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

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Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

                                                                        PAGE 35

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If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

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The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

             YEARS SINCE PURCHASE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

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

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

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

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

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ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% DEATH BENEFIT INCREASE (5% DBI) OPTION -- CHARGE

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95%

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     multiplied by the GMIB benefit base amount. See the section of this
     Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION - CHARGE

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit

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     base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION - CHARGE

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years

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as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

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ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we

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will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

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VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000


                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000



To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of

$23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single Option (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint Option (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

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All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2014, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

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  .  If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

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THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED
BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

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REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A

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WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS
FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

                                                                        PAGE 63

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A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE:  Income Portfolio,
Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the

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valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

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Encore-Single does not guarantee investment gains or a minimum contract value.
Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

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

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

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

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the

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

section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


---------------------------------------------------------------------------------
..                                          .  Ivy VIP Pathfinder Moderate --
   SFT Advantus Dynamic Managed Volatility    Managed Volatility
   Fund                                    .  PIMCO VIT Global Diversified
..  SFT Advantus Managed Volatility            Allocation Portfolio
   Equity Fund                             .  TOPS(R) Managed Risk Balanced ETF
..  AB Dynamic Asset Allocation                Portfolio
   Portfolio                               .  TOPS(R) Managed Risk Flex ETF
..  Goldman Sachs VIT Global Trends            Portfolio
   Allocation Fund                         .  TOPS(R) Managed Risk Growth ETF
..  Morningstar Balanced ETF Asset             Portfolio
   Allocation Portfolio                    .  TOPS(R) Managed Risk Moderate
..  Morningstar Conservative ETF Asset         Growth ETF Portfolio
   Allocation Portfolio
..  Morningstar Income and Growth ETF
   Asset Allocation Portfolio
---------------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as

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described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the

200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

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

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

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

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of

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

a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

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

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

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

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base

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adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate
    Volatility Fund                        --Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to

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reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

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

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


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

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


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

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as

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described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.


                                                                       PAGE 131

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In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the

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section entitled "Focused Portfolio Strategies or Models" in this Prospectus.
You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer

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available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the

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contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

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  .  Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

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ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as

                                                                       PAGE 137

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described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

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In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Dynamic Managed        .  Ivy VIP Pathfinder Moderate --
    Volatility Fund                        Managed Volatility
 .  SFT Advantus Managed Volatility     .  PIMCO VIT Global Diversified
    Equity Fund                            Allocation Portfolio
 .  AB Dynamic Asset Allocation         .  TOPS(R) Managed Risk Balanced ETF
    Portfolio                              Portfolio
 .  Goldman Sachs VIT Global Trends     .  TOPS(R) Managed Risk Flex ETF
    Allocation Fund                        Portfolio
 .  Morningstar Balanced ETF Asset      .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Morningstar Conservative ETF Asset  .  TOPS(R) Managed Risk Moderate
    Allocation Portfolio                   Growth ETF Portfolio
 .  Morningstar Income and Growth ETF
    Asset Allocation Portfolio
 -----------------------------------------------------------------------------


Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

       ------------------------------------------------------------------
         ADDITIONAL PAYMENT TYPE   DESCRIPTION OR EXAMPLES OF PAYMENT
       ------------------------------------------------------------------
        Payments for Access or     Access to registered representatives
        Visibility                 and/or broker dealers such as
                                   one-on-one wholesaler visits or
                                   attendance at national/regional sales
                                   meetings or similar events; inclusion
                                   of our products on a broker-dealer's
                                   "preferred list"; participation in or
                                   visibility at national and/or
                                   regional conferences; articles in
                                   broker-dealer or similar publications
                                   promoting our services or products
       ------------------------------------------------------------------
        Payments for Gifts &       Occasional meals and/or
        Entertainment              entertainment, tickets to
                                   sporting/other events, and other
                                   gifts.
       ------------------------------------------------------------------

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

       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

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

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current

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income tax laws or the current interpretations of the Internal Revenue Service
("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

In addition to federal tax laws, you should consider how your relationship will be recognized for state tax law purposes. You are strongly encouraged to consult with your tax advisor about these issues if you are in a same-sex marriage, civil union, or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

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This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

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DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a

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variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as

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described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

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REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with

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tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee

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may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the government money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified

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period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The government money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.




1.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.05       $1.08       1,508,426
                2015...     $1.08       $1.05       1,174,402
                2014...     $1.05       $1.08         475,157
                2013...     $1.00       $1.05         174,072
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.59       $0.58         599,255
                2015...     $0.59       $0.59         620,067
                2014...     $0.63       $0.59         685,043
                2013...     $0.52       $0.63         651,872
                2012...     $0.46       $0.52         698,661
                2011...     $0.58       $0.46         482,311
                2010...     $0.56       $0.58         248,219
                2009...     $0.43       $0.56         168,482
                2008...     $0.92       $0.43         152,944
                2007...     $1.00       $0.92          28,309
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.12       $2.37         472,548
                2015...     $2.28       $2.12         473,492
                2014...     $2.05       $2.28         581,692
                2013...     $1.53       $2.05         497,433
                2012...     $1.36       $1.53         519,910
                2011...     $1.33       $1.36         503,607
                2010...     $1.19       $1.33         558,724
                2009...     $1.02       $1.19         613,414
                2008...     $1.58       $1.02         672,130
                2007...     $1.61       $1.58         809,084
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.20       $1.24      18,820,957
                2015...     $1.25       $1.20      20,763,678
                2014...     $1.22       $1.25      22,771,705
                2013...     $1.35       $1.22      23,629,975
                2012...     $1.27       $1.35      21,073,097
                2011...     $1.15       $1.27      13,289,085
                2010...     $1.11       $1.15       8,572,412
                2009...     $1.02       $1.11       3,629,167
                2008...     $1.05       $1.02       1,124,994
                2007...     $1.00       $1.05         154,073
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.95       $0.97       2,006,705
                2015...     $1.01       $0.95       1,786,187
                2014...     $1.00       $1.01       1,421,890
                2013...     $1.04       $1.00       1,452,500
                2012...     $0.99       $1.04       1,494,054
                2011...     $1.00       $0.99         420,847
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.37       $1.36       1,965,954
                2015...     $1.30       $1.37       2,020,690
                2014...     $1.28       $1.30       1,605,769
                2013...     $1.00       $1.28       1,356,292
                2012...     $0.83       $1.00       1,343,676
                2011...     $1.00       $0.83         268,126





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.13       $1.14       1,094,648
                2015...     $1.14       $1.13         974,546
                2014...     $1.13       $1.14         556,585
                2013...     $0.89       $1.13         548,880
                2012...     $0.76       $0.89         427,794
                2011...     $1.00       $0.76         118,000
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.47       $1.59       2,204,078
                2015...     $1.39       $1.47       2,451,753
                2014...     $1.30       $1.39       2,564,138
                2013...     $1.01       $1.30       2,589,752
                2012...     $0.87       $1.01       2,145,084
                2011...     $1.00       $0.87         724,644
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.52       $1.68       2,726,476
                2015...     $1.52       $1.52       2,399,253
                2014...     $1.39       $1.52       2,190,470
                2013...     $1.05       $1.39       2,052,991
                2012...     $0.91       $1.05       1,643,508
                2011...     $1.00       $0.91         543,222
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.99       $1.01       1,927,882
                2015...     $1.05       $0.99       1,799,672
                2014...     $1.09       $1.05       1,996,762
                2013...     $0.91       $1.09       1,966,317
                2012...     $0.78       $0.91       1,810,058
                2011...     $1.00       $0.78         771,718
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.91       $0.95       1,572,011
                2015...     $0.95       $0.91       1,482,729
                2014...     $1.04       $0.95       1,194,154
                2013...     $0.95       $1.04       1,009,583
                2012...     $0.82       $0.95         879,073
                2011...     $1.00       $0.82         330,784
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.06       $1.06       2,083,630
                2015...     $1.06       $1.06       2,189,436
                2014...     $1.02       $1.06       2,101,901
                2013...     $1.06       $1.02       2,037,334
                2012...     $1.06       $1.06       1,929,636
                2011...     $1.00       $1.06         582,981
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99         120,332
                2015...     $1.00       $0.95          22,595

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $2.03       $2.36       8,311,971
                2015...     $2.15       $2.03      10,015,020
                2014...     $2.00       $2.15      11,779,223
                2013...     $1.58       $2.00      14,557,083
                2012...     $1.37       $1.58      17,599,739
                2011...     $1.38       $1.37      21,352,064
                2010...     $1.21       $1.38      24,915,650
                2009...     $0.95       $1.21      27,284,312
                2008...     $1.67       $0.95      29,577,985
                2007...     $1.67       $1.67      26,600,191
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.53       $3.90       1,618,023
                2015...     $3.63       $3.53       1,949,719
                2014...     $3.47       $3.63       2,544,030
                2013...     $2.58       $3.47       3,111,210
                2012...     $2.28       $2.58       3,677,893
                2011...     $2.59       $2.28       3,871,704
                2010...     $2.04       $2.59       4,043,785
                2009...     $1.48       $2.04       4,223,520
                2008...     $2.47       $1.48       4,675,831
                2007...     $2.17       $2.47       5,434,177
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $2.09       $2.40       1,369,699
                2015...     $2.22       $2.09       1,590,018
                2014...     $2.10       $2.22       2,122,420
                2013...     $1.66       $2.10       2,477,970
                2012...     $1.47       $1.66       2,963,314
                2011...     $1.50       $1.47       2,926,576
                2010...     $1.37       $1.50       2,718,124
                2009...     $1.10       $1.37       2,644,102
                2008...     $1.77       $1.10       2,871,702
                2007...     $1.73       $1.77       2,995,238
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.33       $1.71       4,141,535
                2015...     $1.45       $1.33       5,150,245
                2014...     $1.46       $1.45       5,591,063
                2013...     $1.08       $1.46       5,447,134
                2012...     $0.93       $1.08       6,314,379
                2011...     $0.97       $0.93       4,710,281
                2010...     $0.77       $0.97       3,842,778
                2009...     $0.60       $0.77       2,902,356
                2008...     $0.91       $0.60       1,603,585
                2007...     $1.00       $0.91          52,133
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.53       $2.60         563,531
                2015...     $2.63       $2.53         658,991
                2014...     $2.47       $2.63         724,421
                2013...     $1.81       $2.47         840,704
                2012...     $1.65       $1.81         965,313
                2011...     $1.76       $1.65         890,218
                2010...     $1.40       $1.76       1,042,458
                2009...     $0.98       $1.40       1,173,548
                2008...     $1.73       $0.98       1,305,943
                2007...     $1.58       $1.73       1,388,660
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $1.00       $1.03       1,493,318
                2015...     $1.07       $1.00       1,334,046
                2014...     $1.04       $1.07         875,924
                2013...     $1.00       $1.04       1,228,063




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.05       $1.05       9,714,857
                2015...     $1.07       $1.05      10,124,893
                2014...     $1.08       $1.07      10,607,216
                2013...     $1.09       $1.08      11,007,068
                2012...     $1.07       $1.09       9,646,201
                2011...     $1.02       $1.07       5,159,798
                2010...     $1.00       $1.02       2,185,960
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.35       $1.53         752,750
                2015...     $1.50       $1.35         866,952
                2014...     $1.39       $1.50         693,784
                2013...     $1.05       $1.39         479,110
                2012...     $0.91       $1.05         327,085
                2011...     $0.91       $0.91         181,531
                2010...     $0.75       $0.91          95,179
                2009...     $0.55       $0.75          12,145
                2008...     $0.95       $0.55          10,870
                2007...     $1.00       $0.95           3,000
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.27       $2.62       4,174,412
                2015...     $2.45       $2.27       4,793,745
                2014...     $2.27       $2.45       4,987,521
                2013...     $1.69       $2.27       5,273,401
                2012...     $1.44       $1.69       5,819,582
                2011...     $1.49       $1.44       3,680,465
                2010...     $1.30       $1.49       2,182,921
                2009...     $1.03       $1.30       1,095,183
                2008...     $1.62       $1.03       1,193,482
                2007...     $1.68       $1.62       1,243,723
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.59       $1.81         393,324
                2015...     $1.65       $1.59         332,801
                2014...     $1.54       $1.65         398,513
                2013...     $1.25       $1.54         416,801
                2012...     $1.12       $1.25         393,690
                2011...     $1.16       $1.12         337,326
                2010...     $1.09       $1.16         332,108
                2009...     $0.82       $1.09         388,062
                2008...     $1.36       $0.82         488,993
                2007...     $1.35       $1.36         548,771
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.35       $2.77         354,952
                2015...     $2.46       $2.35         463,305
                2014...     $2.26       $2.46         604,908
                2013...     $1.71       $2.26         794,280
                2012...     $1.51       $1.71         836,711
                2011...     $1.57       $1.51         967,371
                2010...     $1.41       $1.57       1,066,943
                2009...     $1.15       $1.41         886,046
                2008...     $1.72       $1.15         919,116
                2007...     $1.70       $1.72         889,008
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.32       $1.46       4,932,296
                2015...     $1.42       $1.32       5,575,148
                2014...     $1.41       $1.42       6,098,748
                2013...     $1.04       $1.41       6,255,275
                2012...     $0.93       $1.04       7,221,258
                2011...     $0.95       $0.93       5,832,175
                2010...     $0.75       $0.95       4,807,829
                2009...     $0.63       $0.75       4,009,969
                2008...     $0.92       $0.63       2,017,863
                2007...     $1.00       $0.92           7,920

1.20% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------   ---------------

                IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                  2016...     $2.70         $2.60         5,572,436
                  2015...     $2.99         $2.70         6,833,841
                  2014...     $3.19         $2.99         8,345,671
                  2013...     $2.58         $3.19         9,814,658
                  2012...     $2.19         $2.58        11,339,718
                  2011...     $2.39         $2.19         9,508,069
                  2010...     $2.23         $2.39         8,427,034
                  2009...     $1.80         $2.23         7,522,615
                  2008...     $2.46         $1.80         6,750,393
                  2007...     $1.73         $2.46         6,276,027
                IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                  2016...     $2.14         $2.15         1,468,177
                  2015...     $2.17         $2.14         1,787,756
                  2014...     $2.04         $2.17         2,125,789
                  2013...     $1.67         $2.04         2,230,540
                  2012...     $1.51         $1.67         2,062,041
                  2011...     $1.48         $1.51         1,167,500
                  2010...     $1.28         $1.48         1,048,635
                  2009...     $1.14         $1.28         1,342,970
                  2008...     $1.47         $1.14         1,414,020
                  2007...     $1.31         $1.47         1,371,834
                IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                  2016...     $2.57         $2.64         1,870,634
                  2015...     $2.62         $2.57         2,324,400
                  2014...     $2.42         $2.62         2,575,763
                  2013...     $1.83         $2.42         2,548,213
                  2012...     $1.56         $1.83         1,851,691
                  2011...     $1.56         $1.56         1,038,438
                  2010...     $1.30         $1.56           582,254
                  2009...     $1.06         $1.30           476,120
                  2008...     $1.65         $1.06           330,945
                  2007...     $1.46         $1.65           275,157
                IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                  2016...     $2.18         $2.09         4,834,872
                  2015...     $2.14         $2.18         5,107,740
                  2014...     $2.14         $2.14         5,690,848
                  2013...     $1.82         $2.14         5,829,701
                  2012...     $1.56         $1.82         5,985,265
                  2011...     $1.70         $1.56         3,563,242
                  2010...     $1.50         $1.70         1,916,461
                  2009...     $1.20         $1.50           730,306
                  2008...     $2.09         $1.20           883,764
                  2007...     $1.75         $2.09           920,302
                IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                  2016...     $0.96         $1.10        15,134,520
                  2015...     $1.04         $0.96        17,280,144
                  2014...     $1.03         $1.04        18,611,932
                  2013...     $1.00         $1.03           797,035
                IVY VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(C)(G)(BA):
                  2016...     $2.57         $2.57        12,181,914
                  2015...     $2.63         $2.57        13,303,623
                  2014...     $2.62         $2.63        14,841,672
                  2013...     $2.12         $2.62        17,067,450
                  2012...     $1.90         $2.12        19,885,607
                  2011...     $2.23         $1.90        18,385,073
                  2010...     $1.98         $2.23        17,143,516
                  2009...     $1.46         $1.98        16,969,418
                  2008...     $2.56         $1.46        17,668,990
                  2007...     $2.36         $2.56        15,189,892




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                  2016...     $3.12        $3.49          254,980
                  2015...     $3.48        $3.12          295,153
                  2014...     $3.58        $3.48          314,991
                  2013...     $2.30        $3.58          352,116
                  2012...     $2.09        $2.30          435,255
                  2011...     $2.27        $2.09          432,613
                  2010...     $1.63        $2.27          353,274
                  2009...     $1.17        $1.63          337,041
                  2008...     $2.27        $1.17          379,332
                  2007...     $2.16        $2.27          361,770
                IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                  2016...     $2.39        $2.51        1,853,096
                  2015...     $2.57        $2.39        2,259,733
                  2014...     $2.41        $2.57        2,514,149
                  2013...     $1.88        $2.41        2,492,807
                  2012...     $1.67        $1.88        2,267,791
                  2011...     $1.70        $1.67          494,072
                  2010...     $1.31        $1.70          231,866
                  2009...     $0.90        $1.31          178,342
                  2008...     $1.44        $0.90           69,522
                  2007...     $1.29        $1.44           66,127
                IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                  2016...     $0.91        $1.11        4,419,101
                  2015...     $1.19        $0.91        4,592,117
                  2014...     $1.38        $1.19        3,591,068
                  2013...     $1.30        $1.38        3,673,532
                  2012...     $1.29        $1.30        4,061,074
                  2011...     $1.66        $1.29        3,360,676
                  2010...     $1.44        $1.66        2,762,869
                  2009...     $0.84        $1.44        2,416,111
                  2008...     $2.20        $0.84        2,110,306
                  2007...     $1.55        $2.20        2,073,223
                IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
                 SUB-ACCOUNT(AA)(BA):
                  2016...     $1.06        $1.06          484,051
                  2015...     $1.07        $1.06          254,994
                  2014...     $1.05        $1.07          160,541
                  2013...     $1.00        $1.05           49,519
                IVY VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.06        $1.07          289,669
                  2015...     $1.08        $1.06          417,640
                  2014...     $1.05        $1.08           90,319
                  2013...     $1.00        $1.05           12,939
                IVY VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
                 VOLATILITY SUB-ACCOUNT(AA)(BA):
                  2016...     $1.04        $1.04          224,927
                  2015...     $1.06        $1.04          374,976
                  2014...     $1.04        $1.06          233,019
                  2013...     $1.00        $1.04           21,114
                IVY VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(C)(BA):
                  2016...     $3.52        $3.53          933,576
                  2015...     $3.66        $3.52        1,081,852
                  2014...     $3.60        $3.66        1,275,581
                  2013...     $2.33        $3.60        1,315,654
                  2012...     $1.85        $2.33        1,426,506
                  2011...     $1.98        $1.85        1,207,055
                  2010...     $1.78        $1.98        1,093,391
                  2009...     $1.25        $1.78          994,130
                  2008...     $1.92        $1.25          952,995
                  2007...     $1.56        $1.92        1,171,711

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.76       $3.51       2,151,585
                2015...     $2.96       $2.76       2,490,629
                2014...     $2.80       $2.96       3,012,648
                2013...     $2.12       $2.80       3,588,785
                2012...     $1.81       $2.12       4,375,333
                2011...     $2.10       $1.81       5,044,484
                2010...     $1.68       $2.10       5,329,223
                2009...     $1.32       $1.68       6,027,360
                2008...     $1.80       $1.32       6,840,939
                2007...     $1.90       $1.80       7,110,184
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.15       $2.36       1,221,989
                2015...     $2.26       $2.15       1,588,788
                2014...     $2.06       $2.26       1,564,835
                2013...     $1.54       $2.06       1,444,808
                2012...     $1.31       $1.54         981,926
                2011...     $1.43       $1.31         995,410
                2010...     $1.22       $1.43         676,764
                2009...     $0.98       $1.22         449,171
                2008...     $1.49       $0.98         443,890
                2007...     $1.48       $1.49         449,815
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.32       $2.39       2,699,739
                2015...     $2.34       $2.32       3,132,715
                2014...     $2.19       $2.34       3,795,401
                2013...     $1.85       $2.19       4,042,067
                2012...     $1.65       $1.85       4,383,455
                2011...     $1.65       $1.65       4,355,591
                2010...     $1.54       $1.65       4,142,513
                2009...     $1.24       $1.54       3,509,989
                2008...     $1.50       $1.24       4,304,773
                2007...     $1.38       $1.50       4,258,890
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.99       2,148,157
                2015...     $1.00       $0.98       1,170,781
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $3.09       $3.11       1,217,084
                2015...     $2.80       $3.09       1,481,362
                2014...     $2.61       $2.80       1,852,029
                2013...     $2.02       $2.61       2,229,431
                2012...     $1.65       $2.02       2,598,937
                2011...     $1.79       $1.65       2,923,571
                2010...     $1.70       $1.79       3,018,378
                2009...     $1.18       $1.70       2,744,939
                2008...     $2.15       $1.18       2,546,305
                2007...     $1.59       $2.15       2,173,935
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.50       $2.30       6,915,855
                2015...     $2.77       $2.50       7,180,480
                2014...     $3.19       $2.77       7,767,786
                2013...     $2.83       $3.19       8,427,162
                2012...     $2.53       $2.83       9,597,534
                2011...     $3.78       $2.53       9,198,560
                2010...     $3.06       $3.78       8,077,580
                2009...     $1.73       $3.06       8,686,829
                2008...     $3.67       $1.73       9,785,997
                2007...     $2.90       $3.67       6,989,389




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.34       $1.58       4,433,307
                2015...     $1.41       $1.34       5,220,854
                2014...     $1.32       $1.41       5,592,178
                2013...     $1.06       $1.32       6,153,844
                2012...     $0.97       $1.06       6,374,977
                2011...     $1.01       $0.97       4,182,183
                2010...     $0.89       $1.01       3,109,873
                2009...     $0.67       $0.89       2,030,405
                2008...     $0.95       $0.67       1,127,248
                2007...     $1.00       $0.95           8,020
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.21       $2.28         100,349
                2015...     $2.14       $2.21         125,937
                2014...     $1.99       $2.14         124,117
                2013...     $1.47       $1.99         151,506
                2012...     $1.28       $1.47         180,815
                2011...     $1.38       $1.28         147,140
                2010...     $1.08       $1.38         140,074
                2009...     $0.77       $1.08         125,388
                2008...     $1.62       $0.77         110,458
                2007...     $1.49       $1.62         135,748
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.97       $0.99       1,591,586
                2015...     $1.00       $0.97         630,287
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.64       $0.67       6,959,215
                2015...     $0.72       $0.64       7,853,441
                2014...     $0.76       $0.72       7,695,527
                2013...     $0.78       $0.76       7,478,357
                2012...     $0.66       $0.78       6,454,251
                2011...     $0.82       $0.66       4,701,864
                2010...     $0.70       $0.82       3,094,080
                2009...     $0.41       $0.70       2,139,316
                2008...     $0.97       $0.41       1,077,716
                2007...     $1.00       $0.97         196,735
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.03       $1.13       1,344,712
                2015...     $1.07       $1.03       1,468,430
                2014...     $1.04       $1.07       1,507,458
                2013...     $0.89       $1.04       1,706,455
                2012...     $0.79       $0.89       1,774,736
                2011...     $0.84       $0.79       1,356,079
                2010...     $0.73       $0.84         675,400
                2009...     $0.59       $0.73         369,474
                2008...     $0.94       $0.59         267,131
                2007...     $1.00       $0.94          72,541
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.12       $1.20      22,134,926
                2015...     $1.16       $1.12      23,643,877
                2014...     $1.13       $1.16      27,222,721
                2013...     $1.02       $1.13      30,870,377
                2012...     $0.93       $1.02      31,983,401
                2011...     $0.95       $0.93      28,209,115
                2010...     $0.86       $0.95      27,345,147
                2009...     $0.73       $0.86      20,164,928
                2008...     $0.97       $0.73       7,044,293
                2007...     $1.00       $0.97         948,553

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.12       $1.16       3,355,744
                2015...     $1.15       $1.12       3,605,525
                2014...     $1.13       $1.15       4,051,424
                2013...     $1.12       $1.13       5,126,151
                2012...     $1.08       $1.12       6,360,057
                2011...     $1.06       $1.08       5,162,783
                2010...     $1.00       $1.06       2,447,026
                2009...     $0.94       $1.00       1,738,691
                2008...     $1.01       $0.94         848,083
                2007...     $1.00       $1.01          82,427
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.08       $1.17       7,881,130
                2015...     $1.12       $1.08       8,802,210
                2014...     $1.09       $1.12       9,876,800
                2013...     $0.94       $1.09      10,603,795
                2012...     $0.85       $0.94      12,365,039
                2011...     $0.89       $0.85      12,789,351
                2010...     $0.79       $0.89      14,762,120
                2009...     $0.64       $0.79      14,354,216
                2008...     $0.95       $0.64       8,868,669
                2007...     $1.00       $0.95         588,114
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.12       $1.18       8,078,857
                2015...     $1.15       $1.12       8,260,244
                2014...     $1.13       $1.15       9,562,286
                2013...     $1.06       $1.13      11,150,783
                2012...     $1.00       $1.06      13,909,937
                2011...     $1.00       $1.00      12,297,133
                2010...     $0.92       $1.00       9,692,411
                2009...     $0.83       $0.92       5,751,517
                2008...     $0.83       $0.83         882,749
                2007...     $1.00       $0.99         159,543
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.38       $1.50         325,081
                2015...     $1.41       $1.38         253,177
                2014...     $1.29       $1.41         155,912
                2013...     $0.95       $1.29         158,133
                2012...     $0.87       $0.95         158,519
                2011...     $0.91       $0.87         163,173
                2010...     $0.75       $0.91          76,649
                2009...     $0.58       $0.75          39,359
                2008...     $0.96       $0.58          44,168
                2007...     $1.00       $0.96          12,411
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.94       $2.82       1,166,604
                2015...     $2.88       $2.94       1,298,167
                2014...     $3.14       $2.88       1,533,861
                2013...     $2.53       $3.14       1,362,092
                2012...     $2.10       $2.53         765,997
                2011...     $2.30       $2.10         583,829
                2010...     $2.03       $2.30         548,899
                2009...     $1.48       $2.03         597,372
                2008...     $2.63       $1.48         623,003
                2007...     $2.36       $2.63         667,258




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.46       $1.69         581,371
                2015...     $1.57       $1.46         567,565
                2014...     $1.42       $1.57         317,353
                2013...     $1.02       $1.42         294,351
                2012...     $0.88       $1.02         293,149
                2011...     $0.91       $0.88         168,347
                2010...     $0.75       $0.91         143,636
                2009...     $0.56       $0.75         115,721
                2008...     $0.91       $0.56          68,773
                2007...     $1.00       $0.91          10,657
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.02       $1.08       1,293,668
                2015...     $1.09       $1.02         939,453
                2014...     $1.05       $1.09         549,628
                2013...     $1.00       $1.05          99,112
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.03       $1.03      13,658,716
                2015...     $1.04       $1.03      14,558,017
                2014...     $1.05       $1.04      15,849,965
                2013...     $1.06       $1.05      16,193,686
                2012...     $1.02       $1.06      15,477,943
                2011...     $1.02       $1.02       9,223,569
                2010...     $1.00       $1.02       3,988,054
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.13       $1.14      30,972,367
                2015...     $1.14       $1.13      33,918,291
                2014...     $1.11       $1.14      37,215,406
                2013...     $1.14       $1.11      38,719,776
                2012...     $1.06       $1.14      34,287,751
                2011...     $1.03       $1.06      18,030,721
                2010...     $1.00       $1.03       6,549,694
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $2.04       $2.29         790,505
                2015...     $2.13       $2.04         898,747
                2014...     $1.91       $2.13         863,713
                2013...     $1.46       $1.91         863,336
                2012...     $1.24       $1.46         802,782
                2011...     $1.23       $1.24         432,012
                2010...     $1.11       $1.23         251,120
                2009...     $0.87       $1.11         258,445
                2008...     $1.59       $0.87         281,879
                2007...     $1.69       $1.59         511,524
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.90       $2.15         428,060
                2015...     $2.08       $1.90         442,737
                2014...     $1.90       $2.08         334,633
                2013...     $1.41       $1.90         355,459
                2012...     $1.20       $1.41         370,686
                2011...     $1.28       $1.20         336,904
                2010...     $1.13       $1.28         470,362
                2009...     $0.88       $1.13         495,850
                2008...     $1.45       $0.88         829,124
                2007...     $1.56       $1.45         856,683
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.17       $2.20         519,586
                2015...     $2.34       $2.17         704,344
                2014...     $2.16       $2.34         787,476
                2013...     $1.52       $2.16         842,546
                2012...     $1.35       $1.52       1,021,911
                2011...     $1.66       $1.35       1,146,897
                2010...     $1.39       $1.66         523,013
                2009...     $0.86       $1.39         215,109
                2008...     $1.38       $0.86         150,750
                2007...     $1.33       $1.38         145,602

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.81       $1.74         409,223
                2015...     $1.83       $1.81         459,600
                2014...     $1.98       $1.83         506,326
                2013...     $1.57       $1.98         634,453
                2012...     $1.30       $1.57         770,534
                2011...     $1.59       $1.30         855,221
                2010...     $1.46       $1.59       1,006,131
                2009...     $1.18       $1.46       1,132,584
                2008...     $2.14       $1.18       1,295,862
                2007...     $2.00       $2.14       1,479,790
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.49       $2.66         183,627
                2015...     $2.53       $2.49         217,914
                2014...     $2.26       $2.53         204,199
                2013...     $1.67       $2.26         151,634
                2012...     $1.45       $1.67         131,164
                2011...     $1.55       $1.45         138,221
                2010...     $1.31       $1.55          86,761
                2009...     $1.00       $1.31          84,939
                2008...     $1.66       $1.00         143,649
                2007...     $1.59       $1.66         138,017
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.40       $1.44      36,069,668
                2015...     $1.41       $1.40      39,513,278
                2014...     $1.35       $1.41      44,106,413
                2013...     $1.37       $1.35      49,552,566
                2012...     $1.29       $1.37      48,710,353
                2011...     $1.21       $1.29      48,418,918
                2010...     $1.12       $1.21      52,170,601
                2009...     $0.98       $1.12      51,815,071
                2008...     $1.15       $0.98      47,883,998
                2007...     $1.14       $1.15      48,118,946
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.09       $1.17       3,486,508
                2015...     $1.14       $1.09       3,183,821
                2014...     $1.06       $1.14      26,632,982
                2013...     $1.00       $1.06      25,591,204
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.99       $0.98       6,882,202
                2015...     $1.01       $0.99       7,430,002
                2014...     $1.02       $1.01       8,148,973
                2013...     $1.03       $1.02       9,056,238
                2012...     $1.04       $1.03      10,387,704
                2011...     $1.05       $1.04      11,505,291
                2010...     $1.07       $1.05      12,333,769
                2009...     $1.08       $1.07      14,591,653
                2008...     $1.07       $1.08      15,526,476
                2007...     $1.03       $1.07      12,798,638
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $3.02       $3.59       5,754,020
                2015...     $3.14       $3.02       6,624,700
                2014...     $2.91       $3.14       7,776,540
                2013...     $2.22       $2.91       9,134,320
                2012...     $1.92       $2.22      11,193,830
                2011...     $1.98       $1.92      11,686,550
                2010...     $1.59       $1.98      11,774,881
                2009...     $1.18       $1.59      12,327,943
                2008...     $1.89       $1.18      12,218,692
                2007...     $1.78       $1.89       9,622,873




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.32       $2.55       2,910,023
                2015...     $2.32       $2.32       2,616,685
                2014...     $2.08       $2.32       2,894,716
                2013...     $1.60       $2.08       3,217,316
                2012...     $1.40       $1.60       3,298,000
                2011...     $1.40       $1.40       3,248,431
                2010...     $1.23       $1.40       3,382,452
                2009...     $0.99       $1.23       3,488,975
                2008...     $1.60       $0.99       3,550,566
                2007...     $1.54       $1.60       3,688,436
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.48       $1.51      11,987,041
                2015...     $1.56       $1.48      12,997,502
                2014...     $1.55       $1.56      14,223,684
                2013...     $1.57       $1.55      15,379,576
                2012...     $1.37       $1.57      15,069,329
                2011...     $1.39       $1.37      13,689,403
                2010...     $1.24       $1.39      12,048,924
                2009...     $1.06       $1.24      10,169,360
                2008...     $1.03       $1.06       9,275,061
                2007...     $0.96       $1.03       8,529,734
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.03       6,280,241
                2015...     $1.00       $1.00          41,159
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.24       $1.24       8,305,646
                2015...     $1.22       $1.24       8,985,518
                2014...     $1.16       $1.22      10,335,388
                2013...     $1.20       $1.16      10,892,996
                2012...     $1.18       $1.20      10,884,455
                2011...     $1.11       $1.18      11,234,461
                2010...     $1.06       $1.11      12,716,700
                2009...     $0.99       $1.06      12,767,716
                2008...     $1.15       $0.99      13,556,541
                2007...     $1.13       $1.15      16,487,429
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.59       $3.70       4,728,551
                2015...     $3.46       $3.59       5,365,023
                2014...     $2.69       $3.46       6,089,367
                2013...     $2.69       $2.69       7,302,115
                2012...     $2.31       $2.69       7,398,935
                2011...     $2.22       $2.31       7,450,847
                2010...     $1.74       $2.22       7,670,170
                2009...     $1.41       $1.74       8,514,923
                2008...     $2.24       $1.41       8,005,637
                2007...     $2.70       $2.24       7,089,461
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.40       $2.39      21,213,368
                2015...     $2.27       $2.40      23,264,206
                2014...     $2.04       $2.27      28,540,361
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $2.00       $2.40       2,483,448
                2015...     $2.10       $2.00       2,758,224
                2014...     $1.96       $2.10       3,414,212
               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.92       $3.02       3,595,559
                2015...     $2.92       $2.92       4,191,651
                2014...     $2.65       $2.92       5,277,386
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.52       $2.76      18,552,009
                2015...     $2.60       $2.52      21,230,700
                2014...     $2.42       $2.60      24,189,582

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.22       $2.57       1,793,052
                2015...     $2.79       $2.22       2,090,940
                2014...     $3.09       $2.79       2,164,162
                2013...     $3.15       $3.09       2,392,664
                2012...     $2.82       $3.15       2,541,563
                2011...     $3.39       $2.82       2,463,826
                2010...     $2.92       $3.39       2,498,289
                2009...     $1.71       $2.92       2,656,049
                2008...     $3.66       $1.71       3,225,871
                2007...     $2.88       $3.66       3,143,808
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.05       $1.10       2,950,761
                2015...     $1.11       $1.05       2,937,144
                2014...     $1.09       $1.11       2,933,599
                2013...     $1.02       $1.09       2,644,511
                2012...     $1.00       $1.02       2,567,800
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.98       $1.02         420,474
                2015...     $1.04       $0.98         230,179
                2014...     $1.03       $1.04         484,521
                2013...     $1.00       $1.03           3,000
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.05       $1.09       7,070,207
                2015...     $1.17       $1.05      11,095,674
                2014...     $1.16       $1.17      10,819,203
                2013...     $1.02       $1.16       9,575,130
                2012...     $1.00       $1.02       6,552,659
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.06       $1.12       1,757,282
                2015...     $1.15       $1.06       2,225,395
                2014...     $1.13       $1.15       3,133,373
                2013...     $1.02       $1.13       3,746,170
                2012...     $1.00       $1.02       2,838,755



1.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.05       $1.07      98,698,758
                2015...     $1.08       $1.05      73,921,181
                2014...     $1.05       $1.08      33,177,817
                2013...     $1.00       $1.05       9,120,545
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.59       $0.57         143,571
                2015...     $0.58       $0.59         135,185
                2014...     $0.63       $0.58         119,833
                2013...     $0.52       $0.63         128,886
                2012...     $0.46       $0.52         118,575
                2011...     $0.58       $0.46         140,432
                2010...     $0.56       $0.58         109,622
                2009...     $0.42       $0.56         110,054
                2008...     $0.92       $0.42          50,692
                2007...     $1.00       $0.92          13,930




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.08       $2.32         136,581
                2015...     $2.24       $2.08         132,352
                2014...     $2.02       $2.24         255,514
                2013...     $1.51       $2.02         213,762
                2012...     $1.34       $1.51         262,884
                2011...     $1.32       $1.34         218,969
                2010...     $1.17       $1.32         259,116
                2009...     $1.01       $1.17         311,964
                2008...     $1.57       $1.01         351,224
                2007...     $1.60       $1.57         346,466
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.19       $1.22      18,933,972
                2015...     $1.23       $1.19      19,020,867
                2014...     $1.21       $1.23      18,520,257
                2013...     $1.34       $1.21      15,316,221
                2012...     $1.26       $1.34       4,168,772
                2011...     $1.15       $1.26       2,789,888
                2010...     $1.11       $1.15       1,746,454
                2009...     $1.02       $1.11         755,470
                2008...     $1.05       $1.02         315,944
                2007...     $1.00       $1.05          43,636
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.95       $0.96       3,571,032
                2015...     $1.00       $0.95       2,643,117
                2014...     $1.00       $1.00       1,432,595
                2013...     $1.04       $1.00         831,781
                2012...     $0.99       $1.04         247,886
                2011...     $1.00       $0.99          70,258
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.36       $1.35       3,130,852
                2015...     $1.29       $1.36       2,668,605
                2014...     $1.28       $1.29       2,180,629
                2013...     $1.00       $1.28       1,768,504
                2012...     $0.83       $1.00         266,012
                2011...     $1.00       $0.83          24,691
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.12       $1.13       2,882,528
                2015...     $1.14       $1.12       2,176,244
                2014...     $1.13       $1.14       1,344,595
                2013...     $0.89       $1.13         975,173
                2012...     $0.76       $0.89          62,393
                2011...     $1.00       $0.76           7,241
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.46       $1.58       9,622,108
                2015...     $1.39       $1.46       8,626,520
                2014...     $1.29       $1.39       5,990,326
                2013...     $1.01       $1.29       3,177,223
                2012...     $0.87       $1.01         260,822
                2011...     $1.00       $0.87          66,969
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.51       $1.66       6,243,867
                2015...     $1.51       $1.51       4,517,813
                2014...     $1.38       $1.51       1,963,483
                2013...     $1.05       $1.38       1,250,080
                2012...     $0.91       $1.05         266,774
                2011...     $1.00       $0.91         119,017
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.99       $1.01       8,345,620
                2015...     $1.05       $0.99       8,297,291
                2014...     $1.09       $1.05       7,362,533
                2013...     $0.91       $1.09       4,809,221
                2012...     $0.78       $0.91         183,687
                2011...     $1.00       $0.78          55,697

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.90       $0.94       3,713,687
                2015...     $0.95       $0.90       2,938,210
                2014...     $1.04       $0.95       1,942,879
                2013...     $0.95       $1.04       1,356,264
                2012...     $0.81       $0.95         214,328
                2011...     $1.00       $0.81          56,765
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.05       $1.05       5,701,621
                2015...     $1.05       $1.05       4,066,564
                2014...     $1.01       $1.05       2,716,469
                2013...     $1.06       $1.01       2,197,116
                2012...     $1.06       $1.06         851,815
                2011...     $1.00       $1.06       1,118,702
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99       1,099,159
                2015...     $1.00       $0.95         545,156
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.99       $2.31       6,589,733
                2015...     $2.11       $1.99       6,294,106
                2014...     $1.97       $2.11       6,349,561
                2013...     $1.56       $1.97       6,309,972
                2012...     $1.35       $1.56       5,197,207
                2011...     $1.36       $1.35       6,340,622
                2010...     $1.20       $1.36       7,818,765
                2009...     $0.94       $1.20       8,541,006
                2008...     $1.66       $0.94       9,351,396
                2007...     $1.66       $1.66       9,341,506
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.46       $3.82       1,763,122
                2015...     $3.57       $3.46       1,737,685
                2014...     $3.41       $3.57       1,675,719
                2013...     $2.54       $3.41       1,505,540
                2012...     $2.25       $2.54       1,185,208
                2011...     $2.56       $2.25       1,335,188
                2010...     $2.02       $2.56       1,826,115
                2009...     $1.46       $2.02       2,091,378
                2008...     $2.45       $1.46       2,259,868
                2007...     $2.16       $2.45       2,478,175
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $2.05       $2.35         267,479
                2015...     $2.18       $2.05         295,434
                2014...     $2.07       $2.18         372,512
                2013...     $1.63       $2.07         484,190
                2012...     $1.45       $1.63         576,111
                2011...     $1.48       $1.45         828,340
                2010...     $1.35       $1.48         953,370
                2009...     $1.09       $1.35         981,352
                2008...     $1.75       $1.09       1,111,912
                2007...     $1.72       $1.75       1,284,209
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.31       $1.68       6,261,322
                2015...     $1.43       $1.31       5,885,384
                2014...     $1.45       $1.43       5,337,314
                2013...     $1.08       $1.45       4,029,469
                2012...     $0.92       $1.08       1,095,719
                2011...     $0.97       $0.92         825,351
                2010...     $0.77       $0.97         649,490
                2009...     $0.60       $0.77         557,201
                2008...     $0.91       $0.60         288,350
                2007...     $1.00       $0.91              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.48       $2.55         154,350
                2015...     $2.58       $2.48         175,140
                2014...     $2.43       $2.58         349,042
                2013...     $1.79       $2.43         378,482
                2012...     $1.63       $1.79         391,063
                2011...     $1.74       $1.63         410,683
                2010...     $1.38       $1.74         443,722
                2009...     $0.97       $1.38         533,625
                2008...     $1.72       $0.97         510,505
                2007...     $1.57       $1.72         620,970
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.99       $1.02      93,447,484
                2015...     $1.07       $0.99      74,013,044
                2014...     $1.04       $1.07      39,642,851
                2013...     $1.00       $1.04      10,479,122
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.04       $1.04      15,398,932
                2015...     $1.06       $1.04      13,797,035
                2014...     $1.07       $1.06      12,787,690
                2013...     $1.08       $1.07       9,903,650
                2012...     $1.07       $1.08       1,906,327
                2011...     $1.02       $1.07         833,207
                2010...     $1.00       $1.02         275,955
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.33       $1.51       2,887,862
                2015...     $1.49       $1.33       2,442,210
                2014...     $1.38       $1.49       1,580,389
                2013...     $1.04       $1.38         837,107
                2012...     $0.90       $1.04         102,584
                2011...     $0.91       $0.90          15,659
                2010...     $0.75       $0.91          10,280
                2009...     $0.55       $0.75           3,595
                2008...     $0.95       $0.55           2,600
                2007...     $1.00       $0.95              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.22       $2.57       8,972,623
                2015...     $2.40       $2.22       8,550,338
                2014...     $2.23       $2.40       7,037,228
                2013...     $1.67       $2.23       5,427,847
                2012...     $1.42       $1.67       1,499,803
                2011...     $1.47       $1.42       1,091,899
                2010...     $1.29       $1.47         812,362
                2009...     $1.02       $1.29         734,979
                2008...     $1.61       $1.02         911,105
                2007...     $1.67       $1.61         991,699
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.56       $1.77       1,543,930
                2015...     $1.62       $1.56         922,430
                2014...     $1.51       $1.62         433,872
                2013...     $1.23       $1.51         261,932
                2012...     $1.11       $1.23         125,122
                2011...     $1.14       $1.11         148,966
                2010...     $1.08       $1.14         144,399
                2009...     $0.82       $1.08         131,874
                2008...     $1.35       $0.82         137,838
                2007...     $1.34       $1.35         156,668

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.30       $2.71         246,322
                2015...     $2.41       $2.30         294,963
                2014...     $2.22       $2.41         291,198
                2013...     $1.69       $2.22         298,370
                2012...     $1.49       $1.69         287,535
                2011...     $1.55       $1.49         399,615
                2010...     $1.40       $1.55         497,280
                2009...     $1.14       $1.40         778,220
                2008...     $1.71       $1.14         761,808
                2007...     $1.69       $1.71         636,593
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.31       $1.44       4,577,887
                2015...     $1.40       $1.31       4,536,307
                2014...     $1.39       $1.40       4,695,231
                2013...     $1.03       $1.39       4,253,242
                2012...     $0.92       $1.03       1,182,963
                2011...     $0.94       $0.92         847,090
                2010...     $0.74       $0.94         654,005
                2009...     $0.62       $0.74         573,935
                2008...     $0.92       $0.62         275,741
                2007...     $1.00       $0.92          10,525
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.66       $2.55       4,523,292
                2015...     $2.94       $2.66       5,510,980
                2014...     $3.14       $2.94       5,614,620
                2013...     $2.55       $3.14       4,391,925
                2012...     $2.16       $2.55       2,348,849
                2011...     $2.36       $2.16       2,099,333
                2010...     $2.21       $2.36       2,259,782
                2009...     $1.79       $2.21       2,141,317
                2008...     $2.44       $1.79       1,976,889
                2007...     $1.72       $2.44       1,639,480
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.10       $2.11       1,924,265
                2015...     $2.13       $2.10       1,811,323
                2014...     $2.01       $2.13       1,314,689
                2013...     $1.65       $2.01       1,195,949
                2012...     $1.49       $1.65         579,114
                2011...     $1.47       $1.49         432,378
                2010...     $1.27       $1.47         409,578
                2009...     $1.14       $1.27         418,382
                2008...     $1.46       $1.14         499,991
                2007...     $1.30       $1.46         684,971
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.52       $2.58       8,409,912
                2015...     $2.58       $2.52       8,122,195
                2014...     $2.38       $2.58       6,757,086
                2013...     $1.81       $2.38       4,930,871
                2012...     $1.54       $1.81         202,168
                2011...     $1.54       $1.54         188,187
                2010...     $1.29       $1.54         171,300
                2009...     $1.06       $1.29         189,460
                2008...     $1.64       $1.06         205,547
                2007...     $1.46       $1.64         229,585
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.14       $2.05       6,578,736
                2015...     $2.10       $2.14       6,457,279
                2014...     $2.11       $2.10       6,516,996
                2013...     $1.79       $2.11       5,190,600
                2012...     $1.54       $1.79       1,295,270
                2011...     $1.68       $1.54         764,566
                2010...     $1.49       $1.68         372,395
                2009...     $1.19       $1.49         231,342
                2008...     $2.08       $1.19         313,901
                2007...     $1.74       $2.08         327,698




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.96       $1.10      13,705,927
                2015...     $1.04       $0.96      13,119,620
                2014...     $1.03       $1.04      12,106,276
                2013...     $1.00       $1.03       3,853,416
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.52       $2.52       5,332,284
                2015...     $2.58       $2.52       5,383,407
                2014...     $2.58       $2.58       5,213,488
                2013...     $2.09       $2.58       5,389,780
                2012...     $1.87       $2.09       4,561,518
                2011...     $2.20       $1.87       4,436,015
                2010...     $1.96       $2.20       4,585,659
                2009...     $1.45       $1.96       4,852,274
                2008...     $2.54       $1.45       5,185,923
                2007...     $2.35       $2.54       4,916,952
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $3.06       $3.42         265,939
                2015...     $3.41       $3.06         272,782
                2014...     $3.52       $3.41         276,026
                2013...     $2.27       $3.52         214,066
                2012...     $2.06       $2.27         105,439
                2011...     $2.24       $2.06         123,996
                2010...     $1.61       $2.24         144,900
                2009...     $1.16       $1.61         159,029
                2008...     $2.26       $1.16         181,059
                2007...     $2.15       $2.26         177,821
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.36       $2.47       5,253,176
                2015...     $2.53       $2.36       5,352,037
                2014...     $2.38       $2.53       5,198,434
                2013...     $1.86       $2.38       4,379,874
                2012...     $1.66       $1.86         511,219
                2011...     $1.69       $1.66         164,160
                2010...     $1.30       $1.69          96,501
                2009...     $0.90       $1.30          40,671
                2008...     $1.43       $0.90          18,292
                2007...     $1.29       $1.43          22,906
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.90       $1.09       5,676,493
                2015...     $1.17       $0.90       3,862,676
                2014...     $1.36       $1.17       1,978,361
                2013...     $1.28       $1.36       1,309,886
                2012...     $1.28       $1.28       1,016,951
                2011...     $1.65       $1.28       1,109,710
                2010...     $1.43       $1.65       1,091,808
                2009...     $0.83       $1.43       1,151,140
                2008...     $2.19       $0.83         965,881
                2007...     $1.55       $2.19         605,879
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06      92,345,233
                2015...     $1.07       $1.05      71,519,212
                2014...     $1.05       $1.07      29,336,884
                2013...     $1.00       $1.05       4,038,237
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.06       $1.07      13,931,087
                2015...     $1.08       $1.06      12,713,180
                2014...     $1.05       $1.08       7,756,363
                2013...     $1.00       $1.05         588,776
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.03       2,828,484
                2015...     $1.06       $1.04       2,546,363
                2014...     $1.04       $1.06       1,506,440
                2013...     $1.00       $1.04         122,977

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.45       $3.46       2,189,407
                2015...     $3.60       $3.45       1,988,225
                2014...     $3.55       $3.60       1,591,489
                2013...     $2.30       $3.55       1,166,204
                2012...     $1.82       $2.30         493,105
                2011...     $1.96       $1.82         491,374
                2010...     $1.76       $1.96         465,561
                2009...     $1.24       $1.76         484,944
                2008...     $1.90       $1.24         446,016
                2007...     $1.55       $1.90         392,135
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.71       $3.44       1,578,021
                2015...     $2.90       $2.71       1,340,448
                2014...     $2.75       $2.90       1,413,125
                2013...     $2.09       $2.75       1,529,764
                2012...     $1.78       $2.09       1,341,163
                2011...     $2.07       $1.78       1,575,785
                2010...     $1.66       $2.07       1,776,058
                2009...     $1.30       $1.66       2,009,898
                2008...     $1.79       $1.30       2,345,233
                2007...     $1.89       $1.79       2,584,782
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.11       $2.31       6,320,672
                2015...     $2.22       $2.11       6,196,270
                2014...     $2.03       $2.22       4,943,339
                2013...     $1.52       $2.03       4,246,290
                2012...     $1.30       $1.52         199,855
                2011...     $1.42       $1.30         178,920
                2010...     $1.21       $1.42         224,507
                2009...     $0.97       $1.21         149,019
                2008...     $1.49       $0.97         141,353
                2007...     $1.48       $1.49         212,811
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.28       $2.34       3,219,564
                2015...     $2.30       $2.28       2,894,536
                2014...     $2.15       $2.30       1,877,574
                2013...     $1.82       $2.15       1,299,862
                2012...     $1.63       $1.82         928,643
                2011...     $1.63       $1.63         912,211
                2010...     $1.53       $1.63         945,459
                2009...     $1.23       $1.53         910,694
                2008...     $1.49       $1.23         974,916
                2007...     $1.37       $1.49         978,608
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.99      10,485,544
                2015...     $1.00       $0.98       4,099,145
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $3.03       $3.05       2,543,651
                2015...     $2.75       $3.03       2,326,539
                2014...     $2.57       $2.75       2,994,067
                2013...     $1.99       $2.57       2,941,364
                2012...     $1.63       $1.99       1,600,225
                2011...     $1.77       $1.63       1,791,030
                2010...     $1.69       $1.77       2,309,015
                2009...     $1.17       $1.69       2,159,565
                2008...     $2.13       $1.17       2,100,070
                2007...     $1.58       $2.13       1,804,287




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.45       $2.26       2,116,224
                2015...     $2.72       $2.45       2,066,904
                2014...     $3.14       $2.72       2,190,471
                2013...     $2.79       $3.14       2,357,014
                2012...     $2.49       $2.79       2,198,128
                2011...     $3.74       $2.49       2,325,809
                2010...     $3.03       $3.74       2,499,283
                2009...     $1.72       $3.03       2,745,288
                2008...     $3.64       $1.72       3,170,181
                2007...     $2.88       $3.64       2,503,151
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.33       $1.55       5,650,098
                2015...     $1.40       $1.33       5,661,459
                2014...     $1.30       $1.40       5,547,398
                2013...     $1.05       $1.30       5,369,859
                2012...     $0.96       $1.05       1,387,732
                2011...     $1.00       $0.96         843,706
                2010...     $0.88       $1.00         516,363
                2009...     $0.67       $0.88         396,467
                2008...     $0.95       $0.67         207,212
                2007...     $1.00       $0.95           1,071
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.16       $2.23          20,494
                2015...     $2.10       $2.16          25,043
                2014...     $1.96       $2.10          32,751
                2013...     $1.45       $1.96          40,459
                2012...     $1.26       $1.45          47,121
                2011...     $1.36       $1.26          63,198
                2010...     $1.07       $1.36          76,790
                2009...     $0.77       $1.07          75,361
                2008...     $1.61       $0.77         112,144
                2007...     $1.49       $1.61         104,928
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.97       $0.99       5,135,664
                2015...     $1.00       $0.97       2,171,161
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.63       $0.66      14,364,125
                2015...     $0.71       $0.63      14,423,506
                2014...     $0.76       $0.71      12,024,954
                2013...     $0.78       $0.76       7,724,362
                2012...     $0.66       $0.78       1,224,951
                2011...     $0.81       $0.66         739,371
                2010...     $0.69       $0.81         498,562
                2009...     $0.41       $0.69         370,770
                2008...     $0.97       $0.41         259,451
                2007...     $1.00       $0.97          26,136
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.02       $1.12       2,531,542
                2015...     $1.06       $1.02       2,400,425
                2014...     $1.03       $1.06       1,758,673
                2013...     $0.88       $1.03       1,109,583
                2012...     $0.79       $0.88          99,086
                2011...     $0.84       $0.79         191,837
                2010...     $0.73       $0.84         122,460
                2009...     $0.59       $0.73          33,996
                2008...     $0.94       $0.59          12,241
                2007...     $1.00       $0.94           3,708

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.11       $1.19      11,911,992
                2015...     $1.15       $1.11      11,477,584
                2014...     $1.12       $1.15      11,739,409
                2013...     $1.01       $1.12      11,665,811
                2012...     $0.93       $1.01       5,923,293
                2011...     $0.95       $0.93       6,317,924
                2010...     $0.85       $0.95       6,066,487
                2009...     $0.73       $0.85       3,548,453
                2008...     $0.97       $0.73       1,135,515
                2007...     $1.00       $0.97         277,406
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.11       $1.14       2,637,253
                2015...     $1.14       $1.11       2,511,487
                2014...     $1.12       $1.14       3,113,266
                2013...     $1.11       $1.12       2,195,471
                2012...     $1.07       $1.11       1,616,393
                2011...     $1.05       $1.07       1,273,823
                2010...     $0.99       $1.05         959,558
                2009...     $0.94       $0.99         429,075
                2008...     $1.01       $0.94         130,818
                2007...     $1.00       $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.07       $1.16       3,056,335
                2015...     $1.11       $1.07       2,472,449
                2014...     $1.08       $1.11       2,529,281
                2013...     $0.94       $1.08       1,945,731
                2012...     $0.84       $0.94       1,544,179
                2011...     $0.89       $0.84       1,559,413
                2010...     $0.78       $0.89       1,468,181
                2009...     $0.64       $0.78       1,889,704
                2008...     $0.95       $0.64         865,190
                2007...     $1.00       $0.95          77,329
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.10       $1.16       6,934,159
                2015...     $1.14       $1.10       7,326,978
                2014...     $1.12       $1.14       8,147,472
                2013...     $1.06       $1.12       8,543,857
                2012...     $0.99       $1.06       6,686,962
                2011...     $0.99       $0.99       6,043,801
                2010...     $0.92       $0.99       4,195,265
                2009...     $0.83       $0.92       1,976,033
                2008...     $0.83       $0.83       1,219,186
                2007...     $1.00       $0.99         243,324
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.36       $1.47         774,792
                2015...     $1.39       $1.36         492,696
                2014...     $1.28       $1.39         156,373
                2013...     $0.94       $1.28         112,859
                2012...     $0.86       $0.94          20,870
                2011...     $0.90       $0.86           9,235
                2010...     $0.75       $0.90           3,531
                2009...     $0.58       $0.75           3,537
                2008...     $0.96       $0.58              --
                2007...     $1.00       $0.96              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.88       $2.76       6,532,221
                2015...     $2.83       $2.88       5,889,108
                2014...     $3.09       $2.83       5,531,301
                2013...     $2.49       $3.09       3,950,759
                2012...     $2.07       $2.49         377,163
                2011...     $2.28       $2.07         363,144
                2010...     $2.01       $2.28         367,743
                2009...     $1.47       $2.01         380,379
                2008...     $2.61       $1.47         457,199
                2007...     $2.34       $2.61         423,539
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.44       $1.67         121,714
                2015...     $1.55       $1.44         102,169
                2014...     $1.41       $1.55          37,820
                2013...     $1.02       $1.41          34,958
                2012...     $0.88       $1.02          91,561
                2011...     $0.91       $0.88          87,846
                2010...     $0.75       $0.91          38,943
                2009...     $0.55       $0.75          37,168
                2008...     $0.91       $0.55          22,739
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.08      79,128,278
                2015...     $1.09       $1.01      61,061,101
                2014...     $1.04       $1.09      27,694,365
                2013...     $1.00       $1.04       7,140,048
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.02       $1.02      24,454,001
                2015...     $1.03       $1.02      23,262,094
                2014...     $1.04       $1.03      21,456,851
                2013...     $1.06       $1.04      16,249,552
                2012...     $1.01       $1.06       2,930,020
                2011...     $1.02       $1.01       1,221,401
                2010...     $1.00       $1.02         387,161
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.12       $1.13      61,805,206
                2015...     $1.13       $1.12      61,563,533
                2014...     $1.10       $1.13      58,762,299
                2013...     $1.14       $1.10      44,740,014
                2012...     $1.05       $1.14       6,613,861
                2011...     $1.03       $1.05       3,131,912
                2010...     $1.00       $1.03       1,081,841
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $2.00       $2.25         184,443
                2015...     $2.09       $2.00         180,705
                2014...     $1.88       $2.09          93,191
                2013...     $1.44       $1.88         127,924
                2012...     $1.23       $1.44         167,947
                2011...     $1.22       $1.23         178,711
                2010...     $1.10       $1.22         190,417
                2009...     $0.86       $1.10         197,884
                2008...     $1.58       $0.86         302,025
                2007...     $1.68       $1.58         300,449
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.86       $2.11       1,151,712
                2015...     $2.04       $1.86       1,120,389
                2014...     $1.87       $2.04         402,399
                2013...     $1.39       $1.87         196,676
                2012...     $1.19       $1.39          71,441
                2011...     $1.26       $1.19          77,331
                2010...     $1.12       $1.26          88,962
                2009...     $0.87       $1.12          97,268
                2008...     $1.44       $0.87         147,169
                2007...     $1.56       $1.44         147,283

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.13       $2.16          341,913
                2015...     $2.30       $2.13          489,961
                2014...     $2.13       $2.30          284,462
                2013...     $1.50       $2.13          237,657
                2012...     $1.33       $1.50          204,899
                2011...     $1.64       $1.33          204,800
                2010...     $1.38       $1.64          168,006
                2009...     $0.85       $1.38           80,664
                2008...     $1.37       $0.85          108,590
                2007...     $1.32       $1.37          103,714
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.77       $1.71          188,303
                2015...     $1.79       $1.77          206,993
                2014...     $1.95       $1.79          218,466
                2013...     $1.54       $1.95          251,293
                2012...     $1.28       $1.54          335,929
                2011...     $1.57       $1.28          434,811
                2010...     $1.44       $1.57          579,086
                2009...     $1.17       $1.44          679,516
                2008...     $2.12       $1.17          750,907
                2007...     $1.99       $2.12          980,252
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.45       $2.60            6,498
                2015...     $2.49       $2.45           20,327
                2014...     $2.22       $2.49           18,361
                2013...     $1.65       $2.22           16,436
                2012...     $1.43       $1.65           18,086
                2011...     $1.53       $1.43           26,017
                2010...     $1.30       $1.53           26,825
                2009...     $0.99       $1.30           27,330
                2008...     $1.65       $0.99           26,896
                2007...     $1.58       $1.65           30,404
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.37       $1.41       36,310,367
                2015...     $1.39       $1.37       31,504,763
                2014...     $1.32       $1.39       25,098,481
                2013...     $1.35       $1.32       18,886,040
                2012...     $1.28       $1.35       11,096,344
                2011...     $1.20       $1.28       11,897,194
                2010...     $1.11       $1.20       13,497,723
                2009...     $0.97       $1.11       13,960,868
                2008...     $1.14       $0.97       13,486,772
                2007...     $1.13       $1.14       15,160,550
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.08       $1.16      180,242,712
                2015...     $1.13       $1.08      135,300,953
                2014...     $1.06       $1.13       63,360,414
                2013...     $1.00       $1.06       17,201,468
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.97       $0.96        6,762,375
                2015...     $0.99       $0.97        8,087,156
                2014...     $1.00       $0.99        4,350,872
                2013...     $1.01       $1.00        3,539,612
                2012...     $1.03       $1.01        2,331,925
                2011...     $1.04       $1.03        2,563,367
                2010...     $1.06       $1.04        3,173,875
                2009...     $1.07       $1.06        2,871,616
                2008...     $1.06       $1.07        4,674,406
                2007...     $1.03       $1.06        3,998,073




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.97       $3.51        3,499,604
                2015...     $3.09       $2.97        2,781,106
                2014...     $2.86       $3.09        2,581,828
                2013...     $2.19       $2.86        2,662,771
                2012...     $1.89       $2.19        2,476,678
                2011...     $1.96       $1.89        2,730,528
                2010...     $1.58       $1.96        3,011,571
                2009...     $1.17       $1.58        3,388,379
                2008...     $1.87       $1.17        3,694,654
                2007...     $1.77       $1.87        3,382,908
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.27       $2.50       12,860,303
                2015...     $2.28       $2.27       10,517,482
                2014...     $2.05       $2.28        8,190,544
                2013...     $1.57       $2.05        6,665,323
                2012...     $1.38       $1.57          894,577
                2011...     $1.38       $1.38          918,705
                2010...     $1.22       $1.38          923,906
                2009...     $0.98       $1.22          942,434
                2008...     $1.59       $0.98        1,106,014
                2007...     $1.53       $1.59        1,516,239
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.46       $1.48       10,017,322
                2015...     $1.54       $1.46        9,246,723
                2014...     $1.53       $1.54        8,171,252
                2013...     $1.56       $1.53        7,381,293
                2012...     $1.36       $1.56        3,216,359
                2011...     $1.38       $1.36        2,900,819
                2010...     $1.23       $1.38        2,721,463
                2009...     $1.06       $1.23        2,691,579
                2008...     $1.03       $1.06        2,388,583
                2007...     $0.95       $1.03        2,192,905
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.03      138,030,962
                2015...     $1.00       $1.00        4,930,579
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.21       $1.21       12,555,388
                2015...     $1.19       $1.21       10,915,769
                2014...     $1.14       $1.19        9,154,294
                2013...     $1.18       $1.14        7,159,225
                2012...     $1.16       $1.18        2,457,223
                2011...     $1.10       $1.16        2,870,695
                2010...     $1.05       $1.10        3,386,171
                2009...     $0.98       $1.05        3,384,255
                2008...     $1.14       $0.98        3,517,917
                2007...     $1.12       $1.14        4,526,118
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.52       $3.63        5,199,639
                2015...     $3.40       $3.52        4,667,185
                2014...     $2.64       $3.40        4,231,346
                2013...     $2.65       $2.64        4,064,224
                2012...     $2.28       $2.65        1,943,867
                2011...     $2.19       $2.28        2,000,358
                2010...     $1.72       $2.19        2,210,290
                2009...     $1.40       $1.72        2,589,277
                2008...     $2.23       $1.40        2,604,412
                2007...     $2.68       $2.23        2,664,447
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.35       $2.34        9,887,320
                2015...     $2.23       $2.35        9,990,739
                2014...     $2.00       $2.23       10,946,469
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.97       $2.35        2,201,580
                2015...     $2.07       $1.97        2,334,672
                2014...     $1.93       $2.07        2,301,862

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.86       $2.96       3,767,365
                2015...     $2.87       $2.86       4,156,204
                2014...     $2.60       $2.87       4,188,036
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.47       $2.70      10,288,960
                2015...     $2.56       $2.47      10,177,871
                2014...     $2.38       $2.56      10,432,895
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.18       $2.52       1,462,403
                2015...     $2.74       $2.18       1,518,247
                2014...     $3.04       $2.74       1,387,542
                2013...     $3.10       $3.04       1,230,636
                2012...     $2.78       $3.10         797,780
                2011...     $3.35       $2.78         856,842
                2010...     $2.89       $3.35         914,992
                2009...     $1.70       $2.89       1,033,389
                2008...     $3.63       $1.70       1,229,138
                2007...     $2.86       $3.63       1,245,857
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.04       $1.09      11,397,643
                2015...     $1.10       $1.04      10,996,041
                2014...     $1.09       $1.10      10,065,722
                2013...     $1.02       $1.09       8,187,136
                2012...     $1.00       $1.02       1,998,989
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.01      74,167,791
                2015...     $1.04       $0.97      52,281,111
                2014...     $1.03       $1.04      24,368,290
                2013...     $1.00       $1.03       1,782,167
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.04       $1.08      41,248,025
                2015...     $1.16       $1.04      45,373,114
                2014...     $1.16       $1.16      44,055,375
                2013...     $1.02       $1.16      34,407,426
                2012...     $1.00       $1.02         866,592
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.06       $1.11      15,468,250
                2015...     $1.15       $1.06      17,143,506
                2014...     $1.13       $1.15      16,105,791
                2013...     $1.02       $1.13      11,629,274
                2012...     $1.00       $1.02         833,710



1.45% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.05       $1.07            --
                2015...     $1.08       $1.05            --
                2014...     $1.05       $1.08            --
                2013...     $1.00       $1.05            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.58       $0.57        24,208
                2015...     $0.58       $0.58        23,715
                2014...     $0.62       $0.58        23,775
                2013...     $0.52       $0.62        23,834
                2012...     $0.46       $0.52        23,894
                2011...     $0.58       $0.46        37,119
                2010...     $0.56       $0.58        19,072
                2009...     $0.42       $0.56         9,601
                2008...     $0.92       $0.42         9,170
                2007...     $1.00       $0.92        17,042




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.05       $2.29          4,478
                2015...     $2.21       $2.05          4,660
                2014...     $2.00       $2.21          5,095
                2013...     $1.50       $2.00          6,732
                2012...     $1.33       $1.50          4,224
                2011...     $1.31       $1.33         13,352
                2010...     $1.17       $1.31         25,332
                2009...     $1.56       $1.17         72,839
                2008...     $1.56       $1.00         68,017
                2007...     $0.00       $1.56         62,747
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.18       $1.21        103,922
                2015...     $1.22       $1.18        142,708
                2014...     $1.20       $1.22        144,104
                2013...     $1.33       $1.20        103,094
                2012...     $1.26       $1.33        144,888
                2011...     $1.14       $1.26        144,499
                2010...     $1.10       $1.14        105,695
                2009...     $1.02       $1.10         64,803
                2008...     $1.05       $1.02          7,506
                2007...     $1.00       $1.05          7,525
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.94       $0.95         59,364
                2015...     $1.00       $0.94         61,926
                2014...     $1.00       $1.00         61,601
                2013...     $1.04       $1.00         64,755
                2012...     $0.99       $1.04         62,813
                2011...     $1.00       $0.99          9,933
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.35       $1.34          5,357
                2015...     $1.28       $1.35          5,715
                2014...     $1.27       $1.28          5,565
                2013...     $1.00       $1.27          5,732
                2012...     $0.83       $1.00             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.12       $1.13         14,604
                2015...     $1.13       $1.12         13,967
                2014...     $1.12       $1.13         14,284
                2013...     $0.89       $1.12         14,818
                2012...     $0.76       $0.89          9,458
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.45       $1.57             --
                2015...     $1.38       $1.45             --
                2014...     $1.29       $1.38          5,740
                2013...     $1.01       $1.29          5,755
                2012...     $0.87       $1.01          5,769
                2011...     $1.00       $0.87          5,783
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.50       $1.65         48,030
                2015...     $1.50       $1.50         41,539
                2014...     $1.38       $1.50         41,660
                2013...     $1.05       $1.38         31,073
                2012...     $0.91       $1.05         28,537
                2011...     $1.00       $0.91          2,141
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.98       $1.00         83,217
                2015...     $1.04       $0.98         82,974
                2014...     $1.09       $1.04         75,113
                2013...     $0.91       $1.09         79,894
                2012...     $0.78       $0.91         83,384
                2011...     $1.00       $0.78          8,539

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.90       $0.93          38,243
                2015...     $0.94       $0.90          39,609
                2014...     $1.04       $0.94          24,203
                2013...     $0.94       $1.04          26,496
                2012...     $0.81       $0.94          23,452
                2011...     $1.00       $0.81              --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.05       $1.05           5,349
                2015...     $1.05       $1.05           5,290
                2014...     $1.01       $1.05           5,307
                2013...     $1.06       $1.01           5,324
                2012...     $1.05       $1.06           5,342
                2011...     $1.00       $1.05              --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99              --
                2015...     $1.00       $0.95              --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.96       $2.28         314,870
                2015...     $2.08       $1.96         343,607
                2014...     $1.95       $2.08         443,012
                2013...     $1.55       $1.95         557,768
                2012...     $1.34       $1.55         690,891
                2011...     $1.35       $1.34         901,096
                2010...     $1.19       $1.35         973,175
                2009...     $0.93       $1.19       1,002,933
                2008...     $1.65       $0.93       1,046,540
                2007...     $1.66       $1.65       1,243,553
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.42       $3.77          26,309
                2015...     $3.52       $3.42          25,865
                2014...     $3.37       $3.52          28,441
                2013...     $2.52       $3.37          29,021
                2012...     $2.23       $2.52          31,957
                2011...     $2.54       $2.23          54,607
                2010...     $2.00       $2.54          77,413
                2009...     $1.45       $2.00         135,656
                2008...     $2.44       $1.45         147,399
                2007...     $2.15       $2.44         176,998
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $2.02       $2.31          21,141
                2015...     $2.16       $2.02          20,944
                2014...     $2.04       $2.16          22,141
                2013...     $1.62       $2.04          27,207
                2012...     $1.44       $1.62          29,072
                2011...     $1.47       $1.44          20,035
                2010...     $1.34       $1.47          23,258
                2009...     $1.08       $1.34          26,695
                2008...     $1.74       $1.08          56,478
                2007...     $1.71       $1.74          79,058
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.30       $1.67          41,422
                2015...     $1.42       $1.30          60,403
                2014...     $1.44       $1.42          64,560
                2013...     $1.07       $1.44          49,980
                2012...     $0.92       $1.07          76,489
                2011...     $0.97       $0.92          61,246
                2010...     $0.76       $0.97          63,937
                2009...     $0.91       $0.76          61,188
                2008...     $0.91       $0.60          20,619
                2007...     $1.00       $0.91              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.45       $2.51         13,134
                2015...     $2.55       $2.45         12,321
                2014...     $2.41       $2.55         12,549
                2013...     $1.77       $2.41         13,565
                2012...     $1.62       $1.77         14,466
                2011...     $1.72       $1.62         13,378
                2010...     $1.37       $1.72         12,316
                2009...     $0.97       $1.37         11,970
                2008...     $1.71       $0.97         12,212
                2007...     $1.56       $1.71         14,045
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.99       $1.02             --
                2015...     $1.06       $0.99             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.03       $1.03         46,168
                2015...     $1.05       $1.03         70,232
                2014...     $1.07       $1.05         73,099
                2013...     $1.08       $1.07         48,395
                2012...     $1.07       $1.08         57,383
                2011...     $1.02       $1.07         57,350
                2010...     $1.00       $1.02         18,606
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.32       $1.50         10,937
                2015...     $1.48       $1.32         13,240
                2014...     $1.37       $1.48         14,627
                2013...     $1.04       $1.37         16,253
                2012...     $0.90       $1.04         11,020
                2011...     $0.90       $0.90             --
                2010...     $0.75       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.20       $2.53         40,484
                2015...     $2.38       $2.20         63,551
                2014...     $2.21       $2.38         66,709
                2013...     $1.65       $2.21         46,206
                2012...     $1.41       $1.65         65,748
                2011...     $1.46       $1.41         55,790
                2010...     $1.28       $1.46         49,828
                2009...     $1.01       $1.28        107,599
                2008...     $1.60       $1.01        109,887
                2007...     $1.66       $1.60        114,559
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.54       $1.74             --
                2015...     $1.61       $1.54             --
                2014...     $1.50       $1.61             --
                2013...     $1.22       $1.50             --
                2012...     $1.10       $1.22             --
                2011...     $1.14       $1.10             --
                2010...     $1.07       $1.14          3,480
                2009...     $0.81       $1.07          4,564
                2008...     $1.34       $0.81          5,369
                2007...     $1.33       $1.34          5,554

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.27       $2.67          2,199
                2015...     $2.38       $2.27          2,435
                2014...     $2.20       $2.38          2,888
                2013...     $1.67       $2.20          3,361
                2012...     $1.48       $1.67          4,219
                2011...     $1.54       $1.48          2,039
                2010...     $1.39       $1.54          1,312
                2009...     $1.70       $1.39             --
                2008...     $1.70       $1.14             --
                2007...     $1.68       $1.70          3,197
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.30       $1.43         56,935
                2015...     $1.39       $1.30         63,362
                2014...     $1.39       $1.39         66,721
                2013...     $1.03       $1.39         59,743
                2012...     $0.92       $1.03         95,840
                2011...     $0.94       $0.92         68,073
                2010...     $0.74       $0.94         65,121
                2009...     $0.62       $0.74         60,382
                2008...     $0.92       $0.62         29,695
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.62       $2.52         68,767
                2015...     $2.90       $2.62         69,689
                2014...     $3.11       $2.90         72,301
                2013...     $2.52       $3.11        102,945
                2012...     $2.15       $2.52        106,594
                2011...     $2.35       $2.15        120,164
                2010...     $2.19       $2.35        170,545
                2009...     $1.78       $2.19        240,026
                2008...     $2.43       $1.78        229,793
                2007...     $1.71       $2.43        238,921
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.07       $2.08         26,165
                2015...     $2.11       $2.07         26,463
                2014...     $1.99       $2.11         13,744
                2013...     $1.63       $1.99         14,332
                2012...     $1.48       $1.63         15,218
                2011...     $1.46       $1.48         20,847
                2010...     $1.26       $1.46         34,297
                2009...     $1.13       $1.26         29,438
                2008...     $1.45       $1.13         21,224
                2007...     $1.30       $1.45         33,139
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.49       $2.55         65,962
                2015...     $2.55       $2.49         28,000
                2014...     $2.36       $2.55         29,198
                2013...     $1.79       $2.36          3,763
                2012...     $1.53       $1.79          1,919
                2011...     $1.53       $1.53          1,754
                2010...     $1.28       $1.53             --
                2009...     $1.05       $1.28             --
                2008...     $1.63       $1.05          6,127
                2007...     $1.45       $1.63         15,790
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.12       $2.02         40,052
                2015...     $2.08       $2.12         57,421
                2014...     $2.09       $2.08         61,714
                2013...     $1.78       $2.09         32,559
                2012...     $1.53       $1.78         40,516
                2011...     $1.67       $1.53         32,218
                2010...     $1.48       $1.67         11,540
                2009...     $1.18       $1.48          2,862
                2008...     $2.07       $1.18          2,841
                2007...     $1.73       $2.07          2,888




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.09        243,355
                2015...     $1.04       $0.95        286,302
                2014...     $1.03       $1.04        338,760
                2013...     $1.00       $1.03          3,085
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.49       $2.48        147,167
                2015...     $2.55       $2.49        155,074
                2014...     $2.55       $2.55        196,194
                2013...     $2.07       $2.55        266,064
                2012...     $1.86       $2.07        349,554
                2011...     $2.19       $1.86        420,419
                2010...     $1.94       $2.19        438,204
                2009...     $1.44       $1.94        471,282
                2008...     $2.53       $1.44        475,314
                2007...     $2.34       $2.53        579,016
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $3.02       $3.37          2,645
                2015...     $3.37       $3.02          2,613
                2014...     $3.48       $3.37          3,054
                2013...     $2.25       $3.48          3,054
                2012...     $2.04       $2.25          3,594
                2011...     $2.22       $2.04          5,732
                2010...     $1.60       $2.22          7,723
                2009...     $1.15       $1.60         14,550
                2008...     $2.25       $1.15         15,045
                2007...     $2.14       $2.25         10,800
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.33       $2.44         26,541
                2015...     $2.51       $2.33         39,646
                2014...     $2.36       $2.51         44,454
                2013...     $1.84       $2.36         22,296
                2012...     $1.65       $1.84         25,875
                2011...     $1.68       $1.65         14,631
                2010...     $1.30       $1.68         11,159
                2009...     $0.90       $1.30         10,089
                2008...     $1.43       $0.90          3,008
                2007...     $1.29       $1.43          3,029
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.89       $1.08         33,035
                2015...     $1.16       $0.89         34,180
                2014...     $1.35       $1.16         29,585
                2013...     $1.27       $1.35         31,099
                2012...     $1.27       $1.27         35,607
                2011...     $1.64       $1.27         15,460
                2010...     $1.42       $1.64         33,952
                2009...     $0.83       $1.42         54,890
                2008...     $2.18       $0.83         42,523
                2007...     $1.54       $2.18         43,208
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05             --
                2015...     $1.07       $1.05             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06             --
                2015...     $1.08       $1.05             --
                2014...     $1.05       $1.08             --
                2013...     $1.00       $1.05             --

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.05       $1.03             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.41       $3.41          6,420
                2015...     $3.56       $3.41          6,237
                2014...     $3.51       $3.56          6,560
                2013...     $2.28       $3.51          7,344
                2012...     $1.81       $2.28          3,817
                2011...     $1.95       $1.81          6,675
                2010...     $1.75       $1.95         12,063
                2009...     $1.24       $1.75         30,717
                2008...     $1.90       $1.24         62,306
                2007...     $1.55       $1.90         46,671
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.67       $3.39         32,529
                2015...     $2.87       $2.67         36,766
                2014...     $2.72       $2.87         57,335
                2013...     $2.07       $2.72         70,201
                2012...     $1.77       $2.07         89,697
                2011...     $2.06       $1.77        119,894
                2010...     $1.65       $2.06        135,578
                2009...     $1.30       $1.65        163,683
                2008...     $1.78       $1.30        184,561
                2007...     $1.89       $1.78        204,606
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.08       $2.28         25,240
                2015...     $2.20       $2.08         44,222
                2014...     $2.01       $2.20         51,933
                2013...     $1.51       $2.01         18,952
                2012...     $1.29       $1.51         21,697
                2011...     $1.41       $1.29         24,827
                2010...     $1.20       $1.41         18,032
                2009...     $0.96       $1.20          7,799
                2008...     $1.48       $0.96         11,046
                2007...     $1.47       $1.48         12,909
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.25       $2.31         15,613
                2015...     $2.27       $2.25         15,154
                2014...     $2.13       $2.27         15,428
                2013...     $1.80       $2.13         16,248
                2012...     $1.61       $1.80         18,647
                2011...     $1.62       $1.61          9,220
                2010...     $1.52       $1.62          9,788
                2009...     $1.23       $1.52         11,919
                2008...     $1.48       $1.23          4,193
                2007...     $1.36       $1.48          4,013
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.99         33,923
                2015...     $1.00       $0.98         35,829
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.99       $3.01         54,487
                2015...     $2.71       $2.99         19,992
                2014...     $2.54       $2.71         22,629
                2013...     $1.97       $2.54         12,454
                2012...     $1.61       $1.97         13,861
                2011...     $1.76       $1.61         24,067
                2010...     $1.67       $1.76         38,234
                2009...     $1.16       $1.67         52,598
                2008...     $2.12       $1.16         28,002
                2007...     $1.57       $2.12         27,445




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.42       $2.22         68,381
                2015...     $2.69       $2.42         64,814
                2014...     $3.11       $2.69         79,866
                2013...     $2.76       $3.11        109,263
                2012...     $2.47       $2.76        144,057
                2011...     $3.71       $2.47        153,939
                2010...     $3.01       $3.71        168,885
                2009...     $1.70       $3.01        199,516
                2008...     $3.62       $1.70        188,690
                2007...     $2.87       $3.62        180,414
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.32       $1.54         42,722
                2015...     $1.39       $1.32         63,472
                2014...     $1.30       $1.39         66,398
                2013...     $1.05       $1.30         42,857
                2012...     $0.96       $1.05         59,199
                2011...     $1.00       $0.96         48,775
                2010...     $0.88       $1.00         46,301
                2009...     $0.67       $0.88         38,665
                2008...     $0.95       $0.67         20,715
                2007...     $1.00       $0.95          5,710
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.14       $2.20             69
                2015...     $2.07       $2.14             67
                2014...     $1.94       $2.07             67
                2013...     $1.43       $1.94             67
                2012...     $1.25       $1.43             68
                2011...     $1.35       $1.25             68
                2010...     $1.06       $1.35             68
                2009...     $0.76       $1.06             --
                2008...     $1.60       $0.76             --
                2007...     $1.48       $1.60             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.97       $0.99             --
                2015...     $1.00       $0.97             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.62       $0.65         39,005
                2015...     $0.71       $0.62         67,567
                2014...     $0.75       $0.71         83,799
                2013...     $0.77       $0.75         46,836
                2012...     $0.65       $0.77         68,252
                2011...     $0.81       $0.65         39,638
                2010...     $0.69       $0.81         35,272
                2009...     $0.41       $0.69         47,712
                2008...     $0.97       $0.41         12,103
                2007...     $1.00       $0.97          5,330
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.01       $1.11          3,866
                2015...     $1.05       $1.01          3,972
                2014...     $1.02       $1.05          3,948
                2013...     $0.88       $1.02          3,838
                2012...     $0.78       $0.88          3,509
                2011...     $0.84       $0.78          5,198
                2010...     $0.73       $0.84          1,898
                2009...     $0.59       $0.73             --
                2008...     $0.94       $0.59             --
                2007...     $1.00       $0.94             --

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.10       $1.18             --
                2015...     $1.14       $1.10             --
                2014...     $1.11       $1.14             --
                2013...     $1.01       $1.11         11,732
                2012...     $0.92       $1.01         11,795
                2011...     $0.94       $0.92         39,556
                2010...     $0.85       $0.94         37,785
                2009...     $0.73       $0.85         28,237
                2008...     $0.97       $0.73             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.10       $1.13        107,069
                2015...     $1.13       $1.10        107,797
                2014...     $1.12       $1.13        143,862
                2013...     $1.10       $1.12        146,489
                2012...     $1.06       $1.10        133,438
                2011...     $1.05       $1.06        106,048
                2010...     $0.99       $1.05        106,402
                2009...     $0.94       $0.99        229,366
                2008...     $1.01       $0.94          8,850
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.06       $1.15            286
                2015...     $1.10       $1.06            210
                2014...     $1.07       $1.10            141
                2013...     $0.93       $1.07             70
                2012...     $0.84       $0.93             --
                2011...     $0.88       $0.84             --
                2010...     $0.78       $0.88             --
                2009...     $0.64       $0.78             --
                2008...     $0.95       $0.64             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.10       $1.15             --
                2015...     $1.13       $1.10             --
                2014...     $1.11       $1.13             --
                2013...     $1.05       $1.11         86,731
                2012...     $0.99       $1.05        111,426
                2011...     $0.99       $0.99        102,999
                2010...     $0.92       $0.99         96,934
                2009...     $0.83       $0.92             --
                2008...     $0.99       $0.83             --
                2007...     $1.00       $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.35       $1.46          3,802
                2015...     $1.38       $1.35          3,798
                2014...     $1.27       $1.38          3,950
                2013...     $0.94       $1.27          4,082
                2012...     $0.86       $0.94             --
                2011...     $0.90       $0.86             --
                2010...     $0.74       $0.90             --
                2009...     $0.58       $0.74             --
                2008...     $0.96       $0.58             --
                2007...     $1.00       $0.96             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.84       $2.72         38,408
                2015...     $2.80       $2.84         50,464
                2014...     $3.06       $2.80         51,583
                2013...     $2.47       $3.06         31,667
                2012...     $2.06       $2.47         35,344
                2011...     $2.26       $2.06         27,111
                2010...     $2.00       $2.26         33,505
                2009...     $1.46       $2.00         62,067
                2008...     $2.60       $1.46         51,056
                2007...     $2.33       $2.60         50,850
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.43       $1.66          1,574
                2015...     $1.54       $1.43          1,667
                2014...     $1.40       $1.54          1,617
                2013...     $1.01       $1.40             --
                2012...     $0.87       $1.01             --
                2011...     $0.91       $0.87             --
                2010...     $0.75       $0.91             --
                2009...     $0.55       $0.75             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.07             --
                2015...     $1.09       $1.01             --
                2014...     $1.04       $1.09             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.02       $1.02         65,602
                2015...     $1.03       $1.02         93,074
                2014...     $1.04       $1.03         96,248
                2013...     $1.05       $1.04         74,388
                2012...     $1.01       $1.05        160,153
                2011...     $1.02       $1.01        137,628
                2010...     $1.00       $1.02         15,638
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.11       $1.13        167,258
                2015...     $1.13       $1.11        221,048
                2014...     $1.10       $1.13        265,305
                2013...     $1.14       $1.10        348,533
                2012...     $1.05       $1.14        383,336
                2011...     $1.03       $1.05        106,084
                2010...     $1.00       $1.03         29,605
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.98       $2.21          3,686
                2015...     $2.07       $1.98          3,571
                2014...     $1.86       $2.07          3,583
                2013...     $1.43       $1.86          3,594
                2012...     $1.21       $1.43          3,606
                2011...     $1.21       $1.21             --
                2010...     $1.09       $1.21             --
                2009...     $0.86       $1.09             --
                2008...     $1.57       $0.86             --
                2007...     $1.68       $1.57             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.84       $2.08          4,689
                2015...     $2.01       $1.84          4,678
                2014...     $1.85       $2.01          5,064
                2013...     $1.38       $1.85          5,635
                2012...     $1.18       $1.38          3,719
                2011...     $1.25       $1.18          4,490
                2010...     $1.11       $1.25          4,931
                2009...     $0.87       $1.11          2,155
                2008...     $1.43       $0.87          3,000
                2007...     $1.55       $1.43          3,267

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.10       $2.13           3,926
                2015...     $2.27       $2.10           3,700
                2014...     $2.10       $2.27           3,578
                2013...     $1.48       $2.10           3,525
                2012...     $1.32       $1.48           2,300
                2011...     $1.63       $1.32           5,232
                2010...     $1.37       $1.63           3,108
                2009...     $0.85       $1.37             267
                2008...     $1.36       $0.85           9,943
                2007...     $1.31       $1.36           9,969
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.75       $1.68          39,820
                2015...     $1.77       $1.75          40,952
                2014...     $1.93       $1.77          40,919
                2013...     $1.53       $1.93          50,049
                2012...     $1.27       $1.53          57,999
                2011...     $1.55       $1.27          80,453
                2010...     $1.43       $1.55          89,992
                2009...     $1.17       $1.43          95,676
                2008...     $2.11       $1.17         105,130
                2007...     $1.98       $2.11         166,582
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.41       $2.56              --
                2015...     $2.46       $2.41              --
                2014...     $2.20       $2.46              --
                2013...     $1.63       $2.20              --
                2012...     $1.42       $1.63              --
                2011...     $1.52       $1.42              --
                2010...     $1.29       $1.52              --
                2009...     $0.99       $1.29              --
                2008...     $1.64       $0.99              --
                2007...     $1.00       $1.64              --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.36       $1.39         497,221
                2015...     $1.37       $1.36         531,198
                2014...     $1.31       $1.37         650,669
                2013...     $1.34       $1.31         933,767
                2012...     $1.26       $1.34       1,051,316
                2011...     $1.19       $1.26       1,190,952
                2010...     $1.10       $1.19       1,278,935
                2009...     $0.97       $1.10       1,384,536
                2008...     $1.13       $0.97       1,335,062
                2007...     $1.12       $1.13       1,701,616
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.08       $1.16          11,820
                2015...     $1.13       $1.08           6,653
                2014...     $1.06       $1.13           7,089
                2013...     $1.00       $1.06           7,878
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.96       $0.95         106,002
                2015...     $0.98       $0.96         116,976
                2014...     $0.99       $0.98         192,425
                2013...     $1.00       $0.99         298,541
                2012...     $1.02       $1.00         202,446
                2011...     $1.03       $1.02         313,625
                2010...     $1.05       $1.03         501,739
                2009...     $1.06       $1.05         600,213
                2008...     $1.06       $1.06         916,844
                2007...     $1.02       $1.06         368,468




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.93       $3.46        116,390
                2015...     $3.05       $2.93        130,026
                2014...     $2.83       $3.05        155,495
                2013...     $2.16       $2.83        187,655
                2012...     $1.87       $2.16        246,811
                2011...     $1.94       $1.87        284,394
                2010...     $1.57       $1.94        299,711
                2009...     $1.17       $1.57        322,944
                2008...     $1.86       $1.17        310,860
                2007...     $1.76       $1.86        358,537
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.24       $2.46         74,201
                2015...     $2.26       $2.24         99,109
                2014...     $2.02       $2.26        101,659
                2013...     $1.56       $2.02        108,764
                2012...     $1.37       $1.56        114,930
                2011...     $1.37       $1.37         54,447
                2010...     $1.21       $1.37         72,868
                2009...     $0.98       $1.21        102,331
                2008...     $1.58       $0.98         94,152
                2007...     $1.53       $1.58        142,292
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.44       $1.46         89,045
                2015...     $1.52       $1.44        105,552
                2014...     $1.52       $1.52        110,247
                2013...     $1.54       $1.52        123,131
                2012...     $1.35       $1.54        157,096
                2011...     $1.37       $1.35        149,941
                2010...     $1.22       $1.37        220,247
                2009...     $1.05       $1.22        209,355
                2008...     $1.03       $1.05        138,685
                2007...     $0.95       $1.03        132,842
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.03             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.20       $1.20         68,371
                2015...     $1.18       $1.20         85,653
                2014...     $1.13       $1.18         93,190
                2013...     $1.17       $1.13         69,227
                2012...     $1.15       $1.17         82,599
                2011...     $1.09       $1.15        135,816
                2010...     $1.04       $1.09        149,492
                2009...     $0.97       $1.04        217,580
                2008...     $1.14       $0.97        236,962
                2007...     $1.12       $1.14        331,277
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.48       $3.58         97,885
                2015...     $3.36       $3.48        109,527
                2014...     $2.61       $3.36        128,855
                2013...     $2.62       $2.61        143,217
                2012...     $2.26       $2.62        170,851
                2011...     $2.17       $2.26        186,393
                2010...     $1.71       $2.17        204,674
                2009...     $1.39       $1.71        255,628
                2008...     $2.22       $1.39        226,542
                2007...     $2.67       $2.22        250,232
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.32       $2.31        413,699
                2015...     $2.21       $2.32        393,573
                2014...     $1.98       $2.21        502,585

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.94       $2.32         51,707
                2015...     $2.04       $1.94         56,654
                2014...     $1.91       $2.04         65,739
               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.82       $2.92         69,665
                2015...     $2.84       $2.82         69,928
                2014...     $2.57       $2.84         71,330
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.44       $2.66        240,435
                2015...     $2.53       $2.44        209,350
                2014...     $2.36       $2.53        228,547
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.15       $2.49         42,533
                2015...     $2.71       $2.15         47,241
                2014...     $3.00       $2.71         44,582
                2013...     $3.07       $3.00         55,735
                2012...     $2.76       $3.07         65,538
                2011...     $3.32       $2.76         60,011
                2010...     $2.87       $3.32         62,535
                2009...     $1.69       $2.87         82,172
                2008...     $3.62       $1.69         93,557
                2007...     $2.85       $3.62        102,683
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.04       $1.08         31,271
                2015...     $1.10       $1.04         30,986
                2014...     $1.08       $1.10         31,064
                2013...     $1.02       $1.08             --
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.01             --
                2015...     $1.04       $0.97             --
                2014...     $1.03       $1.04             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.04       $1.08             --
                2015...     $1.16       $1.04             --
                2014...     $1.16       $1.16             --
                2013...     $1.01       $1.16             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.11             --
                2015...     $1.14       $1.05             --
                2014...     $1.13       $1.14             --
                2013...     $1.02       $1.13             --
                2012...     $1.00       $1.02             --



1.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.06          --
                2015...     $1.07       $1.04          --
                2014...     $1.05       $1.07          --
                2013...     $1.00       $1.05          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.58       $0.57             --
                2015...     $0.57       $0.58             --
                2014...     $0.62       $0.57             --
                2013...     $0.51       $0.62             --
                2012...     $0.46       $0.51             --
                2011...     $0.58       $0.46         16,658
                2010...     $0.56       $0.58         15,107
                2009...     $0.42       $0.56         15,426
                2008...     $0.92       $0.42         11,338
                2007...     $1.00       $0.92         11,159
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.08       $2.32             --
                2015...     $2.25       $2.08             --
                2014...     $2.03       $2.25         75,093
                2013...     $1.52       $2.03         59,574
                2012...     $1.35       $1.52         45,797
                2011...     $1.33       $1.35         42,112
                2010...     $1.19       $1.33          8,478
                2009...     $1.02       $1.19          7,487
                2008...     $1.59       $1.02          7,939
                2007...     $1.62       $1.59         14,398
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.17       $1.20          9,036
                2015...     $1.22       $1.17         24,559
                2014...     $1.20       $1.22         24,366
                2013...     $1.33       $1.20         28,439
                2012...     $1.26       $1.33         30,267
                2011...     $1.14       $1.26         14,986
                2010...     $1.10       $1.14         76,396
                2009...     $1.01       $1.10         14,777
                2008...     $1.05       $1.01         11,794
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.94       $0.95        503,664
                2015...     $0.99       $0.94          2,464
                2014...     $1.00       $0.99          2,908
                2013...     $1.04       $1.00          3,368
                2012...     $0.99       $1.04          3,521
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.35       $1.34             --
                2015...     $1.28       $1.35             --
                2014...     $1.27       $1.28             --
                2013...     $1.00       $1.27             --
                2012...     $0.83       $1.00             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.12       $1.12        122,438
                2015...     $1.13       $1.12         97,006
                2014...     $1.12       $1.13             --
                2013...     $0.89       $1.12             --
                2012...     $0.76       $0.89             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.45       $1.57            952
                2015...     $1.38       $1.45          1,247
                2014...     $1.29       $1.38          1,705
                2013...     $1.01       $1.29          2,136
                2012...     $0.87       $1.01          2,974
                2011...     $1.00       $0.87             --

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.50       $1.65             --
                2015...     $1.50       $1.50             --
                2014...     $1.38       $1.50             --
                2013...     $1.05       $1.38             --
                2012...     $0.91       $1.05             --
                2011...     $1.00       $0.91             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.98       $1.00          3,325
                2015...     $1.04       $0.98          4,142
                2014...     $1.08       $1.04          4,887
                2013...     $0.91       $1.08          5,687
                2012...     $0.78       $0.91          7,492
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.90       $0.93        128,414
                2015...     $0.94       $0.90        103,932
                2014...     $1.04       $0.94             --
                2013...     $0.94       $1.04             --
                2012...     $0.81       $0.94             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.05       $1.04             --
                2015...     $1.04       $1.05             --
                2014...     $1.01       $1.04         38,599
                2013...     $1.06       $1.01             --
                2012...     $1.05       $1.06             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $2.00       $2.32         88,019
                2015...     $2.12       $2.00         98,290
                2014...     $1.99       $2.12        142,481
                2013...     $1.58       $1.99        164,505
                2012...     $1.37       $1.58        190,374
                2011...     $1.38       $1.37        241,770
                2010...     $1.22       $1.38        355,758
                2009...     $0.95       $1.22        471,331
                2008...     $1.69       $0.95        650,047
                2007...     $1.69       $1.69        728,291
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.48       $3.84          1,561
                2015...     $3.60       $3.48          3,295
                2014...     $3.44       $3.60          8,798
                2013...     $2.57       $3.44          9,141
                2012...     $2.28       $2.57          9,835
                2011...     $2.60       $2.28         12,370
                2010...     $2.05       $2.60         11,817
                2009...     $1.49       $2.05         12,847
                2008...     $2.50       $1.49         30,681
                2007...     $2.20       $2.50         47,480
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.99       $2.27          4,622
                2015...     $2.12       $1.99          5,146
                2014...     $2.01       $2.12          7,507
                2013...     $1.59       $2.01          7,951
                2012...     $1.41       $1.59         10,151
                2011...     $1.45       $1.41         11,535
                2010...     $1.32       $1.45         14,266
                2009...     $1.07       $1.32         14,465
                2008...     $1.72       $1.07         27,689
                2007...     $1.69       $1.72         29,253




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.29       $1.66         2,582
                2015...     $1.42       $1.29         2,658
                2014...     $1.43       $1.42         2,567
                2013...     $1.07       $1.43         2,906
                2012...     $0.91       $1.07         2,252
                2011...     $0.97       $0.91         2,448
                2010...     $0.76       $0.97        22,048
                2009...     $0.60       $0.76         3,228
                2008...     $0.91       $0.60            --
                2007...     $1.00       $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.49       $2.56            --
                2015...     $2.60       $2.49            --
                2014...     $2.46       $2.60            --
                2013...     $1.81       $2.46         3,806
                2012...     $1.65       $1.81         4,306
                2011...     $1.76       $1.65         4,410
                2010...     $1.40       $1.76         4,517
                2009...     $0.99       $1.40         4,945
                2008...     $1.75       $0.99        18,330
                2007...     $1.60       $1.75        30,479
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.99       $1.01            --
                2015...     $1.06       $0.99            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.03       $1.03            --
                2015...     $1.05       $1.03            --
                2014...     $1.07       $1.05            --
                2013...     $1.08       $1.07            --
                2012...     $1.07       $1.08         4,796
                2011...     $1.02       $1.07         4,841
                2010...     $1.00       $1.02            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.31       $1.49            --
                2015...     $1.47       $1.31        20,311
                2014...     $1.36       $1.47        20,372
                2013...     $1.03       $1.36        20,434
                2012...     $0.90       $1.03        20,495
                2011...     $0.90       $0.90        15,964
                2010...     $0.75       $0.90         8,689
                2009...     $0.55       $0.75            --
                2008...     $0.95       $0.55            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.23       $2.57         6,571
                2015...     $2.41       $2.23         6,800
                2014...     $2.25       $2.41         7,088
                2013...     $1.68       $2.25         7,473
                2012...     $1.44       $1.68        11,766
                2011...     $1.49       $1.44        22,171
                2010...     $1.31       $1.49        25,601
                2009...     $1.03       $1.31        29,045
                2008...     $1.63       $1.03        33,502
                2007...     $1.70       $1.63        34,074

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.53       $1.74            --
                2015...     $1.60       $1.53         8,503
                2014...     $1.49       $1.60         8,529
                2013...     $1.21       $1.49         8,555
                2012...     $1.10       $1.21         8,580
                2011...     $1.13       $1.10         6,424
                2010...     $1.07       $1.13            --
                2009...     $0.81       $1.07         2,359
                2008...     $1.34       $0.81            --
                2007...     $0.00       $1.34            --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.31       $2.72            --
                2015...     $2.43       $2.31            --
                2014...     $2.24       $2.43            --
                2013...     $1.70       $2.24            --
                2012...     $1.51       $1.70            --
                2011...     $1.57       $1.51         4,257
                2010...     $1.42       $1.57        10,323
                2009...     $1.16       $1.42        10,170
                2008...     $1.74       $1.16        10,177
                2007...     $1.72       $1.74        58,716
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.29       $1.42         3,689
                2015...     $1.39       $1.29         3,545
                2014...     $1.38       $1.39        84,397
                2013...     $1.02       $1.38        67,083
                2012...     $0.91       $1.02        50,717
                2011...     $0.94       $0.91        38,859
                2010...     $0.74       $0.94         4,880
                2009...     $0.62       $0.74         4,362
                2008...     $0.92       $0.62         4,807
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.61       $2.50         8,417
                2015...     $2.89       $2.61        12,542
                2014...     $3.09       $2.89        14,510
                2013...     $2.51       $3.09        14,692
                2012...     $2.14       $2.51        14,966
                2011...     $2.34       $2.14        24,387
                2010...     $2.18       $2.34        22,066
                2009...     $1.77       $2.18        28,236
                2008...     $2.43       $1.77        47,849
                2007...     $1.71       $2.43        77,491
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.06       $2.07         9,657
                2015...     $2.10       $2.06        17,337
                2014...     $1.98       $2.10        17,389
                2013...     $1.62       $1.98        18,223
                2012...     $1.48       $1.62        13,553
                2011...     $1.45       $1.48        13,887
                2010...     $1.26       $1.45         8,411
                2009...     $1.13       $1.26         8,440
                2008...     $1.45       $1.13         9,306
                2007...     $1.29       $1.45        10,542
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.48       $2.53            --
                2015...     $2.53       $2.48            --
                2014...     $2.34       $2.53            --
                2013...     $1.78       $2.34            --
                2012...     $1.53       $1.78            --
                2011...     $1.52       $1.53            --
                2010...     $1.28       $1.52            --
                2009...     $1.05       $1.28            --
                2008...     $1.63       $1.05            --
                2007...     $1.00       $1.63            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.10       $2.01             --
                2015...     $2.07       $2.10             --
                2014...     $2.08       $2.07        113,369
                2013...     $1.77       $2.08         87,020
                2012...     $1.52       $1.77         68,686
                2011...     $1.67       $1.52         52,706
                2010...     $1.47       $1.67          2,658
                2009...     $1.18       $1.47          8,970
                2008...     $2.07       $1.18          9,666
                2007...     $1.73       $2.07         31,496
               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.09         48,399
                2015...     $1.04       $0.95         53,599
                2014...     $1.03       $1.04         60,802
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.55       $2.54         67,993
                2015...     $2.61       $2.55         67,937
                2014...     $2.61       $2.61        123,556
                2013...     $2.12       $2.61        134,854
                2012...     $1.90       $2.12        140,149
                2011...     $2.24       $1.90        156,614
                2010...     $1.99       $2.24        219,020
                2009...     $1.48       $1.99        260,873
                2008...     $2.60       $1.48        350,204
                2007...     $2.40       $2.60        390,383
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.96       $3.30             --
                2015...     $3.31       $2.96             --
                2014...     $3.42       $3.31             --
                2013...     $2.20       $3.42             --
                2012...     $2.00       $2.20             --
                2011...     $2.18       $2.00             --
                2010...     $1.57       $2.18             --
                2009...     $1.13       $1.57             --
                2008...     $2.21       $1.13            166
                2007...     $2.11       $2.21            910
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.32       $2.42             --
                2015...     $2.50       $2.32             --
                2014...     $2.35       $2.50             --
                2013...     $1.84       $2.35             --
                2012...     $1.64       $1.84          3,093
                2011...     $1.68       $1.64             --
                2010...     $1.29       $1.68             --
                2009...     $0.89       $1.29          1,236
                2008...     $1.42       $0.89             --
                2007...     $1.00       $1.42             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.88       $1.08          2,446
                2015...     $1.15       $0.88          3,278
                2014...     $1.35       $1.15          5,697
                2013...     $1.27       $1.35          5,946
                2012...     $1.26       $1.27         25,554
                2011...     $1.63       $1.26         20,398
                2010...     $1.42       $1.63         14,366
                2009...     $0.83       $1.42         16,026
                2008...     $2.18       $0.83         21,478
                2007...     $1.54       $2.18         40,852
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05             --
                2015...     $1.07       $1.05             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --

1.50% Variable Account Charge Continued





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06             --
                2015...     $1.08       $1.05             --
                2014...     $1.05       $1.08             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.05       $1.03             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.39       $3.39          1,704
                2015...     $3.54       $3.39          6,352
                2014...     $3.49       $3.54         21,100
                2013...     $2.27       $3.49         17,214
                2012...     $1.80       $2.27          6,829
                2011...     $1.94       $1.80          8,086
                2010...     $1.75       $1.94          8,273
                2009...     $1.23       $1.75          3,526
                2008...     $1.89       $1.23         10,042
                2007...     $1.54       $1.89         12,715
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.77       $3.52         23,122
                2015...     $2.98       $2.77         26,208
                2014...     $2.83       $2.98         34,386
                2013...     $2.15       $2.83         39,401
                2012...     $1.84       $2.15         45,896
                2011...     $2.14       $1.84         63,895
                2010...     $1.72       $2.14         82,757
                2009...     $1.35       $1.72        125,919
                2008...     $1.86       $1.35        157,205
                2007...     $1.97       $1.86        192,698
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.07       $2.27             --
                2015...     $2.19       $2.07             --
                2014...     $2.00       $2.19             --
                2013...     $1.50       $2.00          4,615
                2012...     $1.28       $1.50          5,156
                2011...     $1.40       $1.28          5,566
                2010...     $1.20       $1.40         10,980
                2009...     $0.96       $1.20          9,914
                2008...     $1.48       $0.96          4,712
                2007...     $1.00       $1.48          3,064
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.21       $2.27             --
                2015...     $2.23       $2.21             --
                2014...     $2.09       $2.23             --
                2013...     $1.77       $2.09             --
                2012...     $1.59       $1.77             --
                2011...     $1.59       $1.59             --
                2010...     $1.49       $1.59             --
                2009...     $1.21       $1.49             --
                2008...     $1.46       $1.21             --
                2007...     $1.34       $1.46         18,524
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98        370,940
                2015...     $1.00       $0.98        140,195




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $3.06       $3.07            486
                2015...     $2.77       $3.06          5,879
                2014...     $2.59       $2.77          6,155
                2013...     $2.01       $2.59         10,054
                2012...     $1.65       $2.01         10,623
                2011...     $1.80       $1.65          8,488
                2010...     $1.71       $1.80         12,685
                2009...     $1.19       $1.71         47,618
                2008...     $2.17       $1.19         40,042
                2007...     $1.61       $2.17         54,528
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.50       $2.29         32,968
                2015...     $2.78       $2.50         29,977
                2014...     $3.21       $2.78         41,314
                2013...     $2.85       $3.21         43,644
                2012...     $2.56       $2.85         43,916
                2011...     $3.84       $2.56         49,076
                2010...     $3.12       $3.84         63,609
                2009...     $1.77       $3.12         90,183
                2008...     $3.75       $1.77        126,255
                2007...     $2.98       $3.75        128,791
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.31       $1.53          2,603
                2015...     $1.38       $1.31          2,763
                2014...     $1.29       $1.38          2,800
                2013...     $1.04       $1.29          2,933
                2012...     $0.96       $1.04          4,245
                2011...     $1.00       $0.96          3,260
                2010...     $0.88       $1.00          3,259
                2009...     $0.67       $0.88          2,807
                2008...     $0.95       $0.67             --
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.10       $2.17             --
                2015...     $2.04       $2.10          7,294
                2014...     $1.91       $2.04          7,316
                2013...     $1.41       $1.91          7,338
                2012...     $1.23       $1.41          7,360
                2011...     $1.33       $1.23          5,384
                2010...     $1.05       $1.33         12,053
                2009...     $0.75       $1.05             --
                2008...     $1.58       $0.75         16,465
                2007...     $1.46       $1.58         19,976
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $0.96       $2.17             --
                2015...     $1.00       $0.96        272,548
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.62       $0.65          3,738
                2015...     $0.71       $0.62          3,385
                2014...     $0.75       $0.71          3,237
                2013...     $0.77       $0.75          2,905
                2012...     $0.65       $0.77          3,056
                2011...     $0.81       $0.65          2,804
                2010...     $0.69       $0.81          2,988
                2009...     $0.41       $0.69          2,536
                2008...     $0.97       $0.41         12,658
                2007...     $1.00       $0.97         12,639

1.50% Variable Account Charge Continued





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.01       $1.10            --
                2015...     $1.05       $1.01            --
                2014...     $1.02       $1.05            --
                2013...     $0.88       $1.02            --
                2012...     $0.78       $0.88            --
                2011...     $0.83       $0.78            --
                2010...     $0.73       $0.83            --
                2009...     $0.59       $0.73            --
                2008...     $0.94       $0.59            --
                2007...     $1.00       $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.10       $1.17            --
                2015...     $1.14       $1.10            --
                2014...     $1.11       $1.14            --
                2013...     $1.00       $1.11            --
                2012...     $0.92       $1.00            --
                2011...     $0.94       $0.92        15,885
                2010...     $0.85       $0.94            --
                2009...     $0.73       $0.85            --
                2008...     $0.97       $0.73            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.10       $1.13            --
                2015...     $1.13       $1.10            --
                2014...     $1.11       $1.13            --
                2013...     $1.10       $1.11            --
                2012...     $1.06       $1.10         6,274
                2011...     $1.05       $1.06         6,293
                2010...     $0.99       $1.05         4,078
                2009...     $0.94       $0.99         4,090
                2008...     $1.01       $0.94         2,283
                2007...     $1.00       $1.01         2,290
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.06       $1.14        60,040
                2015...     $1.10       $1.06        58,578
                2014...     $1.07       $1.10        58,755
                2013...     $0.93       $1.07        58,931
                2012...     $0.84       $0.93        59,108
                2011...     $0.88       $0.84        59,286
                2010...     $0.78       $0.88            --
                2009...     $0.64       $0.78            --
                2008...     $0.95       $0.64            --
                2007...     $1.00       $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.09       $1.14         2,596
                2015...     $1.13       $1.09         3,510
                2014...     $1.11       $1.13         4,415
                2013...     $1.05       $1.11         5,300
                2012...     $0.99       $1.05         6,209
                2011...     $0.99       $0.99         6,081
                2010...     $0.92       $0.99         9,554
                2009...     $0.92       $0.92            --
                2008...     $0.99       $0.83            --
                2007...     $1.00       $0.99            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.35       $1.45             --
                2015...     $1.37       $1.35             --
                2014...     $1.27       $1.37             --
                2013...     $0.94       $1.27             --
                2012...     $0.86       $0.94             --
                2011...     $0.90       $0.86             --
                2010...     $0.74       $0.90             --
                2009...     $0.58       $0.74             --
                2008...     $0.96       $0.58             --
                2007...     $1.00       $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.97       $2.85          2,237
                2015...     $2.92       $2.97          2,263
                2014...     $3.20       $2.92          8,397
                2013...     $2.58       $3.20          8,030
                2012...     $2.15       $2.58          8,272
                2011...     $2.37       $2.15          7,823
                2010...     $2.09       $2.37          7,931
                2009...     $1.53       $2.09          7,849
                2008...     $2.73       $1.53         20,505
                2007...     $2.45       $2.73         32,044
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.42       $1.65        116,575
                2015...     $1.54       $1.42         92,732
                2014...     $1.40       $1.54             --
                2013...     $1.01       $1.40             --
                2012...     $0.87       $1.01             --
                2011...     $0.90       $0.87             --
                2010...     $0.75       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.07             --
                2015...     $1.09       $1.01             --
                2014...     $1.04       $1.09             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.01       $1.01             --
                2015...     $1.03       $1.01         19,319
                2014...     $1.03       $1.03         24,552
                2013...     $1.05       $1.03         31,341
                2012...     $1.01       $1.05         40,761
                2011...     $1.02       $1.01         46,270
                2010...     $1.00       $1.02        130,733
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.11       $1.12          9,243
                2015...     $1.12       $1.11         30,394
                2014...     $1.09       $1.12        473,736
                2013...     $1.13       $1.09        364,838
                2012...     $1.05       $1.13        290,742
                2011...     $1.03       $1.05        213,131
                2010...     $1.00       $1.03        155,825

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $2.05       $2.30              --
                2015...     $2.15       $2.05              --
                2014...     $1.94       $2.15              --
                2013...     $1.48       $1.94              --
                2012...     $1.26       $1.48              --
                2011...     $1.26       $1.26              --
                2010...     $1.13       $1.26              --
                2009...     $0.89       $1.13              --
                2008...     $1.64       $0.89             855
                2007...     $1.75       $1.64             857
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.88       $2.13              --
                2015...     $2.06       $1.88              --
                2014...     $1.89       $2.06              --
                2013...     $1.42       $1.89              --
                2012...     $1.21       $1.42              --
                2011...     $1.28       $1.21              --
                2010...     $1.14       $1.28              --
                2009...     $0.89       $1.14              --
                2008...     $1.48       $0.89              --
                2007...     $1.59       $1.48           7,304
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.10       $2.12              --
                2015...     $2.27       $2.10              --
                2014...     $2.10       $2.27              --
                2013...     $1.48       $2.10              --
                2012...     $1.32       $1.48              --
                2011...     $1.63       $1.32              --
                2010...     $1.37       $1.63              --
                2009...     $0.85       $1.37              --
                2008...     $1.37       $0.85              --
                2007...     $1.31       $1.37           2,709
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.78       $1.71              --
                2015...     $1.80       $1.78           1,302
                2014...     $1.96       $1.80           1,306
                2013...     $1.55       $1.96           1,310
                2012...     $1.29       $1.55           2,368
                2011...     $1.58       $1.29          10,118
                2010...     $1.46       $1.58          19,378
                2009...     $1.19       $1.46          18,816
                2008...     $2.15       $1.19          35,980
                2007...     $2.02       $2.15          40,212
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.37       $2.52           2,074
                2015...     $2.41       $2.37           2,146
                2014...     $2.16       $2.41           2,350
                2013...     $1.61       $2.16           2,688
                2012...     $1.40       $1.61           3,338
                2011...     $1.49       $1.40           3,663
                2010...     $1.27       $1.49           3,793
                2009...     $0.97       $1.27           4,211
                2008...     $1.61       $0.97           4,741
                2007...     $0.00       $1.61          21,758
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.31       $1.34         442,809
                2015...     $1.32       $1.31         312,649
                2014...     $1.26       $1.32         286,292
                2013...     $1.29       $1.26         336,902
                2012...     $1.22       $1.29         335,790
                2011...     $1.15       $1.22         442,409
                2010...     $1.06       $1.15         652,365
                2009...     $0.93       $1.06         632,501
                2008...     $1.10       $0.93         801,936
                2007...     $1.09       $1.10       1,091,165




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.08       $1.16             --
                2015...     $1.13       $1.08             --
                2014...     $1.06       $1.13             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.96       $0.94         30,220
                2015...     $0.97       $0.96         29,882
                2014...     $0.99       $0.97         39,073
                2013...     $1.00       $0.99         47,249
                2012...     $1.02       $1.00         47,218
                2011...     $1.03       $1.02         60,848
                2010...     $1.05       $1.03        132,931
                2009...     $1.06       $1.05        436,305
                2008...     $1.06       $1.06        365,373
                2007...     $1.02       $1.06        346,860
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.94       $3.48         31,442
                2015...     $3.07       $2.94         43,161
                2014...     $2.85       $3.07         59,769
                2013...     $2.18       $2.85         70,193
                2012...     $1.89       $2.18         77,330
                2011...     $1.96       $1.89         98,912
                2010...     $1.58       $1.96        140,243
                2009...     $1.17       $1.58        198,303
                2008...     $1.88       $1.17        242,893
                2007...     $1.78       $1.88        291,391
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.25       $2.47        200,794
                2015...     $2.27       $2.25        110,163
                2014...     $2.03       $2.27         69,732
                2013...     $1.57       $2.03         58,862
                2012...     $1.38       $1.57         46,297
                2011...     $1.38       $1.38         35,475
                2010...     $1.22       $1.38         14,169
                2009...     $0.98       $1.22          2,429
                2008...     $1.59       $0.98          3,972
                2007...     $1.54       $1.59         20,451
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.43       $1.45         20,690
                2015...     $1.52       $1.43        397,963
                2014...     $1.51       $1.52         21,362
                2013...     $1.54       $1.51         24,613
                2012...     $1.34       $1.54         26,001
                2011...     $1.37       $1.34         49,929
                2010...     $1.22       $1.37        117,868
                2009...     $1.05       $1.22         44,674
                2008...     $1.03       $1.05        242,034
                2007...     $0.95       $1.03         71,456
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.03             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.17       $1.17         21,026
                2015...     $1.15       $1.17         20,492
                2014...     $1.10       $1.15         22,617
                2013...     $1.14       $1.10         25,542
                2012...     $1.12       $1.14         24,157
                2011...     $1.07       $1.12         70,864
                2010...     $1.01       $1.07         89,111
                2009...     $0.95       $1.01         59,022
                2008...     $1.11       $0.95         87,086
                2007...     $1.09       $1.11        114,592

1.50% Variable Account Charge Continued





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.20       $3.29         76,266
                2015...     $3.09       $3.20         64,762
                2014...     $2.41       $3.09         50,123
                2013...     $2.42       $2.41         53,000
                2012...     $2.08       $2.42         47,933
                2011...     $2.01       $2.08         54,169
                2010...     $1.58       $2.01         73,231
                2009...     $1.29       $1.58        113,906
                2008...     $2.05       $1.29        134,144
                2007...     $2.47       $2.05        166,075
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.31       $2.30        113,125
                2015...     $2.20       $2.31        233,545
                2014...     $1.97       $2.20        218,870
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.93       $2.30         13,988
                2015...     $2.03       $1.93         15,856
                2014...     $1.90       $2.03         20,942
               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.78       $2.88         13,817
                2015...     $2.80       $2.78         13,419
                2014...     $2.54       $2.80         22,413
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.49       $2.72         42,113
                2015...     $2.58       $2.49         44,532
                2014...     $2.40       $2.58         63,820
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.11       $2.44         26,315
                2015...     $2.67       $2.11         27,002
                2014...     $2.96       $2.67         33,320
                2013...     $3.03       $2.96         34,472
                2012...     $2.72       $3.03         31,449
                2011...     $3.28       $2.72         30,226
                2010...     $2.83       $3.28         43,970
                2009...     $1.66       $2.83         65,777
                2008...     $3.57       $1.66         94,937
                2007...     $2.82       $3.57        101,330
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.08             --
                2015...     $1.10       $1.03             --
                2014...     $1.08       $1.10        109,166
                2013...     $1.02       $1.08         20,131
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.01             --
                2015...     $1.04       $0.97             --
                2014...     $1.03       $1.04             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.04       $1.08             --
                2015...     $1.16       $1.04             --
                2014...     $1.16       $1.16             --
                2013...     $1.01       $1.16             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.10             --
                2015...     $1.14       $1.05             --
                2014...     $1.13       $1.14             --
                2013...     $1.02       $1.13             --
                2012...     $1.00       $1.02             --




1.55% Variable Account Charge





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.06         259,982
                2015...     $1.07       $1.04         259,399
                2014...     $1.05       $1.07          22,038
                2013...     $1.00       $1.05          15,116
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.58       $0.56          79,743
                2015...     $0.57       $0.58          85,069
                2014...     $0.62       $0.57          99,308
                2013...     $0.51       $0.62         154,515
                2012...     $0.46       $0.51         307,447
                2011...     $0.58       $0.46         340,692
                2010...     $0.56       $0.58         304,517
                2009...     $0.42       $0.56         328,053
                2008...     $0.92       $0.42         358,200
                2007...     $1.00       $0.92         150,696
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.02       $2.25         111,462
                2015...     $2.18       $2.02         193,188
                2014...     $1.98       $2.18         197,422
                2013...     $1.48       $1.98         202,394
                2012...     $1.31       $1.48         224,351
                2011...     $1.30       $1.31         246,650
                2010...     $1.16       $1.30         295,255
                2009...     $1.00       $1.16         322,000
                2008...     $1.55       $1.00         336,540
                2007...     $1.58       $1.55         328,626
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.17       $1.20       1,226,574
                2015...     $1.21       $1.17       1,697,670
                2014...     $1.19       $1.21       2,401,506
                2013...     $1.33       $1.19       2,788,666
                2012...     $1.25       $1.33       3,319,494
                2011...     $1.14       $1.25       3,010,290
                2010...     $1.10       $1.14       2,900,363
                2009...     $1.01       $1.10       1,803,168
                2008...     $1.05       $1.01       1,229,819
                2007...     $1.00       $1.05          39,597
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.94       $0.95         517,816
                2015...     $0.99       $0.94         340,042
                2014...     $0.99       $0.99         248,777
                2013...     $1.04       $0.99         270,603
                2012...     $0.99       $1.04         109,278
                2011...     $1.00       $0.99          15,576
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.35       $1.33         239,620
                2015...     $1.28       $1.35         158,269
                2014...     $1.27       $1.28         110,545
                2013...     $1.00       $1.27         108,012
                2012...     $0.83       $1.00          36,328
                2011...     $1.00       $0.83           9,983
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.11       $1.12         393,792
                2015...     $1.13       $1.11         288,814
                2014...     $1.12       $1.13         206,316
                2013...     $0.89       $1.12         196,739
                2012...     $0.76       $0.89          80,142
                2011...     $1.00       $0.76          34,956

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.45       $1.56         360,289
                2015...     $1.38       $1.45         239,545
                2014...     $1.29       $1.38         231,347
                2013...     $1.01       $1.29         265,229
                2012...     $0.87       $1.01         138,455
                2011...     $1.00       $0.87          75,018
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.50       $1.64         356,677
                2015...     $1.50       $1.50         159,659
                2014...     $1.38       $1.50         202,488
                2013...     $1.05       $1.38          42,958
                2012...     $0.91       $1.05          20,581
                2011...     $1.00       $0.91              --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.98       $0.99         432,251
                2015...     $1.04       $0.98         460,990
                2014...     $1.08       $1.04         432,736
                2013...     $0.90       $1.08         510,224
                2012...     $0.78       $0.90         204,224
                2011...     $1.00       $0.78          14,669
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.89       $0.93         485,419
                2015...     $0.94       $0.89         337,991
                2014...     $1.03       $0.94         286,892
                2013...     $0.94       $1.03         305,200
                2012...     $0.81       $0.94          96,440
                2011...     $1.00       $0.81          12,715
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.04       $1.04         206,615
                2015...     $1.04       $1.04         146,872
                2014...     $1.01       $1.04         131,851
                2013...     $1.06       $1.01         153,280
                2012...     $1.05       $1.06         133,677
                2011...     $1.00       $1.05         116,341
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99          26,750
                2015...     $1.00       $0.95          24,782
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.94       $2.25       2,207,215
                2015...     $2.06       $1.94       2,352,482
                2014...     $1.93       $2.06       2,643,468
                2013...     $1.53       $1.93       3,190,609
                2012...     $1.33       $1.53       3,686,382
                2011...     $1.34       $1.33       4,696,417
                2010...     $1.18       $1.34       6,100,710
                2009...     $0.93       $1.18       7,377,735
                2008...     $1.64       $0.93       8,446,663
                2007...     $1.65       $1.64       8,501,909
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.37       $3.72         704,605
                2015...     $3.48       $3.37         738,886
                2014...     $3.33       $3.48         858,462
                2013...     $2.49       $3.33         983,628
                2012...     $2.21       $2.49       1,128,142
                2011...     $2.52       $2.21       1,205,089
                2010...     $1.99       $2.52       1,402,465
                2009...     $1.45       $1.99       1,649,104
                2008...     $2.43       $1.45       1,939,987
                2007...     $2.14       $2.43       2,323,426




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $2.00       $2.28         314,628
                2015...     $2.13       $2.00         361,471
                2014...     $2.02       $2.13         474,449
                2013...     $1.60       $2.02         538,302
                2012...     $1.42       $1.60         768,879
                2011...     $1.46       $1.42         919,681
                2010...     $1.33       $1.46       1,106,170
                2009...     $1.07       $1.33       1,195,899
                2008...     $1.74       $1.07       1,514,302
                2007...     $1.70       $1.74       1,915,479
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.29       $1.65         477,205
                2015...     $1.41       $1.29         549,580
                2014...     $1.43       $1.41         627,156
                2013...     $1.06       $1.43         637,035
                2012...     $0.91       $1.06         786,205
                2011...     $0.96       $0.91         776,148
                2010...     $0.76       $0.96         856,128
                2009...     $0.60       $0.76         642,836
                2008...     $0.91       $0.60         462,047
                2007...     $1.00       $0.91         115,979
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.41       $2.48         130,165
                2015...     $2.52       $2.41         151,330
                2014...     $2.38       $2.52         155,046
                2013...     $1.75       $2.38         177,160
                2012...     $1.60       $1.75         245,899
                2011...     $1.71       $1.60         283,991
                2010...     $1.36       $1.71         447,427
                2009...     $0.96       $1.36         540,239
                2008...     $1.70       $0.96         619,687
                2007...     $1.55       $1.70         632,618
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.99       $1.01          55,581
                2015...     $1.06       $0.99          61,576
                2014...     $1.04       $1.06           6,920
                2013...     $1.00       $1.04          12,652
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.03       $1.02         648,458
                2015...     $1.05       $1.03         779,098
                2014...     $1.07       $1.05         997,740
                2013...     $1.08       $1.07       1,122,420
                2012...     $1.07       $1.08       1,097,638
                2011...     $1.02       $1.07         910,140
                2010...     $1.00       $1.02         648,989
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.31       $1.48         146,024
                2015...     $1.47       $1.31         117,265
                2014...     $1.36       $1.47         142,791
                2013...     $1.03       $1.36          69,441
                2012...     $0.89       $1.03          59,382
                2011...     $0.90       $0.89          27,554
                2010...     $0.75       $0.90          28,375
                2009...     $0.55       $0.75           7,764
                2008...     $0.95       $0.55           4,482
                2007...     $1.00       $0.95              --

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.17       $2.50         435,311
                2015...     $2.35       $2.17         504,082
                2014...     $2.18       $2.35         591,907
                2013...     $1.64       $2.18         625,501
                2012...     $1.40       $1.64         663,471
                2011...     $1.45       $1.40         641,878
                2010...     $1.27       $1.45         669,618
                2009...     $1.01       $1.27         463,341
                2008...     $1.59       $1.01         588,735
                2007...     $1.66       $1.59         831,553
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.52       $1.72          82,447
                2015...     $1.59       $1.52          61,755
                2014...     $1.48       $1.59          70,837
                2013...     $1.20       $1.48          58,688
                2012...     $1.09       $1.20          15,967
                2011...     $1.13       $1.09          21,094
                2010...     $1.06       $1.13          19,185
                2009...     $0.81       $1.06          22,314
                2008...     $1.33       $0.81          44,527
                2007...     $1.33       $1.33          72,710
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.24       $2.64         270,742
                2015...     $2.36       $2.24         271,824
                2014...     $2.18       $2.36         284,660
                2013...     $1.65       $2.18         271,158
                2012...     $1.47       $1.65         250,999
                2011...     $1.52       $1.47         258,300
                2010...     $1.38       $1.52         276,273
                2009...     $1.13       $1.38         288,904
                2008...     $1.69       $1.13         322,785
                2007...     $1.68       $1.69         427,777
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.28       $1.41         341,690
                2015...     $1.38       $1.28         432,882
                2014...     $1.38       $1.38         516,964
                2013...     $1.02       $1.38         659,714
                2012...     $0.91       $1.02         743,657
                2011...     $0.94       $0.91         748,276
                2010...     $0.74       $0.94         785,963
                2009...     $0.62       $0.74         522,003
                2008...     $0.92       $0.62         287,512
                2007...     $1.00       $0.92              --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.59       $2.49       1,370,705
                2015...     $2.87       $2.59       2,060,072
                2014...     $3.08       $2.87       2,696,170
                2013...     $2.50       $3.08       3,145,426
                2012...     $2.13       $2.50       3,742,788
                2011...     $2.33       $2.13       4,236,789
                2010...     $2.18       $2.33       5,358,906
                2009...     $1.77       $2.18       5,889,266
                2008...     $2.42       $1.77       5,512,314
                2007...     $1.71       $2.42       5,585,970
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.05       $2.06       1,951,259
                2015...     $2.09       $2.05       1,955,577
                2014...     $1.97       $2.09       1,691,047
                2013...     $1.62       $1.97       1,781,303
                2012...     $1.47       $1.62       1,804,536
                2011...     $1.44       $1.47       1,930,522
                2010...     $1.25       $1.44       2,093,550
                2009...     $1.12       $1.25       2,371,524
                2008...     $1.44       $1.12       2,807,504
                2007...     $1.29       $1.44       3,557,196




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.46       $2.52         313,579
                2015...     $2.52       $2.46         329,565
                2014...     $2.33       $2.52         478,393
                2013...     $1.77       $2.33         393,189
                2012...     $1.52       $1.77         231,456
                2011...     $1.52       $1.52         235,756
                2010...     $1.28       $1.52         258,071
                2009...     $1.04       $1.28         306,046
                2008...     $1.63       $1.04         351,251
                2007...     $1.45       $1.63         409,167
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.09       $2.00         341,899
                2015...     $2.05       $2.09         428,411
                2014...     $2.07       $2.05         587,580
                2013...     $1.76       $2.07         693,988
                2012...     $1.51       $1.76         669,515
                2011...     $1.66       $1.51         616,081
                2010...     $1.47       $1.66         563,602
                2009...     $1.18       $1.47         313,255
                2008...     $2.06       $1.18         431,841
                2007...     $1.73       $2.06         502,229
               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.09       2,492,164
                2015...     $1.03       $0.95       2,899,684
                2014...     $1.03       $1.03       3,187,446
                2013...     $1.00       $1.03         182,988
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.46       $2.45       1,848,687
                2015...     $2.52       $2.46       2,045,763
                2014...     $2.52       $2.52       2,313,631
                2013...     $2.05       $2.52       2,829,872
                2012...     $1.84       $2.05       3,484,950
                2011...     $2.17       $1.84       4,126,810
                2010...     $1.93       $2.17       4,711,172
                2009...     $1.43       $1.93       5,104,058
                2008...     $2.52       $1.43       5,752,054
                2007...     $2.33       $2.52       6,040,240
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.98       $3.33         142,343
                2015...     $3.33       $2.98         167,949
                2014...     $3.45       $3.33         166,587
                2013...     $2.23       $3.45         167,779
                2012...     $2.02       $2.23         163,430
                2011...     $2.21       $2.02         351,831
                2010...     $1.59       $2.21         420,111
                2009...     $1.14       $1.59         407,892
                2008...     $2.24       $1.14         471,579
                2007...     $2.13       $2.24         496,068
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.31       $2.41          99,173
                2015...     $2.49       $2.31         133,480
                2014...     $2.34       $2.49         200,745
                2013...     $1.83       $2.34         179,772
                2012...     $1.64       $1.83         171,949
                2011...     $1.67       $1.64          93,917
                2010...     $1.29       $1.67          32,655
                2009...     $0.89       $1.29          31,799
                2008...     $1.42       $0.89          37,116
                2007...     $1.28       $1.42          49,643

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.88       $1.07       1,307,552
                2015...     $1.15       $0.88       1,300,945
                2014...     $1.34       $1.15       1,170,184
                2013...     $1.26       $1.34       1,237,136
                2012...     $1.26       $1.26       1,380,079
                2011...     $1.63       $1.26       1,612,278
                2010...     $1.41       $1.63       1,761,552
                2009...     $0.83       $1.41       2,059,256
                2008...     $2.18       $0.83       2,119,975
                2007...     $1.54       $2.18       1,796,569
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05              --
                2015...     $1.07       $1.05              --
                2014...     $1.05       $1.07              --
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06           2,561
                2015...     $1.08       $1.05           2,541
                2014...     $1.05       $1.08           2,550
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03          13,046
                2015...     $1.05       $1.03          14,809
                2014...     $1.04       $1.05           4,244
                2013...     $1.00       $1.04           3,117
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.37       $3.37         275,989
                2015...     $3.52       $3.37         340,956
                2014...     $3.48       $3.52         393,928
                2013...     $2.26       $3.48         398,934
                2012...     $1.79       $2.26         430,316
                2011...     $1.93       $1.79         496,590
                2010...     $1.74       $1.93         575,967
                2009...     $1.23       $1.74         746,396
                2008...     $1.89       $1.23         725,455
                2007...     $1.54       $1.89         742,000
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.64       $3.35         603,053
                2015...     $2.84       $2.64         641,645
                2014...     $2.69       $2.84         713,091
                2013...     $2.05       $2.69         861,606
                2012...     $1.75       $2.05       1,010,416
                2011...     $2.04       $1.75       1,224,714
                2010...     $1.64       $2.04       1,500,413
                2009...     $1.29       $1.64       1,787,161
                2008...     $1.77       $1.29       2,086,327
                2007...     $1.88       $1.77       2,399,263
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.06       $2.25         289,399
                2015...     $2.17       $2.06         328,600
                2014...     $1.99       $2.17         334,466
                2013...     $1.49       $1.99         363,723
                2012...     $1.28       $1.49         261,436
                2011...     $1.40       $1.28         325,622
                2010...     $1.20       $1.40         416,706
                2009...     $0.96       $1.20         511,300
                2008...     $1.47       $0.96         573,487
                2007...     $1.47       $1.47         739,345




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.22       $2.28         522,267
                2015...     $2.25       $2.22         517,611
                2014...     $2.11       $2.25         508,746
                2013...     $1.79       $2.11         513,885
                2012...     $1.60       $1.79         682,135
                2011...     $1.60       $1.60         804,282
                2010...     $1.51       $1.60         845,516
                2009...     $1.22       $1.51         590,971
                2008...     $1.47       $1.22         612,548
                2007...     $1.36       $1.47         735,500
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98         238,590
                2015...     $1.00       $0.98         219,417
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.95       $2.97         485,616
                2015...     $2.68       $2.95         483,770
                2014...     $2.51       $2.68         570,197
                2013...     $1.95       $2.51         780,272
                2012...     $1.60       $1.95       1,059,951
                2011...     $1.74       $1.60       1,159,234
                2010...     $1.66       $1.74       1,359,824
                2009...     $1.16       $1.66       1,377,040
                2008...     $2.11       $1.16       1,273,492
                2007...     $1.57       $2.11       1,027,111
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.39       $2.19       1,028,927
                2015...     $2.66       $2.39       1,071,115
                2014...     $3.07       $2.66       1,090,704
                2013...     $2.73       $3.07       1,272,460
                2012...     $2.45       $2.73       1,634,993
                2011...     $3.68       $2.45       1,704,296
                2010...     $2.99       $3.68       1,899,135
                2009...     $1.69       $2.99       2,154,832
                2008...     $3.60       $1.69       2,436,871
                2007...     $2.86       $3.60       2,084,514
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.30       $1.53         397,097
                2015...     $1.38       $1.30         399,721
                2014...     $1.29       $1.38         432,414
                2013...     $1.04       $1.29         579,246
                2012...     $0.95       $1.04         723,083
                2011...     $1.00       $0.95         670,583
                2010...     $0.88       $1.00         660,452
                2009...     $0.67       $0.88         439,516
                2008...     $0.95       $0.67         271,281
                2007...     $1.00       $0.95              --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.11       $2.17          79,447
                2015...     $2.05       $2.11          89,712
                2014...     $1.92       $2.05          83,501
                2013...     $1.42       $1.92         112,283
                2012...     $1.24       $1.42         123,127
                2011...     $1.34       $1.24         119,835
                2010...     $1.05       $1.34         122,566
                2009...     $0.76       $1.05         106,830
                2008...     $1.59       $0.76         128,419
                2007...     $1.47       $1.59         109,348
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.99         498,426
                2015...     $1.00       $0.96          91,270

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.62       $0.65         733,363
                2015...     $0.70       $0.62         774,247
                2014...     $0.75       $0.70         870,381
                2013...     $0.77       $0.75         781,651
                2012...     $0.65       $0.77         734,144
                2011...     $0.81       $0.65         713,329
                2010...     $0.69       $0.81         774,114
                2009...     $0.41       $0.69         563,184
                2008...     $0.97       $0.41         393,001
                2007...     $1.00       $0.97          12,615
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.00       $1.10         221,521
                2015...     $1.05       $1.00         214,539
                2014...     $1.02       $1.05         214,714
                2013...     $0.88       $1.02         217,064
                2012...     $0.78       $0.88         231,820
                2011...     $0.83       $0.78         247,131
                2010...     $0.73       $0.83         112,237
                2009...     $0.59       $0.73          50,211
                2008...     $0.94       $0.59              --
                2007...     $1.00       $0.94              --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.09       $1.17       1,782,275
                2015...     $1.13       $1.09       1,752,627
                2014...     $1.10       $1.13       1,765,647
                2013...     $1.00       $1.10       1,780,066
                2012...     $0.92       $1.00       2,240,272
                2011...     $0.94       $0.92       2,147,086
                2010...     $0.85       $0.94       2,149,595
                2009...     $0.73       $0.85       1,982,990
                2008...     $0.97       $0.73       1,182,640
                2007...     $1.00       $0.97         519,511
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.09       $1.12         334,152
                2015...     $1.12       $1.09         165,765
                2014...     $1.11       $1.12         162,763
                2013...     $1.10       $1.11         424,892
                2012...     $1.06       $1.10         447,807
                2011...     $1.04       $1.06         718,221
                2010...     $0.99       $1.04         823,097
                2009...     $0.93       $0.99         437,742
                2008...     $1.01       $0.93         290,718
                2007...     $1.00       $1.01           3,867
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.05       $1.14         316,443
                2015...     $1.10       $1.05         348,767
                2014...     $1.06       $1.10         367,816
                2013...     $0.93       $1.06         607,599
                2012...     $0.83       $0.93         702,435
                2011...     $0.88       $0.83         814,271
                2010...     $0.78       $0.88       1,275,428
                2009...     $0.64       $0.78       1,082,331
                2008...     $0.95       $0.64         548,452
                2007...     $1.00       $0.95         128,522




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.09       $1.14         860,371
                2015...     $1.12       $1.09         851,777
                2014...     $1.10       $1.12       1,112,290
                2013...     $1.04       $1.10       1,214,861
                2012...     $0.98       $1.04       1,258,609
                2011...     $0.99       $0.98       1,395,010
                2010...     $0.99       $0.99       1,504,195
                2009...     $0.83       $0.91       1,569,128
                2008...     $0.99       $0.83         678,556
                2007...     $1.00       $0.99          22,267
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.34       $1.45         151,371
                2015...     $1.37       $1.34         124,554
                2014...     $1.26       $1.37         105,335
                2013...     $0.93       $1.26         122,376
                2012...     $0.86       $0.93         122,636
                2011...     $0.90       $0.86         147,045
                2010...     $0.74       $0.90         150,212
                2009...     $0.57       $0.74          91,758
                2008...     $0.96       $0.57         146,391
                2007...     $1.00       $0.96              --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.80       $2.69         361,154
                2015...     $2.76       $2.80         333,259
                2014...     $3.02       $2.76         355,950
                2013...     $2.44       $3.02         233,875
                2012...     $2.04       $2.44         168,875
                2011...     $2.24       $2.04         159,491
                2010...     $1.98       $2.24         184,479
                2009...     $1.45       $1.98         185,551
                2008...     $2.59       $1.45         250,409
                2007...     $2.32       $2.59         332,098
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.42       $1.64          69,114
                2015...     $1.53       $1.42          42,728
                2014...     $1.39       $1.53          54,612
                2013...     $1.01       $1.39          59,514
                2012...     $0.87       $1.01          76,252
                2011...     $0.90       $0.87          80,523
                2010...     $0.75       $0.90         107,612
                2009...     $0.55       $0.75          90,011
                2008...     $0.91       $0.55          76,174
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.07           6,621
                2015...     $1.08       $1.01           7,133
                2014...     $1.04       $1.08           9,382
                2013...     $1.00       $1.04          12,141
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.01       $1.01       1,277,878
                2015...     $1.02       $1.01       1,529,021
                2014...     $1.03       $1.02       1,913,153
                2013...     $1.05       $1.03       2,042,384
                2012...     $1.01       $1.05       2,088,818
                2011...     $1.02       $1.01       1,680,803
                2010...     $1.00       $1.02       1,325,645

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.11       $1.12       2,270,736
                2015...     $1.12       $1.11       2,906,226
                2014...     $1.09       $1.12       3,551,947
                2013...     $1.13       $1.09       3,790,273
                2012...     $1.05       $1.13       4,017,426
                2011...     $1.03       $1.05       2,916,672
                2010...     $1.00       $1.03       2,544,390
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.95       $2.18         498,965
                2015...     $2.04       $1.95         506,917
                2014...     $1.84       $2.04         491,044
                2013...     $1.41       $1.84         518,903
                2012...     $1.20       $1.41         366,929
                2011...     $1.08       $1.20         406,663
                2010...     $1.08       $1.20         490,807
                2009...     $0.85       $1.08         489,928
                2008...     $1.56       $0.85         515,800
                2007...     $1.67       $1.56         605,372
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.81       $2.05         188,953
                2015...     $1.99       $1.81         170,731
                2014...     $1.83       $1.99         137,529
                2013...     $1.37       $1.83         120,357
                2012...     $1.16       $1.37         108,954
                2011...     $1.24       $1.16         110,158
                2010...     $1.10       $1.24          94,150
                2009...     $0.86       $1.10          87,131
                2008...     $1.43       $0.86         153,726
                2007...     $1.54       $1.43         175,480
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.08       $2.10         133,690
                2015...     $2.25       $2.08         132,545
                2014...     $2.08       $2.25         133,647
                2013...     $1.47       $2.08         154,523
                2012...     $1.31       $1.47         156,074
                2011...     $1.62       $1.31         137,535
                2010...     $1.36       $1.62         171,676
                2009...     $0.84       $1.36          87,451
                2008...     $1.36       $0.84          69,829
                2007...     $1.31       $1.36          64,895
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.73       $1.66         149,731
                2015...     $1.75       $1.73         153,840
                2014...     $1.91       $1.75         192,749
                2013...     $1.51       $1.91         273,206
                2012...     $1.26       $1.51         337,300
                2011...     $1.54       $1.26         435,699
                2010...     $1.42       $1.54         555,973
                2009...     $1.16       $1.42         634,352
                2008...     $2.10       $1.16         745,460
                2007...     $1.97       $2.10         845,901
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.38       $2.53          25,411
                2015...     $2.43       $2.38          25,794
                2014...     $2.17       $2.43          26,106
                2013...     $1.62       $2.17           4,788
                2012...     $1.41       $1.62           4,107
                2011...     $1.50       $1.41           7,010
                2010...     $1.28       $1.50          11,892
                2009...     $0.98       $1.28           7,917
                2008...     $1.63       $0.98          12,759
                2007...     $1.56       $1.63          69,947




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.34       $1.37       6,267,946
                2015...     $1.36       $1.34       6,808,214
                2014...     $1.30       $1.36       7,651,653
                2013...     $1.33       $1.30       8,663,273
                2012...     $1.25       $1.33       9,584,904
                2011...     $1.18       $1.25      11,352,450
                2010...     $1.09       $1.18      13,609,645
                2009...     $0.96       $1.09      14,857,448
                2008...     $1.13       $0.96      15,749,874
                2007...     $1.12       $1.13      17,531,751
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.08       $1.15         577,068
                2015...     $1.13       $1.08         398,487
                2014...     $1.06       $1.13         540,867
                2013...     $1.00       $1.06          76,192
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.95       $0.94       2,489,148
                2015...     $0.96       $0.95       2,218,112
                2014...     $0.98       $0.96       2,647,171
                2013...     $0.99       $0.98       3,268,937
                2012...     $1.01       $0.99       2,892,730
                2011...     $1.03       $1.01       4,400,562
                2010...     $1.04       $1.03       3,505,411
                2009...     $1.06       $1.04       4,925,415
                2008...     $1.05       $1.06       7,660,374
                2007...     $1.02       $1.05       6,117,045
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.89       $3.41         862,613
                2015...     $3.01       $2.89         951,360
                2014...     $2.80       $3.01       1,129,312
                2013...     $2.14       $2.80       1,432,733
                2012...     $1.86       $2.14       1,714,993
                2011...     $1.93       $1.86       2,030,512
                2010...     $1.56       $1.93       2,325,942
                2009...     $1.16       $1.56       2,447,846
                2008...     $1.85       $1.16       2,721,763
                2007...     $1.75       $1.85       2,787,069
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.22       $2.43       1,155,759
                2015...     $2.23       $2.22         909,984
                2014...     $2.00       $2.23         921,868
                2013...     $1.54       $2.00         955,614
                2012...     $1.36       $1.54         990,266
                2011...     $1.36       $1.36         938,118
                2010...     $1.20       $1.36       1,165,195
                2009...     $0.97       $1.20       1,686,147
                2008...     $1.57       $0.97       1,801,608
                2007...     $1.52       $1.57       2,839,766
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.42       $1.45       2,212,264
                2015...     $1.51       $1.42       2,491,117
                2014...     $1.51       $1.51       2,817,360
                2013...     $1.53       $1.51       3,248,582
                2012...     $1.34       $1.53       3,528,580
                2011...     $1.36       $1.34       3,790,582
                2010...     $1.22       $1.36       4,314,377
                2009...     $1.05       $1.22       4,001,330
                2008...     $1.02       $1.05       4,159,864
                2007...     $0.95       $1.02       3,618,967
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02         740,032
                2015...     $1.00       $1.00          95,995

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.18       $1.18       2,004,260
                2015...     $1.17       $1.18       2,077,083
                2014...     $1.12       $1.17       2,304,197
                2013...     $1.16       $1.12       2,575,848
                2012...     $1.14       $1.16       2,859,951
                2011...     $1.08       $1.14       3,492,199
                2010...     $1.03       $1.08       4,310,675
                2009...     $0.97       $1.03       4,391,137
                2008...     $1.13       $0.97       5,379,112
                2007...     $1.11       $1.13       6,687,762
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.43       $3.53       1,141,127
                2015...     $3.32       $3.43       1,237,714
                2014...     $2.59       $3.32       1,374,204
                2013...     $2.60       $2.59       1,557,815
                2012...     $2.24       $2.60       1,620,568
                2011...     $2.15       $2.24       1,796,987
                2010...     $1.70       $2.15       2,224,269
                2009...     $1.38       $1.70       2,585,806
                2008...     $2.21       $1.38       2,665,887
                2007...     $2.66       $2.21       2,916,085
               SFT IVY/SM /GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.30       $2.28       3,300,922
                2015...     $2.18       $2.30       3,736,254
                2014...     $1.96       $2.18       4,532,762
               SFT IVY/SM /SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.92       $2.29         658,893
                2015...     $2.02       $1.92         835,057
                2014...     $1.89       $2.02         968,640
               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.79       $2.88         936,394
                2015...     $2.80       $2.79       1,052,957
                2014...     $2.54       $2.80       1,252,192
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.41       $2.63       2,150,881
                2015...     $2.50       $2.41       2,491,030
                2014...     $2.33       $2.50       3,106,749
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.12       $2.45         470,636
                2015...     $2.68       $2.12         490,760
                2014...     $2.97       $2.68         493,781
                2013...     $3.04       $2.97         574,404
                2012...     $2.73       $3.04         642,275
                2011...     $3.30       $2.73         714,293
                2010...     $2.85       $3.30         816,478
                2009...     $1.68       $2.85         996,481
                2008...     $3.60       $1.68       1,159,584
                2007...     $2.84       $3.60       1,260,903
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.08         808,274
                2015...     $1.10       $1.03         475,853
                2014...     $1.08       $1.10         314,226
                2013...     $1.02       $1.08         363,190
                2012...     $1.00       $1.02          65,986
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.00          46,996
                2015...     $1.04       $0.97          46,629
                2014...     $1.03       $1.04              --
                2013...     $1.00       $1.03              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07          28,367
                2015...     $1.16       $1.03          29,310
                2014...     $1.16       $1.16          30,002
                2013...     $1.01       $1.16          36,192
                2012...     $1.00       $1.01              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.10         88,442
                2015...     $1.14       $1.05         87,314
                2014...     $1.13       $1.14         87,621
                2013...     $1.02       $1.13        128,631
                2012...     $1.00       $1.02          2,106



1.60% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.06         60,206
                2015...     $1.07       $1.04          3,107
                2014...     $1.05       $1.07          3,200
                2013...     $1.00       $1.05             --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.57       $0.56             --
                2015...     $0.57       $0.57             --
                2014...     $0.62       $0.57             --
                2013...     $0.51       $0.62             --
                2012...     $0.46       $0.51             --
                2011...     $0.57       $0.46             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00       $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.78       $1.99             --
                2015...     $1.93       $1.78             --
                2014...     $1.74       $1.93             --
                2013...     $1.31       $1.74             --
                2012...     $1.16       $1.31             --
                2011...     $1.15       $1.16             --
                2010...     $1.02       $1.15             --
                2009...     $0.88       $1.02             --
                2008...     $1.37       $0.88             --
                2007...     $1.00       $1.37             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.16       $1.19        545,590
                2015...     $1.21       $1.16        413,352
                2014...     $1.19       $1.21        459,192
                2013...     $1.32       $1.19        221,610
                2012...     $1.25       $1.32        105,278
                2011...     $1.14       $1.25         80,859
                2010...     $1.10       $1.14         82,602
                2009...     $1.01       $1.10         23,273
                2008...     $1.05       $1.01             --
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.94       $0.95        461,521
                2015...     $0.99       $0.94        246,153
                2014...     $0.99       $0.99        177,309
                2013...     $1.04       $0.99         54,867
                2012...     $0.99       $1.04             --
                2011...     $1.00       $0.99             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.34       $1.33        312,956
                2015...     $1.28       $1.34        299,636
                2014...     $1.27       $1.28        197,766
                2013...     $1.00       $1.27         56,380
                2012...     $0.83       $1.00             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.11       $1.12        439,977
                2015...     $1.13       $1.11        286,000
                2014...     $1.12       $1.13        119,224
                2013...     $0.89       $1.12         20,658
                2012...     $0.76       $0.89             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.44       $1.56        408,193
                2015...     $1.37       $1.44        221,600
                2014...     $1.29       $1.37        168,662
                2013...     $1.00       $1.29         25,918
                2012...     $0.87       $1.00             --
                2011...     $1.00       $0.87             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.49       $1.64        471,407
                2015...     $1.50       $1.49        294,506
                2014...     $1.37       $1.50        182,873
                2013...     $1.05       $1.37         75,940
                2012...     $0.90       $1.05             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.97       $0.99        221,240
                2015...     $1.04       $0.97        150,321
                2014...     $1.08       $1.04         77,989
                2013...     $0.90       $1.08         21,489
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT (O):
                2016...     $0.89       $0.92        313,171
                2015...     $0.94       $0.89        245,377
                2014...     $1.03       $0.94         91,466
                2013...     $0.94       $1.03         13,055
                2012...     $0.81       $0.94            453
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.04       $1.04        177,687
                2015...     $1.04       $1.04         61,174
                2014...     $1.01       $1.04         53,229
                2013...     $1.06       $1.01             --
                2012...     $1.05       $1.06          1,184
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99        219,427
                2015...     $1.00       $0.95        141,062
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.71       $1.98        325,372
                2015...     $1.81       $1.71        256,212
                2014...     $1.70       $1.81        224,015
                2013...     $1.35       $1.70        108,857
                2012...     $1.17       $1.35         78,643
                2011...     $1.18       $1.17        118,815
                2010...     $1.04       $1.18        116,561
                2009...     $0.82       $1.04        227,575
                2008...     $1.45       $0.82        236,648
                2007...     $1.46       $1.45        240,526




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.71       $2.99        116,026
                2015...     $2.80       $2.71         36,587
                2014...     $2.69       $2.80          4,282
                2013...     $2.01       $2.69          1,512
                2012...     $1.78       $2.01            159
                2011...     $2.03       $1.78             --
                2010...     $1.61       $2.03             --
                2009...     $1.17       $1.61             --
                2008...     $1.96       $1.17             --
                2007...     $1.00       $1.96             --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.77       $2.02             --
                2015...     $1.89       $1.77             --
                2014...     $1.79       $1.89             --
                2013...     $1.42       $1.79             --
                2012...     $1.26       $1.42             --
                2011...     $1.30       $1.26             --
                2010...     $1.18       $1.30             --
                2009...     $0.95       $1.18             --
                2008...     $1.54       $0.95             --
                2007...     $1.00       $1.54             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.28       $1.64        784,429
                2015...     $1.41       $1.28        614,990
                2014...     $1.42       $1.41        363,260
                2013...     $1.06       $1.42        103,846
                2012...     $0.91       $1.06         42,726
                2011...     $0.96       $0.91         36,814
                2010...     $0.76       $0.96         48,636
                2009...     $0.60       $0.76         15,598
                2008...     $0.91       $0.60             --
                2007...     $1.00       $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.98       $2.03             --
                2015...     $2.07       $1.98             --
                2014...     $1.95       $2.07             --
                2013...     $1.44       $1.95             --
                2012...     $1.32       $1.44             --
                2011...     $1.41       $1.32             --
                2010...     $1.12       $1.41             --
                2009...     $0.79       $1.12             --
                2008...     $1.40       $0.79             --
                2007...     $1.00       $1.40             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.01         68,027
                2015...     $1.06       $0.98          6,575
                2014...     $1.04       $1.06          3,274
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.03       $1.02        242,461
                2015...     $1.05       $1.03        150,346
                2014...     $1.06       $1.05        179,642
                2013...     $1.08       $1.06        137,424
                2012...     $1.07       $1.08         74,243
                2011...     $1.02       $1.07         40,193
                2010...     $1.00       $1.02         37,867

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.30       $1.48        457,783
                2015...     $1.46       $1.30        374,965
                2014...     $1.35       $1.46        165,704
                2013...     $1.03       $1.35             --
                2012...     $0.89       $1.03             --
                2011...     $0.90       $0.89             --
                2010...     $0.90       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.90       $2.18        521,126
                2015...     $2.05       $1.90        361,647
                2014...     $1.91       $2.05        257,110
                2013...     $1.43       $1.91         78,746
                2012...     $1.22       $1.43         24,958
                2011...     $1.27       $1.22         23,408
                2010...     $1.12       $1.27         22,581
                2009...     $0.88       $1.12             --
                2008...     $1.40       $0.88             --
                2007...     $1.00       $1.40             --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.41       $1.59         68,856
                2015...     $1.47       $1.41         18,277
                2014...     $1.37       $1.47         14,470
                2013...     $1.11       $1.37             --
                2012...     $1.01       $1.11          1,374
                2011...     $1.04       $1.01             --
                2010...     $0.98       $1.04             --
                2009...     $0.75       $0.98             --
                2008...     $1.24       $0.75             --
                2007...     $1.00       $1.24             --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.00       $2.35             --
                2015...     $2.10       $2.00             --
                2014...     $1.94       $2.10             --
                2013...     $1.47       $1.94             --
                2012...     $1.31       $1.47             --
                2011...     $1.36       $1.31             --
                2010...     $1.23       $1.36             --
                2009...     $1.01       $1.23             --
                2008...     $1.51       $1.01             --
                2007...     $1.00       $1.51             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.28       $1.41        188,281
                2015...     $1.38       $1.28        187,390
                2014...     $1.37       $1.38        153,317
                2013...     $1.02       $1.37        108,387
                2012...     $0.91       $1.02         67,211
                2011...     $0.93       $0.91         86,429
                2010...     $0.74       $0.93         78,735
                2009...     $0.62       $0.74         28,786
                2008...     $0.92       $0.62             --
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.57       $2.47        144,657
                2015...     $2.85       $2.57        156,531
                2014...     $3.06       $2.85        143,320
                2013...     $2.48       $3.06         85,947
                2012...     $2.12       $2.48         48,422
                2011...     $2.32       $2.12         42,928
                2010...     $2.17       $2.32         39,867
                2009...     $1.76       $2.17         38,991
                2008...     $2.41       $1.76         41,923
                2007...     $1.70       $2.41         39,857




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.01       $2.02        172,331
                2015...     $2.05       $2.01        190,268
                2014...     $1.94       $2.05        124,879
                2013...     $1.59       $1.94         99,848
                2012...     $1.45       $1.59         74,912
                2011...     $1.42       $1.45         61,898
                2010...     $1.23       $1.42         64,206
                2009...     $1.11       $1.23         67,373
                2008...     $1.43       $1.11         66,353
                2007...     $1.27       $1.43         65,585
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.43       $2.48        427,758
                2015...     $2.49       $2.43        396,954
                2014...     $2.31       $2.49        249,253
                2013...     $1.75       $2.31         55,221
                2012...     $1.50       $1.75             --
                2011...     $1.50       $1.50             --
                2010...     $1.26       $1.50             --
                2009...     $1.03       $1.26             --
                2008...     $1.61       $1.03             --
                2007...     $1.00       $1.61             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.99       $1.89        429,772
                2015...     $1.95       $1.99        422,090
                2014...     $1.96       $1.95        324,827
                2013...     $1.67       $1.96        105,879
                2012...     $1.44       $1.67         19,029
                2011...     $1.58       $1.44         29,553
                2010...     $1.40       $1.58         29,223
                2009...     $1.12       $1.40             --
                2008...     $1.97       $1.12             --
                2007...     $1.00       $1.97             --
               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.09        619,179
                2015...     $1.03       $0.95        436,152
                2014...     $1.03       $1.03        282,673
                2013...     $1.00       $1.03         14,901
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.93       $1.92        273,147
                2015...     $1.98       $1.93        198,896
                2014...     $1.98       $1.98        115,559
                2013...     $1.61       $1.98        113,256
                2012...     $1.45       $1.61         85,233
                2011...     $1.71       $1.45        121,437
                2010...     $1.52       $1.71        110,287
                2009...     $1.13       $1.52        122,494
                2008...     $1.98       $1.13        113,874
                2007...     $1.84       $1.98        113,407
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.09       $2.34         43,515
                2015...     $2.34       $2.09         23,445
                2014...     $2.42       $2.34         11,978
                2013...     $1.57       $2.42          2,301
                2012...     $1.42       $1.57             --
                2011...     $1.55       $1.42             --
                2010...     $1.12       $1.55             --
                2009...     $0.81       $1.12             --
                2008...     $1.57       $0.81             --
                2007...     $1.00       $1.57             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.29       $2.40        328,270
                2015...     $2.47       $2.29        324,071
                2014...     $2.33       $2.47        260,282
                2013...     $1.82       $2.33         81,135
                2012...     $1.63       $1.82          2,919
                2011...     $1.67       $1.63             --
                2010...     $1.29       $1.67             --
                2009...     $0.89       $1.29             --
                2008...     $1.42       $0.89             --
                2007...     $1.00       $1.42             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.87       $1.06        425,656
                2015...     $1.14       $0.87        170,964
                2014...     $1.34       $1.14         23,869
                2013...     $1.26       $1.34          8,873
                2012...     $1.26       $1.26             --
                2011...     $1.62       $1.26             --
                2010...     $1.41       $1.62             --
                2009...     $0.82       $1.41             --
                2008...     $2.17       $0.82             --
                2007...     $1.00       $2.17             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05        146,478
                2015...     $1.07       $1.05        146,418
                2014...     $1.05       $1.07          3,231
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06        203,695
                2015...     $1.08       $1.05             --
                2014...     $1.05       $1.08             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03         60,329
                2015...     $1.05       $1.03         57,011
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.25       $3.25        257,586
                2015...     $3.41       $3.25        167,160
                2014...     $3.36       $3.41         95,686
                2013...     $2.18       $3.36         71,892
                2012...     $1.74       $2.18             --
                2011...     $1.87       $1.74             --
                2010...     $1.69       $1.87             --
                2009...     $1.19       $1.69             --
                2008...     $1.83       $1.19             --
                2007...     $1.00       $1.83             --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.07       $2.63        158,602
                2015...     $2.23       $2.07         60,246
                2014...     $2.12       $2.23         25,714
                2013...     $1.61       $2.12         26,923
                2012...     $1.38       $1.61          6,571
                2011...     $1.61       $1.38         22,823
                2010...     $1.29       $1.61         21,639
                2009...     $1.02       $1.29         22,638
                2008...     $1.40       $1.02         23,229
                2007...     $1.48       $1.40         25,821




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.00       $2.19        486,076
                2015...     $2.12       $2.00        400,496
                2014...     $1.94       $2.12        216,730
                2013...     $1.46       $1.94         40,971
                2012...     $1.25       $1.46             --
                2011...     $1.37       $1.25             --
                2010...     $1.17       $1.37             --
                2009...     $0.94       $1.17             --
                2008...     $1.44       $0.94             --
                2007...     $1.00       $1.44             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.07       $2.13         96,795
                2015...     $2.10       $2.07        130,845
                2014...     $1.97       $2.10         49,034
                2013...     $1.67       $1.97         25,461
                2012...     $1.50       $1.67         29,335
                2011...     $1.50       $1.50          9,560
                2010...     $1.41       $1.50         10,338
                2009...     $1.14       $1.41         10,990
                2008...     $1.38       $1.14             --
                2007...     $1.00       $1.38             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98        262,893
                2015...     $1.00       $0.98        103,812
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.70       $2.71        115,939
                2015...     $2.45       $2.70         76,813
                2014...     $2.30       $2.45         56,506
                2013...     $1.78       $2.30         37,423
                2012...     $1.46       $1.78             --
                2011...     $1.60       $1.46             --
                2010...     $1.53       $1.60             --
                2009...     $1.06       $1.53             --
                2008...     $1.94       $1.06             --
                2007...     $1.00       $1.94             --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.91       $1.76         94,439
                2015...     $2.13       $1.91         58,869
                2014...     $2.46       $2.13         46,609
                2013...     $2.19       $2.46         50,741
                2012...     $1.97       $2.19         35,357
                2011...     $2.95       $1.97         48,700
                2010...     $2.40       $2.95         39,650
                2009...     $1.36       $2.40         35,947
                2008...     $2.90       $1.36         40,345
                2007...     $2.30       $2.90         30,326
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.30       $1.52        257,789
                2015...     $1.37       $1.30        200,443
                2014...     $1.28       $1.37        122,693
                2013...     $1.04       $1.28         93,426
                2012...     $0.95       $1.04         29,794
                2011...     $1.00       $0.95         24,516
                2010...     $0.88       $1.00         45,154
                2009...     $0.67       $0.88         10,215
                2008...     $0.95       $0.67             --
                2007...     $1.00       $0.95             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.71       $1.76              --
                2015...     $1.66       $1.71              --
                2014...     $1.55       $1.66              --
                2013...     $1.15       $1.55              --
                2012...     $1.00       $1.15              --
                2011...     $1.09       $1.00              --
                2010...     $0.86       $1.09              --
                2009...     $0.62       $0.86              --
                2008...     $1.29       $0.62              --
                2007...     $1.00       $1.29              --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.99         610,241
                2015...     $1.00       $0.96         265,660
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.62       $0.65       1,061,016
                2015...     $0.70       $0.62         941,612
                2014...     $0.75       $0.70         649,761
                2013...     $0.77       $0.75         172,362
                2012...     $0.65       $0.77          32,727
                2011...     $0.81       $0.65          43,144
                2010...     $0.69       $0.81          38,781
                2009...     $0.41       $0.69          10,035
                2008...     $0.97       $0.41              --
                2007...     $1.00       $0.97              --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $1.00       $1.09         272,096
                2015...     $1.04       $1.00         232,305
                2014...     $1.01       $1.04         139,269
                2013...     $0.87       $1.01              --
                2012...     $0.78       $0.87              --
                2011...     $0.83       $0.78              --
                2010...     $0.73       $0.83              --
                2009...     $0.59       $0.73              --
                2008...     $0.94       $0.59              --
                2007...     $1.00       $0.94              --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.09       $1.16         370,398
                2015...     $1.13       $1.09         245,770
                2014...     $1.10       $1.13         271,849
                2013...     $1.00       $1.10         217,337
                2012...     $0.92       $1.00              --
                2011...     $0.94       $0.92         649,773
                2010...     $0.85       $0.94         603,987
                2009...     $0.73       $0.85         293,314
                2008...     $0.97       $0.73              --
                2007...     $1.00       $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.09       $1.12         777,984
                2015...     $1.12       $1.09         724,096
                2014...     $1.11       $1.12         729,420
                2013...     $1.09       $1.11         628,878
                2012...     $1.06       $1.09         759,800
                2011...     $1.04       $1.06              --
                2010...     $0.99       $1.04              --
                2009...     $0.93       $0.99              --
                2008...     $1.01       $0.93              --
                2007...     $1.00       $1.01              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.05       $1.13        680,271
                2015...     $1.09       $1.05        456,453
                2014...     $1.06       $1.09        462,006
                2013...     $0.93       $1.06             --
                2012...     $0.83       $0.93             --
                2011...     $0.88       $0.83             --
                2010...     $0.78       $0.88             --
                2009...     $0.64       $0.78             --
                2008...     $0.95       $0.64             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.08       $1.13        244,296
                2015...     $1.12       $1.08         59,512
                2014...     $1.10       $1.12         60,269
                2013...     $1.04       $1.10         44,718
                2012...     $0.98       $1.04             --
                2011...     $0.99       $0.98             --
                2010...     $0.91       $0.99             --
                2009...     $0.83       $0.91             --
                2008...     $0.99       $0.83             --
                2007...     $1.00       $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.34       $1.44         88,248
                2015...     $1.37       $1.34         45,929
                2014...     $1.26       $1.37             --
                2013...     $0.93       $1.26             --
                2012...     $0.85       $0.93             --
                2011...     $0.90       $0.85             --
                2010...     $0.74       $0.90             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --
               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.13       $2.04        597,496
                2015...     $2.10       $2.13        371,312
                2014...     $2.30       $2.10        261,853
                2013...     $1.86       $2.30         29,063
                2012...     $1.55       $1.86             --
                2011...     $1.71       $1.55             --
                2010...     $1.51       $1.71             --
                2009...     $1.11       $1.51             --
                2008...     $2.59       $1.11             --
                2007...     $2.32       $2.59        332,098
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.41       $1.63             --
                2015...     $1.53       $1.41             --
                2014...     $1.39       $1.53             --
                2013...     $1.00       $1.39             --
                2012...     $0.87       $1.00             --
                2011...     $0.90       $0.87             --
                2010...     $0.74       $0.90             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.07         62,683
                2015...     $1.08       $1.01             --
                2014...     $1.04       $1.08             --
                2013...     $1.00       $1.04             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.01       $1.01         524,262
                2015...     $1.02       $1.01         381,762
                2014...     $1.03       $1.02         378,989
                2013...     $1.05       $1.03         192,630
                2012...     $1.01       $1.05         105,737
                2011...     $1.02       $1.01          41,016
                2010...     $1.00       $1.02          38,484
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.10       $1.11       1,063,840
                2015...     $1.12       $1.10         914,179
                2014...     $1.09       $1.12         907,343
                2013...     $1.13       $1.09         320,372
                2012...     $1.05       $1.13         125,284
                2011...     $1.03       $1.05          71,273
                2010...     $1.00       $1.03          67,704
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.72       $1.92              --
                2015...     $1.80       $1.72              --
                2014...     $1.62       $1.80              --
                2013...     $1.25       $1.62              --
                2012...     $1.06       $1.25              --
                2011...     $1.06       $1.06              --
                2010...     $0.95       $1.06              --
                2009...     $0.75       $0.95              --
                2008...     $1.38       $0.75              --
                2007...     $1.00       $1.38              --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.63       $1.84         116,245
                2015...     $1.79       $1.63          57,802
                2014...     $1.64       $1.79              --
                2013...     $1.23       $1.64              --
                2012...     $1.05       $1.23              --
                2011...     $1.12       $1.05              --
                2010...     $0.99       $1.12              --
                2009...     $0.78       $0.99              --
                2008...     $1.29       $0.78              --
                2007...     $1.00       $1.29              --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.82       $1.83          18,980
                2015...     $1.97       $1.82           2,726
                2014...     $1.82       $1.97          10,514
                2013...     $1.29       $1.82              --
                2012...     $1.14       $1.29              --
                2011...     $1.42       $1.14              --
                2010...     $1.19       $1.42              --
                2009...     $0.74       $1.19              --
                2008...     $1.19       $0.74              --
                2007...     $1.00       $1.19              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.49       $1.43           7,019
                2015...     $1.51       $1.49           5,706
                2014...     $1.65       $1.51           5,597
                2013...     $1.31       $1.65           6,129
                2012...     $1.09       $1.31           7,188
                2011...     $1.33       $1.09           7,347
                2010...     $1.23       $1.33           7,422
                2009...     $1.00       $1.23          40,453
                2008...     $1.82       $1.00          40,878
                2007...     $1.71       $1.82          43,829




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.97       $2.09             --
                2015...     $2.01       $1.97             --
                2014...     $1.80       $2.01             --
                2013...     $1.34       $1.80             --
                2012...     $1.16       $1.34             --
                2011...     $1.25       $1.16             --
                2010...     $1.06       $1.25             --
                2009...     $0.81       $1.06             --
                2008...     $1.35       $0.81             --
                2007...     $1.00       $1.35             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.29       $1.33        828,227
                2015...     $1.31       $1.29        590,376
                2014...     $1.25       $1.31        409,262
                2013...     $1.28       $1.25        266,888
                2012...     $1.21       $1.28        225,189
                2011...     $1.14       $1.21        266,348
                2010...     $1.06       $1.14        255,007
                2009...     $0.93       $1.06        307,660
                2008...     $1.09       $0.93        257,694
                2007...     $1.09       $1.09        319,812
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNTZ)(AT):
                2016...     $1.08       $1.15        531,022
                2015...     $1.13       $1.08        230,840
                2014...     $1.06       $1.13        132,749
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.95       $0.94        113,346
                2015...     $0.97       $0.95         70,607
                2014...     $0.98       $0.97         67,014
                2013...     $1.00       $0.98         55,216
                2012...     $1.01       $1.00         45,341
                2011...     $1.03       $1.01         22,966
                2010...     $1.05       $1.03         21,778
                2009...     $1.06       $1.05         53,947
                2008...     $1.06       $1.06         53,277
                2007...     $1.02       $1.06         64,180
               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.38       $2.81        160,609
                2015...     $2.48       $2.38        113,138
                2014...     $2.31       $2.48         66,508
                2013...     $1.77       $2.31         67,056
                2012...     $1.53       $1.77         60,736
                2011...     $1.59       $1.53        102,406
                2010...     $1.28       $1.59        100,647
                2009...     $0.96       $1.28        102,706
                2008...     $1.53       $0.96         93,848
                2007...     $1.45       $1.53         94,625
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.96       $2.15        616,116
                2015...     $1.97       $1.96         62,769
                2014...     $1.77       $1.97         21,558
                2013...     $1.36       $1.77            527
                2012...     $1.20       $1.36             --
                2011...     $1.20       $1.20             --
                2010...     $1.07       $1.20             --
                2009...     $0.86       $1.07             --
                2008...     $1.39       $0.86          5,659
                2007...     $1.35       $1.39         11,489

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.42       $1.44        527,861
                2015...     $1.50       $1.42        457,807
                2014...     $1.50       $1.50        311,574
                2013...     $1.53       $1.50        112,233
                2012...     $1.33       $1.53         57,211
                2011...     $1.36       $1.33         69,090
                2010...     $1.21       $1.36         66,430
                2009...     $1.05       $1.21         37,528
                2008...     $1.02       $1.05         29,071
                2007...     $0.95       $1.02         44,234
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02         55,033
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.15       $1.15        439,287
                2015...     $1.14       $1.15        306,421
                2014...     $1.09       $1.14        242,508
                2013...     $1.13       $1.09         85,726
                2012...     $1.11       $1.13         57,255
                2011...     $1.06       $1.11         44,909
                2010...     $1.01       $1.06         49,169
                2009...     $0.95       $1.01         47,806
                2008...     $1.11       $0.95         36,755
                2007...     $1.09       $1.11         41,681
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.57       $2.64        458,240
                2015...     $2.49       $2.57        254,565
                2014...     $1.94       $2.49        182,152
                2013...     $1.95       $1.94         78,200
                2012...     $1.68       $1.95         26,753
                2011...     $1.62       $1.68         46,381
                2010...     $1.27       $1.62         45,548
                2009...     $1.04       $1.27         48,008
                2008...     $1.66       $1.04         42,771
                2007...     $2.00       $1.66         40,183
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.25       $2.23        460,667
                2015...     $2.14       $2.25        373,642
                2014...     $1.92       $2.14        330,466
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.88       $2.24        198,600
                2015...     $1.98       $1.88        165,498
                2014...     $1.85       $1.98        141,141
               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.34       $2.42         76,778
                2015...     $2.36       $2.34         55,664
                2014...     $2.14       $2.36         41,326
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.20       $2.39        636,636
                2015...     $2.28       $2.20        494,061
                2014...     $2.12       $2.28        411,767
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.59       $1.83         85,068
                2015...     $2.00       $1.59         38,787
                2014...     $2.22       $2.00          2,357
                2013...     $2.28       $2.22          4,315
                2012...     $2.05       $2.28          4,049
                2011...     $2.47       $2.05          7,811
                2010...     $2.14       $2.47          7,273
                2009...     $1.26       $2.14          8,027
                2008...     $2.70       $1.26         12,380
                2007...     $2.13       $2.70          9,789




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.08        114,180
                2015...     $1.10       $1.03         72,117
                2014...     $1.08       $1.10         71,770
                2013...     $1.02       $1.08             --
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.00         36,891
                2015...     $1.04       $0.97         36,372
                2014...     $1.03       $1.04         26,431
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07         90,530
                2015...     $1.15       $1.03         20,758
                2014...     $1.16       $1.15         19,165
                2013...     $1.01       $1.16             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.10         78,768
                2015...     $1.14       $1.05         80,786
                2014...     $1.13       $1.14         79,720
                2013...     $1.02       $1.13         68,182
                2012...     $1.00       $1.02             --



1.65% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.06        166,485
                2015...     $1.07       $1.04        279,522
                2014...     $1.05       $1.07         30,319
                2013...     $1.00       $1.05         32,093
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.57       $0.56         69,340
                2015...     $0.57       $0.57         64,450
                2014...     $0.62       $0.57         66,679
                2013...     $0.51       $0.62         63,205
                2012...     $0.45       $0.51             --
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00       $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.04       $2.27        185,589
                2015...     $2.21       $2.04         30,516
                2014...     $2.00       $2.21         20,364
                2013...     $1.50       $2.00         19,886
                2012...     $1.33       $1.50         22,920
                2011...     $1.32       $1.33         15,208
                2010...     $1.18       $1.32             --
                2009...     $1.01       $1.18             --
                2008...     $1.58       $1.01             --
                2007...     $1.00       $1.58             --

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.16       $1.19       1,066,489
                2015...     $1.21       $1.16       1,230,809
                2014...     $1.19       $1.21       1,344,101
                2013...     $1.32       $1.19       1,542,588
                2012...     $1.25       $1.32       1,509,042
                2011...     $1.14       $1.25       1,176,798
                2010...     $1.10       $1.14       1,059,887
                2009...     $1.01       $1.10         334,716
                2008...     $1.05       $1.01           4,665
                2007...     $1.00       $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.93       $0.94          47,667
                2015...     $0.99       $0.93          17,729
                2014...     $0.99       $0.99          17,185
                2013...     $1.03       $0.99          16,399
                2012...     $0.99       $1.03          13,808
                2011...     $1.00       $0.99           9,072
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.34       $1.33         406,746
                2015...     $1.27       $1.34         417,844
                2014...     $1.27       $1.27         577,952
                2013...     $1.00       $1.27         492,847
                2012...     $0.83       $1.00          79,752
                2011...     $1.00       $0.83          44,386
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.11       $1.11          34,467
                2015...     $1.12       $1.11          37,755
                2014...     $1.12       $1.12          10,113
                2013...     $0.89       $1.12           9,946
                2012...     $0.76       $0.89           9,135
                2011...     $1.00       $0.76           3,430
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.44       $1.55          31,063
                2015...     $1.37       $1.44         128,931
                2014...     $1.28       $1.37          31,667
                2013...     $1.00       $1.28          18,308
                2012...     $0.87       $1.00          19,277
                2011...     $1.00       $0.87           9,250
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.49       $1.64         172,269
                2015...     $1.49       $1.49         221,786
                2014...     $1.37       $1.49         195,755
                2013...     $1.05       $1.37         136,281
                2012...     $0.90       $1.05         151,225
                2011...     $1.00       $0.90          18,645
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.97       $0.99         125,554
                2015...     $1.03       $0.97         149,983
                2014...     $1.08       $1.03         155,162
                2013...     $0.90       $1.08         154,462
                2012...     $0.78       $0.90         122,760
                2011...     $1.00       $0.78          37,565
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.89       $0.92         391,810
                2015...     $0.93       $0.89         390,390
                2014...     $1.03       $0.93         380,491
                2013...     $0.94       $1.03         408,399
                2012...     $0.81       $0.94          90,518
                2011...     $1.00       $0.81          40,868




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.04       $1.03        154,795
                2015...     $1.04       $1.04        136,939
                2014...     $1.01       $1.04        134,803
                2013...     $1.06       $1.01        128,511
                2012...     $1.05       $1.06         97,352
                2011...     $1.00       $1.05         35,426
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99             --
                2015...     $1.00       $0.95          6,724
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.96       $2.27        242,106
                2015...     $2.08       $1.96        268,564
                2014...     $1.95       $2.08        283,717
                2013...     $1.55       $1.95        414,822
                2012...     $1.35       $1.55        521,075
                2011...     $1.36       $1.35        609,343
                2010...     $1.21       $1.36        734,592
                2009...     $0.94       $1.21        777,383
                2008...     $1.68       $0.94        696,939
                2007...     $1.68       $1.68        515,939
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.42       $3.76         52,786
                2015...     $3.53       $3.42         62,074
                2014...     $3.39       $3.53         66,405
                2013...     $2.53       $3.39         70,822
                2012...     $2.25       $2.53         81,730
                2011...     $2.57       $2.25         70,197
                2010...     $2.03       $2.57        184,918
                2009...     $1.48       $2.03         47,367
                2008...     $2.48       $1.48         49,725
                2007...     $2.19       $2.48         55,559
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.95       $2.23         26,781
                2015...     $2.08       $1.95         29,773
                2014...     $1.98       $2.08         32,989
                2013...     $1.57       $1.98         41,156
                2012...     $1.40       $1.57         48,073
                2011...     $1.43       $1.40         37,590
                2010...     $1.31       $1.43        260,332
                2009...     $1.06       $1.31         21,240
                2008...     $1.71       $1.06         16,032
                2007...     $1.68       $1.71         17,819
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.28       $1.64        201,493
                2015...     $1.40       $1.28        234,845
                2014...     $1.42       $1.40        243,990
                2013...     $1.06       $1.42        296,268
                2012...     $0.91       $1.06        418,480
                2011...     $0.96       $0.91        373,042
                2010...     $0.76       $0.96        334,608
                2009...     $0.60       $0.76        232,706
                2008...     $0.91       $0.60         32,342
                2007...     $1.00       $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.45       $2.51         20,688
                2015...     $2.56       $2.45         20,653
                2014...     $2.42       $2.56         22,739
                2013...     $1.78       $2.42         28,999
                2012...     $1.63       $1.78         21,470
                2011...     $1.74       $1.63         19,942
                2010...     $1.39       $1.74         17,565
                2009...     $0.98       $1.39             --
                2008...     $1.40       $0.98             --
                2007...     $1.00       $1.40             --

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.01          70,764
                2015...     $1.06       $0.98         101,158
                2014...     $1.04       $1.06          42,846
                2013...     $1.00       $1.04          44,250
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.02       $1.02       1,131,550
                2015...     $1.04       $1.02       1,192,306
                2014...     $1.06       $1.04       1,257,344
                2013...     $1.08       $1.06       1,271,174
                2012...     $1.06       $1.08         702,710
                2011...     $1.02       $1.06         499,325
                2010...     $1.00       $1.02         389,032
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.30       $1.47          64,744
                2015...     $1.45       $1.30          74,521
                2014...     $1.35       $1.45          52,658
                2013...     $1.03       $1.35          49,964
                2012...     $0.89       $1.03          15,164
                2011...     $0.89       $0.89          14,171
                2010...     $0.75       $0.90           4,027
                2009...     $0.55       $0.75              --
                2008...     $0.95       $0.55              --
                2007...     $1.00       $0.95              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.19       $2.52         192,313
                2015...     $2.37       $2.19         216,449
                2014...     $2.21       $2.37         222,746
                2013...     $1.66       $2.21         271,122
                2012...     $1.42       $1.66         304,737
                2011...     $1.47       $1.42         243,887
                2010...     $1.29       $1.47         163,605
                2009...     $1.02       $1.29          10,028
                2008...     $1.62       $1.02          12,256
                2007...     $1.69       $1.62          21,075
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.51       $1.70              --
                2015...     $1.57       $1.51              --
                2014...     $1.47       $1.57          21,314
                2013...     $1.20       $1.47              --
                2012...     $1.08       $1.20              --
                2011...     $1.12       $1.08          11,220
                2010...     $1.06       $1.12           2,248
                2009...     $0.80       $1.06              --
                2008...     $1.33       $0.80              --
                2007...     $1.00       $1.33              --
               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.27       $2.67          13,504
                2015...     $2.39       $2.27           3,535
                2014...     $2.21       $2.39           6,002
                2013...     $1.68       $2.21          56,009
                2012...     $1.49       $1.68          66,245
                2011...     $1.55       $1.49           5,737
                2010...     $1.41       $1.55           5,537
                2009...     $1.15       $1.41             988
                2008...     $1.73       $1.15             994
                2007...     $0.00       $1.73             864




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.27       $1.40         278,692
                2015...     $1.37       $1.27         313,315
                2014...     $1.37       $1.37         347,772
                2013...     $1.02       $1.37         433,371
                2012...     $0.91       $1.02         528,502
                2011...     $0.93       $0.91         582,152
                2010...     $0.74       $0.93         550,077
                2009...     $0.62       $0.74         363,919
                2008...     $0.92       $0.62          62,111
                2007...     $1.00       $0.92              --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.56       $2.45       1,598,966
                2015...     $2.84       $2.56       1,680,220
                2014...     $3.05       $2.84       1,728,017
                2013...     $2.48       $3.05       1,837,191
                2012...     $2.11       $2.48       1,943,044
                2011...     $2.31       $2.11       1,544,942
                2010...     $2.16       $2.31       1,253,616
                2009...     $1.76       $2.16          89,512
                2008...     $2.41       $1.76          83,907
                2007...     $1.70       $2.41          48,795
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.02       $2.03         193,816
                2015...     $2.06       $2.02         193,849
                2014...     $1.95       $2.06         153,738
                2013...     $1.60       $1.95         222,752
                2012...     $1.46       $1.60         241,472
                2011...     $1.43       $1.46          94,920
                2010...     $1.25       $1.43          35,552
                2009...     $1.12       $1.25           5,772
                2008...     $1.44       $1.12           5,801
                2007...     $1.29       $1.44           5,829
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.43       $2.48         491,854
                2015...     $2.49       $2.43         511,311
                2014...     $2.31       $2.49         560,384
                2013...     $1.76       $2.31         600,990
                2012...     $1.51       $1.76         127,564
                2011...     $1.51       $1.51          78,159
                2010...     $1.27       $1.51              --
                2009...     $1.04       $1.27              --
                2008...     $1.62       $1.04              --
                2007...     $1.00       $1.62              --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.07       $1.97         292,854
                2015...     $2.03       $2.07         350,685
                2014...     $2.05       $2.03         352,094
                2013...     $1.74       $2.05         370,159
                2012...     $1.50       $1.74         405,372
                2011...     $1.65       $1.50         300,847
                2010...     $1.46       $1.65         174,563
                2009...     $1.17       $1.46              --
                2008...     $2.05       $1.17              --
                2007...     $1.00       $2.05              --
               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.09       1,001,231
                2015...     $1.03       $0.95       1,044,847
                2014...     $1.03       $1.03       2,045,085
                2013...     $1.00       $1.03          88,261

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.50       $2.49         565,606
                2015...     $2.57       $2.50         576,593
                2014...     $2.57       $2.57         623,850
                2013...     $2.09       $2.57         766,929
                2012...     $1.88       $2.09       1,119,435
                2011...     $2.22       $1.88       1,043,117
                2010...     $1.97       $2.22       1,081,383
                2009...     $1.47       $1.97         630,710
                2008...     $2.58       $1.47         443,768
                2007...     $2.39       $2.58         327,940
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.90       $3.24          58,698
                2015...     $3.25       $2.90          57,565
                2014...     $3.36       $3.25          63,030
                2013...     $2.17       $3.36          72,448
                2012...     $1.98       $2.17          73,508
                2011...     $2.16       $1.98          81,062
                2010...     $1.56       $2.16          49,887
                2009...     $1.12       $1.56             372
                2008...     $2.19       $1.12             375
                2007...     $2.09       $2.19              --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.28       $2.38         192,742
                2015...     $2.46       $2.28         225,988
                2014...     $2.32       $2.46         252,214
                2013...     $1.82       $2.32         258,714
                2012...     $1.63       $1.82         258,590
                2011...     $1.66       $1.63         139,346
                2010...     $1.28       $1.66          75,252
                2009...     $0.89       $1.28             713
                2008...     $1.42       $0.89              --
                2007...     $1.00       $1.42              --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.87       $1.06         658,076
                2015...     $1.14       $0.87         673,464
                2014...     $1.33       $1.14         563,671
                2013...     $1.25       $1.33         587,532
                2012...     $1.25       $1.25         544,584
                2011...     $1.62       $1.25         429,200
                2010...     $1.41       $1.62         241,859
                2009...     $0.82       $1.41          38,775
                2008...     $2.17       $0.82         114,933
                2007...     $1.54       $2.17          18,147
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05         262,796
                2015...     $1.07       $1.05         258,985
                2014...     $1.05       $1.07         119,264
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06          49,843
                2015...     $1.07       $1.05         148,949
                2014...     $1.05       $1.07         157,087
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02         309,567
                2015...     $1.05       $1.03         310,550
                2014...     $1.04       $1.05          37,085
                2013...     $1.00       $1.04              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.33       $3.32        216,284
                2015...     $3.48       $3.33        235,866
                2014...     $3.44       $3.48        231,227
                2013...     $2.24       $3.44        276,709
                2012...     $1.78       $2.24        292,453
                2011...     $1.92       $1.78        227,388
                2010...     $1.73       $1.92        181,910
                2009...     $1.22       $1.73          1,741
                2008...     $1.88       $1.22         10,022
                2007...     $0.00       $1.88          8,752
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.72       $3.45        185,165
                2015...     $2.93       $2.72        195,890
                2014...     $2.78       $2.93        210,738
                2013...     $2.12       $2.78        237,077
                2012...     $1.82       $2.12        286,117
                2011...     $2.12       $1.82        273,424
                2010...     $1.70       $2.12        259,930
                2009...     $1.34       $1.70        187,424
                2008...     $1.84       $1.34        216,411
                2007...     $1.96       $1.84        194,115
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.03       $2.22        556,140
                2015...     $2.15       $2.03        571,337
                2014...     $1.97       $2.15        623,089
                2013...     $1.48       $1.97        700,139
                2012...     $1.27       $1.48        867,414
                2011...     $1.39       $1.27        895,014
                2010...     $1.19       $1.39         37,889
                2009...     $0.95       $1.19          1,889
                2008...     $1.47       $0.95             --
                2007...     $1.00       $1.47             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.17       $2.22        368,105
                2015...     $2.19       $2.17        361,422
                2014...     $2.06       $2.19        382,317
                2013...     $1.75       $2.06        422,154
                2012...     $1.57       $1.75        310,506
                2011...     $1.57       $1.57        306,633
                2010...     $1.48       $1.57        281,484
                2009...     $1.20       $1.48         84,884
                2008...     $1.45       $1.20             --
                2007...     $1.00       $1.45             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98         48,691
                2015...     $1.00       $0.98         17,534
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $3.00       $3.01         84,459
                2015...     $2.72       $3.00        118,040
                2014...     $2.55       $2.72        102,437
                2013...     $1.98       $2.55        125,959
                2012...     $1.63       $1.98         96,097
                2011...     $1.78       $1.63         98,411
                2010...     $1.70       $1.78         66,572
                2009...     $1.18       $1.70         22,919
                2008...     $2.16       $1.18         28,576
                2007...     $1.61       $2.16         22,961

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.45       $2.25         297,447
                2015...     $2.73       $2.45         278,844
                2014...     $3.16       $2.73         277,809
                2013...     $2.81       $3.16         342,341
                2012...     $2.52       $2.81         420,496
                2011...     $3.79       $2.52         434,419
                2010...     $3.08       $3.79         380,983
                2009...     $1.75       $3.08         369,204
                2008...     $3.73       $1.75         312,169
                2007...     $2.96       $3.73         200,109
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.29       $1.51         302,921
                2015...     $1.37       $1.29         313,691
                2014...     $1.28       $1.37         352,229
                2013...     $1.03       $1.28         408,414
                2012...     $0.95       $1.03         421,688
                2011...     $1.00       $0.95         425,967
                2010...     $0.88       $1.00         350,716
                2009...     $0.67       $0.88         172,523
                2008...     $0.95       $0.67          27,098
                2007...     $1.00       $0.95              --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.06       $2.12              --
                2015...     $2.01       $2.06              --
                2014...     $1.88       $2.01              --
                2013...     $1.39       $1.88           8,692
                2012...     $1.22       $1.39           9,851
                2011...     $1.32       $1.22           9,682
                2010...     $1.04       $1.32          10,026
                2009...     $0.75       $1.04              --
                2008...     $1.57       $0.75              --
                2007...     $1.00       $1.57              --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98          41,528
                2015...     $1.00       $0.96              --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.61       $0.64       1,281,897
                2015...     $0.70       $0.61         694,753
                2014...     $0.74       $0.70         686,767
                2013...     $0.76       $0.74         705,346
                2012...     $0.65       $0.76         770,789
                2011...     $0.81       $0.65         687,924
                2010...     $0.69       $0.81         457,964
                2009...     $0.41       $0.69         143,169
                2008...     $0.97       $0.41          13,349
                2007...     $1.00       $0.97           2,705
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.99       $1.09         187,468
                2015...     $1.04       $0.99         164,441
                2014...     $1.01       $1.04         169,129
                2013...     $0.87       $1.01         215,919
                2012...     $0.78       $0.87         225,487
                2011...     $0.83       $0.78         498,985
                2010...     $0.73       $0.83         491,389
                2009...     $0.58       $0.73         471,127
                2008...     $0.94       $0.58              --
                2007...     $1.00       $0.94              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.08       $1.16       1,445,521
                2015...     $1.13       $1.08       1,697,209
                2014...     $1.10       $1.13       2,367,313
                2013...     $1.00       $1.10       2,865,620
                2012...     $0.91       $1.00       2,805,015
                2011...     $0.94       $0.91       2,091,582
                2010...     $0.85       $0.94       1,647,188
                2009...     $0.73       $0.85       1,590,284
                2008...     $0.97       $0.73         401,334
                2007...     $1.00       $0.97         385,940
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.08       $1.11         827,490
                2015...     $1.11       $1.08         754,525
                2014...     $1.10       $1.11         746,867
                2013...     $1.09       $1.10       1,492,306
                2012...     $1.06       $1.09       1,902,209
                2011...     $1.04       $1.06       1,783,969
                2010...     $0.99       $1.04       1,576,963
                2009...     $0.93       $0.99       1,121,699
                2008...     $1.00       $0.93          10,466
                2007...     $1.00       $1.00              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.04       $1.13          19,469
                2015...     $1.09       $1.04         163,436
                2014...     $1.06       $1.09         164,051
                2013...     $0.92       $1.06         204,446
                2012...     $0.83       $0.92         210,000
                2011...     $0.88       $0.83         178,532
                2010...     $0.78       $0.88         168,084
                2009...     $0.64       $0.78         436,751
                2008...     $0.95       $0.64              --
                2007...     $1.00       $0.95              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.08       $1.13         724,728
                2015...     $1.11       $1.08         788,516
                2014...     $1.10       $1.11       1,614,403
                2013...     $1.04       $1.10       1,922,256
                2012...     $0.98       $1.04       2,715,560
                2011...     $0.98       $0.98       2,166,079
                2010...     $0.91       $0.98       1,659,550
                2009...     $0.83       $0.91       1,436,199
                2008...     $0.99       $0.83         330,174
                2007...     $1.00       $0.99              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.33       $1.43          29,607
                2015...     $1.36       $1.33          22,163
                2014...     $1.26       $1.36          14,066
                2013...     $0.93       $1.26          15,909
                2012...     $0.85       $0.93          19,165
                2011...     $0.90       $0.85           2,974
                2010...     $0.74       $0.90              --
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00       $0.96              --

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.91       $2.79         124,171
                2015...     $2.87       $2.91         127,802
                2014...     $3.15       $2.87         138,701
                2013...     $2.54       $3.15         123,808
                2012...     $2.13       $2.54          28,433
                2011...     $2.34       $2.13          29,088
                2010...     $2.07       $2.34         150,756
                2009...     $1.52       $2.07           3,368
                2008...     $2.71       $1.52           3,383
                2007...     $2.44       $2.71           3,398
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.40       $1.63          57,860
                2015...     $1.52       $1.40          56,793
                2014...     $1.38       $1.52          58,438
                2013...     $1.00       $1.38          95,931
                2012...     $0.86       $1.00          81,502
                2011...     $0.90       $0.86          48,019
                2010...     $0.74       $0.90          26,043
                2009...     $0.55       $0.74              --
                2008...     $0.91       $0.55              --
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.01       $1.07          75,669
                2015...     $1.08       $1.01          84,914
                2014...     $1.04       $1.08          83,904
                2013...     $1.00       $1.04          32,295
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.01       $1.00       2,937,835
                2015...     $1.02       $1.01       3,031,076
                2014...     $1.03       $1.02       3,141,760
                2013...     $1.05       $1.03       3,325,245
                2012...     $1.01       $1.05       3,484,410
                2011...     $1.01       $1.01       2,365,249
                2010...     $1.00       $1.01         539,663
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.10       $1.11       3,968,682
                2015...     $1.12       $1.10       4,865,959
                2014...     $1.09       $1.12       5,022,600
                2013...     $1.13       $1.09       5,202,224
                2012...     $1.05       $1.13       3,670,496
                2011...     $1.03       $1.05       1,813,976
                2010...     $1.00       $1.03       2,255,073
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $2.01       $2.25          11,752
                2015...     $2.11       $2.01          11,984
                2014...     $1.91       $2.11          14,076
                2013...     $1.46       $1.91          13,007
                2012...     $1.25       $1.46          13,572
                2011...     $1.24       $1.25             805
                2010...     $1.12       $1.24              --
                2009...     $0.88       $1.12              --
                2008...     $1.63       $0.88              --
                2007...     $1.00       $1.63              --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.84       $2.09          25,364
                2015...     $2.03       $1.84          18,555
                2014...     $1.86       $2.03           2,446
                2013...     $1.39       $1.86              --
                2012...     $1.19       $1.39              --
                2011...     $1.27       $1.19              --
                2010...     $1.13       $1.27              --
                2009...     $0.88       $1.13              --
                2008...     $1.46       $0.88              --
                2007...     $1.00       $1.46              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.06       $2.08          25,325
                2015...     $2.23       $2.06          30,580
                2014...     $2.06       $2.23          17,373
                2013...     $1.46       $2.06          14,593
                2012...     $1.30       $1.46         621,318
                2011...     $1.61       $1.30         565,634
                2010...     $1.35       $1.61           8,776
                2009...     $0.84       $1.35              --
                2008...     $1.36       $0.84              --
                2007...     $1.00       $1.36              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.74       $1.67          17,920
                2015...     $1.77       $1.74          16,821
                2014...     $1.93       $1.77          18,862
                2013...     $1.53       $1.93          19,537
                2012...     $1.28       $1.53          26,176
                2011...     $1.56       $1.28          34,379
                2010...     $1.45       $1.56          45,232
                2009...     $1.18       $1.45          42,552
                2008...     $2.14       $1.18          47,788
                2007...     $2.01       $2.14          40,790
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.33       $2.47           3,167
                2015...     $2.37       $2.33           3,135
                2014...     $2.12       $2.37           3,259
                2013...     $1.58       $2.12           3,668
                2012...     $1.38       $1.58           4,373
                2011...     $1.48       $1.38          24,090
                2010...     $1.26       $1.48           1,077
                2009...     $0.97       $1.26              --
                2008...     $1.60       $0.97              --
                2007...     $1.00       $1.60              --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.28       $1.32       2,060,807
                2015...     $1.30       $1.28       1,995,191
                2014...     $1.24       $1.30       2,101,400
                2013...     $1.27       $1.24       2,522,527
                2012...     $1.20       $1.27       3,838,233
                2011...     $1.13       $1.20       3,587,538
                2010...     $1.05       $1.13       3,751,890
                2009...     $0.93       $1.05       2,462,967
                2008...     $1.09       $0.93       1,637,426
                2007...     $1.08       $1.09       1,313,297
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.15         511,208
                2015...     $1.13       $1.07         456,273
                2014...     $1.06       $1.13         642,015
                2013...     $1.00       $1.06         460,582
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.94       $0.92         457,656
                2015...     $0.96       $0.94       1,618,362
                2014...     $0.97       $0.96         536,232
                2013...     $0.99       $0.97         579,171
                2012...     $1.00       $0.99         862,782
                2011...     $1.02       $1.00         837,905
                2010...     $1.04       $1.02       1,232,315
                2009...     $1.05       $1.04         490,108
                2008...     $1.05       $1.05         568,691
                2007...     $1.02       $1.05         490,622

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.88       $3.41         373,667
                2015...     $3.01       $2.88         405,218
                2014...     $2.80       $3.01         439,523
                2013...     $2.15       $2.80         547,852
                2012...     $1.86       $2.15         714,125
                2011...     $1.94       $1.86         653,878
                2010...     $1.56       $1.94         674,517
                2009...     $1.16       $1.56         600,643
                2008...     $1.87       $1.16         433,048
                2007...     $1.77       $1.87         295,795
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.21       $2.42         206,244
                2015...     $2.23       $2.21         235,099
                2014...     $2.00       $2.23         249,802
                2013...     $1.55       $2.00         288,407
                2012...     $1.36       $1.55         281,830
                2011...     $1.36       $1.36          78,176
                2010...     $1.21       $1.36          48,915
                2009...     $0.98       $1.21          10,864
                2008...     $1.58       $0.98           3,346
                2007...     $0.00       $1.58           3,052
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.41       $1.43       1,116,644
                2015...     $1.49       $1.41       1,075,590
                2014...     $1.49       $1.49       1,139,615
                2013...     $1.52       $1.49       1,432,271
                2012...     $1.33       $1.52       1,400,710
                2011...     $1.36       $1.33       1,110,474
                2010...     $1.21       $1.36         962,795
                2009...     $1.05       $1.21         573,666
                2008...     $1.02       $1.05         379,601
                2007...     $0.95       $1.02         360,983
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02         166,291
                2015...     $1.00       $1.00              --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.15       $1.14         387,901
                2015...     $1.13       $1.15         436,356
                2014...     $1.09       $1.13         360,875
                2013...     $1.13       $1.09         393,042
                2012...     $1.11       $1.13         411,841
                2011...     $1.06       $1.11         369,302
                2010...     $1.00       $1.06         427,023
                2009...     $0.95       $1.00         357,814
                2008...     $1.10       $0.95         215,994
                2007...     $1.09       $1.10         149,877
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.14       $3.23         214,007
                2015...     $3.04       $3.14         212,141
                2014...     $2.37       $3.04         239,481
                2013...     $2.38       $2.37         321,927
                2012...     $2.06       $2.38         347,482
                2011...     $1.98       $2.06         337,040
                2010...     $1.56       $1.98         341,469
                2009...     $1.28       $1.56         313,206
                2008...     $2.04       $1.28         209,649
                2007...     $2.46       $2.04         148,887
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.27       $2.25       1,062,655
                2015...     $2.16       $2.27       1,127,248
                2014...     $1.94       $2.16       1,284,368
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.89       $2.26         215,857
                2015...     $2.00       $1.89         246,100
                2014...     $1.87       $2.00         298,351




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.73       $2.82         167,572
                2015...     $2.75       $2.73         211,536
                2014...     $2.50       $2.75         226,362
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.44       $2.66         999,344
                2015...     $2.54       $2.44       1,068,116
                2014...     $2.37       $2.54       1,159,157
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.07       $2.39          36,546
                2015...     $2.62       $2.07          53,124
                2014...     $2.91       $2.62          40,890
                2013...     $2.98       $2.91          51,012
                2012...     $2.68       $2.98         104,437
                2011...     $3.24       $2.68         109,945
                2010...     $2.80       $3.24         111,152
                2009...     $1.65       $2.80          44,089
                2008...     $3.55       $1.65          53,013
                2007...     $2.80       $3.55          48,753
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07         724,038
                2015...     $1.10       $1.03         743,461
                2014...     $1.08       $1.10         973,960
                2013...     $1.02       $1.08       1,179,857
                2012...     $1.00       $1.02       1,191,005
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.97       $1.00          41,149
                2015...     $1.04       $0.97          39,727
                2014...     $1.03       $1.04          38,104
                2013...     $1.00       $1.03              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07       1,004,092
                2015...     $1.15       $1.03       1,192,874
                2014...     $1.16       $1.15       1,293,744
                2013...     $1.01       $1.16       1,165,495
                2012...     $1.00       $1.01       1,066,289
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.09         169,972
                2015...     $1.14       $1.05         226,937
                2014...     $1.12       $1.14         914,499
                2013...     $1.02       $1.12         826,208
                2012...     $1.00       $1.02         263,045


1.70% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.06       7,643,647
                2015...     $1.07       $1.04       7,817,214
                2014...     $1.04       $1.07       3,990,413
                2013...     $1.00       $1.04       1,539,191
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.57       $0.55          17,111
                2015...     $0.56       $0.57          28,307
                2014...     $0.61       $0.56          27,767
                2013...     $0.51       $0.61          27,906
                2012...     $0.45       $0.51          34,417
                2011...     $0.57       $0.45          41,450
                2010...     $0.56       $0.57          52,560
                2009...     $0.42       $0.56          41,281
                2008...     $0.92       $0.42          23,789
                2007...     $1.00       $0.92              --

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.03       $2.26         157,144
                2015...     $2.19       $2.03         126,608
                2014...     $1.99       $2.19         250,139
                2013...     $1.49       $1.99         272,457
                2012...     $1.33       $1.49         342,445
                2011...     $1.31       $1.33         344,442
                2010...     $1.17       $1.31         381,525
                2009...     $1.01       $1.17         403,425
                2008...     $1.58       $1.01         394,356
                2007...     $1.61       $1.58         432,846
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.15       $1.18       3,780,725
                2015...     $1.20       $1.15       4,171,214
                2014...     $1.18       $1.20       4,555,114
                2013...     $1.31       $1.18       4,255,979
                2012...     $1.25       $1.31       2,752,922
                2011...     $1.13       $1.25       2,438,497
                2010...     $1.10       $1.13       1,619,163
                2009...     $1.01       $1.10       1,173,217
                2008...     $1.05       $1.01         615,150
                2007...     $1.00       $1.05          19,618
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.93       $0.94         546,900
                2015...     $0.99       $0.93         388,697
                2014...     $0.99       $0.99         160,510
                2013...     $1.03       $0.99         101,953
                2012...     $0.99       $1.03         146,907
                2011...     $1.00       $0.99          96,435
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.34       $1.32         329,474
                2015...     $1.27       $1.34         247,932
                2014...     $1.27       $1.27         343,724
                2013...     $1.00       $1.27         118,082
                2012...     $0.83       $1.00          51,699
                2011...     $1.00       $0.83          41,206
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.11       $1.11         536,468
                2015...     $1.12       $1.11         453,460
                2014...     $1.12       $1.12         349,956
                2013...     $0.89       $1.12         159,921
                2012...     $0.76       $0.89          56,731
                2011...     $1.00       $0.76          30,625
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.44       $1.55       1,022,749
                2015...     $1.37       $1.44       1,175,213
                2014...     $1.28       $1.37       1,251,702
                2013...     $1.00       $1.28         985,402
                2012...     $0.87       $1.00          41,243
                2011...     $1.00       $0.87          10,073
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.49       $1.63       1,216,741
                2015...     $1.49       $1.49       1,187,488
                2014...     $1.37       $1.49       1,016,049
                2013...     $1.04       $1.37         657,143
                2012...     $0.90       $1.04          37,619
                2011...     $1.00       $0.90              --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.97       $0.99         695,280
                2015...     $1.09       $0.97         704,692
                2014...     $1.08       $1.09         657,503
                2013...     $0.90       $1.08         478,704
                2012...     $0.78       $0.90         127,864
                2011...     $1.00       $0.78          17,100




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.89       $0.92         523,574
                2015...     $0.93       $0.89         533,424
                2014...     $1.03       $0.93         446,016
                2013...     $0.94       $1.03         308,841
                2012...     $0.81       $0.94         120,949
                2011...     $1.00       $0.81          57,514
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.04       $1.03         286,927
                2015...     $1.04       $1.04         230,106
                2014...     $1.00       $1.04         259,238
                2013...     $1.05       $1.00         207,286
                2012...     $1.05       $1.05         101,026
                2011...     $1.00       $1.05          18,477
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99           5,810
                2015...     $1.00       $0.95           5,790
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.95       $2.26       2,918,344
                2015...     $2.07       $1.95       3,348,333
                2014...     $1.94       $2.07       4,137,536
                2013...     $1.55       $1.94       4,592,530
                2012...     $1.34       $1.55       5,018,272
                2011...     $1.36       $1.34       6,150,000
                2010...     $1.20       $1.36       7,698,907
                2009...     $0.94       $1.20       8,505,675
                2008...     $1.67       $0.94       8,747,907
                2007...     $1.68       $1.67       8,494,618
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.40       $3.74         826,640
                2015...     $3.51       $3.40         929,477
                2014...     $3.37       $3.51       1,205,144
                2013...     $2.52       $3.37       1,117,480
                2012...     $2.24       $2.52       1,091,920
                2011...     $2.56       $2.24       1,194,473
                2010...     $2.02       $2.56       1,471,922
                2009...     $1.47       $2.02       1,605,826
                2008...     $2.48       $1.47       1,701,352
                2007...     $2.19       $2.48       2,074,486
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.94       $2.21         166,760
                2015...     $2.07       $1.94         200,363
                2014...     $1.97       $2.07         258,225
                2013...     $1.56       $1.97         302,921
                2012...     $1.39       $1.56         328,011
                2011...     $1.43       $1.39         407,873
                2010...     $1.31       $1.43         505,323
                2009...     $1.05       $1.31         480,939
                2008...     $1.71       $1.05         609,661
                2007...     $1.68       $1.71         701,514
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.27       $1.63       1,883,056
                2015...     $1.40       $1.27       1,607,977
                2014...     $1.41       $1.40       1,693,440
                2013...     $1.06       $1.41       1,288,681
                2012...     $0.91       $1.06         477,300
                2011...     $0.96       $0.91         503,290
                2010...     $0.76       $0.96         544,516
                2009...     $0.60       $0.76         570,254
                2008...     $0.91       $0.60         253,515
                2007...     $1.00       $0.91          43,289

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.43       $2.49         163,814
                2015...     $2.54       $2.43         183,414
                2014...     $2.41       $2.54         212,229
                2013...     $1.77       $2.41         312,298
                2012...     $1.63       $1.77         303,981
                2011...     $1.74       $1.63         318,261
                2010...     $1.38       $1.74         433,911
                2009...     $0.98       $1.38         503,254
                2008...     $1.73       $0.98         454,301
                2007...     $1.59       $1.73         593,559
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.01       7,190,598
                2015...     $1.06       $0.98       8,654,814
                2014...     $1.04       $1.06       5,718,407
                2013...     $1.00       $1.04       2,611,995
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.02       $1.01       2,657,097
                2015...     $1.04       $1.02       2,569,911
                2014...     $1.06       $1.04       2,568,295
                2013...     $1.07       $1.06       2,177,542
                2012...     $1.06       $1.07         362,855
                2011...     $1.02       $1.06         297,501
                2010...     $1.00       $1.02         100,721
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.29       $1.46         383,654
                2015...     $1.45       $1.29         417,288
                2014...     $1.35       $1.45         517,497
                2013...     $1.02       $1.35         180,997
                2012...     $0.89       $1.02          57,897
                2011...     $0.90       $0.89          33,251
                2010...     $0.75       $0.90          23,753
                2009...     $0.55       $0.75          18,947
                2008...     $0.95       $0.55           9,283
                2007...     $1.00       $0.95              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.18       $2.50       1,458,246
                2015...     $2.36       $2.18       1,512,701
                2014...     $2.20       $2.36       1,512,000
                2013...     $1.65       $2.20       1,367,235
                2012...     $1.41       $1.65         653,680
                2011...     $1.47       $1.41         747,503
                2010...     $1.29       $1.47         786,571
                2009...     $1.02       $1.29         813,756
                2008...     $1.62       $1.02         734,556
                2007...     $1.68       $1.62         804,689
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.50       $1.69         189,166
                2015...     $1.56       $1.50         206,653
                2014...     $1.46       $1.56         173,844
                2013...     $1.19       $1.46         198,540
                2012...     $1.08       $1.19         217,225
                2011...     $1.12       $1.08         199,801
                2010...     $1.05       $1.12         214,079
                2009...     $0.80       $1.05         202,900
                2008...     $1.33       $0.80         201,984
                2007...     $1.32       $1.33         265,686




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.26       $2.65          81,707
                2015...     $2.37       $2.26          86,533
                2014...     $2.20       $2.37          87,550
                2013...     $1.67       $2.20         147,899
                2012...     $1.49       $1.67         172,778
                2011...     $1.55       $1.49         225,396
                2010...     $1.40       $1.55         276,955
                2009...     $1.15       $1.40         295,732
                2008...     $1.72       $1.15         302,833
                2007...     $1.71       $1.72         246,442
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.27       $1.40         685,349
                2015...     $1.37       $1.27         740,646
                2014...     $1.36       $1.37         792,198
                2013...     $1.01       $1.36         864,253
                2012...     $0.91       $1.01         551,481
                2011...     $0.93       $0.91         558,652
                2010...     $0.74       $0.93         616,835
                2009...     $0.62       $0.74         569,256
                2008...     $0.92       $0.62         211,522
                2007...     $1.00       $0.92              --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.54       $2.44       1,560,052
                2015...     $2.82       $2.54       1,955,361
                2014...     $3.03       $2.82       2,590,828
                2013...     $2.46       $3.03       3,286,385
                2012...     $2.10       $2.46       3,229,659
                2011...     $2.30       $2.10       3,555,324
                2010...     $2.16       $2.30       4,023,092
                2009...     $1.75       $2.16       3,901,747
                2008...     $2.41       $1.75       3,593,434
                2007...     $1.70       $2.41       3,105,702
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.01       $2.02         910,293
                2015...     $2.05       $2.01         987,656
                2014...     $1.94       $2.05         978,976
                2013...     $1.59       $1.94       1,135,378
                2012...     $1.45       $1.59       1,189,149
                2011...     $1.43       $1.45       1,144,572
                2010...     $1.24       $1.43       1,390,166
                2009...     $1.11       $1.24       1,539,525
                2008...     $1.44       $1.11       1,949,620
                2007...     $1.28       $1.44       2,252,042
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.42       $2.47         939,403
                2015...     $2.48       $2.42       1,033,929
                2014...     $2.30       $2.48         998,025
                2013...     $1.75       $2.30         775,193
                2012...     $1.50       $1.75         133,346
                2011...     $1.50       $1.50         144,692
                2010...     $1.26       $1.50         159,449
                2009...     $1.04       $1.26         155,861
                2008...     $1.62       $1.04         137,943
                2007...     $1.44       $1.62         120,061
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.05       $1.96       1,119,103
                2015...     $2.02       $2.05       1,102,182
                2014...     $2.03       $2.02       1,203,608
                2013...     $1.74       $2.03       1,177,314
                2012...     $1.50       $1.74         471,638
                2011...     $1.64       $1.50         466,914
                2010...     $1.45       $1.64         482,144
                2009...     $1.17       $1.45         429,053
                2008...     $2.05       $1.17         427,178
                2007...     $1.72       $2.05         412,642

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.08       3,141,272
                2015...     $1.03       $0.95       3,420,522
                2014...     $1.03       $1.03       3,638,575
                2013...     $1.00       $1.03         694,392
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.48       $2.47       2,614,338
                2015...     $2.55       $2.48       2,828,692
                2014...     $2.56       $2.55       3,310,929
                2013...     $2.08       $2.56       3,757,037
                2012...     $1.87       $2.08       4,097,838
                2011...     $2.21       $1.87       4,449,216
                2010...     $1.97       $2.21       5,091,255
                2009...     $1.46       $1.97       5,614,915
                2008...     $2.57       $1.46       5,847,589
                2007...     $2.38       $2.57       5,916,778
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.88       $3.21         189,974
                2015...     $3.23       $2.88         201,225
                2014...     $3.34       $3.23         295,331
                2013...     $2.16       $3.34         283,770
                2012...     $1.97       $2.16          77,089
                2011...     $2.15       $1.97          91,953
                2010...     $1.55       $2.15         202,606
                2009...     $1.12       $1.55         110,218
                2008...     $2.19       $1.12         132,054
                2007...     $2.09       $2.19         169,485
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.27       $2.37         909,555
                2015...     $2.45       $2.27         949,809
                2014...     $2.31       $2.45       1,019,538
                2013...     $1.81       $2.31         886,026
                2012...     $1.62       $1.81         175,140
                2011...     $1.66       $1.62         106,783
                2010...     $1.28       $1.66          62,588
                2009...     $0.89       $1.28          55,146
                2008...     $1.42       $0.89          32,032
                2007...     $1.28       $1.42          31,357
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.86       $1.05       2,611,120
                2015...     $1.13       $0.86       2,230,002
                2014...     $1.32       $1.13       1,926,016
                2013...     $1.25       $1.32       1,818,367
                2012...     $1.25       $1.25       2,065,290
                2011...     $1.61       $1.25       2,472,360
                2010...     $1.40       $1.61       2,543,827
                2009...     $0.82       $1.40       2,724,862
                2008...     $2.17       $0.82       2,131,965
                2007...     $1.54       $2.17       1,920,285
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.05       6,020,667
                2015...     $1.07       $1.04       6,883,822
                2014...     $1.05       $1.07       4,098,887
                2013...     $1.00       $1.05         137,688
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.06       1,493,364
                2015...     $1.07       $1.05       1,477,332
                2014...     $1.05       $1.07       1,221,972
                2013...     $1.00       $1.05         309,501




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02         273,579
                2015...     $1.05       $1.03         302,142
                2014...     $1.04       $1.05         244,139
                2013...     $1.00       $1.04          83,598
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.31       $3.30         626,507
                2015...     $3.46       $3.31       1,179,762
                2014...     $3.42       $3.46         904,487
                2013...     $2.23       $3.42       1,516,444
                2012...     $1.77       $2.23         968,803
                2011...     $1.91       $1.77       1,039,924
                2010...     $1.72       $1.91       1,066,361
                2009...     $1.22       $1.72       1,149,233
                2008...     $1.88       $1.22       1,147,429
                2007...     $1.53       $1.88       1,086,494
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.70       $3.43       1,240,194
                2015...     $2.91       $2.70       1,113,598
                2014...     $2.77       $2.91       1,395,843
                2013...     $2.11       $2.77       1,435,870
                2012...     $1.81       $2.11       1,418,227
                2011...     $2.11       $1.81       1,672,658
                2010...     $1.70       $2.11       1,939,024
                2009...     $1.34       $1.70       2,220,067
                2008...     $1.84       $1.34       2,388,572
                2007...     $1.95       $1.84       2,790,209
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.02       $2.21       1,141,671
                2015...     $2.14       $2.02       1,242,327
                2014...     $1.96       $2.14       1,264,305
                2013...     $1.47       $1.96       1,153,287
                2012...     $1.26       $1.47         408,370
                2011...     $1.38       $1.26         498,631
                2010...     $1.19       $1.38         533,621
                2009...     $0.95       $1.19         592,036
                2008...     $1.46       $0.95         679,301
                2007...     $1.46       $1.46         803,159
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.15       $2.21         528,529
                2015...     $2.18       $2.15         409,056
                2014...     $2.05       $2.18         318,750
                2013...     $1.74       $2.05         311,956
                2012...     $1.56       $1.74         321,228
                2011...     $1.57       $1.56         317,796
                2010...     $1.47       $1.57         304,196
                2009...     $1.19       $1.47         287,279
                2008...     $1.45       $1.19         252,861
                2007...     $1.33       $1.45         263,893
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98       1,084,560
                2015...     $1.00       $0.98         486,966
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.98       $2.99         844,472
                2015...     $2.71       $2.98       1,058,182
                2014...     $2.54       $2.71       1,123,991
                2013...     $1.97       $2.54       1,218,910
                2012...     $1.62       $1.97       1,078,526
                2011...     $1.77       $1.62       1,179,762
                2010...     $1.69       $1.77       1,478,463
                2009...     $1.18       $1.69       1,531,184
                2008...     $2.15       $1.18       1,651,669
                2007...     $1.60       $2.15       1,058,134

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.43       $2.23       1,369,532
                2015...     $2.72       $2.43       1,359,098
                2014...     $3.14       $2.72       1,566,791
                2013...     $2.80       $3.14       1,736,881
                2012...     $2.51       $2.80       1,845,277
                2011...     $3.78       $2.51       1,880,530
                2010...     $3.07       $3.78       2,106,000
                2009...     $1.75       $3.07       2,446,830
                2008...     $3.72       $1.75       2,610,105
                2007...     $2.95       $3.72       2,342,865
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.29       $1.50       1,220,850
                2015...     $1.36       $1.29       1,178,132
                2014...     $1.28       $1.36       1,152,614
                2013...     $1.03       $1.28       1,188,986
                2012...     $0.95       $1.03         536,989
                2011...     $0.99       $0.95         522,756
                2010...     $0.88       $0.99         579,135
                2009...     $0.67       $0.88         478,178
                2008...     $0.95       $0.67         155,168
                2007...     $1.00       $0.95              --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.05       $2.11          20,140
                2015...     $2.00       $2.05          79,668
                2014...     $1.87       $2.00          16,830
                2013...     $1.39       $1.87          16,816
                2012...     $1.21       $1.39          19,375
                2011...     $1.31       $1.21          20,182
                2010...     $1.03       $1.31          24,029
                2009...     $0.74       $1.03          37,393
                2008...     $1.57       $0.74          39,266
                2007...     $1.45       $1.57          31,674
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98         626,440
                2015...     $1.00       $0.96         303,241
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.61       $0.64       2,640,675
                2015...     $0.70       $0.61       2,462,100
                2014...     $0.74       $0.70       2,501,966
                2013...     $0.76       $0.74       1,932,110
                2012...     $0.65       $0.76         638,384
                2011...     $0.80       $0.65         580,206
                2010...     $0.69       $0.80         539,422
                2009...     $0.41       $0.69         492,094
                2008...     $0.97       $0.41         258,573
                2007...     $1.00       $0.97         113,172
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.99       $1.08         286,575
                2015...     $1.04       $0.99         290,926
                2014...     $1.01       $1.04         461,509
                2013...     $0.87       $1.01         256,902
                2012...     $0.77       $0.87         274,234
                2011...     $0.83       $0.77         361,425
                2010...     $0.73       $0.83         211,118
                2009...     $0.58       $0.73         181,671
                2008...     $0.94       $0.58              --
                2007...     $1.00       $0.94          26,859




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.08       $1.15       3,689,340
                2015...     $1.12       $1.08       2,942,005
                2014...     $1.09       $1.12       3,014,894
                2013...     $0.99       $1.09       3,686,451
                2012...     $0.91       $0.99       2,676,320
                2011...     $0.94       $0.91       2,853,952
                2010...     $0.85       $0.94       2,899,323
                2009...     $0.73       $0.85       2,949,212
                2008...     $0.97       $0.73       1,857,719
                2007...     $1.00       $0.97         583,999
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.08       $1.11         820,810
                2015...     $1.11       $1.08         419,907
                2014...     $1.10       $1.11         346,994
                2013...     $1.09       $1.10         724,176
                2012...     $1.05       $1.09         427,475
                2011...     $1.04       $1.05         591,417
                2010...     $0.99       $1.04         524,262
                2009...     $0.93       $0.99         249,450
                2008...     $1.01       $0.93          99,512
                2007...     $1.00       $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.04       $1.12       1,142,610
                2015...     $1.08       $1.04       1,417,015
                2014...     $1.05       $1.08       1,433,698
                2013...     $0.92       $1.05       1,454,512
                2012...     $0.83       $0.92       1,426,284
                2011...     $0.88       $0.83       1,566,232
                2010...     $0.78       $0.88       1,907,584
                2009...     $0.64       $0.78       2,019,841
                2008...     $0.95       $0.64         378,264
                2007...     $1.00       $0.95          55,761
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.07       $1.12       1,136,260
                2015...     $1.11       $1.07       1,260,424
                2014...     $1.09       $1.11       1,631,655
                2013...     $1.04       $1.09       1,919,542
                2012...     $0.98       $1.04         627,235
                2011...     $0.98       $0.98         588,780
                2010...     $0.98       $0.98         621,598
                2009...     $0.82       $0.91         640,071
                2008...     $0.99       $0.82         213,333
                2007...     $1.00       $0.99         149,746
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.32       $1.43         364,376
                2015...     $1.36       $1.32         316,641
                2014...     $1.25       $1.36         443,633
                2013...     $0.93       $1.25         287,560
                2012...     $0.85       $0.93         140,959
                2011...     $0.89       $0.85         147,241
                2010...     $0.74       $0.89         161,551
                2009...     $0.57       $0.74          73,573
                2008...     $0.96       $0.57          19,953
                2007...     $1.00       $0.96              --

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.89       $2.77       1,098,155
                2015...     $2.86       $2.89       1,106,310
                2014...     $3.13       $2.86       1,165,319
                2013...     $2.53       $3.13         883,528
                2012...     $2.12       $2.53         345,142
                2011...     $2.33       $2.12         359,512
                2010...     $2.07       $2.33         416,005
                2009...     $1.51       $2.07         481,394
                2008...     $2.70       $1.51         428,481
                2007...     $2.43       $2.70         501,778
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.40       $1.62         135,161
                2015...     $1.51       $1.40         179,503
                2014...     $1.38       $1.51         155,765
                2013...     $1.00       $1.38          90,108
                2012...     $0.86       $1.00          53,392
                2011...     $0.90       $0.86          46,761
                2010...     $0.74       $0.90           9,969
                2009...     $0.55       $0.74          22,985
                2008...     $0.91       $0.55              --
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.06       4,702,572
                2015...     $1.08       $1.00       4,786,669
                2014...     $1.04       $1.08       3,086,144
                2013...     $1.00       $1.04       1,584,546
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.00       $1.00       4,566,068
                2015...     $1.02       $1.00       4,931,003
                2014...     $1.03       $1.02       5,163,466
                2013...     $1.05       $1.03       4,428,461
                2012...     $1.01       $1.05       1,626,675
                2011...     $1.01       $1.01       1,199,470
                2010...     $1.00       $1.01         533,849
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.10       $1.11       8,823,738
                2015...     $1.11       $1.10       9,912,819
                2014...     $1.09       $1.11      10,152,223
                2013...     $1.13       $1.09       8,672,899
                2012...     $1.05       $1.13       2,145,018
                2011...     $1.03       $1.05       2,013,007
                2010...     $1.00       $1.03       1,037,435
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $2.00       $2.24         157,792
                2015...     $2.10       $2.00         121,440
                2014...     $1.90       $2.10         151,957
                2013...     $1.46       $1.90         146,451
                2012...     $1.24       $1.46         259,934
                2011...     $1.24       $1.24         260,240
                2010...     $1.12       $1.24         244,464
                2009...     $0.88       $1.12         240,876
                2008...     $1.62       $0.88         252,441
                2007...     $1.73       $1.62         336,305
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.83       $2.07         258,680
                2015...     $2.02       $1.83         258,600
                2014...     $1.85       $2.02         208,678
                2013...     $1.39       $1.85         113,828
                2012...     $1.19       $1.39          67,988
                2011...     $1.26       $1.19          76,416
                2010...     $1.12       $1.26          80,691
                2009...     $0.88       $1.12          90,593
                2008...     $1.46       $0.88         186,655
                2007...     $1.58       $1.46         174,133




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.04       $2.06          88,106
                2015...     $2.21       $2.04          89,699
                2014...     $2.05       $2.21         208,870
                2013...     $1.45       $2.05         123,375
                2012...     $1.29       $1.45          66,683
                2011...     $1.60       $1.29          93,937
                2010...     $1.35       $1.60          68,528
                2009...     $0.84       $1.35          57,947
                2008...     $1.35       $0.84          56,429
                2007...     $1.30       $1.35          56,867
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.73       $1.66         232,791
                2015...     $1.76       $1.73         281,025
                2014...     $1.92       $1.76         345,188
                2013...     $1.53       $1.92         397,183
                2012...     $1.27       $1.53         448,259
                2011...     $1.56       $1.27         482,668
                2010...     $1.44       $1.56         602,272
                2009...     $1.18       $1.44         666,007
                2008...     $2.13       $1.18         716,816
                2007...     $2.00       $2.13         745,380
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.31       $2.45           3,611
                2015...     $2.36       $2.31           3,532
                2014...     $2.11       $2.36          83,414
                2013...     $1.58       $2.11           6,225
                2012...     $1.37       $1.58           6,804
                2011...     $1.47       $1.37          13,609
                2010...     $1.25       $1.47          17,856
                2009...     $0.96       $1.25          19,098
                2008...     $1.60       $0.96           8,678
                2007...     $1.54       $1.60           9,680
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.27       $1.31       9,245,705
                2015...     $1.29       $1.27       9,075,176
                2014...     $1.24       $1.29       9,580,182
                2013...     $1.27       $1.24       9,731,913
                2012...     $1.20       $1.27       9,144,768
                2011...     $1.13       $1.20      10,224,320
                2010...     $1.05       $1.13      12,689,412
                2009...     $0.92       $1.05      13,052,833
                2008...     $1.09       $0.92      13,151,431
                2007...     $1.08       $1.09      14,783,673
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.15      17,962,612
                2015...     $1.13       $1.07      18,739,467
                2014...     $1.06       $1.13       9,432,626
                2013...     $1.00       $1.06       2,679,719
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.93       $0.92       2,693,060
                2015...     $0.95       $0.93       1,564,530
                2014...     $0.97       $0.95       1,354,852
                2013...     $0.98       $0.97       1,587,098
                2012...     $1.00       $0.98       1,708,835
                2011...     $1.02       $1.00       1,664,182
                2010...     $1.03       $1.02       2,062,730
                2009...     $1.05       $1.03       2,261,693
                2008...     $1.05       $1.05       3,432,132
                2007...     $1.02       $1.05       2,850,683

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.87       $3.38       1,377,569
                2015...     $2.99       $2.87       1,339,236
                2014...     $2.79       $2.99       1,585,346
                2013...     $2.14       $2.79       1,865,570
                2012...     $1.85       $2.14       2,060,756
                2011...     $1.93       $1.85       2,613,441
                2010...     $1.56       $1.93       2,999,755
                2009...     $1.16       $1.56       3,328,733
                2008...     $1.86       $1.16       3,423,340
                2007...     $1.76       $1.86       3,156,883
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.20       $2.41       2,453,673
                2015...     $2.22       $2.20       2,541,398
                2014...     $1.99       $2.22       3,132,623
                2013...     $1.54       $1.99       3,186,469
                2012...     $1.36       $1.54       3,273,170
                2011...     $1.36       $1.36       3,430,246
                2010...     $1.21       $1.36       4,263,281
                2009...     $0.97       $1.21       4,517,710
                2008...     $1.58       $0.97       4,913,746
                2007...     $1.53       $1.58       5,173,379
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.40       $1.42       2,360,588
                2015...     $1.49       $1.40       2,446,383
                2014...     $1.49       $1.49       2,744,049
                2013...     $1.51       $1.49       2,896,112
                2012...     $1.33       $1.51       2,934,228
                2011...     $1.35       $1.33       2,807,591
                2010...     $1.21       $1.35       2,746,129
                2009...     $1.04       $1.21       2,440,397
                2008...     $1.02       $1.04       2,463,687
                2007...     $0.95       $1.02       2,347,660
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02       5,251,534
                2015...     $1.00       $1.00         256,968
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.14       $1.13       4,026,681
                2015...     $1.12       $1.14       3,826,376
                2014...     $1.08       $1.12       3,982,686
                2013...     $1.12       $1.08       4,067,447
                2012...     $1.10       $1.12       3,299,645
                2011...     $1.05       $1.10       3,395,856
                2010...     $1.00       $1.05       4,150,579
                2009...     $0.94       $1.00       4,324,404
                2008...     $1.10       $0.94       4,163,918
                2007...     $1.09       $1.10       5,085,179
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.12       $3.20       1,746,211
                2015...     $3.02       $3.12       1,696,574
                2014...     $2.36       $3.02       2,307,491
                2013...     $2.37       $2.36       2,018,867
                2012...     $2.05       $2.37       1,780,381
                2011...     $1.97       $2.05       2,149,912
                2010...     $1.56       $1.97       2,557,204
                2009...     $1.27       $1.56       2,916,401
                2008...     $2.03       $1.27       2,760,243
                2007...     $2.45       $2.03       2,777,457
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.25       $2.24       4,639,002
                2015...     $2.15       $2.25       4,923,628
                2014...     $1.93       $2.15       6,015,058
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.88       $2.24       1,265,756
                2015...     $1.99       $1.88       1,320,721
                2014...     $1.86       $1.99       1,400,367




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.72       $2.80       1,576,950
                2015...     $2.74       $2.72       1,790,978
                2014...     $2.48       $2.74       2,270,021
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.43       $2.64       2,998,502
                2015...     $2.52       $2.43       3,196,308
                2014...     $2.35       $2.52       3,810,993
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.06       $2.38         912,596
                2015...     $2.61       $2.06         965,949
                2014...     $2.89       $2.61         941,958
                2013...     $2.97       $2.89       1,083,144
                2012...     $2.67       $2.97       1,025,497
                2011...     $3.23       $2.67       1,174,323
                2010...     $2.79       $3.23       1,253,994
                2009...     $1.65       $2.79       1,376,597
                2008...     $3.54       $1.65       1,234,246
                2007...     $2.80       $3.54       1,252,016
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07         941,038
                2015...     $1.09       $1.03       1,043,267
                2014...     $1.08       $1.09       1,934,401
                2013...     $1.02       $1.08       2,327,353
                2012...     $1.00       $1.02         237,630
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $1.00       7,229,975
                2015...     $1.04       $0.96       7,150,301
                2014...     $1.03       $1.04       4,191,357
                2013...     $1.00       $1.03          36,595
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.07       6,941,223
                2015...     $1.15       $1.03       7,690,416
                2014...     $1.16       $1.15       9,024,217
                2013...     $1.01       $1.16       8,313,482
                2012...     $1.00       $1.01          32,655
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.05       $1.09       1,927,812
                2015...     $1.14       $1.05       2,111,709
                2014...     $1.12       $1.14       3,285,042
                2013...     $1.02       $1.12       3,702,593
                2012...     $1.00       $1.02         476,776


1.75% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.05          --
                2015...     $1.07       $1.04          --
                2014...     $1.04       $1.07          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.57       $0.55          --
                2015...     $0.56       $0.57          --
                2014...     $0.61       $0.56          --
                2013...     $0.51       $0.61          --
                2012...     $0.45       $0.51          --
                2011...     $0.57       $0.45          --
                2010...     $0.56       $0.57          --
                2009...     $0.92       $0.56          --
                2008...     $0.92       $0.42          --
                2007...     $1.00       $0.92          --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.02       $2.24          --
                2015...     $2.18       $2.02          --
                2014...     $1.98       $2.18          --
                2013...     $1.48       $1.98          --
                2012...     $1.32       $1.48          --
                2011...     $1.31       $1.32          --
                2010...     $1.17       $1.31          --
                2009...     $1.57       $1.17          --
                2008...     $1.57       $1.01          --
                2007...     $1.00       $1.57          --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.15       $1.18          --
                2015...     $1.20       $1.15          --
                2014...     $1.18       $1.20          --
                2013...     $1.31       $1.18          --
                2012...     $1.24       $1.31          --
                2011...     $1.13       $1.24          --
                2010...     $1.10       $1.13          --
                2009...     $1.05       $1.10          --
                2008...     $1.05       $1.01          --
                2007...     $1.00       $1.05          --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.93       $0.94          --
                2015...     $0.99       $0.93          --
                2014...     $0.99       $0.99          --
                2013...     $1.03       $0.99          --
                2012...     $0.99       $1.03          --
                2011...     $1.00       $0.99          --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.33       $1.32          --
                2015...     $1.27       $1.33          --
                2014...     $1.26       $1.27          --
                2013...     $1.00       $1.26          --
                2012...     $0.83       $1.00          --
                2011...     $1.00       $0.83          --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.10       $1.11          --
                2015...     $1.12       $1.10          --
                2014...     $1.12       $1.12          --
                2013...     $0.88       $1.12          --
                2012...     $0.76       $0.88          --
                2011...     $1.00       $0.76          --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.43       $1.54          --
                2015...     $1.37       $1.43          --
                2014...     $1.28       $1.37          --
                2013...     $1.00       $1.28          --
                2012...     $0.86       $1.00          --
                2011...     $1.00       $0.86          --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.48       $1.63          --
                2015...     $1.49       $1.48          --
                2014...     $1.37       $1.49          --
                2013...     $1.04       $1.37          --
                2012...     $0.90       $1.04          --
                2011...     $1.00       $0.90          --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.97       $0.98          --
                2015...     $1.03       $0.97          --
                2014...     $1.08       $1.03          --
                2013...     $0.90       $1.08          --
                2012...     $0.78       $0.90          --
                2011...     $1.00       $0.78          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.89       $0.92             --
                2015...     $0.93       $0.89             --
                2014...     $1.03       $0.93             --
                2013...     $0.94       $1.03             --
                2012...     $0.81       $0.94             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.03       $1.03             --
                2015...     $1.04       $1.03             --
                2014...     $1.00       $1.04             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.99             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.94       $2.24         26,740
                2015...     $2.06       $1.94         23,389
                2014...     $1.93       $2.06         29,336
                2013...     $1.54       $1.93         54,944
                2012...     $1.34       $1.54         59,952
                2011...     $1.35       $1.34         76,053
                2010...     $1.20       $1.35         93,165
                2009...     $1.67       $1.20        197,261
                2008...     $1.67       $0.94        214,985
                2007...     $1.68       $1.67        202,073
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.38       $3.71             --
                2015...     $3.49       $3.38             --
                2014...     $3.35       $3.49             --
                2013...     $2.51       $3.35             --
                2012...     $2.23       $2.51             --
                2011...     $2.55       $2.23             --
                2010...     $2.01       $2.55             --
                2009...     $2.47       $2.01          6,985
                2008...     $2.47       $1.47         14,464
                2007...     $2.18       $2.47         13,628
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.92       $2.20             --
                2015...     $2.06       $1.92             --
                2014...     $1.96       $2.06             --
                2013...     $1.55       $1.96             --
                2012...     $1.38       $1.55             --
                2011...     $1.42       $1.38             --
                2010...     $1.30       $1.42             --
                2009...     $1.71       $1.30             --
                2008...     $1.71       $1.05             --
                2007...     $1.00       $1.71             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.27       $1.62             --
                2015...     $1.39       $1.27             --
                2014...     $1.41       $1.39             --
                2013...     $1.05       $1.41             --
                2012...     $0.91       $1.05             --
                2011...     $0.96       $0.91             --
                2010...     $0.76       $0.96             --
                2009...     $0.91       $0.76             --
                2008...     $0.91       $0.60             --
                2007...     $1.00       $0.91             --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.42       $2.47            --
                2015...     $2.53       $2.42            --
                2014...     $2.39       $2.53            --
                2013...     $1.76       $2.39            --
                2012...     $1.62       $1.76            --
                2011...     $1.73       $1.62            --
                2010...     $1.38       $1.73            --
                2009...     $1.73       $1.38            --
                2008...     $1.73       $0.98            --
                2007...     $1.00       $1.73            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.01            --
                2015...     $1.06       $0.98            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.02       $1.01            --
                2015...     $1.04       $1.02            --
                2014...     $1.06       $1.04            --
                2013...     $1.07       $1.06            --
                2012...     $1.06       $1.07            --
                2011...     $1.02       $1.06            --
                2010...     $1.00       $1.02            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.29       $1.46            --
                2015...     $1.44       $1.29            --
                2014...     $1.34       $1.44            --
                2013...     $1.02       $1.34            --
                2012...     $0.89       $1.02            --
                2011...     $0.89       $0.89            --
                2010...     $0.89       $0.89            --
                2009...     $0.95       $0.75            --
                2008...     $0.95       $0.55            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.16       $2.49            --
                2015...     $2.35       $2.16            --
                2014...     $2.19       $2.35            --
                2013...     $1.64       $2.19            --
                2012...     $1.40       $1.64            --
                2011...     $1.46       $1.40            --
                2010...     $1.28       $1.46            --
                2009...     $1.61       $1.28         9,708
                2008...     $1.61       $1.02         9,761
                2007...     $1.68       $1.61         9,815
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.49       $1.68            --
                2015...     $1.55       $1.49            --
                2014...     $1.45       $1.55            --
                2013...     $1.18       $1.45            --
                2012...     $1.07       $1.18            --
                2011...     $1.11       $1.07            --
                2010...     $1.05       $1.11            --
                2009...     $1.32       $1.05            --
                2008...     $1.32       $0.80            --
                2007...     $1.00       $1.32            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.24       $2.63            --
                2015...     $2.36       $2.24            --
                2014...     $2.18       $2.36            --
                2013...     $1.66       $2.18            --
                2012...     $1.48       $1.66            --
                2011...     $1.54       $1.48            --
                2010...     $1.40       $1.54            --
                2009...     $1.72       $1.40            --
                2008...     $1.72       $1.15            --
                2007...     $1.00       $1.72            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.26       $1.39            --
                2015...     $1.36       $1.26            --
                2014...     $1.36       $1.36            --
                2013...     $1.01       $1.36            --
                2012...     $0.90       $1.01            --
                2011...     $0.93       $0.90            --
                2010...     $0.74       $0.93            --
                2009...     $0.92       $0.74            --
                2008...     $0.92       $0.62            --
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.53       $2.42            --
                2015...     $2.81       $2.53            --
                2014...     $3.02       $2.81            --
                2013...     $2.45       $3.02            --
                2012...     $2.09       $2.45            --
                2011...     $2.30       $2.09            --
                2010...     $2.15       $2.30            --
                2009...     $2.40       $2.15        13,569
                2008...     $2.40       $1.75        13,643
                2007...     $1.70       $2.40        13,719
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $2.00       $2.00            --
                2015...     $2.04       $2.00            --
                2014...     $1.93       $2.04            --
                2013...     $1.59       $1.93            --
                2012...     $1.45       $1.59            --
                2011...     $1.42       $1.45            --
                2010...     $1.24       $1.42            --
                2009...     $1.43       $1.24            --
                2008...     $1.43       $1.11            --
                2007...     $1.00       $1.43            --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.40       $2.45            --
                2015...     $2.46       $2.40            --
                2014...     $2.28       $2.46            --
                2013...     $1.74       $2.28            --
                2012...     $1.49       $1.74            --
                2011...     $1.50       $1.49            --
                2010...     $1.26       $1.50            --
                2009...     $1.61       $1.26            --
                2008...     $1.61       $1.03            --
                2007...     $1.44       $1.61         7,002
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.04       $1.94            --
                2015...     $2.01       $2.04            --
                2014...     $2.02       $2.01            --
                2013...     $1.73       $2.02            --
                2012...     $1.49       $1.73            --
                2011...     $1.64       $1.49            --
                2010...     $1.45       $1.64            --
                2009...     $2.05       $1.45            --
                2008...     $2.05       $1.16            --
                2007...     $1.00       $2.05            --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.08         33,402
                2015...     $1.03       $0.95         31,309
                2014...     $1.03       $1.03         32,733
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.47       $2.45         23,675
                2015...     $2.54       $2.47         20,306
                2014...     $2.54       $2.54         25,156
                2013...     $2.07       $2.54         39,209
                2012...     $1.86       $2.07         40,949
                2011...     $2.20       $1.86         43,848
                2010...     $1.96       $2.20         55,990
                2009...     $2.57       $1.96        102,590
                2008...     $2.57       $1.46        111,879
                2007...     $2.38       $2.57        110,540
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.87       $3.19             --
                2015...     $3.21       $2.87             --
                2014...     $3.33       $3.21             --
                2013...     $2.15       $3.33             --
                2012...     $1.96       $2.15             --
                2011...     $2.14       $1.96             --
                2010...     $1.55       $2.14             --
                2009...     $2.18       $1.55            797
                2008...     $2.18       $1.12            950
                2007...     $2.09       $2.18          1,102
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.26       $2.35             --
                2015...     $2.44       $2.26             --
                2014...     $2.30       $2.44             --
                2013...     $1.80       $2.30             --
                2012...     $1.61       $1.80             --
                2011...     $1.65       $1.61             --
                2010...     $1.28       $1.65             --
                2009...     $1.42       $1.28             --
                2008...     $1.42       $0.89             --
                2007...     $1.00       $1.42             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.86       $1.04             --
                2015...     $1.13       $0.86             --
                2014...     $1.32       $1.13             --
                2013...     $1.24       $1.32             --
                2012...     $1.24       $1.24             --
                2011...     $1.61       $1.24             --
                2010...     $1.40       $1.61             --
                2009...     $2.17       $1.40             --
                2008...     $2.17       $0.82             --
                2007...     $1.00       $2.17             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05             --
                2015...     $1.07       $1.05             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02            --
                2015...     $1.05       $1.03            --
                2014...     $1.04       $1.05            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.29       $3.28           746
                2015...     $3.44       $3.29            --
                2014...     $3.40       $3.44            --
                2013...     $2.22       $3.40            --
                2012...     $1.76       $2.22            --
                2011...     $1.90       $1.76            --
                2010...     $1.72       $1.90            --
                2009...     $1.87       $1.72         1,008
                2008...     $1.87       $1.22         1,201
                2007...     $1.53       $1.87         1,394
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.69       $3.40         9,276
                2015...     $2.90       $2.69         7,805
                2014...     $2.75       $2.90        10,206
                2013...     $2.10       $2.75        17,156
                2012...     $1.80       $2.10        19,241
                2011...     $2.10       $1.80        22,044
                2010...     $1.69       $2.10        28,032
                2009...     $1.84       $1.69        62,166
                2008...     $1.84       $1.33        80,852
                2007...     $1.95       $1.84        75,051
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.01       $2.19            --
                2015...     $2.13       $2.01            --
                2014...     $1.95       $2.13            --
                2013...     $1.47       $1.95            --
                2012...     $1.26       $1.47            --
                2011...     $1.38       $1.26            --
                2010...     $1.18       $1.38            --
                2009...     $1.46       $1.18            --
                2008...     $1.46       $0.95            --
                2007...     $1.00       $1.46            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.14       $2.19            --
                2015...     $2.17       $2.14            --
                2014...     $2.04       $2.17            --
                2013...     $1.73       $2.04            --
                2012...     $1.55       $1.73            --
                2011...     $1.56       $1.55            --
                2010...     $1.47       $1.56            --
                2009...     $1.44       $1.47            --
                2008...     $1.44       $1.19            --
                2007...     $1.00       $1.44            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98            --
                2015...     $1.00       $0.98            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.96       $2.97            --
                2015...     $2.69       $2.96            --
                2014...     $2.53       $2.69            --
                2013...     $1.96       $2.53            --
                2012...     $1.61       $1.96            --
                2011...     $1.76       $1.61            --
                2010...     $1.69       $1.76            --
                2009...     $2.15       $1.69         7,246
                2008...     $2.15       $1.18         7,286
                2007...     $1.60       $2.15         7,326

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.42       $2.22         8,226
                2015...     $2.70       $2.42         6,043
                2014...     $3.13       $2.70         6,650
                2013...     $2.78       $3.13        10,258
                2012...     $2.50       $2.78        10,449
                2011...     $3.76       $2.50        10,426
                2010...     $3.06       $3.76        12,331
                2009...     $3.71       $3.06        35,219
                2008...     $3.71       $1.74        60,845
                2007...     $2.95       $3.71        57,057
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.28       $1.50            --
                2015...     $1.36       $1.28            --
                2014...     $1.27       $1.36            --
                2013...     $1.03       $1.27            --
                2012...     $0.95       $1.03            --
                2011...     $0.99       $0.95            --
                2010...     $0.88       $0.99            --
                2009...     $0.95       $0.88            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.04       $2.10            --
                2015...     $1.99       $2.04            --
                2014...     $1.86       $1.99            --
                2013...     $1.38       $1.86            --
                2012...     $1.21       $1.38            --
                2011...     $1.31       $1.21            --
                2010...     $1.03       $1.31            --
                2009...     $1.56       $1.03            --
                2008...     $1.56       $0.74            --
                2007...     $1.45       $1.56         4,277
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.61       $0.64            --
                2015...     $0.69       $0.61            --
                2014...     $0.74       $0.69            --
                2013...     $0.76       $0.74            --
                2012...     $0.65       $0.76            --
                2011...     $0.80       $0.65            --
                2010...     $0.69       $0.80            --
                2009...     $0.97       $0.69            --
                2008...     $0.97       $0.41            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.99       $1.08            --
                2015...     $1.03       $0.99            --
                2014...     $1.01       $1.03            --
                2013...     $0.87       $1.01            --
                2012...     $0.77       $0.87            --
                2011...     $0.83       $0.77            --
                2010...     $0.73       $0.83            --
                2009...     $0.94       $0.73            --
                2008...     $0.94       $0.58            --
                2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.07       $1.15          --
                2015...     $1.12       $1.07          --
                2014...     $1.09       $1.12          --
                2013...     $0.99       $1.09          --
                2012...     $0.91       $0.99          --
                2011...     $0.93       $0.91          --
                2010...     $0.85       $0.93          --
                2009...     $0.97       $0.85          --
                2008...     $0.97       $0.72          --
                2007...     $1.00       $0.97          --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.07       $1.10          --
                2015...     $1.11       $1.07          --
                2014...     $1.09       $1.11          --
                2013...     $1.09       $1.09          --
                2012...     $1.05       $1.09          --
                2011...     $1.04       $1.05          --
                2010...     $0.99       $1.04          --
                2009...     $1.01       $0.99          --
                2008...     $1.01       $0.93          --
                2007...     $1.00       $1.01          --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.03       $1.12          --
                2015...     $1.08       $1.03          --
                2014...     $1.05       $1.08          --
                2013...     $0.92       $1.05          --
                2012...     $0.83       $0.92          --
                2011...     $0.87       $0.83          --
                2010...     $0.78       $0.87          --
                2009...     $0.95       $0.78          --
                2008...     $0.95       $0.64          --
                2007...     $1.00       $0.95          --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.07       $1.12          --
                2015...     $1.11       $1.07          --
                2014...     $1.09       $1.11          --
                2013...     $1.03       $1.09          --
                2012...     $0.98       $1.03          --
                2011...     $0.98       $0.98          --
                2010...     $0.91       $0.98          --
                2009...     $0.98       $0.91          --
                2008...     $0.98       $0.82          --
                2007...     $1.00       $0.98          --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.32       $1.42          --
                2015...     $1.35       $1.32          --
                2014...     $1.25       $1.35          --
                2013...     $0.92       $1.25          --
                2012...     $0.85       $0.92          --
                2011...     $0.89       $0.85          --
                2010...     $0.74       $0.89          --
                2009...     $0.96       $0.74          --
                2008...     $0.96       $0.57          --
                2007...     $1.00       $0.96          --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.88       $2.75            --
                2015...     $2.84       $2.88            --
                2014...     $3.11       $2.84            --
                2013...     $2.52       $3.11            --
                2012...     $2.11       $2.52            --
                2011...     $2.32       $2.11            --
                2010...     $2.06       $2.32            --
                2009...     $2.70       $2.06            --
                2008...     $2.70       $1.51            --
                2007...     $1.00       $2.70            --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.39       $1.61            --
                2015...     $1.51       $1.39            --
                2014...     $1.38       $1.51            --
                2013...     $1.00       $1.38            --
                2012...     $0.86       $1.00            --
                2011...     $0.90       $0.86            --
                2010...     $0.74       $0.90            --
                2009...     $0.91       $0.74            --
                2008...     $0.91       $0.55            --
                2007...     $1.00       $0.91            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.06            --
                2015...     $1.08       $1.00            --
                2014...     $1.04       $1.08            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.00       $1.00            --
                2015...     $1.02       $1.00            --
                2014...     $1.03       $1.02            --
                2013...     $1.05       $1.03            --
                2012...     $1.01       $1.05            --
                2011...     $1.01       $1.01            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.09       $1.10            --
                2015...     $1.11       $1.09            --
                2014...     $1.08       $1.11            --
                2013...     $1.13       $1.08            --
                2012...     $1.05       $1.13            --
                2011...     $1.03       $1.05            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.99       $2.22            --
                2015...     $2.09       $1.99            --
                2014...     $1.89       $2.09            --
                2013...     $1.45       $1.89            --
                2012...     $1.24       $1.45            --
                2011...     $1.23       $1.24            --
                2010...     $1.12       $1.23            --
                2009...     $1.62       $1.12            --
                2008...     $1.62       $0.88            --
                2007...     $1.73       $1.62        18,429
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.82       $2.06            --
                2015...     $2.00       $1.82            --
                2014...     $1.84       $2.00            --
                2013...     $1.38       $1.84            --
                2012...     $1.18       $1.38            --
                2011...     $1.26       $1.18            --
                2010...     $1.12       $1.26            --
                2009...     $1.46       $1.12            --
                2008...     $1.46       $0.88            --
                2007...     $1.58       $1.46         6,831




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.03       $2.05             --
                2015...     $2.20       $2.03             --
                2014...     $2.04       $2.20             --
                2013...     $1.45       $2.04             --
                2012...     $1.29       $1.45             --
                2011...     $1.60       $1.29             --
                2010...     $1.34       $1.60             --
                2009...     $1.35       $1.34             --
                2008...     $1.35       $0.83             --
                2007...     $1.00       $1.35             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.72       $1.65          1,434
                2015...     $1.75       $1.72             --
                2014...     $1.91       $1.75             --
                2013...     $1.52       $1.91             --
                2012...     $1.27       $1.52             --
                2011...     $1.55       $1.27             --
                2010...     $1.44       $1.55             --
                2009...     $2.13       $1.44             --
                2008...     $2.13       $1.17             --
                2007...     $1.00       $2.13             --
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.30       $2.43             --
                2015...     $2.34       $2.30             --
                2014...     $2.10       $2.34             --
                2013...     $1.57       $2.10             --
                2012...     $1.37       $1.57             --
                2011...     $1.47       $1.37             --
                2010...     $1.25       $1.47             --
                2009...     $1.59       $1.25             --
                2008...     $1.59       $0.96             --
                2007...     $1.00       $1.59             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.26       $1.30         63,355
                2015...     $1.29       $1.26         53,974
                2014...     $1.23       $1.29         66,714
                2013...     $1.26       $1.23         89,256
                2012...     $1.19       $1.26         85,452
                2011...     $1.12       $1.19        109,974
                2010...     $1.05       $1.12        129,732
                2009...     $1.08       $1.05        267,464
                2008...     $1.08       $0.92        355,213
                2007...     $1.08       $1.08        372,324
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.15             --
                2015...     $1.13       $1.07             --
                2014...     $1.06       $1.13             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.93       $0.91         17,366
                2015...     $0.94       $0.93         16,945
                2014...     $0.96       $0.94         19,278
                2013...     $0.98       $0.96         27,121
                2012...     $0.99       $0.98         24,905
                2011...     $1.01       $0.99         30,096
                2010...     $1.03       $1.01         33,546
                2009...     $1.04       $1.03         86,309
                2008...     $1.04       $1.05        146,714
                2007...     $1.01       $1.04         98,527

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.85       $3.36        13,316
                2015...     $2.98       $2.85        10,089
                2014...     $2.77       $2.98        13,999
                2013...     $2.13       $2.77        21,042
                2012...     $1.85       $2.13        23,114
                2011...     $1.92       $1.85        27,370
                2010...     $1.55       $1.92        37,562
                2009...     $1.86       $1.55        64,723
                2008...     $1.86       $1.16        71,886
                2007...     $1.76       $1.86        81,027
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.18       $2.39            --
                2015...     $2.20       $2.18            --
                2014...     $1.98       $2.20            --
                2013...     $1.53       $1.98            --
                2012...     $1.35       $1.53            --
                2011...     $1.35       $1.35            --
                2010...     $1.20       $1.35            --
                2009...     $1.57       $1.20            --
                2008...     $1.57       $0.97            --
                2007...     $1.00       $1.57            --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.39       $1.41         1,575
                2015...     $1.48       $1.39            --
                2014...     $1.48       $1.48            --
                2013...     $1.51       $1.48            --
                2012...     $1.32       $1.51            --
                2011...     $1.35       $1.32            --
                2010...     $1.20       $1.35            --
                2009...     $1.02       $1.20        24,245
                2008...     $1.02       $1.04        24,379
                2007...     $0.95       $1.02        24,513
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02            --
                2015...     $1.00       $1.00            --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.13       $1.13            --
                2015...     $1.12       $1.13            --
                2014...     $1.08       $1.12            --
                2013...     $1.12       $1.08            --
                2012...     $1.10       $1.12            --
                2011...     $1.05       $1.10            --
                2010...     $1.00       $1.05            --
                2009...     $1.10       $1.00        33,710
                2008...     $1.10       $0.94        33,896
                2007...     $1.08       $1.10        20,765
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.10       $3.18         5,844
                2015...     $3.01       $3.10         4,759
                2014...     $2.35       $3.01         7,007
                2013...     $2.36       $2.35         9,544
                2012...     $2.04       $2.36         9,743
                2011...     $1.97       $2.04        12,554
                2010...     $1.55       $1.97        17,177
                2009...     $2.03       $1.55        31,612
                2008...     $2.03       $1.27        40,001
                2007...     $2.45       $2.03        35,071
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.24       $2.22        47,968
                2015...     $2.14       $2.24        41,555
                2014...     $1.92       $2.14        57,892
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.87       $2.23         1,063
                2015...     $1.98       $1.87            --
                2014...     $1.85       $1.98            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.70       $2.78           861
                2015...     $2.72       $2.70            --
                2014...     $2.47       $2.72            --
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.41       $2.62        17,772
                2015...     $2.51       $2.41        12,967
                2014...     $2.34       $2.51        18,170
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.05       $2.36         9,045
                2015...     $2.59       $2.05         7,015
                2014...     $2.88       $2.59         7,908
                2013...     $2.96       $2.88         8,209
                2012...     $2.66       $2.96         8,305
                2011...     $3.22       $2.66         8,231
                2010...     $2.78       $3.22        11,372
                2009...     $3.53       $2.78        18,634
                2008...     $3.53       $1.64        18,924
                2007...     $2.79       $3.53        20,166
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.07            --
                2015...     $1.09       $1.02            --
                2014...     $1.08       $1.09            --
                2013...     $1.02       $1.08            --
                2012...     $1.00       $1.02            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $1.00            --
                2015...     $1.03       $0.96            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.03       $1.06            --
                2015...     $1.15       $1.03            --
                2014...     $1.15       $1.15            --
                2013...     $1.01       $1.15            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.04       $1.09            --
                2015...     $1.13       $1.04            --
                2014...     $1.12       $1.13            --
                2013...     $1.02       $1.12            --
                2012...     $1.00       $1.02            --



1.80% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.04       $1.05            --
                2015...     $1.07       $1.04            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.56       $0.55        33,249
                2015...     $0.56       $0.56        31,649
                2014...     $0.61       $0.56            --
                2013...     $0.51       $0.61            --
                2012...     $0.45       $0.51            --
                2011...     $0.57       $0.45            --
                2010...     $0.56       $0.57            --
                2009...     $0.42       $0.56            --
                2008...     $0.92       $0.42            --
                2007...     $1.00       $0.92            --

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $2.00       $2.23        105,803
                2015...     $2.17       $2.00         57,655
                2014...     $1.97       $2.17         63,288
                2013...     $1.48       $1.97         63,122
                2012...     $1.31       $1.48         60,863
                2011...     $1.30       $1.31         51,341
                2010...     $1.16       $1.30         47,405
                2009...     $1.01       $1.16         70,023
                2008...     $1.57       $1.01         71,469
                2007...     $1.60       $1.57        133,044
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.14       $1.17        737,465
                2015...     $1.19       $1.14        776,046
                2014...     $1.18       $1.19        798,800
                2013...     $1.31       $1.18        693,237
                2012...     $1.24       $1.31        612,055
                2011...     $1.13       $1.24        271,299
                2010...     $1.09       $1.13        190,463
                2009...     $1.01       $1.09         98,294
                2008...     $1.05       $1.01         52,752
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.93       $0.94        134,354
                2015...     $0.98       $0.93        112,133
                2014...     $0.99       $0.98        104,411
                2013...     $1.03       $0.99         92,718
                2012...     $0.99       $1.03         53,893
                2011...     $1.00       $0.99          2,877
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.33       $1.32         40,334
                2015...     $1.27       $1.33         38,427
                2014...     $1.26       $1.27         96,313
                2013...     $0.99       $1.26         41,151
                2012...     $0.83       $0.99         29,737
                2011...     $1.00       $0.83          6,244
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.10       $1.10         76,902
                2015...     $1.12       $1.10         52,511
                2014...     $1.11       $1.12         33,536
                2013...     $0.88       $1.11         23,689
                2012...     $0.76       $0.88         10,407
                2011...     $1.00       $0.76          7,623
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.43       $1.54        193,314
                2015...     $1.36       $1.43        252,226
                2014...     $1.28       $1.36        275,744
                2013...     $1.00       $1.28        266,876
                2012...     $0.86       $1.00        274,061
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.48       $1.62        191,727
                2015...     $1.49       $1.48        188,774
                2014...     $1.37       $1.49        217,284
                2013...     $1.04       $1.37        197,096
                2012...     $0.90       $1.04        162,508
                2011...     $1.00       $0.90         11,894
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.96       $0.98        134,008
                2015...     $1.03       $0.96        141,696
                2014...     $1.08       $1.03        143,573
                2013...     $0.90       $1.08        145,218
                2012...     $0.78       $0.90        100,109
                2011...     $1.00       $0.78          9,700




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.88       $0.91         334,979
                2015...     $0.93       $0.88         348,591
                2014...     $1.03       $0.93         298,539
                2013...     $0.94       $1.03         210,984
                2012...     $0.81       $0.94         156,160
                2011...     $1.00       $0.81           7,601
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.03       $1.02         119,461
                2015...     $1.03       $1.03         183,225
                2014...     $1.00       $1.03         116,857
                2013...     $1.05       $1.00              --
                2012...     $1.05       $1.05          16,716
                2011...     $1.00       $1.05          18,611
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98              --
                2015...     $1.00       $0.95              --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.93       $2.23         711,808
                2015...     $2.05       $1.93         745,299
                2014...     $1.92       $2.05         797,333
                2013...     $1.53       $1.92         851,872
                2012...     $1.33       $1.53         907,973
                2011...     $1.35       $1.33       1,002,833
                2010...     $1.19       $1.35       1,066,250
                2009...     $0.94       $1.19       1,115,485
                2008...     $1.67       $0.94       1,209,907
                2007...     $1.68       $1.67       1,121,335
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.35       $3.69         107,695
                2015...     $3.47       $3.35          96,494
                2014...     $3.33       $3.47         108,170
                2013...     $2.50       $3.33         107,176
                2012...     $2.22       $2.50          77,538
                2011...     $2.54       $2.22          66,897
                2010...     $2.01       $2.54          63,680
                2009...     $1.46       $2.01          41,827
                2008...     $2.47       $1.46          40,328
                2007...     $2.18       $2.47          90,899
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.91       $2.18          22,679
                2015...     $2.05       $1.91          21,795
                2014...     $1.95       $2.05          35,783
                2013...     $1.55       $1.95          42,644
                2012...     $1.38       $1.55          52,322
                2011...     $1.42       $1.38         103,355
                2010...     $1.30       $1.42          31,292
                2009...     $1.05       $1.30          37,753
                2008...     $1.70       $1.05          30,684
                2007...     $1.67       $1.70          71,001
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.26       $1.61         218,193
                2015...     $1.39       $1.26         217,175
                2014...     $1.41       $1.39         232,502
                2013...     $1.05       $1.41         223,079
                2012...     $0.90       $1.05         263,445
                2011...     $0.96       $0.90         183,923
                2010...     $0.76       $0.96         136,880
                2009...     $0.60       $0.76         100,438
                2008...     $0.91       $0.60          63,763
                2007...     $1.00       $0.91              --

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.40       $2.46         64,758
                2015...     $2.51       $2.40         99,896
                2014...     $2.38       $2.51         71,648
                2013...     $1.75       $2.38         68,536
                2012...     $1.61       $1.75        111,974
                2011...     $1.72       $1.61        116,739
                2010...     $1.37       $1.72         81,879
                2009...     $0.98       $1.37         36,522
                2008...     $1.73       $0.98         41,918
                2007...     $1.58       $1.73        109,616
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.00             --
                2015...     $1.06       $0.98             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.01       $1.01        455,719
                2015...     $1.04       $1.01        460,998
                2014...     $1.06       $1.04        471,297
                2013...     $1.07       $1.06        402,152
                2012...     $1.06       $1.07        350,274
                2011...     $1.02       $1.06        130,452
                2010...     $1.00       $1.02         56,482
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.28       $1.45         28,927
                2015...     $1.44       $1.28         24,141
                2014...     $1.34       $1.44         24,381
                2013...     $1.02       $1.34         11,435
                2012...     $0.88       $1.02          5,035
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.15       $2.47        234,393
                2015...     $2.33       $2.15        242,786
                2014...     $2.18       $2.33        257,766
                2013...     $1.63       $2.18        239,784
                2012...     $1.40       $1.63        213,467
                2011...     $1.45       $1.40         77,035
                2010...     $1.28       $1.45         33,561
                2009...     $1.01       $1.28         12,062
                2008...     $1.61       $1.01         14,252
                2007...     $1.68       $1.61         11,480
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.48       $1.67        109,106
                2015...     $1.54       $1.48        138,049
                2014...     $1.45       $1.54        170,361
                2013...     $1.18       $1.45        182,731
                2012...     $1.07       $1.18        148,587
                2011...     $1.11       $1.07        131,620
                2010...     $1.05       $1.11        134,494
                2009...     $0.80       $1.05        147,407
                2008...     $1.32       $0.80        155,867
                2007...     $1.32       $1.32        160,234




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.23       $2.61          2,566
                2015...     $2.35       $2.23          2,753
                2014...     $2.17       $2.35         23,383
                2013...     $1.65       $2.17          3,240
                2012...     $1.47       $1.65          3,757
                2011...     $1.53       $1.47         12,637
                2010...     $1.39       $1.53         10,782
                2009...     $1.14       $1.39          8,768
                2008...     $1.72       $1.14         10,750
                2007...     $1.70       $1.72         14,054
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.26       $1.38        257,683
                2015...     $1.36       $1.26        259,999
                2014...     $1.36       $1.36        283,502
                2013...     $1.01       $1.36        268,323
                2012...     $0.90       $1.01        328,876
                2011...     $0.93       $0.90        154,649
                2010...     $0.74       $0.93        126,718
                2009...     $0.62       $0.74        106,232
                2008...     $0.92       $0.62         48,589
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.51       $2.40        425,820
                2015...     $2.79       $2.51        423,241
                2014...     $3.00       $2.79        459,240
                2013...     $2.44       $3.00        549,865
                2012...     $2.09       $2.44        628,653
                2011...     $2.29       $2.09        423,953
                2010...     $2.14       $2.29        296,805
                2009...     $1.75       $2.14        173,900
                2008...     $2.40       $1.75        179,578
                2007...     $1.69       $2.40        111,948
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.99       $1.99        199,786
                2015...     $2.03       $1.99        191,744
                2014...     $1.92       $2.03        174,672
                2013...     $1.58       $1.92        184,888
                2012...     $1.44       $1.58        188,314
                2011...     $1.42       $1.44         40,219
                2010...     $1.23       $1.42         49,237
                2009...     $1.11       $1.23         58,460
                2008...     $1.43       $1.11         81,848
                2007...     $1.28       $1.43         78,563
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.39       $2.43        135,529
                2015...     $2.45       $2.39        154,718
                2014...     $2.27       $2.45        220,903
                2013...     $1.73       $2.27        244,382
                2012...     $1.49       $1.73        239,710
                2011...     $1.49       $1.49        140,060
                2010...     $1.26       $1.49         17,133
                2009...     $1.03       $1.26             --
                2008...     $1.60       $1.03         25,190
                2007...     $1.44       $1.60             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.03       $1.93        318,205
                2015...     $2.00       $2.03        319,568
                2014...     $2.01       $2.00        335,090
                2013...     $1.72       $2.01        336,899
                2012...     $1.48       $1.72        302,632
                2011...     $1.63       $1.48        129,017
                2010...     $1.45       $1.63         62,053
                2009...     $1.16       $1.45         35,716
                2008...     $2.04       $1.16         36,440
                2007...     $1.71       $2.04         59,203

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.95       $1.08         713,783
                2015...     $1.03       $0.95         806,363
                2014...     $1.03       $1.03       1,043,487
                2013...     $1.00       $1.03           4,877
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.45       $2.44         659,179
                2015...     $2.52       $2.45         637,201
                2014...     $2.53       $2.52         614,569
                2013...     $2.06       $2.53         601,225
                2012...     $1.85       $2.06         618,875
                2011...     $2.19       $1.85         463,420
                2010...     $1.95       $2.19         408,023
                2009...     $1.45       $1.95         399,291
                2008...     $2.56       $1.45         405,812
                2007...     $2.37       $2.56         397,848
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.85       $3.17          50,890
                2015...     $3.19       $2.85          71,158
                2014...     $3.31       $3.19          73,562
                2013...     $2.14       $3.31          62,901
                2012...     $1.95       $2.14          72,570
                2011...     $2.13       $1.95          38,488
                2010...     $1.54       $2.13          27,434
                2009...     $1.11       $1.54          30,967
                2008...     $2.18       $1.11          30,912
                2007...     $2.08       $2.18          40,963
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.25       $2.34         202,921
                2015...     $2.43       $2.25         214,621
                2014...     $2.29       $2.43         280,077
                2013...     $1.79       $2.29         275,923
                2012...     $1.61       $1.79         248,258
                2011...     $1.65       $1.61          86,402
                2010...     $1.27       $1.65          41,164
                2009...     $0.89       $1.27          41,569
                2008...     $1.41       $0.89          44,122
                2007...     $1.28       $1.41           4,280
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.85       $1.04         455,850
                2015...     $1.12       $0.85         435,702
                2014...     $1.31       $1.12         475,213
                2013...     $1.24       $1.31         469,503
                2012...     $1.24       $1.24         473,743
                2011...     $1.61       $1.24         373,742
                2010...     $1.40       $1.61         242,704
                2009...     $0.82       $1.40         128,482
                2008...     $2.16       $0.82         123,416
                2007...     $1.53       $2.16          87,473
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04          17,552
                2015...     $1.07       $1.04          17,318
                2014...     $1.05       $1.07          17,422
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.05       $1.05              --
                2015...     $1.07       $1.05              --
                2014...     $1.05       $1.07              --
                2013...     $1.00       $1.05              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02             --
                2015...     $1.05       $1.03             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.27       $3.26        180,139
                2015...     $3.42       $3.27        195,329
                2014...     $3.39       $3.42        206,472
                2013...     $2.21       $3.39        220,471
                2012...     $1.76       $2.21        230,269
                2011...     $1.90       $1.76        102,798
                2010...     $1.71       $1.90         85,508
                2009...     $1.21       $1.71         52,887
                2008...     $1.87       $1.21         43,374
                2007...     $1.53       $1.87         64,143
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.67       $3.38        204,351
                2015...     $2.88       $2.67        205,078
                2014...     $2.74       $2.88        217,871
                2013...     $2.09       $2.74        222,050
                2012...     $1.79       $2.09        222,768
                2011...     $2.09       $1.79        220,142
                2010...     $1.69       $2.09        231,213
                2009...     $1.33       $1.69        240,337
                2008...     $1.83       $1.33        271,924
                2007...     $1.95       $1.83        296,312
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $2.00       $2.18         98,062
                2015...     $2.11       $2.00        131,240
                2014...     $1.94       $2.11        130,426
                2013...     $1.46       $1.94        128,610
                2012...     $1.25       $1.46        156,365
                2011...     $1.37       $1.25         69,896
                2010...     $1.18       $1.37         26,710
                2009...     $0.95       $1.18         13,561
                2008...     $1.46       $0.95         13,337
                2007...     $1.46       $1.46          5,327
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.13       $2.18         41,754
                2015...     $2.16       $2.13         23,828
                2014...     $2.03       $2.16         24,941
                2013...     $1.72       $2.03         33,511
                2012...     $1.55       $1.72         55,681
                2011...     $1.55       $1.55         55,066
                2010...     $1.46       $1.55         18,982
                2009...     $1.19       $1.46         12,982
                2008...     $1.44       $1.19          2,892
                2007...     $0.00       $1.44          4,196
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98         23,933
                2015...     $1.00       $0.98             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.94       $2.95        146,743
                2015...     $2.68       $2.94        138,963
                2014...     $2.51       $2.68         99,750
                2013...     $1.95       $2.51        100,749
                2012...     $1.61       $1.95         90,795
                2011...     $1.76       $1.61         81,147
                2010...     $1.68       $1.76        131,674
                2009...     $1.17       $1.68         71,242
                2008...     $2.14       $1.17         73,158
                2007...     $1.60       $2.14         33,467

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.40       $2.20        324,267
                2015...     $2.68       $2.40        303,441
                2014...     $3.11       $2.68        277,634
                2013...     $2.77       $3.11        276,510
                2012...     $2.49       $2.77        290,752
                2011...     $3.75       $2.49        242,413
                2010...     $3.05       $3.75        225,233
                2009...     $1.74       $3.05        199,055
                2008...     $3.70       $1.74        198,781
                2007...     $2.94       $3.70        122,096
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.28       $1.49        233,074
                2015...     $1.35       $1.28        266,513
                2014...     $1.27       $1.35        287,435
                2013...     $1.03       $1.27        283,145
                2012...     $0.94       $1.03        359,814
                2011...     $0.99       $0.94        210,622
                2010...     $0.87       $0.99        221,635
                2009...     $0.67       $0.87         52,646
                2008...     $0.95       $0.67         21,469
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.03       $2.08         19,919
                2015...     $1.97       $2.03         18,969
                2014...     $1.85       $1.97         19,863
                2013...     $1.37       $1.85         18,320
                2012...     $1.20       $1.37         37,980
                2011...     $1.30       $1.20             --
                2010...     $1.03       $1.30             --
                2009...     $0.74       $1.03          1,764
                2008...     $1.56       $0.74          4,482
                2007...     $1.45       $1.56          7,394
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98        114,780
                2015...     $1.00       $0.96             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.61       $0.63        358,177
                2015...     $0.69       $0.61        377,376
                2014...     $0.74       $0.69        364,931
                2013...     $0.76       $0.74        321,110
                2012...     $0.64       $0.76        304,740
                2011...     $0.80       $0.64        134,722
                2010...     $0.69       $0.80         98,359
                2009...     $0.41       $0.69         59,249
                2008...     $0.97       $0.41         49,824
                2007...     $1.00       $0.97         25,785
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.98       $1.07        223,930
                2015...     $1.03       $0.98        211,474
                2014...     $1.00       $1.03        212,907
                2013...     $0.86       $1.00        208,062
                2012...     $0.77       $0.86        209,399
                2011...     $0.83       $0.77        218,982
                2010...     $0.72       $0.83        140,226
                2009...     $0.58       $0.72        141,229
                2008...     $0.94       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.07       $1.14         909,987
                2015...     $1.11       $1.07         875,659
                2014...     $1.09       $1.11         916,933
                2013...     $0.99       $1.09       1,265,508
                2012...     $0.91       $0.99       1,286,488
                2011...     $0.93       $0.91         504,683
                2010...     $0.84       $0.93         491,029
                2009...     $0.72       $0.84         506,634
                2008...     $0.97       $0.72         513,716
                2007...     $1.00       $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.07       $1.10          21,036
                2015...     $1.10       $1.07          20,036
                2014...     $1.09       $1.10          86,393
                2013...     $1.08       $1.09         104,333
                2012...     $1.05       $1.08         111,844
                2011...     $1.04       $1.05          13,793
                2010...     $0.98       $1.04              --
                2009...     $0.93       $0.98         274,433
                2008...     $1.00       $0.93              --
                2007...     $1.00       $1.00              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.03       $1.11         347,371
                2015...     $1.08       $1.03         322,943
                2014...     $1.05       $1.08         326,804
                2013...     $0.92       $1.05         533,698
                2012...     $0.83       $0.92         528,650
                2011...     $0.87       $0.83         316,004
                2010...     $0.78       $0.87         889,679
                2009...     $0.64       $0.78         949,927
                2008...     $0.95       $0.64         320,250
                2007...     $1.00       $0.95              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.06       $1.11         992,030
                2015...     $1.10       $1.06         983,348
                2014...     $1.09       $1.10         985,973
                2013...     $1.03       $1.09         933,769
                2012...     $0.97       $1.03         916,312
                2011...     $0.98       $0.97         442,482
                2010...     $0.98       $0.98         152,537
                2009...     $0.82       $0.91          27,509
                2008...     $0.99       $0.82           1,864
                2007...     $1.00       $0.99              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.31       $1.41           2,247
                2015...     $1.35       $1.31          14,073
                2014...     $1.24       $1.35          14,158
                2013...     $0.92       $1.24          29,601
                2012...     $0.85       $0.92              --
                2011...     $0.89       $0.85              --
                2010...     $0.74       $0.89              --
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00       $0.96              --

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.86       $2.73          39,978
                2015...     $2.82       $2.86          61,023
                2014...     $3.10       $2.82          64,839
                2013...     $2.51       $3.10          43,791
                2012...     $2.10       $2.51          19,821
                2011...     $2.31       $2.10          17,954
                2010...     $2.05       $2.31          18,112
                2009...     $1.50       $2.05           9,971
                2008...     $2.69       $1.50          12,802
                2007...     $2.42       $2.69          43,256
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.39       $1.60          20,494
                2015...     $1.50       $1.39           5,584
                2014...     $1.37       $1.50           5,585
                2013...     $0.99       $1.37           5,758
                2012...     $0.86       $0.99           6,216
                2011...     $0.90       $0.86           6,362
                2010...     $0.74       $0.90          18,736
                2009...     $0.55       $0.74              --
                2008...     $0.91       $0.55              --
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.06              --
                2015...     $1.08       $1.00              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $1.00       $0.99         564,262
                2015...     $1.01       $1.00         668,516
                2014...     $1.02       $1.01         598,096
                2013...     $1.04       $1.02         516,702
                2012...     $1.01       $1.04         484,113
                2011...     $1.01       $1.01         271,945
                2010...     $1.00       $1.01         148,548
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.09       $1.10       1,309,662
                2015...     $1.11       $1.09       1,359,487
                2014...     $1.08       $1.11       1,486,781
                2013...     $1.13       $1.08       1,411,509
                2012...     $1.05       $1.13       1,251,003
                2011...     $1.03       $1.05         465,154
                2010...     $1.00       $1.03          99,697
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.98       $2.21          15,182
                2015...     $2.07       $1.98          15,096
                2014...     $1.88       $2.07          15,325
                2013...     $1.44       $1.88          17,638
                2012...     $1.23       $1.44           4,118
                2011...     $1.23       $1.23              --
                2010...     $1.11       $1.23           1,137
                2009...     $0.88       $1.11           1,078
                2008...     $1.61       $0.88           1,036
                2007...     $0.00       $1.61             907
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.81       $2.04          48,321
                2015...     $1.99       $1.81          43,803
                2014...     $1.83       $1.99          45,831
                2013...     $1.37       $1.83          44,332
                2012...     $1.17       $1.37          44,599
                2011...     $1.25       $1.17              --
                2010...     $1.12       $1.25              --
                2009...     $0.88       $1.12              --
                2008...     $0.00       $0.88          47,664
                2007...     $0.00       $0.00              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.02       $2.03          47,762
                2015...     $2.19       $2.02          44,329
                2014...     $2.03       $2.19          45,277
                2013...     $1.44       $2.03          45,727
                2012...     $1.28       $1.44          76,128
                2011...     $1.59       $1.28          76,564
                2010...     $1.34       $1.59          36,106
                2009...     $0.83       $1.34              --
                2008...     $1.35       $0.83          11,478
                2007...     $1.30       $1.35          29,510
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.71       $1.64          42,513
                2015...     $1.74       $1.71          39,557
                2014...     $1.90       $1.74          50,488
                2013...     $1.51       $1.90          61,036
                2012...     $1.26       $1.51          76,180
                2011...     $1.55       $1.26          95,544
                2010...     $1.43       $1.55         105,111
                2009...     $1.17       $1.43         105,340
                2008...     $2.12       $1.17         106,828
                2007...     $2.00       $2.12         103,056
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.28       $2.42              --
                2015...     $2.33       $2.28          11,600
                2014...     $2.09       $2.33          11,670
                2013...     $1.56       $2.09          11,682
                2012...     $1.36       $1.56              --
                2011...     $1.46       $1.36              --
                2010...     $1.24       $1.46              --
                2009...     $0.96       $1.24              --
                2008...     $1.59       $0.96              --
                2007...     $1.53       $1.59          19,507
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.26       $1.29       1,333,358
                2015...     $1.28       $1.26       1,259,700
                2014...     $1.22       $1.28       1,381,173
                2013...     $1.25       $1.22       1,402,382
                2012...     $1.19       $1.25       1,456,737
                2011...     $1.12       $1.19       1,496,947
                2010...     $1.04       $1.12       1,544,074
                2009...     $0.92       $1.04       1,590,842
                2008...     $1.08       $0.92       1,643,164
                2007...     $1.08       $1.08       1,612,373
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.14              --
                2015...     $1.13       $1.07         158,204
                2014...     $1.06       $1.13              --
                2013...     $1.00       $1.06              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.92       $0.91         793,840
                2015...     $0.94       $0.92         790,398
                2014...     $0.96       $0.94         315,034
                2013...     $0.97       $0.96         472,226
                2012...     $0.99       $0.97         745,972
                2011...     $1.01       $0.99         701,348
                2010...     $1.03       $1.01         980,115
                2009...     $1.04       $1.03         490,454
                2008...     $1.04       $1.04         346,990
                2007...     $1.01       $1.04         483,642

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.83       $3.34         375,408
                2015...     $2.96       $2.83         365,103
                2014...     $2.76       $2.96         396,269
                2013...     $2.12       $2.76         418,325
                2012...     $1.84       $2.12         476,514
                2011...     $1.91       $1.84         450,597
                2010...     $1.55       $1.91         428,427
                2009...     $1.15       $1.55         445,380
                2008...     $1.85       $1.15         440,364
                2007...     $1.76       $1.85         418,092
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.17       $2.38         338,413
                2015...     $2.19       $2.17         324,973
                2014...     $1.97       $2.19         292,740
                2013...     $1.52       $1.97         312,944
                2012...     $1.34       $1.52         325,474
                2011...     $1.35       $1.34         200,241
                2010...     $1.20       $1.35         205,252
                2009...     $0.97       $1.20         226,525
                2008...     $1.57       $0.97         250,693
                2007...     $1.52       $1.57         268,087
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.39       $1.40         415,510
                2015...     $1.47       $1.39         409,717
                2014...     $1.48       $1.47         440,169
                2013...     $1.50       $1.48         397,304
                2012...     $1.32       $1.50         386,990
                2011...     $1.34       $1.32         254,601
                2010...     $1.20       $1.34         234,776
                2009...     $1.04       $1.20         222,241
                2008...     $1.02       $1.04         230,834
                2007...     $0.95       $1.02         180,319
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02              --
                2015...     $1.00       $1.00              --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.12       $1.12         262,402
                2015...     $1.11       $1.12         266,997
                2014...     $1.07       $1.11         382,945
                2013...     $1.11       $1.07         394,403
                2012...     $1.09       $1.11         451,448
                2011...     $1.04       $1.09         480,489
                2010...     $0.99       $1.04         504,591
                2009...     $0.94       $0.99         544,261
                2008...     $1.10       $0.94         554,800
                2007...     $1.08       $1.10         675,761
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.08       $3.16         405,997
                2015...     $2.99       $3.08         384,448
                2014...     $2.33       $2.99         431,297
                2013...     $2.35       $2.33         436,732
                2012...     $2.03       $2.35         411,676
                2011...     $1.96       $2.03         304,196
                2010...     $1.55       $1.96         307,079
                2009...     $1.26       $1.55         315,030
                2008...     $2.02       $1.26         279,137
                2007...     $2.44       $2.02         291,273
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.23       $2.21       1,341,937
                2015...     $2.12       $2.23       1,295,516
                2014...     $1.91       $2.12       1,430,278
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.86       $2.21         265,060
                2015...     $1.96       $1.86         229,475
                2014...     $1.84       $1.96         267,664




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.68       $2.77         145,136
                2015...     $2.70       $2.68         179,784
                2014...     $2.46       $2.70         211,690
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.40       $2.61         903,835
                2015...     $2.49       $2.40         979,984
                2014...     $2.33       $2.49       1,052,591
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.03       $2.35         181,658
                2015...     $2.58       $2.03         180,046
                2014...     $2.86       $2.58         142,131
                2013...     $2.94       $2.86         128,726
                2012...     $2.65       $2.94         165,330
                2011...     $3.20       $2.65         138,809
                2010...     $2.77       $3.20         103,864
                2009...     $1.64       $2.77          62,278
                2008...     $3.52       $1.64          68,689
                2007...     $2.78       $3.52          72,323
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.07          51,913
                2015...     $1.09       $1.02          56,748
                2014...     $1.08       $1.09          73,223
                2013...     $1.02       $1.08              --
                2012...     $1.00       $1.02          31,069
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $1.00          55,665
                2015...     $1.03       $0.96          60,759
                2014...     $1.03       $1.03          77,883
                2013...     $1.00       $1.03              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06         321,137
                2015...     $1.15       $1.02         337,309
                2014...     $1.15       $1.15         343,126
                2013...     $1.01       $1.15         491,135
                2012...     $1.00       $1.01         497,622
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.04       $1.09         273,015
                2015...     $1.13       $1.04         288,886
                2014...     $1.12       $1.13         294,397
                2013...     $1.02       $1.12         299,759
                2012...     $1.00       $1.02         305,209


1.85% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.05      16,073,428
                2015...     $1.07       $1.03      14,761,577
                2014...     $1.04       $1.07      10,057,358
                2013...     $1.00       $1.04       3,821,950
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.56       $0.55         222,109
                2015...     $0.56       $0.56         319,331
                2014...     $0.61       $0.56         208,929
                2013...     $0.51       $0.61         251,349
                2012...     $0.45       $0.51         219,510
                2011...     $0.57       $0.45         179,319
                2010...     $0.56       $0.57         147,008
                2009...     $0.42       $0.56         117,988
                2008...     $0.92       $0.42          80,478
                2007...     $1.00       $0.92           1,142

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.99       $2.21         498,377
                2015...     $2.16       $1.99         201,784
                2014...     $1.96       $2.16         137,242
                2013...     $1.47       $1.96         189,375
                2012...     $1.31       $1.47         157,283
                2011...     $1.30       $1.31         113,199
                2010...     $1.16       $1.30          82,544
                2009...     $1.00       $1.16          49,840
                2008...     $1.57       $1.00          56,418
                2007...     $1.60       $1.57          53,841
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.14       $1.17       9,473,443
                2015...     $1.19       $1.14       9,837,446
                2014...     $1.17       $1.19      10,131,207
                2013...     $1.30       $1.17       9,316,951
                2012...     $1.24       $1.30       5,167,206
                2011...     $1.13       $1.24       3,002,099
                2010...     $1.09       $1.13       1,932,423
                2009...     $1.01       $1.09         870,460
                2008...     $1.05       $1.01         326,363
                2007...     $1.00       $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.92       $0.93       1,190,577
                2015...     $0.98       $0.92         626,469
                2014...     $0.99       $0.98         406,264
                2013...     $1.03       $0.99         274,632
                2012...     $0.99       $1.03         302,345
                2011...     $1.00       $0.99         178,097
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.33       $1.31       1,003,635
                2015...     $1.27       $1.33         848,857
                2014...     $1.26       $1.27         806,783
                2013...     $0.99       $1.26         625,621
                2012...     $0.83       $0.99         304,429
                2011...     $1.00       $0.83          98,295
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.10       $1.10       1,119,097
                2015...     $1.12       $1.10       1,023,158
                2014...     $1.11       $1.12         692,573
                2013...     $0.88       $1.11         644,734
                2012...     $0.76       $0.88         169,028
                2011...     $1.00       $0.76          77,031
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.43       $1.53       8,071,648
                2015...     $1.36       $1.43       5,998,631
                2014...     $1.28       $1.36       3,899,600
                2013...     $1.00       $1.28       4,214,140
                2012...     $0.86       $1.00         397,679
                2011...     $1.00       $0.86         283,827
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.48       $1.62       5,946,606
                2015...     $1.48       $1.48       3,598,058
                2014...     $1.37       $1.48       1,843,355
                2013...     $1.04       $1.37       1,497,908
                2012...     $0.90       $1.04         425,987
                2011...     $1.00       $0.90         189,146
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.96       $0.98       1,908,550
                2015...     $1.03       $0.96       2,058,703
                2014...     $1.07       $1.03       1,991,917
                2013...     $0.90       $1.07       1,408,465
                2012...     $0.78       $0.90         203,619
                2011...     $1.00       $0.78         145,867




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.88       $0.91       1,903,135
                2015...     $0.93       $0.88       1,159,826
                2014...     $1.03       $0.93       1,081,397
                2013...     $0.94       $1.03         809,636
                2012...     $0.81       $0.94         383,451
                2011...     $1.00       $0.81         109,806
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.03       $1.02       2,620,622
                2015...     $1.03       $1.03       1,350,686
                2014...     $1.00       $1.03       1,094,540
                2013...     $1.05       $1.00         956,258
                2012...     $1.05       $1.05         345,985
                2011...     $1.00       $1.05         148,655
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98         222,018
                2015...     $1.00       $0.95         138,774
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.91       $2.21       5,310,108
                2015...     $2.04       $1.91       2,742,695
                2014...     $1.91       $2.04       3,053,564
                2013...     $1.52       $1.91       3,166,980
                2012...     $1.33       $1.52       2,425,377
                2011...     $1.34       $1.33       2,727,833
                2010...     $1.19       $1.34       3,203,610
                2009...     $0.93       $1.19       3,487,968
                2008...     $1.66       $0.93       3,205,710
                2007...     $1.67       $1.66       2,040,589
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.33       $3.66         795,786
                2015...     $3.45       $3.33         771,332
                2014...     $3.32       $3.45         786,829
                2013...     $2.49       $3.32         689,173
                2012...     $2.21       $2.49         572,863
                2011...     $2.53       $2.21         543,156
                2010...     $2.00       $2.53         493,978
                2009...     $1.46       $2.00         478,432
                2008...     $2.46       $1.46         447,725
                2007...     $2.17       $2.46         323,094
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.90       $2.17         153,784
                2015...     $2.04       $1.90         197,835
                2014...     $1.94       $2.04         202,480
                2013...     $1.54       $1.94         219,261
                2012...     $1.37       $1.54         254,934
                2011...     $1.41       $1.37         274,706
                2010...     $1.29       $1.41         226,809
                2009...     $1.05       $1.29         286,982
                2008...     $1.69       $1.05         304,210
                2007...     $1.67       $1.69         213,000
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.26       $1.61       6,686,784
                2015...     $1.38       $1.26       3,016,066
                2014...     $1.40       $1.38       2,817,198
                2013...     $1.05       $1.40       2,297,981
                2012...     $0.90       $1.05       1,357,264
                2011...     $0.95       $0.90       1,235,683
                2010...     $0.76       $0.95         971,328
                2009...     $0.60       $0.76         819,064
                2008...     $0.91       $0.60         484,527
                2007...     $1.00       $0.91              --

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.39       $2.44         234,219
                2015...     $2.50       $2.39         258,907
                2014...     $2.37       $2.50         256,101
                2013...     $1.75       $2.37         359,574
                2012...     $1.60       $1.75         130,770
                2011...     $1.72       $1.60          91,051
                2010...     $1.37       $1.72          72,540
                2009...     $0.97       $1.37          83,690
                2008...     $1.72       $0.97          93,779
                2007...     $1.58       $1.72          77,998
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.00      13,546,933
                2015...     $1.06       $0.98      13,336,984
                2014...     $1.04       $1.06      10,768,561
                2013...     $1.00       $1.04       6,100,456
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.01       $1.00       6,253,620
                2015...     $1.03       $1.01       6,002,858
                2014...     $1.06       $1.03       6,019,038
                2013...     $1.07       $1.06       5,723,212
                2012...     $1.06       $1.07       2,370,190
                2011...     $1.02       $1.06         915,753
                2010...     $1.00       $1.02         331,551
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.28       $1.44       1,037,664
                2015...     $1.43       $1.28         962,325
                2014...     $1.33       $1.43         613,897
                2013...     $1.01       $1.33       1,160,051
                2012...     $0.88       $1.01         209,063
                2011...     $0.89       $0.88          62,582
                2010...     $0.74       $0.89          49,032
                2009...     $0.54       $0.74          23,682
                2008...     $0.95       $0.54              --
                2007...     $1.00       $0.95              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.13       $2.45       3,178,937
                2015...     $2.32       $2.13       4,342,770
                2014...     $2.16       $2.32       4,476,810
                2013...     $1.63       $2.16       2,633,931
                2012...     $1.39       $1.63       1,146,866
                2011...     $1.45       $1.39         661,127
                2010...     $1.28       $1.45         298,508
                2009...     $1.01       $1.28         142,645
                2008...     $1.61       $1.01         150,584
                2007...     $1.68       $1.61         162,088
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.47       $1.65         306,842
                2015...     $1.53       $1.47         753,794
                2014...     $1.44       $1.53         652,144
                2013...     $1.17       $1.44         167,011
                2012...     $1.06       $1.17          70,500
                2011...     $1.10       $1.06          47,157
                2010...     $1.04       $1.10          24,255
                2009...     $0.80       $1.04          19,420
                2008...     $1.32       $0.80           4,432
                2007...     $1.32       $1.32           2,549




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.21       $2.60       2,168,269
                2015...     $2.33       $2.21          35,142
                2014...     $2.16       $2.33          69,563
                2013...     $1.65       $2.16         159,283
                2012...     $1.47       $1.65          65,203
                2011...     $1.53       $1.47          74,719
                2010...     $1.39       $1.53          64,322
                2009...     $1.14       $1.39          58,160
                2008...     $1.71       $1.14          40,513
                2007...     $1.70       $1.71          50,927
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.25       $1.38       2,492,017
                2015...     $1.35       $1.25       2,629,955
                2014...     $1.35       $1.35       2,770,822
                2013...     $1.00       $1.35       2,888,856
                2012...     $0.90       $1.00       1,745,588
                2011...     $0.93       $0.90       1,565,010
                2010...     $0.74       $0.93       1,347,281
                2009...     $0.62       $0.74       1,190,641
                2008...     $0.92       $0.62         643,996
                2007...     $1.00       $0.92              --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.50       $2.39       2,579,343
                2015...     $2.78       $2.50       2,853,462
                2014...     $2.98       $2.78       3,078,333
                2013...     $2.43       $2.98       3,167,124
                2012...     $2.08       $2.43       2,736,791
                2011...     $2.28       $2.08       2,552,534
                2010...     $2.14       $2.28       1,757,335
                2009...     $1.74       $2.14       1,373,455
                2008...     $2.39       $1.74       1,130,276
                2007...     $1.69       $2.39         465,822
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.97       $1.98         661,579
                2015...     $2.02       $1.97         690,770
                2014...     $1.91       $2.02         841,025
                2013...     $1.57       $1.91         778,268
                2012...     $1.43       $1.57         474,197
                2011...     $1.41       $1.43         282,644
                2010...     $1.23       $1.41         194,586
                2009...     $1.11       $1.23         127,539
                2008...     $1.43       $1.11         100,711
                2007...     $1.28       $1.43          77,418
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.37       $2.42       2,574,790
                2015...     $2.44       $2.37       2,710,581
                2014...     $2.26       $2.44       4,010,978
                2013...     $1.73       $2.26       2,254,088
                2012...     $1.48       $1.73         593,434
                2011...     $1.49       $1.48         299,038
                2010...     $1.25       $1.49         155,186
                2009...     $1.03       $1.25         132,657
                2008...     $1.61       $1.03         109,088
                2007...     $1.43       $1.61          63,543
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.02       $1.92       3,093,596
                2015...     $1.99       $2.02       3,095,924
                2014...     $2.00       $1.99       3,234,301
                2013...     $1.71       $2.00       2,823,154
                2012...     $1.48       $1.71       1,292,022
                2011...     $1.62       $1.48         853,229
                2010...     $1.44       $1.62         389,818
                2009...     $1.16       $1.44         154,060
                2008...     $2.04       $1.16         115,206
                2007...     $1.71       $2.04          91,529

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.08       9,871,233
                2015...     $1.03       $0.94       7,093,261
                2014...     $1.03       $1.03       6,436,558
                2013...     $1.00       $1.03       1,236,250
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.44       $2.42       3,203,522
                2015...     $2.51       $2.44       3,313,231
                2014...     $2.52       $2.51       3,545,973
                2013...     $2.05       $2.52       3,799,110
                2012...     $1.84       $2.05       3,332,314
                2011...     $2.18       $1.84       2,908,128
                2010...     $1.95       $2.18       2,551,762
                2009...     $1.45       $1.95       2,363,567
                2008...     $2.56       $1.45       2,077,081
                2007...     $2.37       $2.56       1,216,238
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.83       $3.15         369,005
                2015...     $3.17       $2.83         246,580
                2014...     $3.29       $3.17         297,722
                2013...     $2.13       $3.29         325,800
                2012...     $1.94       $2.13         313,455
                2011...     $2.13       $1.94         155,024
                2010...     $1.54       $2.13         102,961
                2009...     $1.11       $1.54         121,171
                2008...     $2.17       $1.11         105,742
                2007...     $2.08       $2.17         100,786
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.23       $2.33       2,240,985
                2015...     $2.41       $2.23       2,336,444
                2014...     $2.28       $2.41       2,290,952
                2013...     $1.79       $2.28       2,031,123
                2012...     $1.60       $1.79         513,267
                2011...     $1.64       $1.60         177,771
                2010...     $1.27       $1.64         132,657
                2009...     $0.88       $1.27          68,407
                2008...     $1.41       $0.88          59,603
                2007...     $1.28       $1.41          47,504
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.85       $1.03       6,942,859
                2015...     $1.12       $0.85       2,959,796
                2014...     $1.31       $1.12       1,543,318
                2013...     $1.23       $1.31       1,240,095
                2012...     $1.23       $1.23       1,107,140
                2011...     $1.60       $1.23         988,464
                2010...     $1.39       $1.60         987,896
                2009...     $0.82       $1.39         960,531
                2008...     $2.16       $0.82         678,009
                2007...     $1.53       $2.16         402,211
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04       9,089,045
                2015...     $1.06       $1.04       7,877,278
                2014...     $1.05       $1.06       5,144,995
                2013...     $1.00       $1.05         188,769
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.05       1,813,297
                2015...     $1.07       $1.04       2,972,299
                2014...     $1.05       $1.07       2,248,894
                2013...     $1.00       $1.05         222,816




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.02         429,463
                2015...     $1.05       $1.02       1,393,919
                2014...     $1.04       $1.05         511,454
                2013...     $1.00       $1.04           3,590
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.25       $3.24         786,538
                2015...     $3.40       $3.25       1,141,775
                2014...     $3.37       $3.40         858,573
                2013...     $2.20       $3.37         764,335
                2012...     $1.75       $2.20         433,938
                2011...     $1.89       $1.75         388,326
                2010...     $1.71       $1.89         336,023
                2009...     $1.21       $1.71         319,605
                2008...     $1.86       $1.21         233,774
                2007...     $1.53       $1.86         218,161
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.65       $3.36         931,266
                2015...     $2.86       $2.65         747,522
                2014...     $2.72       $2.86         866,131
                2013...     $2.08       $2.72         908,399
                2012...     $1.79       $2.08         677,144
                2011...     $2.09       $1.79         721,828
                2010...     $1.68       $2.09         785,593
                2009...     $1.33       $1.68         874,321
                2008...     $1.83       $1.33         909,211
                2007...     $1.94       $1.83         770,693
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.98       $2.16       2,392,278
                2015...     $2.10       $1.98       3,418,931
                2014...     $1.93       $2.10       2,830,441
                2013...     $1.45       $1.93       2,042,524
                2012...     $1.25       $1.45         486,788
                2011...     $1.37       $1.25         339,136
                2010...     $1.17       $1.37         126,636
                2009...     $0.94       $1.17          65,537
                2008...     $1.45       $0.94          69,266
                2007...     $1.45       $1.45          70,420
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.11       $2.16       1,267,825
                2015...     $2.14       $2.11       1,532,881
                2014...     $2.02       $2.14       1,532,411
                2013...     $1.72       $2.02       1,076,675
                2012...     $1.54       $1.72         905,435
                2011...     $1.55       $1.54         764,523
                2010...     $1.46       $1.55         652,728
                2009...     $1.18       $1.46         604,197
                2008...     $1.44       $1.18         466,476
                2007...     $1.33       $1.44          36,729
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.98       $0.98       2,688,299
                2015...     $1.00       $0.98       1,411,791
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.92       $2.93       1,137,645
                2015...     $2.66       $2.92       2,104,278
                2014...     $2.50       $2.66       1,063,877
                2013...     $1.94       $2.50       1,185,742
                2012...     $1.60       $1.94         572,266
                2011...     $1.75       $1.60         645,556
                2010...     $1.67       $1.75         661,934
                2009...     $1.17       $1.67         619,981
                2008...     $2.14       $1.17         501,406
                2007...     $1.59       $2.14         296,746

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.39       $2.19       1,786,143
                2015...     $2.67       $2.39       1,758,533
                2014...     $3.09       $2.67       1,796,861
                2013...     $2.76       $3.09       1,748,031
                2012...     $2.48       $2.76       1,710,070
                2011...     $3.74       $2.48       1,664,454
                2010...     $3.04       $3.74       1,584,016
                2009...     $1.73       $3.04       1,708,369
                2008...     $3.69       $1.73       1,656,845
                2007...     $2.94       $3.69         758,652
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.27       $1.48       2,862,547
                2015...     $1.35       $1.27       2,877,379
                2014...     $1.26       $1.35       2,869,268
                2013...     $1.02       $1.26       2,843,442
                2012...     $0.94       $1.02       1,431,285
                2011...     $0.99       $0.94       1,079,380
                2010...     $0.87       $0.99         825,211
                2009...     $0.67       $0.87         624,891
                2008...     $0.95       $0.67         363,631
                2007...     $1.00       $0.95              --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.01       $2.07         259,113
                2015...     $1.96       $2.01         178,782
                2014...     $1.84       $1.96         108,593
                2013...     $1.37       $1.84          67,651
                2012...     $1.20       $1.37          37,047
                2011...     $1.30       $1.20          54,966
                2010...     $1.02       $1.30          47,400
                2009...     $0.74       $1.02          44,667
                2008...     $1.55       $0.74          42,583
                2007...     $1.45       $1.55          30,254
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98       1,843,573
                2015...     $1.00       $0.96         699,057
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.60       $0.63       6,838,196
                2015...     $0.69       $0.60       6,708,268
                2014...     $0.73       $0.69       5,790,066
                2013...     $0.76       $0.73       4,079,811
                2012...     $0.64       $0.76       1,377,203
                2011...     $0.80       $0.64       1,039,583
                2010...     $0.69       $0.80         769,830
                2009...     $0.41       $0.69         529,033
                2008...     $0.97       $0.41         322,291
                2007...     $1.00       $0.97          41,100
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.98       $1.07       1,652,467
                2015...     $1.02       $0.98       1,372,775
                2014...     $1.00       $1.02       1,559,021
                2013...     $0.86       $1.00       1,205,852
                2012...     $0.77       $0.86         707,244
                2011...     $0.82       $0.77         629,830
                2010...     $0.72       $0.82         564,937
                2009...     $0.58       $0.72         523,589
                2008...     $0.94       $0.58       1,078,619
                2007...     $1.00       $0.94          59,475




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.07       $1.13       6,999,676
                2015...     $1.11       $1.07       8,168,687
                2014...     $1.08       $1.11       8,245,686
                2013...     $0.99       $1.08       9,596,518
                2012...     $0.91       $0.99       8,249,613
                2011...     $0.93       $0.91       7,680,986
                2010...     $0.84       $0.93       6,972,524
                2009...     $0.72       $0.84       5,872,763
                2008...     $0.97       $0.72       3,062,308
                2007...     $1.00       $0.97       1,303,752
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.06       $1.09       3,558,177
                2015...     $1.10       $1.06       3,362,321
                2014...     $1.09       $1.10       3,656,038
                2013...     $1.08       $1.09       4,026,292
                2012...     $1.05       $1.08       4,378,511
                2011...     $1.03       $1.05       3,962,946
                2010...     $0.98       $1.03       3,000,615
                2009...     $0.93       $0.98       2,053,562
                2008...     $1.00       $0.93         326,459
                2007...     $1.00       $1.00              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.03       $1.11       5,986,542
                2015...     $1.07       $1.03       5,982,580
                2014...     $1.04       $1.07       6,102,446
                2013...     $0.91       $1.04       7,441,147
                2012...     $0.82       $0.91       7,390,773
                2011...     $0.87       $0.82       7,793,179
                2010...     $0.77       $0.87       8,632,126
                2009...     $0.64       $0.77       8,166,250
                2008...     $0.95       $0.64       4,930,458
                2007...     $1.00       $0.95         294,248
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.06       $1.11       4,338,977
                2015...     $1.10       $1.06       4,546,786
                2014...     $1.08       $1.10       5,220,553
                2013...     $1.03       $1.08       5,340,092
                2012...     $0.97       $1.03       4,068,347
                2011...     $0.98       $0.97       3,737,551
                2010...     $0.98       $0.98       2,784,740
                2009...     $0.82       $0.91       2,256,461
                2008...     $0.99       $0.82       1,281,709
                2007...     $1.00       $0.99          55,425
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.31       $1.41         455,190
                2015...     $1.34       $1.31         272,018
                2014...     $1.24       $1.34         189,913
                2013...     $0.92       $1.24         257,466
                2012...     $0.85       $0.92          93,567
                2011...     $0.89       $0.85          68,729
                2010...     $0.74       $0.89          67,503
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00       $0.96              --

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.84       $2.71       2,472,269
                2015...     $2.81       $2.84       2,457,395
                2014...     $3.08       $2.81       2,341,440
                2013...     $2.49       $3.08       1,735,976
                2012...     $2.09       $2.49         250,075
                2011...     $2.30       $2.09         250,353
                2010...     $2.05       $2.30         181,214
                2009...     $1.50       $2.05         157,626
                2008...     $2.68       $1.50         120,375
                2007...     $2.42       $2.68         102,199
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.38       $1.60       1,072,152
                2015...     $1.50       $1.38         713,574
                2014...     $1.37       $1.50         571,774
                2013...     $0.99       $1.37         576,440
                2012...     $0.86       $0.99         206,754
                2011...     $0.89       $0.86          89,436
                2010...     $0.74       $0.89          66,815
                2009...     $0.55       $0.74          57,914
                2008...     $0.91       $0.55          59,741
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.06       9,114,403
                2015...     $1.08       $1.00       8,556,594
                2014...     $1.04       $1.08       5,525,506
                2013...     $1.00       $1.04       1,927,479
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.99       $0.99      11,074,986
                2015...     $1.01       $0.99      11,278,721
                2014...     $1.02       $1.01      11,748,531
                2013...     $1.04       $1.02      11,006,256
                2012...     $1.00       $1.04       6,527,515
                2011...     $1.01       $1.00       4,424,373
                2010...     $1.00       $1.01       1,503,971
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.09       $1.10      27,229,152
                2015...     $1.11       $1.09      28,807,574
                2014...     $1.08       $1.11      29,315,598
                2013...     $1.12       $1.08      25,870,572
                2012...     $1.05       $1.12      10,996,886
                2011...     $1.03       $1.05       6,492,111
                2010...     $1.00       $1.03       2,854,454
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.96       $2.19         351,573
                2015...     $2.06       $1.96         267,809
                2014...     $1.87       $2.06         302,906
                2013...     $1.43       $1.87         753,793
                2012...     $1.23       $1.43         116,203
                2011...     $1.22       $1.23         102,972
                2010...     $1.11       $1.22         101,713
                2009...     $0.87       $1.11         100,545
                2008...     $1.61       $0.87         101,347
                2007...     $1.73       $1.61          96,496
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.80       $2.03         703,627
                2015...     $1.98       $1.80       1,866,368
                2014...     $1.82       $1.98       2,335,664
                2013...     $1.37       $1.82         932,616
                2012...     $1.17       $1.37          12,322
                2011...     $1.25       $1.17          12,312
                2010...     $1.11       $1.25           7,347
                2009...     $0.87       $1.11           7,395
                2008...     $1.45       $0.87           7,443
                2007...     $0.00       $1.45           7,492




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $2.01       $2.02         347,291
                2015...     $2.18       $2.01       1,368,306
                2014...     $2.02       $2.18       1,877,115
                2013...     $1.43       $2.02         354,937
                2012...     $1.28       $1.43         156,963
                2011...     $1.58       $1.28         178,721
                2010...     $1.34       $1.58          98,458
                2009...     $0.83       $1.34          45,534
                2008...     $1.34       $0.83           5,200
                2007...     $1.30       $1.34           5,134
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.70       $1.63         272,183
                2015...     $1.73       $1.70         121,481
                2014...     $1.89       $1.73         109,325
                2013...     $1.50       $1.89         105,578
                2012...     $1.26       $1.50         118,220
                2011...     $1.54       $1.26         114,326
                2010...     $1.43       $1.54         109,083
                2009...     $1.17       $1.43         106,284
                2008...     $2.12       $1.17         103,273
                2007...     $1.99       $2.12          95,570
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.27       $2.40          86,352
                2015...     $2.32       $2.27       1,026,563
                2014...     $2.08       $2.32         806,090
                2013...     $1.55       $2.08          59,909
                2012...     $1.35       $1.55          53,672
                2011...     $1.45       $1.35          37,434
                2010...     $1.24       $1.45          20,364
                2009...     $0.96       $1.24           1,317
                2008...     $1.59       $0.96           1,289
                2007...     $0.00       $1.59           1,310
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.25       $1.28      19,280,052
                2015...     $1.27       $1.25      17,120,118
                2014...     $1.22       $1.27      13,384,070
                2013...     $1.25       $1.22      11,383,676
                2012...     $1.18       $1.25       9,489,713
                2011...     $1.12       $1.18       9,613,880
                2010...     $1.04       $1.12       9,400,906
                2009...     $0.92       $1.04       9,018,635
                2008...     $1.08       $0.92       6,972,110
                2007...     $1.07       $1.08       3,420,941
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.14      31,925,632
                2015...     $1.12       $1.07      28,184,467
                2014...     $1.06       $1.12      14,137,548
                2013...     $1.00       $1.06       3,667,139
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.92       $0.90       5,187,824
                2015...     $0.93       $0.92       4,718,438
                2014...     $0.95       $0.93       6,569,631
                2013...     $0.97       $0.95       4,164,298
                2012...     $0.99       $0.97       4,202,714
                2011...     $1.00       $0.99       4,468,094
                2010...     $1.02       $1.00       2,656,270
                2009...     $1.04       $1.02       2,508,234
                2008...     $1.04       $1.04       3,280,001
                2007...     $1.01       $1.04         996,146

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.81       $3.31       3,696,016
                2015...     $2.94       $2.81       1,869,981
                2014...     $2.74       $2.94       2,208,847
                2013...     $2.11       $2.74       2,326,886
                2012...     $1.83       $2.11       2,460,488
                2011...     $1.91       $1.83       2,225,867
                2010...     $1.54       $1.91       2,131,799
                2009...     $1.15       $1.54       2,102,240
                2008...     $1.85       $1.15       1,828,279
                2007...     $1.75       $1.85         929,156
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.16       $2.36       3,132,826
                2015...     $2.18       $2.16       2,675,523
                2014...     $1.96       $2.18       2,240,629
                2013...     $1.52       $1.96       1,844,995
                2012...     $1.34       $1.52         390,648
                2011...     $1.34       $1.34         303,718
                2010...     $1.19       $1.34         254,942
                2009...     $0.97       $1.19         495,104
                2008...     $1.57       $0.97         439,628
                2007...     $1.52       $1.57         100,183
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.38       $1.40       5,318,850
                2015...     $1.47       $1.38       5,086,424
                2014...     $1.47       $1.47       4,899,301
                2013...     $1.50       $1.47       4,835,369
                2012...     $1.31       $1.50       3,792,340
                2011...     $1.34       $1.31       3,377,658
                2010...     $1.20       $1.34       2,347,081
                2009...     $1.04       $1.20       2,019,202
                2008...     $1.02       $1.04       1,753,277
                2007...     $0.95       $1.02         869,440
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02      21,224,269
                2015...     $1.00       $1.00          41,148
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.12       $1.11       5,366,222
                2015...     $1.11       $1.12       4,312,083
                2014...     $1.06       $1.11       3,926,173
                2013...     $1.11       $1.06       3,261,102
                2012...     $1.09       $1.11       1,541,572
                2011...     $1.04       $1.09       1,467,677
                2010...     $0.99       $1.04       1,670,501
                2009...     $0.93       $0.99       1,740,149
                2008...     $1.09       $0.93       1,333,016
                2007...     $1.08       $1.09         820,701
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.06       $3.14       2,899,259
                2015...     $2.97       $3.06       2,568,859
                2014...     $2.32       $2.97       2,592,763
                2013...     $2.34       $2.32       2,385,722
                2012...     $2.02       $2.34       1,506,656
                2011...     $1.95       $2.02       1,444,573
                2010...     $1.54       $1.95       1,408,128
                2009...     $1.26       $1.54       1,365,113
                2008...     $2.02       $1.26       1,021,358
                2007...     $2.44       $2.02         591,607
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.21       $2.19       5,915,234
                2015...     $2.11       $2.21       7,474,124
                2014...     $1.90       $2.11       7,039,289
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.85       $2.20       1,280,571
                2015...     $1.95       $1.85       1,109,772
                2014...     $1.83       $1.95       1,196,501




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.66       $2.75       2,431,437
                2015...     $2.69       $2.66       3,424,603
                2014...     $2.44       $2.69       2,992,654
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.38       $2.59       6,409,366
                2015...     $2.48       $2.38       6,960,722
                2014...     $2.31       $2.48       7,452,783
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.02       $2.33         784,124
                2015...     $2.56       $2.02         657,889
                2014...     $2.85       $2.56         656,576
                2013...     $2.93       $2.85         622,858
                2012...     $2.64       $2.93         479,269
                2011...     $3.19       $2.64         416,709
                2010...     $2.76       $3.19         395,934
                2009...     $1.63       $2.76         414,316
                2008...     $3.51       $1.63         430,606
                2007...     $2.78       $3.51         375,237
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06       4,474,043
                2015...     $1.09       $1.02       3,440,641
                2014...     $1.08       $1.09       3,650,627
                2013...     $1.02       $1.08       4,340,748
                2012...     $1.00       $1.02         745,839
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99      11,448,299
                2015...     $1.03       $0.96       8,771,067
                2014...     $1.03       $1.03       5,524,537
                2013...     $1.00       $1.03         630,305
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06      17,377,882
                2015...     $1.15       $1.02      19,245,596
                2014...     $1.15       $1.15      18,825,670
                2013...     $1.01       $1.15      16,763,478
                2012...     $1.00       $1.01         995,406
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.04       $1.08       2,864,256
                2015...     $1.13       $1.04       4,428,985
                2014...     $1.12       $1.13       5,124,329
                2013...     $1.02       $1.12       4,501,735
                2012...     $1.00       $1.02       1,026,847


1.90% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.05          --
                2015...     $1.07       $1.03          --
                2014...     $1.04       $1.07          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.56       $0.54          --
                2015...     $0.56       $0.56          --
                2014...     $0.61       $0.56          --
                2013...     $0.50       $0.61          --
                2012...     $0.45       $0.50          --
                2011...     $0.57       $0.45          --
                2010...     $0.56       $0.57          --
                2009...     $0.42       $0.56          --
                2008...     $0.92       $0.42          --
                2007...     $1.00       $0.92          --

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.98       $2.20             --
                2015...     $2.14       $1.98             --
                2014...     $1.95       $2.14            510
                2013...     $1.46       $1.95          1,123
                2012...     $1.30       $1.46          1,773
                2011...     $1.29       $1.30         12,869
                2010...     $1.16       $1.29         13,252
                2009...     $1.00       $1.16         12,871
                2008...     $1.56       $1.00         14,586
                2007...     $1.60       $1.56         31,443
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.13       $1.16         25,359
                2015...     $1.18       $1.13         24,273
                2014...     $1.17       $1.18         53,457
                2013...     $1.30       $1.17         53,069
                2012...     $1.24       $1.30         65,871
                2011...     $1.13       $1.24        103,659
                2010...     $1.09       $1.13        147,054
                2009...     $1.01       $1.09        177,748
                2008...     $1.05       $1.01          3,286
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.92       $0.93             --
                2015...     $0.98       $0.92             --
                2014...     $0.99       $0.98             --
                2013...     $1.03       $0.99             --
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.33       $1.31         11,342
                2015...     $1.26       $1.33         12,862
                2014...     $1.26       $1.26          9,242
                2013...     $0.99       $1.26          9,784
                2012...     $0.83       $0.99             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.09       $1.10          3,713
                2015...     $1.11       $1.09          3,672
                2014...     $1.11       $1.11          3,207
                2013...     $0.88       $1.11          3,328
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.42       $1.53          6,218
                2015...     $1.36       $1.42         37,765
                2014...     $1.28       $1.36         38,346
                2013...     $1.00       $1.28          6,795
                2012...     $0.86       $1.00          3,792
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.47       $1.61         79,229
                2015...     $1.48       $1.47         34,546
                2014...     $1.36       $1.48         35,296
                2013...     $1.04       $1.36             --
                2012...     $0.90       $1.04             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.96       $0.98         17,450
                2015...     $1.02       $0.96         17,915
                2014...     $1.07       $1.02         16,022
                2013...     $0.90       $1.07         16,251
                2012...     $0.78       $0.90          2,123
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.88       $0.91          8,528
                2015...     $0.93       $0.88         12,901
                2014...     $1.02       $0.93         17,434
                2013...     $0.94       $1.02         13,915
                2012...     $0.81       $0.94             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.03       $1.02         80,114
                2015...     $1.03       $1.03             --
                2014...     $1.00       $1.03             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.90       $2.20         75,058
                2015...     $2.02       $1.90         73,957
                2014...     $1.90       $2.02         96,047
                2013...     $1.52       $1.90        130,728
                2012...     $1.32       $1.52        156,184
                2011...     $1.34       $1.32        238,234
                2010...     $1.19       $1.34        308,840
                2009...     $0.93       $1.19        364,352
                2008...     $1.66       $0.93        434,617
                2007...     $1.67       $1.66        444,805
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $3.31       $3.64         12,163
                2015...     $3.43       $3.31         22,227
                2014...     $3.30       $3.43         24,625
                2013...     $2.47       $3.30         26,507
                2012...     $2.20       $2.47         29,432
                2011...     $2.52       $2.20         86,805
                2010...     $1.99       $2.52         87,270
                2009...     $1.45       $1.99         77,451
                2008...     $2.46       $1.45         95,618
                2007...     $2.17       $2.46        157,553
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.89       $2.15         26,181
                2015...     $2.02       $1.89         23,675
                2014...     $1.93       $2.02         24,329
                2013...     $1.53       $1.93         26,642
                2012...     $1.37       $1.53         32,300
                2011...     $1.41       $1.37         91,252
                2010...     $1.29       $1.41         93,608
                2009...     $1.04       $1.29         97,170
                2008...     $1.69       $1.04        113,237
                2007...     $1.66       $1.69        135,856
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.25       $1.60             --
                2015...     $1.38       $1.25         23,474
                2014...     $1.40       $1.38         24,689
                2013...     $1.04       $1.40         49,028
                2012...     $0.90       $1.04         27,099
                2011...     $0.95       $0.90         28,328
                2010...     $0.76       $0.95         29,674
                2009...     $0.60       $0.76             --
                2008...     $0.91       $0.60             --
                2007...     $1.00       $0.91             --

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $2.37       $2.42          9,454
                2015...     $2.48       $2.37          8,805
                2014...     $2.35       $2.48          8,722
                2013...     $1.74       $2.35          8,887
                2012...     $1.60       $1.74         10,030
                2011...     $1.71       $1.60         13,653
                2010...     $1.37       $1.71         14,386
                2009...     $0.97       $1.37         15,761
                2008...     $1.72       $0.97         17,352
                2007...     $1.57       $1.72         18,431
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.00             --
                2015...     $1.06       $0.98             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.01       $1.00        128,799
                2015...     $1.03       $1.01          4,094
                2014...     $1.05       $1.03          4,123
                2013...     $1.07       $1.05         23,310
                2012...     $1.06       $1.07          4,181
                2011...     $1.02       $1.06         36,641
                2010...     $1.00       $1.02         16,023
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.27       $1.44             --
                2015...     $1.43       $1.27             --
                2014...     $1.33       $1.43             --
                2013...     $1.01       $1.33             --
                2012...     $0.88       $1.01             --
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $2.12       $2.44          6,270
                2015...     $2.30       $2.12          6,529
                2014...     $2.15       $2.30          6,575
                2013...     $1.62       $2.15         27,689
                2012...     $1.39       $1.62          5,833
                2011...     $1.44       $1.39          9,616
                2010...     $1.27       $1.44          9,740
                2009...     $1.01       $1.27         10,014
                2008...     $1.60       $1.01         10,516
                2007...     $1.67       $1.60         43,505
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.46       $1.64             --
                2015...     $1.53       $1.46             --
                2014...     $1.43       $1.53             --
                2013...     $1.17       $1.43             --
                2012...     $1.06       $1.17         67,745
                2011...     $1.10       $1.06         71,244
                2010...     $1.04       $1.10             --
                2009...     $0.79       $1.04             --
                2008...     $1.31       $0.79             --
                2007...     $1.31       $1.31             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $2.20       $2.58          6,331
                2015...     $2.32       $2.20          6,401
                2014...     $2.15       $2.32          6,284
                2013...     $1.64       $2.15          6,545
                2012...     $1.46       $1.64          7,454
                2011...     $1.52       $1.46          7,893
                2010...     $1.38       $1.52          7,739
                2009...     $1.14       $1.38          7,441
                2008...     $1.71       $1.14          7,918
                2007...     $1.70       $1.71          7,161
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.25       $1.37             --
                2015...     $1.35       $1.25             --
                2014...     $1.35       $1.35             --
                2013...     $1.00       $1.35         17,768
                2012...     $0.90       $1.00             --
                2011...     $0.92       $0.90          6,733
                2010...     $0.74       $0.92          6,780
                2009...     $0.62       $0.74          6,828
                2008...     $0.92       $0.62             --
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.48       $2.37         26,738
                2015...     $2.76       $2.48         77,134
                2014...     $2.97       $2.76        101,680
                2013...     $2.42       $2.97         89,306
                2012...     $2.07       $2.42        133,475
                2011...     $2.27       $2.07        366,992
                2010...     $2.13       $2.27        500,011
                2009...     $1.74       $2.13        466,065
                2008...     $2.38       $1.74        425,982
                2007...     $1.69       $2.38        458,638
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.96       $1.96         34,273
                2015...     $2.01       $1.96         57,023
                2014...     $1.90       $2.01         59,024
                2013...     $1.57       $1.90         30,275
                2012...     $1.43       $1.57         97,854
                2011...     $1.41       $1.43        168,847
                2010...     $1.23       $1.41         86,497
                2009...     $1.10       $1.23         92,857
                2008...     $1.42       $1.10        105,699
                2007...     $1.28       $1.42        113,525
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.36       $2.40          7,164
                2015...     $2.42       $2.36          6,667
                2014...     $2.25       $2.42          8,972
                2013...     $1.72       $2.25          9,756
                2012...     $1.48       $1.72             --
                2011...     $1.48       $1.48             --
                2010...     $1.25       $1.48             --
                2009...     $1.03       $1.25             --
                2008...     $1.60       $1.03             --
                2007...     $1.00       $1.60             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $2.00       $1.91         26,355
                2015...     $1.97       $2.00         24,842
                2014...     $1.99       $1.97         25,664
                2013...     $1.70       $1.99         51,986
                2012...     $1.47       $1.70         27,456
                2011...     $1.62       $1.47         28,509
                2010...     $1.44       $1.62         29,295
                2009...     $1.15       $1.44         30,512
                2008...     $2.03       $1.15         31,915
                2007...     $1.71       $2.03         36,078

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.08         50,295
                2015...     $1.03       $0.94         45,356
                2014...     $1.03       $1.03         62,355
                2013...     $1.00       $1.03          5,867
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $2.42       $2.40         86,581
                2015...     $2.49       $2.42         74,731
                2014...     $2.50       $2.49         89,723
                2013...     $2.04       $2.50        146,761
                2012...     $1.84       $2.04        135,782
                2011...     $2.17       $1.84        251,217
                2010...     $1.94       $2.17        250,736
                2009...     $1.44       $1.94        282,876
                2008...     $2.55       $1.44        315,203
                2007...     $2.37       $2.55        363,838
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.81       $3.13            816
                2015...     $3.16       $2.81          1,445
                2014...     $3.27       $3.16            580
                2013...     $2.12       $3.27            770
                2012...     $1.93       $2.12            837
                2011...     $2.12       $1.93            847
                2010...     $1.53       $2.12          1,014
                2009...     $1.11       $1.53          1,047
                2008...     $2.17       $1.11          3,199
                2007...     $2.08       $2.17          3,092
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.22       $2.31          1,432
                2015...     $2.40       $2.22          1,374
                2014...     $2.27       $2.40             --
                2013...     $1.78       $2.27         26,951
                2012...     $1.60       $1.78             --
                2011...     $1.64       $1.60          2,657
                2010...     $1.27       $1.64             --
                2009...     $0.88       $1.27             --
                2008...     $1.41       $0.88             --
                2007...     $1.00       $1.41             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.85       $1.03         38,187
                2015...     $1.11       $0.85         48,856
                2014...     $1.30       $1.11         49,879
                2013...     $1.23       $1.30         52,171
                2012...     $1.23       $1.23         57,298
                2011...     $1.60       $1.23        150,878
                2010...     $1.39       $1.60        183,587
                2009...     $0.82       $1.39        144,022
                2008...     $2.16       $0.82        128,552
                2007...     $1.53       $2.16        143,347
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.05             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.02             --
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.23       $3.21         17,455
                2015...     $3.39       $3.23         24,963
                2014...     $3.35       $3.39         25,140
                2013...     $2.18       $3.35         18,220
                2012...     $1.74       $2.18         45,193
                2011...     $1.88       $1.74        128,650
                2010...     $1.70       $1.88        113,541
                2009...     $1.21       $1.70        115,883
                2008...     $1.86       $1.21        126,732
                2007...     $1.52       $1.86        141,521
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $2.64       $3.34         17,483
                2015...     $2.85       $2.64         16,636
                2014...     $2.71       $2.85         24,508
                2013...     $2.07       $2.71         29,806
                2012...     $1.78       $2.07         33,608
                2011...     $2.08       $1.78         43,449
                2010...     $1.67       $2.08         45,303
                2009...     $1.32       $1.67         56,032
                2008...     $1.82       $1.32         94,941
                2007...     $1.94       $1.82        107,680
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.97       $2.15         20,198
                2015...     $2.09       $1.97         18,534
                2014...     $1.92       $2.09         18,665
                2013...     $1.45       $1.92         18,796
                2012...     $1.24       $1.45         18,928
                2011...     $1.36       $1.24        102,591
                2010...     $1.17       $1.36        114,789
                2009...     $0.94       $1.17        118,918
                2008...     $1.45       $0.94        119,754
                2007...     $1.45       $1.45        120,598
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $2.10       $2.15          5,024
                2015...     $2.13       $2.10         55,151
                2014...     $2.01       $2.13         55,539
                2013...     $1.71       $2.01             --
                2012...     $1.53       $1.71         45,650
                2011...     $1.54       $1.53         65,664
                2010...     $1.45       $1.54        179,132
                2009...     $1.18       $1.45         15,383
                2008...     $1.43       $1.18             --
                2007...     $1.32       $1.43             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.98             --
                2015...     $1.00       $0.97             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.90       $2.91         32,016
                2015...     $2.64       $2.90         42,376
                2014...     $2.49       $2.64         43,403
                2013...     $1.94       $2.49         31,459
                2012...     $1.59       $1.94         79,202
                2011...     $1.74       $1.59        205,823
                2010...     $1.67       $1.74        181,726
                2009...     $1.17       $1.67        190,280
                2008...     $2.13       $1.17        191,942
                2007...     $1.59       $2.13        206,145

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $2.37       $2.17         56,705
                2015...     $2.65       $2.37         67,564
                2014...     $3.08       $2.65         69,099
                2013...     $2.74       $3.08         62,540
                2012...     $2.47       $2.74         67,544
                2011...     $3.72       $2.47         71,731
                2010...     $3.03       $3.72         72,011
                2009...     $1.73       $3.03        115,812
                2008...     $3.68       $1.73         98,782
                2007...     $2.93       $3.68        111,825
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.27       $1.48             --
                2015...     $1.34       $1.27             --
                2014...     $1.26       $1.34             --
                2013...     $1.02       $1.26         29,393
                2012...     $0.94       $1.02             --
                2011...     $0.99       $0.94             --
                2010...     $0.87       $0.99             --
                2009...     $0.67       $0.87             --
                2008...     $0.95       $0.67             --
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $2.00       $2.05             --
                2015...     $1.95       $2.00             --
                2014...     $1.83       $1.95             --
                2013...     $1.36       $1.83             --
                2012...     $1.19       $1.36             --
                2011...     $1.29       $1.19             --
                2010...     $1.02       $1.29             --
                2009...     $0.74       $1.02             --
                2008...     $1.55       $0.74             --
                2007...     $1.00       $1.55             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98        128,698
                2015...     $1.00       $0.96             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.60       $0.63         17,050
                2015...     $0.69       $0.60         16,096
                2014...     $0.73       $0.69         16,209
                2013...     $0.75       $0.73         35,072
                2012...     $0.64       $0.75         16,438
                2011...     $0.80       $0.64         16,553
                2010...     $0.68       $0.80         16,669
                2009...     $0.41       $0.68         45,204
                2008...     $1.00       $0.41         16,904
                2007...     $1.00       $0.97         70,193
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.97       $1.06             --
                2015...     $1.02       $0.97             --
                2014...     $1.00       $1.02             --
                2013...     $0.86       $1.00             --
                2012...     $0.77       $0.86             --
                2011...     $0.82       $0.77             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --
                2008...     $0.94       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.06       $1.13             --
                2015...     $1.11       $1.06             --
                2014...     $1.08       $1.11             --
                2013...     $0.98       $1.08             --
                2012...     $0.90       $0.98             --
                2011...     $0.93       $0.90             --
                2010...     $0.84       $0.93             --
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.06       $1.09             --
                2015...     $1.09       $1.06             --
                2014...     $1.08       $1.09             --
                2013...     $1.08       $1.08             --
                2012...     $1.04       $1.08             --
                2011...     $1.03       $1.04             --
                2010...     $0.98       $1.03             --
                2009...     $0.93       $0.98             --
                2008...     $1.01       $0.93         27,298
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.02       $1.10         78,092
                2015...     $1.07       $1.02         73,725
                2014...     $1.04       $1.07         74,243
                2013...     $0.91       $1.04         74,765
                2012...     $0.82       $0.91         75,289
                2011...     $0.87       $0.82         75,819
                2010...     $0.77       $0.87         76,351
                2009...     $0.64       $0.77             --
                2008...     $0.95       $0.64             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.06       $1.10        123,857
                2015...     $1.09       $1.06        116,932
                2014...     $1.08       $1.09        117,754
                2013...     $1.03       $1.08        107,862
                2012...     $0.97       $1.03        108,620
                2011...     $0.98       $0.97        109,386
                2010...     $0.98       $0.98        110,152
                2009...     $0.82       $0.91        110,924
                2008...     $1.00       $0.82        628,214
                2007...     $1.00       $0.99         45,142
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.30       $1.40             --
                2015...     $1.34       $1.30             --
                2014...     $1.24       $1.34             --
                2013...     $0.92       $1.24             --
                2012...     $0.84       $0.92             --
                2011...     $0.89       $0.84             --
                2010...     $0.74       $0.89             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.82       $2.69             --
                2015...     $2.79       $2.82             --
                2014...     $3.06       $2.79          2,253
                2013...     $2.48       $3.06          2,538
                2012...     $2.08       $2.48             --
                2011...     $2.29       $2.08             --
                2010...     $2.04       $2.29             --
                2009...     $1.49       $2.04             --
                2008...     $2.68       $1.49             --
                2007...     $2.68       $2.68             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.38       $1.59             --
                2015...     $1.49       $1.38             --
                2014...     $1.36       $1.49             --
                2013...     $0.99       $1.36             --
                2012...     $0.86       $0.99             --
                2011...     $0.89       $0.86             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.06             --
                2015...     $1.08       $1.00             --
                2014...     $1.04       $1.08             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.99       $0.99         63,182
                2015...     $1.01       $0.99         63,178
                2014...     $1.02       $1.01         66,158
                2013...     $1.04       $1.02         61,782
                2012...     $1.00       $1.04         50,526
                2011...     $1.01       $1.00         81,238
                2010...     $1.00       $1.01         48,214
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.09       $1.09         14,538
                2015...     $1.10       $1.09         15,389
                2014...     $1.08       $1.10         24,604
                2013...     $1.12       $1.08        100,751
                2012...     $1.04       $1.12         63,075
                2011...     $1.00       $1.04         96,708
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.95       $2.18         13,690
                2015...     $2.05       $1.95         13,527
                2014...     $1.86       $2.05         12,720
                2013...     $1.43       $1.86         13,578
                2012...     $1.22       $1.43             --
                2011...     $1.22       $1.22             --
                2010...     $1.10       $1.22             --
                2009...     $0.87       $1.10             --
                2008...     $1.61       $0.87             --
                2007...     $1.51       $1.61             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.79       $2.02         10,546
                2015...     $1.97       $1.79          9,938
                2014...     $1.81       $1.97         10,008
                2013...     $1.36       $1.81         10,078
                2012...     $1.16       $1.36         10,149
                2011...     $1.24       $1.16         10,221
                2010...     $1.11       $1.24         10,292
                2009...     $0.87       $1.11         10,364
                2008...     $1.45       $0.87         10,437
                2007...     $1.57       $1.45         19,077




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.99       $2.01              --
                2015...     $2.16       $1.99              --
                2014...     $2.01       $2.16              --
                2013...     $1.43       $2.01              --
                2012...     $1.27       $1.43              --
                2011...     $1.58       $1.27              --
                2010...     $1.33       $1.58              --
                2009...     $0.83       $1.33              --
                2008...     $1.34       $0.83              --
                2007...     $1.29       $1.34              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.69       $1.62          14,174
                2015...     $1.72       $1.69          12,994
                2014...     $1.88       $1.72          12,908
                2013...     $1.50       $1.88          12,859
                2012...     $1.25       $1.50          13,509
                2011...     $1.53       $1.25          21,108
                2010...     $1.42       $1.53          37,174
                2009...     $1.16       $1.42          38,239
                2008...     $2.11       $1.16          45,233
                2007...     $1.99       $2.11          47,008
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $2.25       $2.38           5,506
                2015...     $2.30       $2.25           5,009
                2014...     $2.07       $2.30           5,322
                2013...     $1.55       $2.07           5,946
                2012...     $1.35       $1.55           6,576
                2011...     $1.45       $1.35           6,890
                2010...     $1.23       $1.45           7,576
                2009...     $0.95       $1.23           7,656
                2008...     $1.58       $0.95           7,285
                2007...     $0.00       $1.58           7,403
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.24       $1.27         303,512
                2015...     $1.26       $1.24         178,831
                2014...     $1.21       $1.26         224,279
                2013...     $1.24       $1.21         296,152
                2012...     $1.18       $1.24         313,929
                2011...     $1.11       $1.18         671,909
                2010...     $1.04       $1.11         843,217
                2009...     $0.91       $1.04         801,828
                2008...     $1.08       $0.91         953,286
                2007...     $1.07       $1.08       1,071,777
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.14              --
                2015...     $1.12       $1.07         178,156
                2014...     $1.06       $1.12         112,435
                2013...     $1.00       $1.06              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.91       $0.89         121,722
                2015...     $0.93       $0.91          15,856
                2014...     $0.95       $0.93          22,050
                2013...     $0.96       $0.95          34,291
                2012...     $0.98       $0.96          33,634
                2011...     $1.00       $0.98          90,666
                2010...     $1.02       $1.00         101,240
                2009...     $1.04       $1.02         775,622
                2008...     $1.04       $1.04         412,854
                2007...     $1.01       $1.04       1,040,141

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.79       $3.29         44,907
                2015...     $2.93       $2.79         36,513
                2014...     $2.73       $2.93         44,369
                2013...     $2.10       $2.73         57,777
                2012...     $1.82       $2.10         66,497
                2011...     $1.90       $1.82         87,978
                2010...     $1.54       $1.90        113,607
                2009...     $1.15       $1.54        140,235
                2008...     $1.84       $1.15        181,974
                2007...     $1.75       $1.84        192,670
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $2.14       $2.34        127,059
                2015...     $2.16       $2.14         57,513
                2014...     $1.95       $2.16         48,690
                2013...     $1.51       $1.95         33,661
                2012...     $1.33       $1.51         36,384
                2011...     $1.34       $1.33         41,533
                2010...     $1.19       $1.34         63,715
                2009...     $0.96       $1.19         48,528
                2008...     $1.56       $0.96         84,272
                2007...     $1.52       $1.56        148,515
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.37       $1.39        144,074
                2015...     $1.46       $1.37        126,287
                2014...     $1.46       $1.46        138,458
                2013...     $1.49       $1.46        163,184
                2012...     $1.31       $1.49        155,770
                2011...     $1.34       $1.31        484,058
                2010...     $1.20       $1.34        512,262
                2009...     $1.04       $1.20        472,999
                2008...     $1.01       $1.04        476,418
                2007...     $0.94       $1.01        479,747
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.11       $1.10         78,218
                2015...     $1.10       $1.11         64,440
                2014...     $1.06       $1.10         71,300
                2013...     $1.10       $1.06         82,889
                2012...     $1.08       $1.10         80,800
                2011...     $1.04       $1.08        129,819
                2010...     $0.99       $1.04        134,090
                2009...     $0.93       $0.99        138,214
                2008...     $1.09       $0.93        222,024
                2007...     $1.08       $1.09        286,091
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $3.04       $3.12         35,084
                2015...     $2.95       $3.04         34,741
                2014...     $2.31       $2.95         42,361
                2013...     $2.33       $2.31         59,359
                2012...     $2.01       $2.33         48,388
                2011...     $1.94       $2.01         93,706
                2010...     $1.54       $1.94         99,307
                2009...     $1.26       $1.54        100,000
                2008...     $2.01       $1.26        163,073
                2007...     $2.43       $2.01        226,051
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.20       $2.18        143,562
                2015...     $2.10       $2.20        126,402
                2014...     $1.89       $2.10        160,634
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.84       $2.18         15,716
                2015...     $1.94       $1.84         13,254
                2014...     $1.82       $1.94         15,602




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.65       $2.73        56,784
                2015...     $2.67       $2.65        55,239
                2014...     $2.43       $2.67        59,044
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.37       $2.57        65,850
                2015...     $2.46       $2.37        46,311
                2014...     $2.30       $2.46        61,784
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $2.01       $2.31        25,468
                2015...     $2.55       $2.01        21,744
                2014...     $2.83       $2.55        23,487
                2013...     $2.91       $2.83        27,261
                2012...     $2.62       $2.91        28,606
                2011...     $3.18       $2.62        69,110
                2010...     $2.75       $3.18        75,477
                2009...     $1.63       $2.75        86,867
                2008...     $3.51       $1.63        84,552
                2007...     $2.77       $3.51        94,405
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06            --
                2015...     $1.09       $1.02            --
                2014...     $1.08       $1.09            --
                2013...     $1.02       $1.08            --
                2012...     $1.00       $1.02            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99            --
                2015...     $1.03       $0.96            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06            --
                2015...     $1.14       $1.02            --
                2014...     $1.15       $1.14            --
                2013...     $1.01       $1.15            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.04       $1.08            --
                2015...     $1.13       $1.04            --
                2014...     $1.12       $1.13            --
                2013...     $1.02       $1.12            --
                2012...     $1.00       $1.02            --



1.95% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.05          1,295
                2015...     $1.07       $1.03          1,251
                2014...     $1.04       $1.07          1,287
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.56       $0.54             --
                2015...     $0.55       $0.56             --
                2014...     $0.60       $0.55             --
                2013...     $0.50       $0.60             --
                2012...     $0.45       $0.50             --
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $1.00       $0.42             --
                2007...     $1.00       $0.92        102,625

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.71       $1.90             --
                2015...     $1.85       $1.71             --
                2014...     $1.68       $1.85          4,557
                2013...     $1.27       $1.68          5,076
                2012...     $1.13       $1.27          6,090
                2011...     $1.12       $1.13          6,755
                2010...     $1.00       $1.12         12,548
                2009...     $0.87       $1.00         12,938
                2008...     $1.35       $0.87         18,314
                2007...     $1.39       $1.35         16,086
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.13       $1.16         34,374
                2015...     $1.18       $1.13         66,051
                2014...     $1.16       $1.18         68,468
                2013...     $1.30       $1.16         20,837
                2012...     $1.23       $1.30         17,517
                2011...     $1.12       $1.23         11,254
                2010...     $1.09       $1.12            598
                2009...     $1.01       $1.09            604
                2008...     $1.05       $1.01         19,740
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.92       $0.93         23,576
                2015...     $0.98       $0.92         67,954
                2014...     $0.98       $0.98         41,613
                2013...     $1.03       $0.98             --
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.32       $1.31         86,696
                2015...     $1.26       $1.32         92,756
                2014...     $1.26       $1.26         46,642
                2013...     $0.99       $1.26             --
                2012...     $0.83       $0.99             --
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.09       $1.09         97,367
                2015...     $1.11       $1.09         94,766
                2014...     $1.11       $1.11         80,084
                2013...     $0.88       $1.11             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.42       $1.53          1,024
                2015...     $1.36       $1.42          2,240
                2014...     $1.27       $1.36            570
                2013...     $1.00       $1.27         60,605
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.47       $1.61        127,673
                2015...     $1.48       $1.47        139,549
                2014...     $1.36       $1.48         96,887
                2013...     $1.04       $1.36         27,177
                2012...     $0.90       $1.04             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.96       $0.97          4,083
                2015...     $1.02       $0.96         11,605
                2014...     $1.07       $1.02            555
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.88       $0.91             --
                2015...     $0.92       $0.88             --
                2014...     $1.02       $0.92             --
                2013...     $0.94       $1.02             --
                2012...     $0.81       $0.94             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.02       $1.02         23,361
                2015...     $1.03       $1.02          7,047
                2014...     $1.00       $1.03             --
                2013...     $1.05       $1.00             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98          4,291
                2015...     $1.00       $0.95          4,214
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.64       $1.89        117,887
                2015...     $1.74       $1.64        115,408
                2014...     $1.64       $1.74        151,401
                2013...     $1.31       $1.64        173,293
                2012...     $1.14       $1.31        236,989
                2011...     $1.15       $1.14        309,502
                2010...     $1.02       $1.15        397,239
                2009...     $0.80       $1.02        415,311
                2008...     $1.43       $0.80        420,624
                2007...     $1.44       $1.43        384,825
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.60       $2.86        113,509
                2015...     $2.70       $2.60         84,757
                2014...     $2.59       $2.70        102,350
                2013...     $1.95       $2.59         57,991
                2012...     $1.73       $1.95         70,350
                2011...     $1.98       $1.73         69,009
                2010...     $1.57       $1.98         69,662
                2009...     $1.15       $1.57         76,814
                2008...     $1.94       $1.15         84,565
                2007...     $1.71       $1.94         90,206
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.69       $1.93         33,703
                2015...     $1.82       $1.69         27,563
                2014...     $1.73       $1.82         81,085
                2013...     $1.37       $1.73         87,255
                2012...     $1.23       $1.37         90,416
                2011...     $1.26       $1.23         90,240
                2010...     $1.16       $1.26        150,260
                2009...     $0.94       $1.16        159,060
                2008...     $1.52       $0.94        186,566
                2007...     $1.50       $1.52        196,101
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.25       $1.59        318,078
                2015...     $1.37       $1.25        145,084
                2014...     $1.39       $1.37         67,852
                2013...     $1.04       $1.39         28,721
                2012...     $0.90       $1.04          5,052
                2011...     $0.95       $0.90          4,124
                2010...     $0.76       $0.95             --
                2009...     $0.60       $0.76             --
                2008...     $0.91       $0.60             --
                2007...     $1.00       $0.91             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.90       $1.94        15,774
                2015...     $1.99       $1.90        11,157
                2014...     $1.88       $1.99        11,850
                2013...     $1.39       $1.88        36,848
                2012...     $1.28       $1.39        13,437
                2011...     $1.37       $1.28        12,889
                2010...     $1.10       $1.37        15,033
                2009...     $0.78       $1.10        15,991
                2008...     $1.38       $0.78        14,985
                2007...     $1.26       $1.38        15,031
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.98       $1.00         7,908
                2015...     $1.06       $0.98         7,804
                2014...     $1.04       $1.06         1,310
                2013...     $1.00       $1.04            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.01       $1.00        13,001
                2015...     $1.03       $1.01        20,602
                2014...     $1.05       $1.03        13,456
                2013...     $1.07       $1.05        12,910
                2012...     $1.06       $1.07        13,467
                2011...     $1.02       $1.06         7,869
                2010...     $1.00       $1.02            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.27       $1.43        67,142
                2015...     $1.42       $1.27        55,301
                2014...     $1.33       $1.42        39,704
                2013...     $1.01       $1.33            --
                2012...     $0.88       $1.01            --
                2011...     $0.89       $0.88            --
                2010...     $0.74       $0.89            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.82       $2.08        78,307
                2015...     $1.97       $1.82        60,489
                2014...     $1.85       $1.97        25,382
                2013...     $1.39       $1.85        26,134
                2012...     $1.19       $1.39        10,691
                2011...     $1.24       $1.19         7,528
                2010...     $1.09       $1.24           954
                2009...     $0.87       $1.09           962
                2008...     $1.38       $0.87           971
                2007...     $1.44       $1.38           979
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.35       $1.52           526
                2015...     $1.41       $1.35           446
                2014...     $1.32       $1.41        26,794
                2013...     $1.08       $1.32            --
                2012...     $0.98       $1.08            --
                2011...     $1.02       $0.98            --
                2010...     $0.96       $1.02         4,234
                2009...     $0.74       $0.96         4,266
                2008...     $1.22       $0.74         4,298
                2007...     $1.22       $1.22         3,508




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.91       $2.24             --
                2015...     $2.02       $1.91             --
                2014...     $1.87       $2.02             --
                2013...     $1.43       $1.87             --
                2012...     $1.27       $1.43             --
                2011...     $1.33       $1.27             --
                2010...     $1.21       $1.33          6,794
                2009...     $0.99       $1.21          6,845
                2008...     $1.49       $0.99          6,896
                2007...     $1.48       $1.49          6,948
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.24       $1.36          9,352
                2015...     $1.34       $1.24          8,914
                2014...     $1.34       $1.34         10,220
                2013...     $1.00       $1.34         43,991
                2012...     $0.90       $1.00          7,855
                2011...     $0.92       $0.90          6,017
                2010...     $0.73       $0.92             --
                2009...     $0.62       $0.73             --
                2008...     $0.92       $0.62             --
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.47       $2.36         80,936
                2015...     $2.74       $2.47         79,111
                2014...     $2.95       $2.74         73,427
                2013...     $2.41       $2.95        136,683
                2012...     $2.06       $2.41         51,670
                2011...     $2.26       $2.06         67,795
                2010...     $2.12       $2.26         93,922
                2009...     $1.73       $2.12         94,991
                2008...     $2.38       $1.73         96,404
                2007...     $1.68       $2.38        157,179
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.93       $1.93         25,252
                2015...     $1.97       $1.93         25,283
                2014...     $1.87       $1.97         18,535
                2013...     $1.54       $1.87         15,653
                2012...     $1.41       $1.54         14,498
                2011...     $1.39       $1.41         15,278
                2010...     $1.21       $1.39         38,293
                2009...     $1.09       $1.21         39,292
                2008...     $1.40       $1.09         60,352
                2007...     $1.26       $1.40         59,966
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.33       $2.37         52,852
                2015...     $2.39       $2.33         55,040
                2014...     $2.22       $2.39         21,751
                2013...     $1.70       $2.22         23,279
                2012...     $1.46       $1.70             --
                2011...     $1.47       $1.46             --
                2010...     $1.24       $1.47             --
                2009...     $1.02       $1.24             --
                2008...     $1.59       $1.02             --
                2007...     $1.42       $1.59             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.90       $1.81         85,872
                2015...     $1.88       $1.90         76,218
                2014...     $1.89       $1.88         28,768
                2013...     $1.62       $1.89         31,360
                2012...     $1.40       $1.62          9,585
                2011...     $1.54       $1.40          6,570
                2010...     $1.37       $1.54             --
                2009...     $1.10       $1.37             --
                2008...     $1.94       $1.10             --
                2007...     $1.00       $1.94             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.07        114,697
                2015...     $1.03       $0.94        121,621
                2014...     $1.03       $1.03        117,489
                2013...     $1.00       $1.03         69,003
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.85       $1.83         49,316
                2015...     $1.90       $1.85         52,331
                2014...     $1.91       $1.90         60,286
                2013...     $1.56       $1.91         45,959
                2012...     $1.41       $1.56         97,501
                2011...     $1.66       $1.41        129,731
                2010...     $1.49       $1.66        174,758
                2009...     $1.11       $1.49        185,440
                2008...     $1.96       $1.11        190,148
                2007...     $1.81       $1.96        225,300
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.01       $2.23        105,141
                2015...     $2.25       $2.01         67,041
                2014...     $2.34       $2.25         89,545
                2013...     $1.52       $2.34         94,293
                2012...     $1.38       $1.52          1,751
                2011...     $1.52       $1.38          1,804
                2010...     $1.10       $1.52          1,830
                2009...     $0.79       $1.10          2,479
                2008...     $1.55       $0.79          2,757
                2007...     $1.49       $1.55          2,022
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.21       $2.30         50,351
                2015...     $2.39       $2.21         51,569
                2014...     $2.26       $2.39         20,366
                2013...     $1.77       $2.26         19,348
                2012...     $1.59       $1.77            543
                2011...     $1.63       $1.59             --
                2010...     $1.27       $1.63             --
                2009...     $0.88       $1.27             --
                2008...     $1.41       $0.88             --
                2007...     $1.00       $1.41             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.84       $1.02        128,080
                2015...     $1.10       $0.84        197,111
                2014...     $1.30       $1.10         38,240
                2013...     $1.23       $1.30         10,328
                2012...     $1.23       $1.23         14,690
                2011...     $1.59       $1.23         15,046
                2010...     $1.39       $1.59         34,967
                2009...     $0.81       $1.39         35,494
                2008...     $2.15       $0.81         45,396
                2007...     $1.53       $2.15         37,719
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.05         69,299
                2015...     $1.07       $1.04         54,338
                2014...     $1.05       $1.07         24,762
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01             --
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.12       $3.11        217,187
                2015...     $3.27       $3.12        468,395
                2014...     $3.24       $3.27        148,751
                2013...     $2.12       $3.24        159,215
                2012...     $1.69       $2.12         34,380
                2011...     $1.83       $1.69         47,773
                2010...     $1.65       $1.83         50,301
                2009...     $1.17       $1.65         53,322
                2008...     $1.81       $1.17         68,808
                2007...     $1.48       $1.81         65,982
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.99       $2.51        146,585
                2015...     $2.15       $1.99         31,991
                2014...     $2.04       $2.15         48,434
                2013...     $1.56       $2.04         35,068
                2012...     $1.34       $1.56         54,055
                2011...     $1.57       $1.34         64,225
                2010...     $1.27       $1.57         85,557
                2009...     $1.00       $1.27         91,202
                2008...     $1.38       $1.00         98,232
                2007...     $1.47       $1.38        100,414
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.92       $2.09         52,424
                2015...     $2.04       $1.92         49,940
                2014...     $1.87       $2.04         78,314
                2013...     $1.41       $1.87         23,591
                2012...     $1.21       $1.41             --
                2011...     $1.33       $1.21            934
                2010...     $1.14       $1.33            941
                2009...     $0.92       $1.14            971
                2008...     $1.42       $0.92         14,843
                2007...     $1.42       $1.42         15,214
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.99       $2.03         49,468
                2015...     $2.02       $1.99         31,631
                2014...     $1.90       $2.02         17,116
                2013...     $1.62       $1.90         17,244
                2012...     $1.46       $1.62             --
                2011...     $1.46       $1.46             --
                2010...     $1.38       $1.46             --
                2009...     $1.12       $1.38          5,333
                2008...     $1.36       $1.12          6,500
                2007...     $1.26       $1.36         19,104
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.98         12,252
                2015...     $1.00       $0.97         16,490
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.59       $2.59         39,876
                2015...     $2.36       $2.59        123,812
                2014...     $2.22       $2.36         36,502
                2013...     $1.73       $2.22         45,464
                2012...     $1.42       $1.73         43,806
                2011...     $1.56       $1.42         46,023
                2010...     $1.49       $1.56         46,165
                2009...     $1.04       $1.49         46,275
                2008...     $1.91       $1.04          8,846
                2007...     $0.00       $1.91         13,043

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.83       $1.68         57,087
                2015...     $2.05       $1.83         38,239
                2014...     $2.38       $2.05         25,874
                2013...     $2.12       $2.38         30,230
                2012...     $1.91       $2.12         38,238
                2011...     $2.88       $1.91         37,231
                2010...     $2.35       $2.88         48,860
                2009...     $1.34       $2.35         52,651
                2008...     $2.86       $1.34         62,001
                2007...     $2.28       $2.86         73,584
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.26       $1.47        130,097
                2015...     $1.34       $1.26         15,261
                2014...     $1.26       $1.34         10,584
                2013...     $1.02       $1.26         25,113
                2012...     $0.94       $1.02          6,767
                2011...     $0.99       $0.94          5,475
                2010...     $0.87       $0.99             --
                2009...     $0.67       $0.87             --
                2008...     $0.95       $0.67             --
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.63       $1.68             --
                2015...     $1.60       $1.63             --
                2014...     $1.50       $1.60             --
                2013...     $1.11       $1.50             --
                2012...     $0.98       $1.11             --
                2011...     $1.06       $0.98             --
                2010...     $0.84       $1.06             --
                2009...     $0.60       $0.84             --
                2008...     $1.27       $0.60             --
                2007...     $1.00       $1.27             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98          8,761
                2015...     $1.00       $0.96          8,789
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.60       $0.63        182,938
                2015...     $0.68       $0.60        167,467
                2014...     $0.73       $0.68         44,247
                2013...     $0.75       $0.73         45,184
                2012...     $0.64       $0.75          7,283
                2011...     $0.80       $0.64          4,636
                2010...     $0.68       $0.80             --
                2009...     $0.41       $0.68             --
                2008...     $1.00       $0.41         11,635
                2007...     $1.00       $0.97         48,606
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.97       $1.06             --
                2015...     $1.02       $0.97             --
                2014...     $0.99       $1.02             --
                2013...     $0.86       $0.99             --
                2012...     $0.77       $0.86             --
                2011...     $0.82       $0.77             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --
                2008...     $0.94       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.06       $1.12            --
                2015...     $1.10       $1.06            --
                2014...     $1.08       $1.10            --
                2013...     $0.98       $1.08            --
                2012...     $0.90       $0.98            --
                2011...     $0.93       $0.90            --
                2010...     $0.84       $0.93            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.06       $1.08            --
                2015...     $1.09       $1.06            --
                2014...     $1.08       $1.09            --
                2013...     $1.08       $1.08            --
                2012...     $1.04       $1.08            --
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
                2008...     $1.01       $0.93            --
                2007...     $1.00       $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.02       $1.10        15,703
                2015...     $1.06       $1.02        20,950
                2014...     $1.04       $1.06            --
                2013...     $0.91       $1.04            --
                2012...     $0.82       $0.91            --
                2011...     $0.87       $0.82            --
                2010...     $0.77       $0.87            --
                2009...     $0.64       $0.77            --
                2008...     $0.95       $0.64            --
                2007...     $1.00       $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.05       $1.10            --
                2015...     $1.09       $1.05            --
                2014...     $1.08       $1.09            --
                2013...     $1.02       $1.08            --
                2012...     $0.97       $1.02            --
                2011...     $0.98       $0.97            --
                2010...     $0.91       $0.98            --
                2009...     $0.91       $0.91            --
                2008...     $1.00       $0.82            --
                2007...     $1.00       $0.99            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.30       $1.40         3,833
                2015...     $1.33       $1.30         5,757
                2014...     $1.23       $1.33        31,592
                2013...     $0.91       $1.23        18,398
                2012...     $0.84       $0.91            --
                2011...     $0.89       $0.84            --
                2010...     $0.74       $0.89            --
                2009...     $0.57       $0.74            --
                2008...     $0.96       $0.57            --
                2007...     $1.00       $0.96            --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.04       $1.95        87,483
                2015...     $2.02       $2.04        60,017
                2014...     $2.22       $2.02        15,533
                2013...     $1.80       $2.22        18,575
                2012...     $1.51       $1.80            --
                2011...     $1.67       $1.51            --
                2010...     $1.48       $1.67         8,630
                2009...     $1.09       $1.48         8,695
                2008...     $1.95       $1.09         8,761
                2007...     $1.76       $1.95         8,827
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.37       $1.58            --
                2015...     $1.49       $1.37            --
                2014...     $1.36       $1.49            --
                2013...     $0.98       $1.36            --
                2012...     $0.85       $0.98            --
                2011...     $0.89       $0.85            --
                2010...     $0.74       $0.89            --
                2009...     $0.55       $0.74            --
                2008...     $0.91       $0.55            --
                2007...     $1.00       $0.91            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.05         1,301
                2015...     $1.08       $1.00         1,280
                2014...     $1.04       $1.08         1,267
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.99       $0.98        39,036
                2015...     $1.01       $0.99        37,556
                2014...     $1.02       $1.01        24,172
                2013...     $1.04       $1.02        15,226
                2012...     $1.00       $1.04        12,932
                2011...     $1.01       $1.00         6,574
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.08       $1.09        69,361
                2015...     $1.10       $1.08        68,405
                2014...     $1.08       $1.10        55,386
                2013...     $1.12       $1.08        37,824
                2012...     $1.04       $1.12        25,333
                2011...     $1.03       $1.04        31,371
                2010...     $1.00       $1.03        16,548
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.65       $1.83        16,208
                2015...     $1.73       $1.65        13,199
                2014...     $1.57       $1.73        14,177
                2013...     $1.21       $1.57        14,686
                2012...     $1.03       $1.21        16,617
                2011...     $1.03       $1.03        17,525
                2010...     $0.93       $1.03        17,381
                2009...     $0.74       $0.93        17,528
                2008...     $1.36       $0.74            --
                2007...     $0.00       $1.36        12,203
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.56       $1.76         2,618
                2015...     $1.72       $1.56        24,759
                2014...     $1.59       $1.72        42,418
                2013...     $1.19       $1.59            --
                2012...     $1.02       $1.19            --
                2011...     $1.09       $1.02            --
                2010...     $0.97       $1.09            --
                2009...     $0.76       $0.97            --
                2008...     $1.27       $0.76            --
                2007...     $1.00       $1.27            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.74       $1.75         55,265
                2015...     $1.89       $1.74         45,951
                2014...     $1.76       $1.89         45,214
                2013...     $1.25       $1.76        117,467
                2012...     $1.11       $1.25             --
                2011...     $1.38       $1.11             --
                2010...     $1.17       $1.38             --
                2009...     $0.73       $1.17             --
                2008...     $1.17       $0.73             --
                2007...     $1.00       $1.17             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.43       $1.37            862
                2015...     $1.46       $1.43            623
                2014...     $1.59       $1.46          1,030
                2013...     $1.27       $1.59          1,036
                2012...     $1.06       $1.27         53,631
                2011...     $1.30       $1.06         54,690
                2010...     $1.21       $1.30         51,515
                2009...     $0.99       $1.21         51,728
                2008...     $1.80       $0.99         53,473
                2007...     $1.69       $1.80         51,849
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.89       $1.99          1,130
                2015...     $1.93       $1.89            980
                2014...     $1.73       $1.93          1,146
                2013...     $1.30       $1.73          1,418
                2012...     $1.13       $1.30          1,558
                2011...     $1.22       $1.13          1,787
                2010...     $1.04       $1.22          2,001
                2009...     $0.80       $1.04          2,091
                2008...     $1.33       $0.80          2,428
                2007...     $1.28       $1.33          3,093
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.24       $1.27        147,237
                2015...     $1.26       $1.24        170,091
                2014...     $1.21       $1.26        221,908
                2013...     $1.24       $1.21        172,722
                2012...     $1.18       $1.24        277,671
                2011...     $1.11       $1.18        369,313
                2010...     $1.04       $1.11        391,376
                2009...     $0.92       $1.04        385,615
                2008...     $1.08       $0.92        517,851
                2007...     $1.08       $1.08        504,633
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.07       $1.14         55,333
                2015...     $1.12       $1.07         55,278
                2014...     $1.06       $1.12         36,427
                2013...     $1.00       $1.06         35,464
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.91       $0.89         18,326
                2015...     $0.93       $0.91         17,175
                2014...     $0.95       $0.93         18,379
                2013...     $0.97       $0.95         17,643
                2012...     $0.98       $0.97         65,636
                2011...     $1.00       $0.98         68,960
                2010...     $1.02       $1.00         78,129
                2009...     $1.04       $1.02         71,019
                2008...     $1.04       $1.04        216,569
                2007...     $1.01       $1.04         97,133

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.28       $2.68        117,444
                2015...     $2.38       $2.28         15,110
                2014...     $2.23       $2.38         16,702
                2013...     $1.71       $2.23         17,524
                2012...     $1.49       $1.71         39,270
                2011...     $1.55       $1.49         49,311
                2010...     $1.26       $1.55         71,247
                2009...     $0.94       $1.26         77,555
                2008...     $1.51       $0.94         83,622
                2007...     $1.43       $1.51         76,584
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.87       $2.05         13,431
                2015...     $1.89       $1.87         31,953
                2014...     $1.71       $1.89        138,027
                2013...     $1.32       $1.71            992
                2012...     $1.17       $1.32          4,025
                2011...     $1.17       $1.17          4,493
                2010...     $1.04       $1.17          5,132
                2009...     $0.85       $1.04          5,252
                2008...     $1.37       $0.85         12,931
                2007...     $1.33       $1.37         13,719
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.36       $1.38         64,500
                2015...     $1.45       $1.36         58,814
                2014...     $1.46       $1.45         49,595
                2013...     $1.49       $1.46         67,838
                2012...     $1.30       $1.49         48,574
                2011...     $1.33       $1.30         53,840
                2010...     $1.19       $1.33         21,084
                2009...     $1.04       $1.19         19,293
                2008...     $1.01       $1.04         29,968
                2007...     $0.94       $1.01         12,568
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.11       $1.10        124,589
                2015...     $1.09       $1.11        118,223
                2014...     $1.06       $1.09        221,459
                2013...     $1.10       $1.06        193,091
                2012...     $1.08       $1.10        174,767
                2011...     $1.03       $1.08        183,851
                2010...     $0.99       $1.03        179,494
                2009...     $0.93       $0.99        171,942
                2008...     $1.09       $0.93        107,465
                2007...     $1.08       $1.09        226,116
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.46       $2.52        118,782
                2015...     $2.39       $2.46        100,589
                2014...     $1.87       $2.39        349,663
                2013...     $1.88       $1.87         62,405
                2012...     $1.63       $1.88         64,335
                2011...     $1.58       $1.63         95,464
                2010...     $1.25       $1.58        112,503
                2009...     $1.02       $1.25        128,349
                2008...     $1.63       $1.02        152,951
                2007...     $1.98       $1.63        134,493
               SFT IVY/SM /GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.15       $2.13        108,543
                2015...     $2.06       $2.15        219,769
                2014...     $1.85       $2.06        196,786
               SFT IVY/SM /SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.80       $2.14        213,522
                2015...     $1.90       $1.80         88,462
                2014...     $1.78       $1.90         66,279




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.24       $2.31         65,758
                2015...     $2.27       $2.24         54,651
                2014...     $2.06       $2.27        129,205
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.10       $2.28        106,827
                2015...     $2.19       $2.10         93,376
                2014...     $2.05       $2.19         71,081
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.52       $1.75         32,951
                2015...     $1.93       $1.52         76,470
                2014...     $2.15       $1.93         20,876
                2013...     $2.21       $2.15         20,094
                2012...     $1.99       $2.21         26,975
                2011...     $2.41       $1.99         27,618
                2010...     $2.09       $2.41         19,361
                2009...     $1.24       $2.09         20,669
                2008...     $2.66       $1.24         18,758
                2007...     $2.11       $2.66         30,603
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06             --
                2015...     $1.09       $1.02             --
                2014...     $1.07       $1.09             --
                2013...     $1.02       $1.07             --
                2012...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99             --
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.05             --
                2015...     $1.14       $1.02             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.04       $1.08            900
                2015...     $1.13       $1.04            876
                2014...     $1.12       $1.13            858
                2013...     $1.01       $1.12             --
                2012...     $1.00       $1.01             --



2.00% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.04        13,468
                2015...     $1.07       $1.03            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.55       $0.54        17,716
                2015...     $0.55       $0.55        17,192
                2014...     $0.60       $0.55        19,552
                2013...     $0.50       $0.60        20,280
                2012...     $0.45       $0.50        60,843
                2011...     $0.57       $0.45        61,837
                2010...     $0.55       $0.57         9,104
                2009...     $0.42       $0.55         7,758
                2008...     $1.00       $0.42         5,442
                2007...     $1.00       $0.92            --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.70       $1.88         194,894
                2015...     $1.84       $1.70         106,794
                2014...     $1.67       $1.84          12,388
                2013...     $1.26       $1.67          13,270
                2012...     $1.12       $1.26          25,242
                2011...     $1.11       $1.12          16,023
                2010...     $1.00       $1.11              --
                2009...     $0.86       $1.00              --
                2008...     $1.35       $0.86              --
                2007...     $1.00       $1.35              --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.12       $1.15       1,261,612
                2015...     $1.18       $1.12       1,351,752
                2014...     $1.16       $1.18       1,434,760
                2013...     $1.29       $1.16       1,519,428
                2012...     $1.23       $1.29       1,463,532
                2011...     $1.12       $1.23         993,641
                2010...     $1.09       $1.12         612,509
                2009...     $1.01       $1.09         458,599
                2008...     $1.05       $1.01          20,579
                2007...     $1.00       $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.92       $0.92          26,446
                2015...     $0.98       $0.92           6,636
                2014...     $0.98       $0.98           4,597
                2013...     $1.03       $0.98           4,413
                2012...     $0.99       $1.03           9,411
                2011...     $1.00       $0.99              --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.32       $1.30          20,583
                2015...     $1.26       $1.32          33,187
                2014...     $1.26       $1.26          34,806
                2013...     $0.99       $1.26          16,322
                2012...     $0.83       $0.99              --
                2011...     $1.00       $0.83           9,972
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.09       $1.09          24,953
                2015...     $1.11       $1.09          10,573
                2014...     $1.11       $1.11           9,304
                2013...     $0.88       $1.11           5,782
                2012...     $0.76       $0.88           6,554
                2011...     $1.00       $0.76           6,964
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.42       $1.52         371,855
                2015...     $1.35       $1.42         250,420
                2014...     $1.27       $1.35          32,148
                2013...     $1.00       $1.27         319,573
                2012...     $0.86       $1.00          62,604
                2011...     $1.00       $0.86          49,418
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.47       $1.60         402,005
                2015...     $1.47       $1.47         303,726
                2014...     $1.36       $1.47          87,829
                2013...     $1.04       $1.36          81,888
                2012...     $0.90       $1.04          78,275
                2011...     $1.00       $0.90           4,613
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.96       $0.97          32,538
                2015...     $1.02       $0.96          32,266
                2014...     $1.07       $1.02          31,126
                2013...     $0.90       $1.07          21,818
                2012...     $0.78       $0.90          23,113
                2011...     $1.00       $0.78          15,553




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.88       $0.90         51,802
                2015...     $0.92       $0.88         42,529
                2014...     $1.02       $0.92         38,301
                2013...     $0.94       $1.02         26,035
                2012...     $0.81       $0.94         16,699
                2011...     $1.00       $0.81         22,191
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.02       $1.01        119,661
                2015...     $1.03       $1.02        116,519
                2014...     $1.00       $1.03         34,077
                2013...     $1.05       $1.00         33,995
                2012...     $1.05       $1.05         32,283
                2011...     $1.00       $1.05         22,899
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.63       $1.88        714,689
                2015...     $1.73       $1.63        443,196
                2014...     $1.63       $1.73        491,710
                2013...     $1.30       $1.63        643,217
                2012...     $1.13       $1.30        518,744
                2011...     $1.15       $1.13        727,892
                2010...     $1.02       $1.15        888,575
                2009...     $0.80       $1.02        978,150
                2008...     $1.43       $0.80        896,056
                2007...     $1.44       $1.43        354,662
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.59       $2.84         40,426
                2015...     $2.68       $2.59         33,784
                2014...     $2.58       $2.68         72,573
                2013...     $1.94       $2.58         68,332
                2012...     $1.73       $1.94         53,770
                2011...     $1.97       $1.73         38,198
                2010...     $1.57       $1.97         44,779
                2009...     $1.14       $1.57         40,402
                2008...     $1.93       $1.14         25,694
                2007...     $1.71       $1.93          6,132
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.68       $1.91         21,306
                2015...     $1.81       $1.68         23,146
                2014...     $1.72       $1.81         23,063
                2013...     $1.37       $1.72         23,990
                2012...     $1.22       $1.37         26,309
                2011...     $1.26       $1.22         21,702
                2010...     $1.16       $1.26         37,497
                2009...     $0.93       $1.16         22,473
                2008...     $1.52       $0.93         21,991
                2007...     $1.50       $1.52         20,345
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.24       $1.59        597,517
                2015...     $1.37       $1.24        309,094
                2014...     $1.39       $1.37        320,075
                2013...     $1.04       $1.39        279,923
                2012...     $0.90       $1.04        339,972
                2011...     $0.95       $0.90        330,651
                2010...     $0.76       $0.95        368,589
                2009...     $0.60       $0.76        342,832
                2008...     $0.91       $0.60        181,647
                2007...     $1.00       $0.91             --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.88       $1.92          69,012
                2015...     $1.98       $1.88          57,952
                2014...     $1.88       $1.98          65,144
                2013...     $1.38       $1.88          68,571
                2012...     $1.27       $1.38          78,647
                2011...     $1.37       $1.27          26,224
                2010...     $1.09       $1.37          24,402
                2009...     $0.78       $1.09          21,928
                2008...     $1.38       $0.78           9,544
                2007...     $1.26       $1.38           9,039
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $1.00              --
                2015...     $1.06       $0.97              --
                2014...     $1.04       $1.06          70,268
                2013...     $1.00       $1.04         200,966
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.00       $0.99         641,549
                2015...     $1.03       $1.00         656,013
                2014...     $1.05       $1.03         782,914
                2013...     $1.07       $1.05         870,149
                2012...     $1.06       $1.07       1,066,042
                2011...     $1.02       $1.06         388,995
                2010...     $1.00       $1.02          91,271
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.26       $1.42          80,149
                2015...     $1.42       $1.26          76,263
                2014...     $1.32       $1.42          85,500
                2013...     $1.01       $1.32         286,635
                2012...     $0.88       $1.01          31,185
                2011...     $0.89       $0.88          16,653
                2010...     $0.74       $0.89              --
                2009...     $0.54       $0.74              --
                2008...     $0.95       $0.54              --
                2007...     $1.00       $0.95              --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.81       $2.07         305,773
                2015...     $1.96       $1.81         420,232
                2014...     $1.84       $1.96         576,770
                2013...     $1.38       $1.84         314,999
                2012...     $1.18       $1.38         309,696
                2011...     $1.23       $1.18         170,249
                2010...     $1.09       $1.23          50,836
                2009...     $0.87       $1.09           8,448
                2008...     $1.37       $0.87           8,547
                2007...     $1.44       $1.37           7,777
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.34       $1.51           7,040
                2015...     $1.40       $1.34           6,128
                2014...     $1.31       $1.40           6,213
                2013...     $1.07       $1.31           6,364
                2012...     $0.98       $1.07           6,702
                2011...     $1.01       $0.98           3,465
                2010...     $0.96       $1.01           3,495
                2009...     $0.73       $0.96           3,523
                2008...     $1.22       $0.73             313
                2007...     $1.00       $1.22              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.90       $2.23        233,441
                2015...     $2.01       $1.90          9,327
                2014...     $1.86       $2.01          9,521
                2013...     $1.42       $1.86         31,837
                2012...     $1.27       $1.42         13,906
                2011...     $1.32       $1.27         14,309
                2010...     $1.20       $1.32          6,505
                2009...     $0.99       $1.20          6,557
                2008...     $1.49       $0.99             --
                2007...     $1.00       $1.49             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.24       $1.36        381,432
                2015...     $1.34       $1.24        391,933
                2014...     $1.34       $1.34        411,244
                2013...     $1.00       $1.34        458,062
                2012...     $0.89       $1.00        503,399
                2011...     $0.92       $0.89        447,763
                2010...     $0.73       $0.92        499,675
                2009...     $0.62       $0.73        474,705
                2008...     $0.92       $0.62        257,103
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.45       $2.34        151,480
                2015...     $2.73       $2.45        156,758
                2014...     $2.94       $2.73        197,406
                2013...     $2.39       $2.94        239,956
                2012...     $2.05       $2.39        239,898
                2011...     $2.25       $2.05        205,132
                2010...     $2.12       $2.25        191,052
                2009...     $1.73       $2.12        199,559
                2008...     $2.37       $1.73        154,457
                2007...     $1.68       $2.37         29,701
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.92       $1.92         96,894
                2015...     $1.96       $1.92         93,090
                2014...     $1.86       $1.96         95,913
                2013...     $1.53       $1.86         90,401
                2012...     $1.40       $1.53         83,852
                2011...     $1.38       $1.40         76,143
                2010...     $1.20       $1.38         22,531
                2009...     $1.09       $1.20         25,240
                2008...     $1.40       $1.09         10,573
                2007...     $1.26       $1.40          5,381
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.32       $2.36         82,818
                2015...     $2.38       $2.32         84,401
                2014...     $2.21       $2.38        351,204
                2013...     $1.69       $2.21        173,350
                2012...     $1.46       $1.69         17,615
                2011...     $1.46       $1.46         16,962
                2010...     $1.23       $1.46         12,262
                2009...     $1.01       $1.23         22,623
                2008...     $1.59       $1.01         10,552
                2007...     $1.00       $1.59             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.89       $1.80        334,849
                2015...     $1.87       $1.89        312,012
                2014...     $1.89       $1.87        338,464
                2013...     $1.61       $1.89        313,086
                2012...     $1.39       $1.61        331,118
                2011...     $1.53       $1.39        169,086
                2010...     $1.36       $1.53         70,189
                2009...     $1.10       $1.36         18,691
                2008...     $1.94       $1.10          3,274
                2007...     $1.00       $1.94             --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.07       1,062,654
                2015...     $1.03       $0.94       1,179,062
                2014...     $1.03       $1.03       1,245,275
                2013...     $1.00       $1.03           9,383
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.84       $1.82         771,020
                2015...     $1.89       $1.84         623,268
                2014...     $1.90       $1.89         679,912
                2013...     $1.55       $1.90         765,975
                2012...     $1.40       $1.55         853,716
                2011...     $1.66       $1.40         748,450
                2010...     $1.48       $1.66         728,114
                2009...     $1.10       $1.48         686,211
                2008...     $1.95       $1.10         564,746
                2007...     $1.81       $1.95         213,350
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.99       $2.21          23,336
                2015...     $2.24       $1.99          17,357
                2014...     $2.33       $2.24          23,158
                2013...     $1.51       $2.33          27,270
                2012...     $1.38       $1.51          15,875
                2011...     $1.51       $1.38           9,223
                2010...     $1.09       $1.51          28,083
                2009...     $0.79       $1.09          10,255
                2008...     $1.55       $0.79              --
                2007...     $1.00       $1.55              --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.20       $2.29         133,076
                2015...     $2.38       $2.20         139,222
                2014...     $2.25       $2.38         150,971
                2013...     $1.77       $2.25         100,059
                2012...     $1.59       $1.77         100,365
                2011...     $1.63       $1.59          29,560
                2010...     $1.26       $1.63          18,254
                2009...     $0.88       $1.26           4,627
                2008...     $1.41       $0.88           4,664
                2007...     $1.00       $1.41              --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.84       $1.01         502,294
                2015...     $1.10       $0.84         125,452
                2014...     $1.29       $1.10         108,781
                2013...     $1.22       $1.29         107,383
                2012...     $1.22       $1.22         125,579
                2011...     $1.59       $1.22         118,938
                2010...     $1.38       $1.59         116,344
                2009...     $0.81       $1.38          91,588
                2008...     $2.15       $0.81          99,998
                2007...     $1.53       $2.15          44,059
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04              --
                2015...     $1.06       $1.04              --
                2014...     $1.05       $1.06              --
                2013...     $1.00       $1.05              --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04              --
                2015...     $1.07       $1.04              --
                2014...     $1.05       $1.07              --
                2013...     $1.00       $1.05              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01        117,808
                2015...     $1.05       $1.02        112,884
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.10       $3.09         80,561
                2015...     $3.26       $3.10         82,064
                2014...     $3.23       $3.26         83,311
                2013...     $2.11       $3.23         87,568
                2012...     $1.68       $2.11         85,246
                2011...     $1.82       $1.68         63,592
                2010...     $1.65       $1.82         83,175
                2009...     $1.17       $1.65         21,751
                2008...     $1.80       $1.17         20,345
                2007...     $1.48       $1.80         10,028
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.97       $2.49        102,334
                2015...     $2.13       $1.97         83,187
                2014...     $2.03       $2.13        102,467
                2013...     $1.55       $2.03        111,277
                2012...     $1.34       $1.55        126,867
                2011...     $1.56       $1.34        155,217
                2010...     $1.26       $1.56        170,397
                2009...     $1.00       $1.26        184,128
                2008...     $1.38       $1.00        207,524
                2007...     $1.46       $1.38        143,490
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.91       $2.08         67,933
                2015...     $2.03       $1.91        231,734
                2014...     $1.86       $2.03        235,642
                2013...     $1.41       $1.86         23,125
                2012...     $1.21       $1.41         17,863
                2011...     $1.33       $1.21         18,359
                2010...     $1.14       $1.33         22,101
                2009...     $0.92       $1.14         26,765
                2008...     $1.42       $0.92             --
                2007...     $1.00       $1.42             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.97       $2.02         78,039
                2015...     $2.01       $1.97         93,354
                2014...     $1.89       $2.01        100,250
                2013...     $1.61       $1.89        132,806
                2012...     $1.45       $1.61        150,599
                2011...     $1.46       $1.45        150,845
                2010...     $1.38       $1.46         79,083
                2009...     $1.12       $1.38         70,723
                2008...     $1.36       $1.12          6,243
                2007...     $1.26       $1.36          4,647
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.98         51,349
                2015...     $1.00       $0.97          1,873
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.57       $2.57         90,515
                2015...     $2.35       $2.57        192,726
                2014...     $2.21       $2.35         96,585
                2013...     $1.72       $2.21        253,389
                2012...     $1.42       $1.72        124,210
                2011...     $1.55       $1.42        115,283
                2010...     $1.49       $1.55        134,649
                2009...     $1.04       $1.49        137,467
                2008...     $1.90       $1.04         96,752
                2007...     $1.42       $1.90          5,207

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.82       $1.67        406,656
                2015...     $2.04       $1.82        322,119
                2014...     $2.37       $2.04        343,379
                2013...     $2.11       $2.37        373,330
                2012...     $1.90       $2.11        397,018
                2011...     $2.87       $1.90        450,344
                2010...     $2.34       $2.87        471,863
                2009...     $1.33       $2.34        527,642
                2008...     $2.85       $1.33        491,889
                2007...     $2.27       $2.85        151,044
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.26       $1.46        275,799
                2015...     $1.33       $1.26        282,970
                2014...     $1.25       $1.33        290,164
                2013...     $1.02       $1.25        326,690
                2012...     $0.94       $1.02        347,767
                2011...     $0.98       $0.94        272,076
                2010...     $0.87       $0.98        303,952
                2009...     $0.67       $0.87        282,828
                2008...     $0.95       $0.67        159,475
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.62       $1.67             --
                2015...     $1.59       $1.62             --
                2014...     $1.49       $1.59             --
                2013...     $1.11       $1.49             --
                2012...     $0.97       $1.11             --
                2011...     $1.06       $0.97             --
                2010...     $0.83       $1.06             --
                2009...     $0.60       $0.83             --
                2008...     $1.27       $0.60             --
                2007...     $1.00       $1.27             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98         28,462
                2015...     $1.00       $0.96          2,327
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.60       $0.62        474,394
                2015...     $0.68       $0.60        479,594
                2014...     $0.73       $0.68        461,105
                2013...     $0.75       $0.73        364,609
                2012...     $0.64       $0.75        350,032
                2011...     $0.80       $0.64        232,965
                2010...     $0.68       $0.80        223,181
                2009...     $0.41       $0.68        166,570
                2008...     $1.00       $0.41         48,859
                2007...     $1.00       $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.97       $1.05         49,544
                2015...     $1.01       $0.97         53,930
                2014...     $0.99       $1.01         54,991
                2013...     $0.85       $0.99         85,742
                2012...     $0.76       $0.85        119,905
                2011...     $0.82       $0.76        104,635
                2010...     $0.72       $0.82         20,488
                2009...     $0.58       $0.72          5,114
                2008...     $0.94       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.05       $1.12         917,441
                2015...     $1.10       $1.05         868,898
                2014...     $1.07       $1.10         453,988
                2013...     $0.98       $1.07         563,816
                2012...     $0.90       $0.98       1,238,725
                2011...     $0.93       $0.90       1,351,504
                2010...     $0.84       $0.93       1,440,189
                2009...     $0.72       $0.84       1,571,328
                2008...     $0.97       $0.72         194,470
                2007...     $1.00       $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.05       $1.08         184,722
                2015...     $1.09       $1.05         177,208
                2014...     $1.08       $1.09         182,456
                2013...     $1.07       $1.08         230,818
                2012...     $1.04       $1.07         251,633
                2011...     $1.03       $1.04         142,440
                2010...     $0.98       $1.03         146,329
                2009...     $0.93       $0.98         143,123
                2008...     $1.01       $0.93              --
                2007...     $1.00       $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.01       $1.09         671,269
                2015...     $1.06       $1.01         693,914
                2014...     $1.03       $1.06         705,794
                2013...     $0.91       $1.03         796,145
                2012...     $0.82       $0.91         808,562
                2011...     $0.87       $0.82       1,447,480
                2010...     $0.77       $0.87       1,580,537
                2009...     $0.64       $0.77       1,590,717
                2008...     $1.00       $0.64         281,942
                2007...     $1.00       $0.95          67,566
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.05       $1.09         380,015
                2015...     $1.09       $1.05         401,843
                2014...     $1.07       $1.09         899,073
                2013...     $1.02       $1.07         955,495
                2012...     $0.96       $1.02         991,819
                2011...     $0.97       $0.96         604,218
                2010...     $0.91       $0.97         548,654
                2009...     $0.82       $0.91         655,601
                2008...     $1.00       $0.82         531,235
                2007...     $1.00       $0.99           8,576
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.29       $1.39           8,063
                2015...     $1.33       $1.29          10,999
                2014...     $1.23       $1.33          36,888
                2013...     $0.91       $1.23          30,193
                2012...     $0.84       $0.91           1,721
                2011...     $0.89       $0.84              --
                2010...     $0.74       $0.89           8,312
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00       $0.96              --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.03       $1.94         122,296
                2015...     $2.01       $2.03          91,722
                2014...     $2.21       $2.01          99,322
                2013...     $1.79       $2.21          29,348
                2012...     $1.50       $1.79          11,810
                2011...     $1.66       $1.50          15,739
                2010...     $1.48       $1.66           1,799
                2009...     $1.08       $1.48           1,813
                2008...     $1.94       $1.08              --
                2007...     $1.00       $1.94              --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.36       $1.57          34,374
                2015...     $1.48       $1.36          40,183
                2014...     $1.35       $1.48          40,954
                2013...     $0.98       $1.35          42,579
                2012...     $0.85       $0.98          48,404
                2011...     $0.89       $0.85          25,937
                2010...     $0.74       $0.89          20,191
                2009...     $0.55       $0.74          20,389
                2008...     $0.91       $0.55          13,011
                2007...     $1.00       $0.91              --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.05              --
                2015...     $1.08       $1.00              --
                2014...     $1.04       $1.08              --
                2013...     $1.00       $1.04              --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.99       $0.98         893,854
                2015...     $1.00       $0.99         924,156
                2014...     $1.02       $1.00       1,010,079
                2013...     $1.04       $1.02       1,032,313
                2012...     $1.00       $1.04       1,839,536
                2011...     $1.01       $1.00         601,222
                2010...     $1.00       $1.01          87,599
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.08       $1.09       1,402,667
                2015...     $1.10       $1.08       1,525,309
                2014...     $1.07       $1.10       1,628,053
                2013...     $1.12       $1.07       1,536,190
                2012...     $1.04       $1.12       2,554,547
                2011...     $1.03       $1.04         840,795
                2010...     $1.00       $1.03         261,738
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.64       $1.82          20,652
                2015...     $1.72       $1.64          18,025
                2014...     $1.56       $1.72          24,160
                2013...     $1.20       $1.56          26,204
                2012...     $1.03       $1.20          10,219
                2011...     $1.03       $1.03          11,096
                2010...     $0.93       $1.03           3,082
                2009...     $0.74       $0.93           3,109
                2008...     $1.36       $0.74           3,138
                2007...     $1.00       $1.36              --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.55       $1.75          13,874
                2015...     $1.71       $1.55         179,514
                2014...     $1.58       $1.71         329,222
                2013...     $1.19       $1.58           9,606
                2012...     $1.02       $1.19           7,832
                2011...     $1.09       $1.02           8,471
                2010...     $0.97       $1.09              --
                2009...     $0.76       $0.97              --
                2008...     $1.27       $0.76              --
                2007...     $1.00       $1.27              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.73       $1.74          24,492
                2015...     $1.88       $1.73         170,559
                2014...     $1.75       $1.88         310,897
                2013...     $1.24       $1.75          17,415
                2012...     $1.11       $1.24          21,968
                2011...     $1.38       $1.11          19,046
                2010...     $1.16       $1.38           6,208
                2009...     $0.72       $1.16              --
                2008...     $1.17       $0.72              --
                2007...     $1.00       $1.17              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.42       $1.36              --
                2015...     $1.45       $1.42           3,575
                2014...     $1.58       $1.45           7,232
                2013...     $1.26       $1.58           7,520
                2012...     $1.06       $1.26           9,931
                2011...     $1.30       $1.06          11,278
                2010...     $1.20       $1.30          12,584
                2009...     $0.98       $1.20          12,414
                2008...     $1.79       $0.98          11,567
                2007...     $1.69       $1.79          11,395
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.87       $1.98          10,090
                2015...     $1.92       $1.87         148,660
                2014...     $1.72       $1.92         154,276
                2013...     $1.29       $1.72          12,832
                2012...     $1.13       $1.29          14,380
                2011...     $1.21       $1.13           6,890
                2010...     $1.03       $1.21              --
                2009...     $0.80       $1.03              --
                2008...     $1.33       $0.80              --
                2007...     $1.00       $1.33              --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.23       $1.26       2,146,542
                2015...     $1.25       $1.23       2,139,654
                2014...     $1.20       $1.25       2,330,892
                2013...     $1.24       $1.20       2,642,273
                2012...     $1.17       $1.24       2,644,846
                2011...     $1.11       $1.17       2,822,263
                2010...     $1.03       $1.11       3,384,835
                2009...     $0.91       $1.03       3,184,996
                2008...     $1.08       $0.91       2,793,183
                2007...     $1.07       $1.08         858,243
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.13          80,286
                2015...     $1.12       $1.06          45,506
                2014...     $1.06       $1.12          46,842
                2013...     $1.00       $1.06              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.90       $0.89         423,581
                2015...     $0.92       $0.90         443,388
                2014...     $0.94       $0.92         640,859
                2013...     $0.96       $0.94         933,971
                2012...     $0.98       $0.96       1,275,099
                2011...     $1.00       $0.98       1,239,613
                2010...     $1.02       $1.00         831,907
                2009...     $1.04       $1.02         869,342
                2008...     $1.04       $1.04       1,667,785
                2007...     $1.01       $1.04         182,647

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.26       $2.66         680,557
                2015...     $2.37       $2.26         433,601
                2014...     $2.21       $2.37         497,218
                2013...     $1.70       $2.21         585,431
                2012...     $1.48       $1.70         667,306
                2011...     $1.55       $1.48         721,683
                2010...     $1.25       $1.55         773,755
                2009...     $0.94       $1.25         795,684
                2008...     $1.51       $0.94         694,066
                2007...     $1.43       $1.51         280,804
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.86       $2.03          35,483
                2015...     $1.88       $1.86          17,124
                2014...     $1.70       $1.88          22,863
                2013...     $1.32       $1.70          23,659
                2012...     $1.16       $1.32          13,145
                2011...     $1.17       $1.16          18,448
                2010...     $1.04       $1.17          14,589
                2009...     $0.84       $1.04          14,857
                2008...     $1.37       $0.84           6,854
                2007...     $1.00       $1.37              --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.36       $1.37         763,432
                2015...     $1.45       $1.36         761,372
                2014...     $1.45       $1.45         793,165
                2013...     $1.48       $1.45         839,212
                2012...     $1.30       $1.48         886,154
                2011...     $1.33       $1.30         845,743
                2010...     $1.19       $1.33         810,997
                2009...     $1.03       $1.19         680,351
                2008...     $1.01       $1.03         659,854
                2007...     $0.94       $1.01         166,984
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02         100,960
                2015...     $1.00       $1.00              --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.10       $1.09         370,353
                2015...     $1.09       $1.10         355,867
                2014...     $1.05       $1.09         424,390
                2013...     $1.09       $1.05         388,686
                2012...     $1.08       $1.09         363,246
                2011...     $1.03       $1.08         472,241
                2010...     $0.98       $1.03         561,297
                2009...     $0.93       $0.98         546,310
                2008...     $1.09       $0.93         469,720
                2007...     $1.08       $1.09         142,102
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.45       $2.50         335,155
                2015...     $2.38       $2.45         253,938
                2014...     $1.86       $2.38         321,211
                2013...     $1.88       $1.86         355,590
                2012...     $1.62       $1.88         325,993
                2011...     $1.57       $1.62         312,954
                2010...     $1.24       $1.57         341,437
                2009...     $1.02       $1.24         363,679
                2008...     $1.63       $1.02         259,099
                2007...     $1.97       $1.63         105,952
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.14       $2.12       1,396,848
                2015...     $2.05       $2.14       1,507,607
                2014...     $1.84       $2.05       1,611,299
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.79       $2.12          95,343
                2015...     $1.89       $1.79          93,878
                2014...     $1.77       $1.89         120,644




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.23       $2.29         115,318
                2015...     $2.25       $2.23         207,788
                2014...     $2.05       $2.25         113,301
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.09       $2.27       1,492,312
                2015...     $2.18       $2.09       1,414,071
                2014...     $2.04       $2.18       1,547,577
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.51       $1.74          40,440
                2015...     $1.92       $1.51          34,147
                2014...     $2.13       $1.92          44,903
                2013...     $2.20       $2.13          49,887
                2012...     $1.98       $2.20          52,001
                2011...     $2.40       $1.98          57,783
                2010...     $2.08       $2.40          55,741
                2009...     $1.23       $2.08          73,611
                2008...     $2.66       $1.23          63,665
                2007...     $2.11       $2.66          47,354
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.06         124,567
                2015...     $1.08       $1.02         122,095
                2014...     $1.07       $1.08         124,089
                2013...     $1.02       $1.07         146,713
                2012...     $1.00       $1.02         157,007
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99              --
                2015...     $1.03       $0.96              --
                2014...     $1.03       $1.03              --
                2013...     $1.00       $1.03              --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.02       $1.05         364,683
                2015...     $1.14       $1.02         462,816
                2014...     $1.15       $1.14         533,894
                2013...     $1.01       $1.15         551,032
                2012...     $1.00       $1.01         359,249
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.03       $1.08          80,120
                2015...     $1.13       $1.03          83,020
                2014...     $1.12       $1.13          84,647
                2013...     $1.01       $1.12          87,919
                2012...     $1.00       $1.01          91,261



2.05% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.04            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.55       $0.54            --
                2015...     $0.55       $0.55         1,709
                2014...     $0.60       $0.55            --
                2013...     $0.50       $0.60            --
                2012...     $0.45       $0.50            --
                2011...     $0.57       $0.45            --
                2010...     $0.55       $0.57        45,169
                2009...     $0.42       $0.55        45,555
                2008...     $1.00       $0.42        45,943
                2007...     $1.00       $0.92            --

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.69       $1.87          1,087
                2015...     $1.83       $1.69            868
                2014...     $1.66       $1.83             --
                2013...     $1.25       $1.66             --
                2012...     $1.12       $1.25         14,498
                2011...     $1.11       $1.12         15,435
                2010...     $0.99       $1.11         16,524
                2009...     $0.86       $0.99         16,388
                2008...     $1.35       $0.86         15,630
                2007...     $1.38       $1.35         27,183
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.12       $1.15        190,879
                2015...     $1.17       $1.12        189,950
                2014...     $1.16       $1.17        193,275
                2013...     $1.29       $1.16        221,381
                2012...     $1.23       $1.29        174,884
                2011...     $1.12       $1.23        143,614
                2010...     $1.09       $1.12        132,457
                2009...     $1.01       $1.09        172,660
                2008...     $1.05       $1.01         40,547
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.92       $0.92         14,318
                2015...     $0.97       $0.92         20,051
                2014...     $0.98       $0.97         14,367
                2013...     $1.03       $0.98          2,094
                2012...     $0.99       $1.03          2,112
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.32       $1.30         16,152
                2015...     $1.26       $1.32          9,765
                2014...     $1.25       $1.26         10,958
                2013...     $0.99       $1.25         13,562
                2012...     $0.82       $0.99         21,376
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.09       $1.09          1,714
                2015...     $1.11       $1.09          1,575
                2014...     $1.11       $1.11          2,382
                2013...     $0.88       $1.11            365
                2012...     $0.76       $0.88            416
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.41       $1.52         27,610
                2015...     $1.35       $1.41         27,924
                2014...     $1.27       $1.35         30,536
                2013...     $1.00       $1.27         30,644
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.46       $1.60         18,687
                2015...     $1.47       $1.46         20,399
                2014...     $1.36       $1.47         19,588
                2013...     $1.04       $1.36         18,016
                2012...     $0.90       $1.04          1,604
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.95       $0.97             --
                2015...     $1.02       $0.95             --
                2014...     $1.07       $1.02             --
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.87       $0.90           1,251
                2015...     $0.92       $0.87           1,179
                2014...     $1.02       $0.92             757
                2013...     $0.94       $1.02             757
                2012...     $0.81       $0.94             592
                2011...     $1.00       $0.81              --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.02       $1.01              --
                2015...     $1.02       $1.02              --
                2014...     $1.00       $1.02              --
                2013...     $1.05       $1.00              --
                2012...     $1.05       $1.05              --
                2011...     $1.00       $1.05              --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98              --
                2015...     $1.00       $0.95              --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.62       $1.86         508,393
                2015...     $1.72       $1.62         456,367
                2014...     $1.62       $1.72         534,840
                2013...     $1.29       $1.62         580,350
                2012...     $1.13       $1.29         695,636
                2011...     $1.14       $1.13         814,875
                2010...     $1.02       $1.14         927,888
                2009...     $0.80       $1.02       1,058,370
                2008...     $1.43       $0.80       1,105,658
                2007...     $1.44       $1.43       1,122,083
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.57       $2.82          99,327
                2015...     $2.67       $2.57          77,526
                2014...     $2.57       $2.67          79,751
                2013...     $1.93       $2.57          88,459
                2012...     $1.72       $1.93          99,455
                2011...     $1.97       $1.72         110,294
                2010...     $1.56       $1.97          90,621
                2009...     $1.14       $1.56         124,616
                2008...     $1.93       $1.14         124,559
                2007...     $1.71       $1.93         132,394
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.67       $1.90           7,446
                2015...     $1.80       $1.67           5,960
                2014...     $1.71       $1.80           6,011
                2013...     $1.36       $1.71           7,953
                2012...     $1.22       $1.36           8,020
                2011...     $1.25       $1.22           8,089
                2010...     $1.15       $1.25          41,597
                2009...     $0.93       $1.15          49,483
                2008...     $1.51       $0.93          52,938
                2007...     $1.49       $1.51          89,398
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.24       $1.58           6,416
                2015...     $1.36       $1.24           6,809
                2014...     $1.38       $1.36           6,663
                2013...     $1.04       $1.38          11,353
                2012...     $0.89       $1.04          11,609
                2011...     $0.95       $0.89           3,602
                2010...     $0.75       $0.95           1,780
                2009...     $0.60       $0.75           4,078
                2008...     $0.91       $0.60           3,981
                2007...     $1.00       $0.91              --

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.87       $1.91          1,056
                2015...     $1.96       $1.87          1,196
                2014...     $1.87       $1.96            841
                2013...     $1.38       $1.87          5,689
                2012...     $1.27       $1.38          9,800
                2011...     $1.36       $1.27          9,818
                2010...     $1.09       $1.36         10,029
                2009...     $0.77       $1.09         10,828
                2008...     $1.37       $0.77          6,627
                2007...     $1.26       $1.37         14,858
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.04       $1.05          1,851
                2013...     $1.00       $1.04             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.00       $0.99         24,636
                2015...     $1.03       $1.00         15,115
                2014...     $1.05       $1.03         16,017
                2013...     $1.06       $1.05         25,926
                2012...     $1.06       $1.06         32,976
                2011...     $1.01       $1.06         12,788
                2010...     $1.00       $1.01          7,085
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.25       $1.42            805
                2015...     $1.41       $1.25            768
                2014...     $1.32       $1.41            555
                2013...     $1.00       $1.32            607
                2012...     $0.88       $1.00            696
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.79       $2.06         26,982
                2015...     $1.95       $1.79         23,020
                2014...     $1.83       $1.95         23,508
                2013...     $1.37       $1.83         33,201
                2012...     $1.18       $1.37         33,823
                2011...     $1.23       $1.18         16,074
                2010...     $1.09       $1.23         14,726
                2009...     $0.86       $1.09        131,485
                2008...     $1.37       $0.86        171,765
                2007...     $1.43       $1.37        200,070
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.33       $1.50             --
                2015...     $1.39       $1.33             --
                2014...     $1.31       $1.39             --
                2013...     $1.07       $1.31             --
                2012...     $0.97       $1.07             --
                2011...     $1.01       $0.97             --
                2010...     $0.96       $1.01             --
                2009...     $0.73       $0.96         20,808
                2008...     $1.21       $0.73         20,986
                2007...     $1.21       $1.21         20,873




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.89       $2.21             --
                2015...     $1.99       $1.89            829
                2014...     $1.85       $1.99             --
                2013...     $1.41       $1.85             --
                2012...     $1.26       $1.41             --
                2011...     $1.32       $1.26             --
                2010...     $1.20       $1.32             --
                2009...     $0.99       $1.20             --
                2008...     $1.48       $0.99             --
                2007...     $1.48       $1.48          9,948
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.23       $1.35         25,298
                2015...     $1.34       $1.23         23,313
                2014...     $1.34       $1.34         24,773
                2013...     $0.99       $1.34         31,563
                2012...     $0.89       $0.99         34,876
                2011...     $0.92       $0.89         23,545
                2010...     $0.73       $0.92         21,281
                2009...     $0.62       $0.73         48,920
                2008...     $0.92       $0.62         28,780
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.44       $2.32        143,812
                2015...     $2.71       $2.44        136,040
                2014...     $2.92       $2.71        141,918
                2013...     $2.38       $2.92        171,990
                2012...     $2.04       $2.38        186,168
                2011...     $2.25       $2.04        189,287
                2010...     $2.11       $2.25        255,087
                2009...     $1.72       $2.11        413,746
                2008...     $2.37       $1.72        433,421
                2007...     $1.68       $2.37        362,849
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.90       $1.90         13,995
                2015...     $1.95       $1.90         10,968
                2014...     $1.85       $1.95          9,974
                2013...     $1.53       $1.85         40,505
                2012...     $1.39       $1.53         34,452
                2011...     $1.38       $1.39         34,451
                2010...     $1.20       $1.38         57,228
                2009...     $1.08       $1.20         57,705
                2008...     $1.40       $1.08         56,622
                2007...     $1.26       $1.40         46,035
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.30       $2.34            799
                2015...     $2.37       $2.30            691
                2014...     $2.20       $2.37             --
                2013...     $1.68       $2.20          8,097
                2012...     $1.45       $1.68         10,590
                2011...     $1.45       $1.45         10,995
                2010...     $1.23       $1.45         11,155
                2009...     $1.01       $1.23         11,526
                2008...     $1.58       $1.01         11,572
                2007...     $1.42       $1.58         14,971
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.88       $1.79         15,351
                2015...     $1.86       $1.88         13,164
                2014...     $1.88       $1.86         14,220
                2013...     $1.61       $1.88         33,155
                2012...     $1.39       $1.61         38,388
                2011...     $1.53       $1.39         21,602
                2010...     $1.36       $1.53         17,693
                2009...     $1.09       $1.36         17,377
                2008...     $1.93       $1.09         19,956
                2007...     $1.62       $1.93         16,267

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.07        252,871
                2015...     $1.03       $0.94        254,080
                2014...     $1.03       $1.03        246,265
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.83       $1.81        361,895
                2015...     $1.88       $1.83        262,554
                2014...     $1.89       $1.88        298,841
                2013...     $1.55       $1.89        339,891
                2012...     $1.39       $1.55        399,967
                2011...     $1.65       $1.39        407,375
                2010...     $1.48       $1.65        464,408
                2009...     $1.10       $1.48        557,670
                2008...     $1.95       $1.10        584,012
                2007...     $1.81       $1.95        617,668
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.98       $2.20             --
                2015...     $2.23       $1.98             --
                2014...     $2.31       $2.23             --
                2013...     $1.50       $2.31          5,806
                2012...     $1.37       $1.50          7,307
                2011...     $1.50       $1.37          7,390
                2010...     $1.09       $1.50          5,819
                2009...     $0.79       $1.09          4,128
                2008...     $1.55       $0.79          1,734
                2007...     $1.48       $1.55          1,160
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.19       $2.27          8,043
                2015...     $2.37       $2.19          7,731
                2014...     $2.24       $2.37          8,172
                2013...     $1.76       $2.24         15,573
                2012...     $1.58       $1.76          9,385
                2011...     $1.62       $1.58          8,780
                2010...     $1.26       $1.62          8,855
                2009...     $0.88       $1.26          5,155
                2008...     $1.40       $0.88             --
                2007...     $1.00       $1.40             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.83       $1.01         96,694
                2015...     $1.09       $0.83         89,584
                2014...     $1.28       $1.09         88,623
                2013...     $1.22       $1.28        103,420
                2012...     $1.22       $1.22        114,320
                2011...     $1.58       $1.22        153,225
                2010...     $1.38       $1.58        274,648
                2009...     $0.81       $1.38        352,756
                2008...     $2.15       $0.81        343,129
                2007...     $1.53       $2.15        239,160
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.03             --
                2015...     $1.06       $1.04             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01             --
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05          1,821
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.08       $3.06         14,761
                2015...     $3.24       $3.08         13,713
                2014...     $3.21       $3.24         14,669
                2013...     $2.10       $3.21         21,221
                2012...     $1.67       $2.10         19,486
                2011...     $1.81       $1.67         19,159
                2010...     $1.64       $1.81         42,779
                2009...     $1.16       $1.64         80,012
                2008...     $1.80       $1.16         85,729
                2007...     $1.48       $1.80         86,554
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.96       $2.48         87,880
                2015...     $2.12       $1.96         72,506
                2014...     $2.02       $2.12         92,499
                2013...     $1.55       $2.02        105,493
                2012...     $1.33       $1.55        126,233
                2011...     $1.56       $1.33        150,729
                2010...     $1.26       $1.56        156,041
                2009...     $0.99       $1.26        206,060
                2008...     $1.37       $0.99        223,922
                2007...     $1.46       $1.37        246,504
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.90       $2.07         32,010
                2015...     $2.02       $1.90         28,752
                2014...     $1.85       $2.02         27,401
                2013...     $1.40       $1.85         50,103
                2012...     $1.20       $1.40         53,540
                2011...     $1.32       $1.20         54,909
                2010...     $1.14       $1.32         67,793
                2009...     $0.92       $1.14         75,913
                2008...     $1.41       $0.92         78,254
                2007...     $1.42       $1.41         87,417
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.96       $2.01         57,097
                2015...     $2.00       $1.96         47,049
                2014...     $1.88       $2.00         48,782
                2013...     $1.60       $1.88         51,056
                2012...     $1.44       $1.60         53,461
                2011...     $1.45       $1.44         55,243
                2010...     $1.37       $1.45         87,051
                2009...     $1.12       $1.37        204,809
                2008...     $1.36       $1.12        158,283
                2007...     $1.26       $1.36        148,207
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.98          1,525
                2015...     $1.00       $0.97          1,491
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.56       $2.56         16,764
                2015...     $2.33       $2.56         14,055
                2014...     $2.20       $2.33         14,797
                2013...     $1.71       $2.20         19,182
                2012...     $1.41       $1.71         24,247
                2011...     $1.55       $1.41         29,009
                2010...     $1.48       $1.55         73,005
                2009...     $1.04       $1.48         82,274
                2008...     $1.90       $1.04         84,332
                2007...     $1.42       $1.90         60,830

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.81       $1.66        152,168
                2015...     $2.03       $1.81        111,471
                2014...     $2.35       $2.03        124,773
                2013...     $2.10       $2.35        124,334
                2012...     $1.90       $2.10        144,741
                2011...     $2.86       $1.90        150,377
                2010...     $2.34       $2.86        193,124
                2009...     $1.33       $2.34        264,307
                2008...     $2.84       $1.33        283,491
                2007...     $2.27       $2.84        266,030
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.25       $1.46         12,265
                2015...     $1.33       $1.25         11,656
                2014...     $1.25       $1.33         12,016
                2013...     $1.01       $1.25         18,527
                2012...     $0.93       $1.01         24,236
                2011...     $0.98       $0.93         10,087
                2010...     $0.87       $0.98          7,526
                2009...     $0.67       $0.87          9,753
                2008...     $0.95       $0.67          9,672
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.61       $1.66            285
                2015...     $1.58       $1.61            945
                2014...     $1.48       $1.58          1,684
                2013...     $1.10       $1.48          2,412
                2012...     $0.97       $1.10          2,689
                2011...     $1.05       $0.97          7,236
                2010...     $0.83       $1.05          7,300
                2009...     $0.60       $0.83          7,365
                2008...     $1.27       $0.60          7,431
                2007...     $1.18       $1.27          7,402
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98         10,690
                2015...     $1.00       $0.96          1,876
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.59       $0.62         10,723
                2015...     $0.68       $0.59         10,046
                2014...     $0.72       $0.68          9,708
                2013...     $0.75       $0.72         16,034
                2012...     $0.64       $0.75         16,094
                2011...     $0.80       $0.64          2,961
                2010...     $0.68       $0.80          5,412
                2009...     $0.41       $0.68          3,548
                2008...     $1.00       $0.41          2,784
                2007...     $1.00       $0.97          5,400
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.96       $1.05             --
                2015...     $1.01       $0.96             --
                2014...     $0.99       $1.01             --
                2013...     $0.85       $0.99             --
                2012...     $0.76       $0.85          1,873
                2011...     $0.82       $0.76          1,892
                2010...     $0.72       $0.82          3,635
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58          2,863
                2007...     $1.00       $0.94          5,553




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.05       $1.11             --
                2015...     $1.09       $1.05             --
                2014...     $1.07       $1.09             --
                2013...     $0.98       $1.07             --
                2012...     $0.90       $0.98             --
                2011...     $0.93       $0.90        120,435
                2010...     $0.84       $0.93        242,920
                2009...     $0.72       $0.84        244,992
                2008...     $0.97       $0.72        234,217
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.05       $1.07         28,366
                2015...     $1.08       $1.05         11,544
                2014...     $1.07       $1.08         15,162
                2013...     $1.07       $1.07         21,439
                2012...     $1.04       $1.07        150,766
                2011...     $1.03       $1.04         23,128
                2010...     $0.98       $1.03         50,470
                2009...     $0.93       $0.98         53,274
                2008...     $1.01       $0.93         27,446
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.01       $1.09             --
                2015...     $1.06       $1.01             --
                2014...     $1.03       $1.06             --
                2013...     $0.90       $1.03             --
                2012...     $0.82       $0.90             --
                2011...     $0.87       $0.82             --
                2010...     $0.77       $0.87          6,782
                2009...     $0.64       $0.77          6,840
                2008...     $1.00       $0.64          6,899
                2007...     $1.00       $0.95         18,305
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.04       $1.09         12,744
                2015...     $1.08       $1.04         61,484
                2014...     $1.07       $1.08         57,369
                2013...     $1.02       $1.07         67,355
                2012...     $0.96       $1.02         69,597
                2011...     $0.97       $0.96        247,852
                2010...     $0.97       $0.97        294,053
                2009...     $0.82       $0.90        108,313
                2008...     $1.00       $0.82         34,164
                2007...     $1.00       $0.99         16,496
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.29       $1.38            547
                2015...     $1.32       $1.29            521
                2014...     $1.22       $1.32             --
                2013...     $0.91       $1.22          4,114
                2012...     $0.84       $0.91          1,732
                2011...     $0.88       $0.84          1,954
                2010...     $0.73       $0.88          7,486
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.02       $1.92         10,685
                2015...     $2.00       $2.02          6,888
                2014...     $2.20       $2.00          7,110
                2013...     $1.78       $2.20          7,954
                2012...     $1.50       $1.78          2,588
                2011...     $1.65       $1.50          6,821
                2010...     $1.47       $1.65         29,927
                2009...     $1.08       $1.47        112,886
                2008...     $1.94       $1.08        143,583
                2007...     $1.75       $1.94        143,379
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.36       $1.57          1,465
                2015...     $1.48       $1.36          1,366
                2014...     $1.35       $1.48          1,378
                2013...     $0.98       $1.35          6,027
                2012...     $0.85       $0.98             --
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $1.00       $1.05             --
                2015...     $1.08       $1.00             --
                2014...     $1.04       $1.08             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.98       $0.98         46,638
                2015...     $1.00       $0.98         49,715
                2014...     $1.01       $1.00         52,436
                2013...     $1.04       $1.01         53,680
                2012...     $1.00       $1.04         30,367
                2011...     $1.01       $1.00          9,570
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.08       $1.08         61,166
                2015...     $1.09       $1.08         78,971
                2014...     $1.07       $1.09         81,221
                2013...     $1.12       $1.07         80,820
                2012...     $1.04       $1.12         85,851
                2011...     $1.03       $1.04        107,239
                2010...     $1.00       $1.03         90,420
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.63       $1.81          6,371
                2015...     $1.71       $1.63          1,042
                2014...     $1.55       $1.71          1,858
                2013...     $1.20       $1.55          2,661
                2012...     $1.02       $1.20          2,966
                2011...     $1.02       $1.02          7,478
                2010...     $0.93       $1.02          7,544
                2009...     $0.73       $0.93          7,612
                2008...     $1.36       $0.73          7,680
                2007...     $1.45       $1.36          7,341
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.54       $1.74          2,978
                2015...     $1.70       $1.54          2,726
                2014...     $1.57       $1.70          2,125
                2013...     $1.18       $1.57          2,289
                2012...     $1.01       $1.18          2,745
                2011...     $1.08       $1.01          3,049
                2010...     $0.97       $1.08          3,259
                2009...     $0.76       $0.97          3,372
                2008...     $1.27       $0.76          5,845
                2007...     $1.37       $1.27          6,387




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.72       $1.73              --
                2015...     $1.87       $1.72           5,902
                2014...     $1.74       $1.87           5,953
                2013...     $1.23       $1.74              --
                2012...     $1.10       $1.23              --
                2011...     $1.37       $1.10          17,532
                2010...     $1.16       $1.37          17,682
                2009...     $0.72       $1.16              --
                2008...     $1.17       $0.72              --
                2007...     $1.00       $1.17              --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.41       $1.35         100,310
                2015...     $1.44       $1.41          77,083
                2014...     $1.58       $1.44          79,811
                2013...     $1.26       $1.58          83,743
                2012...     $1.05       $1.26          97,806
                2011...     $1.29       $1.05         100,212
                2010...     $1.20       $1.29          99,485
                2009...     $0.98       $1.20         101,465
                2008...     $1.79       $0.98         105,010
                2007...     $1.68       $1.79          98,966
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.86       $1.97          16,459
                2015...     $1.91       $1.86          13,677
                2014...     $1.72       $1.91          13,509
                2013...     $1.28       $1.72          15,394
                2012...     $1.12       $1.28          17,614
                2011...     $1.21       $1.12          20,398
                2010...     $1.03       $1.21          21,338
                2009...     $0.80       $1.03          21,193
                2008...     $1.33       $0.80          19,593
                2007...     $1.28       $1.33          21,656
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.22       $1.25         787,619
                2015...     $1.25       $1.22         733,413
                2014...     $1.20       $1.25         803,602
                2013...     $1.23       $1.20         866,604
                2012...     $1.17       $1.23         860,994
                2011...     $1.10       $1.17         947,714
                2010...     $1.03       $1.10       1,031,007
                2009...     $0.91       $1.03       1,566,984
                2008...     $1.07       $0.91       1,585,976
                2007...     $1.07       $1.07       1,982,212
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.13           3,461
                2015...     $1.12       $1.06           3,384
                2014...     $1.06       $1.12           1,788
                2013...     $1.00       $1.06              --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.90       $0.88         234,716
                2015...     $0.92       $0.90         227,627
                2014...     $0.94       $0.92         283,567
                2013...     $0.96       $0.94         291,923
                2012...     $0.98       $0.96         311,010
                2011...     $1.00       $0.98         380,426
                2010...     $1.02       $1.00         276,468
                2009...     $1.04       $1.02         301,561
                2008...     $1.04       $1.04         218,584
                2007...     $1.01       $1.04         211,517

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.25       $2.65        147,848
                2015...     $2.36       $2.25        123,566
                2014...     $2.20       $2.36        149,936
                2013...     $1.69       $2.20        173,157
                2012...     $1.47       $1.69        203,098
                2011...     $1.54       $1.47        213,969
                2010...     $1.25       $1.54        228,021
                2009...     $0.93       $1.25        302,767
                2008...     $1.50       $0.93        317,515
                2007...     $1.43       $1.50        351,451
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.85       $2.02         24,604
                2015...     $1.87       $1.85         16,184
                2014...     $1.69       $1.87         15,517
                2013...     $1.31       $1.69         21,062
                2012...     $1.16       $1.31         29,746
                2011...     $1.16       $1.16         30,406
                2010...     $1.04       $1.16         31,039
                2009...     $0.84       $1.04         61,669
                2008...     $1.37       $0.84         46,234
                2007...     $1.33       $1.37         50,500
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.35       $1.36        326,046
                2015...     $1.44       $1.35        305,354
                2014...     $1.44       $1.44        316,943
                2013...     $1.47       $1.44        325,183
                2012...     $1.30       $1.47        324,281
                2011...     $1.33       $1.30        337,037
                2010...     $1.19       $1.33        145,480
                2009...     $1.03       $1.19        153,835
                2008...     $1.01       $1.03         97,640
                2007...     $0.94       $1.01         77,198
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.09       $1.08        126,736
                2015...     $1.08       $1.09        113,552
                2014...     $1.04       $1.08        117,530
                2013...     $1.09       $1.04         98,131
                2012...     $1.07       $1.09         94,689
                2011...     $1.03       $1.07        106,080
                2010...     $0.98       $1.03        114,485
                2009...     $0.93       $0.98        155,933
                2008...     $1.09       $0.93        171,412
                2007...     $1.08       $1.09        182,501
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.43       $2.49        132,037
                2015...     $2.36       $2.43         96,393
                2014...     $1.85       $2.36        111,593
                2013...     $1.87       $1.85        129,377
                2012...     $1.62       $1.87        152,061
                2011...     $1.57       $1.62        175,542
                2010...     $1.24       $1.57        196,752
                2009...     $1.02       $1.24        286,497
                2008...     $1.63       $1.02        272,073
                2007...     $1.97       $1.63        281,682
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.13       $2.10        470,481
                2015...     $2.03       $2.13        452,860
                2014...     $1.83       $2.03        571,672
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.78       $2.11        102,661
                2015...     $1.88       $1.78        102,813
                2014...     $1.76       $1.88        125,242




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.22       $2.28         45,173
                2015...     $2.24       $2.22         37,333
                2014...     $2.04       $2.24         39,641
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.08       $2.25        164,278
                2015...     $2.16       $2.08        151,046
                2014...     $2.02       $2.16        170,426
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.50       $1.73        180,972
                2015...     $1.91       $1.50        136,456
                2014...     $2.12       $1.91        139,024
                2013...     $2.19       $2.12        142,188
                2012...     $1.97       $2.19        155,214
                2011...     $2.39       $1.97        161,622
                2010...     $2.08       $2.39        102,523
                2009...     $1.23       $2.08        136,779
                2008...     $2.65       $1.23        152,138
                2007...     $2.10       $2.65        152,467
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.06         74,487
                2015...     $1.08       $1.01         77,803
                2014...     $1.07       $1.08         85,679
                2013...     $1.01       $1.07         91,886
                2012...     $1.00       $1.01         98,586
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99             --
                2015...     $1.03       $0.96             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05             --
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.03       $1.07             --
                2015...     $1.12       $1.03             --
                2014...     $1.12       $1.12             --
                2013...     $1.01       $1.12             --
                2012...     $1.00       $1.01             --



2.10% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.04         7,673
                2015...     $1.06       $1.03         7,925
                2014...     $1.04       $1.06        15,554
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.55       $0.53            --
                2015...     $0.55       $0.55            --
                2014...     $0.60       $0.55            --
                2013...     $0.50       $0.60            --
                2012...     $0.45       $0.50            --
                2011...     $0.57       $0.45            --
                2010...     $0.55       $0.57            --
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00       $0.92            --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.68       $1.86          7,083
                2015...     $1.82       $1.68          5,661
                2014...     $1.66       $1.82          5,761
                2013...     $1.25       $1.66             --
                2012...     $1.11       $1.25             --
                2011...     $1.11       $1.11             --
                2010...     $0.99       $1.11             --
                2009...     $0.86       $0.99             --
                2008...     $1.35       $0.86             --
                2007...     $1.00       $1.35             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.11       $1.14        110,931
                2015...     $1.17       $1.11        104,261
                2014...     $1.15       $1.17         95,474
                2013...     $1.29       $1.15         49,816
                2012...     $1.22       $1.29         17,148
                2011...     $1.12       $1.22         16,995
                2010...     $1.09       $1.12         18,580
                2009...     $1.01       $1.09             --
                2008...     $1.05       $1.01             --
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.91       $0.92         52,458
                2015...     $0.97       $0.91         43,046
                2014...     $0.98       $0.97         26,628
                2013...     $1.03       $0.98          5,808
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.31       $1.29         67,299
                2015...     $1.25       $1.31         61,270
                2014...     $1.25       $1.25         66,446
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.08       $1.08         88,000
                2015...     $1.10       $1.08         82,450
                2014...     $1.10       $1.10         76,487
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.41       $1.51        233,210
                2015...     $1.35       $1.41         16,231
                2014...     $1.27       $1.35             --
                2013...     $1.00       $1.27         22,148
                2012...     $0.86       $1.00             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.46       $1.59        407,012
                2015...     $1.47       $1.46        111,106
                2014...     $1.36       $1.47         96,385
                2013...     $1.04       $1.36             --
                2012...     $0.90       $1.04             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.95       $0.96         85,929
                2015...     $1.02       $0.95         82,263
                2014...     $1.07       $1.02        112,517
                2013...     $0.90       $1.07             --
                2012...     $0.78       $0.90             --
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.87       $0.90         93,678
                2015...     $0.92       $0.87         71,810
                2014...     $1.02       $0.92         54,832
                2013...     $0.93       $1.02          2,784
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.02       $1.01            988
                2015...     $1.02       $1.02            956
                2014...     $0.99       $1.02            974
                2013...     $1.05       $0.99            991
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98          1,428
                2015...     $1.00       $0.95          1,451
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.61       $1.85        471,114
                2015...     $1.71       $1.61         84,846
                2014...     $1.61       $1.71         86,739
                2013...     $1.29       $1.61         69,090
                2012...     $1.12       $1.29         52,998
                2011...     $1.14       $1.12         57,067
                2010...     $1.01       $1.14         58,851
                2009...     $0.80       $1.01         51,942
                2008...     $1.42       $0.80         50,336
                2007...     $1.43       $1.42         47,242
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.55       $2.80         85,532
                2015...     $2.65       $2.55         41,999
                2014...     $2.55       $2.65         35,527
                2013...     $1.92       $2.55            699
                2012...     $1.71       $1.92            832
                2011...     $1.96       $1.71            834
                2010...     $1.56       $1.96            763
                2009...     $1.14       $1.56            857
                2008...     $1.92       $1.14            964
                2007...     $1.70       $1.92            825
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.66       $1.89             --
                2015...     $1.79       $1.66             --
                2014...     $1.70       $1.79             --
                2013...     $1.35       $1.70             --
                2012...     $1.21       $1.35             --
                2011...     $1.25       $1.21             --
                2010...     $1.15       $1.25             --
                2009...     $0.93       $1.15             --
                2008...     $1.51       $0.93             --
                2007...     $1.00       $1.51             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.23       $1.57        282,832
                2015...     $1.36       $1.23         71,574
                2014...     $1.38       $1.36         79,640
                2013...     $1.03       $1.38         38,925
                2012...     $0.89       $1.03          5,168
                2011...     $0.95       $0.89          5,372
                2010...     $0.75       $0.95          5,470
                2009...     $0.60       $0.75             --
                2008...     $0.91       $0.60             --
                2007...     $1.00       $0.91             --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.86       $1.90          9,701
                2015...     $1.95       $1.86             --
                2014...     $1.86       $1.95             --
                2013...     $1.37       $1.86             --
                2012...     $1.26       $1.37             --
                2011...     $1.36       $1.26             --
                2010...     $1.09       $1.36             --
                2009...     $0.77       $1.09             --
                2008...     $1.37       $0.77             --
                2007...     $1.26       $1.37             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05         15,903
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $1.00       $0.99         25,943
                2015...     $1.02       $1.00         16,845
                2014...     $1.05       $1.02         13,701
                2013...     $1.06       $1.05          6,028
                2012...     $1.06       $1.06             --
                2011...     $1.01       $1.06             --
                2010...     $1.00       $1.01             --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.25       $1.41        201,943
                2015...     $1.41       $1.25         62,331
                2014...     $1.31       $1.41         58,243
                2013...     $1.00       $1.31         10,424
                2012...     $0.87       $1.00             --
                2011...     $0.87       $0.87             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.78       $2.04        213,590
                2015...     $1.94       $1.78         94,736
                2014...     $1.82       $1.94        100,733
                2013...     $1.37       $1.82         31,205
                2012...     $1.18       $1.37          3,037
                2011...     $1.23       $1.18          3,169
                2010...     $1.08       $1.23          3,180
                2009...     $0.86       $1.08          3,219
                2008...     $1.37       $0.86          3,318
                2007...     $1.43       $1.37          3,022
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.32       $1.49             --
                2015...     $1.39       $1.32             --
                2014...     $1.30       $1.39             --
                2013...     $1.06       $1.30             --
                2012...     $0.97       $1.06             --
                2011...     $1.01       $0.97             --
                2010...     $0.95       $1.01             --
                2009...     $0.73       $0.95             --
                2008...     $1.21       $0.73             --
                2007...     $1.00       $1.21             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.88       $2.20         84,887
                2015...     $1.98       $1.88         35,329
                2014...     $1.84       $1.98         35,577
                2013...     $1.41       $1.84             --
                2012...     $1.26       $1.41             --
                2011...     $1.31       $1.26             --
                2010...     $1.19       $1.31             --
                2009...     $0.98       $1.19             --
                2008...     $1.48       $0.98             --
                2007...     $1.00       $1.48             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.23       $1.35         52,650
                2015...     $1.33       $1.23         48,786
                2014...     $1.33       $1.33         56,328
                2013...     $0.99       $1.33         29,575
                2012...     $0.89       $0.99          5,220
                2011...     $0.92       $0.89          5,304
                2010...     $0.73       $0.92          5,641
                2009...     $0.62       $0.73             --
                2008...     $0.92       $0.62             --
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.42       $2.31         25,633
                2015...     $2.70       $2.42         23,010
                2014...     $2.91       $2.70         23,291
                2013...     $2.37       $2.91         26,021
                2012...     $2.03       $2.37             --
                2011...     $2.24       $2.03             --
                2010...     $2.10       $2.24             --
                2009...     $1.72       $2.10             --
                2008...     $2.36       $1.72             --
                2007...     $1.00       $2.36             --
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.89       $1.89         54,607
                2015...     $1.94       $1.89         41,770
                2014...     $1.84       $1.94         40,121
                2013...     $1.52       $1.84             --
                2012...     $1.39       $1.52             --
                2011...     $1.37       $1.39             --
                2010...     $1.20       $1.37             --
                2009...     $1.08       $1.20             --
                2008...     $1.40       $1.08             --
                2007...     $1.00       $1.40             --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.29       $2.32        170,808
                2015...     $2.35       $2.29         97,525
                2014...     $2.19       $2.35         97,631
                2013...     $1.68       $2.19         16,376
                2012...     $1.44       $1.68             --
                2011...     $1.45       $1.44             --
                2010...     $1.22       $1.45             --
                2009...     $1.01       $1.22             --
                2008...     $1.58       $1.01             --
                2007...     $1.00       $1.58             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.87       $1.77         74,228
                2015...     $1.84       $1.87         59,671
                2014...     $1.87       $1.84         68,108
                2013...     $1.60       $1.87         33,911
                2012...     $1.38       $1.60             --
                2011...     $1.52       $1.38             --
                2010...     $1.36       $1.52             --
                2009...     $1.09       $1.36             --
                2008...     $1.93       $1.09             --
                2007...     $1.00       $1.93             --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.07        211,715
                2015...     $1.03       $0.94        194,210
                2014...     $1.03       $1.03        204,023
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.82       $1.80        102,602
                2015...     $1.87       $1.82         70,675
                2014...     $1.88       $1.87         76,283
                2013...     $1.54       $1.88         73,049
                2012...     $1.39       $1.54         56,448
                2011...     $1.65       $1.39         56,019
                2010...     $1.47       $1.65         51,786
                2009...     $1.10       $1.47         38,987
                2008...     $1.94       $1.10         40,207
                2007...     $1.81       $1.94         38,385
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.97       $2.19          6,683
                2015...     $2.22       $1.97          4,251
                2014...     $2.30       $2.22          4,356
                2013...     $1.49       $2.30            595
                2012...     $1.36       $1.49             --
                2011...     $1.50       $1.36             --
                2010...     $1.09       $1.50             --
                2009...     $0.79       $1.09             --
                2008...     $1.54       $0.79             --
                2007...     $1.00       $1.54             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.17       $2.26         63,157
                2015...     $2.36       $2.17         57,855
                2014...     $2.23       $2.36         60,963
                2013...     $1.75       $2.23         32,532
                2012...     $1.58       $1.75             --
                2011...     $1.62       $1.58             --
                2010...     $1.26       $1.62             --
                2009...     $0.88       $1.26             --
                2008...     $1.40       $0.88             --
                2007...     $1.00       $1.40             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.83       $1.00        192,463
                2015...     $1.09       $0.83         15,932
                2014...     $1.28       $1.09          1,090
                2013...     $1.21       $1.28          1,109
                2012...     $1.21       $1.21             --
                2011...     $1.58       $1.21             --
                2010...     $1.38       $1.58             --
                2009...     $0.81       $1.38             --
                2008...     $2.15       $0.81             --
                2007...     $1.00       $2.15             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.03             --
                2015...     $1.06       $1.04             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01          8,882
                2015...     $1.05       $1.02             --
                2014...     $1.04       $1.05             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.06       $3.04         18,820
                2015...     $3.22       $3.06          9,536
                2014...     $3.19       $3.22         11,611
                2013...     $2.09       $3.19          2,216
                2012...     $1.67       $2.09             --
                2011...     $1.81       $1.67             --
                2010...     $1.64       $1.81             --
                2009...     $1.16       $1.64             --
                2008...     $1.79       $1.16             --
                2007...     $1.00       $1.79             --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.95       $2.46         33,513
                2015...     $2.11       $1.95         24,970
                2014...     $2.01       $2.11         25,720
                2013...     $1.54       $2.01         18,961
                2012...     $1.33       $1.54         20,519
                2011...     $1.55       $1.33         21,638
                2010...     $1.25       $1.55         20,952
                2009...     $0.99       $1.25         20,005
                2008...     $1.37       $0.99         20,376
                2007...     $1.46       $1.37         21,171
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.89       $2.05        128,025
                2015...     $2.00       $1.89        119,100
                2014...     $1.85       $2.00        114,224
                2013...     $1.39       $1.85         21,527
                2012...     $1.20       $1.39             --
                2011...     $1.32       $1.20             --
                2010...     $1.13       $1.32             --
                2009...     $0.91       $1.13             --
                2008...     $1.41       $0.91             --
                2007...     $1.00       $1.41             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.95       $1.99         56,306
                2015...     $1.98       $1.95         41,034
                2014...     $1.87       $1.98         37,007
                2013...     $1.60       $1.87             --
                2012...     $1.44       $1.60             --
                2011...     $1.45       $1.44             --
                2010...     $1.37       $1.45             --
                2009...     $1.11       $1.37             --
                2008...     $1.35       $1.11             --
                2007...     $1.00       $1.35             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97         24,772
                2015...     $1.00       $0.97         25,681
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.54       $2.54         27,666
                2015...     $2.32       $2.54         27,239
                2014...     $2.18       $2.32         26,090
                2013...     $1.70       $2.18         14,226
                2012...     $1.41       $1.70          1,068
                2011...     $1.54       $1.41          1,156
                2010...     $1.48       $1.54          1,100
                2009...     $1.03       $1.48          1,029
                2008...     $1.90       $1.03          1,194
                2007...     $1.42       $1.90            947

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.80       $1.64         39,133
                2015...     $2.02       $1.80         26,282
                2014...     $2.34       $2.02         33,619
                2013...     $2.09       $2.34         26,835
                2012...     $1.89       $2.09         23,871
                2011...     $2.85       $1.89         21,414
                2010...     $2.33       $2.85         16,920
                2009...     $1.33       $2.33         12,926
                2008...     $2.84       $1.33         15,002
                2007...     $2.26       $2.84         13,243
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.25       $1.45        113,897
                2015...     $1.32       $1.25        113,755
                2014...     $1.25       $1.32        122,539
                2013...     $1.01       $1.25         38,341
                2012...     $0.93       $1.01          5,050
                2011...     $0.98       $0.93          5,021
                2010...     $0.87       $0.98          5,084
                2009...     $0.67       $0.87             --
                2008...     $0.95       $0.67             --
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.60       $1.64             --
                2015...     $1.57       $1.60             --
                2014...     $1.48       $1.57             --
                2013...     $1.10       $1.48          3,705
                2012...     $0.96       $1.10             --
                2011...     $1.05       $0.96             --
                2010...     $0.83       $1.05             --
                2009...     $0.60       $0.83             --
                2008...     $1.26       $0.60             --
                2007...     $1.00       $1.26             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98          2,335
                2015...     $1.00       $0.96          2,465
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.59       $0.62        143,322
                2015...     $0.68       $0.59        118,841
                2014...     $0.72       $0.68        119,334
                2013...     $0.75       $0.72         57,858
                2012...     $0.64       $0.75          7,046
                2011...     $0.79       $0.64          7,047
                2010...     $0.68       $0.79          6,112
                2009...     $0.41       $0.68             --
                2008...     $1.00       $0.41             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.96       $1.04             --
                2015...     $1.01       $0.96             --
                2014...     $0.98       $1.01             --
                2013...     $0.85       $0.98             --
                2012...     $0.76       $0.85             --
                2011...     $0.82       $0.76             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.04       $1.11            --
                2015...     $1.09       $1.04            --
                2014...     $1.07       $1.09            --
                2013...     $0.97       $1.07            --
                2012...     $0.90       $0.97            --
                2011...     $0.92       $0.90            --
                2010...     $0.84       $0.92            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.04       $1.07            --
                2015...     $1.08       $1.04            --
                2014...     $1.07       $1.08            --
                2013...     $1.07       $1.07            --
                2012...     $1.04       $1.07            --
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
                2008...     $1.01       $0.93            --
                2007...     $1.00       $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.01       $1.08        24,364
                2015...     $1.05       $1.01            --
                2014...     $1.03       $1.05            --
                2013...     $0.90       $1.03            --
                2012...     $0.82       $0.90            --
                2011...     $0.86       $0.82            --
                2010...     $0.77       $0.86            --
                2009...     $0.64       $0.77            --
                2008...     $1.00       $0.64            --
                2007...     $1.00       $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.04       $1.08            --
                2015...     $1.08       $1.04            --
                2014...     $1.07       $1.08            --
                2013...     $1.01       $1.07            --
                2012...     $0.96       $1.01            --
                2011...     $0.97       $0.96            --
                2010...     $0.90       $0.97            --
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00       $0.99            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.28       $1.38         1,934
                2015...     $1.32       $1.28         1,818
                2014...     $1.22       $1.32         1,348
                2013...     $0.91       $1.22         1,372
                2012...     $0.84       $0.91            --
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00       $0.96            --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $2.01       $1.91         81,277
                2015...     $1.99       $2.01         54,429
                2014...     $2.19       $1.99         51,361
                2013...     $1.78       $2.19         16,406
                2012...     $1.49       $1.78            842
                2011...     $1.65       $1.49            912
                2010...     $1.47       $1.65            865
                2009...     $1.08       $1.47            866
                2008...     $1.93       $1.08            953
                2007...     $1.75       $1.93            776
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.35       $1.56          4,569
                2015...     $1.47       $1.35          2,735
                2014...     $1.35       $1.47             --
                2013...     $0.98       $1.35             --
                2012...     $0.85       $0.98             --
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00       $0.91             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.05          2,912
                2015...     $1.07       $0.99          3,092
                2014...     $1.04       $1.07         10,704
                2013...     $1.00       $1.04          2,963
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.98       $0.97        223,257
                2015...     $1.00       $0.98        106,810
                2014...     $1.01       $1.00         50,625
                2013...     $1.04       $1.01         18,850
                2012...     $1.00       $1.04             --
                2011...     $1.01       $1.00             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.07       $1.08        427,906
                2015...     $1.09       $1.07        209,147
                2014...     $1.07       $1.09        211,124
                2013...     $1.12       $1.07         55,011
                2012...     $1.04       $1.12             --
                2011...     $1.03       $1.04             --
                2010...     $1.00       $1.03             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.62       $1.80         92,766
                2015...     $1.70       $1.62         73,636
                2014...     $1.54       $1.70         74,536
                2013...     $1.19       $1.54             --
                2012...     $1.02       $1.19             --
                2011...     $1.02       $1.02             --
                2010...     $0.93       $1.02             --
                2009...     $0.73       $0.93             --
                2008...     $1.35       $0.73             --
                2007...     $1.00       $1.35             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.53       $1.73            648
                2015...     $1.69       $1.53          7,236
                2014...     $1.56       $1.69         13,491
                2013...     $1.18       $1.56             --
                2012...     $1.01       $1.18             --
                2011...     $1.08       $1.01             --
                2010...     $0.96       $1.08             --
                2009...     $0.76       $0.96             --
                2008...     $1.26       $0.76             --
                2007...     $1.00       $1.26             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.71       $1.72         35,116
                2015...     $1.86       $1.71         24,876
                2014...     $1.73       $1.86         22,183
                2013...     $1.23       $1.73            997
                2012...     $1.10       $1.23             --
                2011...     $1.37       $1.10             --
                2010...     $1.15       $1.37             --
                2009...     $0.72       $1.15             --
                2008...     $1.17       $0.72             --
                2007...     $1.00       $1.17             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.40       $1.34         13,298
                2015...     $1.43       $1.40             --
                2014...     $1.57       $1.43             --
                2013...     $1.25       $1.57             --
                2012...     $1.05       $1.25             --
                2011...     $1.29       $1.05             --
                2010...     $1.19       $1.29             --
                2009...     $0.98       $1.19             --
                2008...     $1.78       $0.98             --
                2007...     $1.00       $1.78             --
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.85       $1.95         52,259
                2015...     $1.90       $1.85         44,510
                2014...     $1.71       $1.90         45,999
                2013...     $1.28       $1.71            490
                2012...     $1.12       $1.28             --
                2011...     $1.20       $1.12             --
                2010...     $1.03       $1.20             --
                2009...     $0.79       $1.03             --
                2008...     $1.35       $0.79             --
                2007...     $1.00       $1.35             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.22       $1.24        345,690
                2015...     $1.24       $1.22        275,567
                2014...     $1.19       $1.24        243,088
                2013...     $1.22       $1.19        146,457
                2012...     $1.16       $1.22        132,419
                2011...     $1.10       $1.16        127,958
                2010...     $1.03       $1.10        134,923
                2009...     $0.91       $1.03         98,833
                2008...     $1.07       $0.91        105,106
                2007...     $1.07       $1.07        113,642
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.13        274,865
                2015...     $1.12       $1.06        121,617
                2014...     $1.06       $1.12        113,268
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.89       $0.88         44,367
                2015...     $0.91       $0.89         39,531
                2014...     $0.93       $0.91         82,775
                2013...     $0.95       $0.93         25,561
                2012...     $0.97       $0.95         23,521
                2011...     $0.99       $0.97         21,862
                2010...     $1.01       $0.99         21,977
                2009...     $1.03       $1.01         16,618
                2008...     $1.03       $1.03         17,214
                2007...     $1.01       $1.03         19,078

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.24       $2.63        177,756
                2015...     $2.35       $2.24         53,672
                2014...     $2.19       $2.35         54,370
                2013...     $1.69       $2.19         36,272
                2012...     $1.47       $1.69         39,510
                2011...     $1.53       $1.47         41,304
                2010...     $1.24       $1.53         42,680
                2009...     $0.93       $1.24         33,788
                2008...     $1.50       $0.93         33,042
                2007...     $1.43       $1.50         33,971
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.84       $2.01        166,026
                2015...     $1.86       $1.84          2,727
                2014...     $1.68       $1.86             --
                2013...     $1.30       $1.68             --
                2012...     $1.15       $1.30             --
                2011...     $1.16       $1.15             --
                2010...     $1.03       $1.16             --
                2009...     $0.84       $1.03             --
                2008...     $1.36       $0.84             --
                2007...     $1.00       $1.36             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.34       $1.36        161,725
                2015...     $1.43       $1.34        134,913
                2014...     $1.44       $1.43        144,610
                2013...     $1.47       $1.44         27,993
                2012...     $1.29       $1.47          9,420
                2011...     $1.32       $1.29          9,677
                2010...     $1.18       $1.32          9,863
                2009...     $1.03       $1.18          2,857
                2008...     $1.01       $1.03          2,544
                2007...     $0.94       $1.01          3,977
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02        518,484
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.09       $1.08         88,240
                2015...     $1.08       $1.09         75,678
                2014...     $1.04       $1.08         52,005
                2013...     $1.08       $1.04         17,969
                2012...     $1.07       $1.08          8,207
                2011...     $1.02       $1.07          7,743
                2010...     $0.98       $1.02          8,224
                2009...     $0.92       $0.98          1,669
                2008...     $1.08       $0.92          1,381
                2007...     $1.07       $1.08          1,789
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.42       $2.47        135,509
                2015...     $2.35       $2.42         89,922
                2014...     $1.84       $2.35         89,912
                2013...     $1.86       $1.84         35,364
                2012...     $1.61       $1.86         16,269
                2011...     $1.56       $1.61         17,594
                2010...     $1.24       $1.56         18,095
                2009...     $1.01       $1.24         15,013
                2008...     $1.62       $1.01         12,695
                2007...     $1.97       $1.62         13,331
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.12       $2.09        149,984
                2015...     $2.02       $2.12        135,866
                2014...     $1.82       $2.02        156,801
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.77       $2.09         62,596
                2015...     $1.87       $1.77         50,310
                2014...     $1.75       $1.87         43,553




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.20       $2.26        51,471
                2015...     $2.23       $2.20        36,818
                2014...     $2.03       $2.23        33,572
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.07       $2.24        77,759
                2015...     $2.15       $2.07        61,584
                2014...     $2.01       $2.15        74,113
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.49       $1.72        86,549
                2015...     $1.90       $1.49        17,951
                2014...     $2.11       $1.90        14,101
                2013...     $2.18       $2.11        16,976
                2012...     $1.97       $2.18        15,721
                2011...     $2.39       $1.97        15,824
                2010...     $2.07       $2.39        14,293
                2009...     $1.23       $2.07        13,571
                2008...     $2.65       $1.23        14,845
                2007...     $2.10       $2.65        13,112
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05        14,936
                2015...     $1.08       $1.01         6,056
                2014...     $1.07       $1.08         5,845
                2013...     $1.01       $1.07         5,552
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.99            --
                2015...     $1.03       $0.96            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05            --
                2015...     $1.14       $1.01            --
                2014...     $1.15       $1.14            --
                2013...     $1.01       $1.15            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.03       $1.07         6,864
                2015...     $1.12       $1.03         6,855
                2014...     $1.12       $1.12         6,846
                2013...     $1.01       $1.12         6,863
                2012...     $1.00       $1.01            --



2.15% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.04          --
                2015...     $1.06       $1.03          --
                2014...     $1.04       $1.06          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.55       $0.53          --
                2015...     $0.55       $0.55          --
                2014...     $0.60       $0.55          --
                2013...     $0.50       $0.60          --
                2012...     $0.44       $0.50          --
                2011...     $0.56       $0.44          --
                2010...     $0.55       $0.56          --
                2009...     $0.42       $0.55          --
                2008...     $1.00       $0.42          --
                2007...     $1.00       $0.92          --

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.67       $1.85            --
                2015...     $1.81       $1.67            --
                2014...     $1.65       $1.81            --
                2013...     $1.24       $1.65            --
                2012...     $1.11       $1.24            --
                2011...     $1.10       $1.11            --
                2010...     $0.99       $1.10            --
                2009...     $0.86       $0.99            --
                2008...     $1.34       $0.86            --
                2007...     $1.00       $1.34            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.11       $1.13        29,180
                2015...     $1.16       $1.11        26,866
                2014...     $1.15       $1.16        26,418
                2013...     $1.28       $1.15        30,051
                2012...     $1.22       $1.28        24,715
                2011...     $1.12       $1.22        24,837
                2010...     $1.09       $1.12        28,460
                2009...     $1.01       $1.09        32,226
                2008...     $1.00       $1.01            --
                2007...     $1.00       $1.05        12,897
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.91       $0.92         2,555
                2015...     $0.97       $0.91         2,444
                2014...     $0.98       $0.97         2,467
                2013...     $1.03       $0.98         2,490
                2012...     $0.99       $1.03         2,514
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.31       $1.29            --
                2015...     $1.25       $1.31            --
                2014...     $1.25       $1.25            --
                2013...     $0.99       $1.25            --
                2012...     $0.82       $0.99            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.08       $1.08            --
                2015...     $1.10       $1.08            --
                2014...     $1.10       $1.10            --
                2013...     $0.88       $1.10            --
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.41       $1.51            --
                2015...     $1.35       $1.41            --
                2014...     $1.27       $1.35            --
                2013...     $1.00       $1.27            --
                2012...     $0.86       $1.00            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.46       $1.59        29,424
                2015...     $1.47       $1.46        17,564
                2014...     $1.35       $1.47        18,145
                2013...     $1.04       $1.35        19,468
                2012...     $0.90       $1.04        21,772
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.95       $0.96            --
                2015...     $1.02       $0.95            --
                2014...     $1.07       $1.02            --
                2013...     $0.90       $1.07            --
                2012...     $0.78       $0.90            --
                2011...     $1.00       $0.78            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.87       $0.90         21,555
                2015...     $0.92       $0.87          2,888
                2014...     $1.02       $0.92             --
                2013...     $0.93       $1.02          8,243
                2012...     $0.81       $0.93          8,318
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.01       $1.00             --
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.05       $0.99             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.60       $1.84        133,798
                2015...     $1.70       $1.60        114,819
                2014...     $1.60       $1.70        117,726
                2013...     $1.28       $1.60        135,757
                2012...     $1.12       $1.28        161,534
                2011...     $1.14       $1.12        212,704
                2010...     $1.01       $1.14        230,608
                2009...     $0.79       $1.01        240,381
                2008...     $1.42       $0.79        246,440
                2007...     $1.43       $1.42        232,570
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.54       $2.78         42,876
                2015...     $2.64       $2.54         32,853
                2014...     $2.54       $2.64         33,167
                2013...     $1.91       $2.54         33,483
                2012...     $1.70       $1.91         33,804
                2011...     $1.95       $1.70         34,129
                2010...     $1.55       $1.95         34,455
                2009...     $1.13       $1.55         39,921
                2008...     $1.92       $1.13         32,964
                2007...     $1.70       $1.92         34,838
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.65       $1.88             --
                2015...     $1.78       $1.65          2,945
                2014...     $1.69       $1.78          2,973
                2013...     $1.35       $1.69          3,001
                2012...     $1.21       $1.35          3,032
                2011...     $1.25       $1.21          3,063
                2010...     $1.14       $1.25          3,094
                2009...     $0.93       $1.14         18,486
                2008...     $1.51       $0.93         30,335
                2007...     $1.49       $1.51         29,168
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.23       $1.56          9,184
                2015...     $1.35       $1.23          9,773
                2014...     $1.38       $1.35          9,427
                2013...     $1.03       $1.38         13,612
                2012...     $0.89       $1.03         15,899
                2011...     $0.95       $0.89         16,031
                2010...     $0.75       $0.95         15,913
                2009...     $0.60       $0.75         22,734
                2008...     $0.91       $0.60         14,014
                2007...     $1.00       $0.91             --

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.85       $1.89            --
                2015...     $1.94       $1.85            --
                2014...     $1.85       $1.94            --
                2013...     $1.37       $1.85            --
                2012...     $1.26       $1.37            --
                2011...     $1.35       $1.26            --
                2010...     $1.08       $1.35            --
                2009...     $0.77       $1.08            --
                2008...     $1.37       $0.77            --
                2007...     $1.26       $1.37            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99        18,272
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.99       $0.98        12,069
                2015...     $1.02       $0.99        11,055
                2014...     $1.04       $1.02        11,091
                2013...     $1.06       $1.04        10,428
                2012...     $1.06       $1.06         8,816
                2011...     $1.01       $1.06         8,567
                2010...     $1.00       $1.01         8,147
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.24       $1.40            --
                2015...     $1.40       $1.24            --
                2014...     $1.31       $1.40            --
                2013...     $1.00       $1.31         2,941
                2012...     $1.00       $1.00         2,969
                2011...     $0.88       $0.87         2,998
                2010...     $0.74       $0.88         3,026
                2009...     $0.54       $0.74         1,646
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.77       $2.03         4,817
                2015...     $1.93       $1.77         3,966
                2014...     $1.81       $1.93         3,882
                2013...     $1.36       $1.81        11,282
                2012...     $1.17       $1.36        12,139
                2011...     $1.22       $1.17        12,419
                2010...     $1.08       $1.22        12,150
                2009...     $0.86       $1.08         3,218
                2008...     $1.37       $0.86            --
                2007...     $1.43       $1.37         3,143
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.31       $1.48        38,161
                2015...     $1.38       $1.31            --
                2014...     $1.29       $1.38            --
                2013...     $1.06       $1.29            --
                2012...     $0.96       $1.06            --
                2011...     $1.00       $0.96            --
                2010...     $0.95       $1.00            --
                2009...     $0.73       $0.95            --
                2008...     $1.21       $0.73            --
                2007...     $1.00       $1.21            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.87       $2.18            --
                2015...     $1.97       $1.87            --
                2014...     $1.83       $1.97            --
                2013...     $1.40       $1.83            --
                2012...     $1.25       $1.40            --
                2011...     $1.31       $1.25            --
                2010...     $1.19       $1.31            --
                2009...     $0.98       $1.19            --
                2008...     $1.48       $0.98            --
                2007...     $1.00       $1.48            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.22       $1.34         5,435
                2015...     $1.33       $1.22         5,089
                2014...     $1.33       $1.33         5,127
                2013...     $0.99       $1.33         5,019
                2012...     $0.89       $0.99         6,026
                2011...     $0.92       $0.89         5,881
                2010...     $0.73       $0.92         5,861
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.41       $2.29        18,827
                2015...     $2.68       $2.41        35,204
                2014...     $2.89       $2.68        46,661
                2013...     $2.36       $2.89        35,708
                2012...     $2.02       $2.36        34,016
                2011...     $2.23       $2.02        40,071
                2010...     $2.10       $2.23        37,599
                2009...     $1.71       $2.10        56,312
                2008...     $2.36       $1.71         9,398
                2007...     $0.00       $2.36        10,944
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.88       $1.88        42,038
                2015...     $1.93       $1.88        33,969
                2014...     $1.83       $1.93        15,808
                2013...     $1.51       $1.83        29,317
                2012...     $1.38       $1.51            --
                2011...     $1.37       $1.38            --
                2010...     $1.19       $1.37            --
                2009...     $1.08       $1.19            --
                2008...     $1.39       $1.08            --
                2007...     $1.00       $1.39            --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.27       $2.31         6,870
                2015...     $2.34       $2.27         6,078
                2014...     $2.18       $2.34         6,136
                2013...     $1.67       $2.18         6,194
                2012...     $1.44       $1.67         6,253
                2011...     $1.44       $1.44         6,313
                2010...     $1.22       $1.44         6,373
                2009...     $1.01       $1.22         6,434
                2008...     $1.58       $1.01            --
                2007...     $1.00       $1.58            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.86       $1.76        18,039
                2015...     $1.83       $1.86         6,434
                2014...     $1.86       $1.83         6,650
                2013...     $1.59       $1.86         6,542
                2012...     $1.38       $1.59         6,836
                2011...     $1.52       $1.38         6,955
                2010...     $1.35       $1.52         6,144
                2009...     $1.92       $1.35            --
                2008...     $1.62       $1.92

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.07        262,556
                2015...     $1.02       $0.94        240,669
                2014...     $1.03       $1.02        239,766
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.80       $1.79         96,649
                2015...     $1.86       $1.80         68,456
                2014...     $1.87       $1.86         67,672
                2013...     $1.53       $1.87         72,366
                2012...     $1.38       $1.53         83,093
                2011...     $1.64       $1.38        102,531
                2010...     $1.47       $1.64        102,629
                2009...     $1.10       $1.47        103,487
                2008...     $1.94       $1.10        109,049
                2007...     $1.80       $1.94        106,151
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.96       $2.17             --
                2015...     $2.20       $1.96             --
                2014...     $2.29       $2.20             --
                2013...     $1.49       $2.29             --
                2012...     $1.36       $1.49             --
                2011...     $1.49       $1.36             --
                2010...     $1.08       $1.49             --
                2009...     $0.78       $1.08             --
                2008...     $1.54       $0.78             --
                2007...     $1.00       $1.54             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.16       $2.25             --
                2015...     $2.35       $2.16             --
                2014...     $2.22       $2.35             --
                2013...     $1.75       $2.22             --
                2012...     $1.57       $1.75             --
                2011...     $1.62       $1.57             --
                2010...     $1.25       $1.62             --
                2009...     $0.87       $1.25             --
                2008...     $1.40       $0.87             --
                2007...     $1.00       $1.40             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.82       $1.00          5,460
                2015...     $1.08       $0.82          8,599
                2014...     $1.27       $1.08          8,009
                2013...     $1.21       $1.27         16,271
                2012...     $1.21       $1.21         26,459
                2011...     $1.57       $1.21         21,553
                2010...     $1.37       $1.57         18,098
                2009...     $0.81       $1.37         28,740
                2008...     $2.14       $0.81             --
                2007...     $1.00       $2.14             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01            --
                2015...     $1.05       $1.02            --
                2014...     $1.04       $1.05            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.04       $3.02         9,480
                2015...     $3.20       $3.04         8,368
                2014...     $3.18       $3.20        11,166
                2013...     $2.08       $3.18        11,894
                2012...     $1.66       $2.08        10,561
                2011...     $1.80       $1.66        12,582
                2010...     $1.63       $1.80        11,790
                2009...     $1.16       $1.63        12,534
                2008...     $1.79       $1.16            --
                2007...     $1.00       $1.79            --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.94       $2.45        27,888
                2015...     $2.10       $1.94        14,804
                2014...     $2.00       $2.10        15,177
                2013...     $1.53       $2.00        17,784
                2012...     $1.32       $1.53        21,332
                2011...     $1.55       $1.32        33,235
                2010...     $1.25       $1.55        33,764
                2009...     $0.99       $1.25        42,857
                2008...     $1.37       $0.99        34,405
                2007...     $1.46       $1.37        34,272
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.87       $2.04         6,190
                2015...     $1.99       $1.87         5,540
                2014...     $1.84       $1.99        18,391
                2013...     $1.39       $1.84        22,036
                2012...     $1.19       $1.39            --
                2011...     $1.31       $1.19            --
                2010...     $1.13       $1.31            --
                2009...     $0.91       $1.13            --
                2008...     $0.92       $0.91            --
                2007...     $1.41       $0.92            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.94       $1.98            --
                2015...     $1.97       $1.94            --
                2014...     $1.86       $1.97            --
                2013...     $1.59       $1.86            --
                2012...     $1.43       $1.59            --
                2011...     $1.44       $1.43            --
                2010...     $1.36       $1.44            --
                2009...     $1.11       $1.36            --
                2008...     $1.35       $1.11            --
                2007...     $1.00       $1.35            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.53       $2.52         6,957
                2015...     $2.31       $2.53            --
                2014...     $2.17       $2.31            --
                2013...     $1.70       $2.17            --
                2012...     $1.40       $1.70            --
                2011...     $1.54       $1.40            --
                2010...     $1.47       $1.54            --
                2009...     $1.03       $1.47         9,766
                2008...     $1.89       $1.03            --
                2007...     $1.00       $1.89            --

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.79       $1.63        37,865
                2015...     $2.00       $1.79        24,659
                2014...     $2.33       $2.00        26,114
                2013...     $2.08       $2.33        26,770
                2012...     $1.88       $2.08        28,138
                2011...     $2.84       $1.88        40,488
                2010...     $2.32       $2.84        37,200
                2009...     $1.32       $2.32        42,683
                2008...     $2.83       $1.32        42,385
                2007...     $2.26       $2.83        42,152
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.24       $1.44         5,049
                2015...     $1.32       $1.24         5,124
                2014...     $1.24       $1.32         5,065
                2013...     $1.01       $1.24         5,211
                2012...     $0.93       $1.01         5,766
                2011...     $0.98       $0.93         5,591
                2010...     $0.87       $0.98         5,269
                2009...     $0.67       $0.87        18,861
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.60       $1.63            --
                2015...     $1.56       $1.60            --
                2014...     $1.47       $1.56            --
                2013...     $1.09       $1.47           198
                2012...     $0.96       $1.09           806
                2011...     $1.05       $0.96         1,495
                2010...     $0.83       $1.05         2,215
                2009...     $0.60       $0.83         3,015
                2008...     $1.26       $0.60         3,971
                2007...     $1.18       $1.26         4,416
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.59       $0.61        22,043
                2015...     $0.67       $0.59        20,133
                2014...     $0.72       $0.67        18,607
                2013...     $0.74       $0.72        17,961
                2012...     $0.63       $0.74        16,854
                2011...     $0.79       $0.63        16,734
                2010...     $0.68       $0.79        15,080
                2009...     $0.41       $0.68        11,188
                2008...     $1.00       $0.41            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.95       $1.04            --
                2015...     $1.00       $0.95            --
                2014...     $0.98       $1.00            --
                2013...     $0.85       $0.98            --
                2012...     $0.76       $0.85            --
                2011...     $0.82       $0.76            --
                2010...     $0.72       $0.82            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.04       $1.10             --
                2015...     $1.09       $1.04             --
                2014...     $1.06       $1.09             --
                2013...     $0.97       $1.06             --
                2012...     $0.89       $0.97             --
                2011...     $0.92       $0.89             --
                2010...     $0.84       $0.92             --
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.04       $1.06             --
                2015...     $1.07       $1.04             --
                2014...     $1.07       $1.07         71,355
                2013...     $1.06       $1.07         72,037
                2012...     $1.03       $1.06         72,724
                2011...     $1.02       $1.03        109,755
                2010...     $0.98       $1.02        120,239
                2009...     $0.93       $0.98        121,386
                2008...     $1.01       $0.93             --
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.00       $1.08             --
                2015...     $1.05       $1.00         62,100
                2014...     $1.03       $1.05         62,693
                2013...     $0.90       $1.03         63,291
                2012...     $0.81       $0.90         47,500
                2011...     $0.86       $0.81         47,988
                2010...     $0.77       $0.86         48,480
                2009...     $0.63       $0.77          8,222
                2008...     $1.00       $0.63             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.03       $1.08         32,359
                2015...     $1.07       $1.03         29,262
                2014...     $1.06       $1.07        107,879
                2013...     $1.01       $1.06        109,723
                2012...     $0.96       $1.01        185,476
                2011...     $0.97       $0.96        269,028
                2010...     $0.90       $0.97        283,836
                2009...     $0.82       $0.90        285,542
                2008...     $1.00       $0.82             --
                2007...     $1.00       $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.28       $1.37             --
                2015...     $1.31       $1.28             --
                2014...     $1.22       $1.31             --
                2013...     $0.91       $1.22             --
                2012...     $0.84       $0.91             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.99       $1.90        23,395
                2015...     $1.98       $1.99        15,517
                2014...     $2.18       $1.98        15,790
                2013...     $1.77       $2.18        18,475
                2012...     $1.48       $1.77        18,958
                2011...     $1.64       $1.48        19,177
                2010...     $1.46       $1.64        19,174
                2009...     $1.08       $1.46        17,589
                2008...     $1.93       $1.08        12,906
                2007...     $1.75       $1.93        14,450
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.35       $1.55            --
                2015...     $1.47       $1.35            --
                2014...     $1.34       $1.47            --
                2013...     $0.97       $1.34         2,979
                2012...     $0.85       $0.97         3,007
                2011...     $0.89       $0.85         3,036
                2010...     $0.74       $0.89         3,065
                2009...     $0.55       $0.74         1,660
                2008...     $0.90       $0.55            --
                2007...     $1.00       $0.90            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.05            --
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.98       $0.97        22,232
                2015...     $1.00       $0.98        21,036
                2014...     $1.01       $1.00        11,309
                2013...     $1.03       $1.01        10,709
                2012...     $1.00       $1.03         9,101
                2011...     $1.01       $1.00         9,021
                2010...     $1.00       $1.01         8,260
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.07       $1.07        19,801
                2015...     $1.09       $1.07        18,479
                2014...     $1.07       $1.09        18,791
                2013...     $1.11       $1.07        18,110
                2012...     $1.04       $1.11        15,221
                2011...     $1.03       $1.04        15,654
                2010...     $1.00       $1.03        14,510
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.61       $1.79            --
                2015...     $1.69       $1.61            --
                2014...     $1.53       $1.69            --
                2013...     $1.18       $1.53            --
                2012...     $1.01       $1.18            --
                2011...     $1.02       $1.01            --
                2010...     $0.92       $1.02            --
                2009...     $0.73       $0.92            --
                2008...     $1.35       $0.73            --
                2007...     $1.00       $1.35            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.52       $1.72            --
                2015...     $1.68       $1.52            --
                2014...     $1.55       $1.68            --
                2013...     $1.17       $1.55            --
                2012...     $1.00       $1.17            --
                2011...     $1.08       $1.00            --
                2010...     $0.96       $1.08            --
                2009...     $0.76       $0.96            --
                2008...     $1.26       $0.76            --
                2007...     $1.00       $1.26            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.39       $1.33         24,783
                2015...     $1.42       $1.39         18,140
                2014...     $1.56       $1.42         18,950
                2013...     $1.24       $1.56         18,833
                2012...     $1.04       $1.24         22,643
                2011...     $1.28       $1.04         26,374
                2010...     $1.19       $1.28         24,670
                2009...     $0.98       $1.19         25,123
                2008...     $1.78       $0.98         29,044
                2007...     $1.68       $1.78         25,185
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.84       $1.94             --
                2015...     $1.89       $1.84             --
                2014...     $1.70       $1.89             --
                2013...     $1.27       $1.70             --
                2012...     $1.11       $1.27             --
                2011...     $1.20       $1.11             --
                2010...     $1.02       $1.20             --
                2009...     $0.79       $1.02             --
                2008...     $1.32       $0.79             --
                2007...     $1.00       $1.32             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.70       $1.70             --
                2015...     $1.85       $1.70             --
                2014...     $1.72       $1.85             --
                2013...     $1.22       $1.72             --
                2012...     $1.09       $1.22             --
                2011...     $1.36       $1.09             --
                2010...     $1.15       $1.36             --
                2009...     $0.72       $1.15             --
                2008...     $1.16       $0.72             --
                2007...     $1.00       $1.16             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.21       $1.23        184,180
                2015...     $1.23       $1.21        172,781
                2014...     $1.19       $1.23        179,991
                2013...     $1.22       $1.19        188,515
                2012...     $1.16       $1.22        185,041
                2011...     $1.10       $1.16        281,464
                2010...     $1.02       $1.10        304,486
                2009...     $0.91       $1.02        312,509
                2008...     $1.07       $0.91        277,862
                2007...     $1.07       $1.07        325,500
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.13             --
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.89       $0.87         37,561
                2015...     $0.91       $0.89         34,032
                2014...     $0.93       $0.91         35,635
                2013...     $0.95       $0.93         35,929
                2012...     $0.97       $0.95         36,707
                2011...     $0.99       $0.97         53,109
                2010...     $1.01       $0.99         54,985
                2009...     $1.03       $1.01         64,256
                2008...     $1.03       $1.03         63,536
                2007...     $1.01       $1.03         64,202

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.22       $2.61         47,788
                2015...     $2.33       $2.22         37,926
                2014...     $2.18       $2.33         39,881
                2013...     $1.68       $2.18         42,877
                2012...     $1.46       $1.68         51,091
                2011...     $1.53       $1.46         78,761
                2010...     $1.24       $1.53         83,660
                2009...     $0.93       $1.24         92,566
                2008...     $1.50       $0.93        101,419
                2007...     $1.42       $1.50        106,847
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.83       $2.00             --
                2015...     $1.85       $1.83             --
                2014...     $1.67       $1.85             --
                2013...     $1.30       $1.67             --
                2012...     $1.15       $1.30             --
                2011...     $1.15       $1.15             --
                2010...     $1.03       $1.15             --
                2009...     $0.84       $1.03             --
                2008...     $1.36       $0.84             --
                2007...     $1.00       $1.36             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.34       $1.35         42,534
                2015...     $1.42       $1.34         37,583
                2014...     $1.43       $1.42         37,550
                2013...     $1.46       $1.43         52,039
                2012...     $1.29       $1.46         66,307
                2011...     $1.32       $1.29         75,309
                2010...     $1.18       $1.32         77,512
                2009...     $1.03       $1.18         57,266
                2008...     $1.01       $1.03         35,512
                2007...     $0.94       $1.01         56,613
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.08       $1.07         47,788
                2015...     $1.07       $1.08         46,308
                2014...     $1.03       $1.07         46,750
                2013...     $1.08       $1.03         49,305
                2012...     $1.06       $1.08         49,779
                2011...     $1.02       $1.06         64,695
                2010...     $0.98       $1.02         64,975
                2009...     $0.92       $0.98         93,634
                2008...     $1.08       $0.92         83,791
                2007...     $1.07       $1.08         58,702
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.40       $2.45         30,366
                2015...     $2.34       $2.40         22,803
                2014...     $1.83       $2.34         24,494
                2013...     $1.85       $1.83         28,205
                2012...     $1.60       $1.85         28,674
                2011...     $1.55       $1.60         39,542
                2010...     $1.23       $1.55         41,898
                2009...     $1.01       $1.23         55,980
                2008...     $1.62       $1.01         44,083
                2007...     $1.96       $1.62         37,735
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.10       $2.08        164,978
                2015...     $2.01       $2.10        146,724
                2014...     $1.81       $2.01        160,877
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.75       $2.08         31,453
                2015...     $1.86       $1.75         31,112
                2014...     $1.74       $1.86         33,521




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.19       $2.25          6,874
                2015...     $2.22       $2.19          7,821
                2014...     $2.02       $2.22          7,896
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.05       $2.22         69,489
                2015...     $2.14       $2.05         52,364
                2014...     $2.00       $2.14         54,671
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.48       $1.70         19,579
                2015...     $1.88       $1.48         13,073
                2014...     $2.10       $1.88         12,079
                2013...     $2.17       $2.10         11,513
                2012...     $1.96       $2.17         15,305
                2011...     $2.38       $1.96         19,459
                2010...     $2.07       $2.38         18,529
                2009...     $1.22       $2.07         25,438
                2008...     $2.64       $1.22         17,817
                2007...     $2.10       $2.64         20,332
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05             --
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.96       $0.98        114,662
                2015...     $1.03       $0.96        244,786
                2014...     $1.03       $1.03        247,124
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.04             --
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.03       $1.07             --
                2015...     $1.12       $1.03             --
                2014...     $1.11       $1.12             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --



2.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.03       $1.04            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.55       $0.53            --
                2015...     $0.54       $0.55            --
                2014...     $0.60       $0.54            --
                2013...     $0.50       $0.60            --
                2012...     $0.44       $0.50            --
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56        72,248
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00       $0.92            --

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.66       $1.83             --
                2015...     $1.80       $1.66             --
                2014...     $1.64       $1.80             --
                2013...     $1.24       $1.64             --
                2012...     $1.10       $1.24             --
                2011...     $1.10       $1.10             --
                2010...     $0.99       $1.10             --
                2009...     $0.86       $0.99             --
                2008...     $1.34       $0.86             --
                2007...     $1.00       $1.34             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.11       $1.13         61,778
                2015...     $1.16       $1.11        131,045
                2014...     $1.15       $1.16        135,010
                2013...     $1.28       $1.15        137,776
                2012...     $1.22       $1.28        145,659
                2011...     $1.12       $1.22        109,583
                2010...     $1.09       $1.12         74,309
                2009...     $1.01       $1.09         48,057
                2008...     $1.05       $1.01         14,885
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.91       $0.91             --
                2015...     $0.97       $0.91             --
                2014...     $0.98       $0.97             --
                2013...     $1.03       $0.98             --
                2012...     $0.99       $1.03             --
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.31       $1.29             --
                2015...     $1.25       $1.31             --
                2014...     $1.25       $1.25             --
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.08       $1.08         13,296
                2015...     $1.10       $1.08         16,623
                2014...     $1.10       $1.10             --
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.40       $1.50         27,160
                2015...     $1.34       $1.40             --
                2014...     $1.27       $1.34             --
                2013...     $0.99       $1.27             --
                2012...     $0.86       $0.99             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.45       $1.58         10,978
                2015...     $1.46       $1.45          3,293
                2014...     $1.35       $1.46          3,332
                2013...     $1.04       $1.35          3,371
                2012...     $0.90       $1.04            636
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.95       $0.96             --
                2015...     $1.01       $0.95             --
                2014...     $1.06       $1.01             --
                2013...     $0.89       $1.06             --
                2012...     $0.78       $0.89             --
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.87       $0.89         20,234
                2015...     $0.92       $0.87         34,074
                2014...     $1.02       $0.92         34,417
                2013...     $0.93       $1.02         34,763
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.01       $1.00             --
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.05       $0.99             --
                2012...     $1.05       $1.05             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98         18,285
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.59       $1.83        330,984
                2015...     $1.69       $1.59        278,954
                2014...     $1.60       $1.69        291,677
                2013...     $1.28       $1.60        314,220
                2012...     $1.11       $1.28        377,552
                2011...     $1.13       $1.11        408,691
                2010...     $1.01       $1.13        431,986
                2009...     $0.79       $1.01        453,230
                2008...     $1.42       $0.79        409,741
                2007...     $1.43       $1.42        349,390
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.52       $2.76         61,534
                2015...     $2.62       $2.52         47,157
                2014...     $2.53       $2.62         48,136
                2013...     $1.90       $2.53         60,909
                2012...     $1.70       $1.90         71,908
                2011...     $1.95       $1.70         73,749
                2010...     $1.55       $1.95         75,089
                2009...     $1.13       $1.55         78,008
                2008...     $1.92       $1.13         65,540
                2007...     $1.70       $1.92         79,472
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.64       $1.86          9,020
                2015...     $1.77       $1.64          7,090
                2014...     $1.68       $1.77          7,161
                2013...     $1.34       $1.68          7,233
                2012...     $1.20       $1.34          9,767
                2011...     $1.24       $1.20          2,514
                2010...     $1.14       $1.24          2,498
                2009...     $0.93       $1.14          2,455
                2008...     $1.50       $0.93          2,548
                2007...     $0.00       $1.50          2,389
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.22       $1.56         69,272
                2015...     $1.35       $1.22         98,223
                2014...     $1.37       $1.35         98,187
                2013...     $1.03       $1.37         95,636
                2012...     $0.89       $1.03        107,381
                2011...     $0.94       $0.89         97,551
                2010...     $0.75       $0.94         78,741
                2009...     $0.60       $0.75         78,455
                2008...     $0.91       $0.60         47,773
                2007...     $1.00       $0.91             --

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.84       $1.87          3,695
                2015...     $1.93       $1.84          2,685
                2014...     $1.84       $1.93          2,720
                2013...     $1.36       $1.84          2,796
                2012...     $1.25       $1.36          4,277
                2011...     $1.35       $1.25          4,481
                2010...     $1.08       $1.35          4,395
                2009...     $0.77       $1.08          4,896
                2008...     $1.37       $0.77          9,410
                2007...     $1.25       $1.37          9,580
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.99       $0.98        140,911
                2015...     $1.02       $0.99        165,583
                2014...     $1.04       $1.02        179,902
                2013...     $1.06       $1.04        181,438
                2012...     $1.05       $1.06        186,015
                2011...     $1.01       $1.05        147,359
                2010...     $1.00       $1.01         21,597
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.24       $1.40         15,579
                2015...     $1.40       $1.24          9,667
                2014...     $1.31       $1.40          9,765
                2013...     $1.00       $1.31             --
                2012...     $0.87       $1.00             --
                2011...     $0.88       $0.87             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.76       $2.02         51,810
                2015...     $1.92       $1.76         56,946
                2014...     $1.80       $1.92         58,595
                2013...     $1.36       $1.80         60,967
                2012...     $1.17       $1.36         65,464
                2011...     $1.22       $1.17         43,750
                2010...     $1.08       $1.22         19,967
                2009...     $0.86       $1.08         16,626
                2008...     $1.36       $0.86         25,407
                2007...     $1.43       $1.36         34,682
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.31       $1.47         19,705
                2015...     $1.37       $1.31         16,339
                2014...     $1.29       $1.37         15,678
                2013...     $1.05       $1.29         16,485
                2012...     $0.96       $1.05         17,443
                2011...     $1.00       $0.96         17,923
                2010...     $0.95       $1.00         15,685
                2009...     $0.73       $0.95         14,689
                2008...     $1.21       $0.73         15,505
                2007...     $1.21       $1.21         14,582




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.85       $2.17             --
                2015...     $1.96       $1.85             --
                2014...     $1.82       $1.96             --
                2013...     $1.39       $1.82             --
                2012...     $1.25       $1.39             --
                2011...     $1.30       $1.25             --
                2010...     $1.19       $1.30             --
                2009...     $0.98       $1.19             --
                2008...     $1.47       $0.98             --
                2007...     $1.00       $1.47             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.22       $1.33         85,525
                2015...     $1.32       $1.22        103,263
                2014...     $1.32       $1.32        106,753
                2013...     $0.99       $1.32        121,164
                2012...     $0.89       $0.99        139,553
                2011...     $0.92       $0.89        120,684
                2010...     $0.73       $0.92         96,164
                2009...     $0.62       $0.73        101,886
                2008...     $0.92       $0.62         74,023
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.39       $2.28         75,231
                2015...     $2.67       $2.39         63,486
                2014...     $2.88       $2.67         61,269
                2013...     $2.35       $2.88         62,805
                2012...     $2.02       $2.35         76,688
                2011...     $2.22       $2.02         85,759
                2010...     $2.09       $2.22        119,550
                2009...     $1.71       $2.09         92,101
                2008...     $2.35       $1.71         58,844
                2007...     $1.67       $2.35         74,510
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.87       $1.87         60,591
                2015...     $1.92       $1.87         82,473
                2014...     $1.82       $1.92         84,580
                2013...     $1.51       $1.82         86,550
                2012...     $1.38       $1.51         79,506
                2011...     $1.36       $1.38         60,295
                2010...     $1.19       $1.36         63,967
                2009...     $1.07       $1.19         65,581
                2008...     $1.39       $1.07         18,559
                2007...     $0.00       $1.39         21,747
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.26       $2.29         12,949
                2015...     $2.33       $2.26         75,655
                2014...     $2.17       $2.33         86,908
                2013...     $1.66       $2.17         77,529
                2012...     $1.43       $1.66         13,966
                2011...     $1.44       $1.43         15,184
                2010...     $1.22       $1.44         15,509
                2009...     $1.00       $1.22          4,815
                2008...     $1.57       $1.00             --
                2007...     $1.00       $1.57             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.85       $1.75         37,554
                2015...     $1.82       $1.85         57,458
                2014...     $1.85       $1.82         59,897
                2013...     $1.58       $1.85         65,384
                2012...     $1.37       $1.58         67,152
                2011...     $1.51       $1.37         50,620
                2010...     $1.35       $1.51         16,785
                2009...     $1.09       $1.35          4,761
                2008...     $1.92       $1.09          4,809
                2007...     $1.62       $1.92          4,857

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.94       $1.06        333,571
                2015...     $1.02       $0.94        417,785
                2014...     $1.03       $1.02        422,714
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.79       $1.77        361,617
                2015...     $1.85       $1.79        270,655
                2014...     $1.87       $1.85        277,040
                2013...     $1.53       $1.87        287,665
                2012...     $1.38       $1.53        349,450
                2011...     $1.63       $1.38        320,883
                2010...     $1.46       $1.63        301,851
                2009...     $1.09       $1.46        295,052
                2008...     $1.94       $1.09        251,419
                2007...     $1.80       $1.94        198,766
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.95       $2.16          2,962
                2015...     $2.19       $1.95          1,848
                2014...     $2.28       $2.19          1,866
                2013...     $1.48       $2.28          1,885
                2012...     $1.35       $1.48          1,904
                2011...     $1.49       $1.35          6,787
                2010...     $1.08       $1.49          6,856
                2009...     $0.78       $1.08          1,962
                2008...     $1.54       $0.78             --
                2007...     $1.00       $1.54             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.15       $2.23          2,530
                2015...     $2.33       $2.15         11,523
                2014...     $2.21       $2.33         11,639
                2013...     $1.74       $2.21         11,668
                2012...     $1.57       $1.74         13,150
                2011...     $1.61       $1.57             --
                2010...     $1.25       $1.61          8,464
                2009...     $0.87       $1.25             --
                2008...     $1.40       $0.87             --
                2007...     $0.00       $1.40             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.82       $0.99        149,251
                2015...     $1.08       $0.82        146,825
                2014...     $1.27       $1.08        124,850
                2013...     $1.20       $1.27        109,117
                2012...     $1.21       $1.20        111,279
                2011...     $1.57       $1.21         99,768
                2010...     $1.37       $1.57         90,050
                2009...     $0.81       $1.37         85,637
                2008...     $2.14       $0.81         78,003
                2007...     $1.52       $2.14         52,690
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.01             --
                2015...     $1.04       $1.02             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.02       $3.00         21,824
                2015...     $3.18       $3.02         18,140
                2014...     $3.16       $3.18         17,987
                2013...     $2.07       $3.16         14,266
                2012...     $1.65       $2.07         19,820
                2011...     $1.79       $1.65         19,537
                2010...     $1.63       $1.79         21,905
                2009...     $1.16       $1.63         19,111
                2008...     $1.79       $1.16         15,764
                2007...     $1.47       $1.79         16,727
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.93       $2.43         67,304
                2015...     $2.09       $1.93         51,225
                2014...     $1.99       $2.09         54,913
                2013...     $1.53       $1.99         66,835
                2012...     $1.31       $1.53         85,135
                2011...     $1.54       $1.31         94,650
                2010...     $1.25       $1.54        103,068
                2009...     $0.99       $1.25        119,622
                2008...     $1.36       $0.99        118,531
                2007...     $1.46       $1.36        125,968
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.86       $2.03         48,941
                2015...     $1.98       $1.86         49,788
                2014...     $1.83       $1.98         49,531
                2013...     $1.38       $1.83         58,246
                2012...     $1.19       $1.38         58,006
                2011...     $1.31       $1.19         61,254
                2010...     $1.13       $1.31         60,934
                2009...     $0.91       $1.13         82,744
                2008...     $1.40       $0.91         74,495
                2007...     $1.41       $1.40         82,974
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.93       $1.97             --
                2015...     $1.96       $1.93             --
                2014...     $1.85       $1.96             --
                2013...     $1.58       $1.85             --
                2012...     $1.43       $1.58             --
                2011...     $1.44       $1.43             --
                2010...     $1.36       $1.44         18,088
                2009...     $1.11       $1.36             --
                2008...     $1.35       $1.11             --
                2007...     $1.00       $1.35             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97             --
                2015...     $1.00       $0.97             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.51       $2.51         43,984
                2015...     $2.29       $2.51         51,769
                2014...     $2.16       $2.29         38,812
                2013...     $1.69       $2.16         60,112
                2012...     $1.39       $1.69         67,759
                2011...     $1.53       $1.39         58,921
                2010...     $1.47       $1.53         58,388
                2009...     $1.03       $1.47         64,980
                2008...     $1.89       $1.03         61,502
                2007...     $1.41       $1.89         48,908

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.78       $1.62        253,993
                2015...     $1.99       $1.78        166,031
                2014...     $2.32       $1.99        155,450
                2013...     $2.07       $2.32        161,412
                2012...     $1.87       $2.07        171,301
                2011...     $2.83       $1.87        158,357
                2010...     $2.31       $2.83        167,119
                2009...     $1.32       $2.31        138,885
                2008...     $2.83       $1.32        133,721
                2007...     $2.26       $2.83         79,477
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.24       $1.44         55,688
                2015...     $1.31       $1.24         70,699
                2014...     $1.24       $1.31         72,202
                2013...     $1.01       $1.24         84,988
                2012...     $0.93       $1.01         94,094
                2011...     $0.98       $0.93         75,426
                2010...     $0.87       $0.98         63,448
                2009...     $0.67       $0.87         55,518
                2008...     $0.95       $0.67         38,836
                2007...     $1.00       $0.95             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.59       $1.62         25,087
                2015...     $1.55       $1.59         17,952
                2014...     $1.46       $1.55         19,143
                2013...     $1.09       $1.46          6,562
                2012...     $0.96       $1.09          7,377
                2011...     $1.04       $0.96          7,402
                2010...     $0.82       $1.04          7,574
                2009...     $0.60       $0.82             --
                2008...     $1.26       $0.60             --
                2007...     $1.00       $1.26             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.98         49,867
                2015...     $1.00       $0.96             --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.59       $0.61         63,438
                2015...     $0.67       $0.59        122,868
                2014...     $0.72       $0.67        121,293
                2013...     $0.74       $0.72         96,006
                2012...     $0.63       $0.74         91,251
                2011...     $0.79       $0.63         78,399
                2010...     $0.68       $0.79        115,581
                2009...     $0.41       $0.68         35,764
                2008...     $1.00       $0.41         15,120
                2007...     $1.00       $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.95       $1.03         73,359
                2015...     $1.00       $0.95         70,967
                2014...     $0.98       $1.00         80,467
                2013...     $0.85       $0.98         81,871
                2012...     $0.76       $0.85         84,915
                2011...     $0.82       $0.76         97,260
                2010...     $0.72       $0.82        101,289
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.04       $1.10         13,007
                2015...     $1.08       $1.04         37,796
                2014...     $1.06       $1.08         38,826
                2013...     $0.97       $1.06         39,845
                2012...     $0.89       $0.97         40,873
                2011...     $0.92       $0.89         42,624
                2010...     $0.84       $0.92         16,404
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.03       $1.06         14,684
                2015...     $1.07       $1.03         13,548
                2014...     $1.06       $1.07         13,708
                2013...     $1.06       $1.06         13,869
                2012...     $1.03       $1.06         55,217
                2011...     $1.02       $1.03         53,408
                2010...     $0.98       $1.02         78,202
                2009...     $0.93       $0.98         79,022
                2008...     $1.01       $0.93         55,033
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $1.00       $1.07             --
                2015...     $1.05       $1.00             --
                2014...     $1.02       $1.05             --
                2013...     $0.90       $1.02             --
                2012...     $0.81       $0.90        452,191
                2011...     $0.86       $0.81        456,740
                2010...     $0.77       $0.86             --
                2009...     $0.63       $0.77             --
                2008...     $1.00       $0.63             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.03       $1.07             --
                2015...     $1.07       $1.03         53,841
                2014...     $1.06       $1.07        152,759
                2013...     $1.01       $1.06        316,207
                2012...     $0.96       $1.01        319,385
                2011...     $0.97       $0.96        322,607
                2010...     $0.90       $0.97        325,845
                2009...     $0.82       $0.90        329,119
                2008...     $1.00       $0.82        361,147
                2007...     $1.00       $0.99         29,053
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.27       $1.36          6,512
                2015...     $1.31       $1.27             --
                2014...     $1.21       $1.31         19,015
                2013...     $0.90       $1.21         19,206
                2012...     $0.83       $0.90             --
                2011...     $0.88       $0.83             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.98       $1.89         18,774
                2015...     $1.97       $1.98         49,496
                2014...     $2.16       $1.97         50,131
                2013...     $1.76       $2.16         40,133
                2012...     $1.48       $1.76          3,583
                2011...     $1.64       $1.48          1,170
                2010...     $1.46       $1.64         21,399
                2009...     $1.07       $1.46          1,127
                2008...     $1.93       $1.07          6,559
                2007...     $1.74       $1.93         11,192
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.34       $1.54          9,576
                2015...     $1.46       $1.34          8,952
                2014...     $1.34       $1.46          8,748
                2013...     $0.97       $1.34             --
                2012...     $0.84       $0.97             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00       $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.97       $0.97        136,710
                2015...     $0.99       $0.97        165,093
                2014...     $1.01       $0.99        181,341
                2013...     $1.03       $1.01        179,068
                2012...     $1.00       $1.03        186,714
                2011...     $1.01       $1.00        151,706
                2010...     $1.00       $1.01          8,794
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.07       $1.07        287,354
                2015...     $1.09       $1.07        391,702
                2014...     $1.07       $1.09        415,440
                2013...     $1.11       $1.07        405,008
                2012...     $1.04       $1.11        355,492
                2011...     $1.03       $1.04        241,415
                2010...     $1.00       $1.03         71,063
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.60       $1.77         25,646
                2015...     $1.68       $1.60         22,576
                2014...     $1.53       $1.68         22,437
                2013...     $1.18       $1.53         24,428
                2012...     $1.01       $1.18         27,500
                2011...     $1.01       $1.01         29,098
                2010...     $0.92       $1.01         31,281
                2009...     $0.73       $0.92         35,950
                2008...     $1.35       $0.73         35,888
                2007...     $1.45       $1.35         31,545
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.51       $1.70          7,296
                2015...     $1.67       $1.51             --
                2014...     $1.55       $1.67             --
                2013...     $1.16       $1.55             --
                2012...     $1.00       $1.16             --
                2011...     $1.07       $1.00             --
                2010...     $0.96       $1.07             --
                2009...     $0.75       $0.96             --
                2008...     $1.26       $0.75             --
                2007...     $1.00       $1.26             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.39       $1.32             --
                2015...     $1.42       $1.39             --
                2014...     $1.55       $1.42             --
                2013...     $1.24       $1.55             --
                2012...     $1.04       $1.24             --
                2011...     $1.28       $1.04             --
                2010...     $1.19       $1.28             --
                2009...     $0.97       $1.19             --
                2008...     $1.78       $0.97             --
                2007...     $1.68       $1.78          2,288
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.83       $1.93             --
                2015...     $1.88       $1.83             --
                2014...     $1.69       $1.88             --
                2013...     $1.27       $1.69             --
                2012...     $1.11       $1.27             --
                2011...     $1.19       $1.11             --
                2010...     $1.02       $1.19             --
                2009...     $0.79       $1.02             --
                2008...     $1.32       $0.79             --
                2007...     $1.00       $1.32             --
               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.69       $1.69             --
                2015...     $1.84       $1.69             --
                2014...     $1.71       $1.84             --
                2013...     $1.22       $1.71             --
                2012...     $1.09       $1.22             --
                2011...     $1.36       $1.09             --
                2010...     $1.15       $1.36         22,076
                2009...     $0.72       $1.15             --
                2008...     $1.16       $0.72             --
                2007...     $1.00       $1.16             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.20       $1.23        635,267
                2015...     $1.23       $1.20        621,566
                2014...     $1.18       $1.23        646,774
                2013...     $1.21       $1.18        672,192
                2012...     $1.16       $1.21        688,392
                2011...     $1.09       $1.16        756,537
                2010...     $1.02       $1.09        759,060
                2009...     $0.90       $1.02        737,050
                2008...     $1.07       $0.90        657,346
                2007...     $1.07       $1.07        505,958
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.13             --
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.88       $0.86        142,724
                2015...     $0.90       $0.88        135,287
                2014...     $0.92       $0.90        192,927
                2013...     $0.94       $0.92        180,684
                2012...     $0.96       $0.94        360,336
                2011...     $0.99       $0.96        360,535
                2010...     $1.01       $0.99        120,013
                2009...     $1.03       $1.01        149,535
                2008...     $0.98       $1.03        170,394
                2007...     $0.98       $1.03        294,351

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.21       $2.59        177,733
                2015...     $2.32       $2.21        175,820
                2014...     $2.17       $2.32        192,121
                2013...     $1.67       $2.17        196,833
                2012...     $1.46       $1.67        192,075
                2011...     $1.52       $1.46        203,262
                2010...     $1.24       $1.52        199,119
                2009...     $0.93       $1.24        202,874
                2008...     $1.49       $0.93        167,401
                2007...     $1.42       $1.49        106,909
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.82       $1.98        147,221
                2015...     $1.84       $1.82        167,265
                2014...     $1.66       $1.84        168,942
                2013...     $1.29       $1.66        170,301
                2012...     $1.14       $1.29        131,573
                2011...     $1.15       $1.14        143,013
                2010...     $1.03       $1.15        144,323
                2009...     $0.83       $1.03        146,683
                2008...     $1.36       $0.83        120,251
                2007...     $1.32       $1.36        108,598
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.33       $1.34        180,432
                2015...     $1.42       $1.33        213,486
                2014...     $1.42       $1.42        213,662
                2013...     $1.46       $1.42        222,826
                2012...     $1.28       $1.46        186,642
                2011...     $1.31       $1.28        191,526
                2010...     $1.18       $1.31        187,699
                2009...     $1.03       $1.18        171,596
                2008...     $1.01       $1.03        108,131
                2007...     $0.94       $1.01         58,648
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02          7,681
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.07       $1.06        516,404
                2015...     $1.06       $1.07        444,057
                2014...     $1.03       $1.06        462,496
                2013...     $1.07       $1.03        457,315
                2012...     $1.06       $1.07        439,886
                2011...     $1.02       $1.06        417,547
                2010...     $0.97       $1.02        435,888
                2009...     $0.92       $0.97        418,423
                2008...     $1.08       $0.92        313,391
                2007...     $1.07       $1.08        384,591
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.39       $2.44        165,830
                2015...     $2.32       $2.39        142,110
                2014...     $1.82       $2.32        157,466
                2013...     $1.84       $1.82        163,851
                2012...     $1.60       $1.84        162,413
                2011...     $1.55       $1.60        169,591
                2010...     $1.23       $1.55        177,584
                2009...     $1.01       $1.23        190,946
                2008...     $1.62       $1.01        141,945
                2007...     $1.96       $1.62        114,970
               SFT IVY/SM /GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.09       $2.06        451,157
                2015...     $2.00       $2.09        475,607
                2014...     $1.80       $2.00        519,863
               SFT IVY/SM /SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.74       $2.07         96,500
                2015...     $1.85       $1.74        141,371
                2014...     $1.74       $1.85        131,877




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.18       $2.24        110,944
                2015...     $2.20       $2.18         85,441
                2014...     $2.01       $2.20         88,110
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.04       $2.21        304,145
                2015...     $2.13       $2.04        361,385
                2014...     $1.99       $2.13        372,156
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.47       $1.69         56,686
                2015...     $1.87       $1.47         39,124
                2014...     $2.09       $1.87         34,562
                2013...     $2.16       $2.09         36,776
                2012...     $1.95       $2.16         33,916
                2011...     $2.37       $1.95         33,701
                2010...     $2.06       $2.37         36,432
                2009...     $1.22       $2.06         18,579
                2008...     $2.64       $1.22         20,059
                2007...     $2.09       $2.64         24,749
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05             --
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.04             --
                2015...     $1.14       $1.01             --
                2014...     $1.15       $1.14             --
                2013...     $1.01       $1.15             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.03       $1.07             --
                2015...     $1.12       $1.03             --
                2014...     $1.11       $1.12             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --



2.25% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03         2,262
                2015...     $1.06       $1.02         2,660
                2014...     $1.04       $1.06         3,133
                2013...     $1.00       $1.04         3,505
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.54       $0.53            --
                2015...     $0.54       $0.54            --
                2014...     $0.59       $0.54            --
                2013...     $0.49       $0.59            --
                2012...     $0.44       $0.49            --
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56            --
                2009...     $0.42       $0.55        35,635
                2008...     $1.00       $0.42            --
                2007...     $1.00       $0.92            --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.65       $1.82             --
                2015...     $1.79       $1.65             --
                2014...     $1.63       $1.79             --
                2013...     $1.23       $1.63             --
                2012...     $1.10       $1.23             --
                2011...     $1.09       $1.10             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.34       $0.85             --
                2007...     $1.00       $1.34             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.10       $1.12        162,600
                2015...     $1.15       $1.10        127,034
                2014...     $1.14       $1.15        134,353
                2013...     $1.28       $1.14        136,510
                2012...     $1.22       $1.28        151,279
                2011...     $1.11       $1.22        174,383
                2010...     $1.08       $1.11        112,286
                2009...     $1.01       $1.08             --
                2008...     $1.05       $1.01             --
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.91       $0.91             --
                2015...     $0.97       $0.91             --
                2014...     $0.98       $0.97             --
                2013...     $1.02       $0.98             --
                2012...     $0.99       $1.02         16,186
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.30       $1.28             --
                2015...     $1.25       $1.30             --
                2014...     $1.25       $1.25             --
                2013...     $0.99       $1.25             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.08       $1.08          4,589
                2015...     $1.10       $1.08          5,286
                2014...     $1.10       $1.10          6,225
                2013...     $0.88       $1.10          6,964
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.40       $1.50             --
                2015...     $1.34       $1.40             --
                2014...     $1.26       $1.34             --
                2013...     $0.99       $1.26             --
                2012...     $0.86       $0.99             --
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.45       $1.58             --
                2015...     $1.46       $1.45             --
                2014...     $1.35       $1.46          2,415
                2013...     $1.03       $1.35          2,908
                2012...     $0.90       $1.03          3,564
                2011...     $1.00       $0.90          4,638
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.94       $0.96             --
                2015...     $1.01       $0.94             --
                2014...     $1.06       $1.01             --
                2013...     $0.89       $1.06             --
                2012...     $0.78       $0.89             --
                2011...     $1.00       $0.78             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.87       $0.89             --
                2015...     $0.91       $0.87             --
                2014...     $1.02       $0.91             --
                2013...     $0.93       $1.02             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.01       $1.00             --
                2015...     $1.02       $1.01             --
                2014...     $0.99       $1.02             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.58       $1.81          2,277
                2015...     $1.68       $1.58         19,904
                2014...     $1.59       $1.68         17,340
                2013...     $1.27       $1.59         18,635
                2012...     $1.11       $1.27         20,551
                2011...     $1.13       $1.11         22,835
                2010...     $1.00       $1.13        139,129
                2009...     $0.79       $1.00        153,927
                2008...     $1.41       $0.79        133,704
                2007...     $1.43       $1.41        145,677
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.51       $2.74          5,085
                2015...     $2.61       $2.51          3,944
                2014...     $2.51       $2.61          4,613
                2013...     $1.89       $2.51          4,774
                2012...     $1.69       $1.89          5,507
                2011...     $1.94       $1.69          5,146
                2010...     $1.54       $1.94          4,305
                2009...     $1.13       $1.54          4,725
                2008...     $1.91       $1.13             --
                2007...     $1.00       $1.91             --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.63       $1.85          7,587
                2015...     $1.76       $1.63          6,698
                2014...     $1.68       $1.76          7,192
                2013...     $1.34       $1.68          7,678
                2012...     $1.20       $1.34          8,555
                2011...     $1.24       $1.20          8,517
                2010...     $1.14       $1.24          7,242
                2009...     $0.92       $1.14          7,100
                2008...     $1.50       $0.92             --
                2007...     $1.00       $1.50             --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.22       $1.55         31,222
                2015...     $1.34       $1.22         32,711
                2014...     $1.37       $1.34         33,723
                2013...     $1.03       $1.37         31,881
                2012...     $0.89       $1.03         33,596
                2011...     $0.94       $0.89         23,018
                2010...     $0.75       $0.94         23,266
                2009...     $0.59       $0.75             --
                2008...     $0.91       $0.59             --
                2007...     $1.00       $0.91             --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.83       $1.86             --
                2015...     $1.92       $1.83             --
                2014...     $1.83       $1.92             --
                2013...     $1.35       $1.83             --
                2012...     $1.25       $1.35             --
                2011...     $1.34       $1.25             --
                2010...     $1.08       $1.34             --
                2009...     $0.77       $1.08          5,725
                2008...     $1.36       $0.77             --
                2007...     $1.00       $1.36             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99             --
                2015...     $1.05       $0.97             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.99       $0.98        104,831
                2015...     $1.02       $0.99         81,782
                2014...     $1.04       $1.02         86,062
                2013...     $1.06       $1.04         86,183
                2012...     $1.05       $1.06         83,298
                2011...     $1.01       $1.05         58,858
                2010...     $1.00       $1.01         55,612
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.23       $1.39             --
                2015...     $1.39       $1.23             --
                2014...     $1.30       $1.39             --
                2013...     $0.99       $1.30             --
                2012...     $0.87       $0.99             --
                2011...     $0.88       $0.87             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.75       $2.00         61,226
                2015...     $1.91       $1.75         45,046
                2014...     $1.79       $1.91         45,621
                2013...     $1.35       $1.79         46,828
                2012...     $1.16       $1.35         48,630
                2011...     $1.21       $1.16         31,863
                2010...     $1.07       $1.21         32,202
                2009...     $0.75       $1.07             --
                2008...     $1.36       $0.75             --
                2007...     $1.43       $1.36         34,682
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.30       $1.46          7,662
                2015...     $1.36       $1.30          7,559
                2014...     $1.28       $1.36         11,085
                2013...     $1.05       $1.28         12,494
                2012...     $0.96       $1.05          2,951
                2011...     $1.00       $0.96          3,779
                2010...     $0.94       $1.00             --
                2009...     $0.72       $0.94             --
                2008...     $1.20       $0.72             --
                2007...     $1.00       $1.20             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.84       $2.15            --
                2015...     $1.95       $1.84            --
                2014...     $1.81       $1.95         3,024
                2013...     $1.39       $1.81         3,516
                2012...     $1.24       $1.39         4,273
                2011...     $1.30       $1.24         5,671
                2010...     $1.18       $1.30            --
                2009...     $0.98       $1.18            --
                2008...     $1.47       $0.98            --
                2007...     $1.00       $1.47            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.21       $1.33        48,037
                2015...     $1.32       $1.21        43,709
                2014...     $1.32       $1.32        45,371
                2013...     $0.98       $1.32        46,013
                2012...     $0.89       $0.98        47,723
                2011...     $0.91       $0.89        36,878
                2010...     $0.73       $0.91        37,311
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.38       $2.26        77,992
                2015...     $2.65       $2.38        69,525
                2014...     $2.86       $2.65        72,145
                2013...     $2.34       $2.86        73,628
                2012...     $2.01       $2.34        77,050
                2011...     $2.21       $2.01        75,480
                2010...     $2.08       $2.21         4,492
                2009...     $1.70       $2.08        19,371
                2008...     $2.35       $1.70            --
                2007...     $1.00       $2.35            --
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.86       $1.85        25,750
                2015...     $1.91       $1.86        24,148
                2014...     $1.81       $1.91        27,495
                2013...     $1.50       $1.81        30,967
                2012...     $1.37       $1.50        28,864
                2011...     $1.36       $1.37        32,318
                2010...     $1.19       $1.36            --
                2009...     $1.07       $1.19            --
                2008...     $1.39       $1.07            --
                2007...     $1.00       $1.39            --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.25       $2.28        75,163
                2015...     $2.31       $2.25        69,015
                2014...     $2.16       $2.31        72,682
                2013...     $1.65       $2.16        73,146
                2012...     $1.43       $1.65        76,211
                2011...     $1.43       $1.43        80,453
                2010...     $1.21       $1.43            --
                2009...     $1.00       $1.21            --
                2008...     $1.57       $1.00            --
                2007...     $1.00       $1.57            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.83       $1.74        75,498
                2015...     $1.81       $1.83        57,582
                2014...     $1.84       $1.81        59,351
                2013...     $1.58       $1.84        59,973
                2012...     $1.37       $1.58        60,188
                2011...     $1.51       $1.37        42,018
                2010...     $1.34       $1.51        42,440
                2009...     $1.08       $1.34            --
                2008...     $1.91       $1.08            --
                2007...     $1.00       $1.91            --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.06         75,018
                2015...     $1.02       $0.93        100,241
                2014...     $1.03       $1.02        101,347
                2013...     $1.00       $1.03             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.78       $1.76         93,122
                2015...     $1.84       $1.78         72,590
                2014...     $1.86       $1.84         73,432
                2013...     $1.52       $1.86         74,658
                2012...     $1.37       $1.52         77,817
                2011...     $1.63       $1.37         58,106
                2010...     $1.46       $1.63         95,742
                2009...     $1.09       $1.46         59,480
                2008...     $1.93       $1.09         51,883
                2007...     $1.80       $1.93         68,591
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.93       $2.14         28,912
                2015...     $2.18       $1.93         19,052
                2014...     $2.27       $2.18         19,931
                2013...     $1.47       $2.27         20,133
                2012...     $1.35       $1.47         20,345
                2011...     $1.48       $1.35         15,364
                2010...     $1.08       $1.48             --
                2009...     $0.78       $1.08             --
                2008...     $1.53       $0.78             --
                2007...     $1.00       $1.53             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.14       $2.22         50,279
                2015...     $2.32       $2.14         46,963
                2014...     $2.20       $2.32         48,004
                2013...     $1.73       $2.20         49,977
                2012...     $1.56       $1.73         53,093
                2011...     $1.61       $1.56         37,091
                2010...     $1.25       $1.61         19,244
                2009...     $0.87       $1.25          8,071
                2008...     $1.40       $0.87             --
                2007...     $1.00       $1.40             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.81       $0.99         17,329
                2015...     $1.07       $0.81         16,470
                2014...     $1.26       $1.07         17,943
                2013...     $1.20       $1.26         18,133
                2012...     $1.20       $1.20         17,239
                2011...     $1.56       $1.20         12,847
                2010...     $1.37       $1.56          7,190
                2009...     $0.81       $1.37         12,051
                2008...     $2.14       $0.81             --
                2007...     $1.00       $2.14             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.04       $1.04             --
                2015...     $1.07       $1.04             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.02       $1.00            --
                2015...     $1.04       $1.02            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $3.01       $2.99        18,205
                2015...     $3.17       $3.01        15,559
                2014...     $3.15       $3.17        15,982
                2013...     $2.06       $3.15        16,302
                2012...     $1.65       $2.06        15,845
                2011...     $1.79       $1.65        16,013
                2010...     $1.62       $1.79            --
                2009...     $1.15       $1.62         8,123
                2008...     $1.78       $1.15            --
                2007...     $1.00       $1.78            --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.92       $2.41        36,458
                2015...     $2.08       $1.92        35,253
                2014...     $1.98       $2.08        35,905
                2013...     $1.52       $1.98        37,572
                2012...     $1.31       $1.52        41,220
                2011...     $1.54       $1.31        44,994
                2010...     $1.24       $1.54        33,642
                2009...     $0.98       $1.24        46,412
                2008...     $1.36       $0.98        42,298
                2007...     $1.45       $1.36        47,542
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.85       $2.01         6,749
                2015...     $1.97       $1.85         7,039
                2014...     $1.82       $1.97         8,290
                2013...     $1.37       $1.82         9,275
                2012...     $1.18       $1.37         5,468
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30            --
                2009...     $0.91       $1.12        11,551
                2008...     $1.40       $0.91            --
                2007...     $1.00       $1.40            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.92       $1.95            --
                2015...     $1.95       $1.92            --
                2014...     $1.84       $1.95            --
                2013...     $1.57       $1.84            --
                2012...     $1.42       $1.57            --
                2011...     $1.43       $1.42            --
                2010...     $1.36       $1.43            --
                2009...     $1.10       $1.36            --
                2008...     $1.35       $1.10            --
                2007...     $1.00       $1.35            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.50       $2.49            --
                2015...     $2.28       $2.50            --
                2014...     $2.15       $2.28         1,361
                2013...     $1.68       $2.15         1,559
                2012...     $1.39       $1.68         7,581
                2011...     $1.53       $1.39         2,446
                2010...     $1.47       $1.53            --
                2009...     $1.03       $1.47            --
                2008...     $1.88       $1.03            --
                2007...     $1.00       $1.88            --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.77       $1.61         3,768
                2015...     $1.98       $1.77        19,181
                2014...     $2.31       $1.98        15,032
                2013...     $2.06       $2.31        14,440
                2012...     $1.87       $2.06        20,796
                2011...     $2.82       $1.87        13,230
                2010...     $2.31       $2.82        19,217
                2009...     $1.32       $2.31        27,702
                2008...     $2.82       $1.32        22,156
                2007...     $2.25       $2.82        21,615
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.23       $1.43        47,837
                2015...     $1.31       $1.23        46,742
                2014...     $1.23       $1.31        47,769
                2013...     $1.00       $1.23        48,612
                2012...     $0.93       $1.00        49,488
                2011...     $0.98       $0.93        30,667
                2010...     $0.87       $0.98        30,994
                2009...     $0.67       $0.87            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.58       $1.61            --
                2015...     $1.54       $1.58            --
                2014...     $1.45       $1.54            --
                2013...     $1.08       $1.45            --
                2012...     $0.95       $1.08            --
                2011...     $1.04       $0.95            --
                2010...     $0.82       $1.04            --
                2009...     $0.59       $0.82            --
                2008...     $1.26       $0.59            --
                2007...     $1.00       $1.26            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.58       $0.61        49,533
                2015...     $0.67       $0.58        46,364
                2014...     $0.72       $0.67        55,589
                2013...     $0.74       $0.72        54,529
                2012...     $0.63       $0.74        52,840
                2011...     $0.79       $0.63        40,745
                2010...     $0.68       $0.79        25,853
                2009...     $0.41       $0.68        15,103
                2008...     $1.00       $0.41            --
                2007...     $1.00       $0.97            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.27       $1.36            --
                2015...     $1.30       $1.27            --
                2014...     $1.21       $1.30            --
                2013...     $0.90       $1.21            --
                2012...     $0.83       $0.90            --
                2011...     $0.88       $0.83            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00       $0.96            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.95       $1.03            --
                2015...     $1.00       $0.95            --
                2014...     $0.97       $1.00            --
                2013...     $0.84       $0.97            --
                2012...     $0.76       $0.84            --
                2011...     $0.81       $0.76            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00       $0.94            --
               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.03       $1.09        77,734
                2015...     $1.08       $1.03        71,305
                2014...     $1.06       $1.08        72,059
                2013...     $0.96       $1.06        91,689
                2012...     $0.89       $0.96        93,749
                2011...     $0.92       $0.89        74,366
                2010...     $0.84       $0.92        75,150
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.03       $1.05         4,654
                2015...     $1.07       $1.03         5,164
                2014...     $1.06       $1.07         6,081
                2013...     $1.06       $1.06         6,882
                2012...     $1.03       $1.06        11,094
                2011...     $1.02       $1.03        96,086
                2010...     $0.97       $1.02        89,319
                2009...     $0.93       $0.97        40,062
                2008...     $1.01       $0.93            --
                2007...     $1.00       $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.99       $1.07            --
                2015...     $1.04       $0.99            --
                2014...     $1.02       $1.04            --
                2013...     $0.89       $1.02            --
                2012...     $0.81       $0.89            --
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $1.00       $0.63            --
                2007...     $1.00       $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.03       $1.07        71,325
                2015...     $1.07       $1.03        65,425
                2014...     $1.06       $1.07        72,087
                2013...     $1.01       $1.06        91,450
                2012...     $0.95       $1.01        93,698
                2011...     $0.97       $0.95        76,539
                2010...     $0.90       $0.97        68,954
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00       $0.99            --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.97       $1.87             --
                2015...     $1.95       $1.97             --
                2014...     $2.15       $1.95             --
                2013...     $1.75       $2.15             --
                2012...     $1.47       $1.75             --
                2011...     $1.63       $1.47             --
                2010...     $1.45       $1.63             --
                2009...     $1.07       $1.45             --
                2008...     $1.92       $1.07             --
                2007...     $1.00       $1.92             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.34       $1.54             --
                2015...     $1.46       $1.34             --
                2014...     $1.33       $1.46          2,473
                2013...     $0.97       $1.33          2,755
                2012...     $0.84       $0.97          3,762
                2011...     $0.88       $0.84          4,946
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00       $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.97       $0.96        213,604
                2015...     $0.99       $0.97        186,196
                2014...     $1.01       $0.99        194,784
                2013...     $1.03       $1.01        197,963
                2012...     $1.00       $1.03        192,314
                2011...     $1.01       $1.00        175,040
                2010...     $1.00       $1.01         56,587
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.06       $1.07        319,757
                2015...     $1.08       $1.06        304,691
                2014...     $1.06       $1.08        320,927
                2013...     $1.11       $1.06        308,185
                2012...     $1.04       $1.11        296,190
                2011...     $1.03       $1.04        226,216
                2010...     $1.00       $1.03        131,273
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.59       $1.76             --
                2015...     $1.67       $1.59             --
                2014...     $1.52       $1.67             --
                2013...     $1.17       $1.52             --
                2012...     $1.01       $1.17             --
                2011...     $1.01       $1.01             --
                2010...     $0.92       $1.01             --
                2009...     $0.73       $0.92             --
                2008...     $1.34       $0.73             --
                2007...     $1.00       $1.34             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.51       $1.69             --
                2015...     $1.67       $1.51             --
                2014...     $1.54       $1.67             --
                2013...     $1.16       $1.54             --
                2012...     $1.00       $1.16             --
                2011...     $1.07       $1.00             --
                2010...     $0.95       $1.07             --
                2009...     $0.75       $0.95             --
                2008...     $1.25       $0.75             --
                2007...     $1.00       $1.25             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.68       $1.68             --
                2015...     $1.83       $1.68             --
                2014...     $1.70       $1.83             --
                2013...     $1.21       $1.70             --
                2012...     $1.09       $1.21             --
                2011...     $1.35       $1.09             --
                2010...     $1.14       $1.35             --
                2009...     $0.71       $1.14             --
                2008...     $1.16       $0.71             --
                2007...     $1.00       $1.16             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.38       $1.31             --
                2015...     $1.41       $1.38             --
                2014...     $1.54       $1.41             --
                2013...     $1.23       $1.54             --
                2012...     $1.03       $1.23             --
                2011...     $1.27       $1.03             --
                2010...     $1.18       $1.27             --
                2009...     $0.79       $1.18             --
                2008...     $1.78       $0.79             --
                2007...     $1.68       $1.78         25,185
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.82       $1.92             --
                2015...     $1.87       $1.82             --
                2014...     $1.68       $1.87             --
                2013...     $1.26       $1.68             --
                2012...     $1.10       $1.26             --
                2011...     $1.19       $1.10             --
                2010...     $1.02       $1.19             --
                2009...     $0.79       $1.02             --
                2008...     $1.31       $0.79             --
                2007...     $1.00       $1.31        180,120
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.19       $1.22         84,706
                2015...     $1.22       $1.19        136,675
                2014...     $1.17       $1.22        137,029
                2013...     $1.21       $1.17        139,189
                2012...     $1.15       $1.21        130,471
                2011...     $1.09       $1.15        113,942
                2010...     $1.02       $1.09        213,107
                2009...     $0.90       $1.02        168,711
                2008...     $1.07       $0.90        188,405
                2007...     $1.07       $1.07        225,144
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.12             --
                2015...     $1.12       $1.06             --
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.88       $0.86          8,902
                2015...     $0.90       $0.88         18,720
                2014...     $0.92       $0.90         18,077
                2013...     $0.94       $0.92         17,633
                2012...     $0.96       $0.94         17,867
                2011...     $0.98       $0.96         14,825
                2010...     $1.00       $0.98         45,577
                2009...     $1.02       $1.00        129,975
                2008...     $1.03       $1.02         45,863
                2007...     $1.00       $1.03         61,196

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.20       $2.58         67,919
                2015...     $2.31       $2.20         61,616
                2014...     $2.16       $2.31         62,630
                2013...     $1.66       $2.16         64,593
                2012...     $1.45       $1.66         68,241
                2011...     $1.52       $1.45         69,204
                2010...     $1.23       $1.52         74,996
                2009...     $0.92       $1.23         46,823
                2008...     $1.49       $0.92         46,135
                2007...     $1.42       $1.49         52,253
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.81       $1.97         26,581
                2015...     $1.83       $1.81         20,719
                2014...     $1.66       $1.83         24,141
                2013...     $1.29       $1.66         25,030
                2012...     $1.14       $1.29         25,972
                2011...     $1.15       $1.14         27,705
                2010...     $1.02       $1.15             --
                2009...     $0.83       $1.02             --
                2008...     $1.36       $0.83             --
                2007...     $1.00       $1.36             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.32       $1.33         73,189
                2015...     $1.41       $1.32         78,872
                2014...     $1.42       $1.41         79,693
                2013...     $1.45       $1.42         81,414
                2012...     $1.28       $1.45         78,969
                2011...     $1.31       $1.28         99,823
                2010...     $1.18       $1.31         70,642
                2009...     $1.02       $1.18         21,897
                2008...     $1.00       $1.02         99,343
                2007...     $0.00       $1.00          6,734
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.07       $1.06         15,775
                2015...     $1.06       $1.07         29,395
                2014...     $1.02       $1.06         30,318
                2013...     $1.07       $1.02         30,973
                2012...     $1.06       $1.07         29,789
                2011...     $1.01       $1.06         27,409
                2010...     $0.97       $1.01         28,945
                2009...     $0.92       $0.97         25,941
                2008...     $1.08       $0.92         12,866
                2007...     $0.00       $1.08          4,807
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.37       $2.42         38,378
                2015...     $2.31       $2.37         29,583
                2014...     $1.81       $2.31         31,818
                2013...     $1.83       $1.81         34,361
                2012...     $1.59       $1.83         29,859
                2011...     $1.54       $1.59         24,885
                2010...     $1.22       $1.54         56,149
                2009...     $1.00       $1.22         25,848
                2008...     $1.61       $1.00         16,831
                2007...     $1.96       $1.61         20,334
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.08       $2.05        167,834
                2015...     $1.99       $2.08        168,680
                2014...     $1.80       $1.99        176,375
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.73       $2.05         37,343
                2015...     $1.84       $1.73         38,809
                2014...     $1.73       $1.84         41,558




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.16       $2.22         10,778
                2015...     $2.19       $2.16          9,148
                2014...     $2.00       $2.19         11,896
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.03       $2.19        182,676
                2015...     $2.12       $2.03        165,070
                2014...     $1.98       $2.12        169,763
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.46       $1.68         16,199
                2015...     $1.86       $1.46         10,917
                2014...     $2.08       $1.86         11,244
                2013...     $2.15       $2.08         11,525
                2012...     $1.94       $2.15         11,646
                2011...     $2.36       $1.94         10,063
                2010...     $2.05       $2.36             --
                2009...     $1.22       $2.05          2,955
                2008...     $2.63       $1.22             --
                2007...     $2.09       $2.63          6,556
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.05             --
                2015...     $1.08       $1.01             --
                2014...     $1.07       $1.08             --
                2013...     $1.01       $1.07         25,652
                2012...     $1.00       $1.01         27,013
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.04          4,521
                2015...     $1.13       $1.01         30,418
                2014...     $1.14       $1.13         33,400
                2013...     $1.01       $1.14         26,012
                2012...     $1.00       $1.01         27,390
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.02       $1.06          4,489
                2015...     $1.12       $1.02          5,225
                2014...     $1.11       $1.12          6,154
                2013...     $1.01       $1.11          6,885
                2012...     $1.00       $1.01          6,957



2.30% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03          --
                2015...     $1.06       $1.02          --
                2014...     $1.04       $1.06          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.54       $0.52          --
                2015...     $0.54       $0.54          --
                2014...     $0.59       $0.54          --
                2013...     $0.49       $0.59          --
                2012...     $0.44       $0.49          --
                2011...     $0.56       $0.44          --
                2010...     $0.55       $0.56          --
                2009...     $0.42       $0.55          --
                2008...     $1.00       $0.42          --
                2007...     $1.00       $0.92          --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.64       $1.81            --
                2015...     $1.78       $1.64            --
                2014...     $1.62       $1.78            --
                2013...     $1.23       $1.62            --
                2012...     $1.10       $1.23            --
                2011...     $1.09       $1.10            --
                2010...     $0.98       $1.09            --
                2009...     $0.85       $0.98            --
                2008...     $1.33       $0.85            --
                2007...     $1.37       $1.33            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.10       $1.12            --
                2015...     $1.15       $1.10            --
                2014...     $1.14       $1.15            --
                2013...     $1.27       $1.14        10,363
                2012...     $1.21       $1.27        25,289
                2011...     $1.11       $1.21         6,948
                2010...     $1.08       $1.11         6,323
                2009...     $1.01       $1.08            --
                2008...     $1.05       $1.01            --
                2007...     $1.00       $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.91       $0.91            --
                2015...     $0.97       $0.91            --
                2014...     $0.97       $0.97            --
                2013...     $1.02       $0.97            --
                2012...     $0.99       $1.02            --
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.30       $1.28            --
                2015...     $1.24       $1.30            --
                2014...     $1.25       $1.24            --
                2013...     $0.99       $1.25            --
                2012...     $0.82       $0.99            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.07       $1.07         1,924
                2015...     $1.10       $1.07            --
                2014...     $1.10       $1.10            --
                2013...     $0.88       $1.10            --
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.40       $1.50            --
                2015...     $1.34       $1.40            --
                2014...     $1.26       $1.34            --
                2013...     $0.99       $1.26            --
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.45       $1.58            --
                2015...     $1.46       $1.45            --
                2014...     $1.35       $1.46            --
                2013...     $1.03       $1.35            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.94       $0.95            --
                2015...     $1.01       $0.94            --
                2014...     $1.06       $1.01            --
                2013...     $0.89       $1.06            --
                2012...     $0.78       $0.89            --
                2011...     $1.00       $0.78            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.86       $0.89             --
                2015...     $0.91       $0.86             --
                2014...     $1.01       $0.91             --
                2013...     $0.93       $1.01             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.01       $1.00             --
                2015...     $1.01       $1.01             --
                2014...     $0.99       $1.01             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.57       $1.80         10,227
                2015...     $1.67       $1.57         11,228
                2014...     $1.58       $1.67         14,313
                2013...     $1.26       $1.58         44,474
                2012...     $1.11       $1.26         69,529
                2011...     $1.12       $1.11         80,978
                2010...     $1.00       $1.12        101,624
                2009...     $0.79       $1.00        103,552
                2008...     $1.41       $0.79        103,588
                2007...     $1.43       $1.41         96,926
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.49       $2.73         13,883
                2015...     $2.59       $2.49          9,978
                2014...     $2.50       $2.59         10,359
                2013...     $1.88       $2.50         10,565
                2012...     $1.68       $1.88         26,474
                2011...     $1.93       $1.68         49,173
                2010...     $1.54       $1.93         51,475
                2009...     $1.13       $1.54         54,410
                2008...     $1.91       $1.13         55,105
                2007...     $1.69       $1.91         55,108
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.62       $1.84             54
                2015...     $1.75       $1.62             43
                2014...     $1.67       $1.75             45
                2013...     $1.33       $1.67             46
                2012...     $1.19       $1.33             48
                2011...     $1.23       $1.19             50
                2010...     $1.13       $1.23          2,562
                2009...     $0.92       $1.13          2,491
                2008...     $1.50       $0.92          2,423
                2007...     $1.48       $1.50          2,448
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.21       $1.54             --
                2015...     $1.34       $1.21             --
                2014...     $1.36       $1.34             --
                2013...     $1.02       $1.36             --
                2012...     $0.88       $1.02             --
                2011...     $0.94       $0.88             --
                2010...     $0.75       $0.94             --
                2009...     $0.59       $0.75             --
                2008...     $0.91       $0.59             --
                2007...     $1.00       $0.91             --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.82       $1.85            --
                2015...     $1.91       $1.82            --
                2014...     $1.82       $1.91            --
                2013...     $1.35       $1.82            --
                2012...     $1.24       $1.35            --
                2011...     $1.34       $1.24            --
                2010...     $1.07       $1.34            --
                2009...     $0.76       $1.07            --
                2008...     $1.36       $0.76            --
                2007...     $1.25       $1.36            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.99            --
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.99       $0.97            --
                2015...     $1.01       $0.99            --
                2014...     $1.04       $1.01            --
                2013...     $1.06       $1.04            --
                2012...     $1.05       $1.06        16,859
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.23       $1.38            --
                2015...     $1.39       $1.23            --
                2014...     $1.30       $1.39            --
                2013...     $0.99       $1.30            --
                2012...     $0.87       $0.99            --
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.74       $1.99            --
                2015...     $1.90       $1.74            --
                2014...     $1.78       $1.90            --
                2013...     $1.34       $1.78            --
                2012...     $1.16       $1.34         7,401
                2011...     $1.21       $1.16            --
                2010...     $1.07       $1.21            --
                2009...     $0.85       $1.07            --
                2008...     $1.36       $0.85            --
                2007...     $1.42       $1.36            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.29       $1.45            --
                2015...     $1.36       $1.29            --
                2014...     $1.28       $1.36            --
                2013...     $1.04       $1.28            --
                2012...     $0.95       $1.04            --
                2011...     $0.99       $0.95            --
                2010...     $0.94       $0.99            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00       $1.20            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.83       $2.14            --
                2015...     $1.94       $1.83            --
                2014...     $1.80       $1.94            --
                2013...     $1.38       $1.80            --
                2012...     $1.24       $1.38            --
                2011...     $1.29       $1.24            --
                2010...     $1.18       $1.29            --
                2009...     $0.97       $1.18            --
                2008...     $1.47       $0.97            --
                2007...     $1.00       $1.47            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.21       $1.32            --
                2015...     $1.31       $1.21            --
                2014...     $1.31       $1.31            --
                2013...     $0.98       $1.31            --
                2012...     $0.88       $0.98            --
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.36       $2.25        10,837
                2015...     $2.64       $2.36        10,136
                2014...     $2.85       $2.64        10,395
                2013...     $2.33       $2.85        10,469
                2012...     $2.00       $2.33        10,894
                2011...     $2.21       $2.00        25,194
                2010...     $2.08       $2.21        24,970
                2009...     $1.70       $2.08        26,847
                2008...     $2.34       $1.70        27,531
                2007...     $1.66       $2.34        34,023
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.85       $1.84         5,343
                2015...     $1.90       $1.85         4,204
                2014...     $1.80       $1.90         4,221
                2013...     $1.49       $1.80            --
                2012...     $1.37       $1.49            --
                2011...     $1.35       $1.37            --
                2010...     $1.18       $1.35         2,605
                2009...     $1.07       $1.18         2,581
                2008...     $1.38       $1.07         2,557
                2007...     $1.25       $1.38         2,949
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.23       $2.26         4,623
                2015...     $2.30       $2.23         2,251
                2014...     $2.15       $2.30            --
                2013...     $1.65       $2.15            --
                2012...     $1.42       $1.65            --
                2011...     $1.43       $1.42            --
                2010...     $1.21       $1.43         3,199
                2009...     $1.00       $1.21         9,463
                2008...     $1.57       $1.00         8,841
                2007...     $1.20       $1.57         8,638
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.82       $1.73            --
                2015...     $1.80       $1.82            --
                2014...     $1.83       $1.80            --
                2013...     $1.57       $1.83         4,707
                2012...     $1.36       $1.57         4,596
                2011...     $1.50       $1.36         4,210
                2010...     $1.34       $1.50         3,510
                2009...     $1.08       $1.34            --
                2008...     $1.91       $1.08            --
                2007...     $1.00       $1.91            --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.06         5,942
                2015...     $1.02       $0.93         3,904
                2014...     $1.03       $1.02         4,473
                2013...     $1.00       $1.03            --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.77       $1.75         8,269
                2015...     $1.83       $1.77         6,607
                2014...     $1.85       $1.83         7,797
                2013...     $1.51       $1.85        19,983
                2012...     $1.37       $1.51        32,228
                2011...     $1.62       $1.37        24,577
                2010...     $1.46       $1.62        39,221
                2009...     $1.09       $1.46        43,875
                2008...     $1.93       $1.09        47,766
                2007...     $1.79       $1.93        44,270
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.92       $2.13            --
                2015...     $2.17       $1.92           676
                2014...     $2.26       $2.17           684
                2013...     $1.47       $2.26           691
                2012...     $1.34       $1.47           699
                2011...     $1.48       $1.34           707
                2010...     $1.07       $1.48           715
                2009...     $0.78       $1.07           723
                2008...     $1.53       $0.78           731
                2007...     $1.47       $1.53           739
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.13       $2.21            --
                2015...     $2.31       $2.13            --
                2014...     $2.19       $2.31            --
                2013...     $1.73       $2.19            --
                2012...     $1.56       $1.73            --
                2011...     $1.60       $1.56            --
                2010...     $1.25       $1.60            --
                2009...     $0.87       $1.25            --
                2008...     $1.39       $0.87            --
                2007...     $1.00       $1.39            --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.81       $0.98         4,016
                2015...     $1.07       $0.81         3,610
                2014...     $1.26       $1.07         5,692
                2013...     $1.19       $1.26         5,287
                2012...     $1.20       $1.19         5,000
                2011...     $1.56       $1.20         4,701
                2010...     $1.36       $1.56         3,891
                2009...     $0.80       $1.36         8,428
                2008...     $2.13       $0.80         8,042
                2007...     $1.52       $2.13         7,123
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03            --
                2015...     $1.07       $1.03            --
                2014...     $1.05       $1.07            --
                2013...     $1.00       $1.05            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.01       $1.00            --
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $2.99       $2.97         1,699
                2015...     $3.15       $2.99         1,268
                2014...     $3.13       $3.15         1,190
                2013...     $2.05       $3.13         1,110
                2012...     $1.64       $2.05         1,346
                2011...     $1.78       $1.64         1,323
                2010...     $1.62       $1.78         1,169
                2009...     $1.15       $1.62           155
                2008...     $1.78       $1.15           164
                2007...     $1.46       $1.78           170
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.90       $2.40         3,664
                2015...     $2.06       $1.90         4,193
                2014...     $1.97       $2.06         4,931
                2013...     $1.51       $1.97        11,988
                2012...     $1.30       $1.51        13,876
                2011...     $1.53       $1.30        15,326
                2010...     $1.24       $1.53        21,364
                2009...     $0.98       $1.24        27,719
                2008...     $1.36       $0.98        28,371
                2007...     $1.45       $1.36        30,703
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.84       $2.00            --
                2015...     $1.96       $1.84            --
                2014...     $1.81       $1.96            --
                2013...     $1.37       $1.81            --
                2012...     $1.18       $1.37            --
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30         1,734
                2009...     $0.90       $1.12         5,014
                2008...     $1.40       $0.90         4,915
                2007...     $1.29       $1.40         4,573
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.90       $1.94         8,533
                2015...     $1.94       $1.90         6,401
                2014...     $1.83       $1.94         3,212
                2013...     $1.57       $1.83         3,060
                2012...     $1.41       $1.57         2,922
                2011...     $1.43       $1.41         2,704
                2010...     $1.35       $1.43         2,333
                2009...     $1.10       $1.35            --
                2008...     $1.34       $1.10            --
                2007...     $1.00       $1.34            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.48       $2.47         8,975
                2015...     $2.27       $2.48         7,446
                2014...     $2.14       $2.27         5,853
                2013...     $1.67       $2.14           742
                2012...     $1.38       $1.67           750
                2011...     $1.52       $1.38           758
                2010...     $1.46       $1.52           767
                2009...     $1.02       $1.46           775
                2008...     $1.88       $1.02           784
                2007...     $0.00       $1.88           792

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.76       $1.60         3,145
                2015...     $1.97       $1.76         2,833
                2014...     $2.29       $1.97         4,302
                2013...     $2.05       $2.29         9,913
                2012...     $1.86       $2.05        10,783
                2011...     $2.81       $1.86         9,165
                2010...     $2.30       $2.81        10,934
                2009...     $1.31       $2.30        14,320
                2008...     $2.81       $1.31        17,282
                2007...     $2.25       $2.81        15,066
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.23       $1.42            --
                2015...     $1.30       $1.23            --
                2014...     $1.23       $1.30            --
                2013...     $1.00       $1.23            --
                2012...     $0.92       $1.00            --
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.67       $0.86            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.57       $1.60            --
                2015...     $1.53       $1.57            --
                2014...     $1.45       $1.53            --
                2013...     $1.08       $1.45            --
                2012...     $0.95       $1.08            --
                2011...     $1.03       $0.95            --
                2010...     $0.82       $1.03            --
                2009...     $0.59       $0.82            --
                2008...     $1.25       $0.59            --
                2007...     $1.00       $1.25            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.58       $0.61            --
                2015...     $0.67       $0.58            --
                2014...     $0.71       $0.67            --
                2013...     $0.74       $0.71            --
                2012...     $0.63       $0.74            --
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $0.97       $0.41            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.94       $1.02            --
                2015...     $0.99       $0.94            --
                2014...     $0.97       $0.99            --
                2013...     $0.84       $0.97            --
                2012...     $0.75       $0.84            --
                2011...     $0.81       $0.75            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.03       $1.09            --
                2015...     $1.07       $1.03            --
                2014...     $1.05       $1.07            --
                2013...     $0.96       $1.05            --
                2012...     $0.89       $0.96            --
                2011...     $0.92       $0.89            --
                2010...     $0.83       $0.92            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.03       $1.05            --
                2015...     $1.06       $1.03        16,477
                2014...     $1.06       $1.06        16,686
                2013...     $1.06       $1.06        16,897
                2012...     $1.03       $1.06        17,111
                2011...     $1.02       $1.03        17,328
                2010...     $0.97       $1.02        17,547
                2009...     $0.93       $0.97        17,769
                2008...     $1.01       $0.93        17,996
                2007...     $1.00       $1.01            --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.99       $1.06            --
                2015...     $1.04       $0.99            --
                2014...     $1.02       $1.04            --
                2013...     $0.89       $1.02            --
                2012...     $0.81       $0.89            --
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $1.00       $0.63            --
                2007...     $1.00       $0.95            --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.02       $1.06            --
                2015...     $1.06       $1.02            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --
                2012...     $0.95       $1.00            --
                2011...     $0.96       $0.95            --
                2010...     $0.90       $0.96            --
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00       $0.99            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.26       $1.35            --
                2015...     $1.30       $1.26            --
                2014...     $1.21       $1.30            --
                2013...     $0.90       $1.21            --
                2012...     $0.83       $0.90            --
                2011...     $0.88       $0.83            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00       $0.96            --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.96       $1.86            --
                2015...     $1.94       $1.96            --
                2014...     $2.14       $1.94            --
                2013...     $1.74       $2.14            --
                2012...     $1.47       $1.74            --
                2011...     $1.62       $1.47            --
                2010...     $1.45       $1.62         2,049
                2009...     $1.07       $1.45         5,988
                2008...     $1.92       $1.07         6,350
                2007...     $1.74       $1.92         5,295
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.33       $1.53            --
                2015...     $1.45       $1.33            --
                2014...     $1.33       $1.45            --
                2013...     $0.97       $1.33            --
                2012...     $0.84       $0.97            --
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00       $0.90            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.04            --
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.97       $0.96            --
                2015...     $0.99       $0.97            --
                2014...     $1.00       $0.99         4,132
                2013...     $1.03       $1.00            --
                2012...     $1.00       $1.03        17,637
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.06       $1.06            --
                2015...     $1.08       $1.06            --
                2014...     $1.06       $1.08         7,604
                2013...     $1.11       $1.06            --
                2012...     $1.04       $1.11        22,853
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.58       $1.75            --
                2015...     $1.66       $1.58            --
                2014...     $1.51       $1.66            --
                2013...     $1.17       $1.51            --
                2012...     $1.00       $1.17        10,203
                2011...     $1.01       $1.00        10,316
                2010...     $0.91       $1.01        10,430
                2009...     $0.72       $0.91        10,545
                2008...     $1.34       $0.72        10,662
                2007...     $1.44       $1.34        10,780
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.50       $1.68            --
                2015...     $1.66       $1.50            --
                2014...     $1.53       $1.66            --
                2013...     $1.15       $1.53            --
                2012...     $0.99       $1.15            --
                2011...     $1.06       $0.99            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.00       $1.25            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.67       $1.67             --
                2015...     $1.82       $1.67             --
                2014...     $1.69       $1.82             --
                2013...     $1.21       $1.69             --
                2012...     $1.08       $1.21             --
                2011...     $1.35       $1.08             --
                2010...     $1.14       $1.35             --
                2009...     $0.71       $1.14             --
                2008...     $1.16       $0.71             --
                2007...     $1.12       $1.16             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.37       $1.31          1,649
                2015...     $1.40       $1.37          1,250
                2014...     $1.54       $1.40          1,265
                2013...     $1.23       $1.54          1,280
                2012...     $1.03       $1.23          9,569
                2011...     $1.27       $1.03          9,490
                2010...     $1.18       $1.27          9,572
                2009...     $0.97       $1.18          9,822
                2008...     $1.77       $0.97          9,738
                2007...     $1.67       $1.77         10,193
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.81       $1.90             --
                2015...     $1.85       $1.81             --
                2014...     $1.67       $1.85             --
                2013...     $1.25       $1.67             --
                2012...     $1.10       $1.25             --
                2011...     $1.18       $1.10             --
                2010...     $1.01       $1.18             --
                2009...     $0.79       $1.01             --
                2008...     $1.31       $0.79             --
                2007...     $1.00       $1.31             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.19       $1.21          8,220
                2015...     $1.21       $1.19         16,796
                2014...     $1.17       $1.21         20,292
                2013...     $1.20       $1.17         50,332
                2012...     $1.15       $1.20         74,439
                2011...     $1.09       $1.15         69,495
                2010...     $1.01       $1.09         95,891
                2009...     $0.90       $1.01         97,161
                2008...     $1.06       $0.90        110,662
                2007...     $1.06       $1.06        130,801
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.06       $1.12          8,998
                2015...     $1.12       $1.06          8,291
                2014...     $1.06       $1.12          7,870
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.87       $0.85          3,088
                2015...     $0.89       $0.87          2,740
                2014...     $0.91       $0.89          3,594
                2013...     $0.93       $0.91          7,924
                2012...     $0.96       $0.93         28,352
                2011...     $0.98       $0.96        212,677
                2010...     $1.00       $0.98         28,925
                2009...     $1.02       $1.00         27,636
                2008...     $1.02       $1.02         34,372
                2007...     $1.00       $1.02         43,574

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.18       $2.56         3,124
                2015...     $2.29       $2.18         2,933
                2014...     $2.15       $2.29         3,678
                2013...     $1.66       $2.15         9,943
                2012...     $1.44       $1.66        16,341
                2011...     $1.51       $1.44        15,645
                2010...     $1.23       $1.51        24,687
                2009...     $0.92       $1.23        27,059
                2008...     $1.49       $0.92        27,579
                2007...     $1.42       $1.49        28,538
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.80       $1.96            --
                2015...     $1.82       $1.80            --
                2014...     $1.65       $1.82            --
                2013...     $1.28       $1.65            --
                2012...     $1.13       $1.28            --
                2011...     $1.14       $1.13            --
                2010...     $1.02       $1.14            --
                2009...     $0.83       $1.02            --
                2008...     $1.35       $0.83            --
                2007...     $1.00       $1.35            --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.31       $1.32         7,352
                2015...     $1.40       $1.31         8,383
                2014...     $1.41       $1.40         8,902
                2013...     $1.45       $1.41         9,126
                2012...     $1.27       $1.45        15,186
                2011...     $1.31       $1.27         8,529
                2010...     $1.17       $1.31         2,543
                2009...     $1.02       $1.17         2,571
                2008...     $1.00       $1.02         2,599
                2007...     $0.94       $1.00         2,628
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02            --
                2015...     $1.00       $1.00            --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.06       $1.05            --
                2015...     $1.05       $1.06            --
                2014...     $1.02       $1.05            --
                2013...     $1.06       $1.02         8,239
                2012...     $1.05       $1.06         6,723
                2011...     $1.01       $1.05         5,594
                2010...     $0.97       $1.01         8,225
                2009...     $0.91       $0.97         3,015
                2008...     $1.08       $0.91         3,516
                2007...     $1.07       $1.08         4,296
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.36       $2.41         9,976
                2015...     $2.30       $2.36         7,099
                2014...     $1.80       $2.30         7,483
                2013...     $1.82       $1.80        10,560
                2012...     $1.58       $1.82        24,911
                2011...     $1.54       $1.58        25,047
                2010...     $1.22       $1.54        30,552
                2009...     $1.00       $1.22        35,896
                2008...     $1.61       $1.00        32,996
                2007...     $1.96       $1.61        33,317
               SFT IVY/SM /GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.06       $2.04        10,702
                2015...     $1.98       $2.06        11,391
                2014...     $1.79       $1.98        14,522
               SFT IVY/SM /SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.72       $2.04         1,036
                2015...     $1.83       $1.72         1,221
                2014...     $1.72       $1.83         1,671




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.15       $2.21        24,504
                2015...     $2.18       $2.15        19,299
                2014...     $1.99       $2.18        16,983
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.02       $2.18         5,192
                2015...     $2.10       $2.02         3,710
                2014...     $1.97       $2.10         3,752
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.46       $1.67         5,831
                2015...     $1.85       $1.46         4,640
                2014...     $2.07       $1.85         4,322
                2013...     $2.14       $2.07         5,683
                2012...     $1.93       $2.14         5,433
                2011...     $2.35       $1.93         5,413
                2010...     $2.05       $2.35         6,399
                2009...     $1.21       $2.05         8,318
                2008...     $2.62       $1.21         9,966
                2007...     $2.09       $2.62         7,820
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.04            --
                2015...     $1.08       $1.00            --
                2014...     $1.07       $1.08            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98            --
                2015...     $1.03       $0.95            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.01       $1.04            --
                2015...     $1.13       $1.01            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.02       $1.06            --
                2015...     $1.12       $1.02            --
                2014...     $1.11       $1.12            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --



2.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03          4,695
                2015...     $1.06       $1.02         13,567
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.54       $0.52         45,656
                2015...     $0.54       $0.54         42,537
                2014...     $0.59       $0.54        135,828
                2013...     $0.49       $0.59        137,750
                2012...     $0.44       $0.49        142,825
                2011...     $0.56       $0.44        134,794
                2010...     $0.55       $0.56        132,917
                2009...     $0.42       $0.55        132,017
                2008...     $1.00       $0.42          8,707
                2007...     $1.00       $0.92             --

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.63       $1.80         51,432
                2015...     $1.77       $1.63         39,528
                2014...     $1.61       $1.77             --
                2013...     $1.22       $1.61             --
                2012...     $1.09       $1.22             --
                2011...     $1.09       $1.09             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.33       $0.85             --
                2007...     $1.37       $1.33             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.09       $1.11         80,666
                2015...     $1.15       $1.09         87,675
                2014...     $1.14       $1.15         89,408
                2013...     $1.27       $1.14         93,288
                2012...     $1.21       $1.27        131,078
                2011...     $1.11       $1.21         90,389
                2010...     $1.08       $1.11         78,070
                2009...     $1.00       $1.08         32,153
                2008...     $1.05       $1.00             --
                2007...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.90       $0.91             --
                2015...     $0.96       $0.90          5,514
                2014...     $0.97       $0.96          2,723
                2013...     $1.02       $0.97          3,059
                2012...     $0.99       $1.02          3,807
                2011...     $1.00       $0.99          3,854
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.30       $1.28             --
                2015...     $1.24       $1.30             --
                2014...     $1.24       $1.24             --
                2013...     $0.99       $1.24             --
                2012...     $0.82       $0.99             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.07       $1.07             --
                2015...     $1.09       $1.07          3,278
                2014...     $1.10       $1.09             --
                2013...     $0.88       $1.10             --
                2012...     $0.76       $0.88             --
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.39       $1.49         10,569
                2015...     $1.34       $1.39         11,986
                2014...     $1.26       $1.34         10,018
                2013...     $0.99       $1.26         10,507
                2012...     $0.86       $0.99          8,319
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.44       $1.57            631
                2015...     $1.46       $1.44          3,609
                2014...     $1.35       $1.46          2,126
                2013...     $1.03       $1.35          2,153
                2012...     $0.90       $1.03             --
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.94       $0.95          4,741
                2015...     $1.01       $0.94         35,816
                2014...     $1.06       $1.01         44,637
                2013...     $0.89       $1.06         45,153
                2012...     $0.77       $0.89             --
                2011...     $1.00       $0.77             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.86       $0.89         92,689
                2015...     $0.91       $0.86        100,250
                2014...     $1.01       $0.91             --
                2013...     $0.93       $1.01             --
                2012...     $0.81       $0.93             --
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.01       $0.99             --
                2015...     $1.01       $1.01             --
                2014...     $0.99       $1.01             --
                2013...     $1.04       $0.99             --
                2012...     $1.05       $1.04             --
                2011...     $1.00       $1.05             --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.98             --
                2015...     $1.00       $0.95             --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.56       $1.79        101,258
                2015...     $1.67       $1.56         83,479
                2014...     $1.57       $1.67        131,000
                2013...     $1.26       $1.57        138,350
                2012...     $1.10       $1.26         86,855
                2011...     $1.12       $1.10         96,298
                2010...     $1.00       $1.12        103,165
                2009...     $0.79       $1.00        106,746
                2008...     $1.41       $0.79         87,171
                2007...     $1.42       $1.41          8,224
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.48       $2.71             --
                2015...     $2.58       $2.48          4,565
                2014...     $2.49       $2.58          6,152
                2013...     $1.88       $2.49          6,224
                2012...     $1.68       $1.88          6,296
                2011...     $1.93       $1.68          6,369
                2010...     $1.53       $1.93         17,361
                2009...     $1.12       $1.53         17,653
                2008...     $1.90       $1.12         17,046
                2007...     $0.00       $1.90         10,578
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.61       $1.83             --
                2015...     $1.74       $1.61             --
                2014...     $1.66       $1.74         38,728
                2013...     $1.32       $1.66         39,175
                2012...     $1.19       $1.32         39,628
                2011...     $1.23       $1.19         40,088
                2010...     $1.13       $1.23         40,550
                2009...     $0.92       $1.13         41,019
                2008...     $1.49       $0.92             --
                2007...     $1.00       $1.49          4,501
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.21       $1.53         27,103
                2015...     $1.33       $1.21         30,574
                2014...     $1.36       $1.33         53,209
                2013...     $1.02       $1.36         59,718
                2012...     $0.88       $1.02         59,482
                2011...     $0.94       $0.88         67,595
                2010...     $0.75       $0.94         99,174
                2009...     $0.59       $0.75         76,170
                2008...     $0.91       $0.59         18,889
                2007...     $1.00       $0.91             --

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.81       $1.84           901
                2015...     $1.90       $1.81           645
                2014...     $1.81       $1.90        26,050
                2013...     $1.34       $1.81        26,352
                2012...     $1.24       $1.34        32,515
                2011...     $1.33       $1.24        32,896
                2010...     $1.07       $1.33        33,844
                2009...     $0.76       $1.07        34,241
                2008...     $1.36       $0.76            --
                2007...     $0.00       $1.36         2,608
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.97       $0.98            --
                2015...     $1.05       $0.97            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.98       $0.97            --
                2015...     $1.01       $0.98           722
                2014...     $1.04       $1.01            --
                2013...     $1.06       $1.04         3,154
                2012...     $1.05       $1.06        41,170
                2011...     $1.01       $1.05        41,647
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.22       $1.38        16,216
                2015...     $1.38       $1.22        69,008
                2014...     $1.29       $1.38            --
                2013...     $0.99       $1.29            --
                2012...     $0.86       $0.99            --
                2011...     $0.88       $0.86            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.73       $1.98         3,130
                2015...     $1.89       $1.73         4,245
                2014...     $1.77       $1.89           754
                2013...     $1.34       $1.77         2,584
                2012...     $1.15       $1.34        19,825
                2011...     $1.20       $1.15        20,114
                2010...     $1.07       $1.20         1,150
                2009...     $0.85       $1.07         1,139
                2008...     $1.35       $0.85         1,073
                2007...     $0.00       $1.35         1,117
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.28       $1.44            --
                2015...     $1.35       $1.28            --
                2014...     $1.27       $1.35            --
                2013...     $1.04       $1.27            --
                2012...     $0.95       $1.04            --
                2011...     $0.99       $0.95            --
                2010...     $0.94       $0.99            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00       $1.20            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.82       $2.12         11,762
                2015...     $1.93       $1.82         11,447
                2014...     $1.80       $1.93             --
                2013...     $1.37       $1.80             --
                2012...     $1.23       $1.37             --
                2011...     $1.29       $1.23             --
                2010...     $1.18       $1.29          6,485
                2009...     $0.97       $1.18          6,565
                2008...     $1.47       $0.97             --
                2007...     $1.00       $1.47             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.20       $1.31         60,806
                2015...     $1.31       $1.20         62,361
                2014...     $1.31       $1.31         42,551
                2013...     $0.98       $1.31         51,253
                2012...     $0.88       $0.98         56,670
                2011...     $0.91       $0.88         68,099
                2010...     $0.73       $0.91         87,365
                2009...     $0.62       $0.73         61,644
                2008...     $0.92       $0.62         27,519
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.35       $2.23        130,637
                2015...     $2.62       $2.35        147,390
                2014...     $2.83       $2.62        208,463
                2013...     $2.32       $2.83        210,961
                2012...     $1.99       $2.32        231,509
                2011...     $2.20       $1.99        211,438
                2010...     $2.07       $2.20        223,623
                2009...     $1.69       $2.07        191,304
                2008...     $2.34       $1.69        101,650
                2007...     $0.00       $2.34          2,673
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.84       $1.83         20,439
                2015...     $1.89       $1.84         90,311
                2014...     $1.79       $1.89         67,584
                2013...     $1.49       $1.79         70,617
                2012...     $1.36       $1.49         76,017
                2011...     $1.35       $1.36         19,231
                2010...     $1.18       $1.35             --
                2009...     $1.07       $1.18             --
                2008...     $1.38       $1.07             --
                2007...     $1.00       $1.38             --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.22       $2.25             --
                2015...     $2.29       $2.22          1,503
                2014...     $2.14       $2.29             --
                2013...     $1.64       $2.14             --
                2012...     $1.41       $1.64             --
                2011...     $1.42       $1.41             --
                2010...     $1.21       $1.42             --
                2009...     $1.00       $1.21             --
                2008...     $1.56       $1.00             --
                2007...     $1.00       $1.56             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.81       $1.72             --
                2015...     $1.79       $1.81             --
                2014...     $1.82       $1.79         23,531
                2013...     $1.56       $1.82         23,803
                2012...     $1.35       $1.56         42,952
                2011...     $1.50       $1.35         43,438
                2010...     $1.33       $1.50         26,616
                2009...     $1.08       $1.33         26,895
                2008...     $1.91       $1.08          1,980
                2007...     $0.00       $1.91          1,745

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.06         91,333
                2015...     $1.02       $0.93        115,493
                2014...     $1.03       $1.02         85,954
                2013...     $1.00       $1.03          1,069
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.76       $1.74        101,055
                2015...     $1.82       $1.76         83,855
                2014...     $1.84       $1.82         92,342
                2013...     $1.51       $1.84        100,435
                2012...     $1.36       $1.51         87,634
                2011...     $1.62       $1.36         93,287
                2010...     $1.45       $1.62        105,446
                2009...     $1.08       $1.45         65,782
                2008...     $1.92       $1.08         37,522
                2007...     $1.79       $1.92          9,845
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.91       $2.12          9,518
                2015...     $2.15       $1.91          6,113
                2014...     $2.24       $2.15          9,974
                2013...     $1.46       $2.24          9,699
                2012...     $1.34       $1.46         10,927
                2011...     $1.47       $1.34         10,426
                2010...     $1.07       $1.47         10,734
                2009...     $0.78       $1.07         11,384
                2008...     $1.53       $0.78          3,061
                2007...     $1.00       $1.53             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.12       $2.19         13,102
                2015...     $2.30       $2.12         16,504
                2014...     $2.18       $2.30         15,835
                2013...     $1.72       $2.18         18,246
                2012...     $1.55       $1.72         17,306
                2011...     $1.60       $1.55          7,011
                2010...     $1.24       $1.60             --
                2009...     $0.87       $1.24             --
                2008...     $1.39       $0.87             --
                2007...     $1.00       $1.39             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.81       $0.97         72,245
                2015...     $1.06       $0.81         87,597
                2014...     $1.25       $1.06         85,980
                2013...     $1.19       $1.25         86,902
                2012...     $1.19       $1.19         87,513
                2011...     $1.56       $1.19         89,340
                2010...     $1.36       $1.56         70,532
                2009...     $0.80       $1.36         63,217
                2008...     $2.13       $0.80          4,667
                2007...     $0.00       $2.13          1,722
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.07       $1.03             --
                2014...     $1.05       $1.07             --
                2013...     $1.00       $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.01       $1.00            --
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $2.97       $2.95        20,511
                2015...     $3.13       $2.97        23,748
                2014...     $3.11       $3.13        19,381
                2013...     $2.04       $3.11        20,291
                2012...     $1.63       $2.04        23,894
                2011...     $1.77       $1.63        18,920
                2010...     $1.61       $1.77        17,483
                2009...     $1.15       $1.61        18,768
                2008...     $1.78       $1.15        15,535
                2007...     $0.00       $1.78         9,148
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.89       $2.38        15,547
                2015...     $2.05       $1.89        17,682
                2014...     $1.96       $2.05        19,623
                2013...     $1.50       $1.96        20,657
                2012...     $1.30       $1.50        23,426
                2011...     $1.52       $1.30        24,201
                2010...     $1.23       $1.52        29,856
                2009...     $0.98       $1.23        32,301
                2008...     $1.36       $0.98        34,342
                2007...     $1.45       $1.36        13,174
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.83       $1.99           370
                2015...     $1.95       $1.83        12,104
                2014...     $1.80       $1.95         1,120
                2013...     $1.36       $1.80         1,135
                2012...     $1.17       $1.36            --
                2011...     $1.29       $1.17            --
                2010...     $1.12       $1.29            --
                2009...     $0.90       $1.12            --
                2008...     $1.40       $0.90            --
                2007...     $1.00       $1.40            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.89       $1.93            --
                2015...     $1.93       $1.89            --
                2014...     $1.82       $1.93            --
                2013...     $1.56       $1.82            --
                2012...     $1.41       $1.56         6,117
                2011...     $1.42       $1.41         6,192
                2010...     $1.35       $1.42            --
                2009...     $1.10       $1.35            --
                2008...     $1.34       $1.10            --
                2007...     $1.00       $1.34            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97         3,071
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.47       $2.46        12,598
                2015...     $2.26       $2.47        12,281
                2014...     $2.13       $2.26        44,475
                2013...     $1.67       $2.13        46,118
                2012...     $1.38       $1.67        48,019
                2011...     $1.51       $1.38        47,415
                2010...     $1.46       $1.51        58,665
                2009...     $1.02       $1.46        62,519
                2008...     $1.88       $1.02        50,341
                2007...     $0.00       $1.88        12,465

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.75       $1.59         53,018
                2015...     $1.96       $1.75         40,233
                2014...     $2.28       $1.96         50,979
                2013...     $2.05       $2.28         54,543
                2012...     $1.85       $2.05         54,349
                2011...     $2.80       $1.85         58,214
                2010...     $2.29       $2.80         80,648
                2009...     $1.31       $2.29         66,947
                2008...     $2.81       $1.31         37,728
                2007...     $0.00       $2.81          9,026
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.22       $1.42         22,574
                2015...     $1.30       $1.22         26,927
                2014...     $1.23       $1.30         28,459
                2013...     $1.00       $1.23         34,263
                2012...     $0.92       $1.00         31,224
                2011...     $0.97       $0.92         36,293
                2010...     $0.86       $0.97         52,118
                2009...     $0.67       $0.86         30,438
                2008...     $0.94       $0.67         13,405
                2007...     $1.00       $0.94             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.56       $1.59             --
                2015...     $1.53       $1.56             --
                2014...     $1.44       $1.53             --
                2013...     $1.07       $1.44             --
                2012...     $0.94       $1.07             --
                2011...     $1.03       $0.94             --
                2010...     $0.82       $1.03             --
                2009...     $0.59       $0.82             --
                2008...     $1.25       $0.59             --
                2007...     $1.00       $1.25             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97         26,924
                2015...     $1.00       $0.96         32,756
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.58       $0.60         29,811
                2015...     $0.66       $0.58         33,287
                2014...     $0.71       $0.66         54,302
                2013...     $0.74       $0.71         59,805
                2012...     $0.63       $0.74         73,325
                2011...     $0.79       $0.63         98,014
                2010...     $0.68       $0.79        100,514
                2009...     $0.41       $0.68         78,169
                2008...     $1.00       $0.41         23,458
                2007...     $1.00       $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.94       $1.02         82,368
                2015...     $0.99       $0.94        208,608
                2014...     $0.97       $0.99        213,948
                2013...     $0.84       $0.97        219,991
                2012...     $0.75       $0.84        219,414
                2011...     $0.81       $0.75        220,693
                2010...     $0.72       $0.81        580,358
                2009...     $0.58       $0.72        439,739
                2008...     $1.00       $0.58         52,819
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.02       $1.08          46,434
                2015...     $1.07       $1.02         215,338
                2014...     $1.05       $1.07         193,382
                2013...     $0.96       $1.05         194,789
                2012...     $0.89       $0.96         192,636
                2011...     $0.92       $0.89         100,459
                2010...     $0.83       $0.92         123,084
                2009...     $0.72       $0.83         119,484
                2008...     $0.97       $0.72          36,899
                2007...     $1.00       $0.97              --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.02       $1.04         120,889
                2015...     $1.06       $1.02         133,522
                2014...     $1.05       $1.06         136,781
                2013...     $1.05       $1.05         137,702
                2012...     $1.02       $1.05         137,292
                2011...     $1.02       $1.02         138,531
                2010...     $0.97       $1.02         141,891
                2009...     $0.93       $0.97         139,443
                2008...     $1.01       $0.93           8,633
                2007...     $1.00       $1.01              --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.99       $1.06         210,436
                2015...     $1.03       $0.99         196,985
                2014...     $1.01       $1.03         190,805
                2013...     $0.89       $1.01         196,146
                2012...     $0.81       $0.89         274,808
                2011...     $0.86       $0.81         403,204
                2010...     $0.77       $0.86         445,164
                2009...     $0.63       $0.77         520,587
                2008...     $1.00       $0.63         360,905
                2007...     $1.00       $0.95              --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT (A)(AZ):
                2016...     $1.02       $1.06         235,365
                2015...     $1.06       $1.02         226,957
                2014...     $1.05       $1.06         255,950
                2013...     $1.00       $1.05         259,329
                2012...     $0.95       $1.00         260,990
                2011...     $0.96       $0.95         943,004
                2010...     $0.90       $0.96       1,005,869
                2009...     $0.82       $0.90       1,008,975
                2008...     $1.00       $0.82         199,215
                2007...     $1.00       $0.99              --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.26       $1.34          18,411
                2015...     $1.29       $1.26          21,013
                2014...     $1.20       $1.29          23,771
                2013...     $0.90       $1.20          27,115
                2012...     $0.83       $0.90          31,960
                2011...     $0.88       $0.83          36,655
                2010...     $0.73       $0.88          43,014
                2009...     $0.57       $0.73          49,934
                2008...     $0.96       $0.57          46,744
                2007...     $1.00       $0.96              --

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.95       $1.85          2,500
                2015...     $1.93       $1.95          8,694
                2014...     $2.13       $1.93          1,884
                2013...     $1.74       $2.13          2,116
                2012...     $1.46       $1.74          2,627
                2011...     $1.62       $1.46          2,658
                2010...     $1.45       $1.62             --
                2009...     $1.06       $1.45             --
                2008...     $1.91       $1.06             --
                2007...     $1.73       $1.91            861
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.33       $1.52         33,651
                2015...     $1.45       $1.33         30,691
                2014...     $1.33       $1.45             --
                2013...     $0.96       $1.33             --
                2012...     $0.84       $0.96             --
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00       $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.04             --
                2015...     $1.07       $0.99             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.97       $0.96         55,431
                2015...     $0.99       $0.97         85,421
                2014...     $1.00       $0.99         56,311
                2013...     $1.03       $1.00         60,630
                2012...     $1.00       $1.03         72,894
                2011...     $1.01       $1.00         58,638
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.06       $1.06        133,867
                2015...     $1.08       $1.06        133,952
                2014...     $1.06       $1.08        131,027
                2013...     $1.11       $1.06        139,753
                2012...     $1.04       $1.11        101,271
                2011...     $1.03       $1.04         93,660
                2010...     $1.00       $1.03             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.57       $1.74             --
                2015...     $1.66       $1.57             --
                2014...     $1.50       $1.66             --
                2013...     $1.16       $1.50             --
                2012...     $1.00       $1.16             --
                2011...     $1.00       $1.00             --
                2010...     $0.91       $1.00             --
                2009...     $0.72       $0.91             --
                2008...     $1.34       $0.72             --
                2007...     $1.00       $1.34             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.49       $1.67             --
                2015...     $1.65       $1.49          1,176
                2014...     $1.52       $1.65             --
                2013...     $1.15       $1.52             --
                2012...     $0.99       $1.15             --
                2011...     $1.06       $0.99             --
                2010...     $0.95       $1.06             --
                2009...     $0.75       $0.95             --
                2008...     $1.25       $0.75             --
                2007...     $1.00       $1.25             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.66       $1.66             --
                2015...     $1.81       $1.66             --
                2014...     $1.69       $1.81             --
                2013...     $1.20       $1.69             --
                2012...     $1.08       $1.20             --
                2011...     $1.34       $1.08             --
                2010...     $1.14       $1.34             --
                2009...     $0.71       $1.14             --
                2008...     $1.15       $0.71             --
                2007...     $1.12       $1.15             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.36       $1.30             --
                2015...     $1.39       $1.36          1,316
                2014...     $1.53       $1.39          1,255
                2013...     $1.22       $1.53          1,293
                2012...     $1.03       $1.22          1,338
                2011...     $1.26       $1.03          1,181
                2010...     $1.18       $1.26          1,505
                2009...     $0.97       $1.18          7,890
                2008...     $1.77       $0.97         11,123
                2007...     $0.00       $1.77          6,521
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.80       $1.89             --
                2015...     $1.84       $1.80             --
                2014...     $1.66       $1.84             --
                2013...     $1.25       $1.66          3,777
                2012...     $1.09       $1.25          6,744
                2011...     $1.18       $1.09          6,827
                2010...     $1.01       $1.18             --
                2009...     $0.78       $1.01             --
                2008...     $1.31       $0.78             --
                2007...     $1.00       $1.31             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.18       $1.20        364,051
                2015...     $1.21       $1.18        363,682
                2014...     $1.16       $1.21        323,154
                2013...     $1.20       $1.16        334,354
                2012...     $1.14       $1.20        259,504
                2011...     $1.08       $1.14        259,129
                2010...     $1.01       $1.08        354,802
                2009...     $0.90       $1.01        275,796
                2008...     $1.06       $0.90        129,864
                2007...     $1.06       $1.06         25,679
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.05       $1.12         48,141
                2015...     $1.12       $1.05         70,996
                2014...     $1.06       $1.12             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.87       $0.85        152,969
                2015...     $0.89       $0.87         49,678
                2014...     $0.91       $0.89        125,723
                2013...     $0.93       $0.91         42,895
                2012...     $0.95       $0.93         45,459
                2011...     $0.98       $0.95         99,663
                2010...     $1.00       $0.98         80,858
                2009...     $1.02       $1.00         64,908
                2008...     $1.02       $1.02         90,223
                2007...     $1.00       $1.02         11,896

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.17       $2.54         95,289
                2015...     $2.28       $2.17         69,301
                2014...     $2.14       $2.28         67,412
                2013...     $1.65       $2.14         73,972
                2012...     $1.44       $1.65         87,171
                2011...     $1.51       $1.44         86,394
                2010...     $1.23       $1.51        115,611
                2009...     $0.92       $1.23         92,721
                2008...     $1.48       $0.92         72,113
                2007...     $1.41       $1.48         24,526
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.79       $1.94         53,324
                2015...     $1.81       $1.79         37,934
                2014...     $1.64       $1.81             --
                2013...     $1.27       $1.64             --
                2012...     $1.13       $1.27             --
                2011...     $1.14       $1.13             --
                2010...     $1.02       $1.14          7,294
                2009...     $0.83       $1.02          7,384
                2008...     $1.35       $0.83             --
                2007...     $1.00       $1.35             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.31       $1.32        121,412
                2015...     $1.40       $1.31        131,802
                2014...     $1.41       $1.40        113,022
                2013...     $1.44       $1.41        116,705
                2012...     $1.27       $1.44         90,142
                2011...     $1.30       $1.27         88,691
                2010...     $1.17       $1.30        106,587
                2009...     $1.02       $1.17        106,546
                2008...     $1.00       $1.02         38,782
                2007...     $0.00       $1.00         20,010
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02         42,583
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.05       $1.04         11,461
                2015...     $1.05       $1.05          9,172
                2014...     $1.01       $1.05         12,995
                2013...     $1.06       $1.01         12,789
                2012...     $1.05       $1.06         11,853
                2011...     $1.00       $1.05         11,550
                2010...     $0.96       $1.00         26,355
                2009...     $0.91       $0.96          7,323
                2008...     $1.07       $0.91          7,866
                2007...     $1.00       $1.07             --
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.34       $2.39         55,730
                2015...     $2.29       $2.34         44,597
                2014...     $1.79       $2.29         75,560
                2013...     $1.82       $1.79         79,841
                2012...     $1.58       $1.82         71,329
                2011...     $1.53       $1.58         65,921
                2010...     $1.22       $1.53         76,410
                2009...     $1.00       $1.22         30,660
                2008...     $1.61       $1.00         17,009
                2007...     $0.00       $1.61          1,733
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.05       $2.02        116,925
                2015...     $1.97       $2.05        132,407
                2014...     $1.78       $1.97        179,258
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.71       $2.03          3,299
                2015...     $1.82       $1.71         13,054
                2014...     $1.71       $1.82         15,685




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.14       $2.19         26,276
                2015...     $2.17       $2.14         20,104
                2014...     $1.98       $2.17         20,418
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $2.00       $2.17        153,905
                2015...     $2.09       $2.00        139,429
                2014...     $1.96       $2.09        175,346
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.45       $1.66         11,749
                2015...     $1.84       $1.45         11,116
                2014...     $2.06       $1.84         13,114
                2013...     $2.13       $2.06         13,538
                2012...     $1.93       $2.13         18,419
                2011...     $2.34       $1.93         16,445
                2010...     $2.04       $2.34          7,557
                2009...     $1.21       $2.04          7,915
                2008...     $2.62       $1.21          4,121
                2007...     $2.08       $2.62          1,500
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.04             --
                2015...     $1.07       $1.00             --
                2014...     $1.07       $1.07             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.03       $1.03             --
                2013...     $1.00       $1.03             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.03             --
                2015...     $1.13       $1.00             --
                2014...     $1.14       $1.13             --
                2013...     $1.01       $1.14             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.02       $1.06             --
                2015...     $1.12       $1.02             --
                2014...     $1.11       $1.12             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --



2.40% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03          --
                2015...     $1.06       $1.02          --
                2014...     $1.04       $1.06          --
                2013...     $1.00       $1.04          --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.54       $0.52          --
                2015...     $0.54       $0.54          --
                2014...     $0.59       $0.54          --
                2013...     $0.49       $0.59          --
                2012...     $0.44       $0.49          --
                2011...     $0.56       $0.44          --
                2010...     $0.55       $0.56          --
                2009...     $0.42       $0.55          --
                2008...     $1.00       $0.42          --
                2007...     $1.00       $0.92          --

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.62       $1.79            --
                2015...     $1.76       $1.62            --
                2014...     $1.61       $1.76            --
                2013...     $1.21       $1.61            --
                2012...     $1.09       $1.21            --
                2011...     $1.08       $1.09            --
                2010...     $0.97       $1.08            --
                2009...     $0.85       $0.97            --
                2008...     $1.33       $0.85            --
                2007...     $1.37       $1.33            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.09       $1.11        14,720
                2015...     $1.14       $1.09        13,243
                2014...     $1.13       $1.14        15,873
                2013...     $1.27       $1.13        14,843
                2012...     $1.21       $1.27        13,579
                2011...     $1.11       $1.21        14,417
                2010...     $1.08       $1.11        16,087
                2009...     $1.00       $1.08        17,852
                2008...     $1.04       $1.00            --
                2007...     $1.00       $1.04            --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.90       $0.90            --
                2015...     $0.96       $0.90            --
                2014...     $0.97       $0.96            --
                2013...     $1.02       $0.97            --
                2012...     $0.99       $1.02            --
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.29       $1.27            --
                2015...     $1.24       $1.29            --
                2014...     $1.24       $1.24            --
                2013...     $0.98       $1.24            --
                2012...     $0.82       $0.98            --
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.07       $1.07            --
                2015...     $1.09       $1.07            --
                2014...     $1.10       $1.09            --
                2013...     $0.88       $1.10            --
                2012...     $0.76       $0.88            --
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.39       $1.49           825
                2015...     $1.33       $1.39           990
                2014...     $1.26       $1.33         1,211
                2013...     $0.99       $1.26         1,438
                2012...     $0.86       $0.99            --
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.44       $1.57         1,700
                2015...     $1.45       $1.44         1,652
                2014...     $1.35       $1.45         1,754
                2013...     $1.03       $1.35            --
                2012...     $0.90       $1.03            --
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.94       $0.95           747
                2015...     $1.01       $0.94           896
                2014...     $1.06       $1.01         1,096
                2013...     $0.89       $1.06         1,301
                2012...     $0.77       $0.89            --
                2011...     $1.00       $0.77            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.86       $0.88         3,055
                2015...     $0.91       $0.86         2,777
                2014...     $1.01       $0.91         2,764
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.00       $0.99            --
                2015...     $1.01       $1.00            --
                2014...     $0.99       $1.01            --
                2013...     $1.04       $0.99            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.97            --
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.55       $1.78        16,534
                2015...     $1.66       $1.55        22,204
                2014...     $1.56       $1.66        23,075
                2013...     $1.25       $1.56        23,508
                2012...     $1.10       $1.25        24,659
                2011...     $1.12       $1.10        38,813
                2010...     $0.99       $1.12        72,298
                2009...     $0.78       $0.99        90,160
                2008...     $1.40       $0.78        86,306
                2007...     $1.42       $1.40        81,617
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.46       $2.69         1,136
                2015...     $2.56       $2.46           872
                2014...     $2.48       $2.56           966
                2013...     $1.87       $2.48         1,497
                2012...     $1.67       $1.87         1,867
                2011...     $1.92       $1.67         1,932
                2010...     $1.53       $1.92         1,979
                2009...     $1.12       $1.53         2,572
                2008...     $1.90       $1.12         8,357
                2007...     $1.69       $1.90        10,321
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.60       $1.82            --
                2015...     $1.73       $1.60            --
                2014...     $1.65       $1.73            --
                2013...     $1.32       $1.65            --
                2012...     $1.18       $1.32            --
                2011...     $1.22       $1.18            --
                2010...     $1.13       $1.22            --
                2009...     $0.92       $1.13           607
                2008...     $1.49       $0.92         2,585
                2007...     $1.48       $1.49         4,321
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.20       $1.53            --
                2015...     $1.33       $1.20            --
                2014...     $1.35       $1.33            --
                2013...     $1.02       $1.35            --
                2012...     $0.88       $1.02            --
                2011...     $0.94       $0.88            --
                2010...     $0.75       $0.94            --
                2009...     $0.59       $0.75            --
                2008...     $0.91       $0.59            --
                2007...     $1.00       $0.91            --

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.80       $1.83            --
                2015...     $1.89       $1.80            --
                2014...     $1.80       $1.89            --
                2013...     $1.33       $1.80            --
                2012...     $1.23       $1.33            --
                2011...     $1.33       $1.23            --
                2010...     $1.07       $1.33            --
                2009...     $0.76       $1.07            --
                2008...     $1.35       $0.76            --
                2007...     $1.00       $1.35            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.96       $0.98            --
                2015...     $1.05       $0.96            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.98       $0.97            --
                2015...     $1.01       $0.98            --
                2014...     $1.03       $1.01            --
                2013...     $1.05       $1.03            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.22       $1.37            --
                2015...     $1.38       $1.22            --
                2014...     $1.29       $1.38            --
                2013...     $0.99       $1.29            --
                2012...     $0.86       $0.99            --
                2011...     $0.88       $0.86            --
                2010...     $0.73       $0.88            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.72       $1.96         6,367
                2015...     $1.88       $1.72         4,877
                2014...     $1.76       $1.88         5,346
                2013...     $1.33       $1.76         5,830
                2012...     $1.15       $1.33         6,496
                2011...     $1.20       $1.15         6,854
                2010...     $1.06       $1.20         7,429
                2009...     $0.85       $1.06         8,528
                2008...     $1.35       $0.85        15,337
                2007...     $1.42       $1.35        16,752
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.27       $1.43            --
                2015...     $1.34       $1.27            --
                2014...     $1.26       $1.34            --
                2013...     $1.04       $1.26            --
                2012...     $0.94       $1.04            --
                2011...     $0.98       $0.94            --
                2010...     $0.94       $0.98            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00       $1.20            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.81       $2.11            --
                2015...     $1.92       $1.81            --
                2014...     $1.79       $1.92            --
                2013...     $1.37       $1.79            --
                2012...     $1.23       $1.37            --
                2011...     $1.28       $1.23            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --
                2008...     $1.46       $0.97            --
                2007...     $1.00       $1.46            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.20       $1.31            --
                2015...     $1.30       $1.20            --
                2014...     $1.31       $1.30            --
                2013...     $0.98       $1.31            --
                2012...     $0.88       $0.98            --
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.33       $2.22           718
                2015...     $2.61       $2.33           785
                2014...     $2.82       $2.61           961
                2013...     $2.31       $2.82         1,141
                2012...     $1.98       $2.31         1,940
                2011...     $2.19       $1.98         2,051
                2010...     $2.06       $2.19         2,488
                2009...     $1.69       $2.06         3,136
                2008...     $2.33       $1.69        15,606
                2007...     $1.66       $2.33        22,511
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.82       $1.82            --
                2015...     $1.88       $1.82            --
                2014...     $1.79       $1.88            --
                2013...     $1.48       $1.79            --
                2012...     $1.36       $1.48            --
                2011...     $1.34       $1.36            --
                2010...     $1.18       $1.34            --
                2009...     $1.06       $1.18           809
                2008...     $1.38       $1.06         3,447
                2007...     $1.24       $1.38         5,761
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.21       $2.23            --
                2015...     $2.28       $2.21            --
                2014...     $2.13       $2.28            --
                2013...     $1.63       $2.13            --
                2012...     $1.41       $1.63            --
                2011...     $1.42       $1.41            --
                2010...     $1.20       $1.42            --
                2009...     $0.99       $1.20            --
                2008...     $1.56       $0.99            --
                2007...     $1.00       $1.56            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.80       $1.70            --
                2015...     $1.78       $1.80            --
                2014...     $1.81       $1.78            --
                2013...     $1.55       $1.81            --
                2012...     $1.35       $1.55            --
                2011...     $1.49       $1.35            --
                2010...     $1.33       $1.49            --
                2009...     $1.07       $1.33            --
                2008...     $1.90       $1.07            --
                2007...     $1.00       $1.90            --

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.06        22,717
                2015...     $1.02       $0.93        22,314
                2014...     $1.03       $1.02        23,095
                2013...     $1.00       $1.03            --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.75       $1.73        21,848
                2015...     $1.81       $1.75        17,621
                2014...     $1.83       $1.81        18,745
                2013...     $1.50       $1.83        19,428
                2012...     $1.35       $1.50        20,651
                2011...     $1.61       $1.35        25,004
                2010...     $1.45       $1.61        32,465
                2009...     $1.08       $1.45        38,846
                2008...     $1.92       $1.08        45,579
                2007...     $1.79       $1.92        44,449
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.90       $2.10         1,013
                2015...     $2.14       $1.90           661
                2014...     $2.23       $2.14           645
                2013...     $1.45       $2.23           739
                2012...     $1.33       $1.45           958
                2011...     $1.47       $1.33           935
                2010...     $1.07       $1.47           907
                2009...     $0.77       $1.07         1,123
                2008...     $1.52       $0.77         1,234
                2007...     $1.47       $1.52           993
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.11       $2.18            --
                2015...     $2.29       $2.11            --
                2014...     $2.17       $2.29            --
                2013...     $1.71       $2.17            --
                2012...     $1.55       $1.71            --
                2011...     $1.59       $1.55            --
                2010...     $1.24       $1.59            --
                2009...     $0.87       $1.24            --
                2008...     $1.39       $0.87            --
                2007...     $1.00       $1.39            --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.80       $0.97         2,325
                2015...     $1.06       $0.80         1,772
                2014...     $1.25       $1.06         1,874
                2013...     $1.18       $1.25         1,967
                2012...     $1.19       $1.18         2,017
                2011...     $1.55       $1.19         1,802
                2010...     $1.36       $1.55         2,226
                2009...     $0.80       $1.36         2,636
                2008...     $2.13       $0.80         1,355
                2007...     $0.00       $2.13           511
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02            --
                2015...     $1.06       $1.03            --
                2014...     $1.04       $1.06            --
                2013...     $1.00       $1.04            --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03            --
                2015...     $1.06       $1.03            --
                2014...     $1.05       $1.06            --
                2013...     $1.00       $1.05            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.01       $1.00            --
                2015...     $1.04       $1.01            --
                2014...     $1.04       $1.04            --
                2013...     $1.00       $1.04            --
               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $2.95       $2.93           549
                2015...     $3.11       $2.95           434
                2014...     $3.10       $3.11           438
                2013...     $2.03       $3.10            --
                2012...     $1.63       $2.03            --
                2011...     $1.77       $1.63            --
                2010...     $1.61       $1.77            --
                2009...     $1.14       $1.61            --
                2008...     $1.77       $1.14            --
                2007...     $1.00       $1.77            --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.88       $2.37         6,953
                2015...     $2.04       $1.88         5,229
                2014...     $1.95       $2.04         5,767
                2013...     $1.50       $1.95         5,973
                2012...     $1.29       $1.50         7,035
                2011...     $1.52       $1.29        10,707
                2010...     $1.23       $1.52        10,420
                2009...     $0.98       $1.23        14,774
                2008...     $1.35       $0.98        19,939
                2007...     $1.45       $1.35        21,747
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.82       $1.97            --
                2015...     $1.94       $1.82            --
                2014...     $1.79       $1.94            --
                2013...     $1.35       $1.79            --
                2012...     $1.17       $1.35            --
                2011...     $1.29       $1.17            --
                2010...     $1.11       $1.29            --
                2009...     $0.90       $1.11           629
                2008...     $1.39       $0.90         2,680
                2007...     $1.40       $1.39         4,479
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.88       $1.92            --
                2015...     $1.92       $1.88            --
                2014...     $1.82       $1.92            --
                2013...     $1.55       $1.82            --
                2012...     $1.40       $1.55            --
                2011...     $1.42       $1.40            --
                2010...     $1.34       $1.42            --
                2009...     $1.10       $1.34           693
                2008...     $1.34       $1.10         2,951
                2007...     $1.24       $1.34         4,931
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97            --
                2015...     $1.00       $0.97            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.45       $2.44            --
                2015...     $2.24       $2.45            --
                2014...     $2.12       $2.24            --
                2013...     $1.66       $2.12            --
                2012...     $1.37       $1.66           798
                2011...     $1.51       $1.37           844
                2010...     $1.45       $1.51         1,023
                2009...     $1.02       $1.45         1,082
                2008...     $1.87       $1.02         1,095
                2007...     $1.40       $1.87         1,310

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.74       $1.58         7,069
                2015...     $1.95       $1.74         4,384
                2014...     $2.27       $1.95         4,075
                2013...     $2.04       $2.27         3,931
                2012...     $1.84       $2.04         4,517
                2011...     $2.79       $1.84         5,361
                2010...     $2.29       $2.79         4,633
                2009...     $1.31       $2.29         7,411
                2008...     $2.80       $1.31         8,586
                2007...     $2.24       $2.80         7,895
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.22       $1.41            --
                2015...     $1.29       $1.22            --
                2014...     $1.22       $1.29            --
                2013...     $1.00       $1.22            --
                2012...     $0.92       $1.00            --
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.66       $0.86            --
                2008...     $0.94       $0.66            --
                2007...     $1.00       $0.94            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.55       $1.58            --
                2015...     $1.52       $1.55            --
                2014...     $1.43       $1.52            --
                2013...     $1.07       $1.43            --
                2012...     $0.94       $1.07            --
                2011...     $1.03       $0.94            --
                2010...     $0.81       $1.03            --
                2009...     $0.59       $0.81            --
                2008...     $1.25       $0.59            --
                2007...     $1.00       $1.25            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.58       $0.60            --
                2015...     $0.66       $0.58            --
                2014...     $0.71       $0.66            --
                2013...     $0.73       $0.71            --
                2012...     $0.63       $0.73            --
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $1.00       $0.41            --
                2007...     $1.00       $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.93       $1.01            --
                2015...     $0.98       $0.93            --
                2014...     $0.97       $0.98            --
                2013...     $0.84       $0.97            --
                2012...     $0.75       $0.84            --
                2011...     $0.81       $0.75            --
                2010...     $0.71       $0.81            --
                2009...     $0.58       $0.71            --
                2008...     $1.00       $0.58            --
                2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.02       $1.08          --
                2015...     $1.07       $1.02          --
                2014...     $1.05       $1.07          --
                2013...     $0.96       $1.05          --
                2012...     $0.89       $0.96          --
                2011...     $0.91       $0.89          --
                2010...     $0.83       $0.91          --
                2009...     $0.72       $0.83          --
                2008...     $0.97       $0.72          --
                2007...     $1.00       $0.97          --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.02       $1.04          --
                2015...     $1.06       $1.02          --
                2014...     $1.05       $1.06          --
                2013...     $1.05       $1.05          --
                2012...     $1.02       $1.05          --
                2011...     $1.02       $1.02          --
                2010...     $0.97       $1.02          --
                2009...     $0.93       $0.97          --
                2008...     $1.01       $0.93          --
                2007...     $1.00       $1.01          --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.98       $1.05          --
                2015...     $1.03       $0.98          --
                2014...     $1.01       $1.03          --
                2013...     $0.89       $1.01          --
                2012...     $0.80       $0.89          --
                2011...     $0.86       $0.80          --
                2010...     $0.76       $0.86          --
                2009...     $0.63       $0.76          --
                2008...     $1.00       $0.63          --
                2007...     $1.00       $0.95          --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.01       $1.05          --
                2015...     $1.06       $1.01          --
                2014...     $1.05       $1.06          --
                2013...     $1.00       $1.05          --
                2012...     $0.95       $1.00          --
                2011...     $0.96       $0.95          --
                2010...     $0.90       $0.96          --
                2009...     $0.82       $0.90          --
                2008...     $1.00       $0.82          --
                2007...     $1.00       $0.99          --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.25       $1.34          --
                2015...     $1.29       $1.25          --
                2014...     $1.20       $1.29          --
                2013...     $0.89       $1.20          --
                2012...     $0.83       $0.89          --
                2011...     $0.87       $0.83          --
                2010...     $0.73       $0.87          --
                2009...     $0.57       $0.73          --
                2008...     $0.96       $0.57          --
                2007...     $1.00       $0.96          --

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.93       $1.84         1,784
                2015...     $1.92       $1.93         1,040
                2014...     $2.12       $1.92         1,104
                2013...     $1.73       $2.12            --
                2012...     $1.45       $1.73            --
                2011...     $1.61       $1.45            --
                2010...     $1.44       $1.61            --
                2009...     $1.06       $1.44            --
                2008...     $1.91       $1.06            --
                2007...     $1.00       $1.91            --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.32       $1.52            --
                2015...     $1.44       $1.32            --
                2014...     $1.32       $1.44            --
                2013...     $0.96       $1.32            --
                2012...     $0.84       $0.96            --
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00       $0.90            --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.99       $1.04            --
                2015...     $1.07       $0.99            --
                2014...     $1.04       $1.07            --
                2013...     $1.00       $1.04            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.96       $0.95            --
                2015...     $0.98       $0.96            --
                2014...     $1.00       $0.98            --
                2013...     $1.03       $1.00            --
                2012...     $1.00       $1.03            --
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.06       $1.06         2,165
                2015...     $1.08       $1.06         2,565
                2014...     $1.06       $1.08         3,138
                2013...     $1.11       $1.06         3,727
                2012...     $1.04       $1.11            --
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.56       $1.73            --
                2015...     $1.65       $1.56            --
                2014...     $1.50       $1.65            --
                2013...     $1.16       $1.50            --
                2012...     $0.99       $1.16            --
                2011...     $1.00       $0.99            --
                2010...     $0.91       $1.00            --
                2009...     $0.72       $0.91            --
                2008...     $1.34       $0.72            --
                2007...     $1.00       $1.34            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.48       $1.66            --
                2015...     $1.64       $1.48            --
                2014...     $1.51       $1.64            --
                2013...     $1.14       $1.51            --
                2012...     $0.98       $1.14            --
                2011...     $1.06       $0.98            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.00       $1.25            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.65       $1.65             --
                2015...     $1.80       $1.65             --
                2014...     $1.68       $1.80             --
                2013...     $1.20       $1.68             --
                2012...     $1.07       $1.20             --
                2011...     $1.34       $1.07             --
                2010...     $1.13       $1.34             --
                2009...     $0.71       $1.13             --
                2008...     $1.15       $0.71             --
                2007...     $1.00       $1.15             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.35       $1.29             --
                2015...     $1.38       $1.35          4,097
                2014...     $1.52       $1.38          4,147
                2013...     $1.22       $1.52          4,197
                2012...     $1.02       $1.22          4,248
                2011...     $1.26       $1.02          4,299
                2010...     $1.17       $1.26         16,720
                2009...     $0.96       $1.17         16,747
                2008...     $1.76       $0.96         14,640
                2007...     $1.67       $1.76         14,601
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.79       $1.88             --
                2015...     $1.83       $1.79             --
                2014...     $1.66       $1.83             --
                2013...     $1.24       $1.66             --
                2012...     $1.09       $1.24             --
                2011...     $1.18       $1.09             --
                2010...     $1.01       $1.18             --
                2009...     $0.78       $1.01             --
                2008...     $1.31       $0.78             --
                2007...     $1.00       $1.31             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.17       $1.19         45,129
                2015...     $1.20       $1.17         43,667
                2014...     $1.16       $1.20         47,631
                2013...     $1.19       $1.16         45,436
                2012...     $1.14       $1.19         44,249
                2011...     $1.08       $1.14         53,179
                2010...     $1.01       $1.08         77,022
                2009...     $0.89       $1.01         81,976
                2008...     $1.06       $0.89        110,757
                2007...     $1.06       $1.06        123,416
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.05       $1.12             --
                2015...     $1.11       $1.05             --
                2014...     $1.06       $1.11             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.86       $0.84         10,261
                2015...     $0.88       $0.86          8,361
                2014...     $0.90       $0.88          9,206
                2013...     $0.93       $0.90          8,535
                2012...     $0.95       $0.93          7,817
                2011...     $0.97       $0.95         10,471
                2010...     $1.00       $0.97         10,703
                2009...     $1.02       $1.00          9,684
                2008...     $1.02       $1.02          9,617
                2007...     $1.00       $1.02         12,348

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.16       $2.53         8,689
                2015...     $2.27       $2.16         8,701
                2014...     $2.13       $2.27         9,484
                2013...     $1.64       $2.13         9,517
                2012...     $1.43       $1.64        10,402
                2011...     $1.50       $1.43        13,416
                2010...     $1.22       $1.50        20,341
                2009...     $0.92       $1.22        25,432
                2008...     $1.48       $0.92        25,644
                2007...     $1.41       $1.48        25,294
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.77       $1.93            --
                2015...     $1.80       $1.77            --
                2014...     $1.63       $1.80            --
                2013...     $1.27       $1.63            --
                2012...     $1.13       $1.27            --
                2011...     $1.13       $1.13            --
                2010...     $1.01       $1.13            --
                2009...     $0.83       $1.01            --
                2008...     $1.35       $0.83            --
                2007...     $1.00       $1.35            --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.30       $1.31         5,506
                2015...     $1.39       $1.30         4,934
                2014...     $1.40       $1.39         5,140
                2013...     $1.44       $1.40         2,999
                2012...     $1.27       $1.44         4,061
                2011...     $1.30       $1.27         4,255
                2010...     $1.17       $1.30         4,882
                2009...     $1.02       $1.17         5,114
                2008...     $1.00       $1.02         5,537
                2007...     $0.00       $1.00         6,118
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.02            --
                2015...     $1.00       $1.00            --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.05       $1.04            --
                2015...     $1.04       $1.05            --
                2014...     $1.01       $1.04            --
                2013...     $1.05       $1.01         4,302
                2012...     $1.04       $1.05         3,580
                2011...     $1.00       $1.04         3,229
                2010...     $0.96       $1.00         3,628
                2009...     $0.91       $0.96         3,332
                2008...     $1.07       $0.91        11,038
                2007...     $1.06       $1.07        14,272
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.33       $2.37         6,571
                2015...     $2.27       $2.33         5,491
                2014...     $1.79       $2.27         6,446
                2013...     $1.81       $1.79         7,559
                2012...     $1.57       $1.81         7,520
                2011...     $1.53       $1.57         9,302
                2010...     $1.21       $1.53        13,196
                2009...     $1.00       $1.21        17,518
                2008...     $1.60       $1.00        18,159
                2007...     $1.95       $1.60        16,063
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.04       $2.01        32,747
                2015...     $1.96       $2.04        34,989
                2014...     $1.77       $1.96        39,577
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.70       $2.01            --
                2015...     $1.81       $1.70         5,582
                2014...     $1.70       $1.81         5,649




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.12       $2.18         2,486
                2015...     $2.15       $2.12         1,881
                2014...     $1.97       $2.15         2,071
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $1.99       $2.15        13,311
                2015...     $2.08       $1.99        10,985
                2014...     $1.95       $2.08        12,039
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.44       $1.65         8,176
                2015...     $1.83       $1.44         6,586
                2014...     $2.05       $1.83         6,156
                2013...     $2.12       $2.05         6,420
                2012...     $1.92       $2.12         6,051
                2011...     $2.33       $1.92         5,991
                2010...     $2.03       $2.33         7,659
                2009...     $1.21       $2.03         9,538
                2008...     $2.61       $1.21         8,937
                2007...     $2.08       $2.61         8,408
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.04            --
                2015...     $1.07       $1.00            --
                2014...     $1.07       $1.07            --
                2013...     $1.01       $1.07            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98            --
                2015...     $1.03       $0.95            --
                2014...     $1.03       $1.03            --
                2013...     $1.00       $1.03            --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.03            --
                2015...     $1.13       $1.00            --
                2014...     $1.14       $1.13            --
                2013...     $1.01       $1.14            --
                2012...     $1.00       $1.01            --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.02       $1.06            --
                2015...     $1.11       $1.02            --
                2014...     $1.11       $1.11            --
                2013...     $1.01       $1.11            --
                2012...     $1.00       $1.01            --



2.45% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03             --
                2015...     $1.06       $1.02             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.53       $0.52             --
                2015...     $0.54       $0.53             --
                2014...     $0.59       $0.54             --
                2013...     $0.49       $0.59             --
                2012...     $0.44       $0.49             --
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
                2008...     $0.92       $0.42             --
                2007...     $1.00       $0.92        544,879

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.61       $1.78             --
                2015...     $1.75       $1.61             --
                2014...     $1.60       $1.75             --
                2013...     $1.21       $1.60             --
                2012...     $1.08       $1.21             --
                2011...     $1.08       $1.08             --
                2010...     $0.97       $1.08             --
                2009...     $0.84       $0.97             --
                2008...     $1.04       $0.84             --
                2007...     $1.00       $1.04             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.08       $1.10        172,343
                2015...     $1.14       $1.08        157,011
                2014...     $1.13       $1.14        174,924
                2013...     $1.26       $1.13        191,701
                2012...     $1.21       $1.26        147,136
                2011...     $1.11       $1.21         54,822
                2010...     $1.08       $1.11         43,909
                2009...     $1.00       $1.08         22,161
                2008...     $1.04       $1.00             --
                2007...     $1.00       $1.04             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.90       $0.90          2,300
                2015...     $0.96       $0.90          2,172
                2014...     $0.97       $0.96          1,512
                2013...     $1.02       $0.97          1,532
                2012...     $0.99       $1.02          1,553
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.29       $1.27             --
                2015...     $1.24       $1.29             --
                2014...     $1.24       $1.24             --
                2013...     $0.98       $1.24             --
                2012...     $0.82       $0.98             --
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.07       $1.06          7,159
                2015...     $1.09       $1.07          7,158
                2014...     $1.09       $1.09          6,747
                2013...     $0.87       $1.09          7,241
                2012...     $0.76       $0.87         13,893
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.39       $1.48         17,595
                2015...     $1.33       $1.39         17,323
                2014...     $1.26       $1.33         17,969
                2013...     $0.99       $1.26         11,045
                2012...     $0.86       $0.99         22,175
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.44       $1.56            351
                2015...     $1.45       $1.44            332
                2014...     $1.34       $1.45         16,571
                2013...     $1.03       $1.34         16,779
                2012...     $0.90       $1.03          5,006
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.94       $0.95             --
                2015...     $1.00       $0.94             --
                2014...     $1.06       $1.00             --
                2013...     $0.89       $1.06             --
                2012...     $0.77       $0.89             --
                2011...     $1.00       $0.77             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.86       $0.88         7,798
                2015...     $0.91       $0.86         7,767
                2014...     $1.01       $0.91         7,474
                2013...     $0.93       $1.01         7,823
                2012...     $0.81       $0.93           356
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.00       $0.99         3,058
                2015...     $1.01       $1.00         2,888
                2014...     $0.98       $1.01         2,926
                2013...     $1.04       $0.98         2,966
                2012...     $1.05       $1.04         3,007
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.97            --
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.54       $1.77        19,107
                2015...     $1.65       $1.54        14,631
                2014...     $1.56       $1.65        15,005
                2013...     $1.25       $1.56        12,204
                2012...     $1.09       $1.25        12,550
                2011...     $1.11       $1.09        12,970
                2010...     $0.99       $1.11         7,652
                2009...     $0.78       $0.99         7,744
                2008...     $1.40       $0.78        12,828
                2007...     $1.00       $1.40            --
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.45       $2.67           718
                2015...     $2.55       $2.45         6,730
                2014...     $2.46       $2.55         7,159
                2013...     $1.86       $2.46         6,759
                2012...     $1.66       $1.86         6,524
                2011...     $1.91       $1.66            --
                2010...     $1.52       $1.91            --
                2009...     $1.12       $1.52            --
                2008...     $1.90       $1.12            --
                2007...     $1.00       $1.90            --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.59       $1.80         1,367
                2015...     $1.72       $1.59         1,118
                2014...     $1.64       $1.72         1,120
                2013...     $1.31       $1.64         1,191
                2012...     $1.18       $1.31         1,307
                2011...     $1.22       $1.18         1,402
                2010...     $1.12       $1.22            --
                2009...     $0.91       $1.12            --
                2008...     $1.49       $0.91            --
                2007...     $1.00       $1.49            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.20       $1.52        52,294
                2015...     $1.32       $1.20        52,537
                2014...     $1.35       $1.32        56,691
                2013...     $1.02       $1.35        64,086
                2012...     $0.88       $1.02        65,745
                2011...     $0.94       $0.88        30,504
                2010...     $0.75       $0.94        26,937
                2009...     $0.59       $0.75         7,030
                2008...     $0.91       $0.59            --
                2007...     $1.00       $0.91            --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.78       $1.81         47,996
                2015...     $1.88       $1.78         57,410
                2014...     $1.79       $1.88         52,598
                2013...     $1.33       $1.79         53,494
                2012...     $1.23       $1.33         56,542
                2011...     $1.32       $1.23         51,194
                2010...     $1.06       $1.32         49,006
                2009...     $0.76       $1.06         25,496
                2008...     $1.35       $0.76             --
                2007...     $1.00       $1.35             --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.96       $0.98             --
                2015...     $1.05       $0.96             --
                2014...     $1.03       $1.05             --
                2013...     $1.00       $1.03             --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.98       $0.96        102,875
                2015...     $1.01       $0.98         93,124
                2014...     $1.03       $1.01        114,083
                2013...     $1.05       $1.03        120,809
                2012...     $1.05       $1.05         93,205
                2011...     $1.01       $1.05         21,324
                2010...     $1.00       $1.01          9,770
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.21       $1.37         32,550
                2015...     $1.37       $1.21         29,702
                2014...     $1.29       $1.37         30,400
                2013...     $0.98       $1.29         15,534
                2012...     $0.86       $0.98         21,140
                2011...     $0.87       $0.86             --
                2010...     $0.73       $0.87             --
                2009...     $0.54       $0.73             --
                2008...     $0.95       $0.54             --
                2007...     $1.00       $0.95             --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.71       $1.95         79,036
                2015...     $1.87       $1.71         60,826
                2014...     $1.75       $1.87         64,001
                2013...     $1.33       $1.75         67,657
                2012...     $1.14       $1.33         64,357
                2011...     $1.20       $1.14         16,634
                2010...     $1.06       $1.20         11,121
                2009...     $0.85       $1.06             --
                2008...     $1.35       $0.85             --
                2007...     $1.00       $1.35             --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.27       $1.42             --
                2015...     $1.33       $1.27             --
                2014...     $1.26       $1.33             --
                2013...     $1.03       $1.26             --
                2012...     $0.94       $1.03             --
                2011...     $0.94       $0.94             --
                2010...     $0.93       $0.98             --
                2009...     $0.72       $0.93             --
                2008...     $1.19       $0.72             --
                2007...     $1.00       $1.19             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.80       $2.10            --
                2015...     $1.91       $1.80            --
                2014...     $1.78       $1.91         9,169
                2013...     $1.36       $1.78         3,204
                2012...     $1.22       $1.36            --
                2011...     $1.28       $1.22            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --
                2008...     $1.46       $0.97            --
                2007...     $1.00       $1.46            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.19       $1.30        57,850
                2015...     $1.30       $1.19        67,319
                2014...     $1.30       $1.30        74,088
                2013...     $0.97       $1.30        85,250
                2012...     $0.88       $0.97        88,045
                2011...     $0.91       $0.88        33,713
                2010...     $0.73       $0.91        30,477
                2009...     $0.62       $0.73         7,647
                2008...     $0.92       $0.62           357
                2007...     $1.00       $0.92            --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.32       $2.21        60,843
                2015...     $2.59       $2.32        52,671
                2014...     $2.81       $2.59        53,661
                2013...     $2.30       $2.81        51,866
                2012...     $1.98       $2.30        34,424
                2011...     $2.18       $1.98        34,855
                2010...     $2.06       $2.18        52,010
                2009...     $1.69       $2.06            --
                2008...     $2.33       $1.69            --
                2007...     $1.00       $2.33            --
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.81       $1.81            --
                2015...     $1.86       $1.81            --
                2014...     $1.78       $1.86        10,616
                2013...     $1.47       $1.78        10,750
                2012...     $1.35       $1.47         3,141
                2011...     $1.34       $1.35            --
                2010...     $1.17       $1.34            --
                2009...     $1.06       $1.17            --
                2008...     $1.38       $1.06            --
                2007...     $1.00       $1.38            --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.19       $2.22         4,975
                2015...     $2.26       $2.19         4,184
                2014...     $2.11       $2.26         4,243
                2013...     $1.62       $2.11            --
                2012...     $1.40       $1.62            --
                2011...     $1.41       $1.40            --
                2010...     $1.20       $1.41            --
                2009...     $0.99       $1.20            --
                2008...     $1.56       $0.99            --
                2007...     $1.00       $1.56            --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.79       $1.69        89,331
                2015...     $1.77       $1.79        86,666
                2014...     $1.80       $1.77        96,192
                2013...     $1.55       $1.80        98,707
                2012...     $1.34       $1.55        96,949
                2011...     $1.49       $1.34        50,657
                2010...     $1.33       $1.49        41,037
                2009...     $1.07       $1.33        18,412
                2008...     $1.90       $1.07            --
                2007...     $1.00       $1.90            --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.05         94,650
                2015...     $1.02       $0.93         94,418
                2014...     $1.02       $1.02        102,495
                2013...     $1.00       $1.02             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.74       $1.72        127,635
                2015...     $1.80       $1.74         82,617
                2014...     $1.82       $1.80         88,038
                2013...     $1.49       $1.82        103,524
                2012...     $1.35       $1.49        106,427
                2011...     $1.61       $1.35         57,674
                2010...     $1.44       $1.61         44,239
                2009...     $1.08       $1.44         17,496
                2008...     $1.91       $1.08         10,592
                2007...     $1.00       $1.91             --
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.89       $2.09             --
                2015...     $2.13       $1.89          7,283
                2014...     $2.22       $2.13          7,758
                2013...     $1.45       $2.22          7,856
                2012...     $1.33       $1.45          7,955
                2011...     $1.46       $1.33          8,055
                2010...     $1.06       $1.46          8,156
                2009...     $0.77       $1.06          8,258
                2008...     $1.52       $0.77             --
                2007...     $1.00       $1.52             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.09       $2.17         11,497
                2015...     $2.28       $2.09         18,587
                2014...     $2.16       $2.28         19,463
                2013...     $1.71       $2.16         14,239
                2012...     $1.54       $1.71         12,895
                2011...     $1.59       $1.54             --
                2010...     $1.24       $1.59             --
                2009...     $0.86       $1.24             --
                2008...     $1.39       $0.86             --
                2007...     $1.00       $1.39             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.80       $0.96          1,634
                2015...     $1.05       $0.80          1,432
                2014...     $1.24       $1.05         15,003
                2013...     $1.18       $1.24            642
                2012...     $1.19       $1.18          3,188
                2011...     $1.55       $1.19          2,575
                2010...     $1.35       $1.55             --
                2009...     $0.80       $1.35             --
                2008...     $2.13       $0.80             --
                2007...     $0.00       $2.13        250,674
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.01       $1.00             --
                2015...     $1.04       $1.01             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $2.93       $2.91         4,105
                2015...     $3.10       $2.93         3,409
                2014...     $3.08       $3.10         3,451
                2013...     $2.02       $3.08         3,495
                2012...     $1.62       $2.02         3,122
                2011...     $1.76       $1.62         2,851
                2010...     $1.60       $1.76         2,017
                2009...     $1.14       $1.60            --
                2008...     $1.77       $1.14            --
                2007...     $1.00       $1.77            --
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.87       $2.35        12,956
                2015...     $2.03       $1.87         8,705
                2014...     $1.94       $2.03         8,796
                2013...     $1.49       $1.94         9,059
                2012...     $1.29       $1.49         9,283
                2011...     $1.51       $1.29         9,179
                2010...     $1.23       $1.51         5,334
                2009...     $0.97       $1.23         1,347
                2008...     $1.35       $0.97         5,526
                2007...     $1.00       $1.35            --
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.81       $1.96         7,168
                2015...     $1.93       $1.81         6,281
                2014...     $1.78       $1.93         6,021
                2013...     $1.35       $1.78         1,084
                2012...     $1.16       $1.35         1,099
                2011...     $1.29       $1.16            --
                2010...     $1.11       $1.29            --
                2009...     $0.90       $1.11            --
                2008...     $1.39       $0.90            --
                2007...     $1.00       $1.39            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.87       $1.90         4,168
                2015...     $1.91       $1.87         3,354
                2014...     $1.81       $1.91         3,396
                2013...     $1.55       $1.81         3,439
                2012...     $1.40       $1.55         3,482
                2011...     $1.41       $1.40         3,526
                2010...     $1.34       $1.41            --
                2009...     $1.09       $1.34            --
                2008...     $1.33       $1.09            --
                2007...     $1.00       $1.33            --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97           677
                2015...     $1.00       $0.97           672
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.44       $2.42        20,010
                2015...     $2.23       $2.44        16,150
                2014...     $2.11       $2.23         9,105
                2013...     $1.65       $2.11         9,219
                2012...     $1.37       $1.65         9,335
                2011...     $1.50       $1.37         9,453
                2010...     $1.45       $1.50         6,561
                2009...     $1.02       $1.45            --
                2008...     $1.87       $1.02            --
                2007...     $1.00       $1.87            --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.72       $1.57         42,389
                2015...     $1.94       $1.72         28,071
                2014...     $2.26       $1.94         26,912
                2013...     $2.03       $2.26         29,954
                2012...     $1.83       $2.03         30,929
                2011...     $2.78       $1.83         30,481
                2010...     $2.28       $2.78         22,974
                2009...     $1.30       $2.28          7,705
                2008...     $2.80       $1.30          5,699
                2007...     $1.00       $2.80             --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.21       $1.40         55,804
                2015...     $1.29       $1.21         53,236
                2014...     $1.22       $1.29         57,484
                2013...     $0.99       $1.22         68,082
                2012...     $0.92       $0.99         68,270
                2011...     $0.97       $0.92         29,397
                2010...     $0.86       $0.97         25,908
                2009...     $0.66       $0.86          6,142
                2008...     $0.94       $0.66             --
                2007...     $1.00       $0.94             --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.54       $1.57          4,287
                2015...     $1.51       $1.54         14,157
                2014...     $1.42       $1.51         15,060
                2013...     $1.06       $1.42         14,622
                2012...     $0.94       $1.06         19,016
                2011...     $1.02       $0.94             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
                2008...     $1.25       $0.59             --
                2007...     $1.00       $1.25             --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97            873
                2015...     $1.00       $0.96            867
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.57       $0.60        158,337
                2015...     $0.66       $0.57        148,643
                2014...     $0.71       $0.66        151,126
                2013...     $0.73       $0.71        147,922
                2012...     $0.63       $0.73        140,656
                2011...     $0.79       $0.63        104,774
                2010...     $0.68       $0.79         99,666
                2009...     $0.41       $0.68          8,031
                2008...     $1.00       $0.41             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.93       $1.01        114,867
                2015...     $0.98       $0.93        103,645
                2014...     $0.96       $0.98        104,949
                2013...     $0.84       $0.96        106,270
                2012...     $0.75       $0.84        101,150
                2011...     $0.81       $0.75        102,425
                2010...     $0.71       $0.81             --
                2009...     $0.58       $0.71             --
                2008...     $1.00       $0.58             --
                2007...     $1.00       $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.01       $1.07        104,450
                2015...     $1.06       $1.01        146,172
                2014...     $1.04       $1.06        148,012
                2013...     $0.95       $1.04        149,876
                2012...     $0.88       $0.95         97,852
                2011...     $0.91       $0.88         30,640
                2010...     $0.83       $0.91             --
                2009...     $0.72       $0.83             --
                2008...     $0.97       $0.72             --
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.01       $1.03             --
                2015...     $1.05       $1.01         23,863
                2014...     $1.05       $1.05         24,163
                2013...     $1.05       $1.05         24,467
                2012...     $1.02       $1.05             --
                2011...     $1.01       $1.02             --
                2010...     $0.97       $1.01             --
                2009...     $0.92       $0.97             --
                2008...     $1.01       $0.92             --
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.98       $1.05        295,006
                2015...     $1.03       $0.98        277,856
                2014...     $1.01       $1.03        312,843
                2013...     $0.88       $1.01        329,810
                2012...     $0.80       $0.88        370,216
                2011...     $0.85       $0.80        468,941
                2010...     $0.76       $0.85        505,234
                2009...     $0.63       $0.76        539,481
                2008...     $1.00       $0.63        618,286
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.01       $1.05        143,872
                2015...     $1.05       $1.01        154,821
                2014...     $1.04       $1.05        156,800
                2013...     $1.00       $1.04        158,803
                2012...     $0.95       $1.00        134,944
                2011...     $0.96       $0.95         72,035
                2010...     $0.90       $0.96         44,254
                2009...     $0.82       $0.90         20,060
                2008...     $1.00       $0.82             --
                2007...     $1.00       $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.25       $1.33            637
                2015...     $1.28       $1.25            575
                2014...     $1.19       $1.28            336
                2013...     $0.89       $1.19            340
                2012...     $0.82       $0.89            345
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.92       $1.83         16,334
                2015...     $1.91       $1.92         10,364
                2014...     $2.11       $1.91         11,225
                2013...     $1.72       $2.11          5,359
                2012...     $1.45       $1.72            298
                2011...     $1.61       $1.45            307
                2010...     $1.44       $1.61             --
                2009...     $1.06       $1.44             --
                2008...     $1.91       $1.06             --
                2007...     $1.00       $1.91             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.31       $1.51          1,712
                2015...     $1.43       $1.31          1,546
                2014...     $1.32       $1.43          1,567
                2013...     $0.96       $1.32          1,589
                2012...     $0.84       $0.96          1,610
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00       $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.98       $1.03             --
                2015...     $1.07       $0.98             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.96       $0.95        171,625
                2015...     $0.98       $0.96        157,187
                2014...     $1.00       $0.98        164,075
                2013...     $1.03       $1.00        145,832
                2012...     $0.99       $1.03        185,231
                2011...     $1.01       $0.99        126,971
                2010...     $1.00       $1.01        109,646
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.05       $1.05        319,615
                2015...     $1.07       $1.05        299,263
                2014...     $1.06       $1.07        353,970
                2013...     $1.11       $1.06        342,762
                2012...     $1.04       $1.11        340,065
                2011...     $1.02       $1.04        202,765
                2010...     $1.00       $1.02        177,141
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.55       $1.72             --
                2015...     $1.64       $1.55             --
                2014...     $1.49       $1.64             --
                2013...     $1.15       $1.49             --
                2012...     $0.99       $1.15             --
                2011...     $1.00       $0.99             --
                2010...     $0.91       $1.00             --
                2009...     $0.72       $0.91             --
                2008...     $1.33       $0.72             --
                2007...     $1.00       $1.33             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.47       $1.65         11,358
                2015...     $1.63       $1.47          8,801
                2014...     $1.51       $1.63          8,648
                2013...     $1.14       $1.51          8,757
                2012...     $0.98       $1.14          8,867
                2011...     $1.05       $0.98          8,978
                2010...     $0.94       $1.05          6,335
                2009...     $0.74       $0.94             --
                2008...     $1.24       $0.74             --
                2007...     $1.00       $1.24             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.64       $1.64          1,322
                2015...     $1.79       $1.64            977
                2014...     $1.67       $1.79            953
                2013...     $1.19       $1.67          1,023
                2012...     $1.07       $1.19             --
                2011...     $1.33       $1.07             --
                2010...     $1.13       $1.33             --
                2009...     $0.71       $1.13             --
                2008...     $1.15       $0.71             --
                2007...     $1.00       $1.15             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.34       $1.28             --
                2015...     $1.38       $1.34             --
                2014...     $1.51       $1.38             --
                2013...     $1.21       $1.51             --
                2012...     $1.02       $1.21             --
                2011...     $1.26       $1.02             --
                2010...     $1.17       $1.26             --
                2009...     $0.96       $1.17             --
                2008...     $1.76       $0.96             --
                2007...     $1.00       $1.76             --
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.77       $1.87             --
                2015...     $1.82       $1.77             --
                2014...     $1.65       $1.82             --
                2013...     $1.24       $1.65             --
                2012...     $1.09       $1.24             --
                2011...     $1.17       $1.09             --
                2010...     $1.00       $1.17             --
                2009...     $0.78       $1.00             --
                2008...     $1.30       $0.78             --
                2007...     $1.00       $1.30             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.17       $1.19        174,085
                2015...     $1.19       $1.17        146,672
                2014...     $1.15       $1.19        169,389
                2013...     $1.19       $1.15        179,612
                2012...     $1.13       $1.19        149,691
                2011...     $1.07       $1.13        111,459
                2010...     $1.01       $1.07         97,290
                2009...     $0.89       $1.01         78,099
                2008...     $1.06       $0.89         48,867
                2007...     $1.00       $1.06             --
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.05       $1.12         23,899
                2015...     $1.11       $1.05         23,115
                2014...     $1.06       $1.11         23,405
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.86       $0.84         33,991
                2015...     $0.88       $0.86         30,804
                2014...     $0.90       $0.88         44,158
                2013...     $0.92       $0.90         52,001
                2012...     $0.94       $0.92         16,736
                2011...     $0.97       $0.94         14,581
                2010...     $0.99       $0.97         12,211
                2009...     $1.01       $0.99         11,645
                2008...     $1.02       $1.01          4,562
                2007...     $1.00       $1.02             --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.14       $2.51         57,410
                2015...     $2.26       $2.14         42,255
                2014...     $2.12       $2.26         47,292
                2013...     $1.63       $2.12         57,597
                2012...     $1.43       $1.63         63,526
                2011...     $1.50       $1.43         42,602
                2010...     $1.22       $1.50         34,058
                2009...     $0.91       $1.22         15,317
                2008...     $1.48       $0.91         13,213
                2007...     $1.00       $1.48             --
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.76       $1.92             --
                2015...     $1.79       $1.76             --
                2014...     $1.62       $1.79             --
                2013...     $1.26       $1.62             --
                2012...     $1.12       $1.26             --
                2011...     $1.13       $1.12             --
                2010...     $1.01       $1.13             --
                2009...     $0.82       $1.01             --
                2008...     $1.34       $0.82             --
                2007...     $1.00       $1.34             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.29       $1.30         94,554
                2015...     $1.38       $1.29         79,849
                2014...     $1.39       $1.38         80,255
                2013...     $1.43       $1.39         82,342
                2012...     $1.26       $1.43         72,198
                2011...     $1.30       $1.26         35,249
                2010...     $1.17       $1.30         62,217
                2009...     $1.02       $1.17         16,539
                2008...     $1.00       $1.02          9,793
                2007...     $1.00       $1.00             --
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.01             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.04       $1.03         20,390
                2015...     $1.04       $1.04         16,751
                2014...     $1.00       $1.04         33,652
                2013...     $1.05       $1.00         31,147
                2012...     $1.04       $1.05         18,560
                2011...     $1.00       $1.04         13,736
                2010...     $0.96       $1.00         14,653
                2009...     $0.91       $0.96         14,401
                2008...     $1.07       $0.91          4,535
                2007...     $1.00       $1.07             --
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.32       $2.36         50,442
                2015...     $2.26       $2.32         32,712
                2014...     $1.78       $2.26         44,049
                2013...     $1.80       $1.78         43,984
                2012...     $1.56       $1.80         34,771
                2011...     $1.52       $1.56         19,130
                2010...     $1.21       $1.52         16,519
                2009...     $0.99       $1.21          7,072
                2008...     $1.60       $0.99          4,500
                2007...     $1.00       $1.60             --
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.03       $2.00        190,471
                2015...     $1.95       $2.03        209,777
                2014...     $1.76       $1.95        235,925
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.69       $2.00         26,166
                2015...     $1.80       $1.69         23,378
                2014...     $1.69       $1.80         24,802




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.11       $2.16         33,275
                2015...     $2.14       $2.11         52,805
                2014...     $1.96       $2.14         56,041
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $1.98       $2.14        217,771
                2015...     $2.07       $1.98        175,061
                2014...     $1.94       $2.07        190,092
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.43       $1.64          3,002
                2015...     $1.82       $1.43         10,632
                2014...     $2.04       $1.82         10,988
                2013...     $2.11       $2.04         10,934
                2012...     $1.91       $2.11         11,022
                2011...     $2.33       $1.91         73,556
                2010...     $2.03       $2.33         73,435
                2009...     $1.20       $2.03         74,357
                2008...     $2.61       $1.20         65,944
                2007...     $1.00       $2.61             --
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.04         48,306
                2015...     $1.07       $1.00         48,306
                2014...     $1.07       $1.07         48,660
                2013...     $1.01       $1.07         50,211
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.98             --
                2015...     $1.03       $0.95             --
                2014...     $1.02       $1.03             --
                2013...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.03             --
                2015...     $1.13       $1.00             --
                2014...     $1.14       $1.13             --
                2013...     $1.01       $1.14             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.02       $1.05             --
                2015...     $1.11       $1.02             --
                2014...     $1.11       $1.11             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --



2.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AB VPS DYNAMIC ASSET ALLOCATION
                SUB-ACCOUNT(Z)(AO)(AP):
                2016...     $1.02       $1.03             --
                2015...     $1.06       $1.02             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               AB VPS INTERNATIONAL VALUE
                SUB-ACCOUNT(A)(AO)(AQ):
                2016...     $0.53       $0.52         32,937
                2015...     $0.53       $0.53         13,579
                2014...     $0.58       $0.53          6,921
                2013...     $0.49       $0.58          7,154
                2012...     $0.44       $0.49          9,109
                2011...     $0.56       $0.44         91,399
                2010...     $0.55       $0.56         94,829
                2009...     $0.42       $0.55        103,712
                2008...     $1.00       $0.42         16,245
                2007...     $1.00       $0.92             --

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2016...     $1.60       $1.76             --
                2015...     $1.74       $1.60             --
                2014...     $1.59       $1.74             --
                2013...     $1.20       $1.59             --
                2012...     $1.08       $1.20             --
                2011...     $1.07       $1.08             --
                2010...     $0.97       $1.07             --
                2009...     $0.84       $0.97             --
                2008...     $1.32       $0.84             --
                2007...     $1.00       $1.32             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT(A):
                2016...     $1.08       $1.10        111,244
                2015...     $1.13       $1.08        107,697
                2014...     $1.13       $1.13        113,443
                2013...     $1.26       $1.13        156,927
                2012...     $1.20       $1.26        191,556
                2011...     $1.11       $1.20        123,773
                2010...     $1.08       $1.11        128,322
                2009...     $1.00       $1.08         60,557
                2008...     $1.04       $1.00         15,169
                2007...     $1.00       $1.04             --
               AMERICAN FUNDS IS: GLOBAL BOND SUB-ACCOUNT(O):
                2016...     $0.90       $0.90             --
                2015...     $0.96       $0.90             --
                2014...     $0.97       $0.96             --
                2013...     $1.02       $0.97             --
                2012...     $0.99       $1.02         27,239
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL GROWTH SUB-ACCOUNT(O):
                2016...     $1.29       $1.26          2,716
                2015...     $1.24       $1.29          4,027
                2014...     $1.24       $1.24          4,080
                2013...     $0.98       $1.24          6,012
                2012...     $0.82       $0.98          6,091
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION
                SUB-ACCOUNT(O):
                2016...     $1.06       $1.06          2,996
                2015...     $1.09       $1.06          4,442
                2014...     $1.09       $1.09          4,500
                2013...     $0.87       $1.09          6,632
                2012...     $0.76       $0.87         28,236
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(O):
                2016...     $1.38       $1.48          9,650
                2015...     $1.33       $1.38         33,759
                2014...     $1.26       $1.33         34,201
                2013...     $0.99       $1.26         34,653
                2012...     $0.86       $0.99         65,967
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: GROWTH-INCOME SUB-ACCOUNT(O):
                2016...     $1.43       $1.56             --
                2015...     $1.45       $1.43         23,591
                2014...     $1.34       $1.45         23,899
                2013...     $1.03       $1.34         24,212
                2012...     $0.90       $1.03         35,884
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: INTERNATIONAL SUB-ACCOUNT(O):
                2016...     $0.93       $0.94             --
                2015...     $1.00       $0.93         19,486
                2014...     $1.06       $1.00         19,741
                2013...     $0.89       $1.06         19,999
                2012...     $0.77       $0.89         74,043
                2011...     $1.00       $0.77             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(O):
                2016...     $0.86       $0.88            --
                2015...     $0.91       $0.86            --
                2014...     $1.01       $0.91            --
                2013...     $0.93       $1.01            --
                2012...     $0.81       $0.93            --
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED
                SECURITIES SUB-ACCOUNT(O):
                2016...     $1.00       $0.99            --
                2015...     $1.01       $1.00            --
                2014...     $0.98       $1.01            --
                2013...     $1.04       $0.98            --
                2012...     $1.05       $1.04            --
                2011...     $1.00       $1.05            --
               CLEARBRIDGE VARIABLE SMALL CAP GROWTH
                SUB-ACCOUNT(AR):
                2016...     $0.95       $0.97            --
                2015...     $1.00       $0.95            --
               FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2016...     $1.53       $1.76        16,218
                2015...     $1.64       $1.53        27,480
                2014...     $1.55       $1.64        28,221
                2013...     $1.24       $1.55        33,930
                2012...     $1.09       $1.24        31,022
                2011...     $1.11       $1.09        26,807
                2010...     $0.99       $1.11        27,370
                2009...     $0.78       $0.99        24,327
                2008...     $1.40       $0.78        13,008
                2007...     $0.00       $1.40         8,848
               FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
                2016...     $2.43       $2.66        44,652
                2015...     $2.54       $2.43        37,434
                2014...     $2.45       $2.54        38,252
                2013...     $1.85       $2.45        44,673
                2012...     $1.66       $1.85        44,757
                2011...     $1.90       $1.66        42,797
                2010...     $1.52       $1.90        56,016
                2009...     $1.11       $1.52         8,017
                2008...     $1.89       $1.11         4,636
                2007...     $1.00       $1.89            --
               FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(AE):
                2016...     $1.58       $1.79            --
                2015...     $1.71       $1.58         5,082
                2014...     $1.63       $1.71         5,149
                2013...     $1.31       $1.63        14,223
                2012...     $1.17       $1.31         8,094
                2011...     $1.21       $1.17        30,081
                2010...     $1.12       $1.21        29,236
                2009...     $0.91       $1.12        28,459
                2008...     $1.49       $0.91            --
                2007...     $1.00       $1.49            --
               FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(A)(AC):
                2016...     $1.19       $1.51        13,512
                2015...     $1.32       $1.19        19,373
                2014...     $1.35       $1.32        19,408
                2013...     $1.01       $1.35        32,397
                2012...     $0.88       $1.01        26,720
                2011...     $0.93       $0.88        36,174
                2010...     $0.75       $0.93        43,551
                2009...     $0.59       $0.75        45,589
                2008...     $0.91       $0.59         9,537
                2007...     $1.00       $0.91            --

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH VIP
                SUB-ACCOUNT(AD):
                2016...     $1.77       $1.80            --
                2015...     $1.87       $1.77            --
                2014...     $1.78       $1.87            --
                2013...     $1.32       $1.78            --
                2012...     $1.22       $1.32            --
                2011...     $1.32       $1.22        22,997
                2010...     $1.06       $1.32        23,298
                2009...     $0.76       $1.06        23,602
                2008...     $1.35       $0.76            --
                2007...     $1.00       $1.35            --
               GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION
                SUB-ACCOUNT(Z)(AN):
                2016...     $0.96       $0.98            --
                2015...     $1.05       $0.96            --
                2014...     $1.03       $1.05            --
                2013...     $1.00       $1.03            --
               GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE
                SUB-ACCOUNT(I)(U):
                2016...     $0.97       $0.96            --
                2015...     $1.00       $0.97            --
                2014...     $1.03       $1.00            --
                2013...     $1.05       $1.03            --
                2012...     $1.05       $1.05            --
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               INVESCO V.I. AMERICAN VALUE
                SUB-ACCOUNT(A)(L)(S)(V):
                2016...     $1.21       $1.36            --
                2015...     $1.37       $1.21            --
                2014...     $1.28       $1.37            --
                2013...     $0.98       $1.28            --
                2012...     $0.86       $0.98            --
                2011...     $0.87       $0.86            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               INVESCO V.I. COMSTOCK SUB-ACCOUNT(J)(W):
                2016...     $1.70       $1.94            --
                2015...     $1.86       $1.70            --
                2014...     $1.75       $1.86            --
                2013...     $1.32       $1.75            --
                2012...     $1.14       $1.32            --
                2011...     $1.19       $1.14            --
                2010...     $1.06       $1.19            --
                2009...     $0.84       $1.06            --
                2008...     $1.35       $0.84            --
                2007...     $1.00       $1.35            --
               INVESCO V.I. EQUITY AND INCOME
                SUB-ACCOUNT(F)(P)(X):
                2016...     $1.26       $1.41            --
                2015...     $1.33       $1.26            --
                2014...     $1.25       $1.33            --
                2013...     $1.03       $1.25            --
                2012...     $0.94       $1.03            --
                2011...     $0.94       $0.94            --
                2010...     $0.93       $0.98            --
                2009...     $0.71       $0.93            --
                2008...     $1.19       $0.71            --
                2007...     $1.00       $1.19            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(Y):
                2016...     $1.79       $2.08             --
                2015...     $1.90       $1.79             52
                2014...     $1.77       $1.90            798
                2013...     $1.36       $1.77            810
                2012...     $1.22       $1.36            823
                2011...     $1.27       $1.22          1,517
                2010...     $1.17       $1.27          2,276
                2009...     $0.96       $1.17          3,084
                2008...     $1.46       $0.96             --
                2007...     $1.00       $1.46             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(A)(F):
                2016...     $1.19       $1.30         31,950
                2015...     $1.29       $1.19         34,763
                2014...     $1.30       $1.29         37,377
                2013...     $0.97       $1.30         51,493
                2012...     $0.88       $0.97         43,581
                2011...     $0.91       $0.88         56,601
                2010...     $0.73       $0.91         67,787
                2009...     $0.62       $0.73         69,665
                2008...     $0.92       $0.62         17,953
                2007...     $1.00       $0.92             --
               IVY VIP ASSET STRATEGY SUB-ACCOUNT(C)(BA):
                2016...     $2.31       $2.19        143,136
                2015...     $2.58       $2.31        134,573
                2014...     $2.79       $2.58        139,244
                2013...     $2.29       $2.79        153,720
                2012...     $1.97       $2.29        147,240
                2011...     $2.17       $1.97        166,049
                2010...     $2.05       $2.17        157,104
                2009...     $1.68       $2.05         18,545
                2008...     $2.32       $1.68         11,508
                2007...     $1.00       $2.32             --
               IVY VIP BALANCED SUB-ACCOUNT(C)(BA):
                2016...     $1.80       $1.79             --
                2015...     $1.85       $1.80             --
                2014...     $1.77       $1.85             --
                2013...     $1.46       $1.77             --
                2012...     $1.34       $1.46             --
                2011...     $1.33       $1.34             --
                2010...     $1.17       $1.33             --
                2009...     $1.06       $1.17             --
                2008...     $1.37       $1.06             --
                2007...     $1.00       $1.37             --
               IVY VIP CORE EQUITY SUB-ACCOUNT(C)(BA):
                2016...     $2.18       $2.21             --
                2015...     $2.25       $2.18             --
                2014...     $2.10       $2.25             --
                2013...     $1.62       $2.10             --
                2012...     $1.40       $1.62             --
                2011...     $1.41       $1.40             --
                2010...     $1.19       $1.41             --
                2009...     $0.99       $1.19             --
                2008...     $1.55       $0.99             --
                2007...     $1.00       $1.55             --
               IVY VIP GLOBAL GROWTH SUB-ACCOUNT(B)(C)(AM)(BA):
                2016...     $1.78       $1.68             --
                2015...     $1.76       $1.78             --
                2014...     $1.79       $1.76             --
                2013...     $1.54       $1.79          4,663
                2012...     $1.34       $1.54             --
                2011...     $1.48       $1.34         24,664
                2010...     $1.32       $1.48         23,954
                2009...     $1.07       $1.32         23,183
                2008...     $1.89       $1.07             --
                2007...     $1.00       $1.89             --

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP HIGH INCOME SUB-ACCOUNT(Z)(AL)(BA):
                2016...     $0.93       $1.05          6,014
                2015...     $1.02       $0.93         30,074
                2014...     $1.02       $1.02         30,508
                2013...     $1.00       $1.02             --
               IVY VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(C)(G)(BA):
                2016...     $1.73       $1.70         44,493
                2015...     $1.79       $1.73         48,402
                2014...     $1.81       $1.79         46,191
                2013...     $1.48       $1.81         69,060
                2012...     $1.34       $1.48         58,615
                2011...     $1.60       $1.34         55,038
                2010...     $1.44       $1.60         64,855
                2009...     $1.08       $1.44         61,492
                2008...     $1.91       $1.08         16,453
                2007...     $0.00       $1.91          7,270
               IVY VIP MICRO CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $1.88       $2.07          4,046
                2015...     $2.12       $1.88            742
                2014...     $2.21       $2.12             --
                2013...     $1.44       $2.21             --
                2012...     $1.32       $1.44             --
                2011...     $1.46       $1.32             --
                2010...     $1.06       $1.46             --
                2009...     $0.77       $1.06             --
                2008...     $1.52       $0.77             --
                2007...     $1.00       $1.52             --
               IVY VIP MID CAP GROWTH SUB-ACCOUNT(C)(BA):
                2016...     $2.08       $2.16          7,553
                2015...     $2.27       $2.08          6,577
                2014...     $2.16       $2.27          6,663
                2013...     $1.70       $2.16          6,754
                2012...     $1.54       $1.70          6,846
                2011...     $1.58       $1.54             --
                2010...     $1.23       $1.58             --
                2009...     $0.86       $1.23             --
                2008...     $1.39       $0.86             --
                2007...     $1.00       $1.39             --
               IVY VIP NATURAL RESOURCES SUB-ACCOUNT(C)(BA)(BC):
                2016...     $0.79       $0.96        111,881
                2015...     $1.05       $0.79        119,970
                2014...     $1.23       $1.05         75,417
                2013...     $1.17       $1.23         84,571
                2012...     $1.18       $1.17         90,822
                2011...     $1.54       $1.18         76,247
                2010...     $1.35       $1.54         94,510
                2009...     $0.80       $1.35         17,257
                2008...     $2.12       $0.80         10,453
                2007...     $1.00       $2.12             --
               IVY VIP PATHFINDER MODERATE -- MANAGED
                VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.02             --
                2015...     $1.06       $1.03             --
                2014...     $1.04       $1.06             --
                2013...     $1.00       $1.04             --
               IVY VIP PATHFINDER MODERATELY AGGRESSIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.03       $1.03             --
                2015...     $1.06       $1.03             --
                2014...     $1.05       $1.06             --
                2013...     $1.00       $1.05             --
               IVY VIP PATHFINDER MODERATELY CONSERVATIVE --
                MANAGED VOLATILITY SUB-ACCOUNT(AA)(BA):
                2016...     $1.01       $1.00             --
                2015...     $1.04       $1.01             --
                2014...     $1.04       $1.04             --
                2013...     $1.00       $1.04             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(C)(BA):
                2016...     $2.92       $2.89         12,078
                2015...     $3.08       $2.92         10,985
                2014...     $3.07       $3.08          7,060
                2013...     $2.01       $3.07          9,072
                2012...     $1.61       $2.01          6,988
                2011...     $1.76       $1.61          5,549
                2010...     $1.60       $1.76          8,582
                2009...     $1.14       $1.60          9,503
                2008...     $1.76       $1.14         11,885
                2007...     $0.00       $1.76          2,890
               IVY VIP SMALL CAP CORE SUB-ACCOUNT(C)(BA)(BD):
                2016...     $1.86       $2.34          2,539
                2015...     $2.02       $1.86          7,437
                2014...     $1.93       $2.02          8,046
                2013...     $1.48       $1.93          9,276
                2012...     $1.28       $1.48          9,879
                2011...     $1.51       $1.28          6,750
                2010...     $1.22       $1.51          6,633
                2009...     $0.97       $1.22          2,587
                2008...     $1.35       $0.97          5,269
                2007...     $0.00       $1.35          5,127
               IVY VIP VALUE SUB-ACCOUNT(C)(BA):
                2016...     $1.80       $1.95             --
                2015...     $1.92       $1.80             --
                2014...     $1.77       $1.92             --
                2013...     $1.34       $1.77             --
                2012...     $1.16       $1.34             --
                2011...     $1.28       $1.16             --
                2010...     $1.11       $1.28             --
                2009...     $0.90       $1.11             --
                2008...     $1.39       $0.90             --
                2007...     $1.00       $1.39             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2016...     $1.86       $1.89          1,109
                2015...     $1.90       $1.86          1,157
                2014...     $1.80       $1.90          1,666
                2013...     $1.54       $1.80          1,619
                2012...     $1.39       $1.54          2,013
                2011...     $1.41       $1.39          2,997
                2010...     $1.33       $1.41          3,369
                2009...     $1.09       $1.33          5,911
                2008...     $1.33       $1.09          7,306
                2007...     $1.00       $1.33             --
               JANUS ASPEN: FLEXIBLE BOND SUB-ACCOUNT(AR):
                2016...     $0.97       $0.97             --
                2015...     $1.00       $0.97             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(D):
                2016...     $2.42       $2.41        111,549
                2015...     $2.22       $2.42         92,234
                2014...     $2.10       $2.22         93,998
                2013...     $1.64       $2.10         96,677
                2012...     $1.36       $1.64         95,982
                2011...     $1.50       $1.36        102,212
                2010...     $1.44       $1.50        142,321
                2009...     $1.01       $1.44          9,268
                2008...     $1.87       $1.01          8,164
                2007...     $0.00       $1.87          3,839

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(E):
                2016...     $1.71       $1.56        31,110
                2015...     $1.93       $1.71        33,278
                2014...     $2.25       $1.93        33,467
                2013...     $2.02       $2.25        43,116
                2012...     $1.83       $2.02        35,408
                2011...     $2.77       $1.83        33,922
                2010...     $2.27       $2.77        33,394
                2009...     $1.30       $2.27        32,719
                2008...     $2.79       $1.30        16,249
                2007...     $0.00       $2.79         4,020
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(A)(B):
                2016...     $1.21       $1.40        18,245
                2015...     $1.28       $1.21        25,957
                2014...     $1.21       $1.28        26,521
                2013...     $0.99       $1.21        41,795
                2012...     $0.92       $0.99        34,921
                2011...     $0.97       $0.92        41,269
                2010...     $0.86       $0.97        48,770
                2009...     $0.66       $0.86        38,689
                2008...     $0.94       $0.66        11,727
                2007...     $1.00       $0.94            --
               MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
                2016...     $1.53       $1.56            --
                2015...     $1.50       $1.53            --
                2014...     $1.42       $1.50            --
                2013...     $1.06       $1.42            --
                2012...     $0.93       $1.06            --
                2011...     $1.02       $0.93            --
                2010...     $0.81       $1.02            --
                2009...     $0.59       $0.81            --
                2008...     $1.24       $0.59            --
                2007...     $1.00       $1.24            --
               MFS(R) VIT II INTERNATIONAL VALUE
                SUB-ACCOUNT(AR):
                2016...     $0.96       $0.97            --
                2015...     $1.00       $0.96            --
               MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(A)(H)(BE):
                2016...     $0.57       $0.59        30,702
                2015...     $0.66       $0.57        34,370
                2014...     $0.70       $0.66        33,290
                2013...     $0.73       $0.70        46,326
                2012...     $0.63       $0.73        38,418
                2011...     $0.78       $0.63        29,833
                2010...     $0.68       $0.78        34,762
                2009...     $0.41       $0.68        38,124
                2008...     $1.00       $0.41        10,469
                2007...     $1.00       $0.97            --
               MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AV):
                2016...     $0.93       $1.01        55,929
                2015...     $0.98       $0.93        54,147
                2014...     $0.96       $0.98        55,742
                2013...     $0.83       $0.96        60,623
                2012...     $0.75       $0.83        93,684
                2011...     $0.81       $0.75        94,915
                2010...     $0.71       $0.81        52,393
                2009...     $0.58       $0.71            --
                2008...     $1.00       $0.58            --
                2007...     $1.00       $0.94            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORNINGSTAR BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AW):
                2016...     $1.01       $1.07        431,281
                2015...     $1.06       $1.01        384,808
                2014...     $1.04       $1.06        361,380
                2013...     $0.95       $1.04        363,547
                2012...     $0.88       $0.95        440,155
                2011...     $0.91       $0.88        443,686
                2010...     $0.83       $0.91        510,161
                2009...     $0.72       $0.83        292,492
                2008...     $0.97       $0.72        170,240
                2007...     $1.00       $0.97             --
               MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AX):
                2016...     $1.01       $1.03             --
                2015...     $1.05       $1.01             --
                2014...     $1.05       $1.05             --
                2013...     $1.04       $1.05             --
                2012...     $1.02       $1.04         33,742
                2011...     $1.01       $1.02         34,185
                2010...     $0.97       $1.01         34,631
                2009...     $0.92       $0.97         35,084
                2008...     $1.01       $0.92             --
                2007...     $1.00       $1.01             --
               MORNINGSTAR GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT(A)(AY):
                2016...     $0.97       $1.04        230,427
                2015...     $1.02       $0.97        207,101
                2014...     $1.00       $1.02        209,844
                2013...     $0.88       $1.00             --
                2012...     $0.80       $0.88             --
                2011...     $0.85       $0.80             --
                2010...     $0.76       $0.85             --
                2009...     $0.63       $0.76             --
                2008...     $1.00       $0.63             --
                2007...     $1.00       $0.95             --
               MORNINGSTAR INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT(A)(AZ):
                2016...     $1.01       $1.04         35,206
                2015...     $1.05       $1.01         31,668
                2014...     $1.04       $1.05         32,114
                2013...     $0.99       $1.04         32,565
                2012...     $0.94       $0.99         69,613
                2011...     $0.96       $0.94         70,560
                2010...     $0.90       $0.96        109,072
                2009...     $0.82       $0.90        110,782
                2008...     $1.00       $0.82             --
                2007...     $1.00       $0.99             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT(A):
                2016...     $1.24       $1.33             --
                2015...     $1.28       $1.24             --
                2014...     $1.19       $1.28             --
                2013...     $0.89       $1.19             --
                2012...     $0.82       $0.89             --
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00       $0.96             --

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER INTERNATIONAL GROWTH/VA
                SUB-ACCOUNT(AB):
                2016...     $1.91       $1.81             --
                2015...     $1.90       $1.91             --
                2014...     $2.10       $1.90             --
                2013...     $1.71       $2.10             --
                2012...     $1.44       $1.71             --
                2011...     $1.60       $1.44             --
                2010...     $1.43       $1.60             --
                2009...     $1.06       $1.43             --
                2008...     $1.90       $1.06             --
                2007...     $1.00       $1.90             --
               OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                SUB-ACCOUNT(A)(N)(T):
                2016...     $1.31       $1.50         85,908
                2015...     $1.43       $1.31         85,273
                2014...     $1.31       $1.43         86,395
                2013...     $0.96       $1.31         87,532
                2012...     $0.83       $0.96         78,840
                2011...     $0.88       $0.83         78,662
                2010...     $0.73       $0.88        116,137
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00       $0.90             --
               PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION
                SUB-ACCOUNT(Z):
                2016...     $0.98       $1.03             --
                2015...     $1.07       $0.98             --
                2014...     $1.04       $1.07             --
                2013...     $1.00       $1.04             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(I):
                2016...     $0.96       $0.95             --
                2015...     $0.98       $0.96             --
                2014...     $1.00       $0.98             --
                2013...     $1.03       $1.00         28,743
                2012...     $0.99       $1.03         63,512
                2011...     $1.01       $0.99             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(I):
                2016...     $1.05       $1.05             --
                2015...     $1.07       $1.05             --
                2014...     $1.06       $1.07             --
                2013...     $1.10       $1.06         26,656
                2012...     $1.03       $1.10         90,117
                2011...     $1.02       $1.03             --
                2010...     $1.00       $1.02             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(D):
                2016...     $1.54       $1.71             --
                2015...     $1.63       $1.54             --
                2014...     $1.48       $1.63             --
                2013...     $1.15       $1.48             --
                2012...     $0.99       $1.15             --
                2011...     $0.99       $0.99             --
                2010...     $0.90       $0.99             --
                2009...     $0.72       $0.90             --
                2008...     $1.33       $0.72             --
                2007...     $1.00       $1.33             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2016...     $1.46       $1.64             --
                2015...     $1.62       $1.46             --
                2014...     $1.50       $1.62             --
                2013...     $1.13       $1.50             --
                2012...     $0.98       $1.13             --
                2011...     $1.05       $0.98             --
                2010...     $0.94       $1.05             --
                2009...     $0.74       $0.94             --
                2008...     $1.24       $0.74             --
                2007...     $1.00       $1.24             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH OPPORTUNITIES SUB-ACCOUNT(BB):
                2016...     $1.63       $1.63             --
                2015...     $1.78       $1.63             --
                2014...     $1.66       $1.78             --
                2013...     $1.18       $1.66             --
                2012...     $1.06       $1.18             --
                2011...     $1.33       $1.06             --
                2010...     $1.13       $1.33             --
                2009...     $0.70       $1.13             --
                2008...     $1.15       $0.70             --
                2007...     $1.00       $1.15             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2016...     $1.34       $1.27             --
                2015...     $1.37       $1.34             --
                2014...     $1.51       $1.37             --
                2013...     $1.20       $1.51             --
                2012...     $1.01       $1.20             --
                2011...     $1.25       $1.01             --
                2010...     $1.17       $1.25          4,217
                2009...     $0.96       $1.17          4,195
                2008...     $1.75       $0.96          3,320
                2007...     $0.00       $1.75          3,801
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(M):
                2016...     $1.76       $1.85             --
                2015...     $1.81       $1.76             --
                2014...     $1.64       $1.81             --
                2013...     $1.23       $1.64             --
                2012...     $1.08       $1.23             --
                2011...     $1.17       $1.08             --
                2010...     $1.00       $1.17             --
                2009...     $0.78       $1.00             --
                2008...     $1.30       $0.78             --
                2007...     $1.00       $1.30             --
               SFT ADVANTUS BOND SUB-ACCOUNT(Q):
                2016...     $1.16       $1.18        155,178
                2015...     $1.19       $1.16        196,726
                2014...     $1.14       $1.19        203,686
                2013...     $1.18       $1.14        290,115
                2012...     $1.13       $1.18        244,192
                2011...     $1.07       $1.13        297,754
                2010...     $1.00       $1.07        261,792
                2009...     $0.89       $1.00        245,480
                2008...     $1.05       $0.89         43,029
                2007...     $0.00       $1.05         24,380
               SFT ADVANTUS DYNAMIC MANAGED VOLATILITY
                SUB-ACCOUNT(Z)(AT):
                2016...     $1.05       $1.11             --
                2015...     $1.11       $1.05             --
                2014...     $1.06       $1.11             --
                2013...     $1.00       $1.06             --
               SFT ADVANTUS GOVERNMENT MONEY MARKET
                SUB-ACCOUNT(Q)(AU):
                2016...     $0.85       $0.83          5,847
                2015...     $0.87       $0.85         13,647
                2014...     $0.89       $0.87         73,159
                2013...     $0.92       $0.89         20,416
                2012...     $0.94       $0.92        211,362
                2011...     $0.96       $0.94        207,931
                2010...     $0.99       $0.96         19,121
                2009...     $1.01       $0.99         17,655
                2008...     $1.02       $1.01        117,945
                2007...     $1.00       $1.02             --

2.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(Q):
                2016...     $2.13       $2.49         46,116
                2015...     $2.24       $2.13         50,000
                2014...     $2.10       $2.24         51,693
                2013...     $1.63       $2.10         68,394
                2012...     $1.42       $1.63         70,700
                2011...     $1.49       $1.42         63,514
                2010...     $1.21       $1.49         52,782
                2009...     $0.91       $1.21         45,580
                2008...     $1.47       $0.91         12,794
                2007...     $0.00       $1.47          9,828
               SFT ADVANTUS INDEX 500 SUB-ACCOUNT(Q):
                2016...     $1.75       $1.91          2,530
                2015...     $1.78       $1.75          2,070
                2014...     $1.61       $1.78          5,462
                2013...     $1.26       $1.61          6,242
                2012...     $1.12       $1.26          7,096
                2011...     $1.13       $1.12          8,172
                2010...     $1.01       $1.13          9,690
                2009...     $0.82       $1.01         10,599
                2008...     $1.34       $0.82          5,351
                2007...     $1.00       $1.34             --
               SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(Q):
                2016...     $1.29       $1.29         25,544
                2015...     $1.38       $1.29         33,411
                2014...     $1.39       $1.38         38,196
                2013...     $1.42       $1.39         62,451
                2012...     $1.26       $1.42         52,425
                2011...     $1.29       $1.26         64,764
                2010...     $1.16       $1.29         75,244
                2009...     $1.01       $1.16         70,516
                2008...     $1.00       $1.01         26,578
                2007...     $0.00       $1.00          5,411
               SFT ADVANTUS MANAGED VOLATILITY EQUITY
                SUB-ACCOUNT(AS):
                2016...     $1.00       $1.01             --
                2015...     $1.00       $1.00             --
               SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(Q):
                2016...     $1.03       $1.02          6,318
                2015...     $1.03       $1.03         10,402
                2014...     $1.00       $1.03         11,053
                2013...     $1.04       $1.00         25,948
                2012...     $1.03       $1.04         23,471
                2011...     $0.99       $1.03         23,456
                2010...     $0.95       $0.99         27,723
                2009...     $0.91       $0.95         25,929
                2008...     $1.07       $0.91          7,173
                2007...     $0.00       $1.07          4,617
               SFT ADVANTUS REAL ESTATE SECURITIES
                SUB-ACCOUNT(Q):
                2016...     $2.30       $2.34         34,735
                2015...     $2.25       $2.30         29,121
                2014...     $1.77       $2.25         31,496
                2013...     $1.79       $1.77         43,902
                2012...     $1.56       $1.79         44,909
                2011...     $1.52       $1.56         49,496
                2010...     $1.21       $1.52         39,037
                2009...     $0.99       $1.21         43,177
                2008...     $1.60       $0.99          8,682
                2007...     $0.00       $1.60          3,089
               SFT IVY/SM/ GROWTH SUB-ACCOUNT(AG)(AH):
                2016...     $2.01       $1.98         91,327
                2015...     $1.93       $2.01        118,206
                2014...     $1.75       $1.93        124,434
               SFT IVY/SM/ SMALL CAP GROWTH SUB-ACCOUNT(AG)(AI):
                2016...     $1.68       $1.99          5,184
                2015...     $1.79       $1.68         10,587
                2014...     $1.68       $1.79         11,178




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               SFT PYRAMIS(R) CORE EQUITY SUB-ACCOUNT(AG)(AJ):
                2016...     $2.10       $2.15         21,748
                2015...     $2.13       $2.10         18,071
                2014...     $1.95       $2.13         17,653
               SFT T. ROWE PRICE VALUE SUB-ACCOUNT(AG)(AK):
                2016...     $1.97       $2.12         68,192
                2015...     $2.06       $1.97        116,264
                2014...     $1.93       $2.06        116,943
               TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(AF):
                2016...     $1.42       $1.63          9,613
                2015...     $1.81       $1.42          8,556
                2014...     $2.03       $1.81          8,121
                2013...     $2.10       $2.03          8,055
                2012...     $1.90       $2.10          7,922
                2011...     $2.32       $1.90         10,239
                2010...     $2.02       $2.32          8,197
                2009...     $1.20       $2.02            463
                2008...     $2.60       $1.20          1,245
                2007...     $0.00       $2.60          1,007
               TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.03             --
                2015...     $1.07       $1.00             --
                2014...     $1.07       $1.07             --
                2013...     $1.01       $1.07             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(AA):
                2016...     $0.95       $0.97             --
                2015...     $1.02       $0.95             --
                2014...     $1.02       $1.02             --
                2013...     $1.00       $1.02             --
               TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(R):
                2016...     $1.00       $1.03             --
                2015...     $1.13       $1.00             --
                2014...     $1.14       $1.13             --
                2013...     $1.01       $1.14             --
                2012...     $1.00       $1.01             --
               TOPS(R) MANAGED RISK MODERATE GROWTH ETF
                SUB-ACCOUNT(R):
                2016...     $1.01       $1.05             --
                2015...     $1.11       $1.01             --
                2014...     $1.11       $1.11             --
                2013...     $1.01       $1.11             --
                2012...     $1.00       $1.01             --

--------

(a) Sub-Account was made available effective October 12, 2007.

(b) Janus Aspen Series: Mid Cap Value Portfolio changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(c) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.

(d) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(e) Janus International Growth Portfolio changed its name to Janus Aspen Overseas Portfolio effective May 1, 2009.

(f) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Fund (Invesco Variable Insurance Funds) effective April 30, 2010.

(g) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(h) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

(i) Sub-Account was made available effective April 30, 2010.

(j) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(k) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(l) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(m) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.

(n) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(o) Sub-Account was made available effective April 29, 2011.

(p) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(q) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1,
    2012.

(r) Sub-Account was made available effective May 1, 2012.

(s) Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.

(t) Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.

(u) Goldman Sachs Government Income changed its name to Goldman Sachs High Quality Floating Rate effective April 30, 2013.

(v) Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective May 1, 2013.

(w) Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective May 1, 2013.

(x) Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective May 1, 2013.

(y) Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective May 1, 2013.

(z) Sub-Account was made available effective May 1, 2013.

(aa)Sub-Account was made available effective October 4, 2013.

(ab)Panorama International Growth/VA reorganized to Oppenheimer International Growth/VA on April 30, 2014.

(ac)Franklin Small Cap Value Securities changed its name to Franklin Small Cap Value VIP effective May 1, 2014.

(ad)Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.

(ae)Mutual Shares Securities changed its name to Franklin Mutual Shares VIP effective May 1, 2014.

(af)Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.

(ag)Sub-Account was made available effective May 1, 2014.

(ah)American Century VP Ultra(R), Franklin Large Cap Growth VIP, Invesco V.I. American Franchise, Ivy Funds VIP Growth, MFS(R) Investors Growth Stock Series, and Oppenheimer Capital Appreciation/VA substituted into SFT IvyA/SM/ Growth effective May 1, 2014.

(ai)Ivy Funds VIP Small Cap Growth and MFS(R) New Discovery Series substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.

(aj)Invesco V.I. Core Equity and Fidelity(R) VIP Funds Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.

(ak)American Century VP Value and MFS(R) Value Series substituted into SFT T. Rowe Price effective May 1, 2014.

(al)Fidelity(R) VIP Funds High Income and Oppenheimer Global Strategic Income/VA substituted into Ivy Funds VIP High Income effective May 1, 2014.

(am)Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.

(an)Goldman Sachs VIT Global Markets Navigator changed its name to Goldman Sachs VIT Global Trends Allocation effective April 29, 2015.

(ao)AllianceBernstein Variable Products Series Fund, Inc. changed its name to AB Variable Products Series Fund, Inc. effective May 1, 2015.

(ap)AllianceBernstein VPS Dynamic Asset Allocation changed its name to AB VPS Dynamic Asset Allocation effective May 1, 2015.

(aq)AllianceBernstein VPS International Value changed its name to AB VPS International Value effective May 1, 2015.

(ar)Sub-Account was made available effective May 1, 2015.

(as)Sub-Account was made available effective November 23, 2015.

(at)SFT Advantus Managed Volatility Fund changed its name to SFT Advantus Dynamic Managed Volatility Fund effective April 29, 2016.

(au)SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.

(av)Ibbotson Aggressive Growth ETF Asset Allocation changed its name to Morningstar Aggressive Growth ETF Asset Allocation effective April 30, 2016.

(aw)Ibbotson Balanced ETF Asset Allocation changed its name to Morningstar Balanced ETF Asset Allocation effective April 30, 2016.

(ax)Ibbotson Conservative ETF Asset Allocation changed its name to Morningstar Conservative ETF Asset Allocation effective April 30, 2016.

(ay)Ibbotson Growth ETF Asset Allocation changed its name to Morningstar Growth ETF Asset Allocation effective April 30, 2016.

(az)Ibbotson Income and Growth ETF Asset Allocation changed its name to Morningstar Income and Growth ETF Asset Allocation effective April 30, 2016.

(ba)The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.

(bb)Putnam VT Voyager Fund merged into the Putnam VT Growth Opportunities Fund effective November 21, 2016.

(bc)Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources effective April 28, 2017.

(bd)Ivy VIP Small Cap Value changed its name to Ivy Small Cap Core effective April 28, 2017.

(be)Universal Institutional Funds, Inc. Emerging Markets Equity changed its name to Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity effective May 1, 2017.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES




The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.82% and 10.00%.

For illustration purposes, an average annual expense equal to 2.32% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.32% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.97% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.96

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.82% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                                    [CHART]



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.82% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.32% NET) (4.50% NET) (7.68% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $632        $632        $  632
                 4.......... 68      $516        $632        $  691
                 7.......... 71      $422        $632        $  756
                 10......... 74      $344        $632        $  828
                 13......... 77      $281        $632        $  906
                 16......... 80      $230        $632        $  991
                 19......... 83      $188        $632        $1,084
                 22......... 86      $153        $632        $1,186
                 25......... 89      $125        $632        $1,298
                 28......... 92      $102        $632        $1,420
                 31......... 95      $ 83        $632        $1,553
                 34......... 98      $ 68        $632        $1,699



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $541.75.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where I = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       J = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       N = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                   FORM N-4

ITEM NUMBER  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------  ----------------------------------------------
    15.      Cover Page
    16.      Cover Page
    17.      General Information and History
    18.      Not applicable
    19.      Not applicable
    20.      Distribution of Contract
    21.      Performance
    22.      Independent Registered Public Accounting Firm
             Registration Statement
    23.      Financial Statements

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2017


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       General Information and History
       Distribution of Contract
       Performance Data
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.



                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Portfolios: Bond, Government Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2016, 2015 and 2014 were $42,812,746, $47,222,709 and $43,100,936 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian

Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.




H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Summit Brokerage Services Inc.
595 South Federal Highway, Suite 500
Boca Raton, FL 33432

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                      (1/N)
                                T = (ERV/P) -1

Where  T   =   average annual total return
       ERV =   ending redeemable value
       P   =   hypothetical initial payment of $1,000
       N   =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                          a-b   6
               YIELD = 2[(--- + 1) -1]
                          CD

Where  a = net investment income earned during the period by the portfolio attributable to the sub-account.
       b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
       d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.



                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       53

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in note 1 of Variable Annuity Account (collectively, the Account), as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2017


                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS
                                               AB VPS        AB VPS INTL     VP INC &     VP INFL PRO   IS GLBL BOND     IS GLBL
                                           DYNASSTALL CL B   VALUE CL B     GRO CL II        CL II          CL 2       GROWTH CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   132,665,055        770,347     4,607,124     69,117,880     8,925,349     11,164,501
Receivable from Minnesota Life for
  contract purchase payments                        42,967             --        12,372         73,154           956          1,401
Receivable for investments sold                         --             31            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               132,708,022        770,378     4,619,496     69,191,034     8,926,305     11,165,902
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --             37            --             --            --             --
Payable for investments purchased                   43,795             --        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               43,795             37        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   132,664,227        770,341     4,603,024     69,036,489     8,880,754     11,164,434
Contracts in annuity payment period                     --             --         4,051         80,922        44,537             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           11,476,216         58,537       494,327      6,836,586       801,198        468,113
    Investments at cost                    $   133,414,695        811,629     4,540,844     76,339,818     9,287,051     12,029,065

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS      AMER FUNDS     AMER FUNDS                   AMER FUNDS    AMER FUNDS
                                             IS GLBL SM       IS GROWTH     IS GROWTH-    AMER FUNDS       IS NEW         IS US
                                               CP CL 2          CL 2         INC CL 2    IS INTL CL 2    WORLD CL 2   GOVT/AAA CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,074,887     35,311,665    30,315,112     14,498,676     9,352,866     12,410,054
Receivable from Minnesota Life for
  contract purchase payments                        34,913             --        51,430             --            --          2,258
Receivable for investments sold                         --          2,089            --            933           422             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,109,800     35,313,754    30,366,542     14,499,609     9,353,288     12,412,312
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          2,441            --          1,026           499             --
Payable for investments purchased                   34,973             --        51,734             --            --          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               34,973          2,441        51,734          1,026           499          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,043,799     35,278,655    30,269,301     14,498,583     9,323,816     12,398,128
Contracts in annuity payment period                 31,028         32,658        45,507             --        28,973         11,837
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              409,477        527,670       688,980        865,076       478,652      1,040,239
    Investments at cost                    $     9,538,208     37,205,797    31,669,213     16,530,778    10,163,980     12,782,175

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             CLEARBRIDGE     FIDELITY VIP                                 FRANKLIN       FRANKLIN
                                             VAR SM GRO         EQUITY-    FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL
                                                CL II         INCOME SC2   MID CAP SC2   MKTS VIP CL 2    VIP CL 2       VIP CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     1,700,520     81,881,137    36,510,391     21,168,106     6,244,343     36,490,783
Receivable from Minnesota Life for
  contract purchase payments                            --        112,924            --             --            --         24,213
Receivable for investments sold                         68             --        17,013          1,902           100             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 1,700,588     81,994,061    36,527,404     21,170,008     6,244,443     36,514,996
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         80             --        17,210          2,023           127             --
Payable for investments purchased                       --        113,496            --             --            --         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                   80        113,496        17,210          2,023           127         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     1,695,592     81,525,585    36,251,983     21,091,016     6,226,893     36,444,722
Contracts in annuity payment period                  4,916        354,980       258,211         76,969        17,423         45,699
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                               82,630      3,815,524     1,105,371      2,876,101       310,973      1,884,855
    Investments at cost                    $     1,631,986     71,419,423    34,193,350     24,105,163     5,403,418     35,815,815

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FRANKLIN SM-      GOLDMAN        GOLDMAN      INVESCO VI    INVESCO VI     INVESCO VI
                                               MD CP GR      SACHS VI HQ     SACHS VIT     AMER VALUE    COMSTOCK SR     EQUITY &
                                               VIP CL 2       FLT RT SS    GBL TRNDS SS       SR II          II          INC SR II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,851,791     38,919,890   117,912,675      9,229,541    50,584,051      5,038,688
Receivable from Minnesota Life for
  contract purchase payments                            --             --        10,333         36,477        20,491             --
Receivable for investments sold                         80          4,394            --             --            --          2,494
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,851,871     38,924,284   117,923,008      9,266,018    50,604,542      5,041,182
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        112          4,666            --             --            --          2,528
Payable for investments purchased                       --             --        11,053         36,556        20,857             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  112          4,666        11,053         36,556        20,857          2,528
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,790,190     38,895,046   117,911,955      9,186,572    50,447,201      5,038,654
Contracts in annuity payment period                 61,569         24,572            --         42,890       136,484             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              544,056      3,749,508    10,416,314        546,127     2,716,651        284,994
    Investments at cost                    $    10,798,891     39,631,807   119,136,842      9,697,274    44,310,117      4,918,056

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              INVESCO VI     INVESCO VI      IVY VIP
                                             GROWTH & INC    SM CAP EQTY      ASSET         IVY VIP                    IVY VIP CORE
                                                SR II          SR II         STRATEGY       BALANCED    IVY VIP BOND      EQUITY
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     9,075,863     20,811,278   145,356,384    110,047,385   132,718,960     99,292,466
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --         1,909             --
Receivable for investments sold                        456          1,393       191,026         88,055            --         60,656
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 9,076,319     20,812,671   145,547,410    110,135,440   132,720,869     99,353,122
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        587          1,542       191,743         88,294            --         61,112
Payable for investments purchased                       --             --            --             --         2,129             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  587          1,542       191,743         88,294         2,129         61,112
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     9,075,732     20,796,465   145,001,026    107,873,531   132,554,363     98,831,083
Contracts in annuity payment period                     --         14,664       354,641      2,173,615       164,377        460,927
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              431,773      1,183,804    18,070,162     14,724,422    25,202,993      9,306,546
    Investments at cost                    $     9,339,499     21,977,540   182,392,945    129,904,447   140,475,470    116,094,933

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                           IVY VIP     IVY VIP GOVT
                                               IVY VIP         IVY VIP     IVY VIP GLBL     IVY VIP        GLOBAL          MONEY
                                             DIVIDEND OPP       ENERGY      NATURAL RES   GLOBAL BOND      GROWTH          MARKET
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    21,597,849      6,986,128    41,112,771      6,722,999    62,465,150     10,490,508
Receivable from Minnesota Life for
  contract purchase payments                            --          4,391            --             --            --             --
Receivable for investments sold                      7,967             --        28,712          6,176        26,793            437
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                21,605,816      6,990,519    41,141,483      6,729,175    62,491,943     10,490,945
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      8,059             --        29,092          6,192        27,188            459
Payable for investments purchased                       --          4,437            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                8,059          4,437        29,092          6,192        27,188            459
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    21,451,804      6,973,817    41,059,734      6,671,912    62,367,044     10,485,539
Contracts in annuity payment period                145,953         12,265        52,657         51,071        97,711          4,947
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,773,720      1,031,543     9,128,260      1,375,296     7,669,329     10,490,508
    Investments at cost                    $    20,563,200      6,588,252    43,849,311      6,950,928    64,582,456     10,490,508

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                            IVY VIP       IVY VIP
                                               IVY VIP       IVY VIP HIGH  IVY VIP INTL   LIMITED-TERM     MICRO       IVY VIP MID
                                               GROWTH           INCOME     CORE EQUITY       BOND        CAP GROWTH     CAP GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    55,403,640     92,040,843   150,581,038     39,615,225    23,945,886     60,308,881
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                     59,435         38,160        34,461         14,437         6,681         25,944
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                55,463,075     92,079,003   150,615,499     39,629,662    23,952,567     60,334,825
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     59,662         38,799        35,064         14,483         6,796         26,278
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               59,662         38,799        35,064         14,483         6,796         26,278
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    55,243,944     91,766,205   149,733,018     39,615,179    23,879,456     60,224,708
Contracts in annuity payment period                159,469        273,999       847,417             --        66,315         83,839
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            5,377,167     25,510,918     9,841,641      8,102,101     1,158,878      6,390,210
    Investments at cost                    $    56,138,369     95,962,758   153,786,626     39,844,480    25,771,088     59,872,817

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                           IVY VIP        IVY VIP        IVY VIP
                                            IVY VIP PATH     IVY VIP PATH  IVY VIP PATH   PATHFINDER     PATHFINDER     PATHFINDER
                                             MOD AGG MVF     MOD CON MVF      MOD MVF     AGGRESSIVE      CONSERV        MOD AGGR
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    62,068,752     34,087,954   345,139,336     17,383,253    32,156,153    246,007,781
Receivable from Minnesota Life for
  contract purchase payments                            --            726            --             --            --             --
Receivable for investments sold                    174,799             --       171,270          1,047         1,255         30,602
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                62,243,551     34,088,680   345,310,606     17,384,300    32,157,408    246,038,383
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                    174,963             --       172,413          1,115         1,289         30,914
Payable for investments purchased                       --            803            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              174,963            803       172,413          1,115         1,289         30,914
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    62,068,588     34,087,877   345,138,193     17,383,185    32,097,603    246,007,469
Contracts in annuity payment period                     --             --            --             --        58,516             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           12,273,343      6,689,684    65,779,667      3,715,402     6,558,064     47,886,590
    Investments at cost                    $    64,910,435     34,899,518   353,586,292     19,164,818    34,707,245    244,517,138

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP         IVY VIP                      IVY VIP        IVY VIP       IVY VIP
                                            PATHFINDER MOD    PATHFINDER   IVY VIP REAL     SCIENCE       SMALL CAP     SMALL CAP
                                                CONS           MODERATE     ESTATE SEC      & TECH         GROWTH         VALUE
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    70,486,451    208,956,363    12,144,919     61,891,280    27,864,604     63,332,922
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --         85,647            --         43,637
Receivable for investments sold                      4,073         12,299        20,635             --        25,060             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                70,490,524    208,968,662    12,165,554     61,976,927    27,889,664     63,376,559
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      4,147         12,607        20,726             --        25,190             --
Payable for investments purchased                       --             --            --         86,056            --         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                4,147         12,607        20,726         86,056        25,190         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    70,486,377    208,907,037    12,105,239     61,606,002    27,844,005     63,078,823
Contracts in annuity payment period                     --         49,018        39,589        284,869        20,469        253,802
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           14,122,994     41,664,612     1,446,633      2,770,474     2,876,346      3,452,477
    Investments at cost                    $    75,590,394    212,280,011    11,219,917     57,642,040    29,517,580     54,396,664

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            JANUS ASPEN                                JANUS ASPEN
                                                IVY VIP      JANUS ASPEN     FLEXIBLE     JANUS ASPEN    JANUS ASPEN   PERK MID CP
                                                 VALUE       BALANCED SS      BOND SS       FORTY SS     OVERSEAS SS      VAL SS
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    89,436,020     21,637,031    17,218,763     35,727,874    40,773,516     24,813,043
Receivable from Minnesota Life for
  contract purchase payments                        21,125             --            --             --            --         33,295
Receivable for investments sold                         --         13,674        55,139         60,171         6,683             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                89,457,145     21,650,705    17,273,902     35,788,045    40,780,199     24,846,338
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         13,807        55,257         60,357         6,908             --
Payable for investments purchased                   21,492             --            --             --            --         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               21,492         13,807        55,257         60,357         6,908         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    88,777,783     21,624,814    17,193,898     35,568,382    40,671,132     24,777,956
Contracts in annuity payment period                657,870         12,084        24,747        159,306       102,159         34,901
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           15,091,630        678,490     1,363,322      1,160,373     1,708,149      1,541,183
    Investments at cost                    $    91,725,039     20,892,291    17,598,810     40,000,017    58,913,269     25,316,940

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               MFS VIT     MORGSTANLEY    MORNINGSTAR    MORNINGSTAR   MORNINGSTAR
                                              MFS VIT II       MID CAP      UIF EMG MK    AGGR GROWTH     BALANCED    CONSERVATIVE
                                            INTL VALUE SC   GROWTH SER SC     EQ CL 2        ETF II        ETF II         ETF II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    10,954,163      1,220,694    23,134,431      7,797,615    60,540,673     14,462,662
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                        159          1,015         1,720            683         1,063         34,742
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                10,954,322      1,221,709    23,136,151      7,798,298    60,541,736     14,497,404
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        240          1,029         1,900            754         1,426         34,870
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  240          1,029         1,900            754         1,426         34,870
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    10,922,397      1,220,680    23,093,661      7,797,544    60,252,899     14,462,534
Contracts in annuity payment period                 31,685             --        40,590             --       287,411             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              492,765        161,467     1,764,640        674,534     5,564,400      1,351,651
    Investments at cost                    $    11,072,523      1,297,160    24,838,905      7,706,668    59,063,900     15,185,886

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             MORNINGSTAR     NEUBERGER    OPPENHEIMER   OPPENHEIMER      PIMCO VIT
                                             MORNINGSTAR    INC & GROWTH    BERMAN SOC   INTL GROW VA   MS SM CAP VA      GLB DIV
                                            GROWTH ETF II      ETF II        RESP S CL        SS             SS         ALL ADV CL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    23,992,701     28,063,277     3,243,228     35,350,598     3,813,959    101,403,428
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --          8,158
Receivable for investments sold                     62,875         23,914            40         13,721        22,755             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                24,055,576     28,087,191     3,243,268     35,364,319     3,836,714    101,411,586
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     63,089         24,123            69         14,003        22,803             --
Payable for investments purchased                       --             --            --             --            --          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               63,089         24,123            69         14,003        22,803          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    23,992,487     28,063,068     3,230,610     35,271,551     3,813,911    101,402,853
Contracts in annuity payment period                     --             --        12,589         78,765            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,203,187      2,677,794       143,126     16,366,018       160,588     10,551,866
    Investments at cost                    $    20,847,637     29,178,001     3,221,036     39,819,261     3,697,556    106,242,696

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              PIMCO VIT       PIMCO VIT      PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                            LOW DUR PORT     TOTAL RETURN     EQUITY       GROWTH AND    GROWTH OPP     INTER EQ
                                                ADV CL          ADV CL     INCOME CL IB    INC CL IB        CL IB         CL IB
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    61,879,069    158,407,561     5,356,026      6,373,054     3,760,593      3,312,363
Receivable from Minnesota Life for
  contract purchase payments                            --             --           643             --            --             --
Receivable for investments sold                      6,846        192,616            --          2,883         1,718            590
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                61,885,915    158,600,177     5,356,669      6,375,937     3,762,311      3,312,953
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      7,303        193,766            --          2,936         1,746            614
Payable for investments purchased                       --             --           682             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                7,303        193,766           682          2,936         1,746            614
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    61,793,217    158,301,349     5,332,645      6,317,084     3,755,980      3,296,739
Contracts in annuity payment period                 85,395        105,062        23,342         55,917         4,585         15,600
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            6,042,878     14,887,929       227,046        245,212       486,493        268,643
    Investments at cost                    $    64,007,372    167,559,470     4,637,516      5,826,065     4,029,465      3,122,557

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                          -------------------------------------------------------------------------
                                                             PUTNAM VT                    SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS
                                                           MULTI-CAP GRO    SFT ADVANTUS  DYNAMIC MGD     GOVT MONEY   INDEX 400 MC
                                                               CL IB          BOND CL 2       VOL           MARKET         CL 2
                                                          ---------------  -------------  ------------  -------------  ------------
ASSETS
Investments at net asset value                            $     1,131,900    195,672,068   273,247,514     34,125,510    84,752,984
Receivable from Minnesota Life for contract purchase
  payments                                                            523        106,202       524,402             --        40,503
Receivable for investments sold                                        --             --            --        118,430            --
                                                          ---------------  -------------  ------------  -------------  ------------
    Total assets                                                1,132,423    195,778,270   273,771,916     34,243,940    84,793,487
                                                          ---------------  -------------  ------------  -------------  ------------

LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                --             --            --        118,637            --
Payable for investments purchased                                     532        107,337       526,207             --        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Total liabilities                                                 532        107,337       526,207        118,637        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Net assets applicable to contract owners              $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                          $     1,131,891    194,880,451   273,245,709     34,074,147    84,386,173
Contracts in annuity payment period                                    --        790,482            --         51,156       366,294
                                                          ---------------  -------------  ------------  -------------  ------------
    Total contract owners' equity                         $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

    Investment shares                                              34,636     88,441,351    22,378,151     34,125,510    20,221,815
    Investments at cost                                   $     1,044,585    154,981,998   255,145,185     34,125,510    48,057,682

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             SFT ADVANTUS  SFT ADVANTUS                 SFT ADVANTUS
                                             SFT ADVANTUS      INTL BOND      MGD VOL     SFT ADVANTUS  REAL ESTATE        SFT
                                            INDEX 500 CL 2       CL 2          EQUITY    MORTGAGE CL 2      CL 2        IVY GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   193,516,410     83,587,506   176,902,708     58,908,846    77,047,995    185,799,554
Receivable from Minnesota Life for
  contract purchase payments                       268,057             --            --             --         7,524             --
Receivable for investments sold                         --          6,913        56,023         12,212            --        207,551
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               193,784,467     83,594,419   176,958,731     58,921,058    77,055,519    186,007,105
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          7,289        57,147         12,522            --        208,381
Payable for investments purchased                  268,503             --            --             --         7,994             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              268,503          7,289        57,147         12,522         7,994        208,381
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   144,573,519     83,307,846   176,901,584     58,472,024    76,679,686    184,550,905
Contracts in annuity payment period             48,942,445        279,284            --        436,512       367,839      1,247,819
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           22,573,935     34,123,241    16,875,500     31,240,753    17,369,105     15,329,641
    Investments at cost                    $   113,236,796     65,465,023   175,833,408     51,435,867    52,700,572    155,233,122

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               SFT IVY       SFT PYRAMIS                                  TOPS MGD       TOPS MGD
                                              SMALL CAP      CORE EQUITY    SFT T. ROWE  TOPS MGD RISK   RISK FLEX      RISK GROWTH
                                               GROWTH           CL 2        PRICE VALUE  BAL ETF CL 2       ETF          ETF CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    48,962,384     51,510,210   126,205,533     23,578,732    94,299,928     80,183,547
Receivable from Minnesota Life for
  contract purchase payments                        97,242             --            --             --        56,950             --
Receivable for investments sold                         --         34,963        27,358          1,449            --         18,085
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                49,059,626     51,545,173   126,232,891     23,580,181    94,356,878     80,201,632
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         35,265        28,189          1,624            --         18,725
Payable for investments purchased                   97,423             --            --             --        57,534             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               97,423         35,265        28,189          1,624        57,534         18,725
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    48,462,353     51,238,065   125,998,915     23,578,557    94,299,344     80,182,907
Contracts in annuity payment period                499,850        271,843       205,787             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            3,882,377      4,381,855    10,743,456      2,105,244     8,813,077      7,376,591
    Investments at cost                    $    39,712,007     44,927,584   107,731,150     23,599,224    94,488,917     83,010,511

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                               SEGREGATED SUB-ACCOUNTS*
                                           ------------------------------
                                               TOPS MGD
                                             RISK MOD GRO
                                               ETF CL 2        TOTALS
                                           ---------------  -------------
ASSETS
Investments at net asset value             $    25,120,632  5,619,064,757
Receivable from Minnesota Life for
  contract purchase payments                            --      1,724,823
Receivable for investments sold                      1,857      2,049,203
                                           ---------------  -------------
    Total assets                                25,122,489  5,622,838,783
                                           ---------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      2,017      2,066,259
Payable for investments purchased                       --      1,736,209
                                           ---------------  -------------
    Total liabilities                                2,017      3,802,468
                                           ---------------  -------------
    Net assets applicable to contract
      owners                               $    25,120,472  5,619,036,315
                                           ===============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    25,120,472  5,556,871,640
Contracts in annuity payment period                     --     62,164,675
                                           ---------------  -------------
    Total contract owners' equity          $    25,120,472  5,619,036,315
                                           ===============  =============

    Investment shares                            2,223,065
    Investments at cost                    $    25,757,384  5,484,679,639

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                       DYNASSTALL     AB VPS INTL       VP INC &      VP INFL PRO     IS GLBL BOND      IS GLBL
                                          CL B         VALUE CL B      GRO CL II         CL II            CL 2        GROWTH CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    717,230           8,408          77,312       1,293,281          51,861         104,200
  Mortality, expense and
    administrative charges (note 3)     (1,704,300)        (11,468)        (54,778)     (1,025,159)       (111,886)       (149,716)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (987,070)         (3,060)         22,534         268,122         (60,025)        (45,516)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  27,833              --          59,330         526,292          14,635       1,004,158

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,274,175         141,033       1,057,613       9,406,547       1,679,448       3,700,412
    Cost of investments sold            (5,115,034)       (154,690)       (826,723)    (10,342,835)     (1,757,821)     (4,207,913)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         159,141         (13,657)        230,890        (936,288)        (78,373)       (507,501)

    Net realized gains (losses) on
      investments                          186,974         (13,657)        290,220        (409,996)        (63,738)        496,657

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,300,546          (1,307)         58,718       2,194,132         101,717        (445,934)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      3,487,520         (14,964)        348,938       1,784,136          31,707          50,723
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,500,450         (18,024)        371,472       2,052,258         (22,046)          5,207
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS        IS US
                                       IS GLBL SM     IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     19,710         243,046         385,959         201,108          72,717         175,374
  Mortality, expense and
    administrative charges (note 3)       (105,551)       (464,750)       (359,548)       (204,396)       (122,221)       (172,671)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (85,841)       (221,704)         26,411          (3,288)        (49,504)          2,703
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,364,362       2,726,548       2,553,645       1,264,092              --         243,888

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,477,219       3,717,057       1,280,067       2,717,908       1,538,298       2,753,997
    Cost of investments sold            (1,786,944)     (3,675,092)     (1,135,910)     (2,733,349)     (1,612,237)     (2,776,945)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (309,725)         41,965         144,157         (15,441)        (73,939)        (22,948)

    Net realized gains (losses) on
      investments                        1,054,637       2,768,513       2,697,802       1,248,651         (73,939)        220,940

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (827,178)       (103,198)       (377,046)       (850,687)        441,861        (333,831)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        227,459       2,665,315       2,320,756         397,964         367,922        (112,891)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    141,618       2,443,611       2,347,167         394,676         318,418        (110,188)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                       VAR SM GRO       EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                         CL II         INCOME SC2     MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --       1,625,526         109,716         169,239         119,935         205,734
  Mortality, expense and
    administrative charges (note 3)        (18,775)     (1,023,417)       (505,945)       (284,965)        (83,609)       (387,989)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,775)        602,109        (396,229)       (115,726)         36,326        (182,255)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  58,011       4,720,507       2,274,375              --         494,077       3,780,819

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    252,870       9,414,358       5,905,951       6,948,037       1,203,522       3,371,519
    Cost of investments sold              (276,051)    (10,183,744)     (4,451,271)     (7,398,970)       (914,532)     (2,501,793)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (23,181)       (769,386)      1,454,680        (450,933)        288,990         869,726

    Net realized gains (losses) on
      investments                           34,830       3,951,121       3,729,055        (450,933)        783,067       4,650,545

  Net change in unrealized
    appreciation (depreciation) of
    investments                             96,162       6,151,193         243,132       3,553,870         (10,376)      2,175,393
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        130,992      10,102,314       3,972,187       3,102,937         772,691       6,825,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    112,217      10,704,423       3,575,958       2,987,211         809,017       6,643,683
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      FRANKLIN SM-      GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                        MD CP GR      SACHS VI HQ      SACHS VIT       AMER VALUE     COMSTOCK SR     EQUITY & INC
                                        VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --         379,511         329,061           9,952         668,022          68,436
  Mortality, expense and
    administrative charges (note 3)       (114,414)       (550,275)     (1,526,140)       (122,564)       (738,383)        (65,640)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (114,414)       (170,764)     (1,197,079)       (112,612)        (70,361)          2,796
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,140,662              --              --         483,013       4,015,919         132,273

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,036,320       3,331,081       6,705,785       2,149,847       9,428,713       1,379,610
    Cost of investments sold            (3,866,980)     (3,486,413)     (6,892,074)     (2,573,239)     (5,960,595)     (1,505,231)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (830,660)       (155,332)       (186,289)       (423,392)      3,468,118        (125,621)

    Net realized gains (losses) on
      investments                          310,002        (155,332)       (186,289)         59,621       7,484,037           6,652

  Net change in unrealized
    appreciation (depreciation) of
    investments                             87,777         155,632       4,764,863       1,211,754         180,876         549,205
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        397,779             300       4,578,574       1,271,375       7,664,913         555,857
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    283,365        (170,464)      3,381,495       1,158,763       7,594,552         558,653
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       INVESCO VI      INVESCO VI       IVY VIP
                                        GROWTH &      SM CAP EQTY        ASSET          IVY VIP         IVY VIP         IVY VIP
                                       INC SR II         SR II          STRATEGY        BALANCED          BOND        CORE EQUITY
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     24,849              --         942,872       1,571,514       3,166,162         455,292
  Mortality, expense and
    administrative charges (note 3)        (43,796)       (293,741)     (2,278,574)     (1,413,075)     (1,769,752)     (1,385,467)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,947)       (293,741)     (1,335,702)        158,439       1,396,410        (930,175)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 262,942       1,509,239              --      16,974,205         356,193      12,187,354

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    660,724       2,893,546      31,071,726      17,540,812      14,945,896      12,369,260
    Cost of investments sold              (670,658)     (2,114,553)    (33,524,132)    (19,323,073)    (16,437,762)    (14,170,129)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          (9,934)        778,993      (2,452,406)     (1,782,261)     (1,491,866)     (1,800,869)

    Net realized gains (losses) on
      investments                          253,008       2,288,232      (2,452,406)     15,191,944      (1,135,673)     10,386,485

  Net change in unrealized
    appreciation (depreciation) of
    investments                            159,679          39,984      (3,035,417)    (14,661,489)      3,324,305      (7,020,835)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        412,687       2,328,216      (5,487,823)        530,455       2,188,632       3,365,650
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    393,740       2,034,475      (6,823,525)        688,894       3,585,042       2,435,475
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP                                                         IVY VIP         IVY VIP
                                        DIVIDEND        IVY VIP       IVY VIP GLBL      IVY VIP          GLOBAL        GOVT MONEY
                                          OPP            ENERGY       NATURAL RES     GLOBAL BOND        GROWTH          MARKET
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    275,111           8,724         237,238         237,724         140,961          13,491
  Mortality, expense and
    administrative charges (note 3)       (305,591)        (93,567)       (512,563)        (88,693)       (931,486)       (143,317)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (30,480)        (84,843)       (275,325)        149,031        (790,525)       (129,826)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,235,174              --              --              --       1,928,823             333

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,820,193       1,551,241       5,667,559         920,343       7,473,338       7,392,100
    Cost of investments sold            (2,758,978)     (1,419,605)     (6,476,025)       (987,035)     (7,299,733)     (7,392,100)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,061,215         131,636        (808,466)        (66,692)        173,605              --

    Net realized gains (losses) on
      investments                        2,296,389         131,636        (808,466)        (66,692)      2,102,428             333

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,107,411)      1,824,862       8,124,926         279,904      (4,302,771)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,188,978       1,956,498       7,316,460         213,212      (2,200,343)            333
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,158,498       1,871,655       7,041,135         362,243      (2,990,868)       (129,493)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                        IVY VIP         IVY VIP
                                        IVY VIP         IVY VIP       IVY VIP INTL      LIMITED-       MICRO CAP      IVY VIP MID
                                         GROWTH       HIGH INCOME     CORE EQUITY      TERM BOND         GROWTH        CAP GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     14,050       6,501,947       2,097,618         568,308              --              --
  Mortality, expense and
    administrative charges (note 3)       (799,753)     (1,282,361)     (1,986,076)       (498,223)       (306,896)       (863,440)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (785,703)      5,219,586         111,542          70,085        (306,896)       (863,440)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               6,141,805              --       1,693,556              --       2,489,406       3,391,640

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  8,135,923      13,739,287      20,234,376       3,743,508       4,664,748       7,717,754
    Cost of investments sold            (7,764,583)    (13,230,856)    (25,487,530)     (3,911,000)     (5,374,257)     (5,674,535)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         371,340         508,431      (5,253,154)       (167,492)       (709,509)      2,043,219

    Net realized gains (losses) on
      investments                        6,513,145         508,431      (3,559,598)       (167,492)      1,779,897       5,434,859

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (5,966,637)      6,249,235       2,846,453         299,740       1,245,658      (1,641,872)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        546,508       6,757,666        (713,145)        132,248       3,025,555       3,792,987
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (239,195)     11,977,252        (601,603)        202,333       2,718,659       2,929,547
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      IVY VIP PATH    IVY VIP PATH                       IVY VIP         IVY VIP         IVY VIP
                                        MOD AGG         MOD CON       IVY VIP PATH     PATHFINDER      PATHFINDER      PATHFINDER
                                          MVF             MVF           MOD MVF        AGGRESSIVE       CONSERV         MOD AGGR
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    494,450         157,492       1,758,250         253,159         381,585       3,963,323
  Mortality, expense and
    administrative charges (note 3)       (740,386)       (405,127)     (4,122,738)       (238,307)       (422,239)     (3,157,195)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (245,936)       (247,635)     (2,364,488)         14,852         (40,654)        806,128
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               2,712,078         900,345      10,292,616       1,659,293       2,052,618      21,699,194

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,710,048       4,959,712      10,133,082       2,889,302       5,057,706      17,756,146
    Cost of investments sold            (6,122,438)     (5,233,811)    (10,433,887)     (2,901,726)     (5,387,975)    (13,579,859)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (412,390)       (274,099)       (300,805)        (12,424)       (330,269)      4,176,287

    Net realized gains (losses) on
      investments                        2,299,688         626,246       9,991,811       1,646,869       1,722,349      25,875,481

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,284,598)       (276,249)     (4,276,426)     (1,113,754)     (1,217,486)    (19,009,080)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,015,090         349,997       5,715,385         533,115         504,863       6,866,401
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    769,154         102,362       3,350,897         547,967         464,209       7,672,529
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP         IVY VIP                         IVY VIP         IVY VIP         IVY VIP
                                       PATHFINDER      PATHFINDER     IVY VIP REAL     SCIENCE &       SMALL CAP       SMALL CAP
                                        MOD CONS        MODERATE       ESTATE SEC         TECH           GROWTH          VALUE
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    929,397       2,743,358         133,927              --              --         221,176
  Mortality, expense and
    administrative charges (note 3)       (914,724)     (2,717,789)       (190,605)       (950,966)       (387,733)       (758,744)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net          14,673          25,569         (56,678)       (950,966)       (387,733)       (537,568)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,209,801      16,571,797       1,131,551       2,608,079       2,939,967       4,712,163

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,142,036      15,575,084       2,380,804      13,238,953       3,292,002      11,110,898
    Cost of investments sold            (6,100,647)    (12,851,845)       (957,305)    (10,572,761)     (2,356,777)     (8,883,421)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          41,389       2,723,239       1,423,499       2,666,192         935,225       2,227,477

    Net realized gains (losses) on
      investments                        5,251,190      19,295,036       2,555,050       5,274,271       3,875,192       6,939,640

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (4,042,206)    (14,649,917)     (2,163,481)     (4,446,638)     (2,921,904)      7,280,872
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,208,984       4,645,119         391,569         827,633         953,288      14,220,512
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,223,657       4,670,688         334,891        (123,333)        565,555      13,682,944
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                      JANUS ASPEN                                     JANUS ASPEN
                                        IVY VIP       JANUS ASPEN     FLEXIBLE BOND   JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                         VALUE        BALANCED SS          SS           FORTY SS      OVERSEAS SS        VAL SS
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,124,210         433,260         364,239              --       1,994,075         210,479
  Mortality, expense and
    administrative charges (note 3)     (1,228,950)       (315,651)       (191,124)       (548,439)       (582,712)       (340,082)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (104,740)        117,609         173,115        (548,439)      1,411,363        (129,603)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              10,880,958         316,156              --       5,719,616       1,382,331       3,178,690

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,832,486       4,568,683         903,568      13,063,278       5,559,668       3,009,205
    Cost of investments sold           (20,621,818)     (4,254,696)       (907,189)    (16,456,271)     (7,466,302)     (2,895,456)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      (1,789,332)        313,987          (3,621)     (3,392,993)     (1,906,634)        113,749

    Net realized gains (losses) on
      investments                        9,091,626         630,143          (3,621)      2,326,623        (524,303)      3,292,439

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (567,077)       (124,870)       (264,478)     (1,491,706)     (4,371,883)        558,687
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,524,549         505,273        (268,099)        834,917      (4,896,186)      3,851,126
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,419,809         622,882         (94,984)        286,478      (3,484,823)      3,721,523
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                        MFS VIT
                                       MFS VIT II       MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          INTL        GROWTH SER      UIF EMG MK     AGGR GROWTH     BALANCED ETF    CONSERVATIVE
                                        VALUE SC          SC            EQ CL 2          ETF II           II            ETF II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    104,269              --         103,230         105,238       1,009,855         219,093
  Mortality, expense and
    administrative charges (note 3)       (116,000)        (20,422)       (344,178)       (116,136)       (846,968)       (209,802)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (11,731)        (20,422)       (240,948)        (10,898)        162,887           9,291
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 210,820         103,456              --         411,708       2,913,688         377,260

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    638,990         509,517       3,579,394       2,096,931       5,886,310       1,765,870
    Cost of investments sold              (660,272)       (499,285)     (3,697,722)     (1,668,862)     (4,996,405)     (1,830,605)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (21,282)         10,232        (118,328)        428,069         889,905         (64,735)

    Net realized gains (losses) on
      investments                          189,538         113,688        (118,328)        839,777       3,803,593         312,525

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (63,733)        (58,970)      1,622,569         (95,874)         11,520          67,232
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        125,805          54,718       1,504,241         743,903       3,815,113         379,757
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    114,074          34,296       1,263,293         733,005       3,978,000         389,048
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                       MORNINGSTAR
                                      MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER     OPPENHEIMER      PIMCO VIT
                                       GROWTH ETF      GROWTH ETF      BERMAN SOC      INTL GROW       MS SM CAP      GLB DIV ALL
                                           II              II          RESP S CL         VA SS           VA SS           ADV CL
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    346,315         471,674          14,581         291,323           7,765       1,501,829
  Mortality, expense and
    administrative charges (note 3)       (360,669)       (416,535)        (39,998)       (528,788)        (50,646)     (1,237,031)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (14,354)         55,139         (25,417)       (237,465)        (42,881)        264,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,062,458       1,442,572         107,281         802,708         119,532         207,452

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,930,712       3,112,685         283,155       2,809,733         640,951       4,722,368
    Cost of investments sold            (1,859,804)     (3,099,392)       (259,430)     (2,775,866)       (754,147)     (5,298,783)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,070,908          13,293          23,725          33,867        (113,196)       (576,415)

    Net realized gains (losses) on
      investments                        2,133,366       1,455,865         131,006         836,575           6,336        (368,963)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (273,584)       (183,100)        116,604      (2,078,671)        542,419       5,823,911
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,859,782       1,272,765         247,610      (1,242,096)        548,755       5,454,948
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,845,428       1,327,904         222,193      (1,479,561)        505,874       5,719,746
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                        LOW DUR       TOTAL RETURN       EQUITY        GROWTH AND      GROWTH OPP     INTER EQ CL
                                      PORT ADV CL        ADV CL       INCOME CL IB     INC CL IB       CL IB (a)           IB
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    866,938       3,218,348          94,666         151,737              --         107,093
  Mortality, expense and
    administrative charges (note 3)       (919,477)     (2,381,840)        (74,591)       (138,854)        (11,619)        (49,563)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (52,539)        836,508          20,075          12,883         (11,619)         57,530
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --          89,124         267,969              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,672,169      19,842,698         798,480       5,036,714       3,436,257         567,951
    Cost of investments sold            (6,788,674)    (20,634,894)       (640,348)     (5,019,336)     (3,652,593)       (425,173)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (116,505)       (792,196)        158,132          17,378        (216,336)        142,778

    Net realized gains (losses) on
      investments                         (116,505)       (792,196)        247,256         285,347        (216,336)        142,778

  Net change in unrealized
    appreciation (depreciation) of
    investments                             52,219       1,808,673         330,395         878,437        (268,872)       (328,853)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        (64,286)      1,016,477         577,651       1,163,784        (485,208)       (186,075)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (116,825)      1,852,985         597,726       1,176,667        (496,827)       (128,545)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                          SFT             SFT             SFT
                                       PUTNAM VT         PUTNAM           SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       MULTI-CAP       VT VOYAGER       ADVANTUS        DYNAMIC        GOVT MONEY      INDEX 400
                                       GRO CL IB       CL IB (b)       BOND CL 2        MGD VOL          MARKET         MC CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     30,494          85,005              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)        (74,868)       (105,430)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (44,374)        (20,425)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 422,322         297,289              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,269,075       9,166,309      17,568,478       9,321,701      19,957,640       9,125,255
    Cost of investments sold            (4,125,486)     (9,489,730)    (12,527,977)     (8,137,957)    (19,957,640)     (5,029,620)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         143,589        (323,421)      5,040,501       1,183,744              --       4,095,635

    Net realized gains (losses) on
      investments                          565,911         (26,132)      5,040,501       1,183,744              --       4,095,635

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (175,456)        726,977       3,284,931      18,533,704          17,305       9,022,549
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        390,455         700,845       8,325,432      19,717,448          17,305      13,118,184
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    346,081         680,420       5,595,120      16,407,494        (471,306)     12,255,799
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          SFT                             SFT             SFT             SFT
                                        ADVANTUS          SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       INDEX 500      ADVANTUS INTL     MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                          CL 2         BOND CL 2         EQUITY           CL 2            CL 2           GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)     (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net      (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 20,104,031       8,211,543         661,261       7,140,568      11,323,712      28,397,975
    Cost of investments sold            (8,283,611)     (5,670,695)       (645,928)     (5,556,764)     (5,265,172)    (23,963,955)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

    Net realized gains (losses) on
      investments                       11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

  Net change in unrealized
    appreciation (depreciation) of
    investments                          8,018,285         (42,912)      1,049,280        (789,191)     (2,651,198)     (2,975,510)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net     19,838,705       2,497,936       1,064,613         794,613       3,407,342       1,458,510
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,981,550       1,379,644        (206,804)        (44,028)      2,321,478      (1,124,322)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        SFT IVY       SFT PYRAMIS                       TOPS MGD        TOPS MGD        TOPS MGD
                                       SMALL CAP      CORE EQUITY     SFT T. ROWE     RISK BAL ETF     RISK FLEX      RISK GROWTH
                                         GROWTH           CL 2        PRICE VALUE         CL 2            ETF           ETF CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --         300,524         621,723       1,375,811
  Mortality, expense and
    administrative charges (note 3)       (587,568)       (821,237)     (1,781,988)       (334,937)     (1,148,016)     (1,257,629)
  Fees waived (note 3)                      11,200          94,040          15,865              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (576,368)       (727,197)     (1,766,123)        (34,413)       (526,293)        118,182
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,363,004      13,032,790      16,005,448       2,444,249       2,717,596      16,456,668
    Cost of investments sold            (6,475,387)    (11,418,328)    (14,743,215)     (2,420,908)     (2,772,526)    (16,841,265)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

    Net realized gains (losses) on
      investments                          887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,934,827       1,038,005      11,222,526       1,052,697       3,608,630       3,512,847
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,822,444       2,652,467      12,484,759       1,076,038       3,553,700       3,128,250
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,246,076       1,925,270      10,718,636       1,041,625       3,027,407       3,246,432
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                        TOPS MGD
                                      RISK MOD GRO
                                        ETF CL 2         TOTALS
                                      ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    391,150      49,872,240
  Mortality, expense and
    administrative charges (note 3)       (382,878)    (73,621,573)
  Fees waived (note 3)                          --        121,105
                                      ------------    ------------
    Investment income (loss) - net           8,272     (23,628,228)
                                      ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --     177,858,001

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,250,630     671,445,200
    Cost of investments sold            (6,364,698)   (632,389,567)
                                      ------------    ------------
  Realized gains (losses) on sales
    of investments                        (114,068)     39,055,633

    Net realized gains (losses) on
      investments                         (114,068)    216,913,634

  Net change in unrealized
    appreciation (depreciation)
    of investments                       1,335,495      26,219,507
                                      ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,221,427     243,126,869
                                      ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,229,699     219,504,913
                                      ============    ============

See accompanying notes to financial statements.

--------
(a) For the period from November 21, 2016 through December 31, 2016.
(b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          AB VPS                       AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS IS
                                        DYNASSTALL     AB VPS INTL    VP INC & GRO     VP INFL PRO   IS GLBL BOND     GLBL GROWTH
                                           CL B        VALUE CL B         CL II           CL II          CL 2            CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (590,167)         5,228          12,060         401,913        (68,250)        (27,246)
  Net realized gains (losses) on
    investments                            1,528,161         80,048         858,795        (537,961)        98,029       1,269,426
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,324,485)       (76,239)     (1,191,972)     (2,930,531)      (311,812)       (795,119)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (3,386,491)         9,037        (321,117)     (3,066,579)      (282,033)        447,061
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              55,829,742        981,694         785,452       3,759,919      2,997,434       4,282,559
  Contract terminations, withdrawal
    payments and charges                    (590,930)      (987,526)     (1,319,863)     (7,428,551)      (786,263)     (3,060,170)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              22            (921)            --              --
  Annuity benefit payments                        --             --            (357)        (11,218)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              55,238,812         (5,832)       (534,746)     (3,680,771)     2,211,171       1,222,389
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         51,852,321          3,205        (855,863)     (6,747,350)     1,929,138       1,669,450
Net assets at the beginning of year
  or period                               51,576,228        816,341       3,998,749      79,348,477      4,224,257       8,536,287
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (987,070)        (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses) on
    investments                              186,974        (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)            3,300,546         (1,307)         58,718       2,194,132        101,717        (445,934)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         2,500,450        (18,024)        371,472       2,052,258        (22,046)          5,207
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              31,671,665        101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations, withdrawal
    payments and charges                  (4,936,437)      (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              41           (492)             --
  Annuity benefit payments                        --             --            (340)         (7,350)        (1,383)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              26,735,228        (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         29,235,678        (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of year
  or period                              103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  132,664,227        770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                        AMER FUNDS     AMER FUNDS       AMER FUNDS                     AMER FUNDS       IS US
                                        IS GLBL SM      IS GROWTH     IS GROWTH-INC   AMER FUNDS IS  IS NEW WORLD      GOVT/AAA
                                         CP CL 2          CL 2            CL 2          INTL CL 2         CL 2           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (76,714)      (208,583)         14,853          17,970        (59,346)         13,022
  Net realized gains (losses) on
    investments                              445,002      5,334,626       2,453,373         999,873        321,626          47,628
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (709,112)    (4,021,117)     (2,608,692)     (1,918,782)      (586,752)        (52,091)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (340,824)     1,104,926        (140,466)       (900,939)      (324,472)          8,559
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,554,968      8,508,191       9,041,390       2,758,899      3,126,777       3,212,090
  Contract terminations, withdrawal
    payments and charges                  (1,888,360)    (1,254,519)     (1,240,695)     (1,588,037)    (1,254,483)     (1,574,695)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            122             172              --             --              24
  Annuity benefit payments                        --           (333)         (2,326)             --             --            (983)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               2,666,608      7,253,461       7,798,541       1,170,862      1,872,294       1,636,436
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          2,325,784      8,358,387       7,658,075         269,923      1,547,822       1,644,995
Net assets at the beginning of year
  or period                                4,298,890     20,328,839      12,539,893      14,093,439      5,741,818       7,477,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (85,841)      (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses) on
    investments                            1,054,637      2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)             (827,178)      (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           141,618      2,443,611       2,347,167         394,676        318,418        (110,188)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,754,104      7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations, withdrawal
    payments and charges                  (1,444,739)    (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (635)           155            (110)             --           (138)             65
  Annuity benefit payments                      (195)        (2,058)         (2,369)             --           (838)           (944)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               1,308,535      4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          1,450,153      6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of year
  or period                                6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,074,827     35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       CLEARBRIDGE    FIDELITY VIP                                     FRANKLIN      FRANKLIN SMALL
                                        VAR SM GRO       EQUITY-      FIDELITY VIP    FRANKLIN DEV    MUTUAL SHS      CP VAL VIP
                                        CL II (a)      INCOME SC2      MID CAP SC2    MKTS VIP CL 2    VIP CL 2          CL 2
                                      --------------  -------------   -------------   -------------  -------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (4,167)     1,114,072        (473,458)        150,619        125,604        (214,645)
  Net realized gains (losses) on
    investments                                6,928      6,581,120       6,550,198       2,503,479      1,432,217       4,829,548
  Net change in unrealized
    appreciation (depreciation)
    of investments                           (27,628)   (11,972,463)     (7,086,056)     (7,514,742)    (1,992,481)     (6,921,814)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (24,867)    (4,277,271)     (1,009,316)     (4,860,644)      (434,660)     (2,306,911)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 899,309      1,559,071       1,538,580       3,706,897        284,950       2,757,216
  Contract terminations, withdrawal
    payments and charges                     (25,422)   (11,077,101)     (6,960,871)     (3,686,275)    (2,318,616)     (2,105,332)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --          4,231           7,376           1,240             76              47
  Annuity benefit payments                        --        (88,902)        (45,989)        (11,991)        (2,349)         (4,380)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 873,887     (9,602,701)     (5,460,904)          9,871     (2,035,939)        647,551
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            849,020    (13,879,972)     (6,470,220)     (4,850,773)    (2,470,599)     (1,659,360)
Net assets at the beginning of year
  or period                                       --     84,793,006      43,106,140      24,440,100      8,915,822      25,728,082
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $      849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,775)       602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses) on
    investments                               34,830      3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)               96,162      6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           112,217     10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 985,856      8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations, withdrawal
    payments and charges                    (246,316)    (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    3          5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                      (272)       (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 739,271        263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            851,488     10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of year
  or period                                  849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,700,508     81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       FRANKLIN SM-      GOLDMAN         GOLDMAN       INVESCO VI                     INVESCO VI
                                       MD CP GR VIP    SACHS VI HQ    SACHS VIT GBL    AMER VALUE     INVESCO VI     EQUITY & INC
                                           CL 2         FLT RT SS       TRNDS SS          SR II      COMSTOCK SR II      SR II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (138,058)      (392,974)     (1,064,284)       (110,711)        85,818          32,802
  Net realized gains (losses) on
    investments                            2,869,956        (91,067)      2,250,773       1,093,534      3,121,993         444,333
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,115,120)      (241,912)     (7,554,160)     (1,889,703)    (6,783,301)       (638,325)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (383,222)      (725,953)     (6,367,671)       (906,880)    (3,575,490)       (161,190)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,000,202      3,330,526      44,631,442       3,402,575      8,255,073       1,373,572
  Contract terminations, withdrawal
    payments and charges                  (2,947,737)    (3,192,237)     (2,334,246)     (1,025,742)    (5,935,080)       (609,458)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,501              2              --              34            156              --
  Annuity benefit payments                   (12,071)        (2,088)             --            (129)        (6,701)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (958,105)       136,203      42,297,196       2,376,738      2,313,448         764,114
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,341,327)      (589,750)     35,929,525       1,469,858     (1,262,042)        602,924
Net assets at the beginning of year
  or period                               11,531,092     38,600,763      61,108,844       6,105,164     49,751,315       3,539,985
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (114,414)      (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses) on
    investments                              310,002       (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)               87,777        155,632       4,764,863       1,211,754        180,876         549,205
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           283,365       (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,326,972      4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations, withdrawal
    payments and charges                  (2,939,025)    (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  803           (133)             --            (594)          (925)             --
  Annuity benefit payments                   (10,121)        (3,153)             --            (600)        (7,733)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,621,371)     1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,338,006)       908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of year
  or period                               10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,851,759     38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        INVESCO VI
                                       GROWTH & INC   INVESCO VI SM   IVY VIP ASSET      IVY VIP                     IVY VIP CORE
                                          SR II       CAP EQTY SR II    STRATEGY        BALANCED     IVY VIP BOND       EQUITY
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       32,065       (328,779)     (2,149,205)       (436,427)     2,331,985      (1,107,634)
  Net realized gains (losses) on
    investments                              772,774      6,073,001      34,093,290      18,720,431       (384,439)     19,825,635
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (959,832)    (7,263,338)    (51,317,411)    (20,115,354)    (3,531,174)    (20,775,042)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (154,993)    (1,519,116)    (19,373,326)     (1,831,350)    (1,583,628)     (2,057,041)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 544,436      1,048,132       7,394,992       8,325,718      6,381,715       9,018,103
  Contract terminations, withdrawal
    payments and charges                  (1,041,214)    (2,590,703)    (27,447,692)    (16,145,644)   (13,709,082)    (13,715,223)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (117)          9,161           2,457          1,448          10,718
  Annuity benefit payments                        --         (2,332)       (135,522)       (369,292)       (30,541)        (52,159)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (496,778)    (1,545,020)    (20,179,061)     (8,186,761)    (7,356,460)     (4,738,561)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (651,771)    (3,064,136)    (39,552,387)    (10,018,111)    (8,940,088)     (6,795,602)
Net assets at the beginning of year
  or period                                3,523,821     23,608,195     217,560,150     130,175,660    146,697,373     109,770,382
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,947)      (293,741)     (1,335,702)        158,439      1,396,410        (930,175)
  Net realized gains (losses) on
    investments                              253,008      2,288,232      (2,452,406)     15,191,944     (1,135,673)     10,386,485
  Net change in unrealized
    appreciation (depreciation)              159,679         39,984      (3,035,417)    (14,661,489)     3,324,305      (7,020,835)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           393,740      2,034,475      (6,823,525)        688,894      3,585,042       2,435,475
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               6,440,410        911,159       3,533,077       5,637,880      5,267,087       5,375,451
  Contract terminations, withdrawal
    payments and charges                    (630,468)    (2,676,490)    (29,296,611)    (15,843,990)   (13,864,572)    (11,450,281)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            (31)         (6,244)       (270,317)            52           6,930
  Annuity benefit payments                        --         (2,043)        (58,793)       (322,870)       (26,154)        (50,345)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               5,809,942     (1,767,405)    (25,828,571)    (10,799,297)    (8,623,587)     (6,118,245)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,203,682        267,070     (32,652,096)    (10,110,403)    (5,038,545)     (3,682,770)
Net assets at the beginning of year
  or period                                2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    9,075,732     20,811,129     145,355,667     110,047,146    132,718,740      99,292,010
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                        IVY VIP
                                         IVY VIP         IVY VIP      IVY VIP GLBL       IVY VIP        GLOBAL       IVY VIP GOVT
                                       DIVIDEND OPP      ENERGY        NATURAL RES     GLOBAL BOND      GROWTH       MONEY MARKET
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (30,720)      (100,070)       (491,086)        165,189       (750,090)       (158,850)
  Net realized gains (losses) on
    investments                            3,591,229        240,173         416,464         (25,918)     3,815,962              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,419,837)    (1,879,361)     (8,666,743)       (416,018)    (1,575,259)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (859,328)    (1,739,258)     (8,741,365)       (276,747)     1,490,613        (158,850)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 710,482      1,625,324      10,063,242         856,064      2,939,541       7,214,114
  Contract terminations, withdrawal
    payments and charges                  (3,902,486)    (1,279,124)     (4,533,502)     (1,114,007)    (8,159,984)     (6,537,397)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,206            411             248              --          2,621              25
  Annuity benefit payments                   (13,169)        (1,239)         (4,597)         (1,841)       (13,673)           (496)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,203,967)       345,372       5,525,391        (259,784)    (5,231,495)        676,246
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,063,295)    (1,393,886)     (3,215,974)       (536,531)    (3,740,882)        517,396
Net assets at the beginning of year
  or period                               26,486,148      7,072,992      33,736,824       7,234,714     72,784,181      12,251,690
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (30,480)       (84,843)       (275,325)        149,031       (790,525)       (129,826)
  Net realized gains (losses) on
    investments                            2,296,389        131,636        (808,466)        (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)           (1,107,411)     1,824,862       8,124,926         279,904     (4,302,771)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,158,498      1,871,655       7,041,135         362,243     (2,990,868)       (129,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,615,909        923,590       8,914,305         517,602      3,252,143       5,149,679
  Contract terminations, withdrawal
    payments and charges                  (3,585,610)    (1,487,407)     (5,359,288)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               (1,515)           276            (728)             (2)         1,906              (9)
  Annuity benefit payments                   (12,378)        (1,138)         (3,883)         (1,758)       (14,394)           (468)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,983,594)      (564,679)      3,550,406        (337,443)    (3,587,676)     (2,149,107)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (825,096)     1,306,976      10,591,541          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of year
  or period                               22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   21,597,757      6,986,082      41,112,391       6,722,983     62,464,755      10,490,486
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP
                                          IVY VIP     IVY VIP HIGH    IVY VIP INTL    LIMITED-TERM   IVY VIP MICRO    IVY VIP MID
                                          GROWTH         INCOME        CORE EQUITY        BOND         CAP GROWTH     CAP GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (841,833)     4,500,551         (52,172)         83,926       (366,181)       (950,583)
  Net realized gains (losses) on
    investments                            8,189,172      1,029,860      16,068,283        (118,798)     5,384,029       7,471,200
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,699,288)   (12,797,913)    (18,873,376)       (133,340)    (7,709,816)    (11,203,900)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         3,648,051     (7,267,502)     (2,857,265)       (168,212)    (2,691,968)     (4,683,283)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,960,955      8,540,457       8,252,655       5,160,793      2,616,412       5,021,806
  Contract terminations, withdrawal
    payments and charges                  (9,596,824)   (14,018,199)    (22,337,394)     (3,163,358)    (6,355,667)     (6,832,773)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,677          2,132           2,870              --          1,498             505
  Annuity benefit payments                   (21,525)       (56,051)       (170,757)             --         (9,908)         (5,383)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (7,654,717)    (5,531,661)    (14,252,626)      1,997,435     (3,747,665)     (1,815,845)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,006,666)   (12,799,163)    (17,109,891)      1,829,223     (6,439,633)     (6,499,128)
Net assets at the beginning of year
  or period                               65,989,998     98,039,313     181,226,029      35,507,176     29,998,995      68,287,685
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (785,703)     5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses) on
    investments                            6,513,145        508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)           (5,966,637)     6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (239,195)    11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,195,010      7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations, withdrawal
    payments and charges                  (7,517,916)   (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,448          1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments                   (20,266)       (41,738)       (141,565)             --         (7,518)         (6,340)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (6,340,724)    (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,579,919)     6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of year
  or period                               61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   55,403,413     92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP         IVY VIP
                                       IVY VIP PATH   IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER     PATHFINDER
                                       MOD AGG MVF     MOD CON MVF       MOD MVF       AGGRESSIVE       CONSERV        MOD AGGR
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (582,865)      (259,557)     (2,637,654)        233,189        (52,500)      2,626,725
  Net realized gains (losses) on
    investments                               36,475         50,738          97,420       1,925,391      2,634,880      26,408,319
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (673,985)      (311,334)     (3,122,667)     (2,380,860)    (2,856,772)    (32,095,685)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (1,220,375)      (520,153)     (5,662,901)       (222,280)      (274,392)     (3,060,641)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              21,769,782     14,141,529     147,376,237       2,748,236      1,500,249       2,475,211
  Contract terminations, withdrawal
    payments and charges                  (1,595,814)    (1,489,090)     (2,585,603)       (774,289)    (4,448,410)    (10,043,307)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --             --              --
  Annuity benefit payments                        --             --              --              --        (15,097)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              20,173,968     12,652,439     144,790,634       1,973,947     (2,963,258)     (7,568,096)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         18,953,593     12,132,286     139,127,733       1,751,667     (3,237,650)    (10,628,737)
Net assets at the beginning of year
  or period                               33,433,493     13,808,708     127,553,733      16,387,496     37,621,745     262,812,222
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (245,936)      (247,635)     (2,364,488)         14,852        (40,654)        806,128
  Net realized gains (losses) on
    investments                            2,299,688        626,246       9,991,811       1,646,869      1,722,349      25,875,481
  Net change in unrealized
    appreciation (depreciation)           (1,284,598)      (276,249)     (4,276,426)     (1,113,754)    (1,217,486)    (19,009,080)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           769,154        102,362       3,350,897         547,967        464,209       7,672,529
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              14,301,461     12,797,657      84,423,160       1,412,238      1,982,764         914,930
  Contract terminations, withdrawal
    payments and charges                  (5,389,113)    (4,753,136)     (9,317,330)     (2,716,183)    (4,660,966)    (14,763,475)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --            (15)             --
  Annuity benefit payments                        --             --              --              --        (13,968)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               8,912,348      8,044,521      75,105,830      (1,303,945)    (2,692,185)    (13,848,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          9,681,502      8,146,883      78,456,727        (755,978)    (2,227,976)     (6,176,016)
Net assets at the beginning of year
  or period                               52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   62,068,588     34,087,877     345,138,193      17,383,185     32,156,119     246,007,469
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER     PATHFINDER     IVY VIP REAL      SCIENCE &    IVY VIP SMALL   IVY VIP SMALL
                                         MOD CONS       MODERATE       ESTATE SEC         TECH        CAP GROWTH       CAP VALUE
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      150,999        873,334         (74,135)     (1,106,043)      (450,855)       (762,297)
  Net realized gains (losses) on
    investments                            7,160,883     23,512,206       3,076,793       7,811,151      5,784,246       6,291,965
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,975,836)   (26,372,181)     (2,560,629)    (10,099,757)    (4,808,589)     (9,659,869)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (663,954)    (1,986,641)        442,029      (3,394,649)       524,802      (4,130,201)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,041,760      2,716,581         871,719      12,803,242      1,294,941       2,720,267
  Contract terminations, withdrawal
    payments and charges                  (5,752,081)   (14,134,899)     (3,706,029)    (11,522,942)    (5,267,991)    (11,289,652)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             73             383           2,674            516           2,642
  Annuity benefit payments                        --         (2,235)         (3,789)        (42,979)        (4,101)        (32,771)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,710,321)   (11,420,480)     (2,837,716)      1,239,995     (3,976,635)     (8,599,514)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,374,275)   (13,407,121)     (2,395,687)     (2,154,654)    (3,451,833)    (12,729,715)
Net assets at the beginning of year
  or period                               79,249,009    229,539,028      15,374,171      73,024,419     31,835,084      66,189,449
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       14,673         25,569         (56,678)       (950,966)      (387,733)       (537,568)
  Net realized gains (losses) on
    investments                            5,251,190     19,295,036       2,555,050       5,274,271      3,875,192       6,939,640
  Net change in unrealized
    appreciation (depreciation)           (4,042,206)   (14,649,917)     (2,163,481)     (4,446,638)    (2,921,904)      7,280,872
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,223,657      4,670,688         334,891        (123,333)       565,555      13,682,944
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 667,586      1,134,838       1,084,885       3,766,031      1,952,405       6,736,542
  Contract terminations, withdrawal
    payments and charges                  (5,279,600)   (12,978,067)     (2,250,037)    (12,571,818)    (3,034,207)    (10,304,453)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (725)            (12)        (14,044)           102        (211,956)
  Annuity benefit payments                        --         (2,586)         (3,383)        (35,730)        (2,632)        (30,186)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,612,014)   (11,846,540)     (1,168,547)     (8,855,561)    (1,084,332)     (3,810,053)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (3,388,357)    (7,175,852)       (833,656)     (8,978,894)      (518,777)      9,872,891
Net assets at the beginning of year
  or period                               73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   70,486,377    208,956,055      12,144,828      61,890,871     27,864,474      63,332,625
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                                    JANUS ASPEN
                                                       JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN    JANUS ASPEN     PERK MID CP
                                      IVY VIP VALUE    BALANCED SS       SS (a)         FORTY SS      OVERSEAS SS       VAL SS
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (564,632)       (14,126)         34,707        (558,114)      (458,318)        (98,507)
  Net realized gains (losses) on
    investments                           14,348,261      1,157,585            (142)     10,248,276      1,173,628       2,771,610
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (18,939,852)    (1,355,220)       (115,568)     (5,858,324)    (5,488,880)     (3,892,961)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (5,156,223)      (211,761)        (81,003)      3,831,838     (4,773,570)     (1,219,858)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              10,185,229      4,679,278       7,863,197      12,664,506      4,640,603       1,314,403
  Contract terminations, withdrawal
    payments and charges                 (15,416,450)    (3,479,329)       (207,423)    (11,292,728)    (8,598,188)     (1,611,884)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,784           (660)             --           3,563          3,398              22
  Annuity benefit payments                   (87,511)        (5,709)             --         (29,939)       (33,166)         (1,759)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,316,948)     1,193,580       7,655,774       1,345,402     (3,987,353)       (299,218)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets        (10,473,171)       981,819       7,574,771       5,177,240     (8,760,923)     (1,519,076)
Net assets at the beginning of year
  or period                              104,574,213     21,223,172              --      36,077,983     54,691,693      24,134,583
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (104,740)       117,609         173,115        (548,439)     1,411,363        (129,603)
  Net realized gains (losses) on
    investments                            9,091,626        630,143          (3,621)      2,326,623       (524,303)      3,292,439
  Net change in unrealized
    appreciation (depreciation)             (567,077)      (124,870)       (264,478)     (1,491,706)    (4,371,883)        558,687
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,419,809        622,882         (94,984)        286,478     (3,484,823)      3,721,523
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,894,465      3,192,800      10,613,499       6,895,380      3,520,939       1,231,347
  Contract terminations, withdrawal
    payments and charges                 (17,811,618)    (4,381,590)       (873,978)    (12,687,634)    (5,174,682)     (2,752,122)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (87,666)            (5)           (507)          4,235          2,283            (286)
  Annuity benefit payments                   (80,379)        (2,180)           (156)        (25,994)       (21,196)         (3,112)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (13,085,198)    (1,190,975)      9,738,858      (5,814,013)    (1,672,656)     (1,524,173)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,665,389)      (568,093)      9,643,874      (5,527,535)    (5,157,479)      2,197,350
Net assets at the beginning of year
  or period                               94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   89,435,653     21,636,898      17,218,645      35,727,688     40,773,291      24,812,857
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        MFS VIT II     MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                      INTL VALUE SC    CAP GROWTH      UIF EMG MK      AGGR GROWTH      BALANCED     CONSERVATIVE
                                           (a)           SER SC          EQ CL 2         ETF II          ETF II         ETF II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       15,779        (20,747)       (177,969)        (21,274)       (30,007)        (71,205)
  Net realized gains (losses) on
    investments                               16,956        275,358         208,569         366,403      3,370,958         373,790
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (54,627)      (216,868)     (3,009,271)       (646,864)    (5,509,036)       (718,691)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (21,892)        37,743      (2,978,671)       (301,735)    (2,168,085)       (416,106)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,418,404        694,735       3,828,067       1,446,864      2,399,775       2,826,518
  Contract terminations, withdrawal
    payments and charges                     (63,220)      (435,867)     (1,162,594)     (1,101,701)    (7,264,774)     (4,410,867)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              --          1,343              --
  Annuity benefit payments                        --             --            (893)             --        (23,301)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               4,355,184        258,868       2,664,595         345,163     (4,886,957)     (1,584,349)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,333,292        296,611        (314,076)         43,428     (7,055,042)     (2,000,455)
Net assets at the beginning of year
  or period                                       --      1,048,754      22,901,375       7,019,361     66,091,049      15,536,483
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (11,731)       (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses) on
    investments                              189,538        113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)              (63,733)       (58,970)      1,622,569         (95,874)        11,520          67,232
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           114,074         34,296       1,263,293         733,005      3,978,000         389,048
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               7,125,271        334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations, withdrawal
    payments and charges                    (617,712)      (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (648)            --            (279)             --         (9,503)             --
  Annuity benefit payments                      (195)            --          (1,470)             --        (22,317)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               6,506,716       (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,620,790       (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of year
  or period                                4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,954,082      1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER     OPPENHEIMER     PIMCO VIT
                                        GROWTH ETF     INC & GROWTH    BERMAN SOC     INTL GROW VA      MS SM CAP     GLB DIV ALL
                                            II            ETF II        RESP S CL          SS             VA SS         ADV CL
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (71,738)       (44,565)        (20,653)       (217,741)       (28,001)      1,033,652
  Net realized gains (losses) on
    investments                            1,509,410      1,801,429         287,435       3,573,626        419,865       3,672,081
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,399,299)    (2,720,400)       (317,257)     (2,803,152)      (619,801)     (9,639,474)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (961,627)      (963,536)        (50,475)        552,733       (227,937)     (4,933,741)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,159,440        918,700       1,046,939       4,531,854      1,548,494      41,893,832
  Contract terminations, withdrawal
    payments and charges                  (2,575,540)    (6,508,472)       (488,855)     (3,551,005)      (615,346)       (480,295)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              75             --              --
  Annuity benefit payments                        --             --              --          (1,800)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,416,100)    (5,589,772)        558,084         979,124        933,148      41,413,537
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,377,727)    (6,553,308)        507,609       1,531,857        705,211      36,479,796
Net assets at the beginning of year
  or period                               25,745,659     34,904,814       1,681,074      34,504,984      2,111,345      40,321,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (14,354)        55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses) on
    investments                            2,133,366      1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)             (273,584)      (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,845,428      1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,418,266      1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations, withdrawal
    payments and charges                  (2,639,139)    (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --            (257)           (335)            --              --
  Annuity benefit payments                        --             --             (78)         (2,408)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,220,873)    (1,616,342)        832,323         793,036        491,481      18,881,772
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            624,555       (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of year
  or period                               23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,992,487     28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       LOW DUR PORT   TOTAL RETURN    EQUITY INCOME    GROWTH AND     GROWTH OPP       INTER EQ
                                          ADV CL         ADV CL           CL IB         INC CL IB      CL IB (b)         CL IB
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $    1,203,424      5,855,106           9,578          45,194             --         (11,219)
  Net realized gains (losses) on
    investments                                7,813      1,593,673         306,553         726,150             --          31,934
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,044,313)    (9,447,375)       (530,278)     (1,251,823)            --         (42,535)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (833,076)    (1,998,596)       (214,147)       (480,479)            --         (21,820)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,882,287     10,157,627         988,762       5,504,394             --         441,687
  Contract terminations, withdrawal
    payments and charges                  (5,335,984)   (12,836,566)       (857,576)     (5,114,733)            --        (823,945)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   44             98              69              97             --             186
  Annuity benefit payments                    (7,343)        (9,041)         (2,534)         (3,282)            --          (5,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (460,996)    (2,687,882)        128,721         386,476             --        (387,346)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,294,072)    (4,686,478)        (85,426)        (94,003)            --        (409,166)
Net assets at the beginning of year
  or period                               64,764,833    171,456,699       4,919,650       8,290,582             --       3,917,834
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (52,539)       836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses) on
    investments                             (116,505)      (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)               52,219      1,808,673         330,395         878,437       (268,872)       (328,853)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (116,825)     1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,798,546      8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations, withdrawal
    payments and charges                  (6,265,422)   (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (605)          (431)            (46)           (883)           276            (528)
  Annuity benefit payments                    (7,843)       (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,475,324)   (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,592,149)    (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of year
  or period                               63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,878,612    158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PUTNAM VT       PUTNAM VT                     SFT ADVANTUS   SFT ADVANTUS    SFT ADVANTUS
                                      MULTI-CAP GRO    VOYAGER CL     SFT ADVANTUS     DYNAMIC MGD    GOVT MONEY     INDEX 400 MC
                                          CL IB          IB (c)         BOND CL 2          VOL          MARKET           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (47,502)        (5,892)     (2,690,722)     (2,624,300)      (500,356)       (909,370)
  Net realized gains (losses) on
    investments                              230,671      1,857,036       5,048,348       2,547,212             --       5,570,237
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (264,539)    (2,143,903)     (4,704,208)    (10,027,076)            --      (7,184,849)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (81,370)      (292,759)     (2,346,582)    (10,104,164)      (500,356)     (2,523,982)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 885,157      3,735,937      17,926,828     107,378,413     32,082,546       4,910,070
  Contract terminations, withdrawal
    payments and charges                    (466,001)    (5,506,134)    (16,063,429)    (24,831,823)   (32,736,057)    (11,879,425)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,177)             --          1,577          (6,760)
  Annuity benefit payments                        --             --        (160,700)             --        (21,968)        (61,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 419,156     (1,770,197)      1,699,522      82,546,590       (673,902)     (7,037,608)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            337,786     (2,062,956)       (647,060)     72,442,426     (1,174,258)     (9,561,590)
Net assets at the beginning of year
  or period                                3,625,258      9,206,811     193,902,325     131,044,394     38,132,876      76,637,719
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (44,374)       (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses) on
    investments                              565,911        (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)             (175,456)       726,977       3,284,931      18,533,704         17,305       9,022,549
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           346,081        680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,034,682      1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations, withdrawal
    payments and charges                  (4,211,916)    (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                        --             --        (131,860)             --        (14,789)        (62,022)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,177,234)    (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,831,153)    (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of year
  or period                                3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,131,891             --     195,670,933     273,245,709     34,125,303      84,752,467
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                           SFT
                                                      SFT ADVANTUS      ADVANTUS                      SFT ADVANTUS
                                       SFT ADVANTUS     INTL BOND        MGD VOL      SFT ADVANTUS    REAL ESTATE       SFT IVY
                                      INDEX 500 CL 2       CL 2        EQUITY (d)     MORTGAGE CL 2       CL 2          GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $   (1,878,652)    (1,223,174)         (2,831)       (846,777)    (1,155,318)     (2,947,152)
  Net realized gains (losses) on
    investments                           12,119,132      2,586,421              --       2,138,500      7,883,480       5,993,732
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,354,751)    (6,378,692)         20,020        (380,899)    (4,182,968)      8,671,504
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (114,271)    (5,015,445)         17,189         910,824      2,545,194      11,718,084
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              16,072,829      4,563,947       5,344,948       5,630,033     14,484,479       9,678,891
  Contract terminations, withdrawal
    payments and charges                 (16,784,311)    (6,087,606)             --      (8,665,747)   (20,930,305)    (35,796,766)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              493,035          5,994              --          (2,416)        (3,150)          1,795
  Annuity benefit payments                (5,347,779)       (39,103)             --         (82,340)       (78,095)       (256,050)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,566,226)    (1,556,768)      5,344,948      (3,120,470)    (6,527,071)    (26,372,130)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,680,497)    (6,572,213)      5,362,137      (2,209,646)    (3,981,877)    (14,654,046)
Net assets at the beginning of year
  or period                              181,518,328     91,906,893              --      61,251,416     82,446,929     224,075,624
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $   (1,857,155)    (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses) on
    investments                           11,820,420      2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)            8,018,285        (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        17,981,550      1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              18,512,945      4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations, withdrawal
    payments and charges                 (13,879,295)    (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              146,204          4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments                (5,083,271)       (32,468)             --         (61,135)       (59,136)       (216,589)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (303,417)    (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         17,678,133     (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of year
  or period                              175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  193,515,964     83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         SFT IVY       SFT PYRAMIS                      TOPS MGD                       TOPS MGD
                                        SMALL CAP      CORE EQUITY     SFT T. ROWE    RISK BAL ETF     TOPS MGD       RISK GROWTH
                                          GROWTH          CL 2         PRICE VALUE        CL 2       RISK FLEX ETF     ETF CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (610,315)      (836,129)     (1,942,222)        (48,862)      (515,041)        (54,467)
  Net realized gains (losses) on
    investments                              921,760      1,719,879       1,346,471         723,446        280,893       1,438,560
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,499,811)    (1,168,673)     (3,933,195)     (1,939,261)    (4,039,205)    (11,746,367)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (2,188,366)      (284,923)     (4,528,946)     (1,264,677)    (4,273,353)    (10,362,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               3,549,279      7,333,595       2,294,802       2,533,819     38,548,279       8,687,250
  Contract terminations, withdrawal
    payments and charges                  (7,815,909)   (13,183,076)    (15,869,410)     (2,933,503)    (3,503,545)     (7,937,759)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,825          4,249          (4,287)             --             --              --
  Annuity benefit payments                   (89,920)       (40,198)        (44,269)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,354,725)    (5,885,430)    (13,623,164)       (399,684)    35,044,734         749,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,543,091)    (6,170,353)    (18,152,110)     (1,664,361)    30,771,381      (9,612,783)
Net assets at the beginning of year
  or period                               51,323,384     66,977,999     146,020,559      22,633,674     36,414,844      99,082,427
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (576,368)      (727,197)     (1,766,123)        (34,413)      (526,293)        118,182
  Net realized gains (losses) on
    investments                              887,617      1,614,462       1,262,233          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)            7,934,827      1,038,005      11,222,526       1,052,697      3,608,630       3,512,847
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,246,076      1,925,270      10,718,636       1,041,625      3,027,407       3,246,432
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,844,158      1,231,337       2,189,867       3,822,585     26,583,875       2,976,344
  Contract terminations, withdrawal
    payments and charges                  (6,733,817)   (12,426,476)    (14,532,057)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (95,287)         3,806            (239)             --             --              --
  Annuity benefit payments                   (79,220)       (31,675)        (39,954)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,064,166)   (11,223,008)    (12,382,383)      1,567,619     24,085,712     (12,533,169)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,181,910     (9,297,738)     (1,663,747)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of year
  or period                               44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   48,962,203     51,509,908     126,204,702      23,578,557     94,299,344      80,182,907
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                         TOPS MGD
                                         RISK MOD
                                       GRO ETF CL 2         TOTALS
                                      ---------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (43,540)     (17,240,213)
  Net realized gains (losses) on
    investments                             1,269,687      356,361,139
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (3,574,207)    (496,972,524)
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations         (2,348,060)    (157,851,598)
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                3,116,907      891,506,827
  Contract terminations, withdrawal
    payments and charges                   (5,864,631)    (631,371,368)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --          556,949
  Annuity benefit payments                         --       (7,612,741)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (2,747,724)     253,079,667
                                      ---------------   --------------
Increase (decrease) in net assets          (5,095,784)      95,228,069
Net assets at the beginning of year
  or period                                33,506,104    5,123,006,148
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    28,410,320    5,218,234,217
                                      ===============   ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $         8,272      (23,628,228)
  Net realized gains (losses) on
    investments                              (114,068)     216,913,634
  Net change in unrealized
    appreciation (depreciation)             1,335,495       26,219,507
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations          1,229,699      219,504,913
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                1,450,938      809,330,082
  Contract terminations, withdrawal
    payments and charges                   (5,970,485)    (619,953,727)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --       (1,124,379)
  Annuity benefit payments                         --       (6,954,792)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (4,519,547)     181,297,184
                                      ---------------   --------------
Increase (decrease) in net assets          (3,289,848)     400,802,097
Net assets at the beginning of year
  or period                                28,410,320    5,218,234,217
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    25,120,472    5,619,036,314
                                      ===============   ==============

See accompanying notes to financial statements.

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-six segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

        - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
        - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
        - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
        - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
        - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
        - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
        - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
        - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
        - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
        - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
        - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
        - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
        - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
        - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
        - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
        - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
        - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
        - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
        - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
        - Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr II)
        - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
        - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
        - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
        -   Ivy VIP - Asset Strategy (Ivy VIP Asset Strategy)
        -   Ivy VIP - Balanced (Ivy VIP Balanced)
        -   Ivy VIP - Bond (Ivy VIP Bond)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        -   Ivy VIP - Core Equity (Ivy VIP Core Equity)
        -   Ivy VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
        -   Ivy VIP - Energy (Ivy VIP Energy)
        -   Ivy VIP - Global Bond (Ivy VIP Global Bond)
        -   Ivy VIP - Global Growth (Ivy VIP Global Growth)
        -   Ivy VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
        -   Ivy VIP - Government Money Market (Ivy VIP Govt Money Market)
        -   Ivy VIP - Growth (Ivy VIP Growth)
        -   Ivy VIP - High Income (Ivy VIP High Income)
        -   Ivy VIP - International Core Equity (Ivy VIP Intl Core Equity)
        -   Ivy VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
        -   Ivy VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
        -   Ivy VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
        -   Ivy VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)
        -   Ivy VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
        -   Ivy VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod
            MVF)
        -   Ivy VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
        - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)
        -   Ivy VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod
            Aggr)
        - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)
        -   Ivy VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod
            Cons)
        -   Ivy VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
        -   Ivy VIP - Science and Technology (Ivy VIP Science & Tech)
        -   Ivy VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
        -   Ivy VIP - Small Cap Value (Ivy VIP Small Cap Value)
        -   Ivy VIP - Value (Ivy VIP Value)
        - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
        - Janus Aspen Series - Flexible Bond - Service Shares (Janus Aspen Flexible Bond SS)
        - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
        - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
        - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
        - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
        - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
        - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
        - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
        - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
        - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
        - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
        - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
        - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
        - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
        - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
        - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
        - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
        - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
        - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
        - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
        - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
        - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
        - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
        - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
        - Securian Funds Trust - Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
        - Securian Funds Trust - Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
        - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
        - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
        - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
        - Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
        - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
        - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
        -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
        - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
        - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
        - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
        - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

      The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

      Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

      The following sub-accounts merged during 2016:

      CLOSED PORTFOLIO                                      RECEIVING PORTFOLIO                     EFFECTIVE DATE
      -------------------------------------------    -----------------------------------    ---------------------------
      Putnam VT Voyager Fund - Class IB Shares       Putnam VT Growth Opportunities             November 21, 2016
                                                     Fund - Class IB Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      The following sub-accounts had name changes during 2015 and 2016:

      FORMER NAME                                               CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - International Growth         Ivy Funds VIP - Global Growth                 January 2, 2015

      Goldman Sachs VI Trust Global Markets        Goldman Sachs VIT Global Trends               April 29, 2015
      Navigator Fund - Service Shares              Allocation Fund - Service Shares

      AllianceBernstein VPS Dynamic Asset          AB VPS Dynamic Asset Allocation                 May 1, 2015
      Allocation Portfolio - Class B Shares        Portfolio - Class B Shares

      MFS(R) VIT - Mid Cap Growth Series -         MFS(R) VIT - Mid Cap Growth Series -            May 1, 2015
      Service Shares                               Service Class

      MFS(R) VIT II - International Value -        MFS(R) VIT II - International Value             May 1, 2015
      Service Shares                               Portfolio - Service Class

      ALPS VIT Ibbotson Aggressive Growth ETF      Morningstar Aggressive Growth ETF             April 29, 2016
      Asset Allocation Portfolio - Class II        Asset Allocation Portfolio - Class II
      Shares                                       Shares

      ALPS VIT Ibbotson Balanced ETF Asset         Morningstar Balanced ETF Asset                April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Conservative ETF Asset     Morningstar Conservative ETF Asset            April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Growth ETF Asset           Morningstar Growth ETF Asset                  April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Income and Growth ETF      Morningstar Income and Growth Asset           April 29, 2016
      Asset Allocation Portfolio - Class II        Allocation Portfolio - Class II
      Shares                                       Shares

      Securian Funds Trust - SFT Advantus          Securian Funds Trust - Advantus               April 29, 2016
      Managed Volatility Fund                      Dynamic Managed Volatility Fund

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Securian Funds Trust - SFT Advantus Money    Securian Funds Trust - Advantus               April 29, 2016
      Market Fund                                  Government Money Market Fund

      Ivy Funds VIP - Asset Strategy               Ivy VIP - Asset Strategy                    September 30, 2016

      Ivy Funds VIP - Balanced                     Ivy VIP - Balanced                          September 30, 2016

      Ivy Funds VIP - Bond                         Ivy VIP - Bond                              September 30, 2016

      Ivy Funds VIP - Core Equity                  Ivy VIP - Core Equity                       September 30, 2016

      Ivy Funds VIP - Dividend Opportunities       Ivy VIP - Dividend Opportunities            September 30, 2016

      Ivy Funds VIP - Energy                       Ivy VIP - Energy                            September 30, 2016

      Ivy Funds VIP - Global Bond                  Ivy VIP - Global Bond                       September 30, 2016

      Ivy Funds VIP - Global Growth                Ivy VIP - Global Growth                     September 30, 2016

      Ivy Funds VIP - Global Natural Resources     Ivy VIP - Global Natural Resources          September 30, 2016

      Ivy Funds VIP - Growth                       Ivy VIP - Growth                            September 30, 2016

      Ivy Funds VIP - High Income                  Ivy VIP - High Income                       September 30, 2016

      Ivy Funds VIP - International Core Equity    Ivy VIP - International Core Equity         September 30, 2016

      Ivy Funds VIP - Limited-Term Bond            Ivy VIP - Limited-Term Bond                 September 30, 2016

      Ivy Funds VIP - Micro Cap Growth             Ivy VIP - Micro Cap Growth                  September 30, 2016

      Ivy Funds VIP - Mid Cap Growth               Ivy VIP - Mid Cap Growth                    September 30, 2016

      Ivy Funds VIP - Money Market                 Ivy VIP - Money Market                      September 30, 2016

      Ivy Funds VIP - Pathfinder Aggressive        Ivy VIP - Pathfinder Aggressive             September 30, 2016

      Ivy Funds VIP - Pathfinder Conservative      Ivy VIP - Pathfinder Conservative           September 30, 2016

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - Pathfinder Moderate -        Ivy VIP - Pathfinder Moderate -             September 30, 2016
      Managed Volatility                           Managed Volatility

      Ivy Funds VIP - Pathfinder Moderate          Ivy VIP - Pathfinder Moderate               September 30, 2016

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive - Managed Volatility              Aggressive - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive                                   Aggressive

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative - Managed Volatility            Conservative - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative                                 Conservative

      Ivy Funds VIP - Real Estate Securities       Ivy VIP - Real Estate Securities            September 30, 2016

      Ivy Funds VIP - Science and Technology       Ivy VIP - Science and Technology            September 30, 2016

      Ivy Funds VIP - Small Cap Growth             Ivy VIP - Small Cap Growth                  September 30, 2016

      Ivy Funds VIP - Small Cap Value              Ivy VIP - Small Cap Value                   September 30, 2016

      Ivy Funds VIP - Value                        Ivy VIP - Value                             September 30, 2016

      Ivy VIP - Money Market                       Ivy VIP - Government Money Market            October 14, 2016

The following sub-accounts were added to the Account in 2015:

      SUB-ACCOUNT                                                                                 EFFECTIVE DATE
      -----------------------------------------------------------------------------------  ------------------------------
      Janus Aspen Series - Flexible Bond - Service Shares                                         May 1, 2015

      Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap                  May 1, 2015
      Growth Portfolio - Class II Shares

      MFS(R) VIT II - International Value Portfolio - Service Class                               May 1, 2015

      Securian Funds Trust - Advantus Managed Volatility Equity Fund                           November 18, 2015

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

      (A)   USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

      (B)   INVESTMENTS IN UNDERLYING FUNDS

            Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

            Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

            All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

      (C)   FEDERAL INCOME TAXES

            The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

      (D)   CONTRACTS IN ANNUITY PAYMENT PERIOD

            Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      (A)   MULTIOPTION FLEX/SINGLE/SELECT

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $1,508 and $9,630, respectively.

      (B)   MULTIOPTION CLASSIC/ACHIEVER

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

            A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $15,897 and $22,317, respectively.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

      (C)   MULTIOPTION ADVISOR SERIES

            There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2016 and 2015, contingent deferred sales charges for all MultiOption Advisor classes totaled $480,215 and $608,948, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (D)   MEGANNUITY/UMOA

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

      (E)   ADJUSTABLE INCOME ANNUITY

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

      (F)   WADDELL & REED ADVISORS RETIREMENT BUILDER

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $434,833 and $682,594, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (G)   MULTIOPTION LEGEND

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $33,693 and $18,939, respectively.

            In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (H)   MULTIOPTION EXTRA

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $817,994 and $557,682, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (I)   MULTIOPTION GUIDE SERIES

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $931,013 and $700,234, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (J)   MULTIOPTION ADVANTAGE

            The MultiOption Advantage product became effective on November 9, 2016.

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.45% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2016.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (K)   WADDELL & REED ADVISORS RETIREMENT BUILDER II

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $93,392 and $32,426, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (L)   OTHER

            To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

            On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

                    - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                    -   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
                        - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                    - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

                  These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

      (4)   FAIR VALUE MEASUREMENTS

            In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

            The fair value of the Account's financial assets has been determined using available market information as of December 31, 2016. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

            The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

            The levels of fair value hierarchy are as follows:

                  Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                  Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

                  Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

            The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            As of December 31, 2016, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2016 were as follows:

                                                      PURCHASES        SALES
                                                     ------------   ------------
     AB VPS DynAsstAll Cl B                          $ 31,050,234   $  5,274,175
     AB VPS Intl Value Cl B                               106,790        141,033
     Am Century VP Inc & Gro Cl II                      2,232,215      1,057,613
     Am Century VP Infl Pro Cl II                       4,664,954      9,406,547
     Amer Funds IS Glbl Bond Cl 2                       4,428,019      1,679,448
     Amer Funds IS Glbl Growth Cl 2                     5,612,549      3,700,412
     Amer Funds IS Glbl Sm Cp Cl 2                      4,064,282      1,477,219
     Amer Funds IS Growth Cl 2                         10,402,464      3,717,057
     Amer Funds IS Growth-Inc Cl 2                     11,629,907      1,280,067
     Amer Funds IS Intl Cl 2                            3,719,248      2,717,908
     Amer Funds IS New World Cl 2                       3,233,541      1,538,298
     Amer Funds IS US Govt/AAA Cl 2                     6,398,289      2,753,997
     ClearBridge Var Sm Gro Cl II                       1,031,383        252,870
     Fidelity VIP Equity-Income SC2                    15,000,229      9,414,358
     Fidelity VIP Mid Cap SC2                           4,082,419      5,905,951
     Franklin Dev Mkts VIP Cl 2                         5,423,767      6,948,037
     Franklin Mutual Shs VIP Cl 2                         723,998      1,203,522
     Franklin Small Cp Val VIP Cl 2                    12,748,272      3,371,519
     Franklin Sm-Md Cp Gr VIP Cl 2                      2,441,190      3,036,320
     Goldman Sachs VI HQ Flt Rt SS                      4,239,387      3,331,081
     Goldman Sachs VIT Gbl Trnds SS                    23,000,855      6,705,785
     Invesco VI Amer Value Sr II                        3,015,938      2,149,847
     Invesco VI Comstock Sr II                          7,874,111      9,428,713
     Invesco VI Equity & Inc Sr II                      1,851,766      1,379,610
     Invesco VI Growth & Inc Sr II                      6,714,774        660,724
     Invesco VI Sm Cap Eqty Sr II                       2,341,642      2,893,546
     Ivy VIP Asset Strategy                             3,907,249     31,071,726
     Ivy VIP Balanced                                  23,874,132     17,540,812
     Ivy VIP Bond                                       8,074,891     14,945,896
     Ivy VIP Core Equity                               17,508,161     12,369,260
     Ivy VIP Dividend Opp                               3,041,283      3,820,193
     Ivy VIP Energy                                       901,729      1,551,241
     Ivy VIP Glbl Natural Res                           8,942,771      5,667,559
     Ivy VIP Global Bond                                  731,931        920,343
     Ivy VIP Global Growth                              5,023,910      7,473,338
     Ivy VIP Govt Money Market                          5,113,498      7,392,100

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                      PURCHASES        SALES
                                                     ------------   ------------
     Ivy VIP Growth                                  $  7,151,256   $  8,135,923
     Ivy VIP High Income                               13,781,765     13,739,287
     Ivy VIP Intl Core Equity                           9,105,302     20,234,376
     Ivy VIP Limited-Term Bond                          5,890,040      3,743,508
     Ivy VIP Micro Cap Growth                           4,515,011      4,664,748
     Ivy VIP Mid Cap Growth                             5,836,378      7,717,754
     Ivy VIP Path Mod Agg MVF                          17,088,512      5,710,048
     Ivy VIP Path Mod Con MVF                          13,656,931      4,959,712
     Ivy VIP Path Mod MVF                              93,167,377     10,133,082
     Ivy VIP Pathfinder Aggressive                      3,259,499      2,889,302
     Ivy VIP Pathfinder Conserv                         4,377,486      5,057,706
     Ivy VIP Pathfinder Mod Aggr                       26,412,927     17,756,146
     Ivy VIP Pathfinder Mod Cons                        6,754,496      6,142,036
     Ivy VIP Pathfinder Moderate                       20,325,916     15,575,084
     Ivy VIP Real Estate Sec                            2,287,117      2,380,804
     Ivy VIP Science & Tech                             6,040,395     13,238,953
     Ivy VIP Small Cap Growth                           4,759,897      3,292,002
     Ivy VIP Small Cap Value                           11,475,504     11,110,898
     Ivy VIP Value                                     16,523,456     18,832,486
     Janus Aspen Balanced SS                            3,811,459      4,568,683
     Janus Aspen Flexible Bond SS                      10,815,604        903,568
     Janus Aspen Forty SS                              12,420,361     13,063,278
     Janus Aspen Overseas SS                            6,680,681      5,559,668
     Janus Aspen Perk Mid Cp Val SS                     4,534,139      3,009,205
     MFS VIT II Intl Value SC                           7,344,843        638,990
     MFS VIT Mid Cap Growth Ser SC                        433,568        509,517
     MorgStanley UIF Emg Mk Eq Cl 2                     2,622,107      3,579,394
     Morningstar Aggr Growth ETF II                     2,499,496      2,096,931
     Morningstar Balanced ETF II                        6,489,172      5,886,310
     Morningstar Conservative ETF II                    2,689,889      1,765,870
     Morningstar Growth ETF II                          2,757,945      2,930,712
     Morningstar Inc & Growth ETF II                    2,994,043      3,112,685
     NeubergerBerman Soc Resp S Cl                      1,197,352        283,155
     Oppenheimer Intl Grow VA SS                        4,167,996      2,809,733
     Oppenheimer MS Sm Cap VA SS                        1,209,097        640,951
     PIMCO VIT Glb Div All Adv Cl                      24,076,503      4,722,368
     PIMCO VIT Low Dur Port Adv Cl                      5,144,270      6,672,169

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                       PURCHASES        SALES
                                                     ------------   ------------
     PIMCO VIT Total Return Adv Cl                   $ 10,462,310   $ 19,842,698
     Putnam VT Equity Income Cl IB                        831,722        798,480
     Putnam VT Growth and Inc Cl IB                     2,317,277      5,036,714
     Putnam VT Growth Opp Cl IB (a)                     7,682,058      3,436,257
     Putnam VT Inter Eq Cl IB                             557,697        567,951
     Putnam VT Multi-Cap Gro Cl IB                      1,469,737      4,269,075
     Putnam VT Voyager Cl IB (b)                        1,618,820      9,166,309
     SFT Advantus Bond Cl 2                            11,658,708     17,568,478
     SFT Advantus Dynamic Mgd Vol                      59,363,541      9,321,701
     SFT Advantus Govt Money Market                    17,107,014     19,957,640
     SFT Advantus Index 400 MC Cl 2                    13,683,580      9,125,255
     SFT Advantus Index 500 Cl 2                       17,943,542     20,104,031
     SFT Advantus Intl Bond Cl 2                        3,966,043      8,211,543
     SFT Advantus Mgd Vol Equity                      171,137,197        661,261
     SFT Advantus Mortgage Cl 2                         6,212,736      7,140,568
     SFT Advantus Real Estate Cl 2                      6,498,821     11,323,712
     SFT Ivy Growth                                     3,316,442     28,397,975
     SFT Ivy Small Cap Growth                           2,722,489      7,363,004
     SFT Pyramis Core Equity Cl 2                       1,082,492     13,032,790
     SFT T. Rowe Price Value                            1,856,910     16,005,448
     TOPS Mgd Risk Bal ETF Cl 2                         3,977,484      2,444,249
     TOPS Mgd Risk Flex ETF                            26,277,135      2,717,596
     TOPS Mgd Risk Growth ETF Cl 2                      4,041,598     16,456,668
     TOPS Mgd Risk Mod Gro ETF Cl 2                     1,739,305      6,250,630

--------
     (a) For the period from November 21, 2016 through December 31, 2016
     (b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             AB VPS                      AM CENTURY     AM CENTURY     AMER FUNDS      AMER FUNDS
                                           DYNASSTALL     AB VPS INTL    VP INC & GRO   VP INFL PRO    IS GLBL BOND     IS GLBL
                                              CL B         VALUE CL B        CL II        CL II           CL 2        GROWTH CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      47,776,277      1,393,635      1,782,099     63,686,918      4,199,585      6,538,242
   Contract purchase payments               51,212,676      1,600,370        350,873      3,021,044      3,058,680      3,058,849
   Contract terminations, withdrawal
      payments and charges                    (747,148)    (1,611,214)      (627,770)    (6,240,943)      (804,955)    (2,201,988)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      98,241,805      1,382,791      1,505,202     60,467,019      6,453,310      7,395,103
   Contract purchase payments               30,010,004        175,988        924,085      2,538,105      4,412,112      3,420,569
   Contract terminations, withdrawal
      payments and charges                  (4,876,298)      (232,779)      (463,234)    (7,195,658)    (1,646,392)    (2,692,308)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016     123,375,511      1,326,000      1,966,053     55,809,466      9,219,030      8,123,364
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                           AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                           IS GLBL SM      IS GROWTH     IS GROWTH-     AMER FUNDS       IS NEW        GOVT/AAA
                                             CP CL 2         CL 2         INC CL 2      IS INTL CL 2   WORLD CL 2        CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       3,723,569     14,585,631      8,257,642     13,361,139      6,022,669      7,087,217
   Contract purchase payments                3,640,757      5,833,929      5,849,171      2,460,565      3,201,578      3,026,891
   Contract terminations, withdrawal
      payments and charges                  (1,547,392)      (925,258)      (838,571)    (1,411,835)    (1,232,475)    (1,511,330)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       5,816,934     19,494,302     13,268,242     14,409,869      7,991,772      8,602,778
   Contract purchase payments                2,421,812      5,119,851      5,624,797      2,246,536      3,352,946      5,633,706
   Contract terminations, withdrawal
      payments and charges                  (1,205,294)    (2,433,980)      (821,223)    (2,447,238)    (1,510,621)    (2,532,078)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       7,033,452     22,180,173     18,071,816     14,209,167      9,834,097     11,704,406
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           CLEARBRIDGE    FIDELITY VIP    FIDELITY       FRANKLIN       FRANKLIN       FRANKLIN
                                           VAR SM GRO        EQUITY-       VIP MID       DEV MKTS      MUTUAL SHS     SMALL CP VAL
                                            CL II (a)      INCOME SC2      CAP SC2       VIP CL 2       VIP CL 2       VIP CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --     40,504,113     11,700,083     10,524,450      4,063,516     17,745,713
   Contract purchase payments                  918,439        769,407        418,971      1,787,555        132,967      1,951,258
   Contract terminations, withdrawal
      payments and charges                     (27,891)    (5,479,807)    (1,883,631)    (1,832,252)    (1,060,767)    (1,555,169)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015         890,548     35,793,713     10,235,423     10,479,753      3,135,716     18,141,802
   Contract purchase payments                1,079,014      3,956,866        529,356      2,607,525         58,134      5,467,677
   Contract terminations, withdrawal
      payments and charges                    (259,226)    (4,263,597)    (1,532,962)    (3,252,329)      (543,169)    (2,228,158)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       1,710,336     35,486,982      9,231,817      9,834,949      2,650,681     21,381,321
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            FRANKLIN        GOLDMAN        GOLDMAN      INVESCO VI     INVESCO VI     INVESCO VI
                                            SM-MD CP      SACHS VI HQ     SACHS VIT     AMER VALUE      COMSTOCK       EQUITY &
                                           GR VIP CL 2     FLT RT SS     GBL TRNDS SS      SR II          SR II        INC SR II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       6,708,673     36,182,709     57,148,115      4,062,941     20,328,052      2,162,430
   Contract purchase payments                1,109,963      3,143,299     42,735,081      2,270,405      3,500,960        841,653
   Contract terminations, withdrawal
      payments and charges                  (1,595,406)    (3,113,395)    (2,367,196)      (704,524)    (2,453,231)      (380,431)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       6,223,230     36,212,613     97,516,000      5,628,822     21,375,781      2,623,652
   Contract purchase payments                  836,610      3,987,021     24,092,439      1,913,516      1,637,881      1,025,066
   Contract terminations, withdrawal
      payments and charges                  (1,807,047)    (3,047,712)    (6,675,106)    (1,518,561)    (3,723,249)      (838,519)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       5,252,793     37,151,922    114,933,333      6,023,777     19,290,413      2,810,199
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           INVESCO VI     INVESCO VI       IVY VIP
                                            GROWTH &        SM CAP          ASSET         IVY VIP        IVY VIP        IVY VIP
                                            INC SR II     EQTY SR II      STRATEGY       BALANCED         BOND        CORE EQUITY
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,434,525     16,624,811     74,476,886     35,921,678    109,220,233     44,306,736
   Contract purchase payments                  221,489        753,732      2,645,402      3,245,476      4,731,523      3,545,281
   Contract terminations, withdrawal
      payments and charges                    (432,139)    (1,845,209)    (9,764,225)    (4,290,071)   (10,305,937)    (5,550,256)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,223,875     15,533,334     67,358,063     34,877,083    103,645,819     42,301,761
   Contract purchase payments                2,313,908        707,218      1,385,451      2,426,564      3,795,777      2,242,375
   Contract terminations, withdrawal
      payments and charges                    (260,738)    (2,001,738)   (11,545,256)    (5,033,463)   (10,254,767)    (4,761,899)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       3,277,045     14,238,814     57,198,258     32,270,184     97,186,829     39,782,237
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP                                      IVY VIP
                                            DIVIDEND        IVY VIP         GLBL          IVY VIP        IVY VIP      GOVT MONEY
                                               OPP          ENERGY       NATURAL RES    GLOBAL BOND    GLOBAL GROWTH    MARKET
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      13,352,998      5,753,035     28,496,741      7,019,226     36,111,781     12,038,044
   Contract purchase payments                  366,620      1,375,634      9,173,141        836,027      1,409,289      7,147,689
   Contract terminations, withdrawal
      payments and charges                  (2,032,839)    (1,120,815)    (4,057,761)    (1,095,378)    (4,030,289)    (6,484,062)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      11,686,779      6,007,854     33,612,121      6,759,875     33,490,781     12,701,671
   Contract purchase payments                  851,004        931,232      8,802,397        504,529      1,684,049      5,154,333
   Contract terminations, withdrawal
      payments and charges                  (1,881,058)    (1,377,597)    (5,421,118)      (846,056)    (3,551,792)    (7,303,833)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      10,656,725      5,561,489     36,993,400      6,418,348     31,623,038     10,552,171
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                           IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             IVY VIP        IVY VIP       INTL CORE      LIMITED-       MICRO CAP       MID CAP
                                             GROWTH       HIGH INCOME      EQUITY        TERM BOND       GROWTH         GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,275,987     73,091,861     69,049,904     35,060,416     11,200,328     26,623,415
   Contract purchase payments                  854,803      7,474,573      3,042,338      5,076,700        911,824      1,977,184
   Contract terminations, withdrawal
      payments and charges                  (4,261,567)   (10,961,333)    (8,242,787)    (3,129,348)    (2,243,473)    (2,718,360)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      26,869,223     69,605,101     63,849,455     37,007,768      9,868,679     25,882,239
   Contract purchase payments                  542,972      6,290,619      2,470,191      5,458,213        869,015      1,187,410
   Contract terminations, withdrawal
      payments and charges                  (3,388,217)    (8,989,329)    (7,911,880)    (3,463,820)    (1,846,633)    (2,969,036)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      24,023,978     66,906,391     58,407,766     39,002,161      8,891,061     24,100,613
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                            PATH MOD       PATH MOD       PATH MOD      PATHFINDER     PATHFINDER     PATHFINDER
                                             AGG MVF        CON MVF          MVF        AGGRESSIVE       CONSERV       MOD AGGR
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,952,583     13,062,845    118,871,914     11,881,250     29,844,909    193,683,655
   Contract purchase payments               20,001,348     13,334,624    136,429,334      1,953,434      1,191,520      1,791,440
   Contract terminations, withdrawal
      payments and charges                  (1,502,889)    (1,422,273)    (2,612,437)      (562,806)    (3,541,150)    (7,400,045)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      49,451,042     24,975,196    252,688,811     13,271,878     27,495,279    188,075,050
   Contract purchase payments               13,687,984     12,531,591     81,712,973      1,071,067      1,585,344        723,121
   Contract terminations, withdrawal
      payments and charges                  (5,186,837)    (4,671,879)    (9,214,946)    (2,055,139)    (3,764,462)   (11,060,498)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      57,952,189     32,834,908    325,186,838     12,287,806     25,316,161    177,737,673
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           PATHFINDER     PATHFINDER     REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP
                                            MOD CONS       MODERATE          SEC           TECH          GROWTH          VALUE
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      60,897,488    172,610,501      6,610,779     21,133,818     16,538,924     25,893,192
   Contract purchase payments                  800,320      2,032,837        371,293      3,497,092        634,622        884,488
   Contract terminations, withdrawal
      payments and charges                  (4,404,695)   (10,594,407)    (1,589,484)    (3,338,144)    (2,518,393)    (4,482,426)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      57,293,113    164,048,931      5,392,588     21,292,766     14,655,153     22,295,254
   Contract purchase payments                  517,431        884,702        438,608      1,227,441      1,123,903      2,149,432
   Contract terminations, withdrawal
      payments and charges                  (4,124,562)    (9,991,321)      (930,899)    (3,933,212)    (1,623,938)    (4,168,483)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      53,685,982    154,942,312      4,900,297     18,586,995     14,155,118     20,276,203
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                             JANUS          JANUS                         JANUS          JANUS
                                                             ASPEN          ASPEN          JANUS          ASPEN          ASPEN
                                             IVY VIP       BALANCED       FLEXIBLE         ASPEN        OVERSEAS       PERK MID
                                              VALUE           SS         BOND SS (a)     FORTY SS          SS          CP VAL SS
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      44,676,370      9,091,698             --     16,700,439     23,854,503     17,099,250
   Contract purchase payments                4,372,460      2,006,413      7,951,146      4,947,548      2,018,867        951,068
   Contract terminations, withdrawal
      payments and charges                  (6,801,805)    (1,514,209)      (216,396)    (4,337,707)    (3,776,969)    (1,212,564)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      42,247,025      9,583,902      7,734,750     17,310,280     22,096,401     16,837,754
   Contract purchase payments                2,247,562      1,401,390     10,577,233      2,734,881      1,794,626        864,637
   Contract terminations, withdrawal
      payments and charges                  (8,070,566)    (1,918,001)      (904,750)    (4,908,845)    (2,868,865)    (1,960,223)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      36,424,021      9,067,291     17,407,233     15,136,316     21,022,162     15,742,168
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                            MFS VIT
                                            MFS VIT II      MID CAP      MORGSTANLEY    MORNINGSTAR     MORNINGSTAR   MORNINGSTAR
                                            INTL VALUE      GROWTH       UIF EMG MK     AGGR GROWTH     BALANCED      CONSERVATIVE
                                             SC (a)         SER SC         EQ CL 2        ETF II         ETF II         ETF II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --        513,940     31,777,048      6,536,724     56,812,098     13,503,420
   Contract purchase payments                4,552,048        327,405      5,464,332      1,339,386      2,056,948      2,444,377
   Contract terminations, withdrawal
      payments and charges                     (69,744)      (211,778)    (1,717,650)    (1,025,526)    (6,341,310)    (3,895,012)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       4,482,304        629,567     35,523,730      6,850,584     52,527,736     12,052,785
   Contract purchase payments                7,202,790        154,830      4,059,581      1,873,605      2,369,163      1,854,559
   Contract terminations, withdrawal
      payments and charges                    (642,179)      (231,550)    (5,048,829)    (1,841,480)    (4,641,772)    (1,448,666)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      11,042,915        552,847     34,534,482      6,882,709     50,255,127     12,458,678
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                          MORNINGSTAR
                                            MORNINGSTAR       INC &    NEUBERGERBERM    OPPENHEIMER    OPPENHEIMER     PIMCO VIT
                                             GROWTH         GROWTH      AN SOC RESP      INTL GROW      MS SM CAP     GLB DIV ALL
                                             ETF II         ETF II          S CL           VA SS          VA SS         ADV CL
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      22,903,343     30,316,413      1,196,290     12,089,421      1,344,478     36,960,899
   Contract purchase payments                1,026,106        796,052        747,782      1,535,381        993,430     39,058,480
   Contract terminations, withdrawal
      payments and charges                  (2,348,320)    (5,765,722)      (358,339)    (1,226,853)      (404,846)      (579,144)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      21,581,129     25,346,743      1,585,733     12,397,949      1,933,062     75,440,235
   Contract purchase payments                1,252,505        974,777        783,723      1,219,923        729,603     22,713,770
   Contract terminations, withdrawal
      payments and charges                  (2,390,972)    (2,451,965)      (200,473)      (969,906)      (411,388)    (4,500,909)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      20,442,662     23,869,555      2,168,983     12,647,966      2,251,277     93,653,096
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                          PUTNAM VT
                                            PIMCO VIT      PIMCO VIT       EQUITY        PUTNAM VT      PUTNAM VT      PUTNAM VT
                                             LOW DUR      TOTAL RETURN     INCOME       GROWTH AND     GROWTH OPP      INTER EQ
                                           PORT ADV CL      ADV CL          CL IB        INC CL IB      CL IB (b)        CL IB
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      62,187,031    150,517,076      2,342,261      4,018,082             --      2,266,583
   Contract purchase payments                4,680,624      8,834,076        467,992      2,782,181             --        238,052
   Contract terminations, withdrawal
      payments and charges                  (5,318,705)   (11,694,578)      (408,679)    (2,456,423)            --       (448,461)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      61,548,950    147,656,574      2,401,574      4,343,840             --      2,056,174
   Contract purchase payments                4,646,236      7,013,617        326,752      1,038,694      3,288,142        282,766
   Contract terminations, withdrawal
      payments and charges                  (6,249,714)   (16,292,718)      (356,363)    (2,406,405)    (1,549,458)      (326,514)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      59,945,472    138,377,473      2,371,963      2,976,129      1,738,684      2,012,426
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT      PUTNAM VT                   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                            MULTI-CAP       VOYAGER      SFT ADVANTUS   DYNAMIC MGD    GOVT MONEY      INDEX 400
                                            GRO CL IB      CL IB (c)      BOND CL 2         VOL          MARKET         MC CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,449,087      3,971,247    122,294,915    115,228,324     33,036,365     22,733,438
   Contract purchase payments                  347,340      1,649,987     11,721,574     95,291,812     30,950,239      1,218,091
   Contract terminations, withdrawal
      payments and charges                    (187,648)    (2,293,122)    (9,398,241)   (23,354,629)   (30,570,715)    (3,446,517)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,608,779      3,328,112    124,618,248    187,165,507     33,415,889     20,505,012
   Contract purchase payments                  436,108        635,058      7,826,915     55,116,051     15,575,728      3,851,435
   Contract terminations, withdrawal
      payments and charges                  (1,600,440)    (3,963,170)    (9,613,331)    (8,439,207)   (17,843,159)    (2,497,401)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016         444,447             --    122,831,832    233,842,351     31,148,458     21,859,046
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS                  SFT ADVANTUS
                                            INDEX 500      INTL BOND       MGD VOL      SFT ADVANTUS   REAL ESTATE      SFT IVY
                                              CL 2           CL 2        EQUITY (d)     MORTGAGE CL 2     CL 2          GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      48,755,932     51,586,760             --     40,849,187     22,888,172     82,944,079
   Contract purchase payments                5,282,841      2,775,573      5,366,219      4,133,985      3,911,425      3,408,667
   Contract terminations, withdrawal
      payments and charges                  (6,105,877)    (3,610,454)          (368)    (5,267,604)    (5,783,305)   (13,602,526)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      47,932,896     50,751,879      5,365,851     39,715,568     21,016,292     72,750,220
   Contract purchase payments                5,996,312      2,614,438    167,464,677      4,726,056      1,723,069      1,572,069
   Contract terminations, withdrawal
      payments and charges                  (5,179,460)    (4,610,774)      (830,228)    (4,281,532)    (2,723,983)    (9,542,245)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      48,749,748     48,755,543    172,000,300     40,160,092     20,015,378     64,780,044
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             SFT IVY      SFT PYRAMIS                    TOPS MGD       TOPS MGD       TOPS MGD
                                            SMALL CAP     CORE EQUITY    SFT T. ROWE     RISK BAL       RISK FLEX     RISK GROWTH
                                             GROWTH          CL 2        PRICE VALUE     ETF CL 2          ETF         ETF CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      19,748,439     25,068,962     56,265,717     20,422,030     34,958,247     84,977,795
   Contract purchase payments                1,358,893      2,477,183        925,565      2,341,031     37,479,786      7,626,639
   Contract terminations, withdrawal
      payments and charges                  (3,121,925)    (4,777,480)    (6,306,214)    (2,712,543)    (3,577,102)    (7,126,149)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      17,985,407     22,768,665     50,885,068     20,050,518     68,860,931     85,478,285
   Contract purchase payments                1,093,025        457,846        877,164      3,571,374     26,699,103      2,802,403
   Contract terminations, withdrawal
      payments and charges                  (2,608,380)    (4,565,524)    (5,826,080)    (2,142,086)    (2,719,417)   (14,841,732)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      16,470,052     18,660,987     45,936,152     21,479,806     92,840,617     73,438,956
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           SEGREGATED
                                          SUB-ACCOUNTS
                                          ------------
                                            TOPS MGD
                                            RISK MOD
                                               GRO
                                              ETF CL 2
                                          ------------
Units outstanding at December 31, 2014      29,123,275
   Contract purchase payments                2,743,698
   Contract terminations, withdrawal
      payments and charges                  (5,177,477)
                                          ------------
Units outstanding at December 31, 2015      26,689,496
   Contract purchase payments                1,337,289
   Contract terminations, withdrawal
      payments and charges                  (5,561,813)
                                          ------------
Units outstanding at December 31, 2016      22,464,972
                                          ============

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2016, 2015, 2014, 2013, and 2012 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
    2016                           123,375,511  $  1.03 to 1.08  $  132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
    2015                            98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
    2014                            47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%
    2013 (a)                        14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%     3.63% to 4.85%

AB VPS INTL VALUE CL B
    2016                             1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
    2015                             1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
    2014                             1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%
    2013                             1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%    19.17% to 21.27%
    2012                             1,615,280     0.49 to 0.52         844,155     1.42%      1.20% to 2.50%    10.85% to 12.82%

AM CENTURY VP INC & GRO CL II
    2016                             1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
    2015                             1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
    2014                             1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
    2013                             1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%    31.55% to 33.87%
    2012                             1,906,958     1.25 to 1.53       2,872,898     1.89%      1.20% to 2.05%    11.12% to 13.09%

AM CENTURY VP INFL PRO CL II
    2016                            55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
    2015                            60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
    2014                            63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%
    2013                            60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%
    2012                            41,474,140     1.25 to 1.35      55,985,614     2.54%      1.20% to 2.70%     4.25% to 6.09%

AMER FUNDS IS GLBL BOND CL 2
    2016                             9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
    2015                             6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
    2014                             4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%
    2013                             3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%   (5.41)% to (2.72)%
    2012                             2,676,675     1.02 to 1.04       2,789,905     2.75%      0.15% to 2.50%     3.09% to 4.91%

AMER FUNDS IS GLBL GROWTH CL 2
    2016                             8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.3)% to 0.47%
    2015                             7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
    2014                             6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%
    2013                             5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%    25.43% to 28.98%
    2012                             2,210,952     0.98 to 1.09       2,227,216     1.60%      0.15% to 2.50%    18.98% to 21.08%

AMER FUNDS IS GLBL SM CP CL 2
    2016                             7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
    2015                             5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
    2014                             3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%
    2013                             2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%    24.56% to 28.09%
    2012                               877,277     0.87 to 1.05         783,868     1.41%      0.15% to 2.50%    14.72% to 16.75%

AMER FUNDS IS GROWTH CL 2
    2016                            22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
    2015                            19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
    2014                            14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%
    2013                            12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%    26.33% to 28.56%
    2012                             3,448,221     0.99 to 1.01       3,487,125     0.99%      1.20% to 2.50%    14.45% to 16.47%

AMER FUNDS IS GROWTH-INC CL 2
    2016                            18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
    2015                            13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
    2014                             8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%
    2013                             6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%    29.63% to 31.91%
    2012                             2,883,480     1.03 to 1.05       3,036,713     2.37%      1.20% to 2.50%    14.05% to 16.07%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
    2016                            14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
    2015                            14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
    2014                            13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%
    2013                             9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%    18.11% to 21.45%
    2012                             2,969,348     0.89 to 1.07       2,705,544     2.30%      0.15% to 2.50%    14.46% to 16.49%

AMER FUNDS IS NEW WORLD CL 2
    2016                             9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
    2015                             7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
    2014                             6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
    2013                             4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%
    2012                             2,121,978     0.93 to 1.07       2,028,930     1.66%      0.15% to 2.45%     14.38% to 16.4%

AMER FUNDS IS US GOVT/AAA CL 2
    2016                            11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
    2015                             8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
    2014                             7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%
    2013                             5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%   (5.89)% to (3.22)%
    2012                             3,553,386     1.01 to 1.06       3,776,868     1.21%      0.15% to 2.45%    (1.08)% to 0.68%

CLEARBRIDGE VAR SM GRO CL II
    2016                             1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
    2015 (b)                           890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
    2016                            35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
    2015                            35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
    2014                            40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%
    2013                            46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%    24.11% to 27.64%
    2012                            50,295,117     0.84 to 1.63      77,648,067     2.76%      0.15% to 2.95%    13.64% to 16.88%

FIDELITY VIP MID CAP SC2
    2016                             9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
    2015                            10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
    2014                            11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%
    2013                            12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%    31.92% to 35.67%
    2012                            13,515,841     1.85 to 3.12      35,464,418     0.38%      0.15% to 2.50%    11.22% to 14.39%

FRANKLIN DEV MKTS VIP CL 2
    2016                             9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
    2015                            10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
    2014                            10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
    2013                            11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%   (3.80)% to (1.07)%
    2012                            11,810,871     1.59 to 3.15      29,864,458     1.38%      0.15% to 2.50%     9.86% to 12.99%

FRANKLIN MUTUAL SHS VIP CL 2
    2016                             2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
    2015                             3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
    2014                             4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%
    2013                             4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%    24.54% to 26.73%
    2012                             5,877,310     1.31 to 1.66       9,582,151     2.02%      1.20% to 2.50%    10.92% to 12.88%

FRANKLIN SMALL CP VAL VIP CL 2
    2016                            21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
    2015                            18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
    2014                            17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%
    2013                            15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%    32.28% to 34.62%
    2012                            11,539,632     0.98 to 1.08      12,507,048     0.78%      1.20% to 2.95%    14.93% to 16.96%

FRANKLIN SM-MD CP GR VIP CL 2
    2016                             5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
    2015                             6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
    2014                             6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%
    2013                             7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%    34.14% to 37.95%
    2012                             8,010,965     0.89 to 1.81       9,473,157     0.00%      0.15% to 2.45%     7.62% to 10.69%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
    2016                            37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
    2015                            36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
    2014                            36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%
    2013                            33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%   (2.52)% to (0.80)%
    2012                            18,118,644     1.05 to 1.09      19,737,352     0.75%      1.20% to 2.45%    (0.22)% to 1.54%

GOLDMAN SACHS VIT GBL TRNDS SS
    2016                           114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
    2015                            97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
    2014                            57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%
    2013 (a)                        20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%     2.91% to 4.12%

INVESCO VI AMER VALUE SR II
    2016                             6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
    2015                             5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
    2014                             4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%
    2013                             3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%    30.05% to 32.34%
    2012                               863,715     0.98 to 1.05         906,648     0.71%      1.20% to 2.45%    13.65% to 15.66%

INVESCO VI COMSTOCK SR II
    2016                            19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
    2015                            21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
    2014                            20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%
    2013                            16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%    31.71% to 34.04%
    2012                            10,991,471     1.33 to 1.69      18,618,264     1.64%      1.20% to 2.45%    15.46% to 17.50%

INVESCO VI EQUITY & INC SR II
    2016                             2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
    2015                             2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
    2014                             2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%
    2013                             1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%    21.26% to 23.40%
    2012                             1,240,756     1.05 to 1.25       1,519,551     1.85%      1.20% to 2.25%     9.11% to 11.04%

INVESCO VI GROWTH & INC SR II
    2016                             3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
    2015                             1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
    2014                             1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%
    2013                             1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%    29.88% to 32.17%
    2012                             1,713,903     1.36 to 1.71       2,931,635     1.27%      1.20% to 2.50%    11.02% to 12.98%

INVESCO VI SM CAP EQTY SR II
    2016                            14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
    2015                            15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
    2014                            16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%
    2013                            16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%    33.11% to 35.45%
    2012                            13,457,293     0.95 to 1.04      13,987,224     0.00%      1.20% to 2.95%    10.33% to 12.29%

IVY VIP ASSET STRATEGY
    2016                            57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
    2015                            67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
    2014                            74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%
    2013                            78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%    21.50% to 23.64%
    2012                            75,753,723     2.26 to 2.58     191,537,131     1.12%      1.20% to 2.50%    15.70% to 17.75%

IVY VIP BALANCED
    2016                            32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
    2015                            34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
    2014                            35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%
    2013                            36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%    20.10% to 23.51%
    2012                            34,424,607     1.37 to 6.18     105,071,224     1.47%      0.15% to 2.45%     8.49% to 11.58%

IVY VIP BOND
    2016                            97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
    2015                           103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
    2014                           109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%
    2013                           104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%   (4.36)% to (3.31)%
    2012                            81,501,982     1.23 to 1.35     109,872,989     3.12%      1.25% to 2.35%     3.32% to 4.46%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP CORE EQUITY
    2016                            39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
    2015                            42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
    2014                            44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%
    2013                            41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%    29.63% to 33.31%
    2012                            28,187,947     1.22 to 1.83      47,527,696     0.56%      0.15% to 2.35%    15.15% to 18.42%

IVY VIP DIVIDEND OPP
    2016                            10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
    2015                            11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
    2014                            13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%
    2013                            14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%    26.60% to 28.00%
    2012                            14,459,825     1.30 to 1.43      20,656,026     1.07%      1.25% to 2.35%    10.54% to 11.77%

IVY VIP ENERGY
    2016                             5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
    2015                             6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
    2014                             5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%
    2013                             6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%    24.80% to 26.18%
    2012                             6,115,495     1.02 to 1.10       6,746,220     0.00%      1.25% to 2.35%    (0.99)% to 0.10%

IVY VIP GLBL NATURAL RES
    2016                            36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
    2015                            33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
    2014                            28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%
    2013                            28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%     4.67% to 6.52%
    2012                            29,850,329     0.63 to 1.30      38,629,692     0.00%      1.20% to 2.70%    (1.08)% to 0.67%

IVY VIP GLOBAL BOND
    2016                             6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
    2015                             6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
    2014                             7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%
    2013                             6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%    (0.62)% to 0.48%
    2012                             5,024,224     1.02 to 1.04       5,208,913     3.78%      1.25% to 2.10%     3.92% to 5.07%

IVY VIP GLOBAL GROWTH
    2016                            31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
    2015                            33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
    2014                            36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%
    2013                            35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%    15.76% to 17.80%
    2012                            28,439,829     0.90 to 1.82      47,979,312     1.89%      1.20% to 2.70%    14.61% to 16.64%

IVY VIP GOVT MONEY MARKET
    2016                            10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
    2015                            12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2014                            12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2013                            13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2012                            11,851,618     0.97 to 1.04      12,361,898     0.02%      1.25% to 2.10%   (2.31)% to (1.23)%

IVY VIP GROWTH
    2016                            24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
    2015                            26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
    2014                            30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
    2013                            86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%    32.49% to 36.25%
    2012                            93,529,444     0.85 to 4.93     171,638,603     0.06%      0.15% to 2.95%     9.46% to 12.57%

IVY VIP HIGH INCOME
    2016                            66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
    2015                            69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
    2014                            73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%
    2013                            29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%     7.29% to 9.18%
    2012                            23,189,936     1.70 to 1.87      43,430,987     6.39%      1.25% to 2.35%    15.88% to 17.16%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY
    2016                            58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
    2015                            63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
    2014                            69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%
    2013                            75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%    21.28% to 24.72%
    2012                            80,872,427     0.80 to 4.67     173,054,725     2.30%      0.15% to 2.95%    10.03% to 13.16%

IVY VIP LIMITED-TERM BOND
    2016                            39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
    2015                            37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
    2014                            35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%
    2013                            29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%   (2.84)% to (1.77)%
    2012                            12,787,214     1.02 to 1.03      13,221,134     4.27%      1.25% to 2.10%     0.96% to 2.07%

IVY VIP MICRO CAP GROWTH
    2016                             8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%    10.01% to 13.12%
    2015                             9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
    2014                            11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%   (4.60)% to (1.89)%
    2013                            12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%    52.72% to 57.05%
    2012                            11,690,982     1.43 to 2.41      20,455,674     0.00%      0.15% to 2.45%     8.58% to 11.67%

IVY VIP MID CAP GROWTH
    2016                            24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
    2015                            25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
    2014                            26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%
    2013                            25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%    26.16% to 28.39%
    2012                            16,758,602     1.70 to 1.88      31,405,038     0.00%      1.20% to 2.50%    10.25% to 12.20%

IVY VIP PATH MOD AGG MVF
    2016                            57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
    2015                            49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
    2014                            30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%
    2013 (c)                         4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%     4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2016                            32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
    2015                            24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
    2014                            13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%
    2013 (c)                         1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%     3.42% to 3.86%

IVY VIP PATH MOD MVF
    2016                           325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
    2015                           252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
    2014                           118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%
    2013 (c)                        12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%     4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2016                            12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
    2015                            13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
    2014                            11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%
    2013                            11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%    24.18% to 25.56%
    2012                             8,710,996     1.02 to 1.06       9,241,185     0.88%      1.25% to 2.10%     9.56% to 10.78%

IVY VIP PATHFINDER CONSERV
    2016                            25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
    2015                            27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
    2014                            29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%
    2013                            31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%    12.09% to 13.32%
    2012                            32,510,842     1.03 to 1.09      35,416,934     0.94%      1.25% to 2.35%     4.45% to 5.61%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR
    2016                           177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
    2015                           188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
    2014                           193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%
    2013                           199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%    20.94% to 22.28%
    2012                           188,978,835     1.02 to 1.07     202,976,405     0.76%      1.25% to 2.35%     8.22% to 9.42%

IVY VIP PATHFINDER MOD CONS
    2016                            53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
    2015                            57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
    2014                            60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%
    2013                            66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%    14.98% to 16.25%
    2012                            56,885,400     1.04 to 1.09      62,073,747     0.91%      1.25% to 2.35%     5.88% to 7.05%

IVY VIP PATHFINDER MODERATE
    2016                           154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
    2015                           164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
    2014                           172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%
    2013                           179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%    18.03% to 19.34%
    2012                           172,188,520     1.03 to 1.08     186,390,832     0.94%      1.25% to 2.35%     6.97% to 8.16%

IVY VIP REAL ESTATE SEC
    2016                             4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
    2015                             5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
    2014                             6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%
    2013                             7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%   (1.22)% to (0.13)%
    2012                             7,467,113     1.65 to 1.81      13,525,470     0.73%      1.25% to 2.35%    14.98% to 16.25%

IVY VIP SCIENCE & TECH
    2016                            18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
    2015                            21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
    2014                            21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%
    2013                            23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%    51.84% to 54.52%
    2012                            21,813,387     1.22 to 2.33      47,728,649     0.00%      1.20% to 2.70%    24.11% to 26.30%

IVY VIP SMALL CAP GROWTH
    2016                            14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
    2015                            14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
    2014                            16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%
    2013                            33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%    39.20% to 43.14%
    2012                            33,350,240     0.91 to 3.09      55,911,570     0.00%      0.15% to 2.70%     2.10% to 5.01%

IVY VIP SMALL CAP VALUE
    2016                            20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
    2015                            22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
    2014                            25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%
    2013                            28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%    29.65% to 33.33%
    2012                            31,577,378     1.08 to 2.65      57,793,996     0.44%      0.15% to 2.70%    15.18% to 18.46%

IVY VIP VALUE
    2016                            36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
    2015                            42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
    2014                            44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
    2013                            47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%    31.40% to 35.13%
    2012                            44,446,618     1.25 to 3.28      70,629,414     1.31%      0.15% to 2.45%    15.42% to 18.70%

JANUS ASPEN BALANCED SS
    2016                             9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
    2015                             9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
    2014                             9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%
    2013                             8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%    16.32% to 18.37%
    2012                             8,271,257     1.54 to 1.85      15,241,017     2.58%      1.20% to 2.50%    10.07% to 12.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS ASPEN FLEXIBLE BOND SS
    2016                            17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
    2015 (b)                         7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS ASPEN FORTY SS
    2016                            15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
    2015                            17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
    2014                            16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%
    2013                            18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%    27.08% to 30.69%
    2012                            19,100,462     1.06 to 2.02      28,002,189     0.57%      0.15% to 2.50%    20.25% to 23.67%

JANUS ASPEN OVERSEAS SS
    2016                            21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
    2015                            22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
    2014                            23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%
    2013                            26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%    10.96% to 14.11%
    2012                            29,896,862     0.79 to 2.85      68,138,723     0.62%      0.15% to 2.95%     9.88% to 13.01%

JANUS ASPEN PERK MID CP VAL SS
    2016                            15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
    2015                            16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
    2014                            17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%
    2013                            17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%    22.16% to 24.31%
    2012                            12,003,773     0.97 to 1.06      12,720,933     0.92%      1.20% to 2.95%     7.55% to 9.46%

MFS VIT II INTL VALUE SC
    2016                            11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
    2015 (b)                         4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
    2016                               552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
    2015                               629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
    2014                               513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%
    2013                               549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%    33.23% to 35.58%
    2012                               611,502     1.06 to 1.47         851,441     0.00%      1.20% to 2.45%    13.03% to 15.03%

MORGSTANLEY UIF EMG MK EQ CL 2
    2016                            34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
    2015                            35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
    2014                            31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%
    2013                            24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%   (3.97)% to (2.28)%
    2012                            12,451,514     0.72 to 0.78       9,738,154     0.00%      1.20% to 2.70%    16.34% to 18.40%

MORNINGSTAR AGGR GROWTH ETF II
    2016                             6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
    2015                             6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
    2014                             6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%
    2013                             5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%    14.69% to 16.71%
    2012                             4,146,453     0.83 tio 0.89      3,696,090     1.21%      1.20% to 2.50%    10.86% to 12.82%

MORNINGSTAR BALANCED ETF II
    2016                            50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
    2015                            52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
    2014                            56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%
    2013                            63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%
    2012                            57,280,186     0.95 to 1.02      58,383,436     1.53%      1.20% to 2.50%     7.58% to 9.48%

MORNINGSTAR CONSERVATIVE ETF II
    2016                            12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
    2015                            12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
    2014                            13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%
    2013                            15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%    (0.42)% to 1.34%
    2012                            16,873,386     1.04 to 1.12      18,863,156     1.49%      1.20% to 2.50%     2.13% to 3.94%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
    2016                            20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
    2015                            21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
    2014                            22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%
    2013                            24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%    13.16% to 15.16%
    2012                            26,285,441     0.87 to 0.94      24,831,473     1.23%      1.20% to 2.70%     9.62% to 11.56%

MORNINGSTAR INC & GROWTH ETF II
    2016                            23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
    2015                            25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
    2014                            30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%
    2013                            33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%     4.22% to 6.06%
    2012                            32,663,934     0.98 to 1.06      34,740,164     1.65%      1.20% to 2.70%     4.72% to 6.57%

NEUBERGERBERMAN SOC RESP S CL
    2016                             2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
    2015                             1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
    2014                             1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%
    2013                             1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%    33.43% to 35.78%
    2012                               591,475     0.89 to 0.95         562,689     0.10%      1.20% to 2.45%     7.51% to 9.41%

OPPENHEIMER INTL GROW VA SS
    2016                            12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
    2015                            12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
    2014                            12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%
    2013                             8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%    22.06% to 24.21%
    2012                             2,384,502     1.72 to 2.58       5,773,145     1.08%      1.20% to 2.45%    18.14% to 20.23%

OPPENHEIMER MS SM CAP VA SS
    2016                             2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
    2015                             1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
    2014                             1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
    2013                             1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%    36.54% to 38.95%
    2012                               944,449     0.96 to 1.02         967,529     0.31%      1.20% to 2.50%    14.23% to 16.25%

PIMCO VIT GLB DIV ALL ADV CL
    2016                            93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
    2015                            75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
    2014                            36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%
    2013 (a)                        10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%     3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2016                            59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
    2015                            61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
    2014                            62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%
    2013                            55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%   (3.13)% to (1.42)%
    2012                            35,586,911     1.03 to 1.06      37,768,230     1.79%      1.20% to 2.50%     2.66% to 4.48%

PIMCO VIT TOTAL RETURN ADV CL
    2016                           138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
    2015                           147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
    2014                           150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%
    2013                           132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%   (4.90)% to (3.22)%
    2012                            67,799,971     1.10 to 1.14      77,528,778     2.47%      1.20% to 2.70%     6.30% to 8.18%

PUTNAM VT EQUITY INCOME CL IB
    2016                             2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
    2015                             2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
    2014                             2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
    2013                             2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%    28.57% to 30.84%
    2012                             2,053,229     1.17 to 1.46       2,957,298     2.16%      1.20% to 2.30%    15.83% to 17.88%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH AND INC CL IB
    2016                             2,976,129     1.41 to 2.15       6,373,001     1.75%      1.20% to 2.45%    11.68% to 14.33%
    2015                             4,343,840     1.47 to 1.90       8,196,579     2.37%      1.20% to 2.45%   (10.22)% to (8.63)%
    2014                             4,018,082     1.63 to 2.08       8,290,582     0.88%      1.20% to 2.45%     7.51% to 9.41%
    2013                             1,980,017     1.51 to 1.90       3,700,048     1.15%      1.20% to 2.45%    31.74% to 34.06%
    2012                               907,577     1.14 to 1.41       1,239,146     1.62%      1.20% to 2.45%    15.67% to 17.71%

PUTNAM VT GROWTH OPP CL IB (i)
    2016                             1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
    2015                             3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
    2014                             3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%
    2013                             2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%    39.55% to 42.01%
    2012                             2,591,926     1.23 to 1.52       3,868,149     0.33%      1.20% to 2.00%    10.90% to 12.86%

PUTNAM VT INTER EQ CL IB
    2016                             2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
    2015                             2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
    2014                             2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%
    2013                             2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%    24.35% to 26.54%
    2012                             3,157,120     0.70 to 1.57       4,726,792     2.23%      1.20% to 2.70%    18.36% to 20.46%

PUTNAM VT MULTI-CAP GRO CL IB
    2016                               444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
    2015                             1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
    2014                             1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%
    2013                               353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%    32.48% to 34.81%
    2012                               324,530     1.25 to 1.67         522,349     0.23%      1.20% to 2.35%    13.36% to 15.36%

SFT ADVANTUS BOND CL 2
    2016                           122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
    2015                           124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
    2014                           122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%
    2013                           123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%   (3.54)% to (0.80)%
    2012                           116,666,035     1.08 to 4.86     185,820,211     0.00%      0.15% to 2.95%     4.29% to 7.25%

SFT ADVANTUS DYNAMIC MGD VOL
    2016                           233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
    2015                           187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
    2014                           115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%
    2013 (a)                        49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%     5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
    2016                            31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
    2015                            33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
    2014                            33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2013                            33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2012                            36,256,062     0.89 to 2.36      44,390,256     0.00%      0.15% to 2.95%   (2.92)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
    2016                            21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
    2015                            20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
    2014                            22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%
    2013                            25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%    28.92% to 32.58%
    2012                            29,094,337     1.08 to 3.29      68,544,002     0.00%      0.15% to 2.95%    13.83% to 17.07%

SFT ADVANTUS INDEX 500 CL 2
    2016                            48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
    2015                            47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
    2014                            48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
    2013                            50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%    27.88% to 31.51%
    2012                            47,360,200     1.06 to 6.55     128,781,432     0.00%      0.15% to 2.65%    12.06% to 15.25%

SFT ADVANTUS INTL BOND CL 2
    2016                            48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
    2015                            50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
    2014                            51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%
    2013                            53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%   (2.98)% to (0.23)%
    2012                            49,041,835     1.42 to 2.75      89,932,944     0.00%      0.15% to 2.95%    12.81% to 16.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------   --------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
    2016                           172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
    2015 (d)                         5,365,851         1.00           5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
    2016                            40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%    (1.61)% to 1.17%
    2015                            39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%    (0.05)% to 2.79%
    2014                            40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%     2.69% to 5.60%
    2013                            40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%   (4.83)% to (2.12)%
    2012                            34,733,069     0.96 to 4.60      56,007,270     0.00%      0.15% to 2.95%     0.47% to 3.33%

SFT ADVANTUS REAL ESTATE CL 2
    2016                            20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
    2015                            21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
    2014                            22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%
    2013                            23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%    (1.79)% to 1.00%
    2012                            20,836,995     0.03 to 3.58      58,910,326     0.00%      0.15% to 2.95%    14.47% to 17.72%

SFT IVY GROWTH
    2016                            64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
    2015                            72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
    2014                            82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2016 (e)                        16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
    2015 (f)                        17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
    2014 (g)                        19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2016 (e)                        18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
    2015 (f)                        22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%   (1.99)% to 0.80%
    2014 (g)                        25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2016 (e)                        45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
    2015 (f)                        50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
    2014 (g)                        56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2016                            21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
    2015                            20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
    2014                            20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%
    2013                            19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%     4.79% to 6.64%
    2012 (h)                         7,120,925     1.01 to 1.02       7,267,326     0.12%      1.20% to 2.25%     0.87% to 2.06%

TOPS MGD RISK FLEX ETF
    2016                            92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
    2015                            68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
    2014                            34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%
    2013 (c)                         2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%     2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2016                            73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
    2015                            85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
    2014                            84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%
    2013                            71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%    12.59% to 14.57%
    2012 (h)                        10,397,862     1.01 to 1.02      10,570,257     0.10%      1.20% to 2.25%     0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2016                            22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
    2015                            26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
    2014                            29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%
    2013                            25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%
    2012 (h)                         5,844,665     1.01 to 1.02       5,960,555     0.13%      1.20% to 2.25%     0.80% to 1.98%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period from May 1, 2013 to December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 to December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) For the period from May 1, 2012 to December 31, 2012.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2017, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2016, 2015 AND 2014

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016 in accordance with U.S. generally accepted accounting principles.

                  KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2017

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                       2016              2015
                                                                                                  ---------------   ---------------
ASSETS

   Fixed maturity securities:
     Available-for-sale, at fair value (amortized cost $13,395,845 and $12,247,625)               $    13,759,520   $    12,504,725
   Equity securities:
     Available-for-sale, at fair value (amortized cost $489,747 and $461,651)                             552,488           505,094
   Mortgage loans, net                                                                                  2,544,437         2,122,837
   Finance receivables, net                                                                               292,908           289,059
   Policy loans                                                                                           426,971           410,997
   Alternative investments                                                                                622,676           596,619
   Derivative instruments                                                                                 365,143           218,539
   Other invested assets                                                                                   58,952            28,329
                                                                                                  ---------------   ---------------
     Total investments                                                                                 18,623,095        16,676,199

   Cash and cash equivalents                                                                              359,818           267,602
   Deferred policy acquisition costs                                                                    1,367,185         1,298,306
   Accrued investment income                                                                              151,893           139,710
   Premiums and fees receivable                                                                           301,158           305,272
   Property and equipment, net                                                                            104,481           107,935
   Income tax recoverable:
     Current                                                                                                   --            10,241
   Reinsurance recoverables                                                                             1,151,198         1,127,720
   Goodwill and intangible assets, net                                                                    139,857           145,359
   Other assets                                                                                           124,570           114,815
   Separate account assets                                                                             21,349,837        19,730,417
                                                                                                  ---------------   ---------------
        Total assets                                                                              $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

LIABILITIES AND EQUITY

Liabilities:

   Policy and contract account balances                                                           $    10,580,481   $     9,636,704
   Future policy and contract benefits                                                                  3,297,927         3,024,838
   Pending policy and contract claims                                                                     550,793           555,315
   Other policyholder funds                                                                             1,513,231         1,340,823
   Policyholder dividends payable                                                                          22,633            25,244
   Unearned premiums and fees                                                                             399,474           400,750
   Pension and other postretirement benefits                                                               10,292            11,132
   Income tax liability:
     Current                                                                                                5,565                --
     Deferred                                                                                             218,408           206,490
   Accrued commissions and expenses                                                                       208,242           195,788
   Other liabilities                                                                                      824,530           498,142
   Short-term debt                                                                                         50,000            50,000
   Long-term debt                                                                                         468,000           368,000
   Separate account liabilities                                                                        21,349,837        19,730,417
                                                                                                  ---------------   ---------------
     Total liabilities                                                                                 39,499,413        36,043,643
                                                                                                  ---------------   ---------------

Equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding                          5,000             5,000
   Additional paid in capital                                                                             196,254           196,254
   Accumulated other comprehensive income                                                                 200,766           116,995
   Retained earnings                                                                                    3,742,197         3,530,997
                                                                                                  ---------------   ---------------
     Total Minnesota Life Insurance Company and subsidiaries equity                                     4,144,217         3,849,246

   Noncontrolling interests                                                                                29,462            30,687
                                                                                                  ---------------   ---------------
        Total equity                                                                                    4,173,679         3,879,933
                                                                                                  ---------------   ---------------
          Total liabilities and equity                                                            $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
Revenues:

  Premiums                                                                      $     2,471,733   $     2,220,467   $     2,039,309
  Policy and contract fees                                                              706,212           688,434           652,779
  Net investment income                                                                 726,176           689,137           664,299
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                          (777)          (16,569)           (2,852)
    Other net realized investment gains (losses)                                         (3,769)           26,212           136,607
                                                                                ---------------   ---------------   ---------------
      Total net realized investment gains (losses)                                       (4,546)            9,643           133,755
  Finance charge income                                                                  95,453            92,393            85,855
  Commission income                                                                     188,024           168,528           152,983
  Other income                                                                           73,096            73,232            47,204
                                                                                ---------------   ---------------   ---------------
        Total revenues                                                                4,256,148         3,941,834         3,776,184
                                                                                ---------------   ---------------   ---------------

Benefits and expenses:

  Policyholder benefits                                                               2,399,667         2,109,142         1,895,745
  Interest credited to policies and contracts                                           438,642           401,659           380,474
  General operating expenses                                                            760,299           713,302           656,590
  Commissions                                                                           436,181           432,467           378,368
  Administrative and sponsorship fees                                                    78,584            75,082            72,758
  Dividends to policyholders                                                              3,817             4,678             6,088
  Interest expense                                                                       11,700            10,639            10,321
  Amortization of deferred policy acquisition costs                                     210,647           212,045           216,753
  Capitalization of policy acquisition costs                                           (361,563)         (361,349)         (314,814)
                                                                                ---------------   ---------------   ---------------
        Total benefits and expenses                                                   3,977,974         3,597,665         3,302,283
                                                                                ---------------   ---------------   ---------------
          Income from operations before taxes                                           278,174           344,169           473,901

  Income tax expense (benefit):
       Current                                                                           97,425            46,027           124,345
       Deferred                                                                         (32,860)           48,153            18,181
                                                                                ---------------   ---------------   ---------------
        Total income tax expense                                                         64,565            94,180           142,526
                                                                                ---------------   ---------------   ---------------
          Net income                                                                    213,609           249,989           331,375
                Less: Net income attributable to noncontrolling
                  interests                                                                 409               468                --
                                                                                ---------------   ---------------   ---------------
                  Net income attributable to Minnesota Life Insurance
                    Company and subsidiaries                                    $       213,200   $       249,521   $       331,375
                                                                                ===============   ===============   ===============

Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the
    period                                                                      $       124,139   $      (463,641)  $       308,292
  Unrealized gains (losses) on securities - other than temporary
    impairments                                                                           1,734            (2,129)           (2,955)
  Adjustment to deferred policy acquisition costs                                       (82,037)          208,912          (198,649)
  Adjustment to reserves                                                                 12,032            22,718           (19,585)
  Adjustment to unearned policy and contract fees                                        72,377          (106,247)          114,854
  Adjustment to pension and other retirement plans                                          305             3,952           (12,043)
                                                                                ---------------   ---------------   ---------------
    Other comprehensive income (loss), before tax                                       128,550          (336,435)          189,914
    Income tax benefit (expense) related to items of other
      comprehensive income                                                              (44,779)          117,620           (66,472)
                                                                                ---------------   ---------------   ---------------
      Other comprehensive income (loss), net of tax                                      83,771          (218,815)          123,442
                                                                                ---------------   ---------------   ---------------
        Comprehensive income                                                            297,380            31,174           454,817
          Less: Comprehensive income attributable to noncontrolling
            interests                                                                       409               468                --
                                                                                ---------------   ---------------   ---------------
            Comprehensive income attributable to Minnesota Life Insurance
              Company and subsidiaries                                          $       296,971   $        30,706   $       454,817
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                              ADDITIONAL       OTHER                     COMPANY AND
                                   COMMON       PAID IN    COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                   STOCK        CAPITAL        INCOME       EARNINGS       EQUITY        INTERESTS        EQUITY
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
2014:
  Balance, beginning of year     $     5,000  $   196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $  3,371,423

    Comprehensive income:
      Net income                          --           --             --      331,375         331,375              --       331,375
      Other comprehensive income          --           --        123,442           --         123,442              --       123,442
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              454,817              --       454,817

    Change in accounting
      principle                           --           --        (57,148)      57,148              --              --            --

    Dividends to stockholder              --           --             --       (7,700)         (7,700)             --        (7,700)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          31,605        31,605
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2015:
  Balance, beginning of year     $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145

    Comprehensive income:
      Net income                          --           --             --      249,521         249,521             468       249,989
      Other comprehensive loss            --           --       (218,815)          --        (218,815)             --      (218,815)
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                               30,706             468        31,174

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,386)       (1,386)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2016:
  Balance, beginning of year     $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933

    Comprehensive income:
      Net income                          --           --             --      213,200         213,200             409       213,609
      Other comprehensive income          --           --         83,771           --          83,771              --        83,771
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              296,971             409       297,380

    Dividends to stockholder              --           --             --       (2,000)         (2,000)             --        (2,000)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,634)       (1,634)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     200,766  $ 3,742,197  $    4,144,217  $       29,462  $  4,173,679
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $       213,609   $       249,989   $       331,375
Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to annuity and insurance contracts                                257,848           258,830           266,191
    Fees deducted from policy and contract balances                                    (511,113)         (476,389)         (451,583)
    Change in future policy benefits                                                    305,422            59,742            56,105
    Change in other policyholder liabilities, net                                       577,282           123,827           151,934
    Amortization of deferred policy acquisition costs                                   210,647           212,045           216,753
    Capitalization of policy acquisition costs                                         (361,563)         (361,349)         (314,814)
    Change in premiums and fees receivable                                                4,114           (28,833)          (34,508)
    Deferred tax provision                                                              (32,860)           48,153            18,181
    Change in income tax recoverables / liabilities - current                            15,806            (4,462)           (8,065)
    Net realized investment losses (gains)                                                4,546            (9,643)         (133,755)
    Change in reinsurance recoverables                                                  (23,478)            8,673           (74,983)
    Other, net                                                                           28,664            61,024            31,161
                                                                                ---------------   ---------------   ---------------
      Net cash provided by operating activities                                         688,924           141,607            53,992
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                                           3,266,663         2,003,169         2,255,590
  Equity securities                                                                     288,190           287,535           256,730
  Alternative investments                                                               104,581            87,763           102,290
  Derivative instruments                                                                206,895           238,574           267,911
  Other invested assets                                                                   2,509            25,679             1,416
Proceeds from maturities and repayments of:
  Fixed maturity securities                                                           1,001,019         1,075,583         1,153,092
  Mortgage loans                                                                        221,902           306,273           183,476
Purchases and originations of:
  Fixed maturity securities                                                          (5,383,602)       (4,047,304)       (3,820,423)
  Equity securities                                                                    (310,755)         (361,671)         (238,877)
  Mortgage loans                                                                       (643,688)         (494,248)         (363,852)
  Alternative investments                                                              (105,648)         (111,107)          (98,578)
  Derivative instruments                                                               (266,110)         (289,510)         (218,739)
  Other invested assets                                                                  (4,787)          (22,131)           (4,966)
Finance receivable originations or purchases                                           (222,528)         (220,575)         (210,452)
Finance receivable principal payments                                                   199,090           194,355           178,857
Securities in transit                                                                   (39,769)           43,717           (22,235)
Other, net                                                                             (154,800)          (46,814)         (209,112)
                                                                                ---------------   ---------------   ---------------
      Net cash used for investing activities                                         (1,840,838)       (1,330,712)         (787,872)
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                  3,973,399         3,678,808         3,575,510
Withdrawals from annuity and insurance contracts                                     (2,813,716)       (2,575,133)       (2,835,280)
Change in amounts drawn in excess of cash balances                                      (26,325)           (8,628)           (5,440)
Proceeds from issuance of short-term debt                                               275,000           200,000           200,000
Payment on short-term debt                                                             (275,000)         (200,000)         (200,000)
Proceeds from issuance of long-term debt                                                100,000            50,000            75,000
Payment on long-term debt                                                                    --           (75,000)               --
Dividends paid to stockholder                                                                --                --            (7,700)
Other, net                                                                               10,772            10,140            13,622
                                                                                ---------------   ---------------   ---------------
      Net cash provided by financing activities                                       1,244,130         1,080,187           815,712
                                                                                ---------------   ---------------   ---------------

Net increase (decrease) in cash and cash equivalents                                     92,216          (108,918)           81,832
Cash and cash equivalents, beginning of year                                            267,602           376,520            294688
                                                                                ---------------   ---------------   ---------------
Cash and cash equivalents, end of year                                          $       359,818   $       267,602   $       376,520
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

    The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                     2016               2015              2014
                                                ---------------    ---------------   ---------------
      Individual Financial Security             $       812,037    $       753,885   $       708,394
      Financial Institution Group                       529,139            514,593           494,066
      Group Insurance                                 1,961,388          1,951,734         1,789,855
      Retirement                                        722,100            478,728           506,396
      Asset Management                                   26,684             27,516                --
                                                ---------------    ---------------   ---------------
        Total strategic business units                4,051,348          3,726,456         3,498,711
      Subsidiaries and corporate product line           204,800            215,378           277,473
                                                ---------------    ---------------   ---------------
          Total                                 $     4,256,148    $     3,941,834   $     3,776,184
                                                ===============    ===============   ===============

    The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC). Revenues reported by PFC, primarily represented by finance charge income, are included within the subsidiaries and corporate product line in the table above. Held-for-sale criteria have been satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction is expected to close in the first half of 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2016 and 2015, the Company had no real estate held for sale.

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $40,850 and $33,453 at December 31, 2016 and 2015, respectively.

    Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 and 2015 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 and 2015 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2016 or 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2016 and 2015, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $55,430 and $61,298, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 155 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company has the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $14, $14 and $13 for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

    It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

    The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

    Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

    TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% and 6.50% to 7.50% at December 31, 2016 and 2015, respectively, depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                     2016              2015
                                                ---------------   ---------------
      Balance at beginning of year              $        28,370   $        26,321
      Capitalization                                      4,466             4,873
      Amortization and interest                          (4,289)           (3,537)
      Adjustment for unrealized gains (losses)              (72)              713
                                                ---------------   ---------------
      Balance at end of year                    $        28,475   $        28,370
                                                ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $44,569 and $66,880 as of December 31, 2016 and 2015, respectively, and amortized software expense of $17,574, $21,868 and $20,197 for the years ended December 31, 2016, 2015 and 2014, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $139,872 and $144,807 at December 31, 2016 and 2015, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $16,886, $11,074, and $11,516,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2016, the Company has assumed an average rate of investment yields ranging from 2.96% to 6.03%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2016 and 2015, the total participating business in force was $2,217,164 and $2,260,055, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% and 0.3% at December 31, 2016 and 2015, respectively.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The following is a description of certain significant risks facing the
    Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

    Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

    Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

      CASH AND CASH EQUIVALENTS:

      Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

      FINANCIAL INSTRUMENTS:

      Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

      Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    CONCENTRATION OF CREDIT RISK (CONTINUED):

      DERIVATIVES:

      The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The Company may enter into over-the-counter (OTC) derivative transactions with both qualified and non-qualified counterparties. The Company limits its aggregate counterparty exposure to 1% of admitted assets for any single non-qualified counterparty and 3% for all non-qualified counterparties in the aggregate. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

      The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

      The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

    Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

    As of December 31, 2016, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

    The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

    As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

    Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    LEGAL/REGULATORY RISK:

    Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may affect corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

    Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

    Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

    Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

    Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In May 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-09, Financial Services -- Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates. ASU 2015-09 was effective for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-09 did not have a material impact on the Company's consolidated financial statements and the required disclosures are included in note 13.

    In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosure for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-07 had no impact on the Company's consolidated financial statements.

    In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
    Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-02 had no impact on the Company's consolidated financial statements.

    In June 2013, the FASB issued ASU 2013-08, Financial Services -- Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income
    (loss).

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments -- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                  DECEMBER 31, 2016
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        U.S. government securities                      $       293,539   $             --   $            --   $       293,539
        Agencies not backed by the full faith and
          credit of the U.S. government                              --            820,335                --           820,335
        Foreign government securities                                --             37,064                --            37,064
        Corporate securities                                      1,607          7,915,599         1,041,343         8,958,549
        Asset-backed securities                                      --            434,006            38,833           472,839
        Commercial mortgage-backed securities (CMBS)                 --          1,398,895                --         1,398,895
        Residential mortgage-backed securities (RMBS)                --          1,778,276                23         1,778,299
                                                        ---------------   ----------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            295,146         12,384,175         1,080,199        13,759,520
     Equity securities, available-for-sale                      474,974             77,427                87           552,488
     Derivative instruments:
        TBA derivative instruments                                   --             18,847                --            18,847
        Other derivative instruments                                 15            346,281                --           346,296
                                                        ---------------   ----------------   ---------------   ---------------
          Total derivative instruments                               15            365,128                --           365,143
                                                        ---------------   ----------------   ---------------   ---------------
             Total investments                                  770,135         12,826,730         1,080,286        14,677,151
     Cash equivalents                                           231,959             12,145                --           244,104
     Separate account assets                                  3,932,516         17,415,512             1,809        21,349,837
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial assets                     $     4,934,610   $     30,254,387   $     1,082,095   $    36,271,092
                                                        ===============   ================   ===============   ===============

     Policy and contract account balances (1)           $            --   $             --   $       262,102   $       262,102
     Future policy and contract benefits (1)                         --                 --            34,283            34,283
     Derivative instruments (2)                                     741             70,743                --            71,484
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial liabilities                $           741   $         70,743   $       296,385   $       367,869
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                  DECEMBER 31, 2015
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         U.S. government securities                     $       361,143   $             --   $            --   $       361,143
         Agencies not backed by the full faith and
           credit of the U.S. government                             --            773,688                --           773,688
         Foreign government securities                               --             38,526                --            38,526
         Corporate securities                                        --          6,732,113           904,066         7,636,179
         Asset-backed securities                                     --            358,640            45,488           404,128
         CMBS                                                        --          1,224,987            22,734         1,247,721
         RMBS                                                        --          2,043,276                64         2,043,340
                                                        ---------------   ----------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           361,143         11,171,230           972,352        12,504,725
      Equity securities, available-for-sale                     442,665             62,316               113           505,094
      Derivative instruments:
         TBA derivative instruments                                  --             43,887                --            43,887
         Other derivative instruments                                12            174,640                --           174,652
                                                        ---------------   ----------------   ---------------   ---------------
           Total derivative instruments                              12            218,527                --           218,539
                                                        ---------------   ----------------   ---------------   ---------------
              Total investments                                 803,820         11,452,073           972,465        13,228,358
      Cash equivalents                                          191,088                 --                --           191,088
      Separate account assets                                 3,524,875         16,203,929             1,613        19,730,417
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial assets                    $     4,519,783   $     27,656,002   $       974,078   $    33,149,863
                                                        ===============   ================   ===============   ===============

      Policy and contract account balances (1)          $            --   $             --   $       102,696   $       102,696
      Future policy and contract benefits (1)                        --                 --            54,512            54,512
      Derivative instruments (2)                                     30             14,220                --            14,250
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial liabilities               $            30   $         14,220   $       157,208   $       171,458
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly -- a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT      NET     COMPREHENSIVE     IN TO       OUT OF    SALES AND    BALANCE AT
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    END OF
                                       OF YEAR        (1)        (LOSS)          (2)         (2)        NET (3)       YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   904,066  $     (216) $      (2,816) $       --  $       --  $    140,309  $ 1,041,343
        Asset-backed securities           45,488          --           (221)         --      (5,000)       (1,434)      38,833
        CMBS                              22,734          --             --          --     (22,734)           --           --
        RMBS                                  64          12             30          --          --           (83)          23
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
          Total fixed maturity
            securities, available-
            for-sale                     972,352  $     (204)        (3,007)         --     (27,734)      138,792    1,080,199
      Equity securities,
        available-for-sale                   113          --            (26)         --          --            --           87
      Separate account assets              1,613          --             95          92         (87)           96        1,809
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
             Total financial assets  $   974,078  $     (204) $      (2,938) $       92  $  (27,821) $    138,888  $ 1,082,095
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Corporate securities                           $       274,260   $        (6,784)  $      (127,167)  $       140,309
         Asset-backed securities                                    579                --            (2,013)           (1,434)
         RMBS                                                        --                --               (83)              (83)
                                                        ---------------   ---------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           274,839            (6,784)         (129,263)          138,792
      Separate account assets                                       192               (90)               (6)               96
                                                        ---------------   ---------------   ---------------   ---------------
              Total financial assets                    $       275,031   $        (6,874)  $      (129,269)  $       138,888
                                                        ===============   ===============   ===============   ===============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT     NET      COMPREHENSIVE     IN TO      OUT OF     SALES AND       BALANCE
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    AT END OF
                                       OF YEAR       (1)         (LOSS)          (2)        (2)         NET (3)        YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   913,393  $      (82) $     (30,735) $       --  $       --  $     21,490  $    904,066
        Asset-backed securities           38,724          --         (1,872)         --          --         8,636        45,488
        CMBS                                  --          --             74          --          --        22,660        22,734
        RMBS                                 132       1,956             37          --          --        (2,061)           64
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
          Total fixed maturity
            securities, available-
            for-sale                     952,249       1,874        (32,496)         --          --        50,725       972,352
      Equity securities, available-
        for-sale                             170          --            (57)         --          --            --           113
      Separate account assets              1,122          --            518           9        (130)           94         1,613
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
             Total financial assets  $   953,541  $    1,874  $     (32,035) $        9  $     (130) $     50,819  $    974,078
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        Corporate securities                            $       148,051   $       (17,061)  $      (109,500)  $        21,490
        Asset-backed securities                                  10,000                --            (1,364)            8,636
        CMBS                                                     22,660                --                --            22,660
        RMBS                                                         --            (1,932)             (129)           (2,061)
                                                        ---------------   ---------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            180,711           (18,993)         (110,993)           50,725
     Separate account assets                                         94                --                --                94
                                                        ---------------   ---------------   ---------------   ---------------
          Total financial assets                        $       180,805   $       (18,993)  $      (110,993)  $        50,819
                                                        ===============   ===============   ===============   ===============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2016 and 2015.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                        INCLUDED IN:
                                                  ---------------------------
                                                                  OTHER
                                      BALANCE AT     NET      COMPREHENSIVE   TRANSFERS   TRANSFERS                  BALANCE
                                      BEGINNING     INCOME        INCOME        IN TO      OUT OF                   AT END OF
                                       OF YEAR       (1)          (LOSS)       LEVEL 3     LEVEL 3    SETTLEMENTS     YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Policy and contract account
        balances                     $   102,696  $  159,406  $          --  $       --  $       --  $         --  $   262,102
      Future policy and contract
        benefits                          54,512     (20,182)            --          --          --           (47)      34,283
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
        Total financial liabilities  $   157,208  $  139,224  $          --  $       --  $       --  $        (47) $   296,385
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER
                                      BALANCE AT      NET     COMPREHENSIVE   TRANSFERS   TRANSFERS                   BALANCE
                                      BEGINNING      INCOME      INCOME         IN TO      OUT OF                    AT END OF
                                       OF YEAR        (1)        (LOSS)        LEVEL 3     LEVEL 3    SETTLEMENTS      YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Policy and contract account
        balances                     $   149,594  $  (46,898) $          --  $       --  $       --  $         --  $    102,696
      Future policy and contract
        benefits                          41,909      12,636             --          --          --           (33)       54,512
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
        Total financial liabilities  $   191,503  $  (34,262) $          --  $       --  $       --  $        (33) $    157,208
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2016 was $(142,794), of which $17,403 was included in net realized investment gains (losses) and $(160,197) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                                 RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT        (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
       available-for-sale:

                                                                               Yield/spread to U.S.        72 bps - 206 bps
       Corporate securities         $  1,041,343     Discounted cash flow      Treasuries (1)                 (135 bps)

                                                                               Yield/spread to U.S.       87 bps - 1,207 bps
       Asset-backed securities            38,833     Discounted cash flow      Treasuries (1)                 (193 bps)

     Liabilities:

       Policy and contract account                   Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
        balances                    $    262,102   Option pricing techniques   Lapse rates (3)               0%  to  16%
                                                                               Market volatility (6)         0%  to  30%

     Future policy and contract                      Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       benefits                           34,283   Option pricing techniques   Lapse rates (3)               0%  to  18%
                                                                               Utilization rates (4)         0%  to  100%
                                                                               Withdrawal rates (5)          0%  to  7%
                                                                               Market volatility (6)         0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                       0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
      available-for-sale:

                                                                               Yield/spread to U.S.        73 bps - 422 bps
      Corporate securities          $    903,886     Discounted cash flow      Treasuries (1)                 (183 bps)

                                                                               Yield/spread to U.S.       88 bps - 1,097 bps
      Asset-backed securities             40,488     Discounted cash flow      Treasuries (1)                 (231 bps)

                                                                               Yield/spread to U.S.       153 bps - 189 bps
      CMBS                                22,734     Discounted cash flow      Treasuries (1)                 (173 bps)

     Liabilities:

      Policy and contract account                    Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       balances                     $    102,696   Option pricing techniques   Lapse rates (3)                0%  to  16%
                                                                               Market volatility (6)          0%  to  30%

                                                                                                              1983a and
      Future policy and contract                     Discounted cash flow/     Mortality rates (2)        annuity 2000 table
       benefits                           54,512   Option pricing techniques   Lapse rates (3)                0%  to  15%
                                                                               Utilization rates (4)          0%  to  100%
                                                                               Withdrawal rates (5)           0%  to  7%
                                                                               Market volatility (6)          0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                        0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2016 and 2015.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2016
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,544,437   $          --   $          --   $   2,527,742   $   2,527,742
       Policy loans                                     426,971              --              --         515,602         515,602

     Liabilities:
       Deferred annuities                         $   2,158,937   $          --   $          --   $   2,259,518   $   2,259,518
       Annuity certain contracts                         85,785              --              --          88,408          88,408
       Other fund deposits                            2,200,721              --              --       2,186,511       2,186,511
       Supplementary contracts without life
          contingencies                                 117,206              --              --         117,206         117,206
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   468,000              --              --         470,628         470,628
       Separate account liabilities                  14,039,115       3,932,516      10,104,790           1,809      14,039,115

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,122,837   $          --   $          --   $   2,158,377   $   2,158,377
       Policy loans                                     410,997              --              --         496,430         496,430

     Liabilities:
       Deferred annuities                         $   2,122,335   $          --   $          --   $   2,231,728   $   2,231,728
       Annuity certain contracts                         78,588              --              --          81,225          81,225
       Other fund deposits                            2,055,178              --              --       2,048,340       2,048,340
       Supplementary contracts without life
         contingencies                                  103,352              --              --         103,352         103,352
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   368,000              --              --         370,517         370,517
       Separate account liabilities                  12,927,264       3,524,875       9,400,776           1,613      12,927,264

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2016 and 2015 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

    The carrying value of the Company's fixed maturity portfolio totaled $13,759,520 and $12,504,725 at December 31, 2016 and 2015, respectively.
    Fixed maturity securities represent 73.9% and 75.0% of total invested assets at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, publicly traded fixed maturity securities comprised 86.3% of the total fixed maturity portfolio.

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,727,155 and $1,981,529 agency backed RMBS, and $51,144 and $61,811 non-agency backed RMBS as of December 31, 2016 and 2015, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $552,488 and $505,094 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED     UNREALIZED      UNREALIZED      OTTI IN
     DECEMBER 31, 2016                                  COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     275,240  $      18,900  $         762  $        (161) $    293,539
     Agencies not backed by the full faith and
       credit of the U.S. government                      813,892         15,827          9,384             --       820,335
     Foreign government securities                         33,244          3,820             --             --        37,064
     Corporate securities                               8,732,000        318,757         94,430         (2,222)    8,958,549
     Asset-backed securities                              464,388         13,940          5,616           (127)      472,839
     CMBS                                               1,382,327         27,739         13,657         (2,486)    1,398,895
     RMBS                                               1,694,754         84,354          2,453         (1,644)    1,778,299
                                                    -------------  -------------  -------------  -------------- ------------
        Total fixed maturity securities,
          available-for-sale                           13,395,845        483,337        126,302         (6,640)   13,759,520
     Equity securities, available-for-sale                489,747         69,387          6,646             --       552,488
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  13,885,592  $     552,724  $     132,948  $      (6,640) $ 14,312,008
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
     DECEMBER 31, 2015                                  COST           GAINS         LOSSES         AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     340,859  $      21,104  $         820  $          --  $    361,143
     Agencies not backed by the full faith and
       credit of the U.S. government                      750,434         26,010          2,756             --       773,688
     Foreign government securities                         34,194          4,332             --             --        38,526
     Corporate securities                               7,562,245        258,728        186,069         (1,275)    7,636,179
     Asset-backed securities                              390,719         14,959          2,023           (473)      404,128
     CMBS                                               1,230,790         25,328         11,661         (3,264)    1,247,721
     RMBS                                               1,938,384        106,434          1,372            106     2,043,340
                                                    -------------  -------------  -------------  -------------  ------------
        Total fixed maturity securities,
          available-for-sale                           12,247,625        456,895        204,701         (4,906)   12,504,725
     Equity securities, available-for-sale                461,651         56,721         13,278             --       505,094
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  12,709,276  $     513,616  $     217,979  $      (4,906) $ 13,009,819
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost and fair value of fixed maturity securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    AVAILABLE-FOR-SALE
                                                                                             ---------------------------------
                                                                                                AMORTIZED           FAIR
                                                                                                  COST              VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       414,945   $       421,929
     Due after one year through five years                                                         2,264,119         2,414,256
     Due after five years through ten years                                                        3,430,127         3,489,849
     Due after ten years                                                                           3,745,185         3,783,453
                                                                                             ---------------   ---------------
                                                                                                   9,854,376        10,109,487
     Asset-backed and mortgage-backed  securities                                                  3,541,469         3,650,033
                                                                                             ---------------   ---------------
        Total                                                                                $    13,395,845   $    13,759,520
                                                                                             ===============   ===============

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        36,201   $         36,939   $           738               29
     Agencies not backed by the full faith and credit
       of the U.S. government                                   301,927            311,311             9,384               57
     Corporate securities                                     2,130,839          2,200,276            69,437              373
     Asset-backed securities                                    148,534            153,356             4,822               45
     CMBS                                                       507,346            520,159            12,813               52
     RMBS                                                       189,365            191,613             2,248               44
     Equity securities, available-for-sale                       86,721             90,679             3,958               68

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $           830   $            854   $            24                1
     Corporate securities                                       300,129            325,122            24,993               69
     Asset-backed securities                                     15,833             16,627               794                6
     CMBS                                                        19,830             20,695               865                8
     RMBS                                                        17,289             17,930               641               24
     Equity securities, available-for-sale                       26,683             29,371             2,688               25

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                                   DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                  LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        95,174   $         95,708   $           534               28
     Agencies not backed by the full faith and credit
       of the U.S. government                                   101,077            102,889             1,812               19
     Corporate securities                                     2,491,897          2,654,491           162,594              500
     Asset-backed securities                                    103,449            104,848             1,399               19
     CMBS                                                       546,958            558,130            11,172               50
     RMBS                                                        88,513             89,471               958               26
     Equity securities, available-for-sale                      150,665            160,641             9,976               94

                                                                                  DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $         6,208   $          6,494   $           286                4
     Agencies not backed by the full faith and credit
       of the U.S. government                                    36,701             37,645               944                6
     Corporate securities                                       120,128            143,897            23,769               51
     Asset-backed securities                                     13,838             14,462               624                2
     CMBS                                                        14,754             15,291               537                4
     RMBS                                                        39,971             42,381             2,410               30
     Equity securities, available-for-sale                       20,429             23,731             3,302               20

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2016, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2016.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2016, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2016, 97.1% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2016, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

    Equity securities with unrealized losses at December 31, 2016 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2016 and 2015, fixed maturity securities and cash equivalents with a carrying value of $21,694 and $22,686, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,544,437 and $2,122,837 at December 31, 2016 and 2015, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $132,500 and $81,300 were sold during 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Industrial                                                                             $       855,885   $       838,063
      Office buildings                                                                               416,303           356,846
      Retail facilities                                                                              610,197           464,920
      Apartment                                                                                      406,102           291,760
      Other                                                                                          255,950           171,248
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                               2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $          2,431   $         2,270   $         4,677
         Addition to (release of) allowance                                            189               161            (2,407)
         Write-downs, net of recoveries                                                 --                --                --
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

      End of year valuation allowance basis:
         Specific allowance                                               $          1,700   $         1,485   $         1,221
         General allowance                                                             920               946             1,049
                                                                          ----------------   ---------------   ---------------
      Total valuation allowance                                           $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    As of December 31, 2016, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Performing mortgage loans                                                              $     2,544,437   $     2,122,837
      Nonperforming mortgage loans                                                                        --                --
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                                2016               2015             2014
                                                                          ----------------   ---------------   ---------------
      Number of properties acquired                                                     --                 1                 1
      Carrying value of mortgage loans prior to real estate acquisition   $             --   $         5,300   $         7,500
      Loss recognized upon acquisition in satisfaction of debt                          --                --                --

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location -- both domestic and international.

    The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2016                    DECEMBER 31, 2015
                                                        ----------------------------------   ---------------------------------
                                                           CARRYING            PERCENT          CARRYING           PERCENT
                                                             VALUE            OF TOTAL            VALUE           OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Alternative investments
         Private equity funds                           $       381,860               61.3%  $       366,665              61.5%
         Mezzanine debt funds                                   240,221               38.6%          228,785              38.3%
         Hedge funds                                                595                0.1%            1,169               0.2%
                                                        ---------------   ----------------   ---------------   ---------------
           Total alternative investments                $       622,676              100.0%  $       596,619             100.0%
                                                        ===============   ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $        576,244   $       544,543   $       527,106
      Equity securities, available-for-sale                                         17,677            16,097            14,411
      Mortgage loans                                                               116,034           104,155           100,289
      Policy loans                                                                  26,019            26,120            24,614
      Cash equivalents                                                                 416                33                27
      Alternative investments                                                       13,217            21,009            20,648
      Derivative instruments                                                            60                63               (60)
      Other invested assets                                                          3,001             2,397             1,843
                                                                          ----------------   ---------------   ---------------
        Gross investment income                                                    752,668           714,417           688,878
      Investment expenses                                                          (26,492)          (25,280)          (24,579)
                                                                          ----------------   ---------------   ---------------
        Total                                                             $        726,176   $       689,137   $       664,299
                                                                          ================   ===============   ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $         13,208   $       (25,713)  $        22,943
      Equity securities, available-for-sale                                          4,426             7,912            38,770
      Mortgage loans                                                                  (189)             (377)           (2,753)
      Alternative investments                                                       25,822            41,761            43,718
      Derivative instruments                                                       (47,899)          (22,363)           14,086
      Other invested assets                                                             86              (956)              (95)
      Securities held as collateral                                                     --             9,379            17,086
                                                                          ----------------   ---------------   ---------------
        Total                                                             $         (4,546)  $         9,643   $       133,755
                                                                          ================   ===============   ===============

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                                2016              2015               2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Gross realized gains                                             $         44,363   $        19,557   $        39,432
         Gross realized losses                                                     (30,378)          (28,701)          (13,637)
      Equity securities, available-for-sale:
         Gross realized gains                                                       20,591            24,828            44,030
         Gross realized losses                                                     (15,587)          (16,003)           (5,254)
      Alternative investments:
         Gross realized gains                                                       33,761            39,112            39,882
         Gross realized losses                                                        (308)             (556)             (960)

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         US government securities                                         $            654   $            --   $            --
         Corporate securities                                                          123            16,569             2,852
      Mortgage loans                                                                    --                --             6,183
      Equity securities, available-for-sale                                            578               913                 6
                                                                          ----------------   ---------------   ---------------
         Total other-than-temporary impairments                           $          1,355   $        17,482   $         9,041
                                                                          ================   ===============   ===============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         29,329   $        17,436   $        26,964
      Additions:
        Initial impairments -- credit loss OTTI recognized on
          securities not previously impaired                                           777            16,569             2,852
        Additional impairments -- credit loss OTTI recognized on
          securities previously impaired                                                --                --                --
      Reductions:
        Due to sales (or maturities, pay downs, or prepayments) during
          the period of securities previously credit loss OTTI impaired            (17,282)           (4,676)          (12,380)
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $         12,824   $        29,329   $        17,436
                                                                          ================   ===============   ===============

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                        DECEMBER 31, 2016                          DECEMBER 31, 2015
                                           -----------------------------------------  ----------------------------------------
                                                                  FAIR VALUE                                 FAIR VALUE
      PRELIMINARY                                          -------------------------                --------------------------
      UNDERLYING RISK                         NOTIONAL                  LIABILITIES     NOTIONAL                   LIABILITIES
      EXPOSURE            INSTRUMENT TYPE      AMOUNT        ASSETS         (1)          AMOUNT        ASSETS          (1)
      ------------------  ---------------  --------------  -----------  ------------  ------------  ------------  ------------
      Interest rate       Interest rate
                           swaps           $      431,500  $    27,067  $         53  $    476,500  $     31,645  $          1
                          Interest rate
                           swaptions            1,496,000        7,488            --       572,000         8,071            --
                          Interest rate
                           futures                355,200           10            10       370,000             9             9
                          Interest rate
                           caps                   100,000           48            --       100,000           162            --
                          TBAs                     18,520       18,847            --        42,505        43,887            --
      Foreign currency    Foreign
                           currency swaps          17,000        4,562            --        17,000         5,127            --
                          Foreign
                           currency
                           forwards               218,460           --           721            --            --            --
      Equity market       Equity futures          474,675            5             5       443,331             3             3
                          Equity options        7,260,013      307,116        70,695     6,161,629       129,635        14,237
                                           --------------  -----------  ------------  ------------  ------------  ------------
       Total derivatives                   $   10,371,368  $   365,143  $     71,484  $  8,182,965  $    218,539  $     14,250
                                           ==============  ===========  ============  ============  ============  ============

----------
   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2016 and 2015. This is evident through the increase in notional amounts in 2016.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

    Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                                             DECEMBER 31, 2016
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         10,404   $          (69)  $                    --
      Interest rate swaptions                                                        162               --                        --
      Interest rate futures                                                       (5,188)              --                        (2)
      Interest rate caps                                                             300             (415)                       --
      TBAs                                                                           697               --                        --
      Foreign currency swaps                                                        (577)             553                        --
      Foreign currency forwards                                                     (749)              (9)                       --
      Equity futures                                                             (58,675)              --                    13,181
      Equity options                                                             (14,502)              --                    75,832
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $        (68,128)  $           60   $                89,011
                                                                        ================   ==============   =======================

                                                                                             DECEMBER 31, 2015
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         15,753   $          (74)  $                    --
      Interest rate swaptions                                                        949               --                        --
      Interest rate futures                                                       (7,354)              --                         1
      Interest rate caps                                                              42             (414)                       --
      TBAs                                                                           994               --                        --
      Foreign currency swaps                                                        (158)             562                        --
      Foreign currency forwards                                                      146              (11)                       --
      Equity futures                                                             (15,982)              --                     2,106
      Equity options                                                              (4,150)              --                   (50,096)
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         (9,760)  $           63   $               (47,989)
                                                                        ================   ==============   =======================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                                             DECEMBER 31, 2014
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         68,325   $          (86)  $                    --
      Interest rate swaptions                                                      3,538               --                        --
      Interest rate futures                                                       14,945               --                       (34)
      Interest rate caps                                                          (1,897)            (414)                       --
      Interest rate floors                                                            85              (81)                       --
      TBAs                                                                           601               --                        --
      Foreign currency swaps                                                       2,170              525                        --
      Foreign currency forwards                                                      (96)              (4)                       --
      Equity futures                                                             (18,223)              --                    14,252
      Equity options                                                             (12,599)              --                    74,840
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         56,849   $          (60)  $                89,058
                                                                        ================   ==============   =======================

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $268,560 and $170,541 at December 31, 2016 and 2015, respectively, and the Company delivered collateral in the amount of $24,765 and $19,698 at December 31, 2016 and 2015, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    EMBEDDED DERIVATIVES (CONTINUED)

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Embedded derivatives within annuity products:
         Minimum guaranteed withdrawal benefits                                              $       (30,224)  $       (48,828)
         Minimum guaranteed accumulation benefits                                                        379               (23)
         Guaranteed payout floors                                                                     (4,438)           (5,661)
         Other                                                                                        (4,563)           (5,129)

      Embedded derivatives within life insurance products:
         Equity-linked index credits                                                         $      (257,539)  $       (97,567)

    The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                                2016               2015              2014
                                                                          ---------------    ---------------   ---------------
      Embedded derivatives within annuity products:
         Net realized investment gains (losses)                           $        20,229    $       (12,603)  $       (42,763)
         Policyholder benefits                                                        566                255              (912)

      Embedded derivatives within life insurance products:
         Policyholder benefits                                            $      (159,972)   $        46,643   $       (23,595)

    At December 31, 2016 and 2015, fixed maturity and equity securities with a carrying value of $24,765 and $19,698, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2016 and 2015, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES (CONTINUED)

    NON-CONSOLIDATED VIES (CONTINUED)

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $622,676 and $596,619 and the maximum exposure was $969,904 and $898,937 at December 31, 2016 and 2015, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Direct installment loans                                                               $       340,999   $       339,308
      Retail installment notes                                                                        54,808            58,528
      Direct mail loans                                                                               26,478            19,026
                                                                                             ---------------   ---------------
        Gross finance receivables                                                                    422,285           416,862
      Accrued interest and charges                                                                     7,302             7,173
      Unearned finance charges                                                                      (119,523)         (118,638)
      Allowance for losses                                                                           (17,156)          (16,338)
                                                                                             ---------------   ---------------
        Finance receivables, net                                                             $       292,908   $       289,059
                                                                                             ===============   ===============

    Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

    Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2016 were as follows:

                                                          DIRECT LOANS      RETAIL NOTES       DIRECT MAIL          TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      2016                                              $         1,587   $           160    $           122   $         1,869
      2017                                                       18,489             6,448              2,042            26,979
      2018                                                       78,893            20,312             12,440           111,645
      2019                                                      130,188            12,051              5,613           147,852
      2020                                                       14,205               190                 --            14,395
      2021 and thereafter                                             1                21                 --                22
                                                        ---------------   ----------------   ---------------   ---------------
        Total finance receivables, net of unearned
          finance charges                               $       243,363   $        39,182    $        20,217           302,762
                                                        ===============   ================   ===============
      Accrued interest                                                                                                   7,302
      Allowance for losses                                                                                             (17,156)
                                                                                                               ---------------
        Finance receivables, net                                                                               $       292,908
                                                                                                               ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Direct installment loans:
        30-60 days past due                                                                  $         9,076   $         9,204
        61-90 days past due                                                                            5,659             5,353
        91 days or more past due                                                                      15,520            15,217
                                                                                             ---------------   ---------------
           Total direct installment loans                                                             30,255            29,774
      Retail installment notes:
        30-60 days past due                                                                              759               833
        61-90 days past due                                                                              425               418
        91 days or more past due                                                                       1,169             1,111
                                                                                             ---------------   ---------------
           Total retail installment notes                                                              2,353             2,362
      Direct mail loans:
        30-60 days past due                                                                              560               341
        61-90 days past due                                                                              376               273
        91 days or more past due                                                                       1,037             1,038
                                                                                             ---------------   ---------------
           Total direct mail loans                                                                     1,973             1,652
                                                                                             ---------------   ---------------
             Total finance receivables past due, net of unearned finance charges             $        34,581   $        33,788
                                                                                             ===============   ===============

      Percentage of finance receivables, net of unearned finance charges                                11.4%             11.3%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% and 5.3% at December 31, 2016 and 2015, respectively.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         16,338   $        15,789   $        14,781
      Provision for credit losses                                                   19,646            16,832            14,052
      Charge-offs                                                                  (26,044)          (22,399)          (18,240)
      Recoveries                                                                     7,216             6,116             5,196
                                                                          -----------------  ---------------   ---------------
      Balance at end of year                                              $         17,156   $        16,338   $        15,789
                                                                          =================  ===============   ===============

    The following table provides additional information about the allowance for losses as of December 31:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Non-impaired gross finance receivables:
        Gross receivables balance                                                            $       416,214   $       410,317
        General reserves                                                                              16,909            16,081

      Impaired gross finance receivables (including TDRs):
        Gross receivables balance                                                            $         6,071   $         6,545
        General reserves                                                                                 247               257

    All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2016 and 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Non-accrual balances:
        Direct installment loans                                                             $        25,979   $        26,057
        Retail installment notes                                                                       1,150             1,159
        Direct mail loans                                                                              1,600             1,310
                                                                                             ---------------   ---------------
         Total non-accrual balances                                                          $        28,729   $        28,526
                                                                                             ===============   ===============

    There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016 and 2015.

    Loans classified as TDRs were $6,071 and $6,545 at December 31, 2016 and 2015, respectively. The number of loans classified as TDR accounts were 2,732 and 2,951 at December 31, 2016 and 2015, respectively. For the years ended December 31, 2016 and 2015, the Company modified $9,693 and $8,591, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default during 2015. The Company recognized interest income of $1,041, $1,240 and $1,458 from loans classified as TDRs for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016 and 2015. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
Customer type:
  New borrower                                                                               $        63,409   $        54,763
  Former borrower                                                                                     29,143            28,125
  Existing borrower                                                                                  266,698           264,590
  Refinance borrower                                                                                   8,227            10,856
  Retail borrower                                                                                     54,808            58,528
                                                                                             ---------------   ---------------
    Total gross finance receivables                                                          $       422,285   $       416,862
                                                                                             ===============   ===============

Customer creditworthiness:
  Non-bankrupt gross finance receivables:
    Direct installment loans                                                                 $       339,769   $       337,952
    Retail installment notes                                                                          54,676            58,410
    Direct mail borrower                                                                              26,460            19,003
                                                                                             ---------------   ---------------
      Total non-bankrupt gross finance receivables                                                   420,905           415,365
  Bankrupt gross finance receivables:
    Direct installment loans                                                                           1,230             1,356
    Retail installment notes                                                                             132               118
    Direct mail borrower                                                                                  18                23
                                                                                             ---------------   ---------------
      Total bankrupt gross finance receivables                                                         1,380             1,497
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

Customer payment performance:
  Direct installment loans:
    Contractually performing, current to 30 days past due                                    $       301,332   $       299,874
    Contractually performing, 31 to 60 days past due                                                  12,492            12,722
    Contractually nonperforming, 61 or more days past due                                             27,175            26,712
                                                                                             ---------------   ---------------
      Total direct installment loans                                                                 340,999           339,308
  Retail installment notes:
    Contractually performing, current to 30 days past due                                             51,911            55,610
    Contractually performing, 31 to 60 days past due                                                     983             1,077
    Contractually nonperforming, 61 or more days past due                                              1,914             1,841
                                                                                             ---------------   ---------------
      Total retail installment notes                                                                  54,808            58,528
  Direct mail loans:
    Contractually performing, current to 30 days past due                                             24,048            17,084
    Contractually performing, 31 to 60 days past due                                                     714               405
    Contractually nonperforming, 61 or more days past due                                              1,716             1,537
                                                                                             ---------------   ---------------
      Total direct mail loans                                                                         26,478            19,026
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                                 2016             2015              2014
                                                                           ---------------   ---------------   ---------------
      Computed income tax expense                                          $        97,361   $       120,459   $       165,865
      Difference between computed and actual tax expense:
         Dividends received deduction                                              (28,059)          (23,286)          (20,615)
         Tax credits                                                                (4,562)           (3,639)           (2,790)
         Expense adjustments and other                                                (175)              646                66
                                                                           ---------------   ---------------   ---------------
           Total income tax expense                                        $        64,565   $        94,180   $       142,526
                                                                           ===============   ===============   ===============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Deferred tax assets:
         Policyholder liabilities                                                            $       119,292   $        68,415
         Pension, postretirement and other benefits                                                   21,580            18,759
         Tax deferred policy acquisition costs                                                       245,525           226,386
         Deferred gain on individual disability coinsurance                                            2,270             2,997
         Net realized capital losses                                                                      --            14,965
         Other                                                                                        19,242            17,132
                                                                                             ---------------   ---------------
           Gross deferred tax assets                                                                 407,909           348,654

      Deferred tax liabilities:
         Deferred policy acquisition costs                                                           378,655           350,097
         Premiums                                                                                     21,956            26,082
         Real estate and property and equipment depreciation                                           7,058             6,133
         Basis difference on investments                                                              20,276            19,948
         Net realized capital gains                                                                    1,093                --
         Net unrealized capital gains                                                                149,246           105,404
         Ceding commissions and goodwill                                                              14,189            12,714
         Other                                                                                        33,844            34,766
                                                                                             ---------------   ---------------
           Gross deferred tax liabilities                                                            626,317           555,144
                                                                                             ---------------   ---------------
              Net deferred tax liability                                                     $       218,408   $       206,490
                                                                                             ===============   ===============

    As of December 31, 2016 and 2015, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2016, 2015, and 2014.

    At December 31, 2016, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2016, 2015 and 2014, were $81,774, $53,003 and $132,411, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $         2,712   $         2,925
      Additions based on tax positions related to current year                                         1,134               998
      Additions (reductions) for tax positions of prior years                                            221            (1,211)
                                                                                             ---------------   ---------------
      Balance at end of year                                                                 $         4,067   $         2,712
                                                                                             ===============   ===============

    Included in the balance of unrecognized tax benefits at December 31, 2016 are potential benefits of $4,067 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2016, accrued interest and penalties of $116 are recorded as current income tax liabilities on the consolidated balance sheets and $72 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2016, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    During 2016, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2013 return. The IRS chose not to audit the 2013 consolidated return and has not stated their intention to audit the 2013 amended return. The IRS also informed MMC that it did not intend to audit the consolidated tax return for year 2014. The Company is now in the process of completing and filing an amended return for 2014. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended returns will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015              2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in benefit obligation:
      Benefit obligation at beginning of year            $        75,700   $        79,734   $         5,814   $         6,399
      Service cost                                                 1,332             1,364               205               192
      Interest cost                                                3,301             3,323               232               219
      Actuarial loss (gain)                                          899            (4,901)             (825)             (715)
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Benefit obligation at end of year                  $        78,113   $        75,700   $         5,181   $         5,814
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                              2016              2015               2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in plan assets:
      Fair value of plan assets at beginning of year     $        70,382   $        68,811   $            --   $            --
      Actual return on plan assets                                 3,629             1,318                --                --
      Employer contribution                                        2,110             4,073               245               281
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Fair value of plan assets at end of year           $        73,002   $        70,382   $            --   $            --
                                                         ===============   ===============   ===============   ===============

      Net amount recognized:
      Funded status                                      $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)

      Amounts recognized on the consolidated balance
        sheets:
      Prepaid benefit cost                               $            --   $            --   $            --   $            --
      Accrued benefit cost                                        (5,111)           (5,318)           (5,181)           (5,814)
                                                         ---------------   ---------------   ---------------   ---------------
      Net amount recognized                              $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)
                                                         ===============   ===============   ===============   ===============

      Weighted average assumptions used to determine
        benefit obligations:
      Discount rate                                                 3.92%             4.09%             3.82%             3.95%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Weighted average assumptions used to determine
        net periodic benefit costs:
      Expected long-term return on plan assets                      5.15%             5.16%               --                --
      Discount rate                                                 4.09%             3.77%             3.95%             3.74%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Components of net periodic benefit cost:
      Service cost                                       $         1,332   $         1,364   $           205   $           192
      Interest cost                                                3,301             3,323               232               219
      Expected return on plan assets                              (3,624)           (3,439)               --                --
      Prior service benefit amortization                             (79)              (80)             (276)             (895)
      Recognized net actuarial loss (gain)                           891             1,585              (162)             (153)
                                                         ---------------   ---------------   ---------------   ---------------
      Net periodic benefit cost                          $         1,821   $         2,753   $            (1)  $          (637)
                                                         ===============   ===============   ===============   ===============

      Other changes in plan assets and benefit
        obligations recognized in other comprehensive
        income (loss):
      Net gain (loss)                                    $          (894)  $         2,780   $           825   $           715
      Amortization of net loss (gain)                                891             1,585              (162)             (153)
      Amortization of prior service benefit                          (79)              (80)             (276)             (895)
                                                         ---------------   ---------------   ---------------   ---------------
      Total recognized in other comprehensive income
        (loss)                                           $           (82)  $         4,285   $           387   $          (333)
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015               2016             2015
                                                         ---------------   ---------------   ---------------   ---------------
      Amounts recognized in accumulated other
        comprehensive income:
      Net actuarial gain (loss)                          $       (16,389)  $       (16,386)  $         2,840   $         2,177
      Prior service benefit                                          536               615             1,379             1,655
                                                         ---------------   ---------------   ---------------   ---------------
      Accumulated other comprehensive income (loss)
        at end of year                                   $       (15,853)  $       (15,771)  $         4,219   $         3,832
                                                         ===============   ===============   ===============   ===============

      Accumulated benefit obligation                     $        73,446   $        71,508   $         5,181   $         5,814

      Plans with accumulated benefit obligation in
        excess of plan assets:
      Projected benefit obligation                       $        45,521   $        45,570
      Accumulated benefit obligation                              45,521            45,570
      Fair value of plan assets                                   43,949            42,379

    Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

    The Company updated its mortality assumption as of December 31, 2016 and December 31, 2015 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2015 report on expected future improvements in mortality rates and the subsequent 2016 update of future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease in both 2016 and 2015.

    The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $80 and $975, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $276 and $290, respectively. In 2017, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                                                                               PENSION                              MEDICARE
                                                                              BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                           ---------------   ---------------   ---------------
      2017                                                                 $         3,466   $           320   $            --
      2018                                                                           3,607               314                --
      2019                                                                           3,709               292                --
      2020                                                                           3,690               294                --
      2021                                                                           3,791               301                --
      2022 -- 2026                                                                  21,005             1,648                --

    For measurement purposes, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2015, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2016 and 2015. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2016 by $23 and the service cost and interest cost components of net periodic benefit costs for 2016 by $7. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2016 by $19 and the service cost and interest cost components of net periodic postretirement benefit costs for 2016 by $6.

    To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

    The target asset allocation as of December 31, 2016, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                   14% to 26%
      Fixed maturity securities           14% to 26%
      Insurance company general account   60% to 62%
      Other                               0%  to  2%

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                      2016              2015
                                                 ---------------   ---------------
      Equity securities                                       16%               19%
      Fixed maturity securities                               24%               21%
      Insurance company general account                       60%               60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

      DECEMBER 31, 2016                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        29,053   $            --   $        29,053
        Insurance company general account                             --                --            43,949            43,949
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        29,053   $        43,949   $        73,002
                                                         ===============   ===============   ===============   ===============

      DECEMBER 31, 2015                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        28,003   $            --   $        28,003
        Insurance company general account                             --                --            42,379            42,379
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        28,003   $        42,379   $        70,382
                                                         ===============   ===============   ===============   ===============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         42,379   $                1,570   $             --   $     43,949

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         40,847   $                1,532   $             --   $     42,379

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2016 and 2015. There were no transfers in to or out of level 3 for the years ending December 31, 2016 and 2015.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2016, 2015, and 2014 of $1,493, $1,551, and $1,555, respectively.

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

    Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                                2016               2015              2014
                                                                           ---------------   ---------------   ---------------
      Balance at January 1                                                 $       530,803   $       550,947   $       566,748
         Less: reinsurance recoverable                                             449,072           475,074           489,863
                                                                           ---------------   ---------------   ---------------
      Net balance at January 1                                                      81,731            75,873            76,885
                                                                           ---------------   ---------------   ---------------
      Incurred related to:
         Current year                                                              118,151           123,616           115,886
         Prior years                                                                 3,805             3,929            (2,701)
                                                                           ---------------   ---------------   ---------------
      Total incurred                                                               121,956           127,545           113,185
                                                                           ---------------   ---------------   ---------------
      Paid related to:
         Current year                                                               69,994            74,695            73,750
         Prior years                                                                53,734            46,992            40,447
                                                                           ---------------   ---------------   ---------------
      Total paid                                                                   123,728           121,687           114,197
                                                                           ---------------   ---------------   ---------------
      Net balance at December 31                                                    79,959            81,731            75,873
         Plus: reinsurance recoverable                                             433,464           449,072           475,084
                                                                           ---------------   ---------------   ---------------
      Balance at December 31                                               $       513,423   $       530,803   $       550,947
                                                                           ===============   ===============   ===============

    In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

    As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,805, $3,929, and $(2,701) in 2016, 2015, and
    2014, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

    The following table reconciles the liability for unpaid accident and health claims and claim loss adjustment expenses to pending policy and contract claims on the consolidated balance sheets as of December 31:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Liability for unpaid accident and health claims, and claim loss
        adjustment expenses                                                $       513,423   $       530,803   $       550,947
      Less: amounts included in future policy and contract benefits                447,061           467,001           491,463
                                                                           ---------------   ---------------   ---------------
        Accident and health pending policy and contract claims                      66,362            63,802            59,484
      Other pending policy and contract claims                                     484,431           491,513           471,156
                                                                           ---------------   ---------------   ---------------
        Pending policy and contract claims                                 $       550,793   $       555,315   $       530,640
                                                                           ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS

    Certain short duration contracts are offered within the Company's Financial Institution Group and Group Insurance strategic business units.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2016 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2016:

    FINANCIAL INSTITUTION GROUP

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014           2015           2016           IBNR           CLAIMS
      --------------  -------------  -------------   ------------   -------------  -------------  -------------   ------------
      2012            $      54,505  $      54,285   $     53,064   $      52,462  $      52,301  $         297             21
      2013                       --         51,895         48,476          47,243         46,945            730             20
      2014                       --             --         51,794          46,968         46,515          1,453             20
      2015                       --             --             --          46,992         42,025          3,203             19
      2016                       --             --             --              --         51,278          9,609             18
                                                                                   -------------
         Total                                                                     $     239,064
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                   2012            2013            2014            2015            2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $      30,099   $      43,897   $      47,981   $      50,418   $     51,475
      2013                                                   --          26,584          39,401          43,123         45,006
      2014                                                   --              --          27,839          39,125         42,590
      2015                                                   --              --              --          23,896         34,462
      2016                                                   --              --              --              --         26,925
                                                                                                                  ------------
         Total                                                                                                    $    200,458
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $        813
      Liabilities for unpaid losses and loss
        adjustment expenses, net of
        reinsurance                                                                                               $     39,419

------------
      (1) 2012 -- 2015 unaudited.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2016 (Continued):

    GROUP INSURANCE

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014            2015           2016          IBNR           CLAIMS
      --------------  ------------   -------------   ------------   -------------  -------------  -------------   ------------
      2012            $  1,122,687   $   1,104,135   $  1,102,479   $   1,098,641  $   1,095,885  $          --             55
      2013                      --       1,273,925      1,239,200       1,234,798      1,230,704             --             59
      2014                      --              --      1,364,814       1,318,135      1,313,066            615             63
      2015                      --              --             --       1,532,312      1,448,309          2,663             72
      2016                      --              --             --              --      1,372,565        136,316             60
                                                                                   -------------
         Total                                                                     $   6,460,529
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                    2012           2013            2014             2015           2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $     904,296   $   1,061,302   $   1,068,606   $   1,073,405   $  1,076,216
      2013                                                   --       1,027,194       1,194,336       1,203,788      1,208,430
      2014                                                   --              --       1,107,734       1,264,597      1,276,165
      2015                                                   --              --              --       1,260,002      1,392,218
      2016                                                   --              --              --              --      1,079,890
                                                                                                                  ------------
         Total                                                                                                    $  6,032,919
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $    100,399
      Liabilities for unpaid losses and loss
         adjustment expenses, net of
         reinsurance                                                                                              $    528,009

----------
      (1) 2012 -- 2015 unaudited.

    The reconciliation by strategic business unit of the liability for pending policy and contract claims relating to short duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2016 is as follows:

                                                                              FINANCIAL
                                                                             INSTITUTION          GROUP
                                                                                GROUP           INSURANCE           TOTAL
                                                                           ---------------   ---------------   ---------------
      Liability for short duration pending policy and contract claims,
         net of reinsurance                                                $        39,419   $       528,009   $       567,428
      Reinsurance recoverable on pending policy and contract claims                  7,350           227,796           235,146
      Less: other liabilities (1)                                                   32,727           313,490           346,217
                                                                           ---------------   ---------------   ---------------
           Total short duration pending policy and contract claims         $        14,042   $       442,315           456,357
                                                                           ===============   ===============
      Other pending policy and contract claims                                                                          94,436
                                                                                                               ---------------
         Pending policy and contract claims                                                                    $       550,793
                                                                                                               ===============

--------
   (1) Includes components that are recognized in line items other than pending policy and contract claims on the consolidated balance sheet.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by strategic business unit and accident year for the year ended December 31, 2016 is as follows(1):

                                                 FINANCIAL
                                                INSTITUTION          GROUP
      INCURRAL YEAR                                GROUP           INSURANCE
      ------------------------------------   ----------------   ---------------
      1                                                  56.7%             83.2%
      2                                                  25.8%             12.2%
      3                                                   7.7%              0.8%
      4                                                   4.3%              0.4%
      5                                                   2.0%              0.3%

----------
      (1) 2012 -- 2015 unaudited.

(13)   REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

    Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

    The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Direct premiums                                                      $     3,168,212   $     2,861,954   $     2,623,272
      Reinsurance assumed                                                            8,227             8,760            35,056
      Reinsurance ceded                                                           (704,706)         (650,247)         (619,019)
                                                                           ---------------   ---------------   ---------------
         Net premiums                                                      $     2,471,733   $     2,220,467   $     2,039,309
                                                                           ===============   ===============   ===============

    Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $682,956, $639,260 and $560,918 during 2016, 2015, and 2014, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

    The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

    The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
    (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2016, 2015 or 2014.

    The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

    At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Return of net deposits:
         In the event of death
         Account value                                                                       $     4,461,164   $     4,087,650
         Net amount at risk                                                                  $        31,335   $        46,211
         Average attained age of contractholders                                                        62.9              62.2
         As withdrawals are taken
         Account value                                                                       $       316,657   $       305,870
         Net amount at risk                                                                  $            74   $            51
         Average attained age of contractholders                                                        69.7              69.1
      Return of net deposits plus a minimum return:
         In the event of death
         Account value                                                                       $       276,717   $       245,369
         Net amount at risk                                                                  $        28,968   $        32,351
         Average attained age of contractholders                                                        69.4              68.5
         At annuitization
         Account value                                                                       $       462,113   $       487,548
         Net amount at risk                                                                  $         2,564   $         1,878
         Weighted average period remaining until expected annuitization (in years)                       2.8               3.6
         As withdrawals are taken
         Account value                                                                       $     2,953,311   $     2,591,162
         Net amount at risk                                                                  $         2,461   $         1,586
         Average attained age of contractholders                                                        64.0              63.6

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    At December 31, the Company had the following variable annuity contracts with guarantees (Continued):


                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Highest specified anniversary account value:
         In the event of death
         Account value                                                                       $       695,763   $       706,207
         Net amount at risk                                                                  $        16,237   $        34,185
         Average attained age of contractholders                                                        63.7              62.9
         Account value adjustment on 10th contract anniversary
         Account value                                                                       $        56,157   $        21,654
         Net amount at risk                                                                  $            --   $            --
         Weighted average period remaining until expected annuitization (in years)                      59.1              58.8
      Guaranteed payout annuity floor:
         Account value                                                                       $        47,341   $        47,899
         Net amount at risk                                                                  $           204   $           557
         Average attained age of contractholders                                                        74.8              74.4

    At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Account value (general and separate accounts)                                          $     6,653,271   $     6,018,267
      Net amount at risk                                                                     $    54,920,546   $    52,696,878
      Average attained age of policyholders                                                             50.0              50.0

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                                MINIMUM
                                                          MINIMUM                             GUARANTEED
                                                      GUARANTEED DEATH      GUARANTEED      WITHDRAWAL AND
                                                        AND INCOME        PAYOUT ANNUITY      ACCUMULATION    UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR             BENEFIT         VARIABLE LIFE
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at beginning of year                    $          8,580   $          5,661   $        48,851   $           98,056
      Incurred guarantee benefits                                  388             (1,176)          (19,006)              33,749
      Paid guaranteed benefits                                  (1,903)               (47)               --              (12,615)
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at end of year                          $          7,065   $          4,438   $        29,845   $          119,190
                                                      ================   ================   ===============   ==================

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                          MINIMUM
                                                      GUARANTEED DEATH      GUARANTEED           MINIMUM
                                                        AND INCOME        PAYOUT ANNUITY       GUARANTEED        UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR         WITHDRAWAL BENEFIT     VARIABLE LIFE
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at beginning of year                    $          4,708   $          5,802   $           36,107   $           73,534
      Incurred guarantee benefits                                4,533               (108)              12,744               42,158
      Paid guaranteed benefits                                    (661)               (33)                  --              (17,636)
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at end of year                          $          8,580   $          5,661   $           48,851   $           98,056
                                                      ================   ================   ==================   ==================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2016 and 2015 (except where noted otherwise):

    - For 2016, a sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios. For 2015, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.60% and 5.45% for 2016 and 2015, respectively, and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 12.00% and 15.28% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 12.00% and 1.00% to 15.00% for 2016 and 2015, respectively, with an average of 8.00% for both 2016 and 2015.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

    The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2016 and 2015 (except where noted otherwise):

    - Separate account investment performance assumption was 7.25% and 7.50% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades from the current yield curve up to 5.75% linearly over ten years and grades up 6.50% over ten years for 2016 and 2015, respectively.
    - Separate account discount rate was 7.25% and 7.23% for 2016 and 2015, respectively

    Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                            VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                                        ----------------------------------   ---------------------------------
                                                              2016               2015              2016              2015
                                                        ----------------   ---------------   ---------------   ---------------
    Equity                                              $      2,207,834   $     2,189,978   $     1,681,955   $     1,605,711
    Bond                                                         900,737           892,847           216,544           216,416
    Balanced                                                   2,138,292         1,762,247           342,237           340,120
    Money market                                                  43,462            48,317            26,298            30,659
    Mortgage                                                      57,671            57,774            32,326            34,241
    Real estate                                                   85,648            88,063            68,683            68,243
                                                        ----------------   ---------------   ---------------   ---------------
       Total                                            $      5,433,644   $     5,039,226   $     2,368,043   $     2,295,390
                                                        ================   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

    The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2016 and 2015, the liability associated with unremitted premiums and claims payable was $40,850 and $33,453, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2016 and 2015, the Company had restricted the use of $40,850 and $33,453, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

    Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

    The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                    LIABILITY                          COLLATERAL
                                                        ---------------------------------   ---------------------------------
                                                             2016              2015              2016              2015
                                                        ---------------   ---------------   ---------------   ---------------
      Reverse repurchase agreement                      $        50,000   $        50,000   $        57,038   $        52,816

    Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

    The following table provides a summary of long-term debt as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Surplus notes                                                                          $       118,000   $       118,000
      Federal Home Loan Bank borrowings                                                              350,000           250,000
                                                                                             ---------------   ---------------
        Total long-term debt                                                                 $       468,000   $       368,000
                                                                                             ===============   ===============

    In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

    All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2016 and 2015, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2016, 2015 and 2014 was $9,735, $9,735 and $9,735, respectively.

    The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2016 have a maturity of three and seven years with principal due at those times. The Company pledged $429,293 of fixed maturity securities as collateral as of December 31, 2016. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $14,648 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

    LONG-TERM DEBT (CONTINUED)

    At December 31, 2016, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2017, $0; 2018, $0; 2019, $200,000; 2020, $50,000; 2021, $75,000; thereafter, $143,000.

    Total interest paid by the Company for the years ended December 31, 2016, 2015 and 2014 was $11,633, $10,601 and $10,303, respectively.

(17) BUSINESS COMBINATIONS

    During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

    During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

    On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

    The amount of acquisition-related additional cash consideration the Company may have to pay in 2017 and future years if certain thresholds are attained is $6,125 of which $2,694 was accrued at December 31, 2016.

(18) GOODWILL AND INTANGIBLE ASSETS

    The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $       109,078   $       109,102
      Additions                                                                                           68                67
      Adjustments to prior year acquisitions                                                              --               (91)
                                                                                             ---------------   ---------------
        Balance at end of year                                                               $       109,146   $       109,078
                                                                                             ===============   ===============

    Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2016, 2015, and 2014.

    The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                  DECEMBER 31, 2016                            DECEMBER 31, 2015
                                     -------------------------------------------  -------------------------------------------
                                         GROSS                          NET           GROSS                          NET
                                       CARRYING     ACCUMULATED      CARRYING       CARRYING      ACCUMULATED      CARRYING
                                        AMOUNT      AMORTIZATION      AMOUNT         AMOUNT      AMORTIZATION       AMOUNT
                                     -------------  ------------   -------------  -------------  -------------   ------------
      Customer relationships         $      61,332  $    (32,434)  $      28,898  $      60,802  $     (27,504)  $     33,298
      Other                                  9,604        (7,791)          1,813          9,351         (6,368)         2,983
                                     -------------  ------------   -------------  -------------  -------------   ------------
        Total finite-lived
          intangible assets          $      70,936  $    (40,225)  $      30,711  $      70,153  $     (33,872)  $     36,281
                                     =============  ============   =============  =============  =============   ============

    Finite-lived intangible assets acquired during the years ended December 31, 2016 and 2015 were $783 and $658 with a weighted average amortization period of 4 years and 9 years, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(18) GOODWILL AND INTANGIBLE ASSETS (CONTINUED)

    The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2016, 2015, or 2014.

    Intangible asset amortization expense for 2016, 2015, and 2014 in the amount of $6,353, $7,108, and $3,416, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2017, $4,757; 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
    3,735.

(19) RELATED PARTY TRANSACTIONS

    The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $23,207, $22,127and $21,013 during 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the amount due to Advantus under these agreements was $9,041 and $8,663, respectively.

    The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,157, $1,041 and $998 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company also recognized commission expense of $104,747, $107,690 and $105,218 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company recognized commissions payable to SFS in the amounts of $2,561 and $2,365 for the years ended December 31, 2016 and 2015, respectively.

    Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $3,966, $3,692 and $3,062, respectively.

    Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2016, 2015 and 2014, the amounts transferred were $14,404, $14,776, and $13,929, respectively.

    The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2016 and 2015, the amount payable to the Company was $25,828 and $18,789, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2016, 2015, and 2014 were $85,150, $61,317 and $68,244, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2016, 2015 and 2014 was $22,637, $39,038 and $25,091, respectively. The amount payable to SFG at December 31, 2016 and 2015 was $7,176 and $11,293, respectively. As of December 31, 2016 and 2015, the Company also had a receivable from SFG, in the amount of $22,066 and $24,195, respectively, related to the advance of future years' defined benefit plan expenses.

    In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $2,000 in 2016, 2015 and 2014, respectively, for these policies. No claims were paid during 2016, 2015 and 2014. As of December 31, 2016 and 2015, reserves held under these policies were $53,495 and $43,546, respectively.

    The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $45,195, $42,632 and $38,231 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, commission revenue due to the Company from its affiliates was $523 and $2,299, respectively.

    Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $10,276, $8,471 and $8,756 in commission expenses related to the sales of these products for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

    Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                           DECEMBER 31, 2016
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT          NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       141,773   $       (49,407)  $        92,366
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                           (17,634)            6,172           (11,462)
        Unrealized gains (losses) on securities -- OTTI                             1,734              (607)            1,127
        Adjustment to deferred policy acquisition costs                           (82,037)           28,713           (53,324)
        Adjustment to reserves                                                     12,032            (4,211)            7,821
        Adjustment to unearned policy and contract fees                            72,377           (25,332)           47,045
        Adjustment to pension and other postretirement plans                          (69)               24               (45)
        Less: Reclassification adjustment for expenses included in net
          income                                                                      374              (131)              243
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       128,550   $       (44,779)  $        83,771
                                                                          ===============   ===============   ===============

                                                                                           DECEMBER 31, 2015
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $      (481,442)  $       168,372   $      (313,070)
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                            17,801            (6,231)           11,570
        Unrealized gains (losses) on securities -- OTTI                            (2,129)              745            (1,384)
        Adjustment to deferred policy acquisition costs                           208,912           (73,119)          135,793
        Adjustment to reserves                                                     22,718            (7,951)           14,767
        Adjustment to unearned policy and contract fees                          (106,247)           37,187           (69,060)
        Adjustment to pension and other postretirement plans                        3,495            (1,223)            2,272
        Less: Reclassification adjustment for expenses included in net
          income                                                                     457              (160)              297
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $      (336,435)  $       117,620   $      (218,815)
                                                                          ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                           DECEMBER 31, 2014
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       369,382   $      (129,286)  $       240,096
        Less: Reclassification adjustment for gains (losses) included in
          net income                                                              (61,090)           21,381           (39,709)
        Unrealized gains (losses) on securities -- OTTI                            (2,955)            1,034            (1,921)
        Adjustment to deferred policy acquisition costs                          (198,649)           69,527          (129,122)
        Adjustment to reserves                                                    (19,585)            6,854           (12,731)
        Adjustment to unearned policy and contract fees                           114,854           (40,199)           74,655
        Adjustment to pension and other postretirement plans                      (11,353)            3,974            (7,379)
        Less: Reclassification adjustment for expenses included in net
          income                                                                     (690)              243              (447)
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       189,914   $       (66,472)  $       123,442
                                                                          ===============   ===============   ===============

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $        18,989   Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities                  (777)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (578)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                    17,634
      Deferred income tax benefit (expense)                                        (6,172)
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $        11,462
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (355)  General operating expenses
        Amortization of net actuarial losses                                          729   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           374
      Deferred income tax benefit (expense)                                          (131)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           243
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $          (319)  Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities               (16,569)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (913)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                   (17,801)
      Deferred income tax benefit (expense)                                         6,231
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $       (11,570)
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (975)  General operating expenses
        Amortization of net actuarial losses                                        1,432   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           457
      Deferred income tax benefit (expense)                                          (160)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           297
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

    The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                  2016              2015
                                                             ---------------   ---------------
      Gross unrealized gains                                 $       552,724   $       513,616
      Gross unrealized losses                                       (132,948)         (217,979)
      Gross unrealized losses -- OTTI                                  6,640             4,906
      Adjustment to deferred policy acquisition costs               (122,927)          (40,890)
      Adjustment to reserves                                         (65,540)          (77,572)
      Adjustment to unearned policy and contract fees                 73,936             1,559
      Adjustment to pension and other postretirement plans           (11,634)          (11,939)
                                                             ---------------   ---------------
                                                                     300,251           171,701
      Deferred federal income tax expenses                           (99,485)          (54,706)
                                                             ---------------   ---------------
        Net accumulated other comprehensive income           $       200,766   $       116,995
                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

    The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014.

    Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2016 statutory results, the maximum amount available for the payment of dividends during 2017 by Minnesota Life Insurance Company without prior regulatory approval is $297,160.

    For the years ended December 31, 2016, 2015 and 2014 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

    The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

    The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2016 and 2015, these securities were reported at fair value of $18,847 and $43,887, respectively.

    The Company has long-term commitments to fund alternative investments and real estate investments totaling $357,743 as of December 31, 2016. The Company estimates that $143,000 of these commitments will be invested in 2017, with the remaining $214,743 invested over the next four years.

    As of December 31, 2016, the Company had committed to originate mortgage loans totaling $271,675 but had not completed the originations.

    As of December 31, 2016, the Company had committed to purchase fixed maturity securities totaling $39,000 but had not completed the purchase transactions.

    The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267; 2021, $11,267. The
    Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2017, $728; 2018, $632; 2019, $606; 2020, $514; 2021, $493. Lease expense, net of sub-lease income, for the years ended December 31, 2016, 2015 and 2014 was $8,416, $8,600, and $8,755,
    respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $131, $149 and $149 for the years ended December 31, 2016, 2015 and 2014, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2017, $183; 2018, $165; 2019, $112; 2020, $92; 2021, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2017, $5,149; 2018, $3,769; 2019, $5,348; 2020, $4,926; 2021,
    $4,441.

    At December 31, 2016, the Company had guaranteed the payment of $37,200 of policyholder dividends and discretionary amounts payable in 2017. The Company has pledged fixed maturity securities, valued at $57,779 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

    The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2016 and 2015, the assets held in trust were $499,416 and $528,771, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

    Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

    In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

    In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

    The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2016 and 2015 was approximately $2,325 and $2,487, respectively.

    The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2016 and 2015, this liability was $1,597 and $1,684, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,344 and $2,582 as of December 31, 2016 and 2015, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

    The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

    The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2016, 2015 and 2014.

    The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $84,001, $215,860 and $212,936 in 2016, 2015 and 2014, respectively.
    Statutory surplus of these operations was $2,971,602 and $2,766,405 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(24) SUBSEQUENT EVENTS

    Effective February 13, 2017, the Company declared and paid a dividend to SFG consisting of equity securities in the amount of $1,953.

    The Company evaluated subsequent events through March 8, 2017, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
        SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN
                                RELATED PARTIES
                               DECEMBER 31, 2016
                                 (IN THOUSANDS)

                                                                                                                    AS SHOWN
                                                                                                                     ON THE
                                                                                                                  CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)           VALUE        BALANCE SHEET (1)
-------------------------------------------------------------------------   ---------------   ---------------   -----------------
Fixed maturity securities
  U.S. government                                                           $       275,240   $       293,539   $         293,539
  Agencies not backed by the full faith and credit of the U.S. government           813,892           820,335             820,335
  Foreign governments                                                                33,244            37,064              37,064
  Public utilities                                                                  850,521           882,016             882,016
  Asset-backed securities                                                           464,388           472,839             472,839
  Mortgage-backed securities                                                      3,077,081         3,177,194           3,177,194
  All other corporate fixed maturity securities                                   7,881,479         8,076,533           8,076,533
                                                                            ---------------   ---------------   -----------------
    Total fixed maturity securities                                              13,395,845        13,759,520          13,759,520
                                                                            ---------------   ---------------   -----------------

Equity securities:
  Common stocks:
    Public utilities                                                                 35,994            37,832              37,832
    Banks, trusts and insurance companies                                           183,052           212,258             212,258
    Industrial, miscellaneous and all other                                         177,930           210,295             210,295
  Nonredeemable preferred stocks                                                     92,771            92,103              92,103
                                                                            ---------------   ---------------   -----------------
    Total equity securities                                                         489,747           552,488             552,488
                                                                            ---------------   ---------------   -----------------

Mortgage loans on real estate                                                     2,544,437            xxxxxx           2,544,437
Real Estate                                                                             478            xxxxxx                 478
Policy loans                                                                        426,971            xxxxxx             426,971
Other investments                                                                   351,382            xxxxxx             351,382
Alternative investments                                                             622,676            xxxxxx             622,676
Derivative investments                                                              365,143            xxxxxx             365,143
                                                                            ---------------                     -----------------
    Total                                                                         4,311,087            xxxxxx           4,311,087
                                                                            ---------------                     -----------------

Total investments                                                           $    18,196,679            xxxxxx   $      18,623,095
                                                                            ===============                     =================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                           FUTURE POLICY
                                                           DEFERRED          BENEFITS,                         OTHER POLICY
                                                            POLICY        LOSSES, CLAIMS                        CLAIMS AND
                                                          ACQUISITION     AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                                                      COSTS         EXPENSES (1)      PREMIUMS (2)         PAYABLE
-----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
2016:
  Life insurance                                        $     1,118,581   $     7,918,841   $       340,397   $       484,280
  Accident and health insurance                                  16,214           580,993            59,077            66,362
  Annuity                                                       232,390         5,378,574                --               151
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,367,185   $    13,878,408   $       399,474   $       550,793
                                                        ===============   ===============   ===============   ===============

2015:
  Life insurance                                        $     1,065,178   $     7,065,168   $       346,821   $       491,308
  Accident and health insurance                                  16,256           604,358            53,903            63,802
  Annuity                                                       216,872         4,992,016                26               205
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,298,306   $    12,661,542   $       400,750   $       555,315
                                                        ===============   ===============   ===============   ===============

2014:
  Life insurance                                        $       736,625   $     6,200,251   $       199,143   $       470,683
  Accident and health insurance                                  15,208           635,083            51,460            59,802
  Annuity                                                       188,257         4,998,479                26               155
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $       940,090   $    11,833,813   $       250,629   $       530,640
                                                        ===============   ===============   ===============   ===============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                                                                     AMORTIZATION
                                                                      BENEFITS,       OF DEFERRED
                                                         NET        CLAIMS, LOSSES      POLICY           OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION      OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME      EXPENSES (5)         COSTS         EXPENSES      WRITTEN (4)
----------------------------------   -------------   ------------   --------------   -------------   -------------   -----------
2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218   $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493         188,798
  Annuity                                  528,372        227,187          490,913          38,936         204,595
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647   $   1,286,764   $        --
                                     =============   ============   ==============   =============   =============   ===========

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963   $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362         185,157
  Annuity                                  270,420        221,432          246,582          46,720         193,701
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045   $   1,231,490   $        --
                                     =============   ============   ==============   =============   =============   ===========

2014:
  Life insurance                     $   2,112,889   $    425,261   $    1,915,329   $     146,242   $     753,805
  Accident and health insurance            327,307          9,284          112,251          10,414         181,813
  Annuity                                  251,892        229,754          254,727          60,097         182,419
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,692,088   $    664,299   $    2,282,307   $     216,753   $   1,118,037   $        --
                                     =============   ============   ==============   =============   =============   ===========

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                                                     PERCENTAGE
                                                              CEDED TO        ASSUMED FROM                           OF AMOUNT
                                            GROSS              OTHER              OTHER              NET              ASSUMED
                                            AMOUNT           COMPANIES          COMPANIES           AMOUNT             TO NET
                                       ----------------   ----------------   ---------------   ----------------   ----------------
2016: Life insurance in force          $  1,177,857,816   $    424,182,718   $       790,568   $    754,465,666                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,444,925   $        623,740   $         5,268   $      1,826,453                0.3%
        Accident and health insurance           410,491             80,966             2,959            332,484                0.9%
        Annuity                                 312,796                                                 312,796                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      3,168,212   $        704,706   $         8,227   $      2,471,733                0.3%
                                       ================   ================   ===============   ================

2015: Life insurance in force          $  1,150,505,390   $    346,303,049   $       838,901   $    805,041,242                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,379,144   $        569,017   $         5,889   $      1,816,016                0.3%
        Accident and health insurance           417,503             81,230             2,871            339,144                0.8%
        Annuity                                  65,307                 --                --             65,307                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,861,954   $        650,247   $         8,760   $      2,220,467                0.4%
                                       ================   ================   ===============   ================

2014: Life insurance in force          $  1,073,096,250   $    326,467,564   $       823,627   $    747,452,313                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,155,932   $        538,929   $        31,905   $      1,648,908                1.9%
        Accident and health insurance           404,247             80,090             3,151            327,308                1.0%
        Annuity                                  63,093                 --                --             63,093                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,623,272   $        619,019   $        35,056   $      2,039,309                1.7%
                                       ================   ================   ===============   ================

See accompanying independent auditor's report.

                                    PART C

                               OTHER INFORMATION

                           Variable Annuity Account

                  Cross Reference Sheet to Other Information

Form N-4

Item Number  Caption in Other Information

    24.      Financial Statements and Exhibits

    25.      Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.      Number of Contract Owners

    28.      Indemnification

    29.      Principal Underwriters

    30.      Location of Accounts and Records

    31.      Management Services

    32.      Undertakings

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2016, are included in Part B of this filing and consist of the following:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statements of Assets and Liabilities, as of December 31, 2016.

     3.  Statements of Operations, year or period ended December 31, 2016.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2016 and 2015.

     5.  Notes to Financial Statements.

     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

     1. Independent Auditors' Report - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016 and 2015.

     3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2016, 2015 and 2014.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

  (b)  Exhibits

       1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

       2.  Not applicable.

       3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

           (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

       4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

           (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

           (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

      (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

      (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

      (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

      (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

      (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

      (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

      (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

      (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333- 136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333- 136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

      (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

        (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

        (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

        (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

        (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

        (aa) The Ovation Lifetime Income II - Single Rider, form F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

        (bb) The Ovation Lifetime Income II - Joint Rider, form F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

        (cc) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post- Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

    5.  (a)   The Variable Annuity Application, form ICC - 70296, previously filed on February 18, 2016 as exhibit 24(b)(5)(a) to Variable
              Annuity Account's Form N-4, File Number 333-182763,
              Post-Effective Amendment Numbers 12 and 258, is hereby incorporated by reference.

    6.  Certificate of Incorporation and Bylaws.

        (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

        (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

    7.  Not applicable.

    8.  (a)   Participation Agreement among Securian Funds Trust, Advantus
              Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life
              Variable Life Account's Form N-6, File

            Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

    (a)(1) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

     (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

            (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

            (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

            (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

            (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on
                    April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

            (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

            (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

            (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                    Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File

                Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
         Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

    (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv)   Amendment No. 4 to Participation Agreement among

                 Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (vii) Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (viii) Amendment No. 8 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

         (ix) Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                 Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on
                 April 26, 2005, is hereby incorporated by reference.

         (iv)    Amendment No. 4 to Participation Agreement among

                Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                April 24, 2013, is hereby incorporated by reference.

    (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (iii) Amendment No. 2 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

         (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed
                April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

    (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on
         April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as

                 Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

    (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's
                 Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (viv) Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

         (x) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

         (xi) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

    (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

         (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                 Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

         (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (viii) Amendment No.7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

         (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

         (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

         (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

         (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as
                 Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

         (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company,

                Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

         (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as
                Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

         (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

    (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

         (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

         (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

    (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
         Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

    (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit

          24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

    (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                April 24, 2013, is hereby incorporated by reference.

    (aa) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc.

                 and ALPS Distributors, Inc. filed on February 25, 2010 as
                 exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post- Effective Amendments 11 amd 161 is hereby incorporated by reference.

          (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 30, is hereby incorporated by reference.

          (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

          (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                 April 25, 2014, is hereby incorporated by reference.

    (bb) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on
                 April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

    (cc) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as
          Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

    (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ff) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

          (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investment LLC, previously filed as Exhibit 26(h) (22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on
                 April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post- Effective Amendment Number 7, is hereby incorporated by reference.

    (gg) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as

          Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811- 4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

          (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs& Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h) (23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

          (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (hh) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company filed
          April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)
                 (22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

    (ii) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

    (jj) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

          (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

          (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as
                 Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

       (kk) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

       (ll) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

       (mm) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

       (nn) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

             (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

             (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

       (oo) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Adviser, LLC and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(mm) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

       (pp) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC., previously filed on April 27, 2015 as exhibit 24(b)8(nn) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

   9.  Opinion and consent of Michael P. Boyle, Esq.

  10.  Opinion and consent of KPMG LLP.

  11.  Not applicable.

  12.  Not applicable.

  13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

 Item 25.  Directors and Officers of the Minnesota Life Insurance Company

 Name and Principal                     Position and Offices
 Business Address                       with Minnesota Life
 ------------------                     -------------------------------------

 Eric J. Bentley                        Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 HealthPartners
 8170 33rd Avenue South
 Bloomington, MN 55425

 John W. Castro                         Director
 898 Glouchester St.
 Boca Raton, FL 33487

 Gary R. Christensen                    Director, Attorney-in-Fact,
 Minnesota Life Insurance Company       Senior Vice President,
 400 Robert Street North                General Counsel and Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Julio A. Fesser                        Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Kristi L. Fox                          Vice President, Group Insurance
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Craig J. Frisvold                      Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 Weber Shandwick Minneapolis
 8000 Norman Center Drive
 Suite 400
 Bloomington, MN 55437

 Eric B. Goodman                        Director
 101 North 7th St
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  President, CEO and Director
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John H. Hooley                         Director
 4623 McDonald Drive Overlook

 Stillwater, MN 55082

 Daniel H. Kruse                        Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 David J. LePlavy                       Senior Vice President, Treasurer
 Minnesota Life Insurance Company       and Controller
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President,
 Minnesota Life Insurance Company       Individual Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan Munson-Regala                    Second Vice President and Actuary
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Jean Delaney Nelson                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Maria H. O'Phelan                      Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President and Corporate
 Minnesota Life Insurance Company       Compliance Officer
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 Carlson
 701 Carlson Parkway
 Minnetonka, MN 55305-8215

 Robert L. Senkler                      Chairman and Director
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Bruce P. Shay                          Director and
 Minnesota Life Insurance Company       Executive Vice President
 400 Robert Street North
 St. Paul, MN 55101

 Loyall E. Wilson                       Second Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President
 Minnesota Life Insurance Company       and Assistant Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          .   Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

          .   Securian Financial Group, Inc. (Delaware)
          .   Capitol City Property Management, Inc.
          .   Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

          .   Minnesota Life Insurance Company


          .   Securian Ventures, Inc.
          .   Advantus Capital Management, Inc.
          .   Securian Financial Services, Inc.
          .   Securian Casualty Company



          .   H. Beck, Inc. (Maryland)

          .   Ochs, Inc.

          .   Lowertown Capital, LLC (Delaware)

          .   Securian Holding Company Canada, Inc. (British Columbia, Canada)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:



          .   Allied Solutions, LLC (Indiana)
          .   Securian Life Insurance Company
          .   American Modern Life Insurance Company

          .   Marketview Properties, LLC (MN)
          .   Marketview Properties II, LLC (MN)
          .   Marketview Properties IV, LLC (MN)

          .   Marketview Properties III, LLC (MN)
          .   Securian AAM Holdings, LLC

          .   Oakleaf Service Corporation


Majority-owned subsidiary of Securian AAM Holdings, LLC:

          .   Asset Allocation & Management Company, L.L.C.



Wholly-owned subsidiary of American Modern Life Insurance Company:

          .   Southern Pioneer Life Insurance Company


Wholly-owned subsidiary of Securian Holdings Company Canada, Inc.:

          .   Securian Canada, Inc. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

          .   Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

          .   Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

          .   CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2017, the number of holders of securities of this class were as follows:



       Title of Class                Number of Record Holders
       --------------                ------------------------
Variable Annuity Contracts --                 11,038
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:


                                        Positions and
 Name and Principal                     Offices
 Business Address                       with Underwriter
 ------------------                     ----------------

 George I. Connolly                     President, Chief
 Securian Financial Services, Inc.      Executive Officer and
 400 Robert Street North                Director
 St. Paul, MN 55101

 Gary R. Christensen                    Director
 Minnesota Life
   Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director
 Minnesota Life
   Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Loyall E. Wilson                       Executive Vice President, Chief
 Securian Financial Services, Inc.      Compliance Officer and
 400 Robert Street North                Secretary
 St. Paul, MN 55101

 Peter G. Berlute                       Vice President-Business
 Securian Financial Services, Inc.      Operations and Treasurer
 400 Robert Street North
 St. Paul, MN 55101

 Jeffrey D. McGrath                     Vice President
 Securian Financial Services, Inc.
 400 Robert Street North
 St. Paul, MN 55101

 Kimberly K. Carpenter                  Vice President-Compliance
 Securian Financial Services, Inc.      and Assistant Secretary
 400 Robert Street North
 St. Paul, MN 55101

 Kjirsten G. Zellmer                    Vice President &
 Securian Financial Services, Inc.      Business Operations
 400 Robert Street North
 St. Paul, MN 55101


         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of    Net Underwriting Compensation on
 Principal    Discounts and    Redemption or   Brokerage     Other
Underwriter    Commissions     Annuitization  Commissions Compensation
-----------  ---------------- --------------- ----------- ------------
Securian
  Financial,
  Services
  Inc.         $42,812,746          ---           ---         ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of April, 2017.


                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                      By:  MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By         /s/ Christopher M. Hilger
                                           -------------------------------------
                                                   Christopher M. Hilger
                                           President and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 25th day of April, 2017.


                                           MINNESOTA LIFE INSURANCE COMPANY

                                       By        /s/ Christopher M. Hilger
                                           -------------------------------------
                                                   Christopher M. Hilger
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


         Signature            Title                                 Date
         ---------            -----                                 ----

 /s/ Christopher M. Hilger    President and Chief Executive    April 25, 2017

                              Officer
 ---------------------------
 Christopher M. Hilger

 *                            Chairman of the Board
 ---------------------------
 Robert L. Senkler

 *                            Director
 ---------------------------
 Mary K. Brainerd

 *                            Director
 ---------------------------
 John W. Castro

 *                            Director
 ---------------------------
 Gary R. Christensen

*                            Director
-------------------------
Sara H. Gavin

*                            Director
-------------------------
Enc B. Goodman

*                            Director
-------------------------
John H. Hooley

*                            Director
-------------------------
Trudy A. Rautio

*                            Director
-------------------------
Bruce P. Shay

*                            Director
-------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro        Executive Vice President          April 25, 2017
-------------------------    and Chief Financial Officer
Warren J. Zaccaro            (chief financial officer)


/s/ Warren J. Zaccaro        Executive Vice President and      April 25, 2017
-------------------------    Chief Financial Officer
Warren J. Zaccaro            (chief accounting officer)

/s/ David J. LePlavy         Senior Vice President, Treasurer  April 25, 2017
-------------------------    and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen      Director, Attorney-in-Fact,       April 25, 2017
-------------------------    Senior Vice President,
Gary R. Christensen          General Counsel and Secretary



* Pursuant to power of attorney dated October 17, 2016, a copy of which is filed herewith.

                                 EXHIBIT INDEX

Exhibit Number  Description of Exhibit
--------------  ----------------------

9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Opinion and consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.